Schedule of Investments
California Municipal Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 12
iShares California Muni Bond ETF 702 40
$ 52
TOTAL INVESTMENT COMPANIES $ 52
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Transportation - 0 .01%
BL Train Holdings West LLC - Warrants
(a),(b)
72,088 $ 36
TOTAL COMMON STOCKS $ 36
MUNICIPAL BONDS - 103 .35%
Principal
Amount (000's) Value (000's)
California - 97 .97%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(c)
$ 1,000 $ 1,003
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(a)
1,750 1,041
5.00%, 10/01/2035 5,270 5,281
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2043
(c)
1,000 1,068
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,795
Bay Area Toll Authority
2.70%, 04/01/2059
(d)
200 200
5.00%, 04/01/2042 1,000 1,076
5.00%, 04/01/2043 1,000 1,072
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,230 1,817
Burbank-Glendale-Pasadena Airport Authority Brick
Campaign
5.25%, 07/01/2040 1,435 1,540
California Community Choice Financing Authority
5.00%, 07/01/2035 1,500 1,621
5.00%, 02/01/2054
(d)
5,000 5,207
5.00%, 02/01/2055
(d)
5,000 5,234
5.00%, 02/01/2055
(d)
5,000 5,225
5.00%, 04/01/2056
(d)
3,500 3,668
California County Tobacco Securitization Agency
4.00%, 06/01/2049 2,630 2,327
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,001
5.00%, 06/01/2043 5,645 6,507
5.00%, 05/01/2045 9,550 10,951
5.00%, 05/01/2049 2,000 2,232
5.00%, 04/01/2051 10,100 11,206
5.00%, 03/01/2055
(d)
1,800 2,068
5.25%, 04/01/2040 2,960 3,502
California Enterprise Development Authority
5.25%, 11/01/2049 5,000 5,284
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,704
5.00%, 12/01/2035 1,500 1,654
5.00%, 06/01/2041
(d)
10,000 10,605
5.00%, 11/01/2047 5,900 6,373
5.00%, 11/15/2048 2,785 2,817
5.25%, 12/01/2044 6,205 6,477
California Housing Finance Agency
3.50%, 11/20/2035 7,690 7,331
4.25%, 01/15/2035 7,407 7,531
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
11,806 11,709
California Housing Finance Agency (credit support
from Section 542(c) Housing Finance Agency Risk
Sharing Program )
4.75%, 08/01/2045
(c)
4,755 4,840
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Infrastructure & Economic Development
Bank
5.50%, 07/01/2056 $ 8,000 $ 8,511
12.00%, 01/01/2065
(d),(e)
4,155 2,659
California Municipal Finance Authority
2.40%, 10/01/2044
(d)
4,000 3,886
3.54%, 02/20/2041
(d)
4,573 4,138
4.00%, 07/15/2029 8,620 8,666
4.00%, 10/01/2039 3,515 3,367
4.05%, 07/20/2041 2,118 1,999
4.38%, 09/01/2053
(d)
1,700 1,758
5.00%, 05/15/2033 1,000 1,032
5.00%, 05/15/2034 1,000 1,030
5.00%, 12/31/2034 7,550 7,711
5.00%, 11/01/2035
(e)
1,750 1,815
5.00%, 12/31/2036 8,000 8,142
5.00%, 04/01/2054 3,480 3,483
5.25%, 11/01/2036 2,100 2,102
5.25%, 09/01/2055 1,500 1,507
5.38%, 11/01/2045
(e)
3,245 3,293
5.50%, 09/01/2056 2,435 2,598
5.50%, 09/01/2060 1,500 1,592
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(c)
600 610
5.00%, 05/15/2044
(c)
5,000 5,081
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
10,000 10,390
California Municipal Finance Authority (credit
support from Fannie Mae Collateral )
4.45%, 12/01/2042
(c)
6,465 6,450
California Pollution Control Financing Authority
2.85%, 03/01/2042
(d)
300 300
4.25%, 12/01/2027
(d)
1,200 1,214
5.00%, 07/01/2029
(e)
750 772
5.00%, 07/01/2029
(e)
1,000 1,043
5.00%, 07/01/2030
(e)
2,000 2,005
5.00%, 07/01/2030
(e)
565 595
5.00%, 07/01/2031
(e)
1,000 1,061
5.00%, 07/01/2037
(e)
12,500 12,501
5.00%, 07/01/2039
(e)
8,500 8,655
5.00%, 11/21/2045
(e)
2,500 2,540
California Public Finance Authority
4.00%, 08/01/2047 1,325 1,206
5.10%, 04/01/2066
(d),(e)
3,500 3,503
6.50%, 06/01/2054
(e)
17,120 16,463
California School Finance Authority
5.00%, 07/01/2035
(e)
1,775 1,776
5.00%, 08/01/2038
(e)
1,000 1,003
California State University
5.00%, 11/01/2037 2,000 2,025
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
350 340
5.00%, 11/01/2032
(e)
1,135 1,139
5.00%, 06/01/2034
(e)
375 381
5.00%, 09/02/2034 950 972
5.00%, 12/01/2036
(e)
7,000 7,003
5.00%, 09/02/2038 3,000 3,050
5.00%, 06/01/2039
(e)
475 477
5.00%, 09/02/2039 900 922
5.00%, 09/02/2039 945 964
5.00%, 05/15/2040 3,500 3,502
5.00%, 09/02/2040 1,000 1,020
5.00%, 12/01/2041
(e)
4,140 4,141

Schedule of Investments
California Municipal Fund
July 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.00%, 09/02/2044 $ 1,350 $ 1,344
5.00%, 09/02/2048 940 943
5.00%, 06/01/2051
(e)
1,950 1,862
5.25%, 12/01/2034 3,500 3,502
5.25%, 12/01/2038
(e)
1,000 1,018
5.25%, 12/01/2043
(e)
3,825 3,872
5.25%, 12/01/2044 1,370 1,481
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(c)
3,000 3,025
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,054
6.00%, 05/01/2043 1,550 1,578
Central Valley Energy Authority
5.00%, 08/01/2034 5,165 5,400
Chino Valley Unified School District
5.00%, 08/01/2055
(f)
6,570 6,703
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,285
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty )
5.25%, 06/01/2047
(c)
3,600 3,718
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 539
5.00%, 05/15/2028
(f)
2,760 2,858
5.00%, 05/15/2029 1,875 1,972
5.00%, 05/15/2035 835 916
5.00%, 05/15/2036 5,000 5,157
5.00%, 05/15/2037
(f)
4,225 4,446
5.00%, 05/15/2042
(f)
3,500 3,520
5.00%, 05/15/2044
(f)
4,090 4,144
5.50%, 05/15/2040
(f)
5,000 5,333
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty )
0.00%, 08/01/2039
(a),(c)
4,000 2,346
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 8,001
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2037 2,000 2,041
5.25%, 07/01/2049 7,000 7,421
5.25%, 07/01/2054 3,000 3,152
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 9
Escondido Union High School District
0.00%, 08/01/2041
(a)
1,000 515
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,360 5,865
Golden State Tobacco Securitization Corp
5.00%, 06/01/2028 5,000 5,100
5.00%, 06/01/2051 10,630 10,333
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,008
La Verne Public Financing Authority
7.25%, 09/01/2026 105 105
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,748
5.50%, 11/15/2032 1,010 1,109
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 1,695 1,824
5.00%, 07/01/2044 2,000 2,174
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 $ 2,000 $ 2,004
5.50%, 12/01/2054 10,000 10,849
Los Angeles Department of Water & Power
5.00%, 07/01/2029 520 549
5.00%, 07/01/2042 1,000 1,021
5.00%, 07/01/2042 2,180 2,287
5.00%, 07/01/2043
(f)
5,000 5,173
Los Angeles Department of Water & Power (credit
support from Build America Mutual Assurance
Corp )
5.00%, 07/01/2037
(c)
5,000 5,478
Los Angeles Unified School District/CA
5.00%, 07/01/2033 2,000 2,228
Merced Union High School District
0.00%, 08/01/2032
(a)
3,380 2,757
Metropolitan Water District of Southern California
5.00%, 07/01/2040 5,000 5,294
5.00%, 04/01/2054 1,000 1,045
M-S-R Energy Authority
6.13%, 11/01/2029 1,325 1,376
6.13%, 11/01/2029 1,580 1,640
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(c)
785 787
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,006
Nuveen California AMT-Free Quality Municipal
Income Fund
2.61%, 10/01/2047
(d),(e)
200 200
Pasadena Unified School District
5.25%, 08/01/2047 4,250 4,615
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 997
Port of Los Angeles
5.00%, 08/01/2033 500 547
5.00%, 08/01/2034 3,465 3,799
5.00%, 08/01/2036 500 540
Poway Unified School District
0.00%, 08/01/2036
(a)
4,000 2,798
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,032
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty )
5.00%, 11/01/2037
(c)
3,660 3,823
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,907
4.00%, 06/01/2046 3,460 3,252
Sacramento Area Flood Control Agency
5.00%, 10/01/2042 6,000 6,623
Sacramento City Unified School District/CA (credit
support from Assured Guaranty )
5.00%, 08/01/2054
(c)
8,000 8,062
Sacramento Municipal Utility District
5.00%, 11/15/2054 1,000 1,051
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,522
5.00%, 07/01/2037 2,300 2,332
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 10,882
5.00%, 07/01/2039 2,000 2,077
5.00%, 07/01/2042 1,345 1,354
5.25%, 07/01/2042 2,745 2,951

Schedule of Investments
California Municipal Fund
July 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Diego Housing Authority Inc (credit support
from Federal Home Loan Mortgage Corporation
Collateral HUD Section 8 )
4.20%, 06/01/2040
(c)
$ 3,245 $ 3,150
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2039 2,075 2,056
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2035 1,000 1,037
5.00%, 05/01/2036 3,000 3,103
5.25%, 05/01/2049 3,500 3,623
5.50%, 05/01/2043 4,000 4,293
5.50%, 05/01/2055
(f)
11,000 11,548
San Joaquin Valley Clean Energy Authority
5.50%, 01/01/2056
(d)
9,050 9,759
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty )
5.00%, 08/01/2030
(c)
1,000 1,001
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 634
Santa Clara County Financing Authority
4.00%, 11/01/2050 4,450 4,176
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,340
4.00%, 08/01/2042 2,000 2,011
5.00%, 07/01/2035 1,000 1,144
5.00%, 08/01/2054 5,000 5,213
Southern California Public Power Authority
5.00%, 11/01/2029 4,725 4,891
5.00%, 07/01/2049 1,000 1,022
5.00%, 07/01/2053 1,000 1,018
State of California
5.00%, 09/01/2028 5 5
5.00%, 03/01/2035 5,000 5,678
5.00%, 03/01/2038 2,000 2,211
5.00%, 09/01/2043 6,000 6,425
5.00%, 08/01/2045 8,250 8,894
State of California (credit support from Assured
Guaranty )
5.25%, 08/01/2032
(c)
5,000 5,544
Tender Option Bond Trust Receipts/Certificates
2.80%, 04/01/2056
(d),(e)
2,450 2,450
2.80%, 04/01/2056
(d),(e)
200 200
2.95%, 05/01/2032
(d),(e)
200 200
2.95%, 05/01/2033
(d),(e)
3,000 3,000
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,585
5.00%, 06/01/2048 2,785 2,714
University of California
2.80%, 05/15/2048
(d)
190 190
5.25%, 05/15/2038 3,250 3,768
5.25%, 05/15/2040 6,580 7,609
$ 659,427
Guam - 1 .57%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 7,913
5.50%, 07/01/2044 1,545 1,638
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,004
$ 10,555
Puerto Rico - 3 .81%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(a)
526 382
0.00%, 11/01/2043
(a),(d)
1,569 1,118
4.00%, 07/01/2037 316 308
4.00%, 07/01/2046 446 404
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.50%, 01/01/2041 $ 3,420 $ 3,852
6.50%, 01/01/2042 3,250 3,619
6.75%, 01/01/2045 5,550 6,247
6.75%, 01/01/2045 3,250 3,658
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 5 5
5.00%, 07/01/2058 6,296 6,049
$ 25,642
TOTAL MUNICIPAL BONDS $ 695,624
Total Investments $ 695,712
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.30)%
Notes with interest rates of 2.17% - 2.95% at July
31, 2026 and contractual maturities of collateral of
2027-2033.
(g)
$ (28,930) (28,930)
Total Net Investments $ 666,782
Other Assets and Liabilities -  0.93% 6,278
TOTAL NET ASSETS - 100.00% $ 673,060
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $93,968 or 13.96% of net assets.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2026.

Schedule of Investments
Core Fixed Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .45 % Shares Held Value (000's)
Money Market Funds - 1 .45%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
1,987,824 $ 1,988
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
141,362,487 141,362
$ 143,350
TOTAL INVESTMENT COMPANIES $ 143,350
COMMON STOCKS - 0 .05 % Shares Held Value (000's)
Transportation - 0 .05%
Trailer Bridge Inc
(d),(e),(f)
178,279 $ 4,722
TOTAL COMMON STOCKS $ 4,722
BONDS - 59 .96%
Principal
Amount (000's) Value (000's)
Airlines - 1 .33%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(g)
$ 17,066 $ 17,070
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
27,523 27,120
5.31%, 10/20/2031
(g)
20,000 19,394
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
18,369 18,338
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 02/25/2033 5,697 5,447
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 6,353 5,748
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 39,469 39,068
$ 132,185
Automobile Manufacturers - 0 .53%
American Honda Finance Corp
2.30%, 09/09/2026 7,000 6,986
4.40%, 10/05/2026 30,000 30,013
4.90%, 07/09/2027 15,000 15,055
$ 52,054
Banks - 9 .23%
Bank of America Corp
3.19%, 07/23/2030
(h)
8,000 7,623
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
4.98%, 01/24/2029
(h)
29,000 29,110
Secured Overnight Financing Rate + 0.83%
5.05%, 02/06/2037
(h)
30,000 28,889
Secured Overnight Financing Rate + 1.13%
5.74%, 02/12/2036
(h)
28,000 28,018
Secured Overnight Financing Rate + 1.70%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031 10,000 8,771
4.03%, 01/22/2030
(h)
18,000 17,701
Secured Overnight Financing Rate + 0.63%
4.54%, 04/23/2032
(h)
14,750 14,453
Secured Overnight Financing Rate + 0.90%
4.94%, 02/11/2031
(h)
29,000 29,014
Secured Overnight Financing Rate + 0.89%
5.32%, 06/06/2036
(h)
10,000 9,944
Secured Overnight Financing Rate + 1.35%
Bank of New York Mellon/The
4.73%, 04/20/2029
(h)
13,000 13,027
Secured Overnight Financing Rate + 1.14%
Citibank NA
4.88%, 11/19/2027
(h)
24,000 24,040
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
2.98%, 11/05/2030
(h)
51,000 47,886
Secured Overnight Financing Rate + 1.42%
4.45%, 09/29/2027 8,000 7,980
5.17%, 09/11/2036
(h)
11,000 10,718
Secured Overnight Financing Rate + 1.49%
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,945
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
$ 15,000 $ 13,076
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,956
3.81%, 04/23/2029
(h)
13,000 12,783
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.37%, 10/21/2031
(h)
29,750 28,797
Secured Overnight Financing Rate + 1.06%
5.54%, 01/28/2036
(h)
23,000 22,825
Secured Overnight Financing Rate + 1.38%
JPMorgan Chase & Co
2.53%, 11/19/2041
(h)
9,000 6,137
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(h)
47,000 43,966
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
4.81%, 10/22/2036
(h)
16,250 15,429
Secured Overnight Financing Rate + 1.19%
4.92%, 01/24/2029
(h)
28,000 28,102
Secured Overnight Financing Rate + 0.80%
Morgan Stanley
1.79%, 02/13/2032
(h)
10,000 8,621
Secured Overnight Financing Rate + 1.03%
2.70%, 01/22/2031
(h)
38,000 35,109
Secured Overnight Financing Rate + 1.14%
3.95%, 04/23/2027 10,000 9,961
5.12%, 02/01/2029
(h)
18,000 18,079
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,001
Morgan Stanley Bank NA
4.45%, 10/15/2027
(h)
25,000 24,999
Secured Overnight Financing Rate + 0.68%
PNC Bank NA
2.70%, 10/22/2029 53,000 49,449
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 13,240
Secured Overnight Financing Rate + 0.98%
4.90%, 05/13/2031
(h)
19,000 18,928
Secured Overnight Financing Rate + 1.33%
5.42%, 01/25/2041
(h)
10,000 9,585
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
Truist Bank
4.63%, 09/17/2029
(h)
52,000 51,281
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
Truist Financial Corp
4.60%, 01/27/2032
(h)
11,000 10,739
Secured Overnight Financing Rate + 0.97%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 25,035
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.15%, 04/27/2027 3,800 3,771
4.84%, 02/01/2034
(h)
25,000 24,239
Secured Overnight Financing Rate + 1.60%
4.86%, 07/27/2030
(h)
20,000 19,961
Secured Overnight Financing Rate + 0.78%
5.08%, 05/15/2031
(h)
12,000 12,017
Secured Overnight Financing Rate + 1.30%
5.42%, 02/12/2036
(h)
18,000 17,971
Secured Overnight Financing Rate + 1.41%

Schedule of Investments
Core Fixed Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.88%, 10/30/2030
(h)
$ 32,000 $ 30,030
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.08%, 09/15/2029
(h)
24,000 23,644
Secured Overnight Financing Rate + 0.88%
4.90%, 01/24/2028
(h)
23,500 23,542
Secured Overnight Financing Rate + 0.78%
$ 914,392
Beverages - 0 .84%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 32,341
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,069
5.00%, 06/15/2034 30,000 29,738
$ 83,148
Biotechnology - 2 .45%
Amgen Inc
1.65%, 08/15/2028 20,000 18,851
2.20%, 02/21/2027 11,500 11,367
2.45%, 02/21/2030 40,000 36,882
4.85%, 02/19/2036 30,000 28,753
5.25%, 03/02/2033 14,000 14,031
Biogen Inc
2.25%, 05/01/2030 65,000 58,993
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 18,321
2.60%, 10/01/2040 19,000 13,408
4.80%, 11/15/2029 20,000 20,071
5.25%, 10/15/2033 22,000 22,207
$ 242,884
Chemicals - 0 .61%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 22,398
Westlake Corp
2.88%, 08/15/2041 15,000 10,041
3.38%, 06/15/2030
(i)
4,500 4,245
5.55%, 11/15/2035
(i)
25,000 24,264
$ 60,948
Commercial Services - 0 .87%
ERAC USA Finance LLC
4.60%, 05/01/2028
(g)
38,500 38,485
5.00%, 02/15/2029
(g)
9,500 9,559
7.00%, 10/15/2037
(g)
13,000 14,402
United Rentals North America Inc
6.00%, 12/15/2029
(g)
24,000 24,255
$ 86,701
Computers - 0 .99%
Apple Inc
2.05%, 09/11/2026 30,000 29,937
2.38%, 02/08/2041 20,000 13,703
3.20%, 05/11/2027 13,000 12,910
4.15%, 05/10/2030 24,500 24,249
4.75%, 05/12/2035 18,000 17,814
$ 98,613
Diversified Financial Services - 2 .01%
Atlas Warehouse Lending Co LP
4.63%, 11/15/2028
(g)
16,000 15,776
4.95%, 11/15/2030
(g)
14,000 13,679
6.05%, 01/15/2028
(g)
22,000 22,237
6.25%, 01/15/2030
(g)
27,000 27,631
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032
(g)
12,250 11,986
5.50%, 06/18/2030
(g)
30,000 30,135
6.20%, 06/18/2035
(g)
10,000 10,057
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferies Financial Group Inc
2.63%, 10/15/2031 $ 30,000 $ 25,989
2.75%, 10/15/2032 8,000 6,787
4.15%, 01/23/2030 19,000 18,233
4.85%, 01/15/2027 1,750 1,752
5.50%, 02/15/2036 5,000 4,732
6.25%, 01/15/2036 10,325 10,375
$ 199,369
Electric - 9 .96%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 15,232
5.40%, 03/15/2053 23,000 20,898
AES Corp/The
5.80%, 03/15/2032 38,000 38,200
Alabama Power Co
1.45%, 09/15/2030 25,000 21,865
3.13%, 07/15/2051 19,000 11,881
3.45%, 10/01/2049 42,000 28,240
Alliant Energy Finance LLC
5.95%, 03/30/2029
(g)
10,000 10,239
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 13,323
Black Hills Corp
2.50%, 06/15/2030 15,000 13,655
3.05%, 10/15/2029 39,500 37,238
3.15%, 01/15/2027 7,500 7,458
4.35%, 05/01/2033 8,000 7,480
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,120
Entergy Corp
2.40%, 06/15/2031 24,000 21,208
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 10,954
3.25%, 04/01/2028 12,000 11,743
4.20%, 09/01/2048 31,000 23,787
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(g)
14,000 13,841
FirstEnergy Transmission LLC
2.87%, 09/15/2028
(g)
25,000 24,012
Florida Power & Light Co
2.88%, 12/04/2051 20,000 11,864
3.15%, 10/01/2049 25,000 15,975
5.05%, 04/01/2028 10,000 10,087
5.15%, 06/15/2029 20,000 20,282
Indianapolis Power & Light Co
5.05%, 08/15/2035
(g)
39,000 38,314
5.70%, 04/01/2054
(g)
15,500 14,554
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,631
3.50%, 09/30/2049 66,000 44,776
5.60%, 06/29/2035 16,000 16,087
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 19,845
5.85%, 02/15/2034
(g)
10,500 10,816
Nevada Power Co
2.40%, 05/01/2030 20,500 18,777
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 47,914
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 11,602
5.10%, 05/15/2053 28,500 24,703
Oncor Electric Delivery Co LLC
2.70%, 11/15/2051 15,000 8,455
3.10%, 09/15/2049 33,500 20,935
4.10%, 11/15/2048 5,000 3,786
5.65%, 11/15/2033 24,000 24,571
5.75%, 03/15/2029 21,000 21,489

Schedule of Investments
Core Fixed Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PacifiCorp
5.25%, 06/15/2035 $ 5,750 $ 5,558
5.35%, 12/01/2053 34,000 29,045
6.25%, 10/15/2037 2,500 2,552
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 10,635
4.85%, 02/15/2034 19,000 18,523
5.25%, 05/15/2053 52,000 46,350
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,963
3.20%, 03/01/2050 15,000 9,609
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
4,138 3,851
5.38%, 06/30/2035
(g)
15,173 14,849
Southwestern Electric Power Co
2.75%, 10/01/2026 10,000 9,977
3.85%, 02/01/2048 12,500 8,840
Tucson Electric Power Co
3.25%, 05/01/2051 18,000 11,543
4.85%, 12/01/2048 7,000 5,860
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 19,006
Xcel Energy Inc
2.60%, 12/01/2029 32,000 29,743
3.50%, 12/01/2049 24,000 16,131
$ 986,872
Electronics - 0 .46%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 45,333
Environmental Control - 1 .49%
Republic Services Inc
1.75%, 02/15/2032 29,500 24,969
2.30%, 03/01/2030 16,500 15,139
4.88%, 04/01/2029 23,500 23,597
5.15%, 03/15/2035 9,000 8,966
Waste Connections Inc
4.80%, 07/15/2036
(i)
24,000 22,932
5.25%, 09/01/2035 52,000 51,747
$ 147,350
Food - 0 .67%
Mars Inc
4.45%, 03/01/2027
(g)
28,000 28,053
5.00%, 03/01/2032
(g)
38,000 37,880
$ 65,933
Gas - 1 .04%
NiSource Inc
2.95%, 09/01/2029 29,000 27,457
3.60%, 05/01/2030 14,000 13,358
5.35%, 04/01/2034 39,000 39,013
5.35%, 07/15/2035 24,000 23,711
$ 103,539
Healthcare - Services - 1 .57%
HCA Inc
4.13%, 06/15/2029 14,000 13,732
4.60%, 11/15/2032 39,500 37,981
5.60%, 04/01/2034 37,000 37,203
5.63%, 09/01/2028 2,000 2,026
7.50%, 11/06/2033 1,950 2,167
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 8,120
2.88%, 08/15/2029 15,000 14,238
3.50%, 08/15/2039 14,000 11,211
4.70%, 04/15/2029 28,500 28,551
$ 155,229
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 2 .70%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 $ 36,500 $ 32,225
1.85%, 03/12/2030
(i)
8,000 7,275
2.50%, 01/15/2051 12,500 6,936
2.85%, 10/15/2050 30,500 18,357
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 29,846
4.50%, 08/15/2028 39,500 39,229
First American Financial Corp
2.40%, 08/15/2031 22,000 19,004
4.00%, 05/15/2030 28,000 26,778
5.45%, 09/30/2034 30,000 29,051
Prudential Financial Inc
2.10%, 03/10/2030
(i)
23,000 21,043
3.88%, 03/27/2028 4,550 4,505
5.20%, 03/14/2035 34,000 33,530
$ 267,779
Internet - 1 .39%
Amazon.com Inc
2.88%, 05/12/2041 20,000 14,109
3.95%, 04/13/2052 10,000 7,018
4.05%, 08/22/2047 38,000 28,324
5.45%, 11/20/2055 39,500 34,626
5.80%, 03/13/2056 13,000 11,953
Beignet Investor LLC
6.58%, 05/30/2049
(g)
43,000 41,687
$ 137,717
Lodging - 1 .08%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 40,294
3.70%, 01/15/2031 11,000 10,313
Marriott International Inc/MD
2.75%, 10/15/2033
(i)
36,000 30,748
Travel + Leisure Co
4.50%, 12/01/2029
(g)
26,500 25,534
$ 106,889
Media - 1 .75%
Comcast Corp
2.65%, 02/01/2030 33,000 30,436
4.25%, 10/15/2030 4,500 4,357
4.65%, 02/15/2033
(i)
30,000 28,676
6.45%, 03/15/2037 1,800 1,854
Discovery Communications LLC
3.63%, 05/15/2030 9,000 8,325
4.13%, 05/15/2029 22,000 21,615
5.30%, 05/15/2049 13,000 7,963
Discovery Global Holdings Inc
5.05%, 03/15/2042 20,000 13,900
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,040
6.75%, 06/15/2039 6,000 5,654
7.30%, 07/01/2038 7,750 7,659
Walt Disney Co/The
2.00%, 09/01/2029 28,000 25,917
6.40%, 12/15/2035 8,900 9,637
$ 173,033
Oil & Gas - 1 .00%
BP Capital Markets America Inc
3.94%, 09/21/2028 13,000 12,825
4.70%, 04/10/2029 39,000 39,057
4.87%, 11/25/2029 24,000 24,086
Canadian Natural Resources Ltd
5.00%, 12/15/2029 14,500 14,582
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,509
$ 99,059

Schedule of Investments
Core Fixed Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 0 .67%
Lohrasp Enterprise II LLC
5.51%, 07/17/2056
(g)
$ 17,500 $ 17,462
PFS Financing Corp
4.33%, 04/15/2030
(g)
49,250 49,351
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.70%
$ 66,813
Packaging & Containers - 0 .07%
Sealed Air Corp
6.88%, 07/15/2033
(g)
6,900 6,748
Pharmaceuticals - 2 .04%
AbbVie Inc
4.40%, 03/15/2033 19,000 18,311
4.65%, 03/15/2028 19,000 19,051
5.05%, 03/15/2034 60,000 59,549
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 12,013
1.45%, 11/13/2030 10,000 8,741
5.90%, 11/15/2033 9,833 10,273
CVS Health Corp
1.30%, 08/21/2027 14,000 13,538
3.00%, 08/15/2026 17,000 16,990
4.30%, 03/25/2028 5,046 5,015
5.05%, 03/25/2048 23,000 19,426
5.45%, 09/15/2035 19,000 18,804
$ 201,711
Pipelines - 1 .79%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,448
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,469
Enterprise Products Operating LLC
4.30%, 06/20/2028 39,750 39,547
4.60%, 01/15/2031 46,000 45,498
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 13,697
5.60%, 08/15/2036
(g)
40,000 38,724
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,130
7.25%, 08/15/2038 10,000 11,172
$ 177,685
REITs - 9 .45%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,432
2.00%, 05/18/2032 14,000 11,678
2.75%, 12/15/2029 14,500 13,470
3.38%, 08/15/2031 30,000 27,386
4.75%, 04/15/2035 14,500 13,505
4.90%, 12/15/2030 4,250 4,208
American Tower Corp
1.88%, 10/15/2030 20,000 17,618
2.10%, 06/15/2030 3,000 2,690
2.75%, 01/15/2027 53,000 52,600
2.95%, 01/15/2051 10,000 5,942
3.38%, 10/15/2026 5,000 4,991
American Tower Trust #1
5.49%, 03/15/2053
(g)
14,000 14,087
Crown Castle Inc
2.25%, 01/15/2031 18,000 15,858
2.90%, 04/01/2041 30,000 20,903
3.10%, 11/15/2029 8,000 7,535
4.00%, 11/15/2049 17,000 12,056
4.30%, 02/15/2029 13,000 12,797
5.00%, 01/11/2028 18,000 18,062
CubeSmart LP
2.00%, 02/15/2031
(i)
26,000 22,770
3.00%, 02/15/2030 18,000 16,841
4.38%, 02/15/2029 2,000 1,979
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
DOC DR LLC
2.63%, 11/01/2031 $ 32,000 $ 28,289
4.30%, 03/15/2027 22,400 22,384
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 8,172
3.63%, 01/15/2028 3,500 3,438
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,387
3.00%, 01/15/2030 50,000 46,794
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 42,290
3.63%, 10/01/2029 32,000 30,557
4.75%, 01/15/2028 7,000 6,982
Prologis LP
2.88%, 11/15/2029 12,500 11,771
3.38%, 12/15/2027 25,000 24,661
4.25%, 06/15/2031 20,000 19,422
SBA Communications Corp
5.15%, 07/15/2031 29,000 28,778
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 45,593
2.33%, 07/15/2052
(g)
10,000 9,642
2.59%, 10/15/2056
(g)
20,500 18,085
Store Capital LLC
2.75%, 11/18/2030 18,500 16,579
4.63%, 03/15/2029 33,500 33,066
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,494
3.85%, 04/01/2027 21,000 20,923
5.00%, 02/15/2036
(i)
24,000 23,037
5.63%, 07/01/2034 38,500 38,888
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,901
2.75%, 01/15/2031 7,000 6,394
3.10%, 01/15/2030 25,000 23,622
4.13%, 03/15/2029 6,000 5,915
4.25%, 04/15/2028 4,000 3,978
4.50%, 07/01/2030 24,500 24,155
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,430
WP Carey Inc
2.40%, 02/01/2031 21,000 18,737
3.85%, 07/15/2029 30,000 29,206
$ 936,978
Semiconductors - 0 .41%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,701
2.85%, 04/01/2030 14,000 13,122
3.50%, 04/01/2040 13,000 10,346
$ 40,169
Software - 0 .44%
Oracle Corp
4.80%, 09/26/2032 14,000 12,886
5.50%, 08/03/2035 33,500 30,751
$ 43,637
Telecommunications - 2 .19%
Beacon Point DC LLC
6.13%, 11/30/2042
(g)
25,000 23,988
Corning Inc
4.75%, 03/15/2042 4,650 4,106
5.45%, 11/15/2079 43,500 37,164
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,814
Sopaipilla Investor LLC
7.53%, 11/30/2048
(g)
29,500 30,576
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(g)
12,075 12,091

Schedule of Investments
Core Fixed Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
2.55%, 02/15/2031 $ 20,000 $ 17,935
3.00%, 02/15/2041 39,000 27,463
4.63%, 01/15/2033 21,500 20,663
5.30%, 05/15/2035 27,500 26,897
$ 216,697
Transportation - 0 .65%
Ryder System Inc
2.90%, 12/01/2026 51,000 50,728
5.00%, 03/15/2030 14,000 14,033
$ 64,761
Trucking & Leasing - 0 .28%
Penske Truck Leasing Co Lp / PTL Finance Corp
4.55%, 01/15/2031
(g)
18,500 18,135
5.70%, 02/01/2028
(g)
10,000 10,127
$ 28,262
TOTAL BONDS $ 5,942,488
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 38 .19%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .06%
3.50%, 03/01/2048 $ 5,863 $ 5,336
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 24 .26%
2.00%, 10/01/2050 28,883 23,077
2.00%, 11/01/2050 29,137 23,293
2.00%, 12/01/2050 32,996 26,252
2.00%, 12/01/2050 33,512 26,663
2.50%, 09/01/2050 28,731 23,902
2.50%, 10/01/2050 28,438 23,590
2.50%, 10/01/2050 29,791 24,702
2.50%, 11/01/2050 29,364 24,447
2.50%, 11/01/2050 28,090 23,367
2.50%, 11/01/2050 27,270 22,686
2.50%, 11/01/2050 29,041 24,091
2.50%, 11/01/2050 27,971 23,290
2.50%, 02/01/2052 28,776 23,619
3.00%, 06/01/2042 10,250 9,222
3.00%, 08/01/2049 14,025 12,227
3.00%, 10/01/2049 12,979 11,269
3.00%, 10/01/2049 11,067 9,585
3.00%, 10/01/2049 14,884 12,923
3.00%, 11/01/2049 14,882 12,921
3.00%, 11/01/2049 13,476 11,659
3.00%, 03/01/2050 15,383 13,312
3.00%, 04/01/2050 16,264 14,112
3.00%, 09/01/2050 18,734 16,161
3.00%, 05/01/2052 14,257 12,375
3.00%, 06/01/2052 20,774 17,878
3.50%, 06/01/2046 10,604 9,827
3.50%, 08/01/2047 6,208 5,616
3.50%, 09/01/2047 25,409 22,745
3.50%, 12/01/2047 6,226 5,611
3.50%, 06/01/2049 23,150 20,872
3.50%, 07/01/2049 7,688 6,900
3.50%, 09/01/2049 7,244 6,500
3.50%, 09/01/2049 6,778 6,080
3.50%, 09/01/2049 21,967 19,735
3.50%, 11/01/2049 10,375 9,400
3.50%, 11/01/2049 8,881 7,964
3.50%, 12/01/2049 10,736 9,628
3.50%, 01/01/2050 29,974 26,978
3.50%, 02/01/2050 20,160 17,948
3.50%, 06/01/2050 18,024 16,173
3.50%, 08/01/2050 24,390 21,907
3.50%, 10/01/2050 23,132 20,715
3.50%, 01/01/2051 17,709 15,872
3.50%, 01/01/2051 25,404 22,915
3.50%, 04/01/2052 28,527 25,489
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 04/01/2052 $ 38,339 $ 34,322
4.00%, 02/01/2044 6,515 6,163
4.00%, 06/01/2046 8,975 8,473
4.00%, 10/01/2047 24,861 23,104
4.00%, 10/01/2048 6,981 6,488
4.00%, 03/01/2049 19,713 18,309
4.00%, 04/01/2049 21,973 20,412
4.00%, 06/01/2049 32,571 30,266
4.00%, 08/01/2049 25,108 23,325
4.00%, 10/01/2049 11,881 11,021
4.00%, 12/01/2049 18,148 16,949
4.00%, 01/01/2050 16,237 15,056
4.00%, 07/01/2050 34,377 31,925
4.00%, 02/01/2052 27,742 25,468
4.00%, 02/01/2052 32,230 29,635
4.00%, 02/01/2052 29,164 26,762
4.00%, 05/01/2052 37,012 33,971
4.00%, 05/01/2052 34,663 31,752
4.00%, 06/01/2052 29,175 26,869
4.50%, 06/01/2046 10,333 10,019
4.50%, 07/01/2052 33,942 32,132
4.50%, 07/01/2052 13,862 13,150
4.50%, 08/01/2052 29,568 28,070
4.50%, 08/01/2052 30,393 28,882
4.50%, 08/01/2052 33,569 31,868
4.50%, 09/01/2052 30,292 28,843
4.50%, 09/01/2052 28,695 27,241
4.50%, 09/01/2052 29,796 28,223
4.50%, 10/01/2052 30,496 29,008
4.50%, 10/01/2052 19,147 18,195
4.50%, 11/01/2052 31,949 30,291
4.50%, 11/01/2052 33,213 31,617
4.50%, 02/01/2053 28,847 27,390
4.50%, 11/01/2054 26,513 25,054
5.00%, 07/01/2052 32,353 31,746
5.00%, 09/01/2052 30,046 29,368
5.00%, 10/01/2052 28,737 28,081
5.00%, 10/01/2052 18,462 18,025
5.00%, 02/01/2053 28,644 28,075
5.00%, 03/01/2053 29,674 28,973
5.00%, 07/01/2053 30,085 29,465
5.00%, 09/01/2053 23,481 22,907
5.00%, 10/01/2053 34,847 33,935
5.00%, 10/01/2053 38,232 37,293
5.00%, 02/01/2054 34,302 33,398
5.00%, 11/01/2054 37,413 36,560
5.00%, 12/01/2054 37,460 36,475
5.00%, 11/01/2055 38,759 37,628
5.50%, 02/01/2053 27,170 27,185
5.50%, 03/01/2053 29,483 29,436
5.50%, 04/01/2053 27,853 27,951
5.50%, 07/01/2053 30,064 30,085
5.50%, 09/01/2053 30,486 30,545
5.50%, 09/01/2053 29,797 29,959
5.50%, 03/01/2054 24,231 24,238
5.50%, 06/01/2054 25,451 25,502
5.50%, 10/01/2054 33,806 33,869
5.50%, 12/01/2054 35,010 35,055
5.50%, 04/01/2055 35,304 35,182
5.50%, 04/01/2056 38,467 38,223
6.00%, 10/01/2053 28,660 29,375
$ 2,404,285
U.S. Treasury - 13 .87%
0.50%, 10/31/2027 40,000 38,222
0.75%, 01/31/2028 40,000 37,994
0.88%, 11/15/2030 40,000 34,539
1.13%, 02/15/2031 40,000 34,664

Schedule of Investments
Core Fixed Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.13%, 08/15/2040 $ 40,000 $ 24,142
1.25%, 08/15/2031 40,000 34,287
1.25%, 05/15/2050 40,000 17,984
1.38%, 08/15/2050 40,000 18,541
1.50%, 02/15/2030 40,000 36,275
1.63%, 11/15/2050 40,000 19,789
1.75%, 11/15/2029 40,000 36,852
1.75%, 08/15/2041 40,000 25,772
1.88%, 02/15/2032 40,000 34,936
1.88%, 02/15/2051 40,000 21,061
1.88%, 11/15/2051 40,000 20,795
2.00%, 08/15/2051 40,000 21,567
2.25%, 11/15/2027 40,000 39,022
2.25%, 08/15/2046 40,000 24,891
2.25%, 08/15/2049 40,000 23,627
2.25%, 02/15/2052 40,000 22,819
2.38%, 05/15/2051 40,000 23,737
2.63%, 02/15/2029 40,000 38,389
2.75%, 02/15/2028 40,000 39,112
2.75%, 08/15/2032 40,000 36,300
2.75%, 08/15/2042 40,000 29,353
2.75%, 08/15/2047 40,000 26,983
2.88%, 05/15/2028 40,000 39,048
2.88%, 08/15/2028 40,000 38,914
2.88%, 05/15/2052 40,000 26,278
3.00%, 11/15/2045 40,000 28,897
3.00%, 08/15/2048 40,000 27,931
3.00%, 08/15/2052 40,000 26,931
3.13%, 11/15/2028 40,000 38,984
3.38%, 05/15/2033 40,000 37,264
3.50%, 02/15/2033 40,000 37,663
3.63%, 02/15/2044 40,000 32,530
3.63%, 02/15/2053 40,000 30,423
3.63%, 05/15/2053 40,000 30,391
3.75%, 11/15/2043 40,000 33,198
3.88%, 08/15/2033 40,000 38,338
4.00%, 02/15/2034
(j)
40,000 38,475
4.00%, 11/15/2052 40,000 32,581
4.38%, 05/15/2036 40,000 38,950
4.63%, 05/15/2054 40,000 36,177
$ 1,374,626
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,784,247
Total Investments $ 9,874,807
Other Assets and Liabilities -  0.35% 35,075
TOTAL NET ASSETS - 100.00% $ 9,909,882
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $32,448 or
0.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $930,117 or 9.39% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $31,103 or 0.31% of net assets.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$5,829 or 0.06% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 97,792 $ 2,041,511 $ 1,997,941 $ 141,362
$ 97,792 $ 2,041,511 $ 1,997,941 $ 141,362
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 3,130 $ — $ — $ —
$ 3,130 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 4,722 0.05%
Total $ 4,722 0.05%
Amounts in thousands.

Schedule of Investments
Core Fixed Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; September 2026 Long 1,509 $ 162,972 $ (2,490)
US 2 Year Treasury Note; September 2026 Long 3,392 697,427 (3,001)
US Ultra Bond; September 2026 Short 397 43,546 1,624
Total $ (3,867)
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8 .63 % Shares Held Value (000's)
Exchange-Traded Funds - 5 .79%
iShares Broad USD High Yield Corporate Bond
ETF
250,000 $ 9,195
Vanguard Emerging Markets Government Bond
ETF
150,000 9,876
Vanguard Short-Term Corporate Bond ETF 98,000 7,705
$ 26,776
Money Market Funds - 2 .84%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
302,267 302
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
12,829,804 12,830
$ 13,132
TOTAL INVESTMENT COMPANIES $ 39,908
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Commercial Services - 0 .01%
Labels Buyer LLC NPV
(d)
380 $ 32
Labels Buyer LLC NPV - Warrants
(d)
177 —
$ 32
Oil & Gas - 0 .00%
Mesquite Energy Inc
(d),(e)
2,036 16
Retail - 0 .00%
Claire's Holdings LLC
(d),(e)
232 —
TOTAL COMMON STOCKS $ 48
PREFERRED STOCKS - 0 .00 % Shares Held Value (000's)
Packaging & Containers - 0 .00%
Labels Buyer LLC 0.00%, 09/01/2026
(d),(f)
192 $ 15
TOTAL PREFERRED STOCKS $ 15
BONDS - 62 .42%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .56%
Boeing Co/The
5.81%, 05/01/2050 $ 1,660 $ 1,568
7.01%, 05/01/2064 340 367
Honeywell Aerospace Inc
4.60%, 03/16/2033
(g)
580 561
4.95%, 03/16/2036
(g)
345 332
5.62%, 03/16/2046
(g)
230 219
5.73%, 03/16/2056
(g)
395 376
Northrop Grumman Corp
4.03%, 10/15/2047 190 144
4.95%, 03/15/2053 250 213
5.20%, 06/01/2054 440 390
5.25%, 07/15/2035 220 219
RTX Corp
3.03%, 03/15/2052 480 294
4.63%, 11/16/2048 100 83
5.38%, 02/27/2053 425 389
6.10%, 03/15/2034 495 522
6.40%, 03/15/2054 260 271
Spirit AeroSystems Inc
4.60%, 06/15/2028 240 239
TransDigm Inc
6.38%, 03/01/2029
(g)
270 273
6.75%, 01/31/2034
(g)
727 739
$ 7,199
Agriculture - 0 .55%
BAT Capital Corp
4.63%, 03/22/2033 210 202
4.76%, 09/06/2049 125 100
7.08%, 08/02/2053 775 839
Philip Morris International Inc
4.63%, 10/29/2035 505 477
4.88%, 04/29/2036 430 412
Reynolds American Inc
5.70%, 08/15/2035 485 491
$ 2,521
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 1 .31%
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
$ 1,145 $ 1,128
5.31%, 10/20/2031
(g)
1,080 1,047
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
1,163 1,161
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(g),(h)
475 479
OneSky Flight LLC
8.88%, 12/15/2029
(g)
31 33
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 681 674
United Airlines Holdings Inc
4.88%, 03/01/2029 1,550 1,526
$ 6,048
Automobile Asset Backed Securities - 1 .72%
AutoNation Finance Trust 2025-1
5.63%, 09/10/2032
(g)
555 557
BofA Auto Trust 2025-1
4.17%, 11/22/2027
(g)
24 24
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(g)
1,248 1,247
Drive Auto Receivables Trust 2025-2
4.29%, 10/16/2028 437 437
GLS Auto Select Receivables Issuer Trust 2026-1
5.25%, 04/18/2033
(g)
250 246
Mercedes-Benz Auto Lease Trust 2025-A
4.15%, 04/17/2028 1,000 1,001
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 711 712
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 1,012 1,013
Santander Drive Auto Receivables Trust 2026-1
4.04%, 03/15/2029 900 899
Wheels Fleet Lease Funding 1 LLC
4.34%, 01/18/2040
(g)
1,264 1,266
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 189 190
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 358 358
$ 7,950
Automobile Manufacturers - 0 .53%
Ford Motor Credit Co LLC
5.80%, 03/08/2029 1,420 1,429
General Motors Financial Co Inc
5.10%, 09/15/2031 430 427
Hyundai Capital America
5.00%, 04/07/2031
(g)
410 406
5.25%, 06/21/2033
(g)
200 197
$ 2,459
Banks - 8 .09%
Banco Bilbao Vizcaya Argentaria SA
4.97%, 05/08/2031 400 396
Bank of America Corp
2.68%, 06/19/2041
(i)
1,335 940
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(i)
1,336 1,198
Secured Overnight Financing Rate + 1.32%
Bank of Ireland Group PLC
5.00%, 11/12/2032
(g),(i)
940 928
Secured Overnight Financing Rate + 1.16%

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
5.59%, 06/26/2037
(i)
$ 530 $ 517
Secured Overnight Financing Rate + 1.51%
CaixaBank SA
4.82%, 04/22/2032
(g),(i)
200 196
Secured Overnight Financing Rate + 1.21%
5.40%, 04/22/2037
(g),(i)
310 301
Secured Overnight Financing Rate + 1.53%
5.58%, 07/03/2036
(g),(i)
490 487
Secured Overnight Financing Rate + 1.79%
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(i)
505 499
Secured Overnight Financing Rate + 1.30%
Goldman Sachs Group Inc/The
4.52%, 01/21/2032
(i)
325 315
Secured Overnight Financing Rate + 0.96%
4.94%, 10/21/2036
(i)
680 643
Secured Overnight Financing Rate + 1.33%
5.02%, 10/23/2035
(i)
570 549
Secured Overnight Financing Rate + 1.42%
5.07%, 01/21/2037
(i)
1,450 1,381
Secured Overnight Financing Rate + 1.19%
5.43%, 06/03/2037
(i)
390 381
Secured Overnight Financing Rate + 1.31%
5.56%, 11/19/2045
(i)
425 394
Secured Overnight Financing Rate + 1.58%
Huntington Bancshares Inc/OH
5.61%, 01/28/2041
(i)
510 489
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
5.71%, 02/02/2035
(i)
1,795 1,801
Secured Overnight Financing Rate + 1.87%
JPMorgan Chase & Co
4.90%, 01/22/2037
(i)
220 210
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(i)
2,055 2,028
Secured Overnight Financing Rate + 2.08%
5.04%, 07/23/2032
(i)
370 368
Secured Overnight Financing Rate + 1.02%
6.50%, 04/01/2030
(f),(i)
565 574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
Keybank National Association
5.00%, 01/26/2033 1,000 974
KeyCorp
5.12%, 04/04/2031
(i)
575 575
Secured Overnight Financing Rate + 1.23%
6.40%, 03/06/2035
(i)
520 543
Secured Overnight Financing Rate + 2.42%
Mitsubishi UFJ Financial Group Inc
4.85%, 04/21/2032
(i)
500 493
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
2.48%, 09/16/2036
(i)
1,140 978
Secured Overnight Financing Rate + 1.36%
4.71%, 03/12/2032
(i)
660 645
Secured Overnight Financing Rate + 1.20%
4.81%, 04/16/2032
(i)
695 682
Secured Overnight Financing Rate + 1.18%
5.32%, 07/19/2035
(i)
2,975 2,933
Secured Overnight Financing Rate + 1.56%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(i)
1,780 1,757
Secured Overnight Financing Rate + 1.08%
Pinnacle Financial Partners Inc
5.60%, 05/19/2032
(i)
475 471
Secured Overnight Financing Rate + 1.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
5.37%, 07/21/2036
(i)
$ 240 $ 237
Secured Overnight Financing Rate + 1.42%
5.42%, 01/25/2041
(i)
470 451
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.58%, 01/29/2036
(i)
350 352
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(i)
1,680 1,697
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(i)
571 619
Secured Overnight Financing Rate + 2.28%
Scotiabank Peru SAA
6.10%, 10/01/2035
(g),(i)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%
Societe Generale SA
5.37%, 05/27/2032
(g),(i)
970 965
Secured Overnight Financing Rate + 1.28%
5.40%, 08/08/2034
(g),(i)
540 528
Secured Overnight Financing Rate + 1.51%
Texas Capital Bancshares Inc
5.30%, 02/27/2032
(i)
490 480
Secured Overnight Financing Rate + 1.94%
Truist Financial Corp
4.60%, 01/27/2032
(i)
375 366
Secured Overnight Financing Rate + 0.97%
4.68%, 04/23/2032
(i)
640 625
Secured Overnight Financing Rate + 1.09%
5.28%, 04/23/2037
(i)
760 736
Secured Overnight Financing Rate + 1.41%
UBS Group AG
5.43%, 02/08/2030
(g),(i)
405 409
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
7.00%, 02/10/2030
(f),(g),(i),(j)
971 982
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
2.49%, 11/03/2036
(i)
235 203
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
5.47%, 07/27/2037
(i)
785 777
Secured Overnight Financing Rate + 1.25%
5.68%, 01/23/2035
(i)
1,215 1,232
Secured Overnight Financing Rate + 1.86%
5.72%, 05/20/2041
(i)
1,185 1,158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.25%
Westpac Banking Corp
4.11%, 07/24/2034
(i)
625 608
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Zions Bancorp NA
4.70%, 08/18/2028
(i)
160 159
Secured Overnight Financing Rate + 1.16%
$ 37,433
Biotechnology - 0 .08%
Amgen Inc
5.60%, 03/02/2043 265 254
Gilead Sciences Inc
5.50%, 11/15/2054 140 130
$ 384
Building Materials - 0 .39%
Ameritex Holdco Intermediate LLC
7.63%, 08/15/2033
(g)
765 788

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
$ 1,032 $ 1,030
$ 1,818
Chemicals - 0 .74%
Alpek SAB de CV
4.25%, 09/18/2029
(g)
500 471
CF Industries Inc
5.30%, 11/26/2035 650 635
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g),(h)
555 536
OCP SA
6.10%, 04/30/2030
(g)
320 323
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
375 362
6.25%, 10/01/2029
(g)
205 202
Sociedad Quimica y Minera de Chile SA
5.63%, 04/22/2056
(g),(i)
900 874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
$ 3,403
Commercial Mortgage Backed Securities - 7 .13%
ALA Trust 2025-OANA
5.42%, 06/15/2040
(g)
1,000 1,004
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(k)
2,500 2,558
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 444
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(g),(k)
750 736
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(g),(k)
2,625 2,625
BRCK Trust 2025-830B
0.27%, 12/10/2030
(g),(k),(l)
34,000 290
Bridge Commercial Mortgage Trust 2026-MF
4.93%, 06/15/2039
(g)
2,000 2,002
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
BSTN Commercial Mortgage Trust 2025-1C
5.37%, 06/15/2044
(g),(k)
2,000 2,004
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(g)
1,000 983
BX Commercial Mortgage Trust 2026-Vlt10
5.36%, 07/13/2058
(g),(k)
1,500 1,422
BX Commercial Mortgage Trust 2026-VLT9
5.38%, 03/15/2045
(g)
1,000 997
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2025-ARIA
5.03%, 12/13/2042
(g),(k)
500 497
BX Trust 2026-OPTM
4.88%, 03/15/2039
(g)
1,000 997
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
BXHPP Trust 2021-FILM
4.44%, 08/15/2036
(g)
500 475
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
COMM 2025-167G Mortgage Trust
5.50%, 08/10/2040
(g)
800 790
CONE Commercial Mortgage Trust 2026-ACD6
6.51%, 07/15/2043
(g),(k)
2,000 1,968
CONE Commercial Mortgage Trust 2026-DFW3
5.57%, 05/15/2043
(g),(k)
2,500 2,471
ELM Trust 2024-ELM
5.80%, 06/10/2039
(g),(k)
2,000 2,000
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
ESTN Trust 2026-TOWN
5.36%, 05/12/2046
(g),(k)
$ 1,250 $ 1,238
GGP Commercial Mortgage Trust 2026-SSP
5.29%, 07/05/2043
(g),(k)
1,500 1,488
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 2,000 1,743
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.69%, 11/15/2047
(k),(l)
919 —
KRE Commercial Mortgage Trust 2026-ICNA
5.53%, 05/15/2043
(g)
2,500 2,503
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.85%
LBA Trust 2024-7IND
5.12%, 10/15/2041
(g)
533 533
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
PSA Trust 2026-STOR
0.00%, 08/15/2031
(d),(g),(k),(m)
1,000 1,011
Wells Fargo Commercial Mortgage Trust 2025-5C7
4.32%, 12/15/2058 221 218
$ 32,997
Commercial Services - 0 .53%
Adani Ports & Special Economic Zone Ltd
4.38%, 07/03/2029
(g)
200 193
EquipmentShare.com Inc
7.13%, 07/01/2034
(g)
135 129
8.00%, 03/15/2033
(g),(h)
866 873
8.63%, 05/15/2032
(g)
47 48
Garda World Security Corp
6.00%, 06/01/2029
(g)
405 399
8.38%, 11/15/2032
(g)
325 330
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(g)
485 486
$ 2,458
Computers - 0 .85%
Accenture Capital Inc
5.00%, 07/10/2031 655 652
Hewlett Packard Enterprise Co
4.40%, 10/15/2030 700 682
4.55%, 10/15/2029 135 134
5.00%, 10/15/2034 825 791
5.25%, 04/01/2033 670 663
5.60%, 10/15/2054 355 309
6.35%, 10/15/2045 125 123
International Business Machines Corp
5.70%, 02/10/2055 275 242
McAfee Corp
7.38%, 02/15/2030
(g)
400 339
$ 3,935
Consumer Products - 0 .04%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
293 205
Credit Card Asset Backed Securities - 1 .06%
American Express Credit Account Master Trust
5.24%, 04/15/2031 4,045 4,119
WF Card Issuance Trust
4.34%, 05/15/2030 800 799
$ 4,918
Distribution & Wholesale - 0 .07%
Veritiv Operating Co
10.50%, 11/30/2030
(g)
315 323
Diversified Financial Services - 3 .61%
Aercap Funding DAC
4.88%, 07/07/2031 850 837

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(i)
$ 455 $ 466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Aircastle Ltd / Aircastle Ireland DAC
5.00%, 09/15/2030
(g)
405 400
5.75%, 10/01/2031
(g)
910 923
Atlas Warehouse Lending Co LP
4.95%, 11/15/2030
(g)
1,070 1,046
5.25%, 01/15/2033
(g)
250 242
Avolon Holdings Funding Ltd
4.85%, 04/01/2033
(g)
475 453
Charles Schwab Corp/The
4.91%, 11/14/2036
(i)
870 831
Secured Overnight Financing Rate + 1.23%
5.49%, 05/21/2037
(i)
550 546
Secured Overnight Financing Rate + 1.28%
Citadel Finance LLC
4.75%, 02/14/2029
(g)
500 490
5.90%, 02/10/2030
(g)
1,000 1,003
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032
(g)
500 489
5.50%, 06/18/2030
(g)
250 251
6.20%, 06/18/2035
(g)
1,300 1,307
Equitable America Global Funding
4.95%, 06/09/2030
(g)
250 248
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(g),(h)
425 410
9.13%, 05/15/2031
(g)
610 625
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
923 938
ILFC E-Capital Trust II
6.73%, 12/21/2065
(g)
245 216
CME Term Secured Overnight Financing
Rate 3 Month + 0.00%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
1,323 1,316
6.75%, 05/01/2033
(g)
1,237 1,261
OneMain Finance Corp
3.50%, 01/15/2027 410 407
4.00%, 09/15/2030 30 28
6.63%, 01/15/2028 35 35
7.13%, 11/15/2031 318 322
7.50%, 05/15/2031 605 620
Rfna LP
7.88%, 02/15/2030
(g)
540 540
TrueNoord Capital DAC
8.75%, 03/01/2030
(g)
415 430
$ 16,680
Electric - 3 .83%
AES Corp/The
5.75%, 07/15/2033 140 139
5.80%, 03/15/2032 495 498
Alliant Energy Finance LLC
5.95%, 03/30/2029
(g)
305 312
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(g)
222 218
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 540 428
Black Hills Corp
4.55%, 01/31/2031 360 351
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g)
891 878
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
315 311
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CMS Energy Corp
6.50%, 06/01/2055
(i)
$ 1,070 $ 1,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
COX Asset Mexico SA de CV
7.13%, 01/08/2032
(g)
200 199
Dominion Energy Inc
5.35%, 06/15/2036 350 340
6.15%, 12/15/2056
(i)
490 485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.87%
Duke Energy Florida LLC
6.20%, 11/15/2053 275 277
Evergy Missouri West Inc
5.25%, 12/15/2035
(g)
325 317
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
345 324
Interstate Power and Light Co
5.60%, 06/29/2035 1,230 1,237
Louisville Gas and Electric Co
5.85%, 08/15/2055 190 182
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 205 203
6.38%, 08/15/2055
(i)
625 627
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(i)
915 927
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.41%, 10/15/2035
(g)
250 239
5.75%, 01/15/2034
(g)
383 373
5.88%, 05/15/2034
(g)
180 177
6.00%, 01/15/2036
(g)
383 375
6.13%, 05/15/2036
(g)
180 178
Pacific Gas and Electric Co
5.05%, 11/15/2031 300 297
6.00%, 05/01/2056 335 308
6.30%, 08/15/2056 490 470
Puget Sound Energy Inc
5.60%, 09/15/2055 235 217
Saavi Energia Sarl
8.88%, 02/10/2035
(g)
455 492
Southern Co/The
5.70%, 03/15/2034 640 652
Southern Power Co
4.90%, 10/01/2035 495 471
Vistra Corp
7.00%, 12/15/2026
(f),(g),(i)
946 951
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
VoltaGrid LLC
7.38%, 11/01/2030
(g)
675 678
WEC Energy Group Inc
5.63%, 05/15/2056
(i)
555 547
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
Xcel Energy Inc
5.45%, 08/15/2033 1,520 1,524
5.75%, 12/03/2056
(i)
445 436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 17,721
Engineering & Construction - 0 .31%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(g)
440 448

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
$ 400 $ 399
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 566
$ 1,413
Entertainment - 0 .38%
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
540 513
6.50%, 02/15/2032
(g)
535 511
Cinemark USA Inc
5.25%, 07/15/2028
(g)
515 511
7.00%, 08/01/2032
(g)
55 57
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
150 157
$ 1,749
Environmental Control - 0 .08%
Waste Connections Inc
4.80%, 07/15/2036 385 368
Food - 1 .90%
B&G Foods Inc
8.00%, 09/15/2028
(g)
644 630
11.00%, 06/15/2031
(g)
280 249
Chobani LLC / Chobani Finance Corp Inc
6.38%, 04/15/2034
(g)
480 481
7.63%, 07/01/2029
(g)
345 356
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
345 345
Grupo Nutresa SA
8.00%, 05/12/2030
(g)
300 316
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
4.38%, 02/02/2052 1,421 1,020
5.63%, 03/10/2037
(g)
520 507
5.75%, 04/01/2033 230 233
5.95%, 04/20/2035 775 783
6.25%, 03/01/2056 435 407
6.38%, 02/25/2055 280 266
6.40%, 05/10/2057
(g)
425 404
Mars Inc
5.20%, 03/01/2035
(g)
1,080 1,065
5.70%, 05/01/2055
(g)
929 877
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(g)
245 246
8.63%, 11/01/2031
(g),(k)
615 617
$ 8,802
Forest Products & Paper - 0 .01%
Mercer International Inc
12.88%, 10/01/2028
(g),(h)
100 49
Gas - 0 .80%
Boston Gas Co
5.66%, 07/24/2036
(g)
700 696
5.84%, 01/10/2035
(g)
250 253
Grupo Energia Bogota SA ESP
5.75%, 10/22/2035
(g)
400 387
NiSource Inc
6.95%, 11/30/2054
(i)
835 858
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Promigas SA ESP / Gases del Pacifico SAC
7.75%, 06/24/2056
(g),(i)
400 408
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
Southern California Gas Co
6.00%, 06/15/2055 655 637
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern Co Gas Capital Corp
6.05%, 09/15/2056
(i)
$ 450 $ 446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
$ 3,685
Healthcare - Products - 0 .41%
Abbott Laboratories
4.30%, 03/15/2033 600 575
4.65%, 03/15/2036 380 361
5.50%, 03/15/2056 595 554
VSP Optical Group Inc
5.65%, 06/01/2036
(g)
415 412
$ 1,902
Healthcare - Services - 0 .51%
Centene Corp
4.25%, 12/15/2027 67 67
HCA Inc
5.30%, 05/15/2036 475 460
5.45%, 04/01/2031 65 66
LifePoint Health Inc
8.38%, 02/15/2032
(g)
706 711
Tenet Healthcare Corp
6.13%, 06/15/2030 261 262
UnitedHealth Group Inc
4.75%, 05/15/2052 625 514
5.75%, 07/15/2064 320 296
$ 2,376
Holding Companies - Diversified - 0 .03%
Clue Opco LLC
9.50%, 10/15/2031
(g),(h)
135 131
Home Builders - 0 .17%
Adams Homes Inc
9.25%, 10/15/2028
(g)
285 293
K Hovnanian Enterprises Inc
8.38%, 10/01/2033
(g)
485 493
$ 786
Home Equity Asset Backed Securities - 0 .36%
Chase Funding Trust Series 2003-5
4.44%, 07/25/2033 329 329
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
First NLC Trust 2005-1
2.68%, 05/25/2035 135 119
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
JP Morgan Mortgage Trust 2026-ACES1
4.89%, 04/25/2066
(g),(k)
1,108 1,091
Saxon Asset Securities Trust 2004-1
1.64%, 03/25/2035 207 115
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 1,654
Insurance - 1 .06%
Allianz SE
6.55%, 10/30/2033
(f),(g),(i),(j)
400 402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
Aon North America Inc
5.75%, 03/01/2054 685 636
Arch Capital Group Ltd
5.95%, 06/15/2056 555 534
Asurion LLC/ Asurion Co-Issuer Inc
8.00%, 12/31/2032
(g)
775 784
8.38%, 02/01/2034
(g)
125 114
Athene Global Funding
5.13%, 06/01/2029
(g)
290 290

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Athene Holding Ltd
6.25%, 04/01/2054 $ 95 $ 85
Corebridge Financial Inc
5.75%, 01/15/2034 235 238
GA Global Funding Trust
5.50%, 07/17/2031
(g)
560 556
Markel Group Inc
6.00%, 05/16/2054 210 200
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 160 162
MetLife Inc
5.00%, 07/15/2052 140 120
5.85%, 03/15/2056
(i)
505 492
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
Northwestern Mutual Life Insurance Co/The
6.17%, 05/29/2055
(g)
300 295
$ 4,908
Internet - 0 .95%
Amazon.com Inc
5.30%, 07/09/2036 580 570
5.80%, 03/13/2056 255 234
6.10%, 07/09/2056 650 624
Beignet Investor LLC
6.58%, 05/30/2049
(g)
1,160 1,125
MercadoLibre Inc
4.90%, 01/15/2033 500 481
Meta Platforms Inc
4.45%, 08/15/2052 755 538
5.25%, 05/15/2036
(h)
395 379
6.30%, 05/15/2056 500 459
$ 4,410
Investment Companies - 0 .54%
HA Sustainable Infrastructure Capital Inc
5.95%, 07/15/2033
(g)
310 306
7.13%, 11/15/2056
(i)
375 378
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.48%
8.00%, 06/01/2056
(i)
795 835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 675 588
5.25%, 05/15/2027
(h)
155 154
10.00%, 11/15/2029
(g)
222 222
$ 2,483
Iron & Steel - 0 .24%
ArcelorMittal SA
5.38%, 05/19/2036 510 496
Vale Overseas Ltd
6.00%, 02/25/2056
(g),(i)
600 599
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
$ 1,095
Leisure Products & Services - 0 .07%
NCL Finance Ltd
6.13%, 03/15/2028
(g)
340 342
Lodging - 0 .17%
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
805 796
Machinery - Construction & Mining - 0 .13%
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031
(g)
605 594
Machinery - Diversified - 0 .12%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
550 571
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 1 .44%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
$ 579 $ 528
4.50%, 05/01/2032 175 151
4.50%, 06/01/2033
(g),(h)
53 45
5.38%, 06/01/2029
(g)
205 199
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 860 517
Directv Financing LLC
8.88%, 02/01/2030
(g)
340 345
8.88%, 02/01/2030
(g)
274 279
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
4 4
9.25%, 06/01/2032
(g)
40 41
10.00%, 02/15/2031
(g)
35 36
Discovery Communications LLC
3.63%, 05/15/2030 55 51
4.13%, 05/15/2029 215 211
5.00%, 09/20/2037 110 81
Discovery Global Holdings Inc
5.05%, 03/15/2042 507 352
DISH DBS Corp
5.25%, 12/01/2026
(g)
270 269
EchoStar Corp
10.75%, 11/30/2029 916 991
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
96 90
7.75%, 08/15/2030
(g)
276 242
Paramount Global
4.20%, 05/19/2032 175 149
4.85%, 07/01/2042 45 29
5.85%, 09/01/2043 145 103
Sinclair Television Group Inc
8.13%, 02/15/2033
(g)
731 750
Space Exploration Technologies Corp
5.35%, 07/15/2031
(g)
435 423
Virgin Media Secured Finance PLC
5.50%, 05/15/2029
(g)
585 525
Ziggo BV
4.88%, 01/15/2030
(g)
261 235
$ 6,646
Metal Fabrication & Hardware - 0 .08%
TMS International Corp/DE
6.25%, 04/15/2029
(g)
385 385
Mining - 0 .71%
Anglo American Capital PLC
5.25%, 03/19/2036
(g)
460 446
Antofagasta PLC
5.63%, 09/09/2035
(g)
300 299
First Quantum Minerals Ltd
6.38%, 02/15/2036
(g)
200 194
8.00%, 03/01/2033
(g)
550 571
Glencore Funding LLC
4.90%, 07/01/2031
(g)
660 653
5.51%, 04/01/2036
(g)
570 562
Trekor Metals Ltd
8.25%, 05/01/2030
(g)
535 556
$ 3,281
Mortgage Backed Securities - 2 .02%
Fannie Mae REMICS
2.32%, 08/25/2049
(l)
4,859 437
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.37%, 08/25/2043
(l)
925 75
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
2.42%, 01/25/2048
(l)
$ 1,396 $ 138
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.47%, 03/25/2048
(l)
1,677 166
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.47%, 06/25/2048
(l)
1,892 217
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(l)
42 —
3.00%, 09/25/2050
(l)
1,732 271
3.50%, 09/25/2027
(l)
98 1
3.50%, 11/25/2027
(l)
20 —
3.50%, 05/25/2028
(l)
26 —
4.00%, 04/25/2043
(l)
62 3
Freddie Mac REMICS
2.00%, 02/15/2036 10 10
2.42%, 06/25/2050
(l)
1,910 185
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(l)
35 —
3.00%, 10/15/2027
(l)
24 —
3.00%, 02/15/2029
(l)
83 1
3.50%, 02/15/2028
(l)
36 —
3.50%, 03/15/2041
(l)
316 6
4.19%, 05/15/2049 1,810 1,783
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
1.88%, 04/20/2052
(l)
2,087 167
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
2.23%, 12/16/2043
(l)
2,050 149
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.27%, 05/20/2046
(l)
235 22
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.32%, 11/20/2046
(l)
1,746 173
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.37%, 08/20/2044
(l)
764 72
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
2.37%, 03/20/2047
(l)
955 95
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
2.42%, 10/20/2045
(l)
784 79
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.42%, 08/20/2047
(l)
3,611 406
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.42%, 08/20/2047
(l)
395 49
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.42%, 11/20/2047
(l)
598 61
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.47%, 06/20/2045
(l)
1,030 104
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
2.47%, 10/20/2047
(l)
1,505 186
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
2.50%, 12/20/2050
(l)
2,378 364
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
2.52%, 11/20/2050
(l)
$ 1,535 $ 182
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.52%, 08/20/2051
(l)
1,411 163
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.63%, 09/20/2050
(l)
1,558 188
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.93%, 04/20/2041
(l)
397 42
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
3.00%, 07/20/2050
(l)
457 71
3.00%, 11/20/2050
(l)
1,239 206
3.00%, 11/20/2050
(l)
1,692 277
3.00%, 11/20/2050
(l)
1,996 347
3.50%, 01/20/2043
(l)
1,460 217
3.50%, 10/20/2049
(l)
703 131
4.00%, 09/20/2040
(l)
80 1
4.50%, 05/16/2043
(l)
601 95
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(g),(k)
899 899
Sequoia Mortgage Trust 2024-2
5.90%, 03/25/2054
(g),(k)
341 340
Sequoia Mortgage Trust 2024-3
5.97%, 04/25/2054
(g),(k)
396 395
Sequoia Mortgage Trust 2025-S2
4.00%, 11/25/2055
(g),(k)
592 558
$ 9,332
Oil & Gas - 1 .16%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
408 423
Chord Energy Corp
6.00%, 10/01/2030
(g)
330 331
Comstock Resources Inc
6.75%, 03/01/2029
(g)
745 734
Diamondback Energy Inc
5.75%, 04/18/2054 320 298
Ecopetrol SA
5.88%, 05/28/2045 350 278
Matador Resources Co
6.00%, 04/15/2034
(g)
155 150
6.25%, 04/15/2033
(g)
971 956
Noble Finance II LLC
6.25%, 06/15/2034
(g)
745 723
Pertamina Persero PT
3.10%, 08/27/2030
(g)
200 183
Petroleos Mexicanos
7.69%, 01/23/2050 225 201
Sunoco LP
5.88%, 03/15/2034
(g)
1,113 1,089
$ 5,366
Oil & Gas Services - 0 .15%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
5.85%, 06/15/2056 730 689
Other Asset Backed Securities - 6 .79%
Bluepeak ABS Issuer LLC
6.49%, 12/20/2055
(g)
250 250
Brant Point CLO 2024-5 Ltd
5.23%, 10/20/2037
(g)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.50%
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.08%, 03/20/2056
(g)
750 732

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
DataBank Issuer
5.81%, 02/25/2056
(g)
$ 630 $ 623
Ezee Fiber Funding LLC
5.99%, 08/20/2056
(g),(m)
800 803
Firstlight Issuer LLC
5.87%, 06/20/2056
(g)
1,500 1,490
Flexential Issuer LLC
6.00%, 03/25/2061
(g)
2,000 1,965
Iskandar Enterprise LLC
5.05%, 04/17/2056
(g)
1,000 979
Kinetic ABS Issuer LLC
5.22%, 02/25/2056
(g)
3,250 3,184
6.22%, 06/25/2058
(g)
500 498
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(g)
2,000 1,981
Lohrasp Enterprise II LLC
5.51%, 07/17/2056
(g)
800 798
MetroNet Infrastructure Issuer LLC
5.16%, 12/20/2055
(g)
2,800 2,754
5.27%, 04/20/2056
(g)
2,500 2,471
QTS Issuer ABS II LLC
5.34%, 07/05/2056
(g)
1,250 1,236
5.85%, 01/05/2056
(g)
575 556
7.14%, 07/05/2056
(g)
1,000 993
Summit Issuer LLC
5.21%, 11/20/2055
(g)
2,000 1,968
Switch ABS Issuer LLC
5.12%, 10/25/2055
(g)
2,165 2,119
Trafigura Securitisation Finance PLC
6.19%, 12/15/2029
(g)
250 250
Venture 47 Clo Ltd
5.01%, 04/20/2036
(g)
1,000 1,000
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.28%
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(g)
235 236
Zayo Issuer LLC
5.55%, 04/20/2056
(g)
950 940
5.57%, 10/20/2055
(g)
2,350 2,305
5.72%, 10/20/2055
(g)
300 289
6.04%, 04/20/2056
(g)
750 741
$ 31,411
Packaging & Containers - 0 .52%
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(g)
484 494
9.25%, 04/15/2030
(g)
314 311
Packaging Corp of America
5.20%, 08/15/2035 760 746
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 845 850
$ 2,401
Pharmaceuticals - 1 .02%
1261229 BC Ltd
10.00%, 04/15/2032
(g)
310 317
AbbVie Inc
4.25%, 11/21/2049 615 479
5.50%, 03/15/2064 130 118
Accendra Health Inc
9.00%, 06/15/2032
(g)
150 143
Adapthealth LLC
6.13%, 08/01/2028
(g)
290 290
CVS Health Corp
5.45%, 09/15/2035 425 421
Eli Lilly & Co
5.60%, 05/20/2056 365 348
Endo Finance Holdings LP
8.50%, 04/15/2031
(g)
306 322
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Securities DAC
4.38%, 01/15/2029
(g)
$ 285 $ 279
Novartis Capital Corp
5.70%, 03/18/2056 410 396
Zoetis Inc
4.70%, 02/01/2043 190 164
5.00%, 08/17/2035
(h)
1,485 1,439
$ 4,716
Pipelines - 1 .79%
Cheniere Energy Inc
5.65%, 04/15/2034 605 611
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,440 1,404
Energy Transfer LP
5.15%, 03/15/2045 750 648
5.95%, 05/15/2054 610 560
6.50%, 02/15/2056
(i)
1,314 1,314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
170 174
NGPL PipeCo LLC
5.60%, 08/15/2036
(g)
710 687
ONEOK Inc
4.75%, 10/15/2031 570 558
5.70%, 11/01/2054 600 531
Rio Grande LNG LLC
6.15%, 06/30/2041
(g)
495 479
Venture Global LNG Inc
6.63%, 06/15/2036
(g)
120 118
8.38%, 06/01/2031
(g)
160 166
9.00%, 09/30/2029
(f),(g),(i)
437 435
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(g)
545 583
$ 8,268
Real Estate - 0 .09%
CoreLogic Inc
9.00%, 08/01/2031
(g)
410 404
REITs - 0 .76%
Arbor Realty SR Inc
7.88%, 07/15/2030
(g),(h)
405 368
8.50%, 12/15/2028
(g),(h)
560 537
CFE Fibra E
5.88%, 09/23/2040
(g)
389 373
Fibra SOMA Trust F/6185
7.13%, 05/28/2036
(g)
200 196
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
514 501
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
270 263
7.00%, 02/01/2030
(g)
150 152
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
625 596
XHR LP
4.88%, 06/01/2029
(g)
511 498
6.63%, 05/15/2030
(g)
25 26
$ 3,510
Retail - 0 .68%
Carvana Co
9.00%, 06/01/2030
(g),(k)
475 490
El Puerto de Liverpool SAB de CV
5.75%, 02/10/2038
(g)
200 187

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
$ 335 $ 326
Michaels Cos Inc/The
11.00%, 03/15/2034
(g)
315 308
Park River Holdings Inc
8.00%, 03/15/2031
(g)
555 552
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
657 624
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
655 667
$ 3,154
Semiconductors - 1 .69%
Broadcom Inc
3.42%, 04/15/2033 2,515 2,220
4.35%, 02/15/2030 200 195
4.55%, 02/15/2032 215 207
4.60%, 01/15/2033 865 825
5.15%, 11/15/2031 340 339
5.20%, 07/15/2035 540 518
Intel Corp
4.75%, 03/25/2050 525 409
5.30%, 05/15/2036 490 473
Marvell Technology Inc
2.95%, 04/15/2031 415 376
4.75%, 07/15/2030 250 247
5.30%, 04/15/2036 1,205 1,162
5.45%, 07/15/2035 360 353
5.95%, 09/15/2033 460 470
$ 7,794
Software - 0 .66%
Cloud Software Group LLC
9.00%, 09/30/2029
(g)
430 421
OAK-Eagle Acquireco Inc
7.25%, 07/01/2033
(g)
281 291
Oracle Corp
3.95%, 03/25/2051 915 558
4.00%, 07/15/2046 250 159
4.90%, 02/06/2033 165 152
5.20%, 09/26/2035 410 368
5.38%, 09/27/2054 275 200
5.55%, 02/06/2053 360 270
Synopsys Inc
5.15%, 04/01/2035 365 354
5.70%, 04/01/2055 330 303
$ 3,076
Sovereign - 0 .46%
Brazilian Government International Bond
6.25%, 05/22/2036 700 678
Colombia Government International Bond
6.13%, 01/21/2031 300 300
Israel Government International Bond
5.00%, 01/13/2036
(h)
550 527
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(g)
300 321
Romanian Government International Bond
5.75%, 07/04/2036
(g)
300 283
$ 2,109
Telecommunications - 1 .80%
Altice France SA
6.50%, 04/15/2032
(g)
230 223
9.50%, 11/01/2029
(g)
637 646
AT&T Inc
3.50%, 09/15/2053 323 195
3.55%, 09/15/2055 780 468
Beacon Point DC LLC
6.13%, 11/30/2042
(g)
330 317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(g)
$ 1,036 $ 1,070
Level 3 Financing Inc
7.50%, 02/15/2037
(g)
380 377
8.50%, 01/15/2036
(g)
280 291
Meridian Arc Holdco LLC
6.25%, 04/30/2031
(g)
670 644
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031
(g)
740 697
Sopaipilla Investor LLC
7.53%, 11/30/2048
(g)
1,030 1,068
Telecom Argentina SA
9.50%, 07/18/2031
(g)
200 216
T-Mobile USA Inc
3.40%, 10/15/2052 395 241
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(g)
335 342
8.63%, 06/15/2032
(g)
150 153
Uniti Services LLC
7.50%, 10/15/2033
(g)
46 47
Verizon Communications Inc
5.88%, 11/30/2055 135 123
Viasat Inc
6.50%, 07/15/2028
(g)
217 215
7.50%, 05/30/2031
(g)
514 514
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
190 179
Zayo Group Holdings Inc
5.75%, PIK 0.50%; 03/09/2030
(g),(k),(n)
78 78
7.13%, PIK 1.88%; 09/09/2030
(g),(k),(n)
235 230
$ 8,334
Transportation - 0 .22%
Burlington Northern Santa Fe LLC
5.55%, 03/15/2056 380 355
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(d),(e)
1,749 —
Navios Maritime Partners LP
7.75%, 11/07/2030
(g)
200 204
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(g)
455 466
$ 1,025
Water - 0 .05%
Essential Utilities Inc
5.13%, 03/15/2036 255 246
TOTAL BONDS $ 288,713
SENIOR FLOATING RATE INTERESTS
- 2 .32%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .10%
TransDigm Inc ; Term Loan J
6.23%, 02/28/2031 480 480
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .10%
United Airlines Inc ; Term Loan B
5.48%, 02/22/2031 474 473
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Chemicals - 0 .06%
Advancion Holdings LLC ; Term Loan
11.52%, 11/24/2028 274 205
CME Term Secured Overnight Financing
Rate 3 Month + 7.75%
Consolidated Energy Finance SA ; Term Loan B
5.10%, 11/15/2030 74 72
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 277

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0 .24%
Garda World Security Corp ; Term Loan B
6.51%, 02/01/2029 $ 672 $ 671
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Shift4 Payments LLC ; Term Loan B
5.73%, 06/30/2032 438 437
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 1,108
Computers - 0 .09%
McAfee Corp ; Term Loan B1
6.73%, 03/01/2029 480 433
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0 .11%
Kronos Acquisition Holdings Inc ; Term Loan B
7.73%, 07/08/2031 731 502
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Distribution & Wholesale - 0 .10%
Veritiv Operating Co ; Term Loan B
7.73%, 11/30/2030 502 477
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .12%
Jane Street Group LLC ; Term Loan B
5.67%, 12/15/2031 548 546
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Food - 0 .16%
Fiesta Purchaser Inc ; Term Loan B
6.48%, 02/12/2031 749 735
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Services - 0 .05%
LifePoint Health Inc ; Term Loan B
7.50%, 05/16/2031 219 209
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0 .05%
Asurion LLC ; Term Loan B4
9.33%, 01/20/2029 206 204
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Lodging - 0 .16%
Fertitta Entertainment LLC/NV ; Term Loan B
6.98%, 01/27/2029 758 758
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0 .01%
TK Elevator US Newco Inc ; Term Loan B
6.70%, 04/30/2030 25 25
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .26%
Directv Financing LLC ; Term Loan B
8.32%, 08/02/2029 191 192
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
9.32%, 02/15/2031 402 403
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
iHeartCommunications Inc ; Term Loan
9.62%, 05/01/2029 677 626
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 1,221
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .07%
Clydesdale Acquisition Holdings Inc ; Term Loan B
6.98%, 03/26/2032 $ 1 $ 1
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.15%, 04/15/2030 323 320
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 321
Pharmaceuticals - 0 .31%
1261229 BC Ltd ; Term Loan B
9.98%, 10/08/2030 838 813
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Accendra Health Inc ; Term Loan B1
0.00%, 03/29/2029
(o)
475 446
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Jazz Financing Lux Sarl ; Term Loan B2
7.01%, 05/05/2028 188 188
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,447
Retail - 0 .16%
IRB Holding Corp ; Term Loan B
6.23%, 12/15/2030 215 215
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The ; Term Loan B
8.73%, 02/18/2033 500 499
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 714
Software - 0 .09%
Cloud Software Group LLC ; Term Loan B1
6.98%, 08/13/2032 453 405
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Telecommunications - 0 .08%
Zayo Group Holdings Inc ; PIK Term Loan
6.76%, PIK 0.05%; 03/11/2030
(n)
385 385
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 10,720
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 28 .56%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .69%
3.00%, 01/01/2043 $ 937 $ 841
3.00%, 02/01/2043 433 389
4.50%, 04/01/2031 118 117
4.50%, 04/01/2041 1,160 1,127
5.00%, 06/01/2031 84 84
5.50%, 05/01/2033 11 12
5.50%, 12/01/2033 138 139
5.50%, 11/01/2036 197 199
5.50%, 04/01/2038 42 42
5.50%, 08/01/2038 98 100
6.00%, 12/01/2031 4 4
6.00%, 12/01/2032 5 5
6.00%, 02/01/2033 25 26
6.00%, 12/01/2033 13 13
6.00%, 07/01/2038 59 61
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 05/01/2032 2 2
6.50%, 10/01/2035 15 15
7.00%, 12/01/2029 1 1

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
7.00%, 06/01/2030 $ 2 $ 2
8.00%, 09/01/2030 22 22
$ 3,203
Federal National Mortgage Association (FNMA) - 0 .17%
5.00%, 07/01/2044 615 610
6.00%, 07/01/2033 150 152
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 762
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15 .92%
2.00%, 01/01/2051 3,346 2,705
2.00%, 02/01/2051 1,852 1,488
2.00%, 05/01/2051 582 458
2.00%, 11/01/2051 1,766 1,410
2.00%, 11/01/2051 3,886 3,098
2.00%, 12/01/2051 3,501 2,782
2.00%, 05/01/2052 2,470 1,980
2.50%, 10/01/2050 1,307 1,079
2.50%, 02/01/2051 2,183 1,830
2.50%, 07/01/2051 2,501 2,084
2.50%, 09/01/2051 1,143 954
2.50%, 11/01/2051 1,553 1,292
2.50%, 04/01/2052 2,639 2,194
2.50%, 10/01/2053 459 378
3.00%, 10/01/2029 11 11
3.00%, 09/01/2032 35 34
3.00%, 04/01/2043 150 134
3.00%, 05/01/2043 270 242
3.00%, 12/01/2048 51 45
3.00%, 11/01/2050 614 537
3.00%, 03/01/2052 2,591 2,254
3.50%, 02/01/2033 6 6
3.50%, 04/01/2047 62 56
3.50%, 10/01/2047 27 24
3.50%, 11/01/2047 692 630
3.50%, 03/01/2048 14 13
4.00%, 02/01/2031 40 39
4.00%, 06/01/2048 6 6
4.00%, 08/01/2052 1,805 1,664
4.00%, 07/01/2053 941 862
4.00%, 04/01/2054 688 635
4.00%, 07/01/2055 1,713 1,577
4.50%, 06/01/2044 259 249
4.50%, 08/01/2052 996 945
4.50%, 09/01/2052 2,729 2,591
4.50%, 10/01/2052 1,089 1,029
4.50%, 07/01/2053 928 878
4.50%, 07/01/2053 601 571
4.50%, 08/01/2053 926 875
4.50%, 01/01/2054 942 894
5.00%, 06/01/2048 445 438
5.00%, 07/01/2052 847 831
5.00%, 09/01/2052 1,142 1,117
5.00%, 06/01/2053 2,130 2,080
5.00%, 11/01/2054 929 898
5.00%, 11/01/2054 1,572 1,527
5.00%, 11/01/2054 1,345 1,313
5.00%, 12/01/2054 947 922
5.00%, 02/01/2055 1,948 1,892
5.00%, 01/01/2056 1,211 1,174
5.00%, 04/01/2056 652 631
5.50%, 07/01/2033 13 13
5.50%, 09/01/2033 30 30
5.50%, 05/01/2040 75 75
5.50%, 05/01/2053 2,150 2,153
5.50%, 11/01/2053 1,628 1,632
5.50%, 11/01/2053 1,576 1,573
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 03/01/2054 $ 807 $ 806
5.50%, 10/01/2054 578 575
5.50%, 02/01/2055 2,033 2,030
5.50%, 04/01/2055 565 564
5.50%, 04/01/2055 875 873
5.50%, 06/01/2055 1,539 1,537
5.50%, 06/01/2055 557 556
5.50%, 08/01/2055 995 989
5.50%, 08/01/2055 1,007 1,007
6.00%, 05/01/2038 24 25
6.00%, 08/01/2038 41 41
6.00%, 08/01/2038 51 52
6.00%, 01/01/2053 1,091 1,123
6.00%, 04/01/2054 1,129 1,160
6.00%, 05/01/2054 884 906
6.00%, 06/01/2054 738 756
6.00%, 09/01/2054 513 521
6.00%, 09/01/2055 880 899
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 77 81
6.50%, 12/01/2037 67 71
6.50%, 02/01/2038 120 125
6.50%, 09/01/2038 107 113
7.00%, 03/01/2032 9 9
$ 73,653
Government National Mortgage Association (GNMA) - 6 .15%
2.00%, 07/20/2051 801 643
2.00%, 11/20/2051 1,019 817
2.00%, 04/20/2052 489 393
2.50%, 06/20/2050 570 477
2.50%, 04/20/2051 1,100 919
2.50%, 05/20/2051 748 625
2.50%, 07/20/2051 677 566
3.00%, 11/20/2046 954 840
3.50%, 03/15/2042 336 306
3.50%, 04/15/2042 358 327
4.00%, 04/20/2052 292 267
4.00%, 10/20/2052 1,764 1,623
4.50%, 09/15/2039 96 93
4.50%, 03/15/2040 520 505
4.50%, 09/20/2052 1,385 1,313
4.50%, 02/20/2053 543 514
4.50%, 08/20/2053 912 862
4.50%, 03/20/2054 576 541
4.50%, 11/20/2054 2,891 2,718
5.00%, 12/20/2052 963 940
5.00%, 02/20/2053 1,384 1,349
5.00%, 05/20/2053 1,151 1,119
5.00%, 09/20/2053 979 953
5.00%, 04/20/2054 2,264 2,197
5.00%, 08/20/2056
(p)
2,945 2,849
5.50%, 05/20/2035 15 15
5.50%, 02/15/2038 167 171
5.50%, 06/20/2053 450 451
5.50%, 07/20/2054 984 982
5.50%, 08/20/2056
(p)
3,020 3,000
6.00%, 07/20/2028 1 1
6.00%, 11/20/2028 2 2
6.00%, 01/20/2029 2 3
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 8 8
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 1 1
6.00%, 02/15/2033 4 4
6.00%, 12/15/2033 7 7
6.50%, 05/20/2029 1 1

Schedule of Investments
Core Plus Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 10/15/2032 $ 2 $ 2
6.50%, 12/15/2032 16 17
7.00%, 06/15/2031 2 2
7.00%, 06/15/2032 11 11
8.00%, 01/20/2031 1 1
$ 28,437
U.S. Treasury - 5 .50%
2.88%, 08/15/2045 7,200 5,108
3.88%, 08/15/2040
(q)
4,720 4,174
4.13%, 07/15/2029 14,600 14,518
4.25%, 08/15/2035 1,700 1,646
$ 25,446
U.S. Treasury Bill - 0 .13%
3.76%, 12/24/2026
(r)
600 591
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 132,092
Total Investments $ 471,496
Other Assets and Liabilities -  (1.94)% (8,963)
TOTAL NET ASSETS - 100.00% $ 462,533
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,842 or
1.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $159,452 or 34.47% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,627 or 1.00% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,384 or 0.30% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Security purchased on a when-issued basis.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) This Senior Floating Rate Note will settle after July 31, 2026, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$3,914 or 0.85% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 24,598 $ 401,377 $ 413,145 $ 12,830
$ 24,598 $ 401,377 $ 413,145 $ 12,830
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 295 $ — $ — $ —
$ 295 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; September 2026 Short 197 $ 21,276 $ 295
US 10 Year Treasury Ultra Note; September 2026 Short 29 3,181 25
US 2 Year Treasury Note; September 2026 Long 232 47,701 (192)
US 5 Year Treasury  Note; September 2026 Short 197 20,877 (19)
US Long Bond; September 2026 Long 216 23,395 (547)
US Ultra Bond; September 2026 Long 100 10,969 (371)
Total $ (809)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9 .39 % Shares Held Value (000's)
Closed-End Funds - 0 .19%
Variant Alternative Income Fund 146,636 $ 3,778
Exchange-Traded Funds - 4 .10%
iShares Broad USD High Yield Corporate Bond
ETF
1,530,719 56,300
iShares Core U.S. Aggregate Bond ETF 45,475 4,428
iShares J.P. Morgan USD Emerging Markets Bond
ETF
46,839 4,434
Vanguard Intermediate-Term Corporate Bond ETF 218,404 17,747
$ 82,909
Money Market Funds - 5 .10%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
503,672 503
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
102,727,628 102,728
$ 103,231
TOTAL INVESTMENT COMPANIES $ 189,918
COMMON STOCKS - 1 .06 % Shares Held Value (000's)
Healthcare - Services - 0 .03%
Sound Inpatient Physicians Inc - Class A
(d),(e)
4,565,306 $ 525
Sound Inpatient Physicians Inc - Class A2
(d),(e)
204,373 23
$ 548
Iron & Steel - 0 .26%
Specialty Steel Holdings, Inc.
(d),(e),(f)
87 5,309
Mining - 0 .77%
Arctic Canadian Diamond Co Ltd
(d),(e),(g)
6,589 212
Real Alloy Holding Inc
(e),(f)
300 15,258
$ 15,470
Semiconductors - 0 .00%
Bright Bidco - 1145 Shares
(d),(e)
10,688 3
Bright Bidco - 4A2 Shares
(d),(e)
14,600 3
$ 6
TOTAL COMMON STOCKS $ 21,333
PREFERRED STOCKS - 1 .67 % Shares Held Value (000's)
Banks - 0 .53%
Associated Banc-Corp 6.63%, 03/01/2033 12,288 $ 303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
Bank of Hawaii Corp 4.38%, 11/01/2026
(h)
18,636 285
Bank of Hawaii Corp 8.00%, 08/01/2029
(h)
4,117 108
Citizens Financial Group Inc 6.50%, 10/06/2030
(h)
64,541 1,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Fifth Third Bancorp 6.88%, 10/01/2030
(h)
25,441 660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
First Horizon Corp 6.75%, 04/10/2031
(h)
44,687 1,102
KeyCorp 6.13%, 12/15/2026
(h)
45,339 1,146
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(h)
8,800 223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 0.00%, 09/15/2031
(d),(h)
4,000 99
M&T Bank Corp 6.35%, 12/15/2030
(h)
36,723 877
Morgan Stanley 4.25%, 01/15/2027
(h)
11,085 185
Morgan Stanley 5.85%, 04/15/2027
(h)
59,100 1,370
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(h)
8,715 219
Northern Trust Corp 4.70%, 10/01/2026
(h)
9,858 183
Regions Financial Corp 4.45%, 09/15/2026
(h)
15,000 242
Regions Financial Corp 5.70%, 05/15/2029
(h)
39,877 976
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
Regions Financial Corp 6.95%, 09/15/2029
(h)
5,900 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
UMB Financial Corp 7.75%, 07/15/2030
(h)
13,100 $ 346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
Wells Fargo & Co 4.70%, 09/15/2026
(h)
7,070 128
Wintrust Financial Corp 7.88%, 07/15/2030
(h)
16,800 440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 10,642
Diversified Financial Services - 0 .15%
Affiliated Managers Group Inc 4.75%, 09/30/2060 12,860 216
Affiliated Managers Group Inc 5.88%, 03/30/2059 21,046 424
Capital One Financial Corp 4.80%, 12/01/2026
(h)
29,254 507
Stifel Financial Corp 4.50%, 09/02/2026
(h)
2,539 41
Voya Financial Inc 5.35%, 09/15/2029
(h)
77,215 1,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 3,019
Electric - 0 .43%
CMS Energy Corp 5.88%, 03/01/2079 159,839 3,534
DTE Energy Co 4.38%, 12/01/2081 13,005 218
DTE Energy Co 5.25%, 12/01/2077 35,000 707
DTE Energy Co 6.25%, 10/01/2085 15,000 355
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 187
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,238
Southern Co/The 5.25%, 12/01/2077 17,556 357
Xcel Energy Inc 6.25%, 10/15/2085 51,209 1,192
$ 8,788
Insurance - 0 .13%
Allstate Corp/The 4.75%, 10/15/2026
(h)
4,065 74
Allstate Corp/The 5.10%, 10/15/2026
(h)
8,460 164
Axis Capital Holdings Ltd 5.50%, 09/02/2026
(h)
30,195 565
Corebridge Financial Inc 6.38%, 12/15/2064 24,629 544
Equitable Holdings Inc 4.30%, 09/02/2026
(h)
5,055 82
Equitable Holdings Inc 5.25%, 09/15/2026
(h)
24,903 482
Globe Life Inc 4.25%, 06/15/2061 35,328 545
Prudential Financial Inc 5.95%, 09/01/2062 7,597 169
$ 2,625
Pipelines - 0 .02%
TransCanada PipeLines Ltd 6.25%, 11/01/2085 17,987 413
REITs - 0 .39%
Kimco Realty Corp 5.25%, 09/03/2026
(h)
31,567 618
Prologis Inc 8.54%, 11/13/2026
(h)
41,934 2,166
Public Storage 3.95%, 09/02/2026
(h)
14,056 212
Public Storage 4.00%, 09/02/2026
(h)
83,560 1,284
Public Storage 4.13%, 09/02/2026
(h)
96,000 1,531
Public Storage 4.63%, 09/02/2026
(h)
11,898 212
Public Storage 4.70%, 09/03/2026
(h)
28,130 512
Public Storage 5.60%, 09/03/2026
(h)
51,653 1,115
Public Storage 6.00%, 09/03/2026
(h)
10,000 226
$ 7,876
Telecommunications - 0 .02%
T-Mobile USA Inc 5.50%, 03/01/2070 17,170 351
T-Mobile USA Inc 6.25%, 09/01/2069 6,548 151
$ 502
TOTAL PREFERRED STOCKS $ 33,865
BONDS - 73 .09%
Principal
Amount (000's) Value (000's)
Advertising - 0 .25%
MMS USA Holdings Inc
1.25%, 06/13/2028 EUR 100 $ 111
Omnicom Group Inc
4.20%, 03/02/2029 $ 259 255
4.20%, 06/01/2030 100 97
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(i)
625 604
6.00%, 06/15/2034
(i)
3,250 3,209

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
WPP 2025 LLC/Delaware
6.50%, 03/30/2036 $ 708 $ 688
WPP Finance SA
4.13%, 05/30/2028 EUR 100 117
$ 5,081
Aerospace & Defense - 1 .06%
Airbus SE
1.63%, 06/09/2030 100 108
ATI Inc
5.88%, 06/15/2033 $ 500 503
Boeing Co/The
2.95%, 02/01/2030 100 94
3.38%, 06/15/2046 369 249
3.60%, 05/01/2034 607 537
3.75%, 02/01/2050 663 462
5.15%, 05/01/2030 417 419
5.71%, 05/01/2040 100 99
5.81%, 05/01/2050 263 248
5.93%, 05/01/2060 442 413
7.01%, 05/01/2064 50 54
Czechoslovak Group AS
6.50%, 01/10/2031
(i)
1,600 1,621
6.50%, 01/10/2031 1,225 1,241
Embraer Netherlands Finance BV
5.98%, 02/11/2035 50 51
GE Capital Funding LLC
4.55%, 05/15/2032 200 197
General Dynamics Corp
4.25%, 04/01/2050 25 20
General Electric Co
4.90%, 01/29/2036 7 7
Goat Holdco LLC
6.75%, 02/01/2032
(i)
2,905 2,952
Honeywell Aerospace Inc
4.00%, 03/16/2029
(i)
100 98
4.95%, 03/16/2036
(i)
665 641
5.73%, 03/16/2056
(i)
545 519
Howmet Aerospace Inc
4.55%, 11/15/2032 50 49
L3Harris Technologies Inc
5.05%, 04/27/2045 100 89
5.40%, 07/31/2033 380 382
Lockheed Martin Corp
4.75%, 02/15/2034 100 98
5.90%, 11/15/2063 100 97
Northrop Grumman Corp
5.15%, 05/01/2040 50 48
5.25%, 05/01/2050 50 45
RTX Corp
3.75%, 11/01/2046 100 74
4.45%, 11/16/2038 100 90
5.75%, 01/15/2029 200 205
TransDigm Inc
6.13%, 07/31/2034
(i)
60 59
6.38%, 05/31/2033
(i)
5,380 5,379
6.75%, 01/31/2034
(i)
3,770 3,831
7.13%, 12/01/2031
(i)
475 490
$ 21,469
Agriculture - 0 .20%
Altria Group Inc
3.70%, 02/04/2051 100 66
5.95%, 02/14/2049 50 47
Archer-Daniels-Midland Co
4.50%, 08/15/2033 100 97
BAT Capital Corp
6.34%, 08/02/2030 50 53
7.08%, 08/02/2043 50 54
7.08%, 08/02/2053 50 54
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
British American Tobacco PLC
3.75%, 06/27/2029
(h),(j)
EUR 100 $ 113
EUR Swap Annual (VS 6 Month) 5 Year +
3.95%
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 99
Cargill Inc
4.76%, 11/23/2045
(i)
100 86
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 99
JT International Financial Services BV
3.87%, 09/04/2055
(j)
100 113
Euribor Swap Rate 5 Year + 1.53%
MHP Lux SA
10.50%, 07/28/2029
(i)
$ 2,800 2,912
Philip Morris International Inc
5.13%, 02/15/2030 100 101
5.25%, 09/07/2028 75 76
5.63%, 09/07/2033 100 102
$ 4,072
Airlines - 0 .14%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 04/15/2031 57 54
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(i)
894 889
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(i)
550 499
Delta Air Lines Inc
4.95%, 07/10/2028 50 50
JetBlue Airways Corp / JetBlue Loyalty LP
9.88%, 09/20/2031
(i)
710 618
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 100 65
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 100
5.25%, 11/15/2035 474 449
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 07/15/2037 89 91
$ 2,815
Apparel - 0 .37%
Beach Acquisition Bidco LLC
10.00%, PIK 10.75%; 07/15/2033
(i),(k),(l)
6,643 7,131
Gildan Activewear Inc
4.70%, 10/07/2030
(i)
50 49
Kering SA
3.63%, 09/05/2031 EUR 100 115
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 100 110
NIKE Inc
3.25%, 03/27/2040 $ 50 39
$ 7,444
Automobile Asset Backed Securities - 0 .22%
BofA Auto Trust 2025-1
4.17%, 11/22/2027
(i)
33 33
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029
(i)
426 428
GM Financial Consumer Automobile Receivables
Trust 2024-1
4.85%, 12/18/2028 830 833
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 587 589
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 206 206
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 640 641

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Wheels Fleet Lease Funding 1 LLC
4.34%, 01/18/2040
(i)
$ 1,677 $ 1,680
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 4,410
Automobile Manufacturers - 0 .78%
American Honda Finance Corp
3.50%, 06/27/2031 EUR 100 113
4.70%, 01/12/2028 $ 200 200
BMW Finance NV
2.63%, 05/20/2028 EUR 100 114
3.63%, 05/22/2035 50 56
3.75%, 01/27/2036 100 111
BMW US Capital LLC
3.75%, 04/12/2028
(i)
$ 200 197
5.00%, 03/19/2033
(i)
230 224
Cummins Inc
5.15%, 02/20/2034 50 50
Daimler Truck Finance North America LLC
4.15%, 01/12/2029
(i)
275 271
4.65%, 10/12/2030
(i)
213 209
4.95%, 01/13/2028
(i)
220 221
5.13%, 01/19/2028
(i)
306 308
Ford Credit Canada Co Cie Credit Ford Du Canada
4.82%, 09/11/2028 CAD 100 72
Ford Motor Co
3.25%, 02/12/2032 $ 347 303
4.75%, 01/15/2043 230 176
5.29%, 12/08/2046 50 40
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 188
4.00%, 11/13/2030 965 901
4.45%, 02/14/2030 EUR 100 117
4.97%, 04/06/2029 $ 597 590
6.05%, 11/05/2031 640 644
General Motors Co
6.25%, 10/02/2043 100 97
6.60%, 04/01/2036 50 53
General Motors Financial Co Inc
3.10%, 01/12/2032 252 226
4.30%, 02/15/2029 EUR 100 117
5.60%, 06/18/2031 $ 1,300 1,320
5.80%, 06/23/2028 200 203
5.90%, 01/07/2035 362 366
6.10%, 01/07/2034 25 26
6.40%, 01/09/2033 100 105
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 73
Honda Canada Finance Inc
3.55%, 02/25/2031 50 35
4.87%, 09/23/2027 100 73
Hyundai Capital America
4.75%, 04/06/2029
(i)
$ 524 520
4.75%, 06/18/2029
(i)
562 558
5.10%, 06/24/2030
(i)
50 50
5.40%, 06/23/2032
(i)
440 442
5.68%, 06/26/2028
(i)
250 253
Mercedes-Benz Finance North America LLC
4.50%, 03/10/2031
(i)
407 396
5.05%, 08/03/2033
(i)
150 147
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 100 112
Mercedes-Benz International Finance BV
3.70%, 05/30/2031 100 116
Nissan Motor Co Ltd
4.81%, 09/17/2030
(i)
$ 1,200 1,112
7.50%, 07/17/2030
(i)
1,200 1,229
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
PACCAR Financial Corp
3.90%, 02/05/2029 $ 100 $ 99
RCI Banque SA
3.63%, 02/22/2030 EUR 100 114
3.88%, 01/12/2029 100 116
Stellantis Finance US Inc
5.75%, 03/18/2030
(i)
$ 685 680
Stellantis Financial Services US Corp
5.80%, 06/15/2031
(i)
403 395
Stellantis NV
1.25%, 06/20/2033 EUR 150 136
Toyota Motor Credit Corp
3.38%, 04/01/2030 $ 100 95
3.85%, 07/24/2030 EUR 100 117
4.05%, 09/05/2028 $ 50 50
5.25%, 09/11/2028 200 203
Toyota Motor Finance Netherlands BV
3.25%, 04/23/2030 EUR 100 114
Traton Finance Luxembourg SA
1.25%, 03/24/2033 100 97
Volkswagen Financial Services AG
0.88%, 01/31/2028 200 222
Volkswagen Group of America Finance LLC
4.60%, 06/08/2029
(i)
$ 200 198
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 98
3.75%, 12/28/2027
(h),(j)
100 115
EUR Swap Annual (VS 6 Month) 5 Year +
2.92%
4.13%, 09/02/2035 100 112
$ 15,695
Automobile Parts & Equipment - 0 .39%
Aptiv Swiss Holdings Ltd
3.10%, 12/01/2051 $ 545 319
4.15%, 05/01/2052 50 36
Clarios Global LP / Clarios US Finance Co
6.75%, 02/15/2030
(i)
525 538
Dexko Global Inc
7.50%, 04/15/2032
(i)
4,095 3,410
IHO Verwaltungs GmbH
7.38%, PIK 0.00%; 05/15/2033
(i),(k),(l)
2,930 3,037
Realtruck Group Inc
6.25%, 07/31/2031
(i)
3,604 632
$ 7,972
Banks - 11 .77%
ABN AMRO Bank NV
2.47%, 12/13/2029
(i),(j)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
2.63%, 01/16/2029 EUR 100 114
AIB Group PLC
4.63%, 07/23/2029
(j)
100 118
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
Ardshinbank CJSC Via Dilijan Finance BV
6.60%, 01/22/2031
(i)
$ 2,800 2,800
Australia & New Zealand Banking Group Ltd
5.10%, 02/03/2033
(j)
EUR 100 118
EUR Swap Annual (VS 6 Month) 5 Year +
2.15%
5.69%, 08/14/2040
(j)
AUD 125 84
3 Month Bank Bill Swap Rate + 1.68%
Banco Bilbao Vizcaya Argentaria SA
3.88%, 01/15/2034 EUR 100 117
4.38%, 08/29/2036
(j)
100 117
Euribor Swap Rate 5 Year + 2.00%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA (continued)
9.38%, 03/19/2029
(h),(j),(m)
$ 1,500 $ 1,623
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Sabadell SA
4.25%, 09/13/2030
(j)
EUR 100 118
Euribor Swap Rate 1 Year + 1.60%
Banco Mercantil del Norte SA/Grand Cayman
8.00%, 01/24/2033
(h),(i),(j),(m)
$ 1,525 1,523
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Banco Nacional de Mexico SA
6.70%, 08/07/2036
(i),(j),(m)
1,425 1,404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Banco Santander Chile
3.18%, 10/26/2031 150 136
Banco Santander SA
0.20%, 02/11/2028 EUR 100 110
3.00%, 01/12/2030 100 114
3.50%, 02/17/2035 100 112
5.57%, 01/17/2030 $ 200 203
7.25%, 12/03/2035
(h),(j),(m)
600 602
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
9.63%, 11/21/2028
(h),(j),(m)
800 866
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bangkok Bank PCL/Hong Kong
9.03%, 03/15/2029
(i)
100 109
Bank Leumi Le-Israel BM
5.74%, 09/09/2036
(i),(j),(m),(n)
1,500 1,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.55%
Bank of America Corp
1.38%, 05/09/2030
(j)
EUR 100 109
3 Month Euro Interbank Offered Rate +
0.91%
2.68%, 06/19/2041
(j)
$ 25 18
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042
(j)
1,349 1,011
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(j)
200 197
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.85%, 03/08/2037
(j)
2,020 1,857
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(j)
100 75
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.08%, 04/23/2040
(j)
719 613
CME Term Secured Overnight Financing
Rate 3 Month + 1.58%
4.24%, 04/24/2038
(j)
100 89
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.48%, 04/23/2030
(j)
672 665
Secured Overnight Financing Rate + 0.87%
4.57%, 04/27/2033
(j)
300 290
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 100 86
4.98%, 01/24/2029
(j)
100 100
Secured Overnight Financing Rate + 0.83%
5.02%, 07/22/2033
(j)
200 198
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031 1,025 1,031
Secured Overnight Financing Rate + 2.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.20%, 04/25/2029
(j)
$ 100 $ 101
Secured Overnight Financing Rate + 1.63%
5.43%, 08/15/2035
(j)
392 385
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(j)
100 100
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(j)
100 100
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(j)
1,356 1,341
Secured Overnight Financing Rate + 1.74%
5.74%, 02/12/2036 322 322
Secured Overnight Financing Rate + 3.39%
5.82%, 09/15/2029
(j)
100 102
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(j)
100 103
Secured Overnight Financing Rate + 1.84%
6.11%, 01/29/2037 569 586
6.25%, 07/26/2030
(h),(j)
3,000 3,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
6.63%, 05/01/2030
(h),(j)
2,300 2,348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of Georgia JSC
6.50%, 06/03/2031
(i)
3,000 2,970
Bank of Ireland Group PLC
4.63%, 11/13/2029
(j)
EUR 100 118
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.73%, 06/03/2031
(j)
CAD 75 53
Canadian Overnight Repo Rate Average
Compounded Index + 1.15%
4.06%, 09/22/2028
(j)
$ 100 99
Secured Overnight Financing Rate + 0.75%
4.35%, 09/22/2031
(j)
100 98
Secured Overnight Financing Rate + 1.08%
4.75%, 09/29/2032
(j)
GBP 100 131
SONIA Interest Rate Benchmark + 0.85%
5.04%, 05/29/2028 CAD 100 73
6.88%, 11/26/2085
(j)
$ 800 805
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.70%, 05/26/2084
(j)
4,600 4,771
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
4.54%, 04/23/2032
(j)
556 545
Secured Overnight Financing Rate + 0.90%
4.60%, 07/26/2030
(j)
200 199
Secured Overnight Financing Rate + 1.76%
4.97%, 04/26/2034
(j)
100 98
Secured Overnight Financing Rate + 1.61%
5.63%, 03/20/2031
(h),(j)
1,000 988
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%
Bank of Nova Scotia/The
3.62%, 01/30/2032
(j)
CAD 100 70
Canadian Overnight Repo Rate Average
Compounded Index + 1.03%
4.44%, 11/15/2035
(j)
50 36
Canadian Overnight Repo Rate Average
Compounded Index + 1.33%
4.59%, 05/04/2037 $ 1,070 1,018
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The (continued)
6.88%, 10/27/2085
(j)
$ 1,032 $ 1,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(j)
400 413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(j)
3,000 3,147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(j)
1,000 1,035
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
5.13%, 06/11/2030 1,262 1,240
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 111
3.75%, 02/03/2034 100 114
4.13%, 06/14/2033 100 117
4.38%, 05/02/2030 100 118
Barclays PLC
3.33%, 11/24/2042
(j)
$ 200 144
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.79%, 10/31/2036
(j)
EUR 100 111
Euribor Swap Rate 1 Year + 1.18%
5.10%, 06/26/2032
(j)
$ 1,952 1,927
Secured Overnight Financing Rate + 1.14%
5.26%, 01/29/2034
(j)
EUR 100 123
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
5.86%, 08/11/2046
(j)
$ 288 275
Secured Overnight Financing Rate + 1.83%
6.69%, 09/13/2034
(j)
200 212
Secured Overnight Financing Rate + 2.62%
7.63%, 03/15/2035
(h),(j),(m)
400 413
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.41%, 11/14/2032
(j)
GBP 100 140
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(h),(j),(m)
$ 2,000 2,203
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
7.63%, 02/11/2035
(i),(j),(m)
2,550 2,607
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BNP Paribas SA
1.38%, 05/28/2029 EUR 100 109
2.88%, 02/24/2029 GBP 100 128
3.05%, 01/13/2031
(i),(j)
$ 200 187
Secured Overnight Financing Rate + 1.51%
3.13%, 01/20/2033
(i),(j)
200 179
Secured Overnight Financing Rate + 1.56%
3.78%, 01/19/2036
(j)
EUR 100 113
Euribor Swap Rate 5 Year + 1.55%
4.13%, 05/24/2033 100 118
4.16%, 08/28/2034
(j)
100 116
Euribor Swap Rate 5 Year + 1.70%
4.89%, 06/30/2030
(i),(j)
$ 514 512
Secured Overnight Financing Rate + 0.94%
4.92%, 01/15/2034
(i),(j)
951 921
Secured Overnight Financing Rate + 1.29%
7.20%, 04/17/2036
(h),(i),(j),(m)
400 397
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
7.45%, 06/27/2035
(h),(i),(j),(m)
$ 3,800 $ 3,851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.45%, 06/27/2035
(h),(j),(m)
1,000 1,014
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
BOI Finance BV
7.50%, 02/16/2027 EUR 3,425 4,014
BPCE SA
3.38%, 12/19/2031
(j)
100 113
3 Month Euro Interbank Offered Rate +
0.95%
3.58%, 10/19/2042
(i),(j)
$ 700 509
Secured Overnight Financing Rate + 1.95%
4.13%, 03/08/2033
(j)
EUR 100 116
3 Month Euro Interbank Offered Rate +
1.45%
4.25%, 07/16/2035
(j)
100 116
Euribor Swap Rate 5 Year + 1.95%
5.75%, 07/19/2033
(i),(j)
$ 250 252
Secured Overnight Financing Rate + 2.87%
6.35%, 01/13/2047
(i),(j)
538 504
Secured Overnight Financing Rate + 2.11%
6.92%, 01/14/2046
(i),(j)
355 355
Secured Overnight Financing Rate + 2.61%
BSF Finance
5.76%, 09/03/2035
(j)
1,900 1,854
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
CaixaBank SA
3.88%, 01/20/2037
(j)
EUR 100 113
3 Month Euro Interbank Offered Rate +
1.08%
4.38%, 08/08/2036
(j)
100 117
Euribor Swap Rate 5 Year + 1.95%
Canadian Imperial Bank of Commerce
3.45%, 04/07/2027 $ 200 199
3.90%, 06/20/2031
(j)
CAD 100 71
Canadian Overnight Repo Rate Average
Compounded Index + 1.15%
4.58%, 09/08/2031
(j)
$ 50 49
Secured Overnight Financing Rate + 1.17%
5.35%, 04/20/2033
(j)
CAD 100 73
Canadian Overnight Repo Rate Average
Compounded Index + 2.23%
5.50%, 01/14/2028 100 73
6.95%, 01/28/2085
(j)
$ 2,000 2,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(j)
1,200 1,215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citibank NA
4.91%, 05/29/2030 933 934
Citigroup Inc
0.50%, 11/01/2028 CHF 180 222
2.52%, 11/03/2032
(j)
$ 200 175
Secured Overnight Financing Rate + 1.18%
2.67%, 01/29/2031
(j)
300 277
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(j)
167 117
Secured Overnight Financing Rate + 1.38%
3.79%, 03/17/2033
(j)
1,124 1,045
Secured Overnight Financing Rate + 1.94%
4.54%, 09/19/2030
(j)
1,639 1,619
Secured Overnight Financing Rate + 1.34%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
5.17%, 02/13/2030
(j)
$ 200 $ 201
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(j)
413 402
Secured Overnight Financing Rate + 1.49%
5.33%, 03/27/2036
(j)
100 99
Secured Overnight Financing Rate + 1.47%
5.45%, 06/11/2035
(j)
100 100
Secured Overnight Financing Rate + 1.45%
5.88%, 02/22/2033 933 954
6.02%, 01/24/2036
(j)
963 975
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(j)
100 103
Secured Overnight Financing Rate + 2.66%
6.63%, 02/15/2031
(h),(j)
600 603
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.88%, 08/15/2030
(h),(j)
2,700 2,726
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(h),(j)
2,500 2,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(h),(j)
1,730 1,769
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
Citizens Financial Group Inc
5.72%, 07/23/2032
(j)
1,273 1,294
Secured Overnight Financing Rate + 1.91%
5.84%, 01/23/2030
(j)
100 102
Secured Overnight Financing Rate + 2.01%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 112
4.88%, 10/16/2034
(j)
100 118
Euribor Swap Rate 5 Year + 2.15%
Commonwealth Bank of Australia
2.69%, 03/11/2031
(i)
$ 250 224
6.70%, 03/15/2038
(j)
AUD 200 146
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
4.63%, 05/23/2029 GBP 100 132
4.99%, 05/27/2031
(i),(j)
$ 250 250
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Cooperatieve Rabobank UA/NY
4.32%, 04/01/2029 882 877
Credit Agricole SA
3.75%, 05/27/2035 EUR 100 113
3.88%, 11/28/2034 100 116
4.66%, 01/12/2032
(i),(j)
$ 250 244
Secured Overnight Financing Rate + 1.17%
4.88%, 10/23/2029 GBP 100 134
5.19%, 08/01/2032
(i),(j)
$ 846 840
Secured Overnight Financing Rate + 1.13%
5.22%, 05/27/2031
(i),(j)
439 440
Secured Overnight Financing Rate + 1.46%
5.30%, 07/12/2028
(i)
557 565
7.13%, 09/23/2035
(h),(i),(j),(m)
3,000 3,047
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
7.13%, 09/23/2035
(h),(j),(m)
500 508
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Credit Agricole SA/London
1.75%, 03/05/2029 EUR 100 111
Credit Mutuel Arkea SA
4.81%, 05/15/2035
(j)
100 118
Euribor Swap Rate 5 Year + 1.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Crelan SA
6.00%, 02/28/2030
(j)
EUR 100 $ 122
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
4.13%, 01/10/2031
(j)
100 118
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
Depository Trust Co/The
4.55%, 03/27/2031
(i)
$ 421 415
Deutsche Bank AG
3.63%, 07/14/2032
(j)
EUR 100 114
3 Month Euro Interbank Offered Rate +
0.90%
5.00%, 09/05/2030
(j)
200 240
3 Month Euro Interbank Offered Rate +
2.95%
8.13%, 04/30/2030
(h),(j),(m)
$ 1,400 1,474
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Deutsche Bank AG/New York NY
3.55%, 09/18/2031
(j)
350 327
Secured Overnight Financing Rate + 3.04%
3.73%, 01/14/2032
(j)
361 334
Secured Overnight Financing Rate + 2.76%
3.74%, 01/07/2033
(j)
350 319
Secured Overnight Financing Rate + 2.26%
DNB Bank ASA
0.25%, 02/23/2029
(j)
EUR 100 110
3 Month Euro Interbank Offered Rate +
0.53%
Emirates NBD Bank PJSC
4.53%, 01/13/2031 $ 1,550 1,506
Erste Group Bank AG
3.63%, 11/26/2035
(j)
EUR 100 113
Euribor Swap Rate 5 Year + 1.30%
Eurobank SA
4.88%, 04/30/2031
(j)
100 120
Euribor Swap Rate 5 Year + 2.17%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 100 74
Fifth Third Bancorp
5.14%, 01/29/2037
(j)
$ 100 96
Secured Overnight Financing Rate + 1.24%
5.98%, 01/30/2030
(i),(j)
100 102
Secured Overnight Financing Rate + 2.16%
6.36%, 10/27/2028
(j)
50 51
Secured Overnight Financing Rate + 2.19%
First Citizens BancShares Inc/NC
5.60%, 09/05/2035
(j)
75 73
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
6.25%, 03/12/2040
(j)
666 646
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.97%
First Horizon Bank
5.75%, 05/01/2030 1,016 1,022
First-Citizens Bank & Trust Co
5.10%, 07/13/2029
(j)
298 297
Secured Overnight Financing Rate + 1.15%
FNB Corp/PA
5.72%, 12/11/2030
(j)
1,002 1,003
Secured Overnight Financing Rate + 1.93%
Goldman Sachs Group Inc/The
1.25%, 02/07/2029 EUR 100 110
2.38%, 07/21/2032
(j)
$ 609 532
Secured Overnight Financing Rate + 1.25%
3.21%, 04/22/2042
(j)
593 429
Secured Overnight Financing Rate + 1.51%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
3.63%, 10/29/2029
(j)
GBP 100 $ 131
Generic Britain 1 Year Government Bond +
1.95%
3.98%, 12/18/2036
(j)
EUR 75 85
3 Month Euro Interbank Offered Rate +
1.10%
4.15%, 01/21/2029
(j)
$ 1,304 1,292
Secured Overnight Financing Rate + 0.71%
4.37%, 10/21/2031 628 608
Secured Overnight Financing Rate + 2.12%
4.94%, 10/21/2036
(j)
100 95
Secured Overnight Financing Rate + 1.33%
5.09%, 04/20/2034 554 542
Secured Overnight Financing Rate + 2.68%
5.15%, 05/22/2045 100 87
5.21%, 01/28/2031
(j)
100 100
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(j)
100 98
Secured Overnight Financing Rate + 1.55%
5.54%, 01/21/2047
(j)
341 314
Secured Overnight Financing Rate + 1.32%
5.56%, 11/19/2045
(j)
100 93
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(j)
100 102
Secured Overnight Financing Rate + 1.27%
5.85%, 04/25/2035
(j)
100 102
Secured Overnight Financing Rate + 1.55%
6.22%, 07/21/2057
(j)
403 399
Secured Overnight Financing Rate + 1.82%
6.45%, 05/01/2036 50 52
6.56%, 10/24/2034
(j)
100 106
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 1,463 1,554
6.85%, 02/10/2030
(h),(j)
2,800 2,834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(h),(j)
1,700 1,758
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HBOS PLC
6.00%, 11/01/2033
(i)
100 101
HSBC Holdings PLC
3.97%, 05/22/2030
(j)
200 194
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.86%, 05/23/2033
(j)
EUR 100 121
3 Month Euro Interbank Offered Rate +
1.94%
5.21%, 05/12/2034
(j)
$ 744 731
Secured Overnight Financing Rate + 1.32%
5.28%, 03/10/2037
(j)
695 673
Secured Overnight Financing Rate + 1.55%
5.73%, 05/17/2032
(j)
710 724
Secured Overnight Financing Rate + 1.52%
5.74%, 09/10/2036
(j)
575 568
Secured Overnight Financing Rate + 1.96%
6.33%, 03/09/2044 881 904
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(j)
EUR 100 119
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(j)
$ 200 209
Secured Overnight Financing Rate + 2.98%
6.75%, 11/18/2032
(h),(j),(m)
2,900 2,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
7.00%, 09/24/2035
(h),(j),(m)
$ 200 $ 203
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.80%
8.20%, 11/16/2034
(j)
GBP 150 216
Generic Britain 5 Year Government Bond +
4.55%
Huntington Bancshares Inc/OH
5.61%, 01/28/2041
(j)
$ 547 524
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
5.63%, 07/15/2030
(h),(j)
700 697
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(h),(j)
3,200 3,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
ING Groep NV
3.75%, 02/10/2037
(j)
EUR 100 112
3 Month Euro Interbank Offered Rate +
0.97%
3.88%, 08/12/2029
(j)
100 116
3 Month Euro Interbank Offered Rate +
1.72%
4.80%, 03/23/2032
(j)
$ 200 197
Secured Overnight Financing Rate + 1.26%
5.00%, 02/20/2035
(j)
EUR 100 119
Euribor Swap Rate 5 Year + 2.20%
7.00%, 11/16/2032
(h),(j),(m)
$ 4,600 4,688
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 124
2.93%, 10/14/2030 EUR 100 112
5.13%, 08/29/2031 100 123
6.01%, 06/29/2037
(i),(j)
$ 397 390
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
Ipoteka-Bank ATIB
6.45%, 10/09/2030 825 825
JPMorgan Chase & Co
0.60%, 02/17/2033
(j)
EUR 100 97
3 Month Euro Interbank Offered Rate +
0.65%
2.07%, 06/01/2029
(j)
$ 3,261 3,108
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(j)
300 275
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(j)
2,197 1,498
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(j)
262 230
Secured Overnight Financing Rate + 1.18%
3.88%, 07/24/2038
(j)
200 172
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(j)
100 75
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.85%, 02/01/2044 100 88
4.86%, 07/23/2030
(j)
813 811
Secured Overnight Financing Rate + 0.85%
4.90%, 01/22/2037
(j)
210 200
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(j)
238 235
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 88

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.01%, 01/23/2030
(j)
$ 100 $ 100
Secured Overnight Financing Rate + 1.31%
5.29%, 07/22/2035
(j)
100 99
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(j)
200 202
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(j)
100 100
Secured Overnight Financing Rate + 1.62%
5.58%, 07/23/2036 569 564
Secured Overnight Financing Rate + 3.27%
5.72%, 09/14/2033
(j)
50 51
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(j)
100 102
Secured Overnight Financing Rate + 1.49%
6.10%, 07/01/2031
(h),(j)
600 598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%
6.25%, 10/23/2034 944 991
Secured Overnight Financing Rate + 3.62%
KBC Group NV
4.75%, 04/17/2035
(j)
EUR 100 118
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
Keybank National Association
4.90%, 08/08/2032 $ 865 839
KeyCorp
5.31%, 01/28/2037 411 398
Secured Overnight Financing Rate + 2.73%
KeyCorp Capital III
7.75%, 07/15/2029 795 831
Lloyds Banking Group PLC
3.88%, 05/14/2032
(j)
EUR 100 116
Euribor Swap Rate 1 Year + 1.18%
4.75%, 09/21/2031
(j)
100 120
EUR Swap Annual (VS 6 Month) 1 Year +
1.60%
5.72%, 06/05/2030
(j)
$ 393 401
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
6.63%, 09/27/2035
(h),(j),(m)
400 393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 09/27/2031
(h),(j),(m)
300 305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
M&T Bank Corp
5.05%, 01/27/2034
(j)
100 97
Secured Overnight Financing Rate + 1.85%
5.40%, 07/30/2035
(j)
412 408
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.43%
Macquarie Group Ltd
3.76%, 11/28/2028
(i),(j)
100 99
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
5.49%, 11/09/2033
(i),(j)
100 101
Secured Overnight Financing Rate + 2.87%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(j)
EUR 100 110
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
2.56%, 02/25/2030 $ 200 184
4.29%, 07/26/2038 100 91
4.51%, 01/14/2032 736 717
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc (continued)
4.98%, 07/24/2030
(j)
$ 298 $ 298
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
5.87%, 04/21/2047
(j)
516 501
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.98%
Mizuho Bank Ltd
5.77%, 04/16/2046
(i)
474 456
Mizuho Financial Group Inc
1.98%, 09/08/2031
(j)
200 177
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
3.98%, 05/21/2034 EUR 100 115
4.16%, 05/20/2028 100 117
4.97%, 07/13/2032
(j)
$ 1,237 1,222
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
5.67%, 05/27/2029
(j)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(j)
959 977
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(j)
EUR 100 103
3 Month Euro Interbank Offered Rate +
0.72%
2.48%, 09/16/2036
(j)
$ 583 500
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(j)
200 175
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(j)
730 537
Secured Overnight Financing Rate + 1.49%
3.62%, 04/01/2031 253 241
Secured Overnight Financing Rate + 6.24%
3.75%, 11/07/2036
(j)
EUR 100 111
3 Month Euro Interbank Offered Rate +
1.12%
4.56%, 04/10/2030
(j)
$ 522 517
Secured Overnight Financing Rate + 0.96%
4.65%, 10/18/2030
(j)
195 193
Secured Overnight Financing Rate + 1.10%
4.81%, 04/16/2032
(j)
100 98
Secured Overnight Financing Rate + 1.18%
4.87%, 07/12/2029
(j)
657 657
Secured Overnight Financing Rate + 0.85%
4.89%, 10/22/2036
(j)
541 513
Secured Overnight Financing Rate + 1.31%
4.99%, 04/12/2029
(j)
200 201
Secured Overnight Financing Rate + 1.38%
5.07%, 01/30/2037
(j)
100 96
Secured Overnight Financing Rate + 1.18%
5.17%, 01/16/2030
(j)
1,293 1,299
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(j)
100 101
Secured Overnight Financing Rate + 1.11%
5.30%, 04/20/2037
(j)
690 678
Secured Overnight Financing Rate + 2.62%
5.31%, 01/18/2041
(j)
432 409
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.32%, 07/19/2035 1,077 1,062
Secured Overnight Financing Rate + 3.11%
5.42%, 07/21/2034
(j)
100 100
Secured Overnight Financing Rate + 1.88%
5.60%, 03/24/2051
(j)
100 93
Secured Overnight Financing Rate + 4.84%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.61%, 07/17/2037
(j)
$ 281 $ 279
Secured Overnight Financing Rate + 1.43%
5.66%, 04/17/2036
(j)
100 100
Secured Overnight Financing Rate + 1.76%
5.79%, 11/18/2033
(j)
GBP 100 136
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(j)
$ 100 102
Secured Overnight Financing Rate + 1.58%
5.94%, 02/07/2039
(j)
100 101
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.80%
6.63%, 11/01/2034
(j)
100 107
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.79%, 05/10/2030
(j)
428 426
Secured Overnight Financing Rate + 0.97%
National Australia Bank Ltd
2.13%, 05/24/2028 EUR 100 113
2.33%, 08/21/2030
(i)
$ 250 224
National Bank of Canada
5.43%, 08/16/2032
(j)
CAD 100 73
Canadian Overnight Repo Rate Average +
2.32%
National Bank of Uzbekistan
7.20%, 07/17/2030 $ 525 539
8.50%, 07/05/2029 2,550 2,698
NatWest Group PLC
3.03%, 11/28/2035
(j)
920 839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.99%, 05/13/2036
(j)
EUR 100 115
3 Month Euro Interbank Offered Rate +
1.52%
4.60%, 06/28/2031
(h),(j),(m)
$ 800 734
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.77%, 02/16/2029
(j)
EUR 100 118
3 Month Euro Interbank Offered Rate +
1.83%
4.96%, 08/15/2030
(j)
$ 536 536
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.08%, 01/27/2030
(j)
200 201
3 Month USD LIBOR + 1.91%
5.91%, 03/03/2047
(j)
894 837
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
7.30%, 11/19/2034
(h),(j),(m)
400 409
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.13%, 11/10/2033
(h),(j),(m)
1,000 1,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
2.88%, 08/24/2032 EUR 100 111
6.75%, 11/10/2033
(h),(i),(j),(m)
$ 400 399
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Northern Trust Corp
3.15%, 05/03/2029 100 96
Nykredit Realkredit A/S
4.00%, 07/17/2028 EUR 100 117
OP Corporate Bank plc
0.38%, 06/16/2028 100 109
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
OTP Bank Nyrt
4.25%, 10/16/2030
(j)
EUR 100 $ 117
3 Month Euro Interbank Offered Rate +
1.95%
Pinnacle Bank/Nashville TN
5.96%, 01/15/2036
(j)
$ 450 443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
PNC Financial Services Group Inc/The
4.63%, 06/06/2033
(j)
100 96
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(j)
100 98
Secured Overnight Financing Rate + 1.93%
5.42%, 01/25/2041
(j)
186 178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.49%, 05/14/2030
(j)
100 102
Secured Overnight Financing Rate + 1.20%
6.25%, 03/15/2030
(h),(j)
2,800 2,829
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(j)
EUR 100 111
Euribor Swap Rate 5 Year + 1.60%
Regions Financial Corp
5.72%, 06/06/2030
(j)
$ 467 477
Secured Overnight Financing Rate + 1.49%
7.38%, 12/10/2037 837 930
Riyad Sukuk Ltd
6.21%, 07/14/2035
(j)
1,675 1,675
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Royal Bank of Canada
2.13%, 04/26/2029 EUR 100 112
4.21%, 07/03/2035
(j)
CAD 100 71
Canadian Overnight Repo Rate Average
Compounded Index + 1.51%
4.37%, 05/01/2037
(j)
50 35
Canadian Overnight Repo Rate Average
Compounded Index + 1.16%
4.40%, 04/17/2030
(j)
$ 695 686
Secured Overnight Financing Rate + 0.84%
4.65%, 07/10/2029
(j)
1,642 1,642
Secured Overnight Financing Rate + 0.61%
5.15%, 02/01/2034 200 200
6.35%, 11/24/2084
(j)
1,000 950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(j)
4,600 4,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.50%, 05/24/2086
(j)
600 588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
6.75%, 08/24/2085
(j)
400 405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
Santander Holdings USA Inc
5.70%, 06/05/2037
(j)
793 773
Secured Overnight Financing Rate + 1.60%
6.57%, 06/12/2029
(j)
100 103
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(j)
200 205
Secured Overnight Financing Rate + 2.60%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Saudi Awwal Bank
5.95%, 09/04/2035
(j)
$ 2,075 $ 2,047
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
Skandinaviska Enskilda Banken AB
3.50%, 08/14/2035 EUR 100 111
SNB Sukuk Ltd
5.94%, 07/18/2036
(j)
$ 1,825 1,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
Societe Generale SA
0.50%, 06/12/2029
(j)
EUR 100 109
3 Month Euro Interbank Offered Rate +
0.95%
3.63%, 03/01/2041
(i)
$ 200 143
3.75%, 09/02/2033
(j)
EUR 100 113
3 Month Euro Interbank Offered Rate +
1.40%
3.75%, 05/17/2035
(j)
100 114
Euribor Swap Rate 5 Year + 1.65%
5.25%, 09/06/2032
(j)
100 117
EUR Swap Annual (VS 6 Month) 5 Year +
3.10%
5.40%, 08/08/2034
(i),(j)
$ 363 355
Secured Overnight Financing Rate + 1.51%
8.50%, 03/25/2034
(h),(i),(j),(m)
600 651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(h),(i),(j),(m)
200 217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
4.75%, 01/14/2031
(h),(j),(m)
1,525 1,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(j)
EUR 100 120
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
5.24%, 05/13/2031
(i),(j)
$ 200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
7.00%, 11/14/2035
(h),(i),(j),(m)
4,000 3,982
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
7.00%, 06/08/2033
(h),(i),(j),(m)
1,125 1,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.67%
7.63%, 01/16/2032
(h),(i),(j),(m),(n)
900 938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Corp
4.14%, 12/03/2029
(j)
200 198
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 100
6.70%, 03/15/2029
(h),(j)
500 511
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(h),(j)
2,800 2,875
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Sumitomo Mitsui Financial Group Inc
4.95%, 07/08/2033
(j)
923 906
Secured Overnight Financing Rate + 1.38%
5.81%, 09/14/2033 200 205
6.18%, 07/13/2043 100 102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Svenska Handelsbanken AB
3.13%, 02/16/2033 EUR 100 $ 112
Swedbank AB
0.20%, 01/12/2028 100 111
7.75%, 03/17/2030
(h),(j),(m)
$ 200 210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Texas Capital Bancshares Inc
5.30%, 02/27/2032
(j)
509 498
Secured Overnight Financing Rate + 1.94%
Toronto-Dominion Bank/The
2.00%, 09/10/2031 100 87
3.69%, 01/09/2032
(j)
CAD 50 35
Canadian Overnight Repo Rate Average
Compounded Index + 0.93%
4.42%, 10/31/2035
(j)
100 71
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
4.68%, 01/08/2029 200 146
4.75%, 09/11/2030 AUD 50 34
4.87%, 04/22/2033 $ 1,065 1,040
6.35%, 10/31/2085
(j)
1,600 1,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
8.13%, 10/31/2082
(j)
1,300 1,340
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Bank
4.14%, 10/23/2029
(j)
936 922
Secured Overnight Financing Rate + 0.91%
Truist Financial Corp
3.88%, 03/19/2029 100 98
4.68%, 04/23/2032
(j)
100 98
Secured Overnight Financing Rate + 1.09%
5.10%, 03/01/2030
(h),(j)
500 496
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.28%, 04/23/2037
(j)
695 673
Secured Overnight Financing Rate + 1.41%
UBS Group AG
0.88%, 11/03/2031 EUR 200 200
3.87%, 01/12/2029
(i),(j)
$ 400 396
3 Month USD LIBOR + 1.41%
4.15%, 12/23/2029
(i),(j)
200 197
Secured Overnight Financing Rate + 0.84%
4.21%, 04/10/2030
(i),(j)
500 490
Secured Overnight Financing Rate + 0.84%
4.84%, 11/06/2033
(i),(j)
673 653
Secured Overnight Financing Rate + 1.29%
4.88%, 05/15/2045 250 217
5.43%, 02/08/2030
(i),(j)
558 564
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
6.60%, 08/05/2030
(h),(i),(j),(m)
400 402
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
6.63%, 01/08/2031
(h),(i),(j),(m)
1,000 997
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.24%
7.00%, 01/08/2036
(h),(i),(j),(m)
2,000 1,989
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.32%
UniCredit SpA
0.85%, 01/19/2031 EUR 100 103

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
1.38%, 07/22/2030 $ 100 $ 87
2.49%, 11/03/2036
(j)
1,730 1,493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 95
5.84%, 06/12/2034
(j)
200 205
Secured Overnight Financing Rate + 2.26%
Valley National Bancorp
6.22%, 06/01/2036
(j)
952 942
CME Term Secured Overnight Financing
Rate 3 Month + 2.43%
Webster Financial Corp
5.78%, 09/11/2035
(j)
961 963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
Wells Fargo & Co
2.50%, 05/02/2029 GBP 100 126
2.88%, 10/30/2030
(j)
$ 137 129
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041
(j)
910 672
Secured Overnight Financing Rate + 2.53%
3.90%, 07/22/2032
(j)
EUR 100 116
3 Month Euro Interbank Offered Rate +
1.22%
3.90%, 05/01/2045 $ 100 76
4.08%, 09/15/2029
(j)
853 840
Secured Overnight Financing Rate + 0.88%
4.15%, 01/24/2029 100 99
4.48%, 04/04/2031
(j)
200 197
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.75%, 12/07/2046 187 153
4.84%, 05/20/2032
(j)
988 975
Secured Overnight Financing Rate + 0.97%
4.89%, 09/15/2036
(j)
50 48
Secured Overnight Financing Rate + 1.34%
5.50%, 01/23/2035
(j)
323 324
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(j)
100 101
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(j)
200 203
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 927 864
6.13%, 06/15/2031
(h),(j)
2,800 2,798
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%
Wells Fargo Bank NA
6.60%, 01/15/2038 250 266
Western Alliance Bank
6.54%, 11/15/2035
(j)
740 730
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Westpac Banking Corp
2.96%, 11/16/2040 50 36
3.02%, 11/18/2036
(j)
100 89
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.30%, 06/19/2030 AUD 100 68
5.14%, 02/12/2031 100 70
5.46%, 11/18/2027 $ 200 203
Zions Bancorp NA
6.82%, 11/19/2035
(j)
1,042 1,078
Secured Overnight Financing Rate + 2.83%
$ 238,087
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0 .28%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 $ 100 $ 95
4.90%, 02/01/2046 902 789
Anheuser-Busch InBev SA/NV
2.88%, 04/02/2032 EUR 100 111
Anheuser-Busch InBev Worldwide Inc
5.00%, 06/15/2034 $ 100 99
5.45%, 01/23/2039 100 99
5.80%, 01/23/2059 100 97
CCEP Finance Ireland DAC
1.50%, 05/06/2041 EUR 100 82
Coca-Cola Co/The
1.65%, 06/01/2030 $ 200 179
2.50%, 03/15/2051 50 28
5.20%, 01/14/2055 50 45
Constellation Brands Inc
4.85%, 05/06/2031 367 364
4.90%, 05/01/2033 50 49
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 109
2.75%, 06/08/2038 GBP 100 98
Heineken NV
1.75%, 03/17/2031 EUR 100 107
3.51%, 05/03/2034 100 113
JDE Peet's NV
0.63%, 02/09/2028 100 111
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 68
Maple Parent Holdings Corp
5.70%, 03/26/2036
(i)
452 449
6.63%, 03/26/2056
(i)
594 600
Molson Coors Beverage Co
5.50%, 07/08/2036 345 339
PepsiCo Inc
3.00%, 10/15/2027 100 99
3.38%, 07/29/2049 200 137
3.60%, 02/18/2028 327 323
3.70%, 02/11/2038 EUR 100 111
4.45%, 02/07/2028 $ 486 487
4.65%, 07/23/2032 427 424
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 109
$ 5,721
Biotechnology - 0 .33%
Amgen Inc
3.15%, 02/21/2040 $ 824 623
4.20%, 02/19/2031 327 317
4.40%, 05/01/2045 162 132
4.40%, 02/22/2062 50 37
4.66%, 06/15/2051 200 162
5.15%, 03/02/2028 426 429
5.25%, 03/02/2033 200 200
5.60%, 03/02/2043 50 48
5.65%, 03/02/2053 336 312
5.75%, 03/02/2063 321 296
Baxalta Inc
5.25%, 06/23/2045 75 68
Biogen Inc
3.15%, 05/01/2050 100 62
BioMarin Pharmaceutical Inc
5.50%, 02/15/2034
(i)
1,500 1,463
CSL Finance PLC
4.63%, 04/27/2042
(i)
50 43
Gilead Sciences Inc
4.15%, 03/01/2047 150 118
4.80%, 11/15/2029 474 476
4.90%, 05/20/2034 464 455

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc (continued)
5.10%, 06/15/2035 $ 315 $ 312
5.25%, 10/15/2033 100 101
Royalty Pharma PLC
2.15%, 09/02/2031 777 677
3.35%, 09/02/2051 100 64
5.15%, 09/02/2029 275 277
$ 6,672
Building Materials - 0 .55%
Amrize Finance US LLC
7.13%, 07/15/2036 50 56
Carlisle Cos Inc
2.20%, 03/01/2032 100 85
Carrier Global Corp
3.58%, 04/05/2050 100 69
4.13%, 05/29/2028 EUR 100 117
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.75%, 05/21/2030 $ 800 840
CRH SMW Finance DAC
4.25%, 07/11/2035 EUR 100 116
5.13%, 01/09/2030 $ 200 201
5.20%, 05/21/2029 917 925
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.75%, 07/15/2031
(i)
1,580 1,620
Heidelberg Materials Finance Luxembourg SA
3.00%, 07/10/2030 EUR 100 113
Johnson Controls International plc
4.25%, 05/23/2035 100 118
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 $ 1,800 1,809
Martin Marietta Materials Inc
2.40%, 07/15/2031 100 88
Owens Corning
5.50%, 06/15/2027 269 271
Quikrete Holdings Inc
6.38%, 03/01/2032
(i)
890 901
6.75%, 03/01/2033
(i)
1,440 1,459
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
2,125 2,122
Trane Technologies Financing Ltd
3.80%, 03/21/2029 50 49
Vulcan Materials Co
3.50%, 06/01/2030 100 95
$ 11,054
Chemicals - 1 .04%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 100
Air Products and Chemicals Inc
3.25%, 06/16/2032 100 112
Akzo Nobel NV
2.00%, 03/28/2032 100 105
Braskem Idesa SAPI
0.00%, 11/15/2029
(d)
$ 1,950 1,287
0.00%, 02/20/2032
(d)
1,000 653
Celanese US Holdings LLC
6.75%, 04/15/2033 2,410 2,457
CF Industries Inc
5.38%, 03/15/2044 768 703
Dangote Fertiliser Ltd
7.75%, 05/05/2031
(i)
2,325 2,332
7.75%, 05/05/2031 325 326
Dow Chemical Co/The
4.80%, 01/15/2031 100 98
4.80%, 05/15/2049 100 77
DSM BV
3.00%, 02/25/2031 EUR 100 113
DuPont de Nemours Inc
5.32%, 11/15/2038 $ 30 29
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Eastman Chemical Co
4.50%, 02/20/2031 $ 450 $ 437
5.75%, 03/08/2033 535 544
Ecolab Inc
2.70%, 12/15/2051 684 396
3.95%, 12/01/2047 100 76
4.60%, 06/15/2029 1,123 1,120
International Flavors & Fragrances Inc
4.38%, 06/01/2047 75 59
Linde PLC
0.38%, 09/30/2033 EUR 100 92
2.63%, 02/18/2029 100 114
LYB International Finance BV
4.88%, 03/15/2044 $ 50 41
LYB International Finance III LLC
5.13%, 01/15/2031 50 49
6.15%, 05/15/2035 50 51
Mosaic Co/The
4.35%, 01/15/2029 100 99
Nutrien Ltd
2.95%, 05/13/2030 150 140
4.85%, 05/29/2031 353 350
Olympus Water US Holding Corp
6.75%, 08/01/2032
(i)
470 457
7.25%, 02/15/2033
(i)
3,100 3,037
PPG Industries Inc
4.38%, 03/15/2031 658 642
Qnity Electronics Inc
6.25%, 08/15/2033
(i)
1,575 1,582
Sasol Financing USA LLC
8.75%, 04/10/2033
(i)
850 886
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 86
Stonepeak Motion Holdco Ltd / Stonepeak Motion
Finco LLC
6.13%, 07/15/2033
(i)
1,900 1,890
Westlake Corp
2.88%, 08/15/2041 100 67
3.38%, 08/15/2061 638 358
Yara International ASA
4.75%, 06/01/2028
(i)
100 100
$ 21,065
Coal - 0 .22%
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
4,775 4,554
Commercial Mortgage Backed Securities - 1 .13%
Bayview Commercial Asset Trust 2005-3
4.32%, 11/25/2035
(i)
421 411
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
4.44%, 11/25/2035
(i)
323 318
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Bayview Commercial Asset Trust 2006-2
4.18%, 07/25/2036
(i)
295 287
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2006-3
4.21%, 10/25/2036
(i)
77 75
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.49%
Bayview Commercial Asset Trust 2006-4
4.18%, 12/25/2036
(i)
471 456
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Bayview Commercial Asset Trust 2007-4
4.51%, 09/25/2037
(i)
$ 459 $ 436
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.79%
Bayview Commercial Asset Trust 2008-2
7.59%, 04/25/2038
(i)
403 400
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.86%
BBCMS 2018-CHRS Mortgage Trust
4.41%, 08/05/2038
(i),(k)
300 276
BBCMS 2018-TALL Mortgage Trust
4.60%, 03/15/2037
(i)
1,470 1,389
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 390 361
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053 2,320 2,039
Benchmark 2022-B32 Mortgage Trust
3.00%, 01/15/2055
(k)
568 498
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(k)
2,831 2,590
BX Commercial Mortgage Trust 2020-VIV2
3.54%, 03/09/2044
(i),(k)
200 185
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(i)
1,500 1,380
BX Trust 2019-OC11
3.94%, 12/09/2041
(i),(k)
1,750 1,647
COMM 2024-277P Mortgage Trust
6.34%, 08/10/2044
(i)
1,484 1,526
ESTN Trust 2026-TOWN
5.36%, 05/12/2046
(i),(k)
635 629
First Citizens Loan Trust 2026-SBA1
5.68%, 05/27/2053
(i)
593 587
FRESB 2019-SB63 Mortgage Trust
1.60%, 04/25/2039
(k),(o)
8,057 175
FRESB 2020-SB76 Mortgage Trust
0.00%, 05/25/2030
(d),(k),(o)
4,902 115
FRESB 2020-SB77 Mortgage Trust
0.57%, 06/25/2040
(k),(o)
21,458 749
Grace Trust 2020-GRCE
2.35%, 12/10/2040
(i)
1,072 950
GSMS Trust 2026-DAWN
5.63%, 04/10/2043
(i),(k)
179 177
Harvest Commercial Capital Loan Trust 2019-1
4.64%, 09/25/2046
(i),(k)
2,000 1,932
Harvest Commercial Capital Loan Trust 2020-1
5.96%, 04/25/2052
(i),(k)
270 261
Houston Galleria Mall Trust 2025-HGLR
5.64%, 02/05/2045
(i),(k)
364 365
JP Morgan Chase Commercial Mortgage Securities
Trust 2024-OMNI
5.99%, 10/05/2039
(i),(k)
1,007 1,012
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(i)
1,400 1,255
NYC Commercial Mortgage Trust 2026-1PARK
4.96%, 02/15/2043
(i)
257 257
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
ROCK Trust 2024-CNTR
5.39%, 11/13/2041
(i)
225 226
$ 22,964
Commercial Services - 2 .81%
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 2,628 2,425
ADT Security Corp/The
5.88%, 10/15/2033
(i)
450 436
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
AMN Healthcare Inc
6.50%, 01/15/2031
(i)
$ 2,470 $ 2,470
APi Group DE Inc
5.75%, 06/01/2034
(i)
1,750 1,713
APRR SA
1.25%, 01/18/2028 EUR 100 112
Ashtead Capital Inc
4.25%, 11/01/2029
(i)
$ 200 194
Automatic Data Processing Inc
5.00%, 05/07/2036 565 550
Autoroutes du Sud de la France SA
2.75%, 09/02/2032 EUR 100 109
Autostrade per l'Italia SpA
5.13%, 06/14/2033 100 122
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
8.25%, 01/15/2030
(i)
$ 760 771
8.38%, 06/15/2032
(i)
1,090 1,085
Block Financial LLC
3.88%, 08/15/2030 100 94
Carrix Inc
6.13%, 08/01/2033
(i)
1,600 1,593
CompoSecure Holdings LLC
5.63%, 02/01/2033
(i)
1,925 1,850
Duke University
2.76%, 10/01/2050 50 30
EquipmentShare.com Inc
7.13%, 07/01/2034
(i)
1,275 1,218
ERAC USA Finance LLC
4.70%, 04/30/2031
(i)
100 99
4.90%, 05/01/2033
(i)
100 98
5.25%, 04/30/2036
(i)
1,051 1,028
Experian Finance US Inc
5.35%, 08/24/2036
(i)
409 397
Ford Foundation/The
2.82%, 06/01/2070 730 387
Global Payments Inc
2.90%, 11/15/2031 100 87
4.50%, 11/15/2028 100 99
4.88%, 11/15/2030 50 49
5.20%, 11/15/2032 425 410
5.55%, 11/15/2035 533 508
Herc Holdings Inc
6.00%, 03/15/2034
(i)
3,075 3,015
Massachusetts Institute of Technology
3.07%, 04/01/2052 100 64
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 1,425 1,455
Moody's Corp
2.75%, 08/19/2041 100 69
Motability Operations Group PLC
2.13%, 01/18/2042 GBP 100 77
3.63%, 07/24/2029 EUR 100 116
PayPal Holdings Inc
5.05%, 06/01/2052 $ 50 42
President and Fellows of Harvard College
3.75%, 11/15/2052 50 36
PROG Holdings Inc
6.00%, 11/15/2029
(i)
3,175 3,104
Quanta Services Inc
2.35%, 01/15/2032 459 399
2.90%, 10/01/2030 50 46
3.05%, 10/01/2041 399 285
5.10%, 08/09/2035 316 307
Raven Acquisition Holdings LLC
6.88%, 11/15/2031
(i)
4,230 4,115
RELX Finance BV
0.50%, 03/10/2028 EUR 100 111

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
S&P Global Inc
2.95%, 03/01/2029 $ 486 $ 466
3.70%, 03/01/2052 100 70
4.25%, 01/15/2031
(i)
296 288
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(i)
6,225 6,234
Sunbelt Rentals Holdings Inc
5.65%, 08/12/2036
(i)
190 187
Thomas Jefferson University
3.85%, 11/01/2057 50 34
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 113
4.56%, 11/14/2028 CAD 57 41
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 63
Triton Container International Ltd
3.15%, 06/15/2031
(i)
$ 1,571 1,410
Triton Container International Ltd / TAL
International Container Corp
3.25%, 03/15/2032 459 407
5.15%, 02/15/2033 678 656
University of Miami
4.06%, 04/01/2052 50 37
University of Southern California
4.98%, 10/01/2053 50 44
Upbound Group Inc
6.38%, 02/15/2029
(i)
4,075 4,045
Verisk Analytics Inc
4.45%, 03/15/2031 572 555
VT Topco Inc
8.50%, 08/15/2030
(i)
3,220 3,289
Wand NewCo 3 Inc
7.63%, 01/30/2032
(i)
2,045 2,100
WEX Inc
6.50%, 03/15/2033
(i)
5,566 5,530
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 104
$ 56,848
Computers - 0 .99%
Accenture Capital Inc
4.50%, 10/04/2034 $ 321 302
4.75%, 07/10/2029 383 383
Amentum Holdings Inc
7.25%, 08/01/2032
(i)
3,100 3,185
Apple Inc
1.38%, 05/24/2029 EUR 100 111
1.40%, 08/05/2028 $ 1,071 1,012
2.65%, 05/11/2050 782 454
2.70%, 08/05/2051 287 166
2.85%, 08/05/2061 200 108
3.35%, 08/08/2032 200 187
3.95%, 08/08/2052 100 73
4.15%, 05/10/2030 100 99
4.38%, 05/13/2045 441 366
4.45%, 05/06/2044 50 43
Booz Allen Hamilton Inc
4.00%, 07/01/2029
(i)
418 403
5.38%, 01/30/2030
(p)
558 558
5.95%, 08/04/2033 50 50
5.95%, 04/15/2035 896 880
CACI International Inc
6.38%, 06/15/2033
(i)
800 806
Capgemini SE
2.00%, 04/15/2029 EUR 100 111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 702 $ 514
4.35%, 02/01/2030 525 514
4.75%, 04/01/2028 688 689
4.75%, 07/15/2031 242 238
5.10%, 02/15/2036 50 48
5.25%, 02/01/2028 100 101
5.75%, 02/01/2033 150 153
8.10%, 07/15/2036 586 679
DXC Technology Co
2.38%, 09/15/2028 50 47
Everforth Inc
4.63%, 05/15/2028
(i)
2,075 1,981
Fortress Intermediate 3 Inc
7.50%, 06/01/2031
(i)
1,150 1,170
Gartner Inc
4.95%, 03/20/2031 50 48
Hewlett Packard Enterprise Co
4.60%, 03/23/2029 335 333
5.25%, 07/01/2028 100 101
5.25%, 04/01/2033 458 453
5.60%, 10/15/2054 50 44
HP Inc
5.50%, 01/15/2033 100 101
IBM International Capital Pte Ltd
4.75%, 02/05/2031 885 874
Insight Enterprises Inc
6.63%, 05/15/2032
(i)
1,425 1,433
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 106
4.25%, 05/15/2049 $ 100 72
4.60%, 02/03/2033 707 678
5.10%, 02/06/2053 100 81
5.20%, 02/10/2035 100 97
Kyndryl Holdings Inc
3.15%, 10/15/2031 58 48
4.10%, 10/15/2041 50 35
Leidos Inc
5.50%, 03/15/2035 50 49
Teleperformance SE
4.25%, 01/21/2030 EUR 100 116
$ 20,100
Consumer Products - 0 .01%
Kimberly-Clark Corp
2.00%, 11/02/2031 $ 100 87
Reckitt Benckiser Treasury Services PLC
2.63%, 09/10/2028 EUR 100 114
$ 201
Cosmetics & Personal Care - 0 .16%
Haleon Netherlands Capital BV
2.13%, 03/29/2034 100 102
Haleon US Capital LLC
4.00%, 03/24/2052 $ 775 577
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(g)
15,607 —
Kenvue Inc
4.85%, 05/22/2032 439 436
5.10%, 03/22/2043 100 92
L'Oreal SA
2.75%, 11/19/2030 EUR 100 113
Prestige Brands Inc
3.75%, 04/01/2031
(i)
$ 300 275
6.25%, 07/15/2034
(i)
1,325 1,329
Procter & Gamble Co/The
4.05%, 01/26/2033 200 193
Unilever Capital Corp
5.00%, 12/08/2033 100 100

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 100 $ 107
$ 3,324
Credit Card Asset Backed Securities - 0 .06%
American Express Credit Account Master Trust
4.65%, 07/15/2029 $ 1,305 1,310
Distribution & Wholesale - 0 .17%
Resideo Funding II LLC
6.50%, 07/15/2032
(i)
3,350 3,351
Diversified Financial Services - 2 .66%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.85%, 10/29/2041 150 117
Ally Financial Inc
6.18%, 07/26/2035
(j)
100 100
Secured Overnight Financing Rate + 2.29%
6.70%, 02/14/2033 2,200 2,243
American Express Co
3.43%, 05/20/2032
(j)
EUR 100 114
3 Month Euro Interbank Offered Rate +
1.10%
4.44%, 05/03/2030
(j)
$ 782 774
Secured Overnight Financing Rate + 0.81%
4.92%, 07/20/2033
(j)
287 283
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031
(j)
100 100
Secured Overnight Financing Rate + 1.02%
5.10%, 02/16/2028
(j)
524 526
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(j)
150 152
Secured Overnight Financing Rate + 1.28%
5.44%, 01/30/2036
(j)
100 100
Secured Overnight Financing Rate + 1.32%
Apollo Global Management Inc
6.00%, 12/15/2054
(j)
50 48
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Aviation Capital Group LLC
6.25%, 04/15/2028
(i)
100 102
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(i)
200 194
Azorra Finance Ltd
7.75%, 04/15/2030
(i)
3,625 3,752
Blackstone Holdings Finance Co LLC
3.50%, 06/01/2034 EUR 100 111
Blue Owl Finance LLC
3.13%, 06/10/2031 $ 100 87
Bread Financial Holdings Inc
6.75%, 05/15/2031
(i)
425 433
8.38%, 06/15/2035
(i),(j)
1,850 1,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
Brookfield Asset Management Ltd
4.65%, 11/15/2030 50 49
4.83%, 04/15/2031 100 98
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(i)
3,175 3,095
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 109
3.80%, 01/31/2028 $ 100 99
4.49%, 09/11/2031
(j)
100 97
Secured Overnight Financing Rate + 1.25%
5.88%, 07/26/2035
(j)
100 101
Secured Overnight Financing Rate + 1.99%
Champions Financing Inc
8.75%, 02/15/2029
(i)
1,575 1,559
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
5.64%, 05/19/2029
(j)
$ 100 $ 102
Secured Overnight Financing Rate + 2.21%
6.10%, 06/01/2031
(h),(j)
3,700 3,650
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
6.14%, 08/24/2034
(j)
100 104
Secured Overnight Financing Rate + 2.01%
Credit Acceptance Corp
9.25%, 12/15/2028
(i)
2,725 2,821
Equitable America Global Funding
3.95%, 09/15/2027
(i)
50 50
4.30%, 12/15/2028
(i)
422 417
Euronext NV
2.63%, 11/26/2028 EUR 100 114
Focus Financial Partners LLC
6.75%, 09/15/2031
(i)
$ 3,770 3,746
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(i)
1,000 964
Gabx Leasing LLC
4.63%, 04/15/2031
(i)
312 305
Intercontinental Exchange Inc
1.85%, 09/15/2032 100 83
3.00%, 09/15/2060 100 55
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(i)
1,400 1,393
6.75%, 05/01/2033
(i)
3,580 3,649
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 87
5.50%, 02/15/2036 50 47
Lazard Group LLC
4.38%, 03/11/2029 100 99
LPL Holdings Inc
5.75%, 06/15/2035 50 49
Lseg Netherlands BV
0.25%, 04/06/2028 EUR 100 110
Mastercard Inc
1.90%, 03/15/2031 $ 100 88
4.35%, 01/15/2032 305 297
Nasdaq Inc
5.35%, 06/28/2028 100 101
Nomura Holdings Inc
5.00%, 06/29/2029 313 313
5.17%, 07/14/2031 200 198
7.00%, 07/15/2030
(h),(j),(m)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
OneMain Finance Corp
4.00%, 09/15/2030 400 367
7.13%, 11/15/2031 875 887
7.50%, 05/15/2031 1,925 1,973
7.88%, 03/15/2030 1,500 1,553
ORIX Corp
2.25%, 03/09/2031 100 88
5.20%, 09/13/2032 50 50
Osaic Holdings Inc
8.00%, 08/01/2033
(i)
890 903
Raymond James Financial Inc
4.65%, 04/01/2030 100 99
Rfna LP
7.88%, 02/15/2030
(i)
2,675 2,674
Rocket Cos Inc
6.38%, 08/01/2033
(i)
1,100 1,107
6.50%, 08/01/2029
(i)
1,600 1,621
7.13%, 02/01/2032
(i)
575 589
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 68

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Stonex Escrow Issuer LLC
6.88%, 07/15/2032
(i)
$ 2,525 $ 2,563
StoneX Group Inc
7.88%, 03/01/2031
(i)
1,350 1,406
Sumisho Air Lease Corp
5.30%, 02/01/2028 150 151
Synchrony Financial
2.88%, 10/28/2031 100 88
5.15%, 03/19/2029 258 257
5.45%, 10/15/2030
(j)
287 287
Secured Overnight Financing Rate + 1.35%
7.25%, 02/02/2033 463 476
USAA Capital Corp
4.38%, 06/01/2028
(i)
625 623
Visa Inc
2.05%, 04/15/2030 100 91
3.65%, 09/15/2047 100 74
4.40%, 02/12/2033 362 352
Voya Financial Inc
5.00%, 09/20/2034 75 72
$ 53,822
Electric - 3 .19%
AES Corp/The
2.45%, 01/15/2031 104 92
5.20%, 07/15/2029 292 292
Alabama Power Co
3.00%, 03/15/2052 150 91
4.30%, 03/15/2031 50 49
AltaLink LP
4.87%, 11/15/2040 CAD 100 71
Ameren Illinois Co
3.85%, 09/01/2032 $ 100 94
American Electric Power Co Inc
5.80%, 03/15/2056 450 442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
6.05%, 03/15/2056
(j)
600 590
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(j)
600 631
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(j)
800 826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Amprion GmbH
4.13%, 09/07/2034 EUR 100 116
Appalachian Power Co
4.50%, 03/01/2049 $ 100 79
7.00%, 04/01/2038 100 110
Arizona Public Service Co
4.50%, 04/01/2042 100 84
AusNet Services Holdings Pty Ltd
2.60%, 07/31/2029 AUD 100 65
Avangrid Inc
3.80%, 06/01/2029 $ 100 97
Baltimore Gas and Electric Co
5.40%, 06/01/2053 50 45
Black Hills Corp
4.55%, 01/31/2031 50 49
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 77
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 77
Bruce Power LP
4.70%, 12/21/2027 100 73
Capital Power Corp
4.23%, 01/14/2033 50 35
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/2035 $ 50 $ 49
CenterPoint Energy Inc
6.85%, 02/15/2055
(j)
50 52
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
CMS Energy Corp
4.75%, 06/01/2050 659 641
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.23%
Comision Federal de Electricidad
5.00%, 09/29/2036 809 757
Commonwealth Edison Co
3.80%, 10/01/2042 100 78
Connecticut Light and Power Co/The
4.95%, 08/15/2034 100 97
Consolidated Edison Co of New York Inc
4.13%, 05/15/2049 464 349
4.45%, 03/15/2044 241 199
4.50%, 12/01/2045 348 284
4.50%, 05/15/2058 50 38
4.63%, 12/01/2054 100 79
5.88%, 06/15/2056 595 566
Constellation Energy Generation LLC
3.75%, 03/01/2031 100 95
5.80%, 03/01/2033 100 103
Consumers Energy Co
3.60%, 08/15/2032 100 93
4.90%, 02/15/2029 100 101
6.10%, 08/15/2056
(p)
210 209
COX Asset Mexico SA de CV
7.13%, 01/08/2032
(i)
1,700 1,691
Dominion Energy Inc
3.38%, 04/01/2030 100 95
5.25%, 08/01/2033 660 660
5.35%, 06/15/2036 569 554
6.25%, 12/15/2056
(j)
75 74
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
6.63%, 05/15/2055 2,050 2,065
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
7.00%, 06/01/2054
(j)
300 313
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
DTE Electric Co
4.05%, 05/15/2048 100 76
DTE Energy Co
4.88%, 06/01/2028 439 440
6.20%, 07/01/2058
(j)
600 598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%
Duke Energy Carolinas LLC
3.55%, 03/15/2052 266 179
5.25%, 03/15/2035 100 99
5.40%, 01/15/2054 169 153
Duke Energy Corp
3.75%, 09/01/2046 50 36
5.00%, 12/08/2027 100 101
5.80%, 06/15/2054 345 318
6.45%, 09/01/2054
(j)
50 51
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Duke Energy Florida LLC
5.95%, 11/15/2052 227 221

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Indiana LLC
3.25%, 10/01/2049 $ 100 $ 65
4.95%, 03/15/2036 246 237
5.40%, 04/01/2053 50 45
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 46
5.65%, 04/01/2053 183 170
Duke Energy Progress LLC
4.00%, 04/01/2052 351 255
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(i)
100 89
E.ON International Finance BV
5.88%, 10/30/2037 GBP 50 65
E.ON SE
3.13%, 03/05/2030 EUR 100 114
3.50%, 10/26/2037 100 107
Eastern European Electric Co BV
6.50%, 05/15/2030
(i)
825 983
6.50%, 05/15/2030 250 298
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 99
EDP Finance BV
3.88%, 03/11/2030 EUR 100 117
Electricite de France SA
9.13%, 03/15/2033
(h),(j)
$ 1,700 1,968
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Emera US Finance LLC
5.20%, 04/01/2033 342 335
Emera US Finance LP
2.64%, 06/15/2031 100 89
4.75%, 06/15/2046 517 423
ENEL Finance International NV
3.50%, 04/06/2028
(i)
347 340
4.50%, 02/20/2043 EUR 100 114
4.75%, 05/25/2047
(i)
$ 283 228
5.13%, 06/26/2029
(i)
275 277
6.80%, 09/15/2037
(i)
100 107
Enel SpA
4.25%, 01/14/2030
(h),(j)
EUR 100 114
Euribor Swap Rate 5 Year + 2.01%
Energo - Pro as
6.45%, 04/15/2031 1,100 1,267
8.00%, 05/27/2030 100 121
8.00%, 05/27/2030
(i)
1,500 1,815
Engie SA
2.13%, 03/30/2032 200 213
4.25%, 01/11/2043 100 109
Entergy Arkansas LLC
4.20%, 04/01/2049 $ 100 76
Entergy Corp
6.10%, 06/15/2056
(j)
1,900 1,867
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
Entergy Louisiana LLC
2.35%, 06/15/2032 100 87
Entergy Mississippi LLC
3.85%, 06/01/2049 275 197
Entergy Texas Inc
4.50%, 03/30/2039 1,047 927
5.55%, 09/15/2054 50 46
Eurogrid GmbH
0.74%, 04/21/2033 EUR 100 94
EUSHI Finance Inc
6.25%, 04/01/2056
(j)
$ 400 395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Evergy Metro Inc
4.20%, 06/15/2047 $ 100 $ 78
Evergy Missouri West Inc
4.70%, 05/21/2029
(i)
282 281
Eversource Energy
3.45%, 01/15/2050 100 66
Exelon Corp
4.10%, 03/15/2052 100 73
6.50%, 03/15/2055
(j)
100 102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Corp
2.65%, 03/01/2030 100 92
3.40%, 03/01/2050 50 32
4.85%, 07/15/2047 435 363
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(i)
702 707
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
854 681
Florida Power & Light Co
3.99%, 03/01/2049 50 37
4.05%, 10/01/2044 100 79
5.15%, 06/15/2029 580 588
5.30%, 06/15/2034 150 150
5.60%, 02/15/2066 251 228
5.70%, 03/15/2055 50 47
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 64
Georgia Power Co
3.25%, 03/15/2051 $ 704 451
Guermat Elektrik Ueretim AS
10.75%, 05/21/2035
(i)
2,025 2,002
Hydro One Inc
3.63%, 06/25/2049 CAD 100 57
4.25%, 01/04/2035 100 71
Iberdrola Finanzas SA
4.88%, 04/25/2028
(h),(j)
EUR 100 117
EUR Swap Annual (VS 6 Month) 5 Year +
2.26%
Iberdrola International BV
6.75%, 07/15/2036 $ 25 27
Indianapolis Power & Light Co
5.70%, 04/01/2054
(i)
50 47
Interstate Power and Light Co
3.50%, 09/30/2049 497 337
ITC Holdings Corp
3.35%, 11/15/2027 100 98
Kentucky Power Co
7.00%, 11/15/2033
(i)
840 892
Kentucky Utilities Co
5.13%, 11/01/2040 100 93
5.85%, 08/15/2055 184 176
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
352 313
MidAmerican Energy Co
5.35%, 01/15/2034 50 50
5.85%, 09/15/2054 50 48
Narragansett Electric Co/The
5.35%, 05/01/2034
(i)
400 399
National Grid PLC
0.55%, 09/18/2029 EUR 100 105
National Rural Utilities Cooperative Finance Corp
3.95%, 12/10/2027 $ 339 337
4.05%, 02/09/2029 100 98
4.15%, 08/25/2028 208 206
4.40%, 05/11/2029 836 829
4.75%, 02/07/2028 213 214

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 $ 66
Nevada Power Co
3.13%, 08/01/2050 $ 100 63
New England Power Co
3.80%, 12/05/2047
(i)
50 36
New York State Electric & Gas Corp
5.85%, 08/15/2033
(i)
391 402
NextEra Energy Capital Holdings Inc
4.00%, 05/15/2056
(j)
EUR 100 112
Euribor Swap Rate 5 Year + 1.59%
5.65%, 05/01/2079
(j)
$ 100 99
3 Month USD LIBOR + 3.16%
6.20%, 10/01/2056
(j)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.77%
6.63%, 10/01/2066
(j)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.69%
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(i)
50 46
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 51
NRG Energy Inc
4.96%, 04/30/2031
(i)
$ 373 365
5.88%, 05/15/2034
(i)
1,025 1,006
6.13%, 05/15/2036
(i)
1,400 1,382
7.00%, 03/15/2033
(i)
50 53
Oglethorpe Power Corp
5.90%, 02/01/2055 50 47
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 100 95
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 70
4.15%, 06/01/2032 377 361
5.75%, 03/15/2029 100 102
Pacific Gas and Electric Co
3.30%, 08/01/2040 100 73
3.95%, 12/01/2047 304 214
4.30%, 03/15/2045 789 600
4.95%, 07/01/2050 638 515
5.00%, 06/04/2028 50 50
6.10%, 01/15/2029 75 77
6.10%, 10/15/2055 773 721
6.75%, 01/15/2053 100 101
PacifiCorp
3.30%, 03/15/2051 593 363
4.10%, 02/01/2042 100 78
PPL Capital Funding Inc
5.25%, 09/01/2034 206 203
Public Service Co of Colorado
1.90%, 01/15/2031 100 88
2.70%, 01/15/2051 1,313 748
3.70%, 06/15/2028 462 456
4.10%, 06/15/2048 618 472
5.15%, 09/15/2035 50 49
Public Service Co of Oklahoma
2.20%, 08/15/2031 559 486
5.45%, 01/15/2036 50 49
Public Service Electric and Gas Co
4.85%, 08/01/2034 100 97
5.63%, 01/01/2056 50 47
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 88
Puget Energy Inc
4.10%, 06/15/2030 50 48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Puget Sound Energy Inc
5.60%, 09/15/2055 $ 50 $ 46
5.69%, 06/15/2054 333 314
RWE AG
2.75%, 05/24/2030 EUR 50 57
4.13%, 02/13/2035 50 58
RWE Finance US LLC
5.88%, 09/18/2055
(i)
$ 670 616
6.25%, 04/16/2054
(i)
826 801
Saavi Energia Sarl
8.88%, 02/10/2035
(i)
2,575 2,783
San Diego Gas & Electric Co
4.95%, 08/15/2028 50 50
5.40%, 04/15/2035 50 50
Sempra
5.25%, 03/15/2036 457 441
6.55%, 04/01/2055
(j)
50 50
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
3.60%, 02/01/2045 100 69
5.45%, 06/01/2052 75 65
5.88%, 12/01/2053 266 243
5.95%, 11/01/2032 100 103
6.20%, 09/15/2055 356 339
Southern Co/The
4.85%, 06/15/2028 100 100
6.38%, 03/15/2055
(j)
50 51
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
Southwestern Electric Power Co
5.90%, 04/01/2056 784 735
Southwestern Public Service Co
5.88%, 08/15/2056 736 698
6.00%, 06/01/2054 50 48
SSE PLC
4.00%, 01/21/2028
(h),(j)
EUR 100 115
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Terna - Rete Elettrica Nazionale
0.38%, 06/23/2029 100 106
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(i)
$ 321 320
Union Electric Co
3.25%, 10/01/2049 100 65
3.90%, 04/01/2052 336 242
Virginia Electric and Power Co
2.40%, 03/30/2032 100 87
4.60%, 12/01/2048 50 41
5.05%, 08/15/2034 100 98
Vistra Operations Co LLC
4.30%, 10/15/2028
(i)
532 524
4.55%, 10/30/2028
(i)
100 99
5.55%, 04/30/2036
(i)
913 889
6.95%, 10/15/2033
(i)
100 106
VoltaGrid LLC
7.38%, 11/01/2030
(i)
2,600 2,613
WEC Energy Group Inc
2.20%, 12/15/2028 100 94
5.63%, 05/15/2056
(j)
300 296
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
Wisconsin Electric Power Co
4.15%, 10/15/2030 100 97
Wisconsin Power and Light Co
3.95%, 09/01/2032 331 312
5.38%, 03/30/2034 100 100

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Xcel Energy Inc
5.45%, 08/15/2033 $ 100 $ 100
$ 64,523
Electrical Components & Equipment - 0 .03%
Schneider Electric SE
3.38%, 04/13/2034 EUR 100 113
WESCO Distribution Inc
5.50%, 04/15/2034
(i)
$ 525 510
$ 623
Electronics - 0 .21%
Allegion US Holding Co Inc
5.41%, 07/01/2032 374 378
5.60%, 05/29/2034 391 393
Amphenol Corp
3.90%, 11/15/2028 393 387
4.63%, 02/15/2036 50 47
Fortive Corp
4.75%, 05/15/2031 695 683
Honeywell International Inc
1.95%, 06/01/2030 100 90
4.50%, 01/15/2034 100 96
Hubbell Inc
5.15%, 06/15/2036 511 497
Keysight Technologies Inc
4.60%, 04/06/2027 100 100
nVent Finance Sarl
2.75%, 11/15/2031 396 350
4.55%, 04/15/2028 150 149
Trimble Inc
6.10%, 03/15/2033 276 284
Vontier Corp
2.40%, 04/01/2028 100 96
2.95%, 04/01/2031 874 789
$ 4,339
Energy - Alternate Sources - 0 .06%
FS Luxembourg Sarl
8.63%, 06/25/2033
(i)
950 904
8.63%, 06/25/2033 400 381
$ 1,285
Engineering & Construction - 1 .15%
Aeroports de Montreal
3.03%, 04/21/2050 CAD 75 40
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(i)
$ 1,975 2,013
Bouygues SA
2.25%, 06/29/2029 EUR 100 112
Brundage-Bone Concrete Pumping Holdings Inc
7.50%, 02/01/2032
(i)
$ 3,750 3,843
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 103
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(i)
$ 50 53
Corp Quiport SA
9.00%, 12/15/2037
(i)
3,050 3,324
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 73
Global Infrastructure Solutions Inc
6.38%, 07/15/2034
(i)
$ 1,350 1,359
Greater Toronto Airports Authority
2.75%, 10/17/2039 CAD 50 29
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 98
HOCHTIEF AG
0.63%, 04/26/2029 100 107
HTA Group Ltd/Mauritius
6.75%, 04/01/2031
(i)
$ 2,825 2,848
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve
Kuzey Cevre Otoyolu Yatirim Ve Isletme A.S.
7.54%, 10/31/2027 $ 2,825 $ 2,852
IHS Holding Ltd
5.63%, 11/29/2026 2,159 2,148
7.88%, 05/29/2030
(i)
1,700 1,743
IHS Mauritius NG Holdco Ltd
8.00%, 09/18/2027
(n)
1,048 1,047
Jacobs Engineering Group Inc
6.35%, 08/18/2028 50 52
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(i)
899 886
MasTec Inc
5.90%, 06/15/2029 369 377
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 118
$ 23,225
Entertainment - 1 .83%
Brightstar Lottery PLC/ Brightstar Global Solutions
Corp
5.75%, 01/15/2033
(i)
$ 1,825 1,761
Caesars Entertainment Inc
4.63%, 10/15/2029
(i)
625 594
6.00%, 10/15/2032
(i)
5,630 4,938
7.00%, 02/15/2030
(i)
3,425 3,436
Cinemark USA Inc
7.00%, 08/01/2032
(i)
1,675 1,717
Flutter Treasury DAC
5.88%, 06/04/2031
(i)
1,750 1,724
Jacobs Entertainment Inc
6.75%, 02/15/2029
(i)
900 883
Light & Wonder International Inc
6.25%, 10/01/2033
(i)
3,785 3,719
7.50%, 09/01/2031
(i)
2,225 2,292
Penn Entertainment Inc
6.75%, 04/01/2031
(i)
2,430 2,439
Pioneer Opco LLC
7.00%, 05/15/2033
(i)
2,050 2,070
Rivers Enterprise Borrower LLC / Rivers Enterprise
Finance Corp
6.63%, 02/01/2033
(i)
3,675 3,698
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(i)
3,150 2,552
Voyager Parent LLC
9.25%, 07/01/2032
(i)
3,643 3,870
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(i)
1,350 1,414
$ 37,107
Environmental Control - 0 .35%
Madison IAQ LLC
5.88%, 06/30/2029
(i)
1,750 1,750
Republic Services Inc
4.75%, 07/15/2031 477 474
5.00%, 04/01/2034 100 99
Waste Connections Inc
2.20%, 01/15/2032 666 579
2.60%, 02/01/2030 50 46
Waste Management Inc
3.15%, 11/15/2027 100 98
4.63%, 02/15/2033 100 98
4.88%, 02/15/2029 581 584
Waste Pro USA Inc
7.00%, 02/01/2033
(i)
3,275 3,319
$ 7,047

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 1 .78%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
5.75%, 03/31/2034
(i)
$ 1,800 $ 1,674
Bimbo Bakeries USA Inc
6.05%, 01/15/2029 200 204
Campbell's Company/The
4.55%, 03/21/2031 100 97
Carrefour SA
2.88%, 12/08/2028 EUR 100 114
Chobani LLC / Chobani Finance Corp Inc
6.38%, 04/15/2034
(i)
$ 300 301
Conagra Brands Inc
4.85%, 11/01/2028 100 100
5.00%, 08/01/2030 50 49
5.40%, 08/01/2031 167 167
7.00%, 10/01/2028 556 579
Fiesta Purchaser Inc
7.88%, 03/01/2031
(i)
1,780 1,781
9.63%, 09/15/2032
(i)
4,500 4,216
Froneri Lux FinCo SARL
4.75%, 08/01/2032
(i)
EUR 2,700 3,020
6.00%, 08/01/2032
(i)
$ 725 709
General Mills Inc
4.20%, 04/17/2028 100 99
Grupo Nutresa SA
7.88%, 10/21/2031
(h),(i),(j)
1,375 1,357
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
7.88%, 10/21/2031
(h),(j)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
8.00%, 05/12/2030
(i)
1,350 1,424
Hormel Foods Corp
1.70%, 06/03/2028 100 95
J M Smucker Co/The
6.20%, 11/15/2033 50 52
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
5.95%, 04/20/2035 150 152
6.50%, 12/01/2052 50 48
Kellanova
7.45%, 04/01/2031 894 986
Kraft Heinz Foods Co
3.75%, 04/01/2030 50 48
4.38%, 06/01/2046 140 108
4.88%, 10/01/2049 170 137
5.20%, 03/15/2032 298 298
5.50%, 06/01/2050 100 88
Kroger Co/The
3.88%, 10/15/2046 172 125
4.65%, 01/15/2048 50 40
5.00%, 09/15/2034 268 260
5.50%, 09/15/2054 544 490
5.65%, 09/15/2064 855 763
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(i)
1,425 1,336
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 74
Mars Inc
3.95%, 04/01/2044
(i)
$ 100 78
4.60%, 03/01/2028
(i)
100 100
4.65%, 04/20/2031
(i)
705 698
4.80%, 03/01/2030
(i)
50 50
5.65%, 05/01/2045
(i)
529 506
5.70%, 05/01/2055
(i)
383 361
McCormick & Co Inc/MD
4.15%, 02/15/2029 100 98
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Metro Inc/CN
4.27%, 12/04/2047 CAD 50 $ 31
Mondelez International Inc
0.25%, 03/17/2028 EUR 100 110
5.13%, 05/06/2035 $ 50 49
Nestle Finance International Ltd
1.25%, 03/29/2031 EUR 100 106
3.50%, 09/23/2038 50 55
3.75%, 03/13/2033 100 118
Nestle Holdings Inc
2.63%, 09/14/2051
(i)
$ 150 88
Performance Food Group Inc
5.63%, 03/01/2034
(i)
3,000 2,910
6.13%, 09/15/2032
(i)
1,075 1,078
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 103
Post Holdings Inc
4.50%, 09/15/2031
(i)
3,425 3,174
6.50%, 03/15/2036
(i)
1,900 1,853
Smithfield Foods Inc
2.63%, 09/13/2031
(i)
100 88
Sysco Corp
4.40%, 07/25/2031 789 762
4.45%, 03/15/2048 541 419
4.50%, 04/01/2046 315 251
6.60%, 04/01/2050 50 51
Tesco Corporate Treasury Services PLC
2.75%, 04/27/2030 GBP 100 124
Tyson Foods Inc
4.95%, 02/20/2036 $ 100 95
US Foods Inc
7.25%, 01/15/2032
(i)
1,271 1,313
Woolworths Group Ltd
5.91%, 11/29/2034 AUD 100 70
$ 35,927
Forest Products & Paper - 0 .07%
Georgia-Pacific LLC
2.30%, 04/30/2030
(i)
$ 100 91
International Paper Co
4.40%, 08/15/2047 75 58
Magnera Corp
4.75%, 11/15/2029
(i)
800 745
7.25%, 11/15/2031
(i)
550 538
Suzano Austria GmbH
3.13%, 01/15/2032 100 88
$ 1,520
Gas - 0 .31%
AltaGas Ltd
3.03%, 11/10/2027 CAD 50 36
7.20%, 10/15/2054
(i),(j)
$ 1,000 1,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
AmeriGas Partners LP / AmeriGas Finance Corp
6.88%, 06/01/2031
(i)
1,800 1,828
APA Infrastructure Ltd
5.13%, 09/16/2034
(i)
50 49
Atmos Energy Corp
1.50%, 01/15/2031 50 43
5.45%, 01/15/2056 50 46
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 133
CU Inc
5.09%, 09/20/2053 CAD 75 53
Enbridge Gas Inc
4.00%, 08/22/2044 100 62
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 111

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Italgas SpA
1.00%, 12/11/2031 EUR 100 $ 101
National Grid North America Inc
3.92%, 06/03/2035 100 113
Naturgy Finance Iberia SA
1.50%, 01/29/2028 100 113
NiSource Inc
5.65%, 02/01/2045 $ 100 94
5.85%, 04/01/2055 173 162
6.38%, 03/31/2055
(j)
1,800 1,827
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.53%
Snam SpA
1.25%, 06/20/2034 EUR 100 95
Southern California Gas Co
5.60%, 04/01/2054 $ 50 46
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 66
Spire Inc
4.60%, 09/01/2031 100 97
Vier Gas Transport GmbH
3.50%, 10/21/2030 EUR 100 115
$ 6,224
Hand & Machine Tools - 0 .04%
Stanley Black & Decker Inc
6.71%, 03/15/2060
(j)
$ 883 874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Healthcare - Products - 0 .52%
Abbott Laboratories
4.75%, 03/15/2038 471 443
4.75%, 04/15/2043 100 89
5.50%, 03/15/2056 393 366
Agilent Technologies Inc
2.30%, 03/12/2031 868 773
2.75%, 09/15/2029 733 690
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 100 112
Baxter International Inc
2.54%, 02/01/2032 $ 100 86
3.95%, 04/01/2030 100 96
5.65%, 12/15/2035 252 246
Boston Scientific Corp
2.65%, 06/01/2030 100 92
DH Europe Finance II Sarl
0.75%, 09/18/2031 EUR 100 100
3.40%, 11/15/2049 $ 100 67
EssilorLuxottica SA
0.50%, 06/05/2028 EUR 100 110
GE HealthCare Technologies Inc
5.50%, 06/15/2035 $ 50 50
5.65%, 11/15/2027 1,055 1,068
Insulet Corp
6.50%, 04/01/2033
(i)
525 532
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 118
Medline Borrower LP
5.25%, 10/01/2029
(i)
$ 525 520
Medtronic Global Holdings SCA
1.63%, 10/15/2050 EUR 100 64
Medtronic Inc
4.38%, 03/15/2035 $ 100 94
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 117
Neogen Food Safety Corp
8.63%, 07/20/2030
(i)
$ 885 926
Solventum Corp
5.90%, 04/30/2054 50 47
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 $ 1,394 $ 952
Stryker Corp
0.75%, 03/01/2029 EUR 100 108
4.85%, 12/08/2028 $ 100 100
5.20%, 02/10/2035 50 50
Teleflex Inc
5.88%, 01/15/2032
(i)
1,250 1,239
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 EUR 100 85
2.04%, 03/07/2036 CHF 50 65
4.47%, 10/07/2032 $ 427 415
5.00%, 01/31/2029 363 367
5.40%, 08/10/2043 100 95
VSP Optical Group Inc
5.40%, 06/01/2033
(i)
262 259
$ 10,541
Healthcare - Services - 2 .69%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
1,325 1,297
5.50%, 07/01/2028
(i)
80 79
7.38%, 03/15/2033
(i)
2,360 2,434
Adventist Health System/West
4.74%, 12/01/2030 50 49
Ascension Health
4.92%, 11/15/2035 50 48
Banner Health
2.34%, 01/01/2030 50 46
Charlotte Buyer Inc
8.00%, 06/30/2031
(i)
2,580 2,608
Cigna Group/The
2.38%, 03/15/2031 403 360
3.40%, 03/15/2050 983 647
3.88%, 10/15/2047 194 141
4.38%, 10/15/2028 296 294
4.80%, 08/15/2038 100 92
4.88%, 09/15/2032 50 49
CommonSpirit Health
4.19%, 10/01/2049 100 75
Concentra Health Services Inc
6.88%, 07/15/2032
(i)
1,075 1,105
DaVita Inc
3.75%, 02/15/2031
(i)
350 323
4.63%, 06/01/2030
(i)
1,525 1,470
6.75%, 07/15/2033
(i)
1,525 1,563
6.88%, 09/01/2032
(i)
525 540
Elevance Health Inc
3.60%, 03/15/2051 150 100
4.55%, 03/01/2048 100 80
5.70%, 09/15/2055 251 232
6.10%, 10/15/2052 60 58
Encompass Health Corp
5.88%, 06/01/2034
(i)
200 198
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 119
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(i)
$ 150 145
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 113
Global Medical Response Inc
7.38%, 10/01/2032
(i)
$ 4,780 4,864
Hackensack Meridian Health Inc
2.88%, 09/01/2050 50 31
HCA Inc
3.38%, 03/15/2029 250 241
3.50%, 09/01/2030 526 496
3.50%, 07/15/2051 639 408
4.50%, 02/15/2027 100 100

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc (continued)
4.63%, 03/15/2052 $ 810 $ 624
5.45%, 04/01/2031 381 386
5.50%, 03/01/2032 440 445
5.75%, 03/01/2035 100 101
6.10%, 04/01/2064 50 47
Health Care Service Corp A Mutual Legal Reserve
Co
5.45%, 06/15/2034
(i)
100 99
Humana Inc
3.13%, 08/15/2029 100 95
4.88%, 04/01/2030 445 442
5.55%, 05/01/2035 50 49
5.75%, 04/15/2054 50 45
5.88%, 03/01/2033 499 507
IQVIA Inc
6.25%, 06/01/2032
(i)
2,375 2,406
Kaiser Foundation Hospitals
4.15%, 05/01/2047 100 79
LifePoint Health Inc
9.88%, 08/15/2030
(i)
200 210
10.00%, 06/01/2032
(i)
4,275 4,104
Lonza Finance International NV
3.25%, 09/04/2030 EUR 100 114
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 $ 50 31
Molina Healthcare Inc
3.88%, 05/15/2032
(i)
1,120 1,002
6.25%, 01/15/2033
(i)
1,010 999
6.50%, 02/15/2031
(i)
320 323
Montefiore Obligated Group
5.25%, 11/01/2048 25 20
National Mentor Holdings Inc
10.50%, 12/15/2030
(i)
4,690 4,946
Providence St Joseph Health Obligated Group
5.37%, 10/01/2032 50 50
Quest Diagnostics Inc
5.00%, 12/15/2034 464 454
Roche Holdings Inc
2.61%, 12/13/2051
(i)
200 114
4.37%, 12/02/2032
(i)
550 534
4.91%, 03/08/2031
(i)
771 773
5.49%, 11/13/2030
(i)
1,721 1,764
Select Medical Corp
6.25%, 12/01/2032
(i),(n)
1,975 1,897
Star Parent Inc
9.00%, 10/01/2030
(i)
1,600 1,680
Surgery Center Holdings Inc
7.25%, 04/15/2032
(i)
6,935 6,957
Tenet Healthcare Corp
5.50%, 11/15/2032
(i)
600 591
UnitedHealth Group Inc
2.88%, 08/15/2029 100 95
3.05%, 05/15/2041 50 37
4.25%, 06/15/2048 765 594
4.75%, 05/15/2052 418 344
4.90%, 04/15/2031 412 412
4.95%, 05/15/2062 227 185
5.05%, 04/15/2053 100 86
5.15%, 07/15/2034 100 99
5.20%, 04/15/2063 100 85
5.30%, 02/15/2030 100 102
5.63%, 07/15/2054 100 93
$ 54,425
Home Builders - 0 .02%
Lennar Corp
5.20%, 07/30/2030 290 291
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Sekisui House US Inc
3.85%, 01/15/2030 $ 100 $ 95
$ 386
Home Equity Asset Backed Securities - 0 .09%
RCKT Mortgage Trust 2026-CES5
5.25%, 05/25/2056
(i),(k)
725 721
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
4.14%, 03/25/2037 1,775 1,161
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
$ 1,882
Insurance - 3 .58%
Acrisure LLC / Acrisure Finance Inc
7.50%, 11/06/2030
(i)
300 290
8.25%, 02/01/2029
(i)
1,825 1,750
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(i)
3,125 3,122
7.38%, 10/01/2032
(i)
2,460 2,474
Allianz SE
4.25%, 07/05/2052
(j)
EUR 100 116
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.25%, 03/30/2033 $ 100 100
American International Group Inc
5.13%, 03/27/2033 100 99
American National Global Funding
5.55%, 01/28/2030
(i)
50 50
AmFam Holdings Inc
2.81%, 03/11/2031
(i)
50 44
AmWINS Group Inc
4.88%, 06/30/2029
(i)
3,225 3,104
Amynta Agency Borrower Inc and Amynta Warranty
Borrower Inc
7.50%, 07/15/2033
(i)
1,700 1,662
Aon Corp / Aon Global Holdings PLC
3.90%, 02/28/2052 100 70
Aon North America Inc
5.30%, 03/01/2031 749 757
Ardonagh Finco Ltd
7.75%, 02/15/2031
(i)
2,190 2,224
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(i)
5,675 5,646
Arthur J Gallagher & Co
4.85%, 12/15/2029 50 50
5.15%, 02/15/2035 100 97
ASR Nederland NV
3.38%, 05/02/2049
(j)
EUR 100 114
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
Assurant Inc
5.55%, 02/15/2036 $ 552 539
Asurion LLC/ Asurion Co-Issuer Inc
8.38%, 02/01/2034
(i)
6,815 6,210
Athene Global Funding
5.32%, 11/13/2031
(i)
840 828
Athene Holding Ltd
6.25%, 04/01/2054 100 89
Aviva PLC
6.88%, 05/20/2058
(j)
GBP 50 68
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(j)
EUR 100 114
3 Month Euro Interbank Offered Rate +
3.20%
3.63%, 01/10/2033 100 116

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 $ 91
2.50%, 01/15/2051 $ 150 83
Brighthouse Financial Inc
4.70%, 06/22/2047 50 33
Brown & Brown Inc
5.65%, 06/11/2034 100 99
Chubb INA Holdings LLC
1.38%, 09/15/2030 100 87
4.65%, 08/15/2029 611 610
6.50%, 05/15/2038 100 109
CNO Global Funding
4.38%, 09/08/2028
(i)
100 99
Corebridge Financial Inc
3.90%, 04/05/2032 100 93
6.38%, 09/15/2054
(j)
1,300 1,276
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(h),(j)
500 511
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
Corebridge Global Funding
5.90%, 09/19/2028
(i)
100 102
CRC Insurance Group LLC
7.13%, 06/01/2031
(i)
2,575 2,570
Credit Agricole Assurances SA
2.00%, 07/17/2030 EUR 100 108
Empower Finance 2020 LP
1.36%, 09/17/2027
(i)
$ 100 96
F&G Global Funding
4.65%, 09/08/2028
(i)
100 99
Fairfax Financial Holdings Ltd
4.23%, 06/14/2029 CAD 100 72
6.00%, 12/07/2033 $ 100 103
Farmers Insurance Exchange
4.75%, 11/01/2057
(i),(j)
50 42
3 Month USD LIBOR + 3.23%
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
150 145
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 69
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(i)
$ 50 40
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(i)
1,775 1,758
8.13%, 02/15/2032
(i)
2,225 2,069
HUB International Ltd
7.38%, 01/31/2032
(i)
810 828
Jackson Financial Inc
5.17%, 06/08/2027 100 100
Jackson National Life Global Funding
4.55%, 09/09/2030
(i)
50 49
Jones Deslauriers Insurance Management Inc
6.88%, 10/01/2033
(i)
3,540 3,334
Legal & General Group PLC
4.50%, 11/01/2050
(j)
GBP 100 128
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(i)
$ 100 67
4.30%, 02/01/2061
(i)
1,070 656
7.80%, 03/07/2087
(i)
2,000 2,156
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 91
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
M&G PLC
5.63%, 10/20/2051
(j)
GBP 100 $ 132
Generic Britain 5 Year Government Bond +
5.00%
Manulife Financial Corp
2.48%, 05/19/2027 $ 100 99
3.98%, 05/23/2035
(j)
CAD 50 36
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
4.99%, 12/11/2035 $ 344 332
Mapfre SA
3.13%, 01/20/2032 EUR 100 112
Markel Group Inc
6.00%, 05/16/2054 $ 50 48
Marsh & McLennan Cos Inc
4.95%, 03/15/2036 100 96
5.40%, 09/15/2033 100 101
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(i)
50 46
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(i),(j)
500 489
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(i),(j)
1,500 1,495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Inc
5.25%, 01/15/2054 100 89
5.85%, 03/15/2056
(j)
500 487
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
9.25%, 04/08/2068
(i)
3,575 4,126
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 1,264 1,593
3 Month USD LIBOR + 15.10%
Metropolitan Life Global Funding I
3.63%, 03/26/2034 EUR 100 113
5.40%, 09/12/2028
(i)
$ 150 152
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(j)
EUR 100 103
3 Month Euro Interbank Offered Rate +
2.55%
Nassau Cos of New York/The
7.88%, 07/15/2030
(i)
$ 3,850 3,623
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(i)
100 73
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 119
New York Life Insurance Co
3.75%, 05/15/2050
(i)
$ 100 70
Nippon Life Insurance Co
4.11%, 01/23/2055
(j)
EUR 100 112
Euribor Swap Rate 5 Year + 2.60%
5.05%, 04/02/2033
(i)
$ 397 392
5.95%, 04/16/2054
(i),(j)
1,000 1,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
6.50%, 04/30/2055
(j)
1,500 1,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
NLG Global Funding
4.35%, 09/15/2030
(i)
75 73
NN Group NV
4.63%, 01/13/2048
(j)
EUR 100 116
3 Month Euro Interbank Offered Rate +
4.95%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(i)
$ 50 $ 32
6.17%, 05/29/2055
(i)
244 240
Pacific Life Global Funding II
5.69%, 04/22/2031 AUD 100 71
Pacific Life Insurance Co
4.30%, 10/24/2067
(i),(j)
$ 50 38
3 Month USD LIBOR + 2.80%
5.95%, 09/15/2055
(i)
280 267
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 126
Pricoa Global Funding I
4.65%, 08/27/2031
(i)
$ 439 431
Protective Life Corp
4.70%, 01/15/2031
(i)
50 49
Prudential Financial Inc
3.70%, 10/01/2050
(j)
100 92
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.94%, 12/07/2049 150 109
5.70%, 09/15/2048
(j)
185 185
3 Month USD LIBOR + 2.67%
Prudential Funding Asia PLC
3.13%, 04/14/2030 100 94
Reinsurance Group of America Inc
3.15%, 06/15/2030 100 93
5.75%, 09/15/2034 50 50
6.65%, 09/15/2055
(j)
1,900 1,895
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sammons Financial Group Inc
6.88%, 04/15/2034
(i)
50 53
SBL Holdings Inc
5.90%, 09/26/2028
(i)
75 73
Sompo Holdings Inc
5.41%, 04/22/2037
(i),(j)
482 463
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
Sun Life Financial Inc
4.14%, 09/13/2037
(j)
CAD 50 35
Canadian Overnight Repo Rate Average
Compounded Index + 1.42%
Swiss Life Finance I AG
3.25%, 08/31/2029 EUR 100 115
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(i),(j)
$ 1,800 1,786
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(i),(j)
200 193
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(i)
100 77
6.05%, 06/15/2056
(i)
409 396
Travelers Cos Inc/The
4.95%, 07/24/2031 837 836
5.35%, 11/01/2040 100 97
Unum Group
5.25%, 12/15/2035 148 142
5.75%, 08/15/2042 50 48
Willis North America Inc
4.50%, 09/15/2028 100 100
$ 72,464
Internet - 0 .68%
Alibaba Group Holding Ltd
2.70%, 02/09/2041 200 143
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alphabet Inc
1.90%, 08/15/2040 $ 75 $ 48
2.05%, 08/15/2050 100 49
3.00%, 05/06/2033 EUR 100 111
4.00%, 11/06/2044 100 106
4.10%, 11/15/2030 $ 50 49
4.40%, 02/15/2033 549 527
4.80%, 02/15/2036 100 96
5.25%, 05/15/2055 50 43
5.30%, 05/15/2065 355 301
5.35%, 11/15/2045 360 329
5.45%, 11/15/2055 50 44
5.65%, 02/15/2056 50 46
5.70%, 11/15/2075 552 489
5.75%, 02/15/2066 50 45
Amazon.com Inc
2.10%, 05/12/2031 50 44
3.15%, 08/22/2027 200 198
3.35%, 03/16/2032 EUR 100 114
3.70%, 03/16/2035 100 113
3.88%, 08/22/2037 $ 175 152
3.90%, 11/20/2028 50 49
3.95%, 04/13/2052 100 70
4.05%, 08/22/2047 300 224
4.10%, 11/20/2030 50 48
4.10%, 04/13/2062 50 34
4.55%, 03/13/2033 686 663
4.60%, 07/09/2029 1,644 1,638
4.65%, 11/20/2035 50 47
4.88%, 03/13/2036 100 96
5.00%, 06/12/2056 CAD 50 34
5.55%, 11/20/2065 $ 1,135 982
5.80%, 03/13/2056 150 138
6.05%, 03/13/2076 782 723
6.25%, 07/09/2066 603 578
Booking Holdings Inc
4.13%, 05/09/2038 EUR 100 111
4.50%, 11/15/2031 100 119
eBay Inc
2.70%, 03/11/2030 $ 100 92
Expedia Group Inc
5.50%, 04/15/2036 50 48
Meta Platforms Inc
4.20%, 11/15/2030 50 48
4.60%, 05/15/2028 50 50
4.60%, 11/15/2032 275 265
4.75%, 08/15/2034 100 95
5.50%, 11/15/2045 411 355
5.55%, 08/15/2064 340 272
5.60%, 05/15/2053 100 84
5.63%, 11/15/2055 767 642
5.75%, 11/15/2065 50 41
6.30%, 05/15/2056 75 69
6.45%, 05/15/2066 475 435
Netflix Inc
3.63%, 06/15/2030 EUR 100 116
Prosus NV
2.03%, 08/03/2032 100 103
Tencent Holdings Ltd
3.93%, 01/19/2038 $ 200 175
Uber Technologies Inc
4.80%, 09/15/2034 100 96
Wayfair LLC
6.75%, 11/15/2032
(i)
2,110 2,148
$ 13,735
Investment Companies - 0 .14%
Apollo Debt Solutions BDC
6.70%, 07/29/2031 50 50

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Ares Capital Corp
5.25%, 04/12/2031 $ 100 $ 97
Ares Strategic Income Fund
5.45%, 09/09/2028 50 50
5.55%, 04/15/2031 50 48
Blackstone Private Credit Fund
5.35%, 03/12/2031 100 95
Blue Owl Credit Income Corp
6.65%, 03/15/2031 50 50
Blue Owl Technology Finance Corp
6.75%, 04/04/2029 100 100
Goldman Sachs Private Credit Corp
5.05%, 02/23/2028 100 99
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 99
HA Sustainable Infrastructure Capital Inc
6.38%, 07/01/2034 $ 50 50
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(i)
2,075 1,925
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 121
$ 2,784
Iron & Steel - 1 .48%
ArcelorMittal SA
6.80%, 11/29/2032 $ 100 108
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
0.00%, 07/15/2026
(d),(i)
13,822 7,326
Nucor Corp
3.13%, 04/01/2032 100 91
Samarco Mineracao SA
4.00%, PIK 5.00%; 06/30/2031
(k),(l)
2,870 2,892
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
550 —
Specialty Steel
12.00%, 11/15/2033
(e),(g)
38,772 18,196
Steel Dynamics Inc
4.00%, 12/15/2028 390 384
United States Steel Corp
5.20%, 08/01/2031
(i)
763 754
Vale Overseas Ltd
6.13%, 06/12/2033 100 104
$ 29,855
Leisure Products & Services - 0 .20%
A&K Travel Group Holdings Ltd
7.50%, 05/15/2033
(i)
3,160 3,145
Brunswick Corp/DE
4.40%, 09/15/2032 100 94
NCL Corp Ltd
6.25%, 09/15/2033
(i)
725 689
Royal Caribbean Cruises Ltd
6.00%, 02/01/2033
(i)
100 101
$ 4,029
Lodging - 0 .67%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
1,700 1,623
Gohl Capital Holdings Ltd
7.63%, 10/29/2031
(h),(j)
1,400 1,339
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.71%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(i)
1,425 1,428
Marriott International Inc/MD
2.85%, 04/15/2031 391 356
3.50%, 10/15/2032 598 544
4.50%, 10/15/2031 50 49
4.50%, 05/01/2033 317 302
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Marriott International Inc/MD (continued)
5.50%, 04/15/2037 $ 237 $ 233
Sands China Ltd
5.40%, 08/08/2028 200 201
Station Casinos LLC
4.63%, 12/01/2031
(i)
4,175 3,926
6.63%, 03/15/2032
(i)
1,610 1,627
Wyndham Hotels & Resorts Inc
5.63%, 03/01/2033
(i)
1,900 1,849
$ 13,477
Machinery - Construction & Mining - 0 .16%
Caterpillar Financial Services Corp
3.95%, 11/14/2028 944 933
4.10%, 08/15/2028 486 483
4.30%, 05/15/2029 537 533
Caterpillar Inc
3.80%, 08/15/2042 150 120
GE Vernova Inc
4.88%, 02/04/2036 277 266
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031
(i)
875 859
Vertiv Holdings Co
4.85%, 03/15/2036 50 47
$ 3,241
Machinery - Diversified - 0 .40%
AGCO Corp
5.45%, 03/21/2027 593 596
CNH Industrial Capital LLC
4.50%, 10/16/2030 50 49
CNH Industrial NV
3.88%, 09/03/2035 EUR 100 111
Deere & Co
3.75%, 04/15/2050 $ 100 73
5.45%, 01/16/2035 367 373
Deere Funding Canada Corp
4.15%, 10/09/2030 427 416
4.85%, 07/15/2031 478 477
Ingersoll Rand Inc
5.70%, 08/14/2033 100 102
John Deere Capital Corp
3.45%, 03/07/2029 100 97
4.13%, 01/18/2029 468 464
4.40%, 09/08/2031 579 568
Lsf12 Helix Parent LLC
7.13%, 02/01/2033
(i)
4,340 4,249
Otis Worldwide Corp
3.36%, 02/15/2050 50 33
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 50 50
Xylem Inc/NY
2.25%, 01/30/2031 100 90
5.45%, 06/01/2036 322 322
$ 8,070
Manufactured Housing Asset Backed Securities - 0 .04%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(k)
849 837
Media - 1 .44%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 113
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
$ 1,750 1,549
4.25%, 01/15/2034
(i)
4,210 3,438
4.50%, 05/01/2032 575 496
4.75%, 03/01/2030
(i)
750 701
7.38%, 02/01/2036
(i)
2,490 2,367

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 $ 589 $ 398
3.85%, 04/01/2061 805 440
4.80%, 03/01/2050 1,026 718
5.38%, 05/01/2047 341 259
6.38%, 10/23/2035 200 193
6.48%, 10/23/2045 100 87
Comcast Corp
1.50%, 02/20/2029 GBP 100 123
1.50%, 02/15/2031 $ 200 171
2.65%, 02/01/2030 25 23
2.99%, 11/01/2063 200 97
3.97%, 11/01/2047 50 34
4.00%, 11/01/2049 100 67
4.60%, 10/15/2038 631 549
5.17%, 01/15/2037
(i)
579 540
5.50%, 05/15/2064 329 264
6.05%, 05/15/2055 50 45
Cox Communications Inc
3.50%, 08/15/2027
(i)
100 99
4.60%, 08/15/2047
(i)
50 33
5.45%, 09/01/2034
(i)
488 452
5.95%, 09/01/2054
(i)
364 290
CSC Holdings LLC
4.13%, 12/01/2030
(i)
1,325 741
4.50%, 11/15/2031
(i)
900 498
6.50%, 02/01/2029
(i)
300 170
7.50%, 04/01/2028
(i)
1,000 231
Discovery Global Holdings Inc
5.05%, 03/15/2042 1,910 1,327
Fox Corp
5.58%, 01/25/2049 657 590
6.50%, 10/13/2033 100 105
Informa PLC
3.75%, 04/29/2032 EUR 100 114
McGraw-Hill Education Inc
8.00%, 08/01/2029
(i)
$ 5,780 5,732
Paramount Global
5.25%, 04/01/2044 383 247
5.85%, 09/01/2043 77 55
Sirius XM Radio LLC
4.13%, 07/01/2030
(i)
1,475 1,379
Space Exploration Technologies Corp
5.35%, 07/15/2031
(i)
1,042 1,014
5.88%, 07/15/2036
(i)
273 255
6.60%, 07/15/2046
(i)
50 45
6.65%, 07/15/2056
(i)
439 388
Time Warner Cable LLC
5.50%, 09/01/2041 50 41
6.55%, 05/01/2037 717 682
Videotron Ltd
5.00%, 07/15/2034 CAD 100 73
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
$ 2,675 1,646
Walt Disney Co/The
2.65%, 01/13/2031 100 92
3.60%, 01/13/2051 50 34
5.40%, 10/01/2043 100 95
$ 29,100
Mining - 0 .90%
Anglo American Capital PLC
4.75%, 09/21/2032 EUR 100 120
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(i)
$ 900 935
11.50%, 10/01/2031
(i)
1,700 1,809
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 50 50
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
BHP Billiton Finance Ltd
4.30%, 09/25/2042 GBP 100 $ 107
BHP Billiton Finance USA Ltd
5.00%, 02/15/2036 $ 50 49
5.75%, 09/05/2055 368 355
Glencore Funding LLC
3.88%, 04/27/2051
(i)
100 70
4.00%, 03/27/2027
(i)
100 100
4.00%, 07/28/2031 CAD 100 71
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(i)
$ 2,775 2,791
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(e),(i)
19,888 —
Novelis Corp
4.75%, 01/30/2030
(i)
2,939 2,825
6.38%, 08/15/2033
(i)
1,400 1,397
Rio Tinto Finance USA PLC
5.88%, 03/14/2065 100 96
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
801 772
Vedanta Resources Finance II PLC
7.00%, 07/13/2032
(i)
1,550 1,551
7.38%, 07/13/2034
(i)
1,350 1,343
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(n)
1,150 1,119
9.50%, 10/06/2028 400 402
9.50%, 10/06/2028
(i)
2,200 2,214
$ 18,176
Miscellaneous Manufacturers - 0 .08%
3M Co
3.63%, 09/14/2028 100 98
3.63%, 10/15/2047 50 35
Eaton Corp
4.15%, 11/02/2042 100 83
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 103
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 50 39
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 100 107
3.63%, 02/22/2044 100 105
Siemens Funding BV
4.60%, 05/28/2030
(i)
$ 200 199
4.90%, 05/28/2032
(i)
269 269
5.80%, 05/28/2055
(i)
290 284
5.90%, 05/28/2065
(i)
274 268
Teledyne Technologies Inc
2.75%, 04/01/2031 50 45
$ 1,635
Mortgage Backed Securities - 0 .67%
Alternative Loan Trust 2005-30CB
4.59%, 08/25/2035 891 564
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(i),(k)
1,111 1,107
Angel Oak Mortgage Trust 2025-5
5.57%, 04/25/2070
(i),(k)
632 631
Banc of America Funding 2007-1 Trust
6.44%, 01/25/2037
(k)
796 730
COLT 2021-RPL1 Trust
1.67%, 09/25/2061
(i),(k)
258 236
CSMC 2021-RPL2Trust
1.11%, 01/25/2060
(i),(k)
279 233

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
2.27%, 05/25/2046
(o)
$ 6,239 $ 500
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.27%, 09/25/2046
(o)
1,625 140
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.27%, 12/25/2049
(o)
3,810 352
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.27%, 05/25/2050
(o)
2,391 223
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.32%, 08/25/2049
(o)
2,665 240
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.32%, 11/25/2049
(o)
3,849 340
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.34%, 06/25/2050
(o)
1,903 180
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
2.47%, 03/25/2048
(o)
1,585 157
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.47%, 06/25/2048
(o)
1,788 205
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.97%, 12/25/2042
(o)
1,434 161
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
First Horizon Alternative Mortgage Securities Trust
2006-FA8
6.25%, 02/25/2037 3,034 1,027
Freddie Mac REMICS
2.32%, 10/25/2049
(o)
2,889 263
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.91%, 05/15/2042
(o)
2,934 258
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
2.91%, 08/15/2043
(o)
3,095 311
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
2.32%, 11/20/2046
(o)
4,162 412
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.50%, 11/20/2050
(o)
6,771 980
2.50%, 12/20/2050
(o)
2,446 374
2.52%, 08/20/2051
(o)
2,687 310
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.63%, 09/20/2050
(o)
1,765 213
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.73%, 04/20/2051
(o)
1,523 180
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.35%
3.00%, 11/20/2050
(o)
2,017 336
3.00%, 12/20/2050
(o)
2,107 350
OBX 2025-NQM8 Trust
5.47%, 03/25/2065
(i),(k)
498 497
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 771 668
6.00%, 12/25/2035 529 458
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 $ 1,437 $ 1,013
$ 13,649
Oil & Gas - 3 .94%
Aker BP ASA
3.75%, 01/15/2030
(i)
200 192
APA Corp
5.35%, 07/01/2049 1,377 1,156
6.10%, 02/15/2035 50 51
Azule Energy Finance Plc
8.13%, 01/23/2030
(i)
1,825 1,853
8.25%, 01/22/2031
(i)
1,475 1,501
BP Capital Markets America Inc
3.00%, 02/24/2050 100 62
4.87%, 11/25/2029 1,054 1,058
BP Capital Markets PLC
1.10%, 11/15/2034 EUR 100 92
3.63%, 03/22/2029
(h),(j)
100 114
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 $ 100 93
5.40%, 12/15/2034 50 50
Caturus Energy LLC
7.13%, 05/15/2031
(i)
1,775 1,760
Cenovus Energy Inc
4.25%, 03/20/2033 CAD 50 35
CNX Resources Corp
5.88%, 03/01/2034
(i)
$ 750 727
Comstock Resources Inc
5.88%, 01/15/2030
(i)
3,075 2,897
6.75%, 03/01/2029
(i)
1,525 1,502
ConocoPhillips Co
5.70%, 09/15/2063 75 69
Constellation Oil Services Holding SA
7.70%, 08/03/2033
(i),(p)
2,950 2,969
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
100 87
Dangote Petroleum Refinery And Petrochemicals
Fze
7.50%, 07/16/2031 800 797
DCC Group Finance Ireland DAC
4.38%, 06/27/2031 EUR 100 115
Devon Energy Corp
5.40%, 02/15/2035
(i)
$ 518 510
5.90%, 02/15/2055
(i)
919 859
Diamondback Energy Inc
5.75%, 04/18/2054 50 46
6.25%, 03/15/2053 651 646
Energean Israel Finance Ltd
5.88%, 03/30/2031
(i)
1,825 1,745
Energean PLC
5.63%, 05/12/2031
(i)
EUR 900 1,029
Eni SpA
0.63%, 01/23/2030 100 105
4.25%, 05/09/2029
(i)
$ 200 197
5.70%, 10/01/2040
(i)
100 96
6.00%, 05/18/2056
(i)
441 416
EOG Resources Inc
5.95%, 07/15/2055 50 49
EQT Corp
3.63%, 05/15/2031
(i)
100 93
Expand Energy Corp
4.75%, 02/01/2032 598 580
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 99
4.23%, 03/19/2040 $ 50 44

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
HF Sinclair Corp
5.00%, 02/01/2028 $ 408 $ 408
5.50%, 09/01/2032 50 50
Hilcorp Energy I LP / Hilcorp Finance Co
6.25%, 04/15/2032
(i)
1,500 1,456
6.88%, 05/15/2034
(i)
775 759
7.25%, 02/15/2035
(i)
2,000 1,984
Infinity Natural Resources LLC
7.63%, 04/01/2031
(i)
2,125 2,120
Kosmos Energy Ltd
7.50%, 03/01/2028 850 838
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
2,250 2,253
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp
6.63%, 08/15/2034
(i),(p)
2,250 2,251
Marathon Petroleum Corp
5.15%, 03/01/2030 100 101
Matador Resources Co
6.25%, 04/15/2033
(i)
3,400 3,345
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 68
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 809 645
6.05%, 10/01/2054 50 48
6.45%, 09/15/2036 729 768
OMV AG
3.13%, 11/10/2033 EUR 50 56
Ovintiv Inc
7.10%, 07/15/2053 $ 30 32
Parex Resources Inc
8.50%, 05/11/2031
(i)
2,850 2,903
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
11,302 4,237
Petroleos Mexicanos
6.50%, 01/23/2029 2,825 2,865
6.84%, 01/23/2030 2,360 2,395
Phillips 66 Co
3.75%, 03/01/2028 100 99
5.50%, 03/15/2055 100 89
Puma International Financing SA
7.75%, 04/25/2029
(i)
975 1,000
Reliance Industries Ltd
2.88%, 01/12/2032 250 223
Santos Finance Ltd
5.75%, 11/13/2035
(i)
50 49
Shell Finance US Inc
3.00%, 11/26/2051 75 46
4.13%, 11/06/2030 376 367
4.38%, 05/11/2045 100 82
Shell International Finance BV
1.25%, 11/11/2032 EUR 100 100
SM Energy Co
7.00%, 08/01/2032
(i)
$ 1,200 1,219
Sonangol Finance Ltd
10.00%, 01/29/2031 2,950 3,011
Suncor Energy Inc
3.75%, 03/04/2051 50 35
Sunoco LP
5.63%, 07/15/2034
(i)
1,660 1,605
5.88%, 03/15/2034
(i)
4,150 4,062
TotalEnergies Capital International SA
2.99%, 06/29/2041 100 73
3.39%, 06/29/2060 50 31
TotalEnergies Capital SA
5.43%, 09/10/2064 534 475
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TotalEnergies Capital USA LLC
4.25%, 01/13/2031 $ 412 $ 402
TotalEnergies SE
2.13%, 07/25/2032
(h),(j)
EUR 100 101
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
3.25%, 07/17/2036
(h),(j)
100 101
EUR Swap Annual (VS 6 Month) 5 Year +
2.94%
Transocean International Ltd
6.80%, 03/15/2038 $ 900 842
7.50%, 04/15/2031 2,125 2,133
Trident Energy Finance PLC
12.50%, 11/30/2029 2,775 2,932
Uzbekneftegaz JSC
8.75%, 05/07/2030
(i)
1,325 1,412
8.75%, 05/07/2030 400 426
Valero Energy Corp
3.65%, 12/01/2051 50 34
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(i)
4,200 4,327
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 110
Woodside Finance Ltd
4.50%, 03/04/2029
(i)
$ 50 49
5.40%, 05/19/2030 919 927
$ 79,638
Oil & Gas Services - 0 .18%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 95
5.00%, 06/15/2036 100 96
Halliburton Co
4.85%, 11/15/2035 100 95
Yinson Production Financial Services Pte Ltd
9.63%, 05/03/2029
(i)
3,125 3,281
$ 3,567
Other Asset Backed Securities - 0 .49%
AGL CLO 12 Ltd
4.53%, 10/20/2038
(i)
408 408
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.80%
Bain Capital Credit CLO 2019-2
4.67%, 10/17/2032
(i)
136 136
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.92%
Battalion CLO VIII Ltd
4.98%, 07/18/2030
(i)
55 54
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.25%
Battalion Clo XV Ltd
4.73%, 01/17/2033
(i)
228 228
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
BlueMountain CLO 2015-4 Ltd
4.68%, 04/20/2030
(i)
77 77
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.95%
CARLYLE US CLO 2019-1 LTD
5.13%, 04/20/2031
(i)
1,018 1,020
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Dryden 40 Senior Loan Fund
4.80%, 08/15/2031
(i)
449 449
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Dryden 64 CLO Ltd
4.96%, 04/18/2031
(i)
$ 115 $ 115
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Dryden 72 CLO Ltd
4.75%, 05/15/2032
(i)
1,101 1,101
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
Dryden 80 CLO Ltd
4.70%, 01/17/2033
(i)
710 710
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.95%
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038
(i)
179 179
Greywolf CLO IV Ltd
4.99%, 04/17/2034
(i)
219 219
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.24%
Invitation Homes 2024-SFR1 Trust
4.00%, 09/17/2041
(i)
1,495 1,449
LCM 37 Ltd
4.81%, 04/15/2034
(i)
258 258
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.06%
LCM XVIII LP
5.84%, 04/20/2031
(i)
2 2
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.11%
Madison Park Funding XLII Ltd
4.67%, 11/21/2030
(i)
160 160
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.92%
OZLM XV Ltd
4.78%, 04/20/2033
(i)
237 237
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Rockford Tower CLO 2019-2 Ltd
4.77%, 08/20/2032
(i)
362 362
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
Tricon American Homes 2020-SFR2 Trust
1.48%, 11/17/2039
(i)
553 530
Trinitas CLO XII Ltd
4.86%, 04/25/2033
(i)
72 72
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
VERDE CLO Ltd
5.40%, 04/15/2032
(i)
800 801
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Voya CLO 2019-3 Ltd
5.09%, 10/17/2032
(i)
472 472
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.34%
Voya CLO 2025-1 Ltd
4.63%, 04/20/2038
(i)
120 120
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.90%
Zais Clo 16 Ltd
4.86%, 10/20/2034
(i)
782 782
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
$ 9,941
Packaging & Containers - 0 .41%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 716 644
5.50%, 03/17/2035 100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
AptarGroup Inc
4.75%, 03/30/2031 $ 638 $ 627
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(i)
3,475 3,299
6.25%, 01/30/2031
(i)
950 956
Packaging Corp of America
3.40%, 12/15/2027 100 98
5.70%, 12/01/2033 602 615
Sonoco Products Co
4.60%, 09/01/2029 493 487
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan
FinCo US LLC
9.50%, 05/15/2030
(i)
1,500 1,355
WRKCo Inc
3.00%, 06/15/2033 100 87
$ 8,268
Pharmaceuticals - 1 .10%
AbbVie Inc
4.05%, 11/21/2039 1,176 1,004
4.25%, 11/14/2028 100 99
4.25%, 11/21/2049 665 518
4.40%, 03/15/2033 477 460
4.88%, 11/14/2048 100 86
4.95%, 03/15/2031 450 452
5.05%, 03/15/2034 50 50
Astrazeneca Finance LLC
4.85%, 02/26/2029 705 709
4.88%, 03/03/2028 586 590
4.90%, 03/03/2030 641 645
AstraZeneca PLC
1.38%, 08/06/2030 100 88
3.00%, 05/28/2051 100 63
Bayer AG
4.63%, 05/26/2033 EUR 100 120
Bayer US Finance LLC
6.38%, 07/20/2056
(i)
$ 241 233
Becton Dickinson & Co
3.79%, 05/20/2050 100 69
3.83%, 06/07/2032 EUR 100 115
4.30%, 08/22/2032 $ 214 205
4.69%, 02/13/2028 608 608
Bristol-Myers Squibb Co
1.75%, 05/15/2035 EUR 100 98
3.25%, 08/01/2042 $ 216 158
3.70%, 03/15/2052 50 35
3.90%, 02/20/2028 28 28
3.90%, 03/15/2062 100 68
4.13%, 06/15/2039 100 87
5.75%, 02/01/2031 696 721
Cardinal Health Inc
4.50%, 09/15/2030 298 293
4.60%, 03/15/2043 1,328 1,117
4.90%, 09/15/2045 100 86
5.75%, 11/15/2054 238 225
Cencora Inc
2.70%, 03/15/2031 100 91
4.30%, 12/15/2047 363 286
5.13%, 02/15/2034 502 495
5.65%, 02/13/2056 193 182
CVS Health Corp
4.78%, 03/25/2038 100 91
5.00%, 01/30/2029 100 101
5.13%, 07/20/2045 1,579 1,372
5.55%, 06/01/2031 432 441
6.05%, 06/01/2054 100 95

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 $ 100
3.38%, 03/15/2029 $ 150 146
4.15%, 05/20/2029 232 230
4.60%, 08/14/2034 393 380
4.70%, 02/27/2033 100 99
4.75%, 02/12/2030 396 397
4.90%, 10/15/2035 100 98
5.65%, 10/15/2065 251 237
5.70%, 05/20/2066 324 309
EMD Finance LLC
5.00%, 10/15/2035
(i)
601 579
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 100 99
4.50%, 04/15/2030 413 410
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 98
Grifols SA
4.75%, 10/15/2028
(i)
$ 875 854
Johnson & Johnson
0.95%, 09/01/2027 100 97
1.65%, 05/20/2035 EUR 100 98
2.10%, 09/01/2040 $ 150 102
McKesson Corp
4.95%, 05/30/2032 748 746
Merck & Co Inc
3.40%, 03/07/2029 200 194
4.50%, 05/17/2033 100 97
4.90%, 05/17/2044 100 88
5.00%, 05/17/2053 100 86
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 102
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 182
3.70%, 09/21/2042 100 79
4.40%, 03/18/2031 719 707
4.90%, 03/18/2036 75 73
Novo Nordisk Finance Netherlands BV
1.38%, 03/31/2030 EUR 100 108
3.00%, 02/20/2032 100 112
Pfizer Inc
3.45%, 03/15/2029 $ 100 97
3.88%, 11/15/2027 483 480
3.90%, 03/15/2039 100 85
4.88%, 11/15/2035 75 73
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 573 560
5.11%, 05/19/2043 664 606
5.30%, 05/19/2053 583 523
5.34%, 05/19/2063 286 250
Sanofi SA
1.25%, 04/06/2029 EUR 100 110
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 100 107
Viatris Inc
3.85%, 06/22/2040 $ 100 76
Zoetis Inc
4.15%, 08/17/2028 50 50
5.00%, 08/17/2035 100 97
$ 22,205
Pipelines - 3 .01%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 2,059 2,114
Buckeye Partners LP
5.60%, 10/15/2044 225 195
5.85%, 11/15/2043 1,300 1,154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Cheniere Energy Partners LP
3.25%, 01/31/2032 $ 100 $ 90
4.00%, 03/01/2031 100 95
5.35%, 11/30/2036
(i)
204 198
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
2,375 2,277
Coastal Gaslink Pipeline LP
4.69%, 09/30/2029 CAD 100 73
5.19%, 09/30/2034 100 75
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(i)
$ 100 103
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,005 1,952
DCP Midstream Operating LP
3.25%, 02/15/2032 100 91
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.88%, 06/01/2034
(i)
2,525 2,537
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 111
Enbridge Inc
2.99%, 10/03/2029 CAD 100 70
3.52%, 02/22/2029 100 71
4.60%, 06/20/2028 $ 247 247
4.73%, 08/22/2034 CAD 100 72
5.36%, 05/26/2033 75 56
7.20%, 06/27/2054
(j)
$ 1,400 1,474
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
7.38%, 03/15/2055
(j)
60 63
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.50%, 01/15/2084
(j)
1,200 1,356
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Energy Transfer LP
4.95%, 05/15/2028 191 192
5.15%, 02/01/2043 161 140
5.25%, 07/01/2029 100 101
5.35%, 05/15/2045 916 801
5.40%, 10/01/2047 1,074 938
5.95%, 05/15/2054 100 92
6.10%, 02/15/2042 50 49
6.25%, 04/15/2049 25 24
6.75%, 02/15/2056
(j)
3,200 3,210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
3.70%, 01/31/2051 256 179
4.60%, 01/15/2031 295 292
5.10%, 02/15/2045 100 90
5.20%, 01/15/2036 100 98
Esentia Energy Development SAB de CV
6.50%, 07/30/2038
(i)
268 256
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(i)
100 92
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034 132 116
Genesis Energy LP / Genesis Energy Finance Corp
6.75%, 03/15/2034 2,025 2,020
8.00%, 05/15/2033 1,375 1,430
Gibson Energy Inc
4.45%, 08/20/2032 CAD 50 36
Golar LNG Ltd
7.50%, 10/02/2030
(i)
$ 1,475 1,505
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(i)
716 703

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Harvest Midstream I LP
6.75%, 05/15/2034
(i)
$ 2,400 $ 2,410
7.50%, 05/15/2032
(i)
225 231
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 CAD 100 70
Keyera Corp
4.57%, 10/15/2035 50 35
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 88
5.50%, 03/01/2044 413 378
Kinder Morgan Inc
5.45%, 08/01/2052 395 351
5.85%, 06/01/2035 100 102
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(i)
50 49
MPLX LP
4.70%, 04/15/2048 50 40
4.80%, 02/15/2031 488 482
4.90%, 04/15/2058 50 40
5.30%, 04/01/2036 362 351
ONEOK Inc
4.75%, 10/15/2031 809 792
5.80%, 11/01/2030 50 51
6.05%, 09/01/2033 100 103
6.63%, 09/01/2053 100 100
ONEOK Partners LP
6.65%, 10/01/2036 821 874
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 100 64
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 320 254
4.90%, 02/15/2045 50 43
Prairie Acquiror LP
9.00%, 08/01/2029
(i)
3,000 3,095
Rio Grande LNG LLC
5.75%, 06/30/2036
(i)
771 749
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034 50 49
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(i)
675 664
6.75%, 03/15/2034
(i)
1,475 1,484
Targa Resources Corp
4.20%, 02/01/2033 100 93
4.95%, 04/15/2052 50 41
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(i)
200 186
TransCanada PipeLines Ltd
5.00%, 10/16/2043 100 90
6.38%, 10/17/2056 3,950 3,962
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.23%
Transcontinental Gas Pipe Line Co LLC
5.10%, 03/15/2036 50 48
5.75%, 03/15/2056 293 274
Transportadora de Gas del Sur SA
8.50%, 07/24/2031 275 291
Venture Global LNG Inc
6.38%, 12/15/2034
(i)
550 536
6.63%, 06/15/2036
(i)
1,625 1,593
8.38%, 06/01/2031
(i)
1,050 1,085
9.50%, 02/01/2029
(i)
550 589
9.88%, 02/01/2032
(i)
5,305 5,648
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036
(i)
3,300 3,454
7.75%, 05/01/2035
(i)
1,650 1,829
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Western Midstream Operating LP
5.30%, 03/01/2048 $ 235 $ 197
5.50%, 12/15/2035 208 202
Williams Cos Inc/The
2.60%, 03/15/2031 100 90
5.30%, 08/15/2028 100 101
5.30%, 08/15/2052 100 86
5.75%, 06/24/2044 403 384
5.95%, 03/15/2056 286 270
$ 60,836
Private Equity - 0 .02%
Blackstone Reg Finance Co LLC
5.00%, 12/06/2034 100 97
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 75
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 47
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 32
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(i)
100 96
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(i)
50 32
$ 379
Real Estate - 0 .35%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 105
Aldar Properties PJSC
5.88%, 04/14/2056
(i),(j)
$ 1,525 1,399
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
Aster Treasury Plc
1.41%, 01/27/2036 GBP 100 91
Blend Funding PLC
3.46%, 09/21/2049 100 88
CBRE Services Inc
4.90%, 01/15/2033 $ 360 351
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 105
CTP NV
1.25%, 06/21/2029 EUR 100 108
Grand City Properties SA
4.38%, 01/09/2030 100 117
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 110
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 51
IWG US Finance LLC
6.50%, 06/28/2030 EUR 100 123
LEG Immobilien SE
0.75%, 06/30/2031 100 99
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 112
MAF Global Securities Ltd
7.88%, 06/30/2027
(h),(j),(n)
$ 1,600 1,604
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Mobiliare Latam SA / Mobiliare Latam Mexico SA
de CV
6.75%, 11/10/2032
(i)
1,575 1,575
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 127
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(i)
$ 830 725
Southern Housing
3.50%, 10/19/2047 GBP 100 86

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Vonovia SE
1.13%, 09/14/2034 EUR 100 $ 91
5.27%, 09/03/2032 AUD 50 34
$ 7,101
Regional Authority - 0 .28%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,106 1,068
Province of Santa Fe
8.10%, 12/11/2034
(i)
1,375 1,372
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(k)
2,268 1,878
Provincia de Cordoba
8.60%, 02/03/2035
(i)
1,450 1,441
$ 5,759
REITs - 0 .83%
Alexandria Real Estate Equities Inc
5.25%, 05/15/2036 100 96
American Homes 4 Rent LP
4.25%, 02/15/2028 100 99
American Tower Corp
1.50%, 01/31/2028 200 191
2.30%, 09/15/2031 536 468
4.10%, 05/16/2034 EUR 100 115
4.70%, 12/15/2032 $ 206 200
5.20%, 02/15/2029 903 910
AvalonBay Communities Inc
2.45%, 01/15/2031 100 90
Boston Properties LP
2.55%, 04/01/2032 150 130
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 97
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 100 72
Covivio SA/France
1.63%, 06/23/2030 EUR 100 107
Crown Castle Inc
2.25%, 01/15/2031 $ 100 88
2.90%, 04/01/2041 50 35
5.00%, 01/11/2028 399 400
5.60%, 06/01/2029 346 352
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 100 103
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(k)
$ 675 677
Equinix Asia Financing Corp Pte Ltd
4.40%, 03/15/2031 100 97
Equinix Inc
3.90%, 04/15/2032 100 93
ERP Operating LP
3.50%, 03/01/2028 100 98
Essex Portfolio LP
1.65%, 01/15/2031 100 86
Extra Space Storage LP
5.70%, 04/01/2028 100 101
Gecina SA
1.63%, 05/29/2034 EUR 100 97
GLP Capital LP / GLP Financing II Inc
5.63%, 09/15/2034 $ 50 49
Goodman US Finance Eight LLC
5.88%, 04/28/2046
(i)
592 559
Goodman US Finance Six LLC
5.13%, 10/07/2034
(i)
237 229
Healthpeak OP LLC
3.50%, 07/15/2029 100 96
Host Hotels & Resorts LP
5.50%, 04/15/2035 25 25
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Iron Mountain Inc
6.25%, 01/15/2035
(i)
$ 2,150 $ 2,123
Kimco Realty OP LLC
2.25%, 12/01/2031 100 87
4.60%, 02/01/2033 25 24
Klepierre SA
2.00%, 05/12/2029 EUR 100 111
LXP Industrial Trust
2.38%, 10/01/2031 $ 332 292
Mid-America Apartments LP
4.65%, 01/15/2033 50 48
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 1,650 1,126
National Health Investors Inc
5.35%, 02/01/2033 135 132
NNN REIT Inc
5.60%, 10/15/2033 50 51
Omega Healthcare Investors Inc
5.20%, 07/01/2030 50 50
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 200 193
Prologis LP
2.25%, 04/15/2030 $ 100 91
4.25%, 05/15/2034 CAD 100 70
Public Storage Operating Co
5.00%, 12/15/2035 $ 100 97
Realty Income Corp
4.65%, 03/15/2047 100 84
RHP Hotel Properties LP / RHP Finance Corp
5.75%, 03/15/2034
(i)
1,900 1,861
RioCan Real Estate Investment Trust
5.61%, 10/06/2027 CAD 100 73
SBA Communications Corp
5.45%, 07/15/2033 $ 974 970
Scentre Group Trust 1
5.90%, 11/27/2034 AUD 100 69
Service Properties Trust
8.63%, 11/15/2031
(i)
$ 2,225 2,338
Simon Property Group LP
5.85%, 03/08/2053 100 97
SmartCentres Real Estate Investment Trust
5.16%, 08/01/2030 CAD 100 74
UDR Inc
3.10%, 11/01/2034 $ 100 85
Unibail-Rodamco-Westfield SE
2.00%, 05/29/2037 EUR 100 93
Ventas Realty LP
5.70%, 09/30/2043 $ 50 48
VICI Properties LP
5.75%, 04/01/2034 100 99
Vital Infrastructure Property Trust
5.51%, 02/18/2030 CAD 50 37
WEA Finance LLC
3.50%, 06/15/2029
(i)
$ 100 96
Welltower OP LLC
4.13%, 03/15/2029 100 99
Weyerhaeuser Co
4.00%, 03/09/2052 431 311
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 104
$ 16,893
Retail - 0 .85%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
$ 3,150 2,960
Alimentation Couche-Tard Inc
5.27%, 02/12/2034
(i)
150 149
Asbury Automotive Group Inc
5.00%, 02/15/2032
(i)
600 572

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
AutoNation Inc
4.45%, 01/15/2029 $ 290 $ 286
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 EUR 100 94
Darden Restaurants Inc
4.35%, 10/15/2027 $ 311 310
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 35
Dollar General Corp
3.50%, 04/03/2030 100 95
Dollarama Inc
3.94%, 07/25/2031 CAD 100 71
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
6.75%, 01/15/2030
(i)
$ 700 687
Home Depot Inc/The
3.35%, 04/15/2050 100 67
4.50%, 12/06/2048 100 81
4.75%, 06/25/2029 50 50
4.90%, 04/15/2029 345 348
4.95%, 06/25/2034 100 99
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(i)
1,725 1,797
Lithia Motors Inc
4.38%, 01/15/2031
(i)
950 899
Lowe's Cos Inc
2.63%, 04/01/2031 100 90
4.05%, 05/03/2047 50 37
4.45%, 04/01/2062 75 55
McDonald's Corp
3.63%, 09/01/2049 478 332
4.60%, 09/09/2032 100 99
4.80%, 08/14/2028 1,023 1,027
4.88%, 12/09/2045 100 87
5.20%, 05/17/2034 100 100
Michaels Cos Inc/The
8.50%, 03/15/2033
(i)
1,875 1,857
O'Reilly Automotive Inc
3.60%, 09/01/2027 740 733
Papa John's International Inc
3.88%, 09/15/2029
(i)
525 491
Starbucks Corp
4.50%, 11/15/2048 50 40
4.80%, 02/15/2033 100 98
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
700 660
Target Corp
2.95%, 01/15/2052 50 30
4.50%, 09/15/2032 75 74
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(i)
2,425 2,470
Walmart Inc
1.50%, 09/22/2028 50 47
1.80%, 09/22/2031 150 131
2.50%, 09/22/2041 100 70
$ 17,128
Savings & Loans - 0 .01%
Nationwide Building Society
3.77%, 01/27/2036
(j)
EUR 100 113
3 Month Euro Interbank Offered Rate +
1.23%
Semiconductors - 0 .41%
Analog Devices Inc
5.30%, 04/01/2054 $ 50 45
Applied Materials Inc
3.30%, 04/01/2027 100 99
4.60%, 01/15/2036 50 47
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc
2.45%, 02/15/2031 $ 1,112 $ 990
3.19%, 11/15/2036 979 779
3.42%, 04/15/2033 150 132
4.90%, 07/15/2032 409 400
4.90%, 02/15/2038 100 93
Foundry JV Holdco LLC
6.15%, 01/25/2032
(i)
469 484
6.30%, 01/25/2039
(i)
400 410
6.40%, 01/25/2038
(i)
725 749
Intel Corp
2.80%, 08/12/2041 100 67
3.73%, 12/08/2047 794 539
4.10%, 05/19/2046 100 73
4.15%, 08/05/2032 345 325
4.88%, 02/10/2028 200 200
5.30%, 05/15/2036 75 72
5.70%, 02/10/2053 348 309
6.13%, 05/15/2056 50 47
6.20%, 05/15/2066 392 361
KLA Corp
4.95%, 07/15/2052 50 43
Marvell Technology Inc
4.88%, 06/22/2028 100 100
NVIDIA Corp
2.00%, 06/15/2031 100 88
5.63%, 06/15/2056 715 648
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 98
Qorvo Inc
4.38%, 10/15/2029 100 96
QUALCOMM Inc
4.75%, 05/20/2032 310 306
4.80%, 05/20/2045 100 84
Texas Instruments Inc
3.88%, 03/15/2039 100 85
4.60%, 02/15/2028 396 397
4.90%, 03/14/2033 100 100
$ 8,266
Software - 2 .55%
AthenaHealth Group Inc
6.50%, 02/15/2030
(i)
10,785 10,403
Capstone Borrower Inc
8.00%, 06/15/2030
(i)
3,050 2,967
Cloud Software Group LLC
6.50%, 03/31/2029
(i)
860 840
CoreWeave Inc
9.00%, 02/01/2031
(i)
4,490 4,053
Dye & Durham Ltd
8.63%, 04/15/2029
(i)
4,078 2,452
Ellucian Holdings Inc
6.50%, 12/01/2029
(i)
4,495 4,322
Fair Isaac Corp
6.25%, 09/15/2034
(i)
1,610 1,555
Fidelity National Information Services Inc
4.55%, 03/10/2029 50 50
4.80%, 03/10/2031 50 49
Fiserv Inc
3.00%, 07/01/2031 GBP 100 120
Intuit Inc
4.95%, 06/15/2031 $ 432 428
5.13%, 09/15/2028 75 76
Microsoft Corp
2.68%, 06/01/2060 150 78
3.70%, 08/08/2046 100 74
4.10%, 02/06/2037 150 138
MSCI Inc
5.25%, 09/01/2035 50 48

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
OAK-Eagle Acquireco Inc
7.25%, 07/01/2033
(i)
$ 3,260 $ 3,378
8.75%, 07/01/2034
(i)
1,550 1,633
Oracle Corp
2.88%, 03/25/2031 100 87
3.60%, 04/01/2040 100 69
3.60%, 04/01/2050 100 57
3.80%, 11/15/2037 912 687
4.00%, 11/15/2047 686 432
4.13%, 05/15/2045 200 132
4.45%, 09/26/2030 464 438
4.50%, 07/08/2044 1,424 997
4.65%, 05/06/2030 100 96
4.80%, 09/26/2032 50 46
5.35%, 05/04/2033 795 747
5.50%, 08/03/2035 386 354
5.70%, 02/04/2036 50 46
5.88%, 09/26/2045 366 300
5.95%, 09/26/2055 735 584
6.10%, 09/26/2065 20 16
6.13%, 07/08/2039 100 91
6.70%, 02/04/2056 381 336
Playtika Holding Corp
4.25%, 03/15/2029
(i)
4,575 4,157
Roper Technologies Inc
4.20%, 09/15/2028 200 198
4.25%, 09/15/2028 335 332
Salesforce Inc
1.95%, 07/15/2031 150 129
4.65%, 03/15/2029 100 100
5.55%, 03/15/2036 50 49
6.40%, 03/15/2046 50 48
6.55%, 03/15/2056 328 314
SAP SE
1.25%, 03/10/2028 EUR 100 112
SS&C Technologies Inc
6.50%, 06/01/2032
(i)
$ 1,400 1,410
Synopsys Inc
5.00%, 04/01/2032 100 99
UKG Inc
6.88%, 02/01/2031
(i)
3,675 3,601
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
3,550 2,947
$ 51,675
Sovereign - 5 .30%
Angolan Government International Bond
9.38%, 03/31/2033
(i)
1,975 2,035
Argentine Republic Government International Bond
0.75%, 07/09/2030
(k)
3,312 2,891
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 50,400 9,196
Brazilian Government International Bond
4.88%, 04/23/2033 EUR 2,400 2,717
Colombian TES
12.75%, 11/28/2040 COP 10,616,600 3,517
13.25%, 02/09/2033 9,527,000 3,144
Czech Republic Government Bond
6.20%, 06/16/2031 CZK 59,000 3,023
DRC International Bond
8.75%, 04/16/2032
(i)
$ 3,275 3,376
Ecuador Government International Bond
0.00%, 07/31/2030
(d)
3,000 2,539
6.90%, 07/31/2035
(k)
955 859
Egypt Government Bond
22.42%, 01/06/2028 EGP 43,600 833
24.46%, 10/01/2027 55,900 1,066
25.32%, 08/13/2027 53,500 1,037
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Treasury Bills
20.25%, 10/27/2026
(q)
EGP 50,100 $ 926
21.07%, 09/08/2026
(q)
27,600 527
21.32%, 08/25/2026
(q)
27,600 532
21.36%, 01/12/2027
(q)
22,900 403
21.67%, 12/15/2026
(q)
36,475 653
21.76%, 12/08/2026
(q)
14,225 256
Farm Credit Bank of Texas
7.00%, 09/15/2030
(h),(j)
$ 2,000 2,027
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
Ghana Government International Bond
0.00%, 01/03/2030
(d),(i)
1,240 1,087
0.00%, 01/03/2030
(d)
1,095 960
5.00%, 07/03/2029
(i),(k)
1,819 1,781
5.00%, 07/03/2029 206 202
Hungary Government Bond
4.75%, 11/24/2032 HUF 1,455,000 4,401
6.75%, 07/23/2031 1,709,400 5,675
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 75,500 463
Japan Government Ten Year Bond
0.70%, 12/20/2033 31,050 172
Mexican Bonos
8.50%, 11/18/2038 MXN 107,500 5,771
Mexican Udibonos
2.75%, 11/27/2031 26,261 1,393
4.00%, 08/24/2034 19,887 1,100
Mexico Government International Bond
4.28%, 08/14/2041 $ 881 667
5.38%, 03/22/2033 1,019 981
6.25%, 08/27/2037 390 380
6.34%, 05/04/2053 400 356
6.63%, 01/29/2038 802 797
Peruvian Government International Bond
6.90%, 08/12/2037 PEN 14,950 4,501
Philippine Government International Bond
5.33%, 06/24/2036 $ 1,044 1,022
Republic of Angola Via Avenir Issuer IV Ireland
DAC
10.75%, 02/05/2029 1,695 1,733
Republic of Cameroon International Bond
8.88%, 01/30/2033 1,425 1,380
9.50%, 07/31/2031 875 873
Republic of Italy Government International Bond
3.88%, 05/06/2051 1,013 716
6.00%, 07/14/2056
(i)
940 901
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 17,292 4,160
Republic of South Africa Government Bond
7.00%, 02/28/2031 ZAR 49,350 2,862
8.75%, 01/31/2044 28,608 1,648
Romania Government Bond
6.70%, 02/25/2032 RON 7,075 1,545
Romanian Government International Bond
5.63%, 05/30/2037 EUR 3,450 3,854
6.13%, 10/07/2037 550 633
Ukraine Government International Bond
4.00%, 02/01/2032
(i),(k)
$ 1,016 842
4.00%, 02/01/2032
(k)
4,025 3,336
4.50%, 02/01/2034
(i),(k)
573 398
4.50%, 02/01/2034
(k)
4,467 3,104
Venezuela Government International Bond
0.00%, 05/07/2023
(d)
6,100 2,928
0.00%, 01/13/2034
(d)
425 207
Zambia Government International Bond
5.75%, 06/30/2033
(k)
2,860 2,797
$ 107,183

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities - 0 .33%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(i)
$ 903 $ 846
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(i)
193 166
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(i)
1,318 1,323
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(i)
694 630
Navient Student Loan Trust
6.48%, 03/15/2072
(i)
1,090 1,106
Nelnet Student Loan Trust 2021-D
4.47%, 04/20/2062
(i)
192 191
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
Nelnet Student Loan Trust 2023-A
5.82%, 02/20/2041
(i)
307 313
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
6.64%, 02/20/2041
(i)
384 392
SLM Private Credit Student Loan Trust 2003-A
5.53%, 06/15/2032 1,939 807
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2003-B
5.53%, 03/15/2033 661 179
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2003-C
5.53%, 09/15/2032 511 109
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Towd Point Asset Trust 2021-SL1
1.05%, 11/20/2061
(i)
538 526
$ 6,588
Supranational Bank - 0 .14%
Inter-American Development Bank
1.13%, 07/20/2028 1,592 1,496
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 1,334 1,273
$ 2,769
Telecommunications - 3 .52%
Africell Holding Ltd
10.50%, 10/23/2029
(i),(n)
2,500 2,567
10.50%, 10/23/2029
(n)
300 308
America Movil SAB de CV
6.13%, 03/30/2040 100 102
APLD ComputeCo 2 LLC
6.75%, 03/15/2031
(i)
1,150 1,124
APLD ComputeCo 3 LLC
7.00%, 06/15/2031
(i)
3,335 3,252
APLD ComputeCo LLC
9.25%, 12/15/2030
(i)
3,920 4,166
AT&T Inc
3.15%, 06/01/2030 EUR 100 113
3.55%, 09/15/2055 $ 200 120
3.65%, 06/01/2051 100 63
3.85%, 06/01/2060 269 167
4.25%, 06/01/2043 GBP 100 99
4.30%, 02/15/2030 $ 100 98
4.30%, 11/18/2034 EUR 100 116
4.50%, 05/15/2035 $ 1,060 973
4.70%, 08/15/2030 50 49
4.75%, 04/30/2033 361 347
4.75%, 05/15/2046 827 656
4.90%, 11/01/2035 50 47
4.90%, 08/15/2037 1,101 1,015
5.25%, 10/30/2036 100 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc (continued)
5.38%, 08/15/2035 $ 50 $ 49
5.55%, 08/15/2041 100 93
5.70%, 11/01/2054 717 619
6.05%, 08/15/2056 309 280
6.30%, 10/30/2066 394 363
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(i)
975 983
7.25%, 07/11/2030 400 403
Beacon Point DC LLC
6.13%, 11/30/2042
(i)
630 605
Bell Telephone Co of Canada or Bell Canada
4.70%, 03/14/2036 CAD 100 71
5.20%, 02/15/2034 $ 50 49
5.60%, 08/11/2053 CAD 50 35
Black Pearl Compute LLC
6.13%, 02/15/2031
(i)
$ 1,350 1,348
British Telecommunications Ltd
3.13%, 11/21/2031 GBP 100 122
Cisco Systems Inc
5.05%, 02/26/2034 $ 100 99
5.10%, 02/24/2035 901 891
5.30%, 02/26/2054 100 89
Corning Inc
5.45%, 11/15/2079 50 43
DB Terra Chile HoldCo SpA
7.95%, 04/20/2031
(i)
2,900 2,865
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 70
Deutsche Telekom International Finance BV
4.38%, 06/21/2028
(i)
$ 150 149
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(i)
2,525 2,607
ELK Grove Village Property LLC
7.50%, 06/15/2031
(i)
650 626
Flash Compute LLC
7.25%, 12/31/2030
(i)
875 884
Galaxy Helios Data Centers II LLC
9.88%, 08/01/2031
(i)
2,270 2,276
HUT 8 DC LLC
6.19%, 11/15/2042
(i)
835 812
Meridian Arc Holdco LLC
6.25%, 04/30/2031
(i)
6,455 6,202
Motorola Solutions Inc
5.55%, 08/15/2035 50 50
NTT Finance Corp
0.34%, 03/03/2030 EUR 100 103
5.17%, 07/16/2032
(i)
$ 531 526
Orange SA
0.50%, 09/04/2032 EUR 100 95
1.38%, 02/11/2029
(h),(j)
100 108
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 217
4.00%, 01/13/2029
(i)
$ 406 399
4.25%, 01/13/2031
(i)
342 330
5.00%, 01/13/2036
(i)
257 245
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031
(i)
1,100 1,036
QTS Fayetteville I Dc1-2 LLC / QTS TRS
Fayetteville I DC1-2 LLC
5.70%, 04/15/2036
(i)
100 91
Rogers Communications Inc
4.55%, 03/15/2052 100 75
5.30%, 02/15/2034 50 49
SE Cosmos LLC
8.88%, 05/01/2031
(i)
2,740 2,702

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Silk Road Group Holding LLC
7.50%, 09/15/2030
(i)
$ 3,200 $ 3,187
SoftBank Corp
3.94%, 06/30/2032 EUR 100 115
Sopaipilla Investor LLC
7.53%, 11/30/2048
(i)
$ 100 104
Sprint Capital Corp
6.88%, 11/15/2028 100 104
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031
(i)
1,250 1,161
Telecom Argentina SA
9.50%, 07/18/2031 775 838
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(i)
825 821
7.00%, 10/28/2029 950 946
7.25%, 05/18/2031
(i)
2,900 2,866
Telefonica Emisiones SA
3.72%, 01/23/2034 EUR 100 112
4.67%, 03/06/2038 $ 150 133
4.90%, 03/06/2048 657 530
Telia Co AB
0.13%, 11/27/2030 EUR 100 100
Telstra Group Ltd
1.38%, 03/26/2029 100 110
TELUS Corp
4.70%, 03/06/2048 CAD 100 63
7.00%, 10/15/2055
(j)
$ 1,000 1,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.71%
T-Mobile USA Inc
3.00%, 02/15/2041 1,897 1,336
3.60%, 11/15/2060 452 270
3.70%, 05/08/2032 EUR 100 115
3.88%, 04/15/2030 $ 100 96
4.38%, 04/15/2040 100 84
4.80%, 07/15/2028 100 100
5.05%, 07/15/2033 100 98
5.65%, 01/15/2053 100 88
Veon Midco BV
3.38%, 11/25/2027 232 225
6.95%, 06/01/2031
(i)
1,750 1,742
7.45%, 06/01/2033
(i)
1,950 1,933
Verizon Communications Inc
1.30%, 05/18/2033 EUR 100 97
2.36%, 03/15/2032 $ 200 173
2.65%, 05/06/2030 AUD 200 128
2.85%, 09/03/2041 $ 738 503
2.99%, 10/30/2056 100 55
3.00%, 11/20/2060 650 351
3.40%, 03/22/2041 428 317
3.55%, 03/22/2051 100 65
3.88%, 03/01/2052 286 197
4.25%, 08/15/2056
(j)
EUR 100 112
Euribor Swap Rate 5 Year + 1.72%
4.50%, 08/10/2033 $ 681 646
4.78%, 02/15/2035 191 180
5.25%, 04/02/2035 715 697
5.75%, 11/30/2045 290 268
6.00%, 11/30/2065 360 327
6.05%, 05/14/2058
(j)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%
6.20%, 05/14/2056
(j)
100 98
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
2,450 1,949
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
5.63%, 02/10/2053 $ 100 $ 88
5.75%, 06/28/2054 368 332
5.75%, 02/10/2063 321 282
6.10%, 06/18/2056 500 466
Vodafone International Financing DAC
3.38%, 07/03/2033 EUR 100 112
WULF Compute LLC
7.75%, 10/15/2030
(i)
$ 1,075 1,117
$ 71,178
Transportation - 0 .55%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 583 450
4.45%, 03/15/2043 640 547
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 51
3.85%, 08/05/2032 $ 100 94
Canadian Pacific Railway Co
2.88%, 11/15/2029 100 94
4.30%, 05/15/2043 100 83
4.70%, 05/01/2048 411 346
CSX Corp
3.35%, 09/15/2049 100 67
Deutsche Post AG
3.75%, 11/25/2037 EUR 50 56
DSV Finance BV
1.38%, 03/16/2030 100 107
Federal Express Corp 2020-1 Pass Through Trusts
1.88%, 08/20/2035 $ 1,244 1,065
Fedex Freight Holding Co Inc
4.30%, 03/15/2029
(i)
374 367
GB AIT Buyer Inc
8.75%, 04/30/2034
(i)
1,650 1,638
GXO Logistics Inc
6.25%, 05/06/2029 386 397
Norfolk Southern Corp
4.55%, 06/01/2053 100 80
5.55%, 03/15/2034 100 102
Ryder System Inc
5.25%, 06/01/2028 100 101
Transnet/South Africa
8.25%, 02/06/2028 2,925 3,024
Union Pacific Corp
3.25%, 02/05/2050 100 66
3.60%, 09/15/2037 100 86
3.85%, 02/14/2072 100 66
United Parcel Service Inc
3.40%, 11/15/2046 50 35
5.30%, 04/01/2050 100 90
Yinson Bergenia Production BV
8.50%, 01/31/2045
(i)
927 994
8.50%, 01/31/2045 1,098 1,177
$ 11,183
Trucking & Leasing - 0 .26%
FTAI Aviation Investors LLC
7.00%, 05/01/2031
(i)
1,925 1,979
7.00%, 06/15/2032
(i)
875 894
GATX Corp
6.05%, 03/15/2034 100 103
Penske Truck Leasing Co Lp / PTL Finance Corp
5.25%, 02/01/2030
(i)
606 608
5.35%, 03/30/2029
(i)
254 256
5.88%, 11/15/2027
(i)
100 101
6.05%, 08/01/2028
(i)
619 632
6.20%, 06/15/2030
(i)
682 706
$ 5,279

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Municipals - 0 .15%
Barranquilla Distrito Especial Industrial y Portuario
7.35%, 07/23/2031
(i)
$ 3,000 $ 3,082
Water - 0 .04%
American Water Capital Corp
4.15%, 06/01/2049 100 76
Anglian Water Services Financing PLC
5.38%, 11/10/2033 GBP 100 128
Essential Utilities Inc
3.35%, 04/15/2050 $ 50 32
Northumbrian Water Finance PLC
5.63%, 04/29/2033 GBP 50 66
Severn Trent Utilities Finance PLC
4.00%, 03/05/2034 EUR 100 115
SW Finance I PLC
6.19%, 03/31/2029 GBP 50 68
United Utilities Water Finance PLC
2.63%, 02/12/2031 100 119
Veolia Environnement SA
0.80%, 01/15/2032 EUR 100 99
1.59%, 01/10/2028 100 113
Yorkshire Water Services Finance Ltd
5.50%, 05/28/2037
(k)
GBP 50 63
$ 879
TOTAL BONDS $ 1,478,921
SENIOR FLOATING RATE INTERESTS
- 2 .40%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .07%
TransDigm Inc ; Term Loan J
6.14%, 02/28/2031 $ 494 494
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan L
6.14%, 01/19/2032 181 181
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan M
6.14%, 08/19/2032 330 330
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
TransDigm Inc ; Term Loan K
5.90%, 03/22/2030 18 18
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
TransDigm Inc ; Term Loan N
6.14%, 02/10/2033 343 343
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,366
Airlines - 0 .02%
AAdvantage Loyalty IP Ltd ; Term Loan B
5.98%, 04/20/2028 183 183
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
American Airlines Inc ; Term Loan B
6.66%, 05/20/2033 165 164
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
United Airlines Inc ; Term Loan B
5.40%, 02/22/2031 98 98
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 445
Beverages - 0 .08%
Arterra Wines Canada Inc/ON ; Term Loan B1
7.49%, 11/25/2027 1,556 1,553
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
BrewCo Borrower LLC
10.67%, 09/30/2030 $ 41 $ 14
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
10.67%, 09/30/2030 182 18
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
$ 1,585
Chemicals - 0 .36%
Advancion Holdings LLC ; Term Loan
11.52%, 10/27/2028 8,680 6,510
CME Term Secured Overnight Financing
Rate 3 Month + 7.75%
INEOS US Finance LLC ; Term Loan B
6.64%, 02/07/2031 868 806
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 7,316
Commercial Services - 0 .02%
Garda World Security Corp ; Term Loan B
6.51%, 02/01/2029 286 285
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Jupiter Buyer Inc ; Term Loan B
7.73%, 10/10/2031 154 155
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Prime Security Services Borrower LLC ; Term Loan
B2
5.41%, 03/07/2032 55 54
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Signal Parent Inc ; Term Loan B
7.27%, 04/03/2028 38 14
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 508
Computers - 0 .00%
McAfee Corp ; Term Loan B1
6.63%, 03/01/2029 14 12
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Cosmetics & Personal Care - 0 .00%
Perrigo Investments LLC ; Term Loan B
5.64%, 04/20/2029 93 93
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Distribution & Wholesale - 0 .24%
Infinite Bidco LLC ; Term Loan
10.92%, 02/24/2029 4,850 4,765
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Diversified Financial Services - 0 .01%
Jupiter Borrower Inc ; Term Loan B
6.48%, 06/30/2033 180 181
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Services - 0 .02%
LifePoint Health Inc ; Term Loan B
7.26%, 05/17/2031 14 13
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
7.50%, 05/17/2031 200 191
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Syneos Health US Inc ; Term Loan B
7.73%, 09/27/2030 $ 179 $ 179
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 383
Insurance - 0 .05%
Asurion LLC ; Term Loan B4
9.33%, 01/20/2029 509 505
CME Term Secured Overnight Financing
Rate 1 Month + 10.50%
Asurion LLC ; Term Loan B13
7.91%, 09/19/2030 258 251
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Asurion LLC ; Term Loan B14
7.41%, 02/23/2033 356 333
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,089
Internet - 0 .13%
Ten-X LLC ; Term Loan
9.49%, 05/26/2028 2,936 2,736
CME Term Secured Overnight Financing
Rate 6 Month + 6.00%
Leisure Products & Services - 0 .01%
GBT US III LLC ; Term Loan B2
5.81%, 07/25/2031 107 107
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Lodging - 0 .01%
Fertitta Entertainment LLC/NV ; Term Loan B
6.89%, 01/13/2029 232 232
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Media - 0 .02%
Directv Financing LLC ; Term Loan B
8.32%, 08/02/2029 141 141
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
iHeartCommunications Inc ; Term Loan
9.53%, 05/01/2029 186 172
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
SportsNet New York
0.00%, 04/15/2031
(d),(e)
24,157 —
$ 313
Mining - 0 .02%
Arctic Canadian Diamond Co Ltd
4.25%, 12/15/2033
(e)
4,835 159
Arsenal AIC Parent LLC ; Term Loan B
6.39%, 08/18/2030 178 178
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 337
Packaging & Containers - 0 .02%
Clydesdale Acquisition Holdings Inc ; Term Loan B
6.82%, 04/13/2029 214 209
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
6.89%, 03/26/2032 299 285
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 494
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0 .44%
Covetrus Inc ; Term Loan
8.73%, 10/13/2029 $ 9,056 $ 8,778
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Jazz Financing Lux Sarl ; Term Loan B2
5.89%, 05/05/2028 192 192
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 8,970
Retail - 0 .06%
IRB Holding Corp ; Term Loan B
6.14%, 12/15/2030 294 295
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC ; Term Loan B
7.48%, 03/31/2029 937 926
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 1,221
Semiconductors - 0 .17%
Altar Bidco Inc ; Term Loan
9.11%, 02/01/2030 3,570 3,438
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 0 .47%
Cloud Software Group LLC ; Term Loan B2
6.98%, 03/21/2031 241 218
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cloud Software Group LLC ; Term Loan B1
6.98%, 08/13/2032 147 132
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
CoreWeave Financing DDTL V LLC ; Delayed Draw
Term Loan DD-CapEx
8.12%-8.14%, 11/06/2031 494 493
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Darktrace Finco US LLC ; Term Loan
8.99%, 10/11/2032 3,275 2,879
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
EP Purchaser LLC ; Term Loan B
8.27%, 11/06/2028 19 12
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Kaseya Inc ; Term Loan
8.66%, 03/20/2033 6,535 3,671
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
OAK-Eagle Acquireco Inc ; Term Loan B
0.00%, 03/24/2033
(r)
1,971 1,981
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Rackspace Finance LLC ; Term Loan B
6.53%, 05/15/2028 38 34
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
West Technology Group LLC ; Term Loan B3
7.91%, 04/09/2027 320 49
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 9,469
Telecommunications - 0 .18%
Connect Finco SARL ; Term Loan B
8.14%, 09/27/2029 93 94
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cyborg Oldco DC Holdings Inc ; Term Loan B
0.00%, 05/01/2024
(d),(e)
$ 454 $ —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Level 3 Financing Inc ; Term Loan B5
6.39%, 03/29/2032 1,500 1,504
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Uniti Services LLC ; Term Loan B
7.64%, 10/06/2032 233 233
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Viasat Inc ; Term Loan B
8.29%, 03/04/2029 30 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
8.29%, 05/30/2030 245 246
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Zayo Group Holdings Inc ; PIK Term Loan
6.85%, PIK 0.50%; 03/11/2030
(l)
1,437 1,439
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 3,546
TOTAL SENIOR FLOATING RATE INTERESTS $ 48,606
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9 .59%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5 .41%
2.00%, 07/01/2051 $ 4,942 $ 3,875
2.00%, 09/01/2051 5,381 4,212
2.00%, 11/01/2051 3,038 2,422
2.00%, 12/01/2051 2,106 1,673
2.00%, 02/01/2052 2,804 2,254
2.00%, 02/01/2052 764 597
2.00%, 03/01/2052 1,614 1,277
2.50%, 07/01/2051 719 592
2.50%, 12/01/2051 1,829 1,524
2.50%, 12/01/2051 2,868 2,387
2.50%, 12/01/2051 3,906 3,269
2.50%, 01/01/2052 1,755 1,460
2.50%, 01/01/2052 2,962 2,453
2.50%, 01/01/2054 2,310 1,892
2.50%, 08/01/2056
(s)
665 542
3.00%, 07/01/2051 2,256 1,957
3.00%, 03/01/2052 1,455 1,253
3.00%, 03/01/2052 3,110 2,706
3.50%, 05/01/2052 1,947 1,746
3.50%, 05/01/2052 1,473 1,320
4.00%, 07/01/2052 785 723
4.00%, 08/01/2052 2,726 2,513
4.00%, 10/01/2052 1,059 975
4.00%, 03/01/2053 3,137 2,888
4.00%, 04/01/2054 910 839
4.50%, 06/01/2052 1,130 1,075
4.50%, 08/01/2052 1,113 1,056
4.50%, 08/01/2052 1,351 1,282
4.50%, 09/01/2052 1,599 1,517
4.50%, 10/01/2052 508 480
4.50%, 10/01/2052 1,753 1,671
4.50%, 02/01/2053 2,054 1,950
4.50%, 07/01/2053 2,117 2,002
4.50%, 01/01/2054 1,188 1,128
4.50%, 01/01/2056 1,219 1,151
5.00%, 07/01/2052 2,145 2,105
5.00%, 04/01/2053 286 278
5.00%, 06/01/2053 1,835 1,794
5.00%, 06/01/2053 2,931 2,860
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 08/01/2053 $ 2,014 $ 1,955
5.00%, 11/01/2054 1,301 1,270
5.00%, 11/01/2054 1,443 1,402
5.00%, 02/01/2055 455 445
5.00%, 02/01/2055 1,082 1,051
5.00%, 01/01/2056 824 798
5.00%, 01/01/2056 947 923
5.00%, 02/01/2056 1,466 1,419
5.00%, 03/01/2056 1,485 1,436
5.50%, 08/01/2041
(s)
1,200 1,212
5.50%, 02/01/2053 2,531 2,542
5.50%, 07/01/2053 1,104 1,111
5.50%, 11/01/2053 1,532 1,536
5.50%, 11/01/2053 1,379 1,376
5.50%, 03/01/2054 1,124 1,122
5.50%, 05/01/2054 1,229 1,232
5.50%, 05/01/2054 1,165 1,160
5.50%, 10/01/2054 1,645 1,635
5.50%, 10/01/2054 2,303 2,307
5.50%, 02/01/2055 2,732 2,727
5.50%, 06/01/2055 776 774
5.50%, 08/01/2055 1,376 1,367
5.50%, 10/01/2055 1,644 1,639
5.50%, 06/01/2056 999 992
6.00%, 04/01/2054 1,286 1,322
6.00%, 06/01/2054 777 795
6.00%, 09/01/2054 836 857
6.00%, 09/01/2054 1,440 1,463
6.00%, 11/01/2054 1,602 1,642
6.00%, 09/01/2055 1,308 1,337
6.00%, 08/01/2056
(s)
453 458
6.50%, 05/01/2054 431 445
$ 109,448
Government National Mortgage Association (GNMA) - 2 .11%
2.00%, 01/20/2051 1,133 909
2.00%, 05/20/2051 971 779
2.00%, 07/20/2051 1,584 1,271
2.00%, 08/20/2051 960 770
2.00%, 04/20/2052 1,429 1,146
2.50%, 04/20/2051 1,801 1,505
2.50%, 07/20/2051 354 296
2.50%, 09/20/2051 1,758 1,468
2.50%, 05/20/2052 1,762 1,472
3.00%, 09/20/2051 794 690
4.00%, 03/20/2049 1,541 1,422
4.00%, 03/20/2050 512 472
4.00%, 10/20/2052 992 913
4.50%, 05/20/2048 2,021 1,928
4.50%, 05/20/2052 946 895
4.50%, 09/20/2052 454 430
4.50%, 02/20/2053 1,600 1,513
4.50%, 03/20/2054 831 780
4.50%, 10/20/2054 1,020 960
4.50%, 11/20/2054 3,169 2,980
5.00%, 12/20/2052 1,043 1,018
5.00%, 01/20/2053 2,134 2,079
5.00%, 02/20/2053 865 843
5.00%, 05/20/2053 1,559 1,516
5.00%, 08/20/2053 2,374 2,311
5.00%, 09/20/2053 1,311 1,277
5.00%, 10/20/2053 1,346 1,310
5.00%, 04/20/2054 2,415 2,344
5.00%, 05/20/2055 675 654
5.00%, 08/20/2056
(s)
410 397
5.50%, 03/20/2053 731 733
5.50%, 06/20/2053 643 644
5.50%, 08/20/2053 1,084 1,084

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 04/20/2054 $ 2,068 $ 2,064
5.50%, 07/20/2054 679 678
5.50%, 08/20/2056
(s)
1,000 993
$ 42,544
U.S. Treasury - 1 .31%
1.88%, 11/15/2051 1,668 867
2.25%, 02/15/2052 1,050 599
2.75%, 11/15/2042 798 583
3.25%, 05/15/2042 454 360
3.88%, 08/15/2034 986 936
3.95%, 01/31/2028
(t),(u)
9,546 9,556
US Treasury 3 Month Bill Money Market
Yield + 0.10%
4.00%, 07/31/2032 197 192
4.00%, 11/15/2035 892 846
4.01%, 07/31/2027 1,279 1,281
US Treasury 3 Month Bill Money Market
Yield + 0.16%
4.13%, 07/15/2029 260 258
4.13%, 08/15/2044 549 477
4.25%, 11/15/2034 1,536 1,494
4.25%, 08/15/2054 2,273 1,930
4.38%, 05/15/2034 534 525
4.38%, 05/15/2036 221 215
4.63%, 05/15/2044 414 384
4.63%, 05/15/2054 1,407 1,272
4.63%, 02/15/2055 874 790
4.63%, 11/15/2055 404 366
4.75%, 02/15/2045 753 708
4.75%, 08/15/2055 656 606
4.75%, 02/15/2056 1,533 1,417
5.00%, 05/15/2045 896 868
$ 26,530
U.S. Treasury Bill - 0 .76%
3.64%, 08/27/2026
(q)
13,575 13,543
3.76%, 12/24/2026
(q)
1,900 1,871
$ 15,414
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 193,936
Total Investments $ 1,966,579
Other Assets and Liabilities -  2.80% 56,737
TOTAL NET ASSETS - 100.00% $ 2,023,316
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,273 or
0.41% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $20,567. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $773,326 or 38.22% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $46,239 or 2.29% of net assets.
(n) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,935 or 0.39% of net assets.
(o) Security is an Interest Only Strip.
(p) Security purchased on a when-issued basis.
(q) Rate shown is the discount rate of the original purchase.
(r) This Senior Floating Rate Note will settle after July 31, 2026, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.
(t) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$268 or 0.01% of net assets.
(u) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $421 or 0.02% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 136,493 $ 1,591,139 $ 1,624,904 $ 102,728
$ 136,493 $ 1,591,139 $ 1,624,904 $ 102,728
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 1,707 $ — $ — $ —
$ 1,707 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 212 0.01%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020-10/10/2025 14,671 — 0.00%
Specialty Steel   12.00%, 11/15/2033 08/11/2025 34,200 18,196 0.90%
Total $ 18,408 0.91%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; September 2026 Short 55 $ 5,940 $ 93
US 10 Year Treasury Note; September 2026 Long 51 5,508 (82)
US 10 Year Treasury Ultra Note; September 2026 Long 14 1,536 (27)
US 2 Year Treasury Note; September 2026 Short 23 4,729 18
US 2 Year Treasury Note; September 2026 Long 97 19,944 (44)
US 5 Year Treasury  Note; September 2026 Short 118 12,505 115
US Long Bond; September 2026 Short 6 650 27
US Ultra Bond; September 2026 Short 1 110 3
Total $ 103
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 08/20/2026 EUR 3 $ 4 $ — $ —
Bank of New York Mellon 08/20/2026 $ 3,137 EUR 2,685 39 —
Citigroup Inc 08/31/2026 EUR 15 $ 17 — —
Citigroup Inc 08/31/2026 $ 13 EUR 11 — —
Goldman Sachs & Co 08/31/2026 EUR 15 $ 17 — —
HSBC Securities Inc 08/24/2026 $ 4,226 PLN 16,050 — (72)
HSBC Securities Inc 08/24/2026 $ 5,648 MXN 99,025 — (61)
HSBC Securities Inc 08/24/2026 $ 1,460 ZAR 24,025 7 —
JPMorgan Chase 08/14/2026 $ 16,673 EUR 14,573 — (138)
JPMorgan Chase 08/24/2026 TRY 645,700 $ 13,359 29 —
JPMorgan Chase 08/24/2026 $ 11,284 EUR 9,850 — (83)
JPMorgan Chase 08/24/2026 $ 3,148 ZAR 51,975 13 (6)
JPMorgan Chase 08/24/2026 $ 1,192 HUF 380,975 — (12)
JPMorgan Chase 08/31/2026 EUR 20 $ 23 — —
Morgan Stanley & Co 08/31/2026 EUR 198 $ 231 — (3)
Morgan Stanley & Co 08/31/2026 $ 660 EUR 565 8 —
Total $ 96 $ (375)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Bank of America NA ITRX.FIN.SNR.44  0-3%
Index Tranche
(b)
N/A (1.00)% Quarterly 12/20/2030 EUR 140 $ 32 $ (2) $ 30 $ —
Bank of America NA ITRX.FIN.SNR.44  3-6%
Index Tranche
(b)
N/A (1.00)% Quarterly 12/20/2030 310 8 (1) 7 —
Goldman Sachs & Co CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 $ 1,130 (65) (45) — (110)
Goldman Sachs & Co CMBX.11.BBB- N/A (3.00)% Monthly 11/18/2054 650 79 (10) 69 —
Goldman Sachs & Co CMBX.18.BBB- N/A (3.00)% Monthly 12/17/2057 670 50 5 55 —
Goldman Sachs & Co CMBX.18.BBB- N/A (3.00)% Monthly 12/17/2057 489 30 10 40 —
Goldman Sachs & Co CMBX.6.BBB- N/A (3.00)% Monthly 05/11/2063 92 13 11 24 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 150 (8) 142 —
Morgan Stanley & Co CMBX.18.BBB- N/A (3.00)% Monthly 12/17/2057 489 33 7 40 —
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 208 5 13 18 —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 68 3 71 —
Total $ 403 $ (17) $ 496 $ (110)

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(c)
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(d)
Bank of America NA ITRX.FIN.SNR.44  12-
100% Index Tranche
(b)
N/A 1.00% Quarterly 12/20/2030 EUR 3,350 $ 114 $ 4 $ 118 $ —
Bank of America NA ITRX.XOVER.42  12-
100% Index Tranche
(b)
N/A 1.00% Quarterly 12/20/2029 7,340 184 41 225 —
BNP Paribas ITRX.FIN.SNR.44  35-
100% Index Tranche
(b)
N/A 5.00% Quarterly 12/20/2030 2,100 433 (2) 431 —
Goldman Sachs & Co CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 1,730 200 35 235 —
Goldman Sachs & Co CDX.NA.HY.43  15-25%
Index Tranche
(b)
N/A 5.00% Quarterly 12/20/2029 250 (10) 34 24 —
Goldman Sachs & Co CDX.NA.HY.43  25-35%
Index Tranche
(b)
N/A 5.00% Quarterly 12/20/2029 250 17 17 34 —
JPMorgan Chase CDX.NA.HY.45  35-
100% Index Tranche
(b)
N/A 5.00% Quarterly 12/20/2030 1,343 236 1 237 —
Morgan Stanley & Co CDX.NA.HY.43  25-35%
Index Tranche
(b)
N/A 5.00% Quarterly 12/20/2029 376 46 5 51 —
Morgan Stanley & Co CMBX.17.BBB- N/A 3.00% Monthly 12/15/2056 376 (48) (9) — (57)
Total $ 1,172 $ 126 $ 1,355 $ (57)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of July 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.45 N/A (1.00)% Quarterly 12/20/2030 $ 3,240 $ (59) $ (8) $ (67)
CDX.NA.IG.46 N/A (1.00)% Quarterly 06/20/2031 5,857 (95) (26) (121)
ITRX.EUROPE.42 N/A (1.00)% Quarterly 12/20/2029 EUR 4,400 (61) (42) (103)
ITRX.FIN.SNR.44 N/A (1.00)% Quarterly 12/20/2030 4,722 (87) (26) (113)
ITRX.FIN.SNR.44 N/A (5.00)% Quarterly 12/20/2030 930 (105) (7) (112)
Total $ (407) $ (109) $ (516)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) A credit default tranche is a type of credit default swap that allows an investor to gain exposure to a particular portion of the loss distribution on a specified credit index.
Tranches are defined by attachment and detachment points that specify the range of exposure to which an investor is receiving or providing protection with respect to the specified credit index.
(c) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $4,325 and 12,790 EUR.
(d) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc Secured Overnight Financing
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/08/2026
Annual 09/09/2026 NGN 1,800,000 $ — $ 39 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/16/2026 546,000 — 15 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/17/2026 144,000 — 4 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 149,000 — 4 —

Schedule of Investments
Diversified Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 NGN 1,441,000 $ — $ 43 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 450,000 — 13 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
10/13/2026
Annual 10/15/2026 835,000 — 13 —
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
10/13/2026
Annual 10/13/2026 500,000 — 8 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Uganda Government Bond,
16.00%, 05/14/2037
Annual 05/18/2037 UGX 3,904,000 — — (17)
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Uganda Government Bond,
16.25%, 11/13/2035
Annual 11/13/2035 2,009,000 — — (12)
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/04/2026
Annual 08/04/2026 NGN 612,000 — 30 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/25/2026
Annual 08/25/2026 2,100,000 — 73 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/08/2026
Annual 09/08/2026 780,000 — 23 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/16/2026 400,000 — 13 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/17/2026 556,000 — 16 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
11/17/2026
Annual 11/19/2026 329,000 — — —
Total $ — $ 294 $ (29)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .63 % Shares Held Value (000's)
Money Market Funds - 0 .63%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
6,391,901 $ 6,392
TOTAL INVESTMENT COMPANIES $ 6,392
COMMON STOCKS - 99 .49 % Shares Held Value (000's)
Advertising - 0 .59%
Publicis Groupe SA 55,845 $ 5,960
Aerospace & Defense - 1 .64%
BAE Systems PLC 583,702 16,524
Agriculture - 1 .89%
British American Tobacco PLC 314,254 19,063
Airlines - 0 .87%
Ryanair Holdings PLC 314,529 8,820
Apparel - 1 .65%
Adidas AG 14,483 2,680
Gildan Activewear Inc 103,200 5,712
LVMH Moet Hennessy Louis Vuitton SE 5,285 2,902
Samsonite Group SA
(c)
2,964,500 5,335
$ 16,629
Automobile Manufacturers - 1 .72%
Daimler Truck Holding AG 306,681 17,346
Automobile Parts & Equipment - 0 .28%
Nisshinbo Holdings Inc 213,300 2,866
Banks - 15 .63%
AIB Group PLC 1,664,392 19,796
BNP Paribas SA 80,881 10,277
Credicorp Ltd 35,744 14,318
DBS Group Holdings Ltd 265,460 15,316
Erste Group Bank AG 138,126 18,056
FinecoBank Banca Fineco SpA 169,667 4,648
HDFC Bank Ltd ADR 306,880 7,344
National Bank of Greece SA 588,074 11,004
NatWest Group PLC 1,364,379 12,870
Nordea Bank Abp 194,962 3,938
Piraeus Bank SA
(d)
562,380 6,560
PT Bank Central Asia Tbk 7,881,570 2,762
Societe Generale SA 63,517 5,970
Swedbank AB 98,662 3,946
UniCredit SpA 222,904 21,023
$ 157,828
Beverages - 0 .92%
Arca Continental SAB de CV 240,100 2,742
Carlsberg AS 26,446 3,894
Varun Beverages Ltd 573,077 2,656
$ 9,292
Biotechnology - 1 .47%
Argenx SE
(d)
17,343 14,854
Building Materials - 2 .03%
Daikin Industries Ltd 33,200 4,809
Mitsubishi Electric Corp 435,000 15,670
$ 20,479
Commercial Services - 1 .96%
Elis SA 248,097 7,116
Localiza Rent a Car SA 417,787 3,114
Sunbelt Rentals Holdings Inc 132,833 9,517
$ 19,747
Computers - 2 .86%
BayCurrent Inc 139,900 6,310
Fujitsu Ltd 833,100 19,202
Obic Co Ltd 118,100 3,388
$ 28,900
Cosmetics & Personal Care - 1 .88%
Haleon PLC 2,960,433 14,493
Unilever PLC 71,027 4,519
$ 19,012
Distribution & Wholesale - 1 .13%
Rexel SA 275,868 11,447
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .68%
Banco BTG Pactual SA 353,600 $ 3,956
IG Group Holdings PLC 146,155 2,880
$ 6,836
Electrical Components & Equipment - 0 .38%
Delta Electronics Inc 77,000 3,788
Electronics - 2 .20%
Chroma ATE Inc 70,000 4,398
Halma PLC 66,858 3,194
Hoya Corp 95,660 14,628
$ 22,220
Engineering & Construction - 2 .73%
Balfour Beatty PLC 374,559 4,366
Enav SpA
(c)
532,830 3,112
Kajima Corp 162,500 5,430
Obayashi Corp 488,000 9,591
Stantec Inc 71,500 5,046
$ 27,545
Entertainment - 1 .19%
Entain PLC 1,246,303 9,124
Universal Music Group NV 174,038 2,872
$ 11,996
Food - 0 .83%
Tesco
PLC
752,230 4,951
Toyo Suisan Kaisha Ltd 53,200 3,452
$ 8,403
Healthcare - Products - 1 .42%
Alcon AG 67,067 4,606
Medtronic PLC 48,736 4,162
QIAGEN NV 135,198 5,597
$ 14,365
Healthcare - Services - 0 .96%
ICON PLC
(d)
59,345 9,707
Insurance - 6 .48%
AIA Group Ltd 1,754,000 17,682
Fairfax Financial Holdings Ltd 3,527 5,906
Hannover Rueck SE 28,956 8,347
Sompo Holdings Inc 427,600 18,984
Tokio Marine Holdings Inc 284,800 14,515
$ 65,434
Internet - 6 .44%
Scout24 SE
(c)
73,752 6,323
Spotify Technology SA
(d)
35,504 17,750
Tencent Holdings Ltd 481,300 29,409
Trip.com Group Ltd
(d)
246,050 11,527
$ 65,009
Investment Companies - 0 .36%
Rosebank Industries PLC
(d)
803,843 3,647
Iron & Steel - 1 .09%
Vale SA 733,100 11,040
Lodging - 1 .97%
Galaxy Entertainment Group Ltd 2,367,000 10,323
InterContinental Hotels Group PLC 59,442 9,612
$ 19,935
Machinery - Construction & Mining - 0 .80%
Komatsu Ltd 186,900 8,110
Machinery - Diversified - 1 .87%
Atlas Copco AB - A Shares 455,307 9,621
Keyence Corp 18,432 9,245
$ 18,866
Metal Fabrication & Hardware - 0 .40%
APL Apollo Tubes Ltd 209,605 3,996
Mining - 4 .54%
Agnico Eagle Mines Ltd 37,600 5,459
Sandfire Resources Ltd
(d)
610,520 8,082
Teck Resources Ltd 456,205 27,453
Wheaton Precious Metals Corp 44,800 4,873
$ 45,867

Schedule of Investments
Diversified International Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .41%
BP PLC 2,035,232 $ 15,291
Canadian Natural Resources Ltd 90,631 4,318
Suncor Energy Inc 371,745 24,964
$ 44,573
Packaging & Containers - 0 .65%
Toyo Seikan Group Holdings Ltd 256,500 6,517
Pharmaceuticals - 2 .71%
Ascendis Pharma A/S
(d)
19,682 4,801
AstraZeneca PLC 117,074 19,915
Zealand Pharma A/S
(d)
57,051 2,682
$ 27,398
Pipelines - 0 .31%
Gibson Energy Inc 136,000 3,113
Retail - 3 .45%
Cie Financiere Richemont SA 35,405 8,368
Industria de Diseno Textil SA 122,434 7,990
Next PLC 10,484 2,100
Yum China Holdings Inc 345,431 16,368
$ 34,826
Semiconductors - 14 .76%
ASM International NV 7,462 6,911
ASML Holding NV 23,065 38,010
Samsung Electronics Co Ltd 226,911 39,495
Taiwan Semiconductor Manufacturing Co Ltd 873,544 64,612
$ 149,028
Software - 1 .75%
Nemetschek SE 47,016 3,169
Nice Ltd ADR
(d)
73,435 7,255
Sage Group PLC/The 550,024 7,245
$ 17,669
Telecommunications - 0 .59%
Zegona Communications plc 299,602 5,913
TOTAL COMMON STOCKS $ 1,004,568
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Commercial Services - 0 .02%
Localiza Rent a Car SA 0.52% 29,779 $ 214
TOTAL PREFERRED STOCKS $ 214
Total Investments $ 1,011,174
Other Assets and Liabilities -  (0.14)% (1,454)
TOTAL NET ASSETS - 100.00% $ 1,009,720
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,770 or 1.46% of net assets.
(d) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 4,062 $ 506,732 $ 504,402 $ 6,392
$ 4,062 $ 506,732 $ 504,402 $ 6,392
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 239 $ — $ — $ —
$ 239 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .02 % Shares Held Value (000's)
Money Market Funds - 1 .02%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
1,061,606 $ 1,062
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(c)
79,689,698 79,690
$ 80,752
TOTAL INVESTMENT COMPANIES $ 80,752
COMMON STOCKS - 99 .03 % Shares Held Value (000's)
Advertising - 1 .04%
Publicis Groupe SA ADR 3,116,780 $ 82,782
Automobile Manufacturers - 4 .18%
Cummins Inc 248,570 157,643
PACCAR Inc 1,308,889 173,663
$ 331,306
Banks - 12 .66%
Bank of America Corp 3,067,996 190,062
Citigroup Inc 829,757 109,901
JPMorgan Chase & Co 734,140 258,263
Morgan Stanley 1,105,505 232,621
PNC Financial Services Group Inc/The 854,038 213,399
$ 1,004,246
Beverages - 2 .89%
Coca-Cola Co/The 2,618,048 229,315
Biotechnology - 1 .62%
Corteva Inc 1,630,350 128,325
Building Materials - 2 .01%
Trane Technologies PLC 349,728 159,109
Chemicals - 0 .49%
Air Products and Chemicals Inc 132,530 39,082
Computers - 4 .70%
Apple Inc 1,206,523 372,707
Cosmetics & Personal Care - 1 .71%
Procter & Gamble Co/The 940,515 135,895
Diversified Financial Services - 2 .26%
Blackrock Inc 121,195 132,150
Nasdaq Inc 504,211 47,491
$ 179,641
Electric - 3 .88%
NextEra Energy Inc 1,328,436 115,468
Sempra 586,461 51,931
WEC Energy Group Inc 636,202 69,613
Xcel Energy Inc 907,837 70,993
$ 308,005
Healthcare - Products - 2 .72%
Abbott Laboratories 1,166,361 123,285
STERIS PLC 404,633 92,418
$ 215,703
Healthcare - Services - 2 .46%
HCA Healthcare Inc 282,445 113,710
UnitedHealth Group Inc 196,014 81,228
$ 194,938
Home Builders - 2 .53%
DR Horton Inc 1,404,011 200,858
Insurance - 3 .42%
Chubb Ltd 649,711 227,840
Fidelity National Financial Inc 847,972 43,747
$ 271,587
Internet - 1 .57%
Alphabet Inc - A Shares 349,677 124,530
Iron & Steel - 1 .68%
Reliance Inc 327,772 133,108
Lodging - 2 .38%
Hilton Worldwide Holdings Inc 590,116 189,126
Machinery - Diversified - 1 .41%
Deere & Co 189,457 112,285
Miscellaneous Manufacturers - 2 .00%
Parker-Hannifin Corp 162,261 158,453
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .90%
Chevron Corp 437,688 $ 86,150
EOG Resources Inc 982,030 146,018
Marathon Petroleum Corp 495,152 156,701
$ 388,869
Pharmaceuticals - 6 .56%
AstraZeneca PLC 479,724 81,380
Eli Lilly & Co 71,705 82,378
Merck & Co Inc 1,353,003 176,161
Novartis AG ADR 935,325 146,051
Roche Holding AG ADR 626,285 34,239
$ 520,209
Pipelines - 1 .31%
Enterprise Products Partners LP 2,741,167 104,301
Private Equity - 1 .30%
KKR & Co Inc 1,016,911 103,145
REITs - 3 .40%
Equity LifeStyle Properties Inc 1,882,406 122,488
Prologis Inc 1,016,039 146,930
$ 269,418
Retail - 7 .33%
Costco Wholesale Corp 238,066 226,613
Dick's Sporting Goods Inc 581,376 113,897
Starbucks Corp 1,026,141 108,001
Williams-Sonoma Inc 581,339 132,929
$ 581,440
Semiconductors - 7 .55%
Broadcom Inc 471,005 183,353
Monolithic Power Systems Inc 108,721 155,039
Taiwan Semiconductor Manufacturing Co Ltd ADR 644,823 260,670
$ 599,062
Software - 5 .42%
Microsoft Corp 602,382 279,939
Salesforce Inc 302,172 55,605
SAP SE ADR
(d)
515,057 94,575
$ 430,119
Telecommunications - 2 .29%
Motorola Solutions Inc 202,615 88,290
T-Mobile US Inc 541,412 93,507
$ 181,797
Transportation - 1 .36%
Expeditors International of Washington Inc 644,646 108,230
TOTAL COMMON STOCKS $ 7,857,591
Total Investments $ 7,938,343
Other Assets and Liabilities -  (0.05)% (4,269)
TOTAL NET ASSETS - 100.00% $ 7,934,074
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,062 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,057 or 0.01% of net assets.

Schedule of Investments
Equity Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 37,248 $ 2,683,920 $ 2,641,478 $ 79,690
$ 37,248 $ 2,683,920 $ 2,641,478 $ 79,690
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 2,234 $ — $ — $ —
$ 2,234 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .12 % Shares Held Value (000's)
Money Market Funds - 6 .12%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
391,916 $ 392
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
57,895,413 57,895
$ 58,287
TOTAL INVESTMENT COMPANIES $ 58,287
BONDS - 90 .34%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .93%
Czechoslovak Group AS
6.50%, 01/10/2031
(d),(e)
$ 4,675 $ 4,737
6.50%, 01/10/2031 4,100 4,154
$ 8,891
Banks - 10 .02%
Ardshinbank CJSC Via Dilijan Finance BV
6.60%, 01/22/2031
(e)
2,650 2,650
6.60%, 01/22/2031 425 425
Banco Mercantil del Norte SA/Grand Cayman
8.00%, 01/24/2033
(e),(f),(g),(h)
5,125 5,120
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Banco Nacional de Mexico SA
6.70%, 08/07/2036
(e),(g),(h)
5,000 4,925
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank Leumi Le-Israel BM
5.74%, 09/09/2036
(e),(g),(h)
5,775 5,694
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.55%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(g),(h)
2,800 2,724
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
7.63%, 02/11/2035
(e),(g),(h)
6,150 6,288
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
7.63%, 02/11/2035
(g),(h)
1,500 1,534
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BOI Finance BV
7.50%, 02/16/2027 EUR 8,180 9,586
BSF Finance
5.76%, 09/03/2035
(g)
$ 6,325 6,173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Emirates NBD Bank PJSC
4.53%, 01/13/2031 5,325 5,173
HSBC Holdings PLC
6.75%, 11/18/2032
(f),(g),(h)
3,825 3,797
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Ipoteka-Bank ATIB
6.45%, 10/09/2030 2,375 2,375
Mizrahi Tefahot Bank Ltd
5.84%, 04/15/2036
(d),(e),(g),(h)
8,225 8,175
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%
National Bank of Uzbekistan
7.20%, 07/17/2030 2,150 2,209
8.50%, 07/05/2029 4,225 4,471
Riyad Sukuk Ltd
6.21%, 07/14/2035
(g)
5,425 5,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Saudi Awwal Bank
5.95%, 09/04/2035
(g)
6,425 6,338
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
SNB Sukuk Ltd
5.94%, 07/18/2036
(g)
$ 5,850 $ 5,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
Standard Chartered PLC
7.00%, 06/08/2033
(e),(f),(g),(h)
3,700 3,677
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.67%
7.63%, 01/16/2032
(d),(e),(f),(g),(h)
2,725 2,840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
$ 95,427
Building Materials - 0 .88%
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.75%, 05/21/2030 2,625 2,755
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 5,625 5,652
$ 8,407
Chemicals - 1 .80%
Braskem Idesa SAPI
0.00%, 11/15/2029
(i)
5,700 3,763
0.00%, 02/20/2032
(i)
2,775 1,811
Dangote Fertiliser Ltd
7.75%, 05/05/2031
(e)
7,800 7,824
7.75%, 05/05/2031 1,050 1,052
Sasol Financing USA LLC
8.75%, 04/10/2033
(e)
2,550 2,659
$ 17,109
Commercial Services - 0 .53%
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 4,975 5,080
Diversified Financial Services - 0 .20%
Kona Spc Ltd
4.97%, 12/29/2026
(e),(j)
EUR 1,700 1,935
12 Month Euro Interbank Offered Rate +
2.70%
Electric - 3 .17%
Comision Federal de Electricidad
5.00%, 09/29/2036 $ 2,115 1,979
COX Asset Mexico SA de CV
7.13%, 01/08/2032
(e)
5,100 5,074
Eastern European Electric Co BV
6.50%, 05/15/2030
(e)
EUR 2,050 2,442
6.50%, 05/15/2030 1,200 1,430
Energo - Pro as
6.45%, 04/15/2031 3,425 3,947
8.00%, 05/27/2030 850 1,028
8.00%, 05/27/2030
(e)
4,250 5,141
Saavi Energia Sarl
8.88%, 02/10/2035
(e)
$ 8,450 9,133
$ 30,174
Energy - Alternate Sources - 0 .42%
FS Luxembourg Sarl
8.63%, 06/25/2033
(e)
2,300 2,189
8.63%, 06/25/2033
(d)
1,900 1,809
$ 3,998
Engineering & Construction - 3 .11%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners C
7.88%, 02/03/2030 950 968
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(e)
5,775 5,885
HTA Group Ltd/Mauritius
6.75%, 04/01/2031
(e)
3,975 4,007
7.50%, 06/04/2029
(e)
3,525 3,604
7.50%, 06/04/2029 2,850 2,914

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
IHS Holding Ltd
7.88%, 05/29/2030
(e)
$ 4,225 $ 4,332
7.88%, 05/29/2030 2,200 2,256
IHS Mauritius NG Holdco Ltd
8.00%, 09/18/2027
(d)
3,420 3,416
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(e)
2,323 2,289
$ 29,671
Food - 1 .05%
Grupo Nutresa SA
7.88%, 10/21/2031
(e),(f),(g)
4,850 4,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
7.88%, 10/21/2031
(f),(g)
250 247
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
8.00%, 05/12/2030
(e)
4,675 4,930
$ 9,963
Iron & Steel - 0 .61%
Samarco Mineracao SA
4.00%, PIK 5.00%; 06/30/2031
(k),(l)
5,774 5,818
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(i),(j)
200 —
$ 5,818
Lodging - 0 .44%
Gohl Capital Holdings Ltd
7.63%, 10/29/2031
(f),(g)
4,350 4,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.71%
Mining - 3 .11%
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(e)
7,175 7,216
7.88%, 01/23/2030 1,650 1,659
Vedanta Resources Finance II PLC
7.00%, 07/13/2032
(e)
5,000 5,004
7.38%, 07/13/2034
(e)
4,750 4,727
WE Soda Investments Holding PLC
9.38%, 02/14/2031 3,900 3,794
9.50%, 10/06/2028 3,550 3,572
9.50%, 10/06/2028
(e)
3,675 3,698
$ 29,670
Oil & Gas - 9 .99%
Azule Energy Finance Plc
8.13%, 01/23/2030
(e)
5,050 5,128
8.13%, 01/23/2030 675 685
8.25%, 01/22/2031
(e)
4,525 4,604
Constellation Oil Services Holding SA
7.70%, 08/03/2033
(e),(m)
2,400 2,416
Dangote Petroleum Refinery And Petrochemicals
Fze
7.50%, 07/16/2031 2,700 2,690
Energean Israel Finance Ltd
5.38%, 03/30/2028
(e)
5,550 5,499
Energean PLC
5.63%, 05/12/2031
(e)
EUR 2,450 2,802
Kosmos Energy Ltd
7.50%, 03/01/2028 $ 2,775 2,737
Leviathan Bond Ltd
6.50%, 06/30/2027
(e)
7,325 7,336
Petroleos de Venezuela SA
0.00%, 05/16/2024
(i)
36,475 13,673
0.00%, 11/15/2026
(i)
7,675 2,890
Petroleos Mexicanos
5.95%, 01/28/2031 5,800 5,681
6.70%, 02/16/2032 8,500 8,479
6.84%, 01/23/2030 7,855 7,973
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Puma International Financing SA
7.75%, 04/25/2029
(e)
$ 5,025 $ 5,155
7.75%, 04/25/2029 1,125 1,154
Sonangol Finance Ltd
10.00%, 01/29/2031 9,200 9,389
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 1,383 1,381
Uzbekneftegaz JSC
8.75%, 05/07/2030
(d),(e)
3,725 3,970
8.75%, 05/07/2030 1,475 1,572
$ 95,214
Oil & Gas Services - 0 .58%
Yinson Boronia Production BV
8.95%, 07/31/2042 5,041 5,554
Pipelines - 1 .55%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 5,669 5,819
Golar LNG Ltd
7.50%, 10/02/2030
(e)
4,275 4,363
Green Palm Bidco Sarl
5.96%, 06/30/2041
(e)
3,800 3,724
Transportadora de Gas del Sur SA
8.50%, 07/24/2031 775 821
$ 14,727
Real Estate - 1 .04%
Aldar Properties PJSC
5.88%, 04/14/2056
(e),(g)
4,750 4,359
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
5.88%, 04/14/2056
(g)
500 459
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
Mobiliare Latam SA / Mobiliare Latam Mexico SA
de CV
6.75%, 11/10/2032
(e)
3,875 3,876
6.75%, 11/10/2032 1,250 1,251
$ 9,945
Regional Authority - 1 .59%
Province of Santa Fe
8.10%, 12/11/2034
(e)
4,225 4,214
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(k)
7,493 6,207
Provincia de Cordoba
8.60%, 02/03/2035
(e)
4,775 4,744
$ 15,165
REITs - 0 .20%
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(k)
1,875 1,880
Sovereign - 41 .77%
Angolan Government International Bond
8.00%, 11/26/2029 1,943 1,984
9.38%, 03/31/2033
(e)
6,050 6,234
Argentine Republic Government International Bond
0.75%, 07/09/2030
(k)
8,720 7,613
4.12%, 07/09/2035
(k)
4,250 3,360
Benin Sukuk SA
6.20%, 01/29/2033 2,850 2,740
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 50,754 9,870
9.76%, 01/01/2033 55,830 9,042
9.76%, 01/01/2035 62,518 9,719
Brazilian Government International Bond
4.88%, 04/23/2033 EUR 3,125 3,537
Chile Government International Bond
3.24%, 02/06/2028 $ 13,125 12,836

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombian TES
12.75%, 11/28/2040 COP 34,506,400 $ 11,432
13.25%, 02/09/2033 46,663,500 15,402
Czech Republic Government Bond
3.60%, 06/03/2036 CZK 478,100 20,415
4.95%, 02/27/2037 272,150 12,898
Eagle Funding Luxco Sarl
5.50%, 08/17/2030 $ 9,525 9,508
Ecuador Government International Bond
0.00%, 07/31/2030
(i)
5,080 4,300
6.90%, 07/31/2035
(k)
3,138 2,821
Egypt Government Bond
22.42%, 01/06/2028 EGP 126,300 2,414
24.46%, 10/01/2027 155,400 2,963
25.32%, 08/13/2027 162,225 3,144
Egypt Treasury Bills
20.25%, 10/27/2026
(n)
145,000 2,681
21.04%, 09/22/2026
(n)
75,000 1,419
21.07%, 09/08/2026
(n)
138,900 2,653
21.32%, 08/25/2026
(n)
109,400 2,110
21.36%, 01/12/2027
(n)
59,075 1,039
21.67%, 12/15/2026
(n)
124,300 2,227
21.76%, 12/08/2026
(n)
48,250 869
Ghana Government International Bond
0.00%, 01/03/2030
(e),(i)
$ 2,640 2,315
0.00%, 01/03/2030
(i)
4,147 3,636
5.00%, 07/03/2029
(e),(k)
4,706 4,608
5.00%, 07/03/2029 2,044 2,001
Hungary Government Bond
4.50%, 03/23/2028 HUF 4,813,000 15,010
6.25%, 09/23/2037 1,570,650 5,243
7.00%, 10/24/2035 5,071,670 17,611
Hungary Government International Bond
4.25%, 05/21/2037 EUR 3,550 3,976
Mexican Bonos
8.50%, 11/18/2038 MXN 254,870 13,681
Mexican Udibonos
2.75%, 11/27/2031 84,219 4,466
4.00%, 08/24/2034 63,624 3,520
Mexico Government International Bond
6.25%, 08/27/2037 $ 2,750 2,676
Nigeria Government International Bond
6.13%, 09/28/2028 3,200 3,201
6.50%, 11/28/2027 1,375 1,383
7.14%, 02/23/2030 5,625 5,747
Peru Government Bond
7.60%, 08/12/2039
(e)
PEN 13,675 4,310
Peruvian Government International Bond
6.85%, 08/12/2035
(e)
41,975 12,969
6.90%, 08/12/2037 39,700 11,953
Republic of Cameroon International Bond
8.88%, 01/30/2033 $ 4,300 4,163
9.50%, 07/31/2031 2,800 2,794
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 56,805 13,665
5.00%, 10/25/2035 26,375 6,721
Republic of South Africa Government Bond
8.50%, 01/31/2037 ZAR 111,550 6,571
8.75%, 01/31/2044 156,285 9,004
9.88%, 03/31/2039 102,644 6,518
Romania Government Bond
6.70%, 02/25/2032 RON 23,000 5,021
6.85%, 07/29/2030 27,650 6,092
Romanian Government International Bond
5.63%, 05/30/2037 EUR 11,225 12,538
6.13%, 10/07/2037 1,700 1,957
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
4.00%, 02/01/2032
(e),(k)
$ 3,161 $ 2,619
4.00%, 02/01/2032
(k)
9,595 7,952
4.50%, 02/01/2034
(e),(k)
2,346 1,633
4.50%, 02/01/2034
(k)
13,940 9,686
Venezuela Government International Bond
0.00%, 05/07/2023
(i)
17,275 8,292
0.00%, 01/13/2034
(i)
1,375 669
Zambia Government International Bond
5.75%, 06/30/2033
(k)
8,781 8,587
$ 398,018
Supranational Bank - 1 .65%
Africa Finance Corp
7.50%, 01/21/2030
(e),(f),(g)
4,425 4,467
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.50%, 01/21/2030
(f),(g)
1,150 1,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
African Export-Import Bank/The
6.25%, 01/23/2032
(e)
4,650 4,636
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 5,525 5,499
$ 15,763
Telecommunications - 4 .08%
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(e)
2,700 2,722
7.25%, 07/11/2030 1,550 1,563
DB Terra Chile HoldCo SpA
7.95%, 04/20/2031
(e)
3,225 3,186
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(e)
8,225 8,493
Telecom Argentina SA
9.50%, 07/18/2031 2,550 2,758
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(e)
2,650 2,638
7.00%, 10/28/2029 1,925 1,916
7.25%, 05/18/2031
(e)
3,525 3,484
Veon Midco BV
3.38%, 11/25/2027 731 710
6.95%, 06/01/2031
(e)
5,375 5,349
7.45%, 06/01/2033
(e)
6,075 6,022
$ 38,841
Transportation - 1 .62%
Transnet/South Africa
8.25%, 02/06/2028 9,525 9,848
Yinson Bergenia Production BV
8.50%, 01/31/2045
(e)
2,562 2,747
8.50%, 01/31/2045 2,659 2,852
$ 15,447
TOTAL BONDS $ 860,856
Total Investments $ 919,143
Other Assets and Liabilities -  3.54% 33,724
TOTAL NET ASSETS - 100.00% $ 952,867
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,232 or
0.65% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,047 or 0.63% of net assets.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $271,603 or 28.50% of net assets.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $44,774 or 4.70% of net assets.
(i) Non-income producing security
(j) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 82,233 $ 1,031,866 $ 1,056,204 $ 57,895
$ 82,233 $ 1,031,866 $ 1,056,204 $ 57,895
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 2,248 $ — $ — $ —
$ 2,248 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-Bobl 5 Year; September 2026 Long 814 $ 106,857 $ (1,021)
US 5 Year Treasury  Note; September 2026 Long 1,801 190,864 (1,487)
Total $ (2,508)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
HSBC Securities Inc 08/14/2026 EUR 4,602 $ 5,262 $ 46 $ —
HSBC Securities Inc 08/24/2026 $ 20,919 PLN 79,450 — (354)
HSBC Securities Inc 08/24/2026 $ 21,732 MXN 381,024 — (233)
HSBC Securities Inc 08/24/2026 $ 4,744 ZAR 78,075 24 —
JPMorgan Chase 08/03/2026 $ 1,178 EUR 1,023 — (2)
JPMorgan Chase 08/14/2026 EUR 1,023 $ 1,178 2 —
JPMorgan Chase 08/14/2026 $ 56,609 EUR 49,480 — (469)
JPMorgan Chase 08/24/2026 TRY 2,100,125 $ 43,450 92 —
JPMorgan Chase 08/24/2026 $ 63,804 EUR 55,709 — (485)
JPMorgan Chase 08/24/2026 $ 17,711 ZAR 291,775 94 (21)
JPMorgan Chase 08/24/2026 $ 9,288 HUF 2,967,625 — (89)
Total $ 258 $ (1,653)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/
Sydney, 4.19%,
06/14/2027
0.32% (1.00)% Quarterly 12/20/2028 $ 29,900 $ (443) $ (20) $ — $ (463)
Goldman Sachs & Co Bank of China Ltd/
Sydney, 4.19%,
06/14/2027
0.32% (1.00)% Quarterly 12/20/2028 3,000 (44) (2) — (46)
Goldman Sachs & Co China Construction Bank
Corp/Hong Kong, 4.21%,
07/16/2027
0.23% (1.00)% Quarterly 12/20/2028 29,900 (443) (88) — (531)
Goldman Sachs & Co China Construction Bank
Corp/Hong Kong, 4.21%,
07/16/2027
0.23% (1.00)% Quarterly 12/20/2028 3,000 (44) (9) — (53)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.26% (1.00)% Quarterly 12/20/2028 $ 29,900 $ (442) $ (62) $ — $ (504)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.23% (1.00)% Quarterly 12/20/2028 3,000 (44) (9) — (53)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.23% (1.00)% Quarterly 12/20/2028 29,900 (443) (88) — (531)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.29% (1.00)% Quarterly 06/20/2029 3,000 (45) (14) — (59)
Total $ (1,948) $ (292) $ — $ (2,240)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of July 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.46 N/A (5.00)% Quarterly 06/20/2031 $ 27,001 $ (986) $ (1,044) $ (2,030)
ITRX.XOVER.45 N/A (5.00)% Quarterly 06/20/2031 EUR 27,200 (2,707) (415) (3,122)
Total $ (3,693) $ (1,459) $ (5,152)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums Paid/
(Received)
Fair
Value
6 Month Prague Interbank
Offered Rate
Pay 4.21% Semiannual Annual N/A 09/16/2031 CZK 377,600 $ (256) $ (3) $ (259)
Total $ (256) $ (3) $ (259)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
08/11/2026
Annual 08/11/2026 NGN 2,264,100 $ — $ 129 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
08/11/2026
Annual 08/11/2026 1,780,920 — 81 —
Citigroup Inc Secured Overnight Financing
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/08/2026
Annual 09/09/2026 5,600,000 — 118 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/17/2026 459,000 — 13 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/16/2026 1,480,000 — 41 —

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 NGN 3,028,000 $ — $ 84 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 4,580,000 — 138 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 451,000 — 14 —
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
10/13/2026
Annual 10/13/2026 1,464,200 — 25 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
10/13/2026
Annual 10/15/2026 2,814,000 — 42 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Uganda Government Bond,
16.00%, 05/14/2037
Annual 05/18/2037 UGX 12,674,000 — — (54)
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Uganda Government Bond,
16.25%, 11/13/2035
Annual 11/13/2035 6,447,000 — — (38)
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/04/2026
Annual 08/04/2026 NGN 1,762,000 — 88 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/25/2026
Annual 08/25/2026 5,400,000 — 188 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/08/2026
Annual 09/08/2026 1,850,000 — 55 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/16/2026 1,273,000 — 42 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/15/2026 830,000 — 28 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
11/17/2026
Annual 11/19/2026 1,051,000 — 2 —
Total $ — $ 1,088 $ (92)
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .65 % Shares Held Value (000's)
Money Market Funds - 1 .65%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
2,251,284 $ 2,251
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
122,952,868 122,953
$ 125,204
TOTAL INVESTMENT COMPANIES $ 125,204
COMMON STOCKS - 98 .89 % Shares Held Value (000's)
Aerospace & Defense - 1 .68%
CSG NV
(d),(e)
1,870,697 $ 35,795
LIG Defense&Aerospace Co Ltd 187,202 91,471
$ 127,266
Automobile Manufacturers - 0 .61%
Mahindra & Mahindra Ltd 1,304,355 46,445
Automobile Parts & Equipment - 2 .40%
Contemporary Amperex Technology Co Ltd 1,519,362 89,007
Contemporary Amperex Technology Co Ltd 111,400 8,819
Weichai Power Co Ltd 20,479,150 84,759
$ 182,585
Banks - 11 .86%
Asia Commercial Bank JSC 63,656,064 52,948
Credicorp Ltd 239,393 95,896
Grupo Financiero Banorte SAB de CV 7,857,800 90,576
HDFC Bank Ltd 18,716,460 146,584
ICICI Bank Ltd 10,321,884 155,129
IDFC First Bank Ltd 102,179,799 90,652
Piraeus Bank SA
(d)
11,843,962 138,149
Powszechna Kasa Oszczednosci Bank Polski SA 2,667,145 79,889
Vietnam Technological & Commercial Joint Stock
Bank
46,420,000 50,994
$ 900,817
Beverages - 1 .84%
Arca Continental SAB de CV 6,329,200 72,291
Varun Beverages Ltd 14,610,489 67,704
$ 139,995
Biotechnology - 1 .84%
BeOne Medicines Ltd
(d)
1,946,200 48,110
Samsung Biologics Co Ltd
(d),(f)
60,230 61,967
Structure Therapeutics Inc ADR
(d)
625,751 30,061
$ 140,138
Building Materials - 1 .17%
UltraTech Cement Ltd 710,065 88,550
Commercial Services - 0 .61%
Localiza Rent a Car SA 6,185,700 46,102
Diversified Financial Services - 4 .10%
Bajaj Finance Ltd 6,713,035 80,250
Banco BTG Pactual SA 11,708,350 130,985
Hong Kong Exchanges & Clearing Ltd 1,921,900 100,136
$ 311,371
Electric - 0 .18%
Emirates Central Cooling Systems Corp 32,436,721 13,904
Electrical Components & Equipment - 1 .74%
Delta Electronics Inc 2,682,000 131,948
Electronics - 1 .69%
Chroma ATE Inc 1,274,000 80,040
Voltronic Power Technology Corp 1,645,000 48,260
$ 128,300
Food - 0 .69%
BIM Birlesik Magazalar AS 6,380,832 52,409
Healthcare - Products - 0 .40%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 7,313,687 30,426
Home Furnishings - 0 .90%
Anker Innovations Technology Co Ltd 3,789,703 68,485
Insurance - 3 .92%
AIA Group Ltd 16,999,000 171,365
Bupa Arabia for Cooperative Insurance Co 1,698,650 71,164
Max Financial Services Ltd
(d)
3,542,811 55,627
$ 298,156
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 10 .69%
Alibaba Group Holding Ltd 14,361,524 $ 218,775
Grab Holdings Ltd
(d)
21,055,951 73,696
MercadoLibre Inc
(d)
51,029 95,830
Tencent Holdings Ltd 4,785,300 292,396
Trip.com Group Ltd
(d)
1,819,298 85,235
Vishal Mega Mart Ltd
(d)
41,046,896 46,073
$ 812,005
Investment Companies - 0 .69%
SK Square Co Ltd
(d)
75,821 52,135
Iron & Steel - 1 .12%
Severstal PAO
(d)
31,471 —
Vale SA ADR 5,628,317 84,762
$ 84,762
Lodging - 1 .79%
H World Group Ltd 14,838,300 63,038
Indian Hotels Co Ltd/The 9,399,353 72,759
$ 135,797
Machinery - Diversified - 0 .44%
WEG SA 3,593,000 33,625
Metal Fabrication & Hardware - 1 .15%
APL Apollo Tubes Ltd 3,770,619 71,885
JSW One Platforms Ltd
(d),(g),(h)
4,446,260 15,158
$ 87,043
Mining - 2 .25%
Polyus PJSC
(d)
3,430 —
Teck Resources Ltd 1,627,032 98,012
Wheaton Precious Metals Corp 666,124 72,628
$ 170,640
Miscellaneous Manufacturers - 0 .54%
Hyundai Rotem Co Ltd 439,166 40,812
Oil & Gas - 3 .50%
ADNOC Drilling Co PJSC 57,543,872 91,343
PRIO SA/Brazil
(d)
7,081,200 85,282
Reliance Industries Ltd 6,511,648 89,154
$ 265,779
Pharmaceuticals - 1 .09%
Richter Gedeon Nyrt 1,390,653 51,815
Simcere Pharmaceutical Group Ltd
(f)
19,615,000 30,862
$ 82,677
Real Estate - 1 .94%
Aldar Properties PJSC 37,391,485 75,437
China Resources Land Ltd 11,265,500 47,660
Cury Construtora e Incorporadora SA 4,155,400 24,592
$ 147,689
Retail - 2 .42%
BBB Foods Inc
(d)
1,912,474 79,043
Yum China Holdings Inc 2,215,200 104,966
$ 184,009
Semiconductors - 33 .10%
ASML Holding NV - NY Reg Shares 53,558 87,246
MediaTek Inc 943,000 100,456
Samsung Electronics Co Ltd 4,049,595 704,851
SK hynix Inc 246,175 279,570
Taiwan Semiconductor Manufacturing Co Ltd 18,140,685 1,341,781
$ 2,513,904
Shipbuilding - 0 .62%
HD Hyundai Marine Solution Co Ltd 369,833 46,970
Software - 0 .82%
NetEase Inc 2,345,325 62,400
Telecommunications - 1 .10%
Accton Technology Corp 1,295,000 83,938
TOTAL COMMON STOCKS $ 7,511,082
Total Investments $ 7,636,286
Other Assets and Liabilities -  (0.54)% (41,131)
TOTAL NET ASSETS - 100.00% $ 7,595,155

Schedule of Investments
Global Emerging Markets Fund
July 31, 2026 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $36,951 or
0.49% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35,437 or 0.47% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $92,829 or 1.22% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 245,061 $ 2,431,753 $ 2,553,861 $ 122,953
$ 245,061 $ 2,431,753 $ 2,553,861 $ 122,953
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 2,149 $ — $ — $ —
$ 2,149 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
JSW One Platforms Ltd 06/30/2026 $ 11,986 $ 15,158 0.20%
Total $ 15,158 0.20%
Amounts in thousands.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .79 % Shares Held Value (000's)
Money Market Funds - 0 .79%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
8 $ —
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(c)
13,675,206 13,675
$ 13,675
TOTAL INVESTMENT COMPANIES $ 13,675
COMMON STOCKS - 99 .37 % Shares Held Value (000's)
Engineering & Construction - 0 .66%
Keppel Ltd 1,280,600 $ 11,437
Healthcare - Services - 0 .50%
Chartwell Retirement Residences 531,610 8,567
Lodging - 1 .84%
Hilton Worldwide Holdings Inc 71,828 23,020
Hyatt Hotels Corp 51,064 8,888
$ 31,908
Private Equity - 0 .63%
CapitaLand Investment Ltd/Singapore 5,252,800 10,886
Real Estate - 9 .90%
Castellum AB 1,613,620 22,648
City Developments Ltd 1,334,800 8,163
CK Asset Holdings Ltd 885,000 5,391
CTP NV
(d)
522,803 9,447
Jones Lang LaSalle Inc
(e)
33,425 11,867
Mitsubishi Estate Co Ltd 1,870,200 45,403
Sumitomo Realty & Development Co Ltd 1,210,600 27,135
Sun Hung Kai Properties Ltd 860,000 13,498
Swire Properties Ltd 4,040,000 12,304
TAG Immobilien AG 962,454 15,379
$ 171,235
REITs - 84 .92%
Advance Residence Investment Corp 7,833 7,268
Agree Realty Corp 244,401 19,014
American Healthcare REIT Inc 437,656 24,334
American Homes 4 Rent 1,355,318 45,295
American Tower Corp 72,856 12,630
Americold Realty Trust Inc 511,775 7,211
AvalonBay Communities Inc 243,110 45,124
Blackstone Digital Infrastructure Trust Inc
(e)
539,934 11,236
British Land Co PLC/The 4,256,885 25,455
Brixmor Property Group Inc 436,853 13,765
Canadian Apartment Properties REIT 374,086 9,249
CapitaLand Integrated Commercial Trust 10,042,000 19,489
Centurion Accommodation Reit 3,599,669 3,169
Charter Hall Group 1,086,232 17,762
COPT Defense Properties 236,743 8,987
Cousins Properties Inc 557,999 17,605
Curbline Properties Corp 1,082,585 33,170
Digital Realty Trust Inc 217,784 41,057
EastGroup Properties Inc 133,348 27,871
Equinix Inc 118,838 121,129
Equity LifeStyle Properties Inc 361,259 23,507
Essex Property Trust Inc 137,573 39,090
Extra Space Storage Inc 446,198 66,055
Gaming and Leisure Properties Inc 427,895 19,165
Goodman Group 3,130,132 65,166
Healthpeak Properties Inc 1,201,638 26,232
Iron Mountain Inc 176,390 21,576
Janus Living Inc 550,800 16,640
Japan Metropolitan Fund Invest 16,729 12,357
Keppel DC REIT 2,881,771 5,011
Kilroy Realty Corp 295,341 11,465
Klepierre SA 344,542 15,649
Link REIT 3,936,500 19,621
Merlin Properties Socimi SA 1,444,444 25,105
Mitsui Fudosan Accommodations Fund Inc 7,276 5,606
Nippon Building Fund Inc 12,409 10,467
Nippon Prologis REIT Inc 21,149 12,019
Prologis Inc 507,611 73,406
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Prologis Property Mexico SA de CV 960,046 $ 4,297
Regency Centers Corp 523,904 42,064
Rexford Industrial Realty Inc 710,189 26,824
Sabra Health Care REIT Inc 1,345,502 28,484
Safestore Holdings PLC 1,416,627 11,817
Saul Centers Inc 24,872 847
SBA Communications Corp 48,361 8,752
Sekisui House Reit Inc 13,881 6,602
Simon Property Group Inc 109,974 25,225
Stockland 5,984,076 17,913
Terreno Realty Corp 164,318 11,773
Unibail-Rodamco-Westfield
(e)
479,356 58,404
Ventas Inc 915,622 85,620
Vornado Realty Trust 365,297 14,389
Warehouses De Pauw CVA 638,103 16,422
Welltower Inc 557,538 130,709
$ 1,469,099
Telecommunications - 0 .69%
NEXTDC Ltd
(e)
1,264,052 11,889
Transportation - 0 .23%
East Japan Railway Co 173,800 3,999
TOTAL COMMON STOCKS $ 1,719,020
Total Investments $ 1,732,695
Other Assets and Liabilities -  (0.16)% (2,796)
TOTAL NET ASSETS - 100.00% $ 1,729,899
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,447 or 0.55% of net assets.
(e) Non-income producing security

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 20,825 $ 279,750 $ 286,900 $ 13,675
$ 20,825 $ 279,750 $ 286,900 $ 13,675
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 421 $ — $ — $ —
$ 421 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .41 % Shares Held Value (000's)
Money Market Funds - 1 .41%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
3 $ —
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(c)
7,357,364 7,357
$ 7,357
TOTAL INVESTMENT COMPANIES $ 7,357
BONDS - 16 .06%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 1 .27%
BofA Auto Trust 2025-1
4.17%, 11/22/2027
(d)
$ 107 $ 107
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Capital One Prime Auto Receivables Trust 2025-1
3.88%, 01/16/2029 1,457 1,456
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 1,717 1,718
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 2,153 2,154
Wheels Fleet Lease Funding 1 LLC
4.34%, 01/18/2040
(d)
1,192 1,194
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 6,629
Commercial Mortgage Backed Securities - 2 .01%
BODI Commercial Mortgage Trust 2026-DC1
5.36%, 03/13/2052
(d),(e)
3,175 3,145
BX Trust 2025-VOLT
5.38%, 12/15/2044
(d)
2,465 2,459
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
CONE Commercial Mortgage Trust 2026-ACD6
6.06%, 07/15/2043
(d),(e)
2,225 2,207
CONE Commercial Mortgage Trust 2026-DFW3
5.57%, 05/15/2043
(d),(e)
2,750 2,718
$ 10,529
Mortgage Backed Securities - 8 .94%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(e)
1,606 1,591
CSMC Trust 2015-1
3.87%, 01/25/2045
(d),(e)
1,844 1,767
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,081 137
Fannie Mae REMICS
2.01%, 06/25/2045
(f)
2,851 160
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.27%, 09/25/2046
(f)
8,658 746
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.27%, 10/25/2049
(f)
9,434 949
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.27%, 05/25/2050
(f)
9,959 928
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.32%, 08/25/2049
(f)
14,680 1,320
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.32%, 09/25/2049
(f)
4,216 427
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.32%, 11/25/2049
(f)
7,039 622
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.34%, 06/25/2050
(f)
6,742 639
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
2.42%, 09/25/2047
(f)
$ 13,329 $ 1,232
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.50%, 02/25/2028
(f)
486 7
2.97%, 12/25/2042
(f)
5,131 576
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 07/25/2032
(f)
1,723 77
3.00%, 10/25/2040
(f)
308 3
3.00%, 04/25/2042 148 147
3.00%, 05/25/2048 623 538
3.00%, 01/25/2051
(f)
9,830 1,708
3.50%, 02/25/2036
(f)
1,337 100
3.50%, 02/25/2043
(f)
112 2
3.50%, 02/25/2043 51 51
3.50%, 07/25/2043
(f)
1,652 80
7.00%, 04/25/2032 146 149
Freddie Mac REMICS
2.32%, 09/25/2049
(f)
13,187 1,188
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.32%, 10/25/2049
(f)
10,583 965
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.32%, 11/25/2049
(f)
4,695 417
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.32%, 03/25/2050
(f)
7,791 728
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
3.00%, 04/15/2046 674 615
4.00%, 11/15/2042
(f)
945 121
6.50%, 08/15/2027 2 2
Ginnie Mae
2.32%, 03/20/2044
(f)
3,385 312
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.32%, 06/20/2046
(f)
1,570 148
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.32%, 08/20/2047
(f)
8,381 805
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.42%, 10/20/2045
(f)
3,493 353
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.42%, 11/20/2047
(f)
2,638 269
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.52%, 07/20/2051
(f)
6,538 725
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.52%, 08/20/2051
(f)
8,060 930
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.63%, 09/20/2050
(f)
5,883 711
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
3.00%, 07/20/2050
(f)
5,368 830
3.00%, 11/20/2050
(f)
9,873 1,644
3.00%, 11/20/2050
(f)
14,669 2,405
3.00%, 12/20/2050
(f)
6,180 1,026
3.50%, 10/20/2049
(f)
8,995 1,673
4.00%, 04/20/2044
(f)
735 33
4.00%, 01/20/2046
(f)
446 17
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(e)
510 454

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust 2015-2
5.21%, 08/25/2055
(d),(e)
$ 1,647 $ 1,631
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(e)
419 412
Sequoia Mortgage Trust 2017-3
3.77%, 04/25/2047
(d),(e)
1,406 1,312
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(e)
152 136
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(d),(e)
215 214
Sequoia Mortgage Trust 2025-HYB1
5.02%, 10/25/2055
(d),(e)
6,524 6,408
Sequoia Mortgage Trust 2026-HYB1
4.67%, 04/25/2056
(d),(e)
6,509 6,352
$ 46,792
Other Asset Backed Securities - 3 .84%
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.08%, 03/20/2056
(d)
2,550 2,487
Firstlight Issuer LLC
5.87%, 06/20/2056
(d)
1,600 1,589
Iskandar Enterprise LLC
5.05%, 04/17/2056
(d)
2,090 2,045
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(d)
1,275 1,263
MetroNet Infrastructure Issuer LLC
5.16%, 12/20/2055
(d)
1,275 1,254
5.27%, 04/20/2056
(d)
2,550 2,520
QTS Issuer ABS II LLC
5.34%, 07/05/2056
(d)
1,275 1,261
Zayo Issuer LLC
5.55%, 04/20/2056
(d)
2,850 2,820
5.57%, 10/20/2055
(d)
4,925 4,830
$ 20,069
TOTAL BONDS $ 84,019
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 83 .69%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .11%
3.00%, 05/01/2043 $ 785 $ 704
3.00%, 07/01/2045 2,008 1,777
3.00%, 10/01/2046 2,877 2,568
3.50%, 02/01/2044 1,659 1,525
3.50%, 11/01/2046 1,361 1,240
4.00%, 12/01/2041 1,303 1,243
4.00%, 09/15/2042 409 389
4.00%, 10/01/2045 2,396 2,255
4.50%, 04/01/2041 1,340 1,303
5.00%, 12/01/2032 5 5
5.00%, 02/01/2033 64 64
5.00%, 01/01/2034 765 765
5.00%, 05/01/2034 18 17
5.00%, 07/01/2035 8 8
5.00%, 10/01/2035 1 1
5.00%, 11/01/2035 77 77
5.00%, 07/01/2044 679 675
5.00%, 03/01/2048 1,317 1,302
5.50%, 05/01/2033 1 1
5.50%, 10/01/2033 3 3
5.50%, 12/01/2033 63 64
6.00%, 05/01/2031 14 14
6.00%, 02/01/2032 3 3
6.00%, 11/01/2033 100 102
6.00%, 05/01/2037 38 39
6.00%, 07/01/2038 47 48
6.00%, 10/01/2038 19 20
6.50%, 03/01/2029 3 3
6.50%, 04/01/2031 13 13
6.50%, 10/01/2031 10 10
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 02/01/2032 $ 1 $ 1
6.50%, 04/01/2032 1 1
7.00%, 06/01/2029 7 7
7.00%, 04/01/2031 6 7
7.00%, 10/01/2031 13 13
7.00%, 04/01/2032 29 31
$ 16,298
Federal National Mortgage Association (FNMA) - 0 .07%
5.50%, 05/01/2033 26 26
6.00%, 01/01/2032 15 15
6.00%, 04/01/2033 34 34
6.00%, 09/01/2034 105 104
6.11%, 12/01/2033 9 9
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.71%
6.50%, 06/01/2031 15 15
6.50%, 11/01/2032 100 100
6.50%, 11/01/2032 23 23
7.00%, 08/01/2028 4 4
7.00%, 12/01/2028 6 6
7.00%, 07/01/2029 5 5
7.00%, 07/01/2032 2 2
$ 343
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 57 .02%
2.00%, 11/01/2051 8,478 6,767
2.00%, 12/01/2051 8,640 6,909
2.00%, 01/01/2052 9,526 7,622
2.00%, 02/01/2052 9,204 7,398
2.00%, 03/01/2052 10,409 8,194
2.00%, 03/01/2052 11,558 9,164
2.00%, 10/01/2052 11,267 8,822
2.50%, 10/01/2050 3,559 2,941
2.50%, 02/01/2051 6,235 5,226
2.50%, 07/01/2051 9,380 7,817
2.50%, 10/01/2051 9,978 8,194
2.50%, 11/01/2051 4,718 3,926
2.50%, 12/01/2051 10,557 8,913
2.50%, 04/01/2052 2,937 2,410
2.50%, 10/01/2053 1,959 1,613
3.00%, 01/01/2046 1,847 1,646
3.00%, 10/01/2046 2,528 2,231
3.00%, 12/01/2046 2,687 2,361
3.00%, 08/01/2050 3,388 2,920
3.00%, 09/01/2050 5,507 4,759
3.50%, 06/01/2042 725 674
3.50%, 11/01/2042 1,340 1,246
3.50%, 03/01/2045 1,480 1,355
4.00%, 11/01/2044 956 901
4.00%, 08/01/2046 2,804 2,621
4.00%, 02/01/2048 2,233 2,083
4.00%, 07/01/2053 3,294 3,016
4.00%, 02/01/2054 3,771 3,451
4.50%, 08/01/2039 728 708
4.50%, 10/01/2044 1,063 1,014
4.50%, 12/01/2044 2,266 2,183
4.50%, 05/01/2045 1,043 1,005
4.50%, 09/01/2045 1,392 1,340
4.50%, 10/01/2045 1,990 1,919
4.50%, 11/01/2045 2,761 2,656
4.50%, 06/01/2052 4,011 3,816
4.50%, 08/01/2052 4,152 3,942
4.50%, 08/01/2052 4,117 3,906
4.50%, 10/01/2052 7,015 6,628
4.50%, 11/01/2053 2,850 2,689
4.50%, 01/01/2054 4,054 3,850
4.50%, 11/01/2054 3,834 3,616
5.00%, 04/01/2035 42 41

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 05/01/2035 $ 16 $ 16
5.00%, 07/01/2035 5 5
5.00%, 02/01/2038 521 519
5.00%, 03/01/2038 323 321
5.00%, 02/01/2040 1,673 1,677
5.00%, 05/01/2040 662 658
5.00%, 07/01/2040 334 330
5.00%, 07/01/2041 1,802 1,789
5.00%, 02/01/2044 951 940
5.00%, 06/01/2044 798 792
5.00%, 05/01/2048 1,508 1,490
5.00%, 09/01/2052 3,691 3,611
5.00%, 04/01/2053 2,624 2,555
5.00%, 06/01/2053 8,325 8,082
5.00%, 06/01/2054 1,482 1,439
5.00%, 11/01/2054 1,941 1,893
5.00%, 11/01/2054 4,221 4,079
5.00%, 11/01/2054 5,018 4,873
5.00%, 01/01/2055 4,089 3,976
5.00%, 02/01/2055 2,773 2,693
5.00%, 02/01/2055 1,449 1,415
5.00%, 01/01/2056 2,907 2,816
5.00%, 02/01/2056 5,864 5,677
5.50%, 07/01/2033 124 125
5.50%, 12/01/2037 267 269
5.50%, 07/01/2053 2,255 2,256
5.50%, 11/01/2053 5,152 5,164
5.50%, 11/01/2053 5,123 5,112
5.50%, 03/01/2054 3,551 3,543
5.50%, 05/01/2054 3,965 3,974
5.50%, 10/01/2054 6,681 6,693
5.50%, 02/01/2055 6,069 6,058
5.50%, 04/01/2055 3,937 3,931
5.50%, 06/01/2055 3,552 3,542
5.50%, 06/01/2055 2,416 2,411
5.50%, 08/01/2055 6,135 6,098
5.50%, 08/01/2055 3,945 3,944
5.50%, 10/01/2055 6,108 6,089
6.00%, 03/01/2029 4 4
6.00%, 11/01/2032 4 4
6.00%, 04/01/2039 100 103
6.00%, 09/01/2053 2,320 2,352
6.00%, 04/01/2054 4,275 4,393
6.00%, 05/01/2054 3,924 4,023
6.00%, 06/01/2054 2,912 2,982
6.00%, 09/01/2054 2,730 2,799
6.00%, 09/01/2054 3,587 3,643
6.00%, 11/01/2054 2,393 2,453
6.50%, 03/01/2029 3 3
6.50%, 06/01/2031 31 32
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 2 2
6.50%, 08/01/2032 13 13
6.50%, 02/01/2033 24 25
6.50%, 04/01/2036 1 1
6.50%, 08/01/2036 13 13
6.50%, 08/01/2036 5 5
6.50%, 10/01/2036 9 10
6.50%, 11/01/2036 4 5
6.50%, 07/01/2037 6 6
6.50%, 08/01/2037 9 10
6.50%, 08/01/2037 82 86
6.50%, 02/01/2038 9 9
7.00%, 11/01/2031 21 22
$ 298,347
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 23 .00%
2.00%, 08/20/2050 $ 3,199 $ 2,567
2.00%, 02/20/2051 6,053 4,857
2.00%, 05/20/2051 3,034 2,434
2.50%, 06/20/2050 10,575 8,836
2.50%, 09/20/2051 8,708 7,276
3.00%, 12/20/2051 2,238 1,944
4.00%, 09/15/2041 1,719 1,598
4.00%, 03/15/2044 1,052 975
4.00%, 10/20/2052 3,932 3,618
4.50%, 05/20/2052 4,093 3,873
4.50%, 09/20/2052 4,879 4,624
4.50%, 03/20/2053 2,724 2,583
4.50%, 10/20/2054 2,617 2,462
4.50%, 11/20/2054 13,446 12,643
5.00%, 12/20/2052 6,604 6,444
5.00%, 04/20/2053 10,810 10,535
5.00%, 05/20/2053 5,105 4,964
5.00%, 09/20/2053 4,305 4,193
5.00%, 10/20/2053 4,452 4,334
5.00%, 02/20/2054 1,912 1,863
5.00%, 04/20/2054 6,059 5,880
5.00%, 08/20/2056
(g)
2,600 2,515
5.50%, 07/20/2033 204 206
5.50%, 03/20/2034 229 233
5.50%, 05/20/2035 24 24
5.50%, 03/20/2053 3,364 3,370
5.50%, 06/20/2053 1,479 1,481
5.50%, 08/20/2053 4,855 4,855
5.50%, 07/20/2054 2,714 2,710
5.50%, 08/20/2056
(g)
6,060 6,020
6.00%, 02/20/2029 5 5
6.00%, 02/15/2033 2 2
6.00%, 07/20/2033 167 170
6.00%, 08/15/2038 23 24
6.50%, 10/20/2028 1 1
6.50%, 03/20/2031 9 9
6.50%, 04/20/2031 7 7
6.50%, 10/15/2031 3 3
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 141 146
7.00%, 06/15/2028 14 16
7.00%, 12/15/2028 4 4
7.00%, 01/15/2029 4 4
7.00%, 03/15/2029 6 6
7.00%, 04/15/2029 5 5
7.00%, 05/15/2031 1 1
7.50%, 08/15/2029 4 4
7.50%, 10/15/2029 6 6
8.00%, 12/15/2030 1 1
$ 120,332
U.S. Treasury Bill - 0 .49%
3.76%, 12/24/2026
(h)
2,600 2,561
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 437,881
Total Investments $ 529,257
Other Assets and Liabilities -  (1.16)% (6,050)
TOTAL NET ASSETS - 100.00% $ 523,207
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $51,764 or 9.89% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 11,601 $ 167,040 $ 171,284 $ 7,357
$ 11,601 $ 167,040 $ 171,284 $ 7,357
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 120 $ — $ — $ —
$ 120 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; September 2026 Short 114 $ 12,312 $ 164
US 2 Year Treasury Note; September 2026 Short 69 14,187 52
US 5 Year Treasury  Note; September 2026 Short 620 65,706 567
US Long Bond; September 2026 Long 105 11,373 (299)
Total $ 484
Amounts in thousands except contracts.

Schedule of Investments
High Yield Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.61% Shares Held Value (000's)
Money Market Funds - 2.61%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
2,087,435 $ 2,087
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
98,875,520 98,876
$ 100,963
TOTAL INVESTMENT COMPANIES $ 100,963
COMMON STOCKS - 0.06% Shares Held Value (000's)
Commercial Services - 0.03%
Labels Buyer LLC NPV
(d)
13,951 $ 1,158
Labels Buyer LLC NPV - Warrants
(d)
6,501 12
$ 1,170
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Healthcare - Services - 0.01%
Sound Inpatient Physicians Inc - Class A
(d),(e)
2,346,933 270
Sound Inpatient Physicians Inc - Class A2
(d),(e)
105,065 12
$ 282
Mining - 0.00%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
3,182 102
Burgundy Diamond Mines Ltd
(d),(e),(f)
6,531,458 —
$ 102
Oil & Gas - 0.02%
Mesquite Energy Inc
(d),(e)
76,703 616
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
$ 616
Retail - 0.00%
Claire's Holdings LLC
(d),(e)
4,036 —
Textiles - 0.00%
Lycra Company - Warrants
(d),(e)
387 —
Lycra Company - Warrants
(d),(e)
3,671 121
$ 121
TOTAL COMMON STOCKS $ 2,291
PREFERRED STOCKS - 0.02% Shares Held Value (000's)
Packaging & Containers - 0.02%
Labels Buyer LLC 0.00%, 09/01/2026
(d),(g)
7,063 $ 561
TOTAL PREFERRED STOCKS $ 561
BONDS - 91.54%
Principal
Amount (000's) Value (000's)
Advertising - 0.20%
Neptune Bidco US Inc
9.50%, 02/15/2033
(h)
$ 7,484 $ 7,624
Aerospace & Defense - 1.67%
Bombardier Inc
6.75%, 06/15/2033
(h)
1,749 1,801
7.00%, 06/01/2032
(h)
7,094 7,309
7.25%, 07/01/2031
(h)
8,271 8,615
8.75%, 11/15/2030
(h)
5,973 6,294
TransDigm Inc
6.00%, 01/15/2033
(h)
8,432 8,431
6.13%, 07/31/2034
(h)
10,556 10,437
6.38%, 05/31/2033
(h)
13,404 13,401
6.63%, 03/01/2032
(h)
4,129 4,198
6.75%, 01/31/2034
(h)
4,055 4,121
$ 64,607
Airlines - 1.07%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 1,341 1,274
American Airlines Inc
7.25%, 02/15/2028
(h)
56 56
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(h)
4,885 4,858
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(h),(i)
10,445 10,523
OneSky Flight LLC
8.88%, 12/15/2029
(h)
7,865 8,269
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 04/07/2030 32 31
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Holdings Inc
5.38%, 03/01/2031 $ 3,404 $ 3,359
United Airlines Inc
4.63%, 04/15/2029
(h)
13,121 12,894
$ 41,264
Automobile Manufacturers - 0.51%
Allison Transmission Inc
5.88%, 12/01/2033
(h)
8,335 8,213
Nissan Motor Co Ltd
4.81%, 09/17/2030
(h)
12,273 11,376
$ 19,589
Automobile Parts & Equipment - 0.90%
American Axle & Manufacturing Inc
6.88%, 07/01/2028
(i)
1,446 1,446
7.75%, 10/15/2033
(h)
11,439 11,264
Cyprium Corp / Cyprium Holdings Luxembourg
Sarl
6.13%, 04/15/2031
(h)
10,739 10,644
Goodyear Tire & Rubber Co/The
8.88%, 07/15/2032 3,500 3,592
Phinia Inc
6.63%, 10/15/2032
(h)
6,886 6,955
6.75%, 04/15/2029
(h)
773 786
$ 34,687
Banks - 2.76%
Barclays PLC
5.09%, 06/20/2030
(j)
15,804 15,787
3 Month USD LIBOR + 3.05%
7.63%, 03/15/2035
(g),(i),(j),(k)
6,989 7,224
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(g),(j),(k)
12,664 13,323
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
6.10%, 07/01/2031
(g),(j)
9,790 9,749
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%
6.50%, 04/01/2030
(g),(j)
21,254 21,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
UBS Group AG
6.63%, 01/08/2031
(g),(h),(j),(k)
5,458 5,443
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.24%
6.88%, 06/05/2032
(g),(h),(j),(k)
12,000 11,909
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.09%
7.00%, 02/10/2030
(g),(h),(j),(k)
21,488 21,736
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
$ 106,751
Building Materials - 1.81%
Ameritex Holdco Intermediate LLC
7.63%, 08/15/2033
(h)
15,578 16,039
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(h)
5,272 5,191
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(h),(i)
3,120 2,887
Quikrete Holdings Inc
6.38%, 03/01/2032
(h)
9,305 9,418
6.75%, 03/01/2033
(h)
4,726 4,788
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(h)
29,860 29,818
8.88%, 11/15/2031
(h)
1,863 1,951
$ 70,092

Schedule of Investments
High Yield Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 2.37%
Advancion Sciences Inc
9.25%, PIK 10.00%; 11/01/2026
(h),(l),(m)
$ 6,736 $ 5,389
Consolidated Energy Finance SA
5.63%, 10/15/2028
(h)
10,828 10,458
12.00%, 02/15/2031
(h)
6,401 6,687
Element Solutions Inc
3.88%, 09/01/2028
(h)
15,445 15,189
Olympus Water US Holding Corp
4.25%, 10/01/2028
(h)
701 676
6.25%, 10/01/2029
(h)
22,593 22,308
6.75%, 08/01/2032
(h)
10,551 10,269
7.25%, 06/15/2031
(h)
7,268 7,344
Tronox Inc
4.63%, 03/15/2029
(h)
14,114 8,672
9.13%, 09/30/2030
(h)
1,552 1,549
Vibrantz Technologies Inc
9.00%, 02/28/2031
(h)
330 162
9.00%, 02/28/2031
(h)
13,360 2,939
$ 91,642
Commercial Services - 3.22%
ADT Security Corp/The
4.13%, 08/01/2029
(h)
8,088 7,747
5.88%, 10/15/2033
(h)
12,787 12,399
Albion Financing 1 SARL / Aggreko Holdings Inc
7.00%, 05/21/2030
(h)
9,696 9,877
Carrix Inc
6.13%, 08/01/2033
(h)
1,895 1,886
EquipmentShare.com Inc
7.13%, 07/01/2034
(h)
8,810 8,415
8.00%, 03/15/2033
(h),(i)
9,221 9,291
8.63%, 05/15/2032
(h)
6,390 6,535
Garda World Security Corp
6.00%, 06/01/2029
(h)
10,360 10,210
8.25%, 08/01/2032
(h)
1,870 1,896
8.38%, 11/15/2032
(h)
12,120 12,314
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(h)
17,842 17,867
Synergy Infrastructure Holdings LLC
7.00%, 07/15/2034
(h)
7,251 7,315
7.88%, 12/01/2030
(h)
4,357 4,545
United Rentals North America Inc
3.88%, 02/15/2031 6,898 6,448
4.88%, 01/15/2028 2,485 2,475
5.25%, 01/15/2030
(i)
5,197 5,172
$ 124,392
Computers - 1.07%
McAfee Corp
7.38%, 02/15/2030
(h)
10,529 8,927
NCR Atleos Corp
9.50%, 04/01/2029
(h)
15,948 16,914
Seagate Data Storage Technology Pte Ltd
5.75%, 12/01/2034 5,804 5,733
9.63%, 12/01/2032 9,060 9,932
$ 41,506
Consumer Products - 0.29%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(h)
16,147 11,308
Cosmetics & Personal Care - 0.50%
Perrigo Finance Unlimited Co
6.13%, 09/30/2032 20,414 19,395
Distribution & Wholesale - 0.88%
S&S Holdings LLC
8.38%, 10/01/2031
(h)
14,584 14,083
Veritiv Operating Co
10.50%, 11/30/2030
(h)
19,362 19,864
$ 33,947
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 5.45%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(j)
$ 16,601 $ 16,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Credit Acceptance Corp
6.63%, 03/15/2030
(h)
8,772 8,763
9.25%, 12/15/2028
(h)
17,134 17,737
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(h)
1,769 1,706
9.13%, 05/15/2031
(h)
24,657 25,277
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(h)
25,733 26,143
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(h)
18,731 18,637
6.75%, 05/01/2033
(h)
8,759 8,926
OneMain Finance Corp
3.50%, 01/15/2027 2,529 2,509
4.00%, 09/15/2030 4,589 4,207
6.63%, 01/15/2028 1,607 1,622
6.63%, 05/15/2029 6,826 6,910
7.13%, 11/15/2031 16,447 16,667
7.13%, 09/15/2032 10,326 10,434
7.50%, 05/15/2031 4,663 4,780
Rfna LP
7.88%, 02/15/2030
(h)
8,856 8,853
Rocket Cos Inc
6.13%, 08/01/2030
(h)
6,929 6,985
6.38%, 08/01/2033
(h)
9,253 9,308
TrueNoord Capital DAC
8.75%, 03/01/2030
(h)
12,965 13,436
Vericast Corp
12.50%, 12/15/2027
(h)
480 490
$ 210,374
Electric - 3.91%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(h)
29,004 28,599
Clearway Energy Operating LLC
3.75%, 02/15/2031
(h)
21,400 19,630
5.75%, 01/15/2034
(h)
7,385 7,121
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(j)
15,774 15,987
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.75%, 01/15/2034
(h)
10,857 10,573
5.88%, 05/15/2034
(h)
4,218 4,141
6.00%, 01/15/2036
(h)
10,857 10,622
6.13%, 05/15/2036
(h)
4,196 4,142
10.25%, 03/15/2028
(g),(h),(j)
7,287 7,783
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Talen Energy Supply LLC
6.25%, 02/01/2034
(h)
11,994 11,764
Vistra Corp
7.00%, 12/15/2026
(g),(h),(j)
10,241 10,296
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
VoltaGrid LLC
7.38%, 11/01/2030
(h)
20,107 20,207
$ 150,865
Engineering & Construction - 0.54%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(h)
15,065 15,023
6.38%, 07/15/2034
(h)
5,920 5,960
$ 20,983

Schedule of Investments
High Yield Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 2.42%
Caesars Entertainment Inc
6.00%, 10/15/2032
(h),(i)
$ 11,153 $ 9,782
6.50%, 02/15/2032
(h)
18,030 17,229
Churchill Downs Inc
4.75%, 01/15/2028
(h)
144 143
5.75%, 04/01/2030
(h)
17,203 17,152
6.75%, 05/01/2031
(h)
127 128
Cinemark USA Inc
5.25%, 07/15/2028
(h)
4,864 4,830
7.00%, 08/01/2032
(h)
23,169 23,752
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(h)
64 63
6.25%, 03/15/2033
(h)
10,261 10,171
7.13%, 02/15/2031
(h)
9,594 10,053
$ 93,303
Food - 2.93%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(h)
7,081 6,664
5.63%, 03/31/2032
(h)
12,007 11,421
6.25%, 03/15/2033
(h)
2,848 2,759
B&G Foods Inc
8.00%, 09/15/2028
(h)
15,323 14,980
11.00%, 06/15/2031
(h)
8,355 7,415
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(h)
5,825 5,756
6.38%, 04/15/2034
(h)
5,136 5,149
7.63%, 07/01/2029
(h)
7,501 7,735
Fiesta Purchaser Inc
7.88%, 03/01/2031
(h)
2,249 2,250
9.63%, 09/15/2032
(h)
14,717 13,789
Post Holdings Inc
4.50%, 09/15/2031
(h)
11,545 10,700
4.63%, 04/15/2030
(h)
5,281 5,087
6.25%, 10/15/2034
(h)
1,724 1,676
6.50%, 03/15/2036
(h)
1,156 1,128
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(h)
11,730 11,773
8.63%, 11/01/2031
(h),(l)
4,845 4,863
$ 113,145
Forest Products & Paper - 0.24%
Mercer International Inc
5.13%, 02/01/2029 9,212 5,373
12.88%, 10/01/2028
(h)
2,181 1,069
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(h)
3,233 2,982
$ 9,424
Healthcare - Services - 3.28%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(h)
22,116 21,650
CHS/Community Health Systems Inc
5.25%, 05/15/2030
(h)
3,220 2,973
6.00%, 01/15/2029
(h)
14,854 14,594
Concentra Health Services Inc
6.88%, 07/15/2032
(h),(i)
13,298 13,674
IQVIA Inc
6.25%, 06/01/2032
(h)
10,131 10,261
LifePoint Health Inc
8.38%, 02/15/2032
(h)
8,993 9,054
Molina Healthcare Inc
3.88%, 11/15/2030
(h)
6,505 6,015
3.88%, 05/15/2032
(h)
6,240 5,580
4.38%, 06/15/2028
(h)
2,708 2,651
6.25%, 01/15/2033
(h)
4,051 4,006
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp
5.50%, 11/15/2032
(h)
$ 9,926 $ 9,773
6.13%, 06/15/2030 16,135 16,217
6.75%, 05/15/2031 10,014 10,213
$ 126,661
Holding Companies - Diversified - 0.19%
Clue Opco LLC
9.50%, 10/15/2031
(h),(i)
7,460 7,246
Home Builders - 1.82%
Adams Homes Inc
9.25%, 10/15/2028
(h)
14,352 14,773
Century Communities Inc
3.88%, 08/15/2029
(h)
11,168 10,591
6.63%, 09/15/2033
(h)
3,226 3,237
Dream Finders Homes Inc
6.88%, 09/15/2030
(h)
5,378 5,249
8.25%, 08/15/2028
(h)
9,735 9,928
Forestar Group Inc
6.50%, 03/15/2033
(h)
6,929 6,943
K Hovnanian Enterprises Inc
8.00%, 04/01/2031
(h)
2,256 2,300
8.38%, 10/01/2033
(h)
7,052 7,166
LGI Homes Inc
4.00%, 07/15/2029
(h)
148 137
7.00%, 11/15/2032
(h)
10,336 10,075
$ 70,399
Home Furnishings - 0.30%
Whirlpool Corp
4.75%, 02/26/2029 4,095 3,820
7.50%, 07/01/2031
(h)
7,715 7,667
$ 11,487
Housewares - 0.48%
Newell Brands Inc
8.50%, 06/01/2028
(h)
17,919 18,703
Insurance - 0.60%
Asurion LLC/ Asurion Co-Issuer Inc
8.00%, 12/31/2032
(h)
16,685 16,879
8.38%, 02/01/2034
(h)
7,064 6,436
$ 23,315
Internet - 0.30%
Gen Digital Inc
6.25%, 04/01/2033
(h)
11,626 11,445
Investment Companies - 1.12%
HA Sustainable Infrastructure Capital Inc
7.13%, 11/15/2056
(j)
2,211 2,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.48%
8.00%, 06/01/2056
(j)
14,662 15,391
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 21,134 18,398
10.00%, 11/15/2029
(h)
7,214 7,226
$ 43,243
Iron & Steel - 1.01%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(h)
6,125 5,941
4.88%, 03/01/2031
(h)
36 33
6.75%, 04/15/2030
(h)
49 49
6.88%, 11/01/2029
(h)
37 37
7.00%, 03/15/2032
(h)
3,533 3,541
7.38%, 05/01/2033
(h)
9,467 9,568
Commercial Metals Co
5.75%, 11/15/2033
(h)
1,971 1,936
6.00%, 12/15/2035
(h)
15,964 15,688

Schedule of Investments
High Yield Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Specialty Steel
12.00%, 11/15/2033
(e),(f)
$ 4,909 $ 2,304
$ 39,097
Leisure Products & Services - 1.25%
Life Time Inc
6.00%, 11/15/2031
(h)
10,560 10,650
NCL Corp Ltd
6.25%, 03/01/2030
(h)
12,006 11,918
6.25%, 09/15/2033
(h)
743 706
6.75%, 02/01/2032
(h)
3,004 2,945
7.75%, 02/15/2029
(h)
50 52
NCL Finance Ltd
6.13%, 03/15/2028
(h)
7,955 8,002
Patrick Industries Inc
4.75%, 05/01/2029
(h)
6,440 6,282
6.38%, 11/01/2032
(h)
7,734 7,627
$ 48,182
Lodging - 1.58%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(h)
19,647 19,692
Station Casinos LLC
4.50%, 02/15/2028
(h)
61 60
6.63%, 03/15/2032
(h)
21,437 21,661
Wynn Macau Ltd
5.13%, 12/15/2029
(h)
45 44
5.50%, 10/01/2027
(h)
25 25
5.63%, 08/26/2028
(h)
19,621 19,396
$ 60,878
Machinery - Construction & Mining - 0.38%
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031
(h)
14,810 14,548
Machinery - Diversified - 0.52%
Esab Corp
5.63%, 04/01/2031
(h)
843 833
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(h)
18,652 19,353
$ 20,186
Media - 8.62%
AMC Global Media Inc
10.50%, 07/15/2032
(h)
18,714 19,277
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 01/15/2034
(h),(i)
3,184 2,600
4.50%, 08/15/2030
(h)
7,054 6,436
4.50%, 06/01/2033
(h),(i)
7,784 6,623
4.75%, 03/01/2030
(h)
6,294 5,881
4.75%, 02/01/2032
(h)
17,705 15,471
5.00%, 02/01/2028
(h)
795 785
5.13%, 05/01/2027
(h)
1,225 1,222
7.00%, 02/01/2033
(h)
5,735 5,496
CSC Holdings LLC
4.50%, 11/15/2031
(h)
18,568 10,285
5.50%, 04/15/2027
(h)
1,486 920
6.50%, 02/01/2029
(h)
13,433 7,605
11.25%, 05/15/2028
(h)
3,767 2,188
Directv Financing LLC
8.88%, 02/01/2030
(h)
17,439 17,701
8.88%, 02/01/2030
(h)
6,887 7,012
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(h)
371 370
9.25%, 06/01/2032
(h)
6,865 7,025
10.00%, 02/15/2031
(h)
13,208 13,801
Discovery Communications LLC
3.63%, 05/15/2030 2,762 2,555
4.13%, 05/15/2029 10,044 9,868
5.00%, 09/20/2037 835 612
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Discovery Global Holdings Inc
5.05%, 03/15/2042 $ 26,405 $ 18,351
DISH DBS Corp
5.25%, 12/01/2026
(h)
12,768 12,704
EchoStar Corp
10.75%, 11/30/2029 27,368 29,604
iHeartCommunications Inc
4.75%, 01/15/2028
(h)
8,810 8,258
7.75%, 08/15/2030
(h)
4,658 4,085
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(h)
15,281 8,408
McGraw-Hill Education Inc
7.38%, 09/01/2031
(h)
11,666 11,813
Nexstar Media Inc
6.50%, 09/15/2033
(h)
10,347 10,294
7.25%, 04/15/2034
(h)
5,099 5,110
Paramount Global
4.20%, 05/19/2032 9,578 8,144
4.85%, 07/01/2042 965 622
5.50%, 05/15/2033 4,745 4,141
5.85%, 09/01/2043 1,985 1,407
Scripps Escrow II Inc
3.88%, 01/15/2029
(h)
12,265 11,208
Sinclair Television Group Inc
8.13%, 02/15/2033
(h)
18,081 18,542
Virgin Media Finance PLC
5.00%, 07/15/2030
(h)
11,242 6,918
Virgin Media O2 Vendor Financing Notes VI DAC
8.50%, 03/15/2033
(h)
7,155 4,484
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(h)
7,006 5,758
VZ Secured Financing BV
5.00%, 01/15/2032
(h)
6,064 4,972
Ziggo BV
4.88%, 01/15/2030
(h)
15,860 14,283
$ 332,839
Metal Fabrication & Hardware - 0.40%
TMS International Corp/DE
6.25%, 04/15/2029
(h)
15,395 15,388
Mining - 1.66%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(e),(h)
10,457 105
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(h)
241 250
11.50%, 10/01/2031
(h)
435 463
Coeur Mining Inc
6.88%, 04/01/2032
(h)
8,274 8,453
First Quantum Minerals Ltd
6.38%, 02/15/2036
(h)
2,062 1,995
7.25%, 02/15/2034
(h)
5,546 5,649
8.00%, 03/01/2033
(h)
5,524 5,740
8.63%, 06/01/2031
(h)
10,366 10,784
IAMGOLD Corp
5.75%, 10/15/2028
(h)
9,149 9,127
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(e),(h)
15,820 —
Skeena Resources Ltd
8.50%, 04/01/2031
(h)
2,811 2,935
Trekor Metals Ltd
8.25%, 05/01/2030
(h)
17,939 18,641
$ 64,142
Oil & Gas - 5.87%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(h)
17,430 18,084
APA Corp
5.25%, 02/01/2042 2,460 2,097

Schedule of Investments
High Yield Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(h)
$ 16,736 $ 16,825
6.63%, 07/15/2033
(h)
1,160 1,165
9.00%, 11/01/2027
(h)
5,590 5,927
Borr IHC Ltd / Borr Finance LLC
8.75%, 01/15/2032
(h)
5,790 5,665
Chord Energy Corp
6.00%, 10/01/2030
(h)
8,334 8,362
6.75%, 03/15/2033
(h)
20,507 20,887
Comstock Resources Inc
6.75%, 03/01/2029
(h)
19,555 19,259
Crescent Energy Finance LLC
8.38%, 01/15/2034
(h)
5,974 6,164
Infinity Natural Resources LLC
7.63%, 04/01/2031
(h)
9,456 9,433
Matador Resources Co
6.00%, 04/15/2034
(h)
1,550 1,499
6.25%, 04/15/2033
(h)
19,828 19,510
Noble Finance II LLC
6.25%, 06/15/2034
(h)
19,595 19,028
Northern Oil & Gas Inc
7.88%, 10/15/2033
(h)
19,086 19,100
Permian Resources Operating LLC
6.25%, 02/01/2033
(h)
9,004 9,166
Sunoco LP
5.88%, 03/15/2034
(h)
14,828 14,513
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 19,007 18,337
Talos Production Inc
8.00%, 07/15/2034
(h)
10,845 10,951
9.38%, 02/01/2031
(h)
855 901
$ 226,873
Oil & Gas Services - 0.42%
Archrock Services LP / Archrock Partners Finance
Corp
6.00%, 02/01/2034
(h)
16,558 16,205
Packaging & Containers - 2.28%
Canpack Group Inc / CANPACK SA
6.00%, 05/15/2031
(h)
9,884 9,830
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(h)
9,978 9,924
6.75%, 07/15/2030
(h)
9,615 9,768
Clydesdale Acquisition Holdings Inc
6.88%, 01/15/2030
(h)
9,022 8,944
8.75%, 04/15/2030
(h)
5,766 5,511
Crown Americas LLC
5.88%, 06/01/2033 5,489 5,478
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(h)
7,363 7,509
9.25%, 04/15/2030
(h)
12,674 12,562
Multi-Color Corp
8.50%, PIK 0.00%; 05/11/2033
(h),(l),(m)
21,266 18,482
$ 88,008
Pharmaceuticals - 2.73%
1261229 BC Ltd
10.00%, 04/15/2032
(h)
13,246 13,541
Accendra Health Inc
9.00%, 06/15/2032
(h)
10,110 9,649
9.75%, 06/15/2033
(h)
7,982 5,069
9.75%, 06/15/2033
(h)
1,996 1,332
Adapthealth LLC
5.13%, 03/01/2030
(h)
18,957 18,279
BellRing Brands Inc
7.00%, 03/15/2030
(h)
11,288 11,158
Endo Finance Holdings LP
8.50%, 04/15/2031
(h)
17,424 18,349
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Securities DAC
4.38%, 01/15/2029
(h)
$ 28,887 $ 28,280
$ 105,657
Pipelines - 4.45%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(h)
10,282 10,250
5.75%, 10/15/2033
(h)
9,335 9,169
6.63%, 02/01/2032
(h)
55 56
Energy Transfer LP
6.50%, 02/15/2056
(j)
34,198 34,202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Genesis Energy LP / Genesis Energy Finance Corp
6.75%, 03/15/2034 10,077 10,050
Harvest Midstream I LP
6.75%, 05/15/2034
(h)
6,225 6,250
7.50%, 05/15/2032
(h)
12,621 12,940
Hess Midstream Operations LP
4.25%, 02/15/2030
(h)
20,240 19,380
Venture Global LNG Inc
6.63%, 06/15/2036
(h)
2,885 2,827
8.38%, 06/01/2031
(h)
16,950 17,523
9.00%, 09/30/2029
(g),(h),(j)
9,891 9,851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(h)
17,944 19,208
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036
(h)
17,780 18,610
7.75%, 05/01/2035
(h)
1,429 1,584
$ 171,900
Real Estate - 0.29%
CoreLogic Inc
9.00%, 08/01/2031
(h)
11,485 11,324
REITs - 4.52%
Arbor Realty SR Inc
7.88%, 07/15/2030
(h),(i)
10,690 9,720
8.50%, 12/15/2028
(h),(i)
8,229 7,889
Iron Mountain Inc
4.50%, 02/15/2031
(h)
26,805 25,369
4.88%, 09/15/2029
(h)
140 137
5.25%, 07/15/2030
(h)
3,813 3,726
6.25%, 01/15/2033
(h)
4,075 4,091
6.25%, 01/15/2035
(h)
4,855 4,794
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(h)
91 87
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(h)
23,486 22,873
7.00%, 07/15/2031
(h)
11,327 11,708
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 13,310 9,085
8.50%, 02/15/2032
(h)
3,810 3,872
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(h)
10,217 9,958
5.88%, 10/01/2028
(h)
37 37
7.00%, 02/01/2030
(h)
8,619 8,758
RHP Hotel Properties LP / RHP Finance Corp
5.75%, 03/15/2034
(h)
4,831 4,731
6.50%, 06/15/2033
(h)
7,611 7,744
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(h)
21,687 20,693

Schedule of Investments
High Yield Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
XHR LP
4.88%, 06/01/2029
(h)
$ 18,360 $ 17,887
6.63%, 05/15/2030
(h)
1,598 1,632
$ 174,791
Retail - 5.14%
Academy Ltd
5.88%, 05/15/2031
(h)
10,573 10,459
Bath & Body Works Inc
6.63%, 10/01/2030
(h)
10,421 10,589
6.75%, 07/01/2036 6,832 6,757
6.88%, 11/01/2035
(i)
72 73
6.95%, 03/01/2033 1,668 1,662
Carvana Co
9.00%, 06/01/2030
(h),(l)
17,676 18,219
9.00%, 06/01/2031
(h),(l)
247 272
Ferrellgas LP / Ferrellgas Finance Corp
9.25%, 01/15/2031
(h)
8,234 8,660
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(h)
24,314 23,641
6.75%, 01/15/2030
(h)
4,355 4,277
Macy's Retail Holdings LLC
4.50%, 12/15/2034 3,872 3,479
5.88%, 03/15/2030
(h)
2,020 2,005
6.13%, 03/15/2032
(h)
13,192 13,231
6.38%, 03/15/2037 19 18
6.70%, 07/15/2034
(h)
79 76
7.38%, 08/01/2033
(h)
5,504 5,727
Michaels Cos Inc/The
8.50%, 03/15/2033
(h)
6,523 6,462
11.00%, 03/15/2034
(h)
8,137 7,965
Park River Holdings Inc
8.00%, 03/15/2031
(h)
7,938 7,902
8.75%, 12/31/2030
(h)
10,333 9,502
PetSmart LLC / PetSmart Finance Corp
7.50%, 09/15/2032
(h)
12,901 13,035
10.00%, 09/15/2033
(h)
5,700 5,671
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(h)
13,132 12,468
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(h)
25,820 26,296
$ 198,446
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d),(e)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Software - 1.62%
Cloud Software Group LLC
6.63%, 08/15/2033
(h),(i)
9,130 7,960
9.00%, 09/30/2029
(h)
19,928 19,524
CoreWeave Inc
9.25%, 06/01/2030
(h)
9,410 8,794
9.63%, 07/15/2032
(h)
6,795 6,082
9.75%, 10/01/2031
(h)
3,472 3,150
OAK-Eagle Acquireco Inc
7.25%, 07/01/2033
(h)
8,262 8,561
Oracle Corp
3.60%, 04/01/2050 14,590 8,362
$ 62,433
Telecommunications - 5.82%
Altice Financing SA
5.00%, 01/15/2028
(h)
8,555 5,415
Altice France SA
6.50%, 04/15/2032
(h)
5,632 5,452
9.50%, 11/01/2029
(h)
19,550 19,825
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
APLD ComputeCo 3 LLC
7.00%, 06/15/2031
(h)
$ 8,180 $ 7,978
Black Pearl Compute LLC
6.13%, 02/15/2031
(h)
16,093 16,066
Cipher Compute LLC
7.13%, 11/15/2030
(h)
8,928 9,107
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(h)
8,028 8,421
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(h)
18,251 18,847
Level 3 Financing Inc
7.00%, 03/31/2034
(h)
11,740 11,942
7.50%, 02/15/2037
(h)
7,800 7,747
8.50%, 01/15/2036
(h)
10,832 11,270
Meridian Arc Holdco LLC
6.25%, 04/30/2031
(h)
17,006 16,340
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031
(h)
19,393 18,261
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031
(h)
15,879 14,745
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(h)
7,497 7,656
Uniti Services LLC
7.50%, 10/15/2033
(h)
2,660 2,718
Viasat Inc
6.50%, 07/15/2028
(h)
6,069 6,021
7.50%, 05/30/2031
(h)
3,732 3,731
Viavi Solutions Inc
3.75%, 10/01/2029
(h)
16,450 15,520
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031
(h)
379 300
6.75%, 01/15/2033
(h)
910 729
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(h)
4,177 4,348
Zayo Group Holdings Inc
5.75%, PIK 0.50%; 03/09/2030
(h),(l),(m)
5,651 5,644
7.13%, PIK 1.88%; 09/09/2030
(h),(l),(m)
7,039 6,898
$ 224,981
Transportation - 2.15%
Brightline East LLC
11.00%, 01/31/2030
(h)
5,925 326
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(d),(e)
18,905 —
GB AIT Buyer Inc
8.75%, 04/30/2034
(h)
2,799 2,778
Navios Maritime Partners LP
7.75%, 11/07/2030
(h)
7,000 7,141
Navios South American Logistics Inc
8.88%, 07/14/2030
(h)
12,400 12,800
RXO Inc
6.38%, 05/15/2031
(h)
11,081 11,057
SFL Corp Ltd
7.75%, 01/29/2030
(h)
14,400 14,794
8.25%, 04/19/2028 6,200 6,366
8.88%, 02/01/2027 5,300 5,329
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(h)
21,877 22,419
$ 83,010
TOTAL BONDS $ 3,536,285

Schedule of Investments
High Yield Fund
July 31, 2026 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 5.10%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.05%
TransDigm Inc ; Term Loan J
6.23%, 02/28/2031 $ 2,114 2,117
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0.27%
AAdvantage Loyalty IP Ltd ; Term Loan B
5.98%, 04/20/2028 7,485 7,481
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
6.48%, 05/28/2032 2,994 2,993
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 10,474
Building Materials - 0.09%
Quikrete Holdings Inc ; Term Loan B3
5.98%, 02/10/2032 3,429 3,430
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Chemicals - 0 .46%
Advancion Holdings LLC ; Term Loan
11.52%, 11/24/2028 13,038 9,778
CME Term Secured Overnight Financing
Rate 3 Month + 7.75%
Consolidated Energy Finance SA ; Term Loan B
5.10%, 11/15/2030 3,882 3,767
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Consolidated Energy Finance SA ; Term Loan
5.35%, 11/27/2030 4,439 4,301
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 17,846
Commercial Services - 0.23%
Aggreko Holdings Inc ; Term Loan B
6.63%, 05/21/2031 3,076 3,086
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Garda World Security Corp ; Term Loan B
6.51%, 02/01/2029 2,377 2,373
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Shift4 Payments LLC ; Term Loan B
5.73%, 06/30/2032 3,593 3,586
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 9,045
Computers - 0.27%
McAfee Corp ; Term Loan B1
6.73%, 03/01/2029 11,708 10,558
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0.20%
Kronos Acquisition Holdings Inc ; Term Loan B
7.73%, 07/08/2031 11,039 7,576
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.16%
Veritiv Operating Co ; Term Loan B
7.73%, 11/30/2030 $ 6,327 $ 6,005
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0.04%
Jane Street Group LLC ; Term Loan B
5.67%, 12/15/2031 1,500 1,493
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Food - 0.18%
Fiesta Purchaser Inc ; Term Loan B
6.48%, 02/12/2031 6,988 6,864
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Forest Products & Paper - 0.04%
Spectrum Group Buyer Inc ; Term Loan B
10.32%, 05/19/2028 1,683 1,579
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Healthcare - Services - 0.23%
LifePoint Health Inc ; Term Loan B
7.50%, 05/16/2031 9,335 8,892
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0.11%
Asurion LLC ; Term Loan B4
9.33%, 01/20/2029 4,163 4,125
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Investment Companies - 0.11%
Teide Ltd ; PIK Term Loan
0.00%, PIK 10.00%; 08/01/2029
(m)
EUR 10,120 4,376
Lodging - 0.06%
Fertitta Entertainment LLC/NV ; Term Loan B
6.98%, 01/27/2029 $ 2,507 2,507
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0.17%
TK Elevator US Newco Inc ; Term Loan B
6.70%, 04/30/2030 6,491 6,514
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0.30%
Directv Financing LLC ; Term Loan B
9.32%, 02/15/2031 2,471 2,481
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
iHeartCommunications Inc ; Term Loan
9.62%, 05/01/2029 9,761 9,032
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
SportsNet New York
0.00%, 04/15/2031
(d),(e)
4,966 —
$ 11,513
Metal Fabrication & Hardware - 0.15%
TMS International Corp/DE ; Term Loan B7
7.23%, 03/02/2030 5,925 5,927
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Mining - 0.21%
Arctic Canadian Diamond Co Ltd
4.25%, 12/15/2033
(e)
2,341 77
Arsenal AIC Parent LLC ; Term Loan B
6.39%, 08/18/2030 7,833 7,854
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 7,931

Schedule of Investments
High Yield Fund
July 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.05%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.15%, 04/15/2030 $ 1,990 $ 1,974
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Pharmaceuticals - 0.76%
1261229 BC Ltd ; Term Loan B
9.98%, 10/08/2030 26,446 25,629
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings LP ; Term Loan B
7.48%, 04/23/2031 3,615 3,617
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 29,246
Retail - 0.47%
IRB Holding Corp ; Term Loan B
6.23%, 12/15/2030 8,204 8,217
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The ; Term Loan B
8.73%, 02/18/2033 8,404 8,382
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Victra Holdings LLC ; Term Loan B
7.48%, 03/30/2029 1,404 1,387
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 17,986
Software - 0.12%
OAK-Eagle Acquireco Inc ; Term Loan B
0.00%, 03/24/2033
(n)
4,615 4,639
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Telecommunications - 0.26%
Altice France SA ; Term Loan B11
7.87%, 04/30/2028 3,642 3,642
CME Term Secured Overnight Financing
Rate 1 Month + 4.13%
Zayo Group Holdings Inc ; PIK Term Loan
6.76%, PIK 0.05%; 03/11/2030
(m)
6,574 6,579
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 10,221
Transportation - 0.11%
GB AIT Buyer Inc ; Term Loan B
4.85%, 04/22/2033 4,232 4,225
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 197,063
Total Investments $ 3,837,163
Other Assets and Liabilities -  0.67% 25,967
TOTAL NET ASSETS - 100.00% $ 3,863,130
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34,147 or
0.88% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,069,122 or 79.45% of net assets.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $32,689 or 0.85% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $59,635 or 1.54% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) This Senior Floating Rate Note will settle after July 31, 2026, at which time the interest rate will be determined.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 260,621 $ 1,716,694 $ 1,878,439 $ 98,876
$ 260,621 $ 1,716,694 $ 1,878,439 $ 98,876
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 2,195 $ — $ — $ —
$ 2,195 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
High Yield Fund
July 31, 2026 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 03/03/2025 $ — $ 102 0.00%
Burgundy Diamond Mines Ltd 03/03/2025 1,089 — 0.00%
Specialty Steel   12.00%, 11/15/2033 08/11/2025 4,330 2,304 0.06%
Total $ 2,406 0.06%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 08/18/2026 $ 4,703 EUR 4,112 $ — $ (41)
Total $ — $ (41)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .38 % Shares Held Value (000's)
Money Market Funds - 0 .38%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
8,097,009 $ 8,097
TOTAL INVESTMENT COMPANIES $ 8,097
BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Mortgage Backed Securities - 0 .00%
Alternative Loan Trust 2006-OA6
4.36%, 07/25/2046 $ 1 $ 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
Fannie Mae REMIC Trust 2004-W5
4.18%, 02/25/2047 7 7
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
$ 8
TOTAL BONDS $ 8
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99 .76%
Principal
Amount (000's) Value (000's)
U.S. Treasury Inflation-Indexed Obligations - 99 .76%
0.13%, 01/15/2030 $ 58,256 $ 54,403
0.13%, 07/15/2030 66,916 62,117
0.13%, 01/15/2031 67,793 62,144
0.13%, 07/15/2031 69,864 63,588
0.13%, 01/15/2032 75,058 67,312
0.13%, 02/15/2051 22,951 11,375
0.13%, 02/15/2052 29,994 14,523
0.25%, 07/15/2029 51,311 48,714
0.25%, 02/15/2050 22,094 11,708
0.50%, 01/15/2028 63,370 61,594
0.63%, 07/15/2032 77,279 70,858
0.63%, 02/15/2043 25,844 18,045
0.75%, 07/15/2028 49,488 48,216
0.75%, 02/15/2042 34,299 25,165
0.75%, 02/15/2045 37,128 25,162
0.88%, 01/15/2029 44,737 43,320
0.88%, 02/15/2047 26,384 17,633
1.00%, 02/15/2046 19,738 13,802
1.00%, 02/15/2048 18,571 12,546
1.00%, 02/15/2049 16,541 11,012
1.13%, 10/15/2030 76,713 73,883
1.13%, 01/15/2033 76,064 71,124
1.25%, 04/15/2028 59,137 57,970
1.25%, 04/15/2031 67,145 64,462
1.38%, 07/15/2033 79,955 75,713
1.38%, 02/15/2044 34,133 26,681
1.50%, 02/15/2053 27,058 19,407
1.63%, 10/15/2027 68,891 68,287
1.63%, 10/15/2029 70,357 69,427
1.63%, 04/15/2030 73,775 72,335
1.75%, 01/15/2028 31,033 30,695
1.75%, 01/15/2034 78,801 75,938
1.88%, 07/15/2034 86,888 84,335
1.88%, 07/15/2035 93,442 89,777
1.88%, 01/15/2036 86,582 82,485
2.13%, 04/15/2029 68,052 67,827
2.13%, 01/15/2035 85,950 84,406
2.13%, 02/15/2040 14,545 13,618
2.13%, 02/15/2041 20,237 18,696
2.13%, 02/15/2054 29,821 24,663
2.38%, 10/15/2028 67,370 67,753
2.38%, 07/15/2036 31,423 31,246
2.38%, 02/15/2055 24,565 21,426
2.38%, 02/15/2056 12,853 11,220
2.50%, 01/15/2029 23,794 23,945
3.38%, 04/15/2032 11,886 12,643
3.63%, 04/15/2028 26,314 26,813
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029 $ 27,424 $ 28,578
$ 2,138,590
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,138,590
Total Investments $ 2,146,695
Other Assets and Liabilities -  (0.14)% (2,979)
TOTAL NET ASSETS - 100.00% $ 2,143,716
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
Inflation Protection Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 38,852 $ 419,892 $ 450,647 $ 8,097
$ 38,852 $ 419,892 $ 450,647 $ 8,097
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 232 $ — $ — $ —
$ 232 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.71% Shares Held Value (000's)
Money Market Funds - 0.71%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
2,320,844 $ 2,321
TOTAL INVESTMENT COMPANIES $ 2,321
BONDS - 96.46%
Principal
Amount (000's) Value (000's)
Agriculture - 1.24%
BAT International Finance PLC
6.00%, 11/24/2034 GBP 3,000 $ 4,062
Banks - 13.79%
AIB Group PLC
4.63%, 07/23/2029
(c)
EUR 3,000 3,539
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
5.25%, 10/23/2031
(c)
4,000 4,909
EUR Swap Annual (VS 6 Month) 1 Year +
2.00%
Australia & New Zealand Banking Group Ltd
5.00%, 06/18/2029 AUD 1,400 983
Banco Santander SA
3.50%, 02/17/2035 EUR 3,000 3,349
China Development Bank
3.48%, 01/08/2029 CNH 55,000 8,533
Cooperatieve Rabobank UA
2.25%, 07/16/2030
(c)
JPY 300,000 1,878
JPY Overnight Index Swap Rate Semi-
Annual 1 Year + 0.58%
Danske Bank A/S
0.75%, 06/09/2029
(c)
EUR 3,000 3,303
Euribor Swap Rate 1 Year + 0.88%
HSBC Holdings PLC
2.63%, 08/16/2028 GBP 3,500 4,507
Kreditanstalt fuer Wiederaufbau
1.13%, 06/15/2037 EUR 5,000 4,557
4.20%, 02/08/2029 AUD 1,400 972
Nederlandse Waterschapsbank NV
4.80%, 08/05/2031 2,000 1,390
Royal Bank of Canada
3.41%, 06/12/2029
(c)
CAD 4,000 2,848
Canadian Overnight Repo Rate Average +
0.87%
UBS Group AG
2.88%, 02/12/2030
(c)
EUR 3,000 3,411
Euribor Swap Rate 1 Year + 0.78%
Westpac Banking Corp
5.00%, 01/15/2029 AUD 1,400 983
$ 45,162
Commercial Services - 0.57%
PSA Treasury Pte Ltd
2.70%, 06/03/2035 CNH 12,000 1,851
Distribution & Wholesale - 0.48%
Mitsubishi Corp
2.75%, 03/03/2030 EUR 1,400 1,577
Diversified Financial Services - 0.52%
Hong Kong Mortgage Corp Ltd/The
3.45%, 10/17/2029 HKD 13,500 1,710
Internet - 1.54%
Netflix Inc
3.88%, 11/15/2029 EUR 3,000 3,509
Tencent Holdings Ltd
2.50%, 09/23/2035 CNH 10,000 1,526
$ 5,035
Investment Companies - 0.70%
Temasek Financial I Ltd
3.50%, 02/15/2033 EUR 2,000 2,302
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 1.52%
Siemens Financieringsmaatschappij NV
3.13%, 05/27/2033 EUR 1,400 $ 1,576
3.63%, 05/27/2036 3,000 3,408
$ 4,984
Regional Authority - 2.44%
Province of British Columbia Canada
5.70%, 06/18/2029 CAD 6,000 4,575
Province of Ontario Canada
2.90%, 12/02/2046 3,000 1,624
Province of Quebec Canada
3.50%, 12/01/2045 3,000 1,788
$ 7,987
Sovereign - 68.79%
Airport Authority
2.85%, 01/14/2035 CNH 20,000 3,141
3.38%, 05/06/2036 HKD 1,500 184
Australia Government Bond
1.50%, 06/21/2031 AUD 3,300 2,014
3.25%, 04/21/2029 2,300 1,567
4.25%, 03/21/2036 4,000 2,669
4.75%, 06/21/2054 600 379
Bundesobligation
2.50%, 04/16/2031 EUR 3,000 3,398
Bundesrepublik Deutschland Bundesanleihe
2.30%, 02/15/2033 300 332
2.90%, 02/15/2036 6,500 7,334
2.90%, 08/15/2056 2,000 1,980
Canadian Government Bond
2.25%, 02/01/2028 CAD 1,000 707
2.75%, 09/01/2030 3,000 2,101
2.75%, 12/01/2055 2,000 1,111
3.25%, 06/01/2035 4,000 2,783
China Government Bond
1.36%, 12/15/2027 CNH 45,000 6,674
1.63%, 10/25/2030 45,000 6,724
1.78%, 11/15/2035 60,000 8,937
2.15%, 08/25/2055 30,000 4,381
2.23%, 06/25/2056 30,000 4,466
Czech Republic Government Bond
3.00%, 03/03/2033 CZK 9,000 387
3.60%, 06/03/2036 9,000 384
European Financial Stability Facility
3.88%, 03/30/2032 EUR 2,000 2,383
European Union
2.50%, 10/14/2030 7,000 7,894
2.63%, 07/04/2028 3,500 4,016
French Republic Government Bond OAT
0.50%, 05/25/2040
(d)
2,000 1,412
2.00%, 11/25/2032
(d)
2,000 2,113
2.75%, 02/25/2029
(d)
2,000 2,290
3.25%, 05/25/2055
(d)
1,700 1,514
3.50%, 11/25/2035
(d)
2,500 2,800
Hungary Government Bond
6.00%, 11/28/2029 HUF 70,000 225
6.75%, 07/23/2031 35,000 116
7.00%, 10/24/2035 35,000 122
Indonesia Treasury Bond
6.50%, 04/15/2036 IDR 10,000,000 524
6.88%, 04/15/2029 10,000,000 550
6.88%, 07/15/2054 10,000,000 523
Israel Government Bond - Fixed
1.00%, 03/31/2030 ILS 1,000 298
4.15%, 10/31/2035 1,000 334
Italy Buoni Poliennali Del Tesoro
2.80%, 12/01/2028 EUR 2,500 2,871
3.15%, 03/15/2033
(d)
3,000 3,370
3.45%, 02/01/2036 3,000 3,332
3.85%, 10/01/2040
(d)
1,500 1,653

Schedule of Investments
International Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Italy Buoni Poliennali Del Tesoro (continued)
4.30%, 10/01/2054
(d)
EUR 2,700 $ 2,927
Japan Government Five Year Bond
1.60%, 12/20/2030 JPY 500,000 3,098
Japan Government Ten Year Bond
2.10%, 12/20/2035 900,000 5,369
Japan Government Thirty Year Bond
3.40%, 12/20/2055 900,000 5,064
Japan Government Twenty Year Bond
0.50%, 09/20/2041 1,100,000 4,561
3.40%, 03/20/2046 1,100,000 6,629
Japan Government Two Year Bond
1.10%, 01/01/2028 1,350,000 8,453
Kingdom of Belgium Government Bond
0.90%, 06/22/2029
(d)
EUR 3,000 3,267
2.60%, 10/22/2030
(d)
4,000 4,520
3.50%, 06/22/2055
(d)
2,200 2,115
Korea Housing Finance Corp
4.50%, 06/18/2030 AUD 1,320 904
Korea Treasury Bond
2.25%, 09/10/2027 KRW 3,800,000 2,629
2.50%, 09/10/2030 4,400,000 2,917
2.63%, 09/10/2055 2,500,000 1,221
3.25%, 12/10/2035 2,800,000 1,810
Malaysia Government Bond
3.34%, 05/15/2030 MYR 3,000 731
3.48%, 07/02/2035 6,500 1,560
3.89%, 08/15/2029 7,000 1,738
4.18%, 05/16/2044 4,500 1,130
Mexican Bonos
8.00%, 02/21/2036 MXN 15,000 801
8.00%, 04/29/2055 10,000 483
8.50%, 03/01/2029 42,000 2,461
Netherlands Government Bond
2.50%, 01/15/2031
(d)
EUR 3,000 3,393
2.50%, 07/15/2035
(d)
1,400 1,525
3.50%, 01/15/2056
(d)
1,000 1,110
New Zealand Government Bond
0.25%, 05/15/2028 NZD 1,000 555
4.25%, 05/15/2036 600 341
5.00%, 05/15/2054 600 339
Norway Government Bond
2.00%, 04/26/2028
(d)
NOK 6,000 606
3.75%, 06/12/2035
(d)
3,000 301
Portugal Obrigacoes do Tesouro OT
2.88%, 10/14/2033
(d)
EUR 4,000 4,493
3.38%, 06/15/2040
(d)
4,000 4,391
3.63%, 06/12/2054
(d)
300 316
Republic of Austria Government Bond
0.00%, 02/20/2031
(d),(e)
1,400 1,409
0.75%, 02/20/2028
(d)
5,000 5,587
3.15%, 10/20/2053
(d)
700 703
Republic of Poland Government Bond
4.50%, 01/25/2031 PLN 3,000 785
5.00%, 10/25/2035 3,000 765
5.75%, 04/25/2029 1,500 413
Romania Government Bond
7.50%, 07/27/2033 RON 2,000 455
Singapore Government Bond
2.25%, 08/01/2036 SGD 1,300 1,003
2.88%, 09/01/2027 2,500 1,975
3.25%, 06/01/2054 200 181
Spain Government Bond
1.25%, 10/31/2030
(d)
EUR 5,700 6,115
3.20%, 10/31/2035
(d)
3,500 3,928
4.00%, 10/31/2054
(d)
700 772
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Sweden Government Bond
0.75%, 05/12/2028 SEK 14,000 $ 1,427
2.50%, 10/15/2036 6,000 601
Swiss Confederation Government Bond
0.25%, 06/23/2035 CHF 500 609
0.50%, 06/27/2032 700 874
4.00%, 04/08/2028 1,700 2,239
Thailand Government Bond
1.34%, 03/17/2031 THB 14,000 415
1.84%, 05/17/2036 14,000 411
2.40%, 11/17/2027 25,000 762
2.98%, 06/17/2045 20,000 592
United Kingdom Gilt
4.38%, 03/07/2030 GBP 700 938
4.38%, 07/31/2054 5,500 5,974
4.50%, 03/07/2035 3,500 4,561
$ 225,245
Supranational Bank - 1.84%
European Investment Bank
4.00%, 02/15/2029 2,000 2,662
International Bank for Reconstruction &
Development
4.50%, 07/15/2030 2,500 3,357
$ 6,019
Telecommunications - 0.44%
AT&T Inc
3.15%, 09/04/2036 EUR 1,400 1,448
Transportation - 2.59%
MTR Corp Ltd
3.25%, 06/10/2034 3,500 3,934
3.30%, 04/28/2036 HKD 1,500 182
4.13%, 06/10/2046 EUR 4,000 4,364
$ 8,480
TOTAL BONDS $ 315,862
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.40%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.40%
4.13%, 06/30/2028 $ 5,000 $ 4,987
4.13%, 02/15/2036 3,000 2,867
$ 7,854
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 7,854
Total Investments $ 326,037
Other Assets and Liabilities -  0.43% 1,407
TOTAL NET ASSETS - 100.00% $ 327,444
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,630 or 19.13% of net assets.
(e) Non-income producing security

Schedule of Investments
International Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ — $ 202,680 $ 200,359 $ 2,321
$ — $ 202,680 $ 200,359 $ 2,321
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 128 $ — $ — $ —
$ 128 $ — $ — $ —
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 09/17/2026 $ 45,077 CNH 304,000 $ — $ (95)
ANZ Stockbroking 09/17/2026 $ 38,884 EUR 34,000 — (388)
ANZ Stockbroking 09/17/2026 $ 1,309 THB 44,000 — (13)
ANZ Stockbroking 09/17/2026 $ 11,110 JPY 1,800,000 — (245)
ANZ Stockbroking 09/17/2026 $ 11,211 AUD 16,000 — (35)
ANZ Stockbroking 09/17/2026 $ 1,171 NZD 2,000 — (8)
RBC Dominon Securities Corp 09/17/2026 $ 1,981 PLN 7,500 — (27)
RBC Dominon Securities Corp 09/17/2026 $ 17,459 CAD 24,500 — (55)
RBC Dominon Securities Corp 09/17/2026 $ 2,044 HKD 16,000 1 —
RBC Dominon Securities Corp 09/17/2026 $ 3,604 CHF 2,900 3 (5)
RBC Dominon Securities Corp 09/17/2026 $ 2,723 SGD 3,500 — (16)
RBC Dominon Securities Corp 09/17/2026 $ 30,963 EUR 27,000 — (223)
RBC Dominon Securities Corp 09/17/2026 $ 830 NOK 8,000 — (14)
RBC Dominon Securities Corp 09/17/2026 $ 497 ILS 1,500 5 —
Standard Chartered Bank, Hong Kong 09/17/2026 $ 2,745 MXN 48,000 — (16)
Standard Chartered Bank, Hong Kong 09/17/2026 $ 21,653 JPY 3,500,000 — (426)
Standard Chartered Bank, Hong Kong 09/17/2026 $ 42,327 EUR 37,000 — (410)
Standard Chartered Bank, Hong Kong 09/17/2026 $ 26,049 GBP 19,400 10 (101)
Standard Chartered Bank, Hong Kong 09/17/2026 $ 1,387 AUD 2,000 — (19)
Standard Chartered Bank, Hong Kong 09/17/2026 $ 442 HUF 140,000 — (1)
Standard Chartered Bank, Hong Kong 09/17/2026 $ 756 CZK 16,000 — (6)
Standard Chartered Bank, Hong Kong 09/17/2026 $ 802 IDR 14,500,000 1 —
Standard Chartered Bank, Hong Kong 09/17/2026 $ 2,703 KRW 4,000,000 — (72)
State Street Financial Global Markets 09/17/2026 JPY 200,000 $ 1,251 10 —
State Street Financial Global Markets 09/17/2026 NZD 2,000 $ 1,158 21 —
State Street Financial Global Markets 09/17/2026 $ 835 THB 28,000 — (7)
State Street Financial Global Markets 09/17/2026 $ 30,975 EUR 27,000 — (211)
State Street Financial Global Markets 09/17/2026 $ 435 RON 2,000 — (4)
State Street Financial Global Markets 09/17/2026 $ 1,027 MXN 18,000 — (8)
State Street Financial Global Markets 09/17/2026 $ 1,870 SEK 18,000 — (26)
State Street Financial Global Markets 09/17/2026 $ 4,897 MYR 20,000 1 (11)
State Street Financial Global Markets 09/17/2026 $ 5,420 KRW 8,000,000 — (129)
State Street Financial Global Markets 09/17/2026 $ 834 IDR 15,000,000 6 —
State Street Financial Global Markets 09/17/2026 $ 1,856 JPY 300,000 — (36)
Total $ 58 $ (2,607)
Amounts in thousands.

Schedule of Investments
International Equity Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .08 % Shares Held Value (000's)
Money Market Funds - 1 .08%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
69,799,130 $ 69,799
TOTAL INVESTMENT COMPANIES $ 69,799
COMMON STOCKS - 98 .87 % Shares Held Value (000's)
Aerospace & Defense - 2 .50%
BAE Systems PLC 5,714,926 $ 161,785
Agriculture - 3 .54%
British American Tobacco PLC 3,776,303 229,073
Apparel - 0 .60%
Samsonite Group SA
(c)
21,715,800 39,079
Automobile Manufacturers - 3 .70%
Daimler Truck Holding AG 4,238,261 239,719
Banks - 15 .98%
AIB Group PLC 17,808,461 211,807
BNP Paribas SA 1,005,268 127,738
Erste Group Bank AG 1,469,026 192,036
National Bank of Greece SA 7,358,333 137,682
NatWest Group PLC 17,544,262 165,488
Sberbank of Russia PJSC ADR
(d)
194,243 —
UniCredit SpA 2,122,935 200,218
$ 1,034,969
Biotechnology - 1 .82%
Argenx SE
(d)
137,663 117,908
Computers - 2 .86%
Fujitsu Ltd 8,026,400 185,003
Cosmetics & Personal Care - 2 .54%
Haleon PLC 33,631,327 164,644
Distribution & Wholesale - 3 .07%
Rexel SA 4,794,706 198,960
Electronics - 1 .42%
Hoya Corp 602,600 92,148
Engineering & Construction - 1 .86%
Obayashi Corp 6,118,700 120,259
Entertainment - 1 .52%
Entain PLC 13,467,143 98,594
Food - 0 .00%
Magnit PJSC
(d)
24,200 —
Healthcare - Products - 1 .13%
QIAGEN NV 1,765,970 73,111
Healthcare - Services - 1 .65%
ICON PLC
(d)
652,500 106,726
Insurance - 10 .50%
AIA Group Ltd 14,791,200 149,109
Hannover Rueck SE 436,775 125,899
Sompo Holdings Inc 5,899,000 261,896
Tokio Marine Holdings Inc 2,818,200 143,633
$ 680,537
Internet - 7 .98%
Spotify Technology SA
(d)
363,680 181,818
Tencent Holdings Ltd 3,579,000 218,688
Trip.com Group Ltd
(d)
2,489,050 116,613
$ 517,119
Iron & Steel - 1 .40%
Evraz PLC
(d)
204,000 —
Vale SA ADR 6,013,758 90,567
$ 90,567
Lodging - 1 .81%
Galaxy Entertainment Group Ltd 26,917,000 117,385
Machinery - Construction & Mining - 1 .59%
Komatsu Ltd 2,374,400 103,026
Mining - 4 .01%
Teck Resources Ltd 4,320,070 259,971
Oil & Gas - 5 .23%
BP PLC 14,838,391 111,483
Gazprom PJSC
(d)
288,000 —
LUKOIL PJSC
(d)
20,000 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Novatek PJSC
(d)
67,000 $ —
Suncor Energy Inc 3,386,716 227,432
$ 338,915
Pharmaceuticals - 2 .94%
Ascendis Pharma A/S
(d)
174,937 42,669
AstraZeneca PLC 869,496 147,910
$ 190,579
Retail - 3 .21%
Yum China Holdings Inc 4,385,280 207,794
Semiconductors - 14 .87%
ASML Holding NV 188,884 311,271
Samsung Electronics Co Ltd 1,658,048 288,591
Taiwan Semiconductor Manufacturing Co Ltd 1,242,000 91,865
Taiwan Semiconductor Manufacturing Co Ltd ADR 671,869 271,603
$ 963,330
Software - 1 .14%
Constellation Software Inc/Canada - Warrants
(d),(e)
500 —
Nice Ltd ADR
(d)
748,912 73,985
$ 73,985
TOTAL COMMON STOCKS $ 6,405,186
Total Investments $ 6,474,985
Other Assets and Liabilities -  0.05% 3,342
TOTAL NET ASSETS - 100.00% $ 6,478,327
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,079 or 0.60% of net assets.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Equity Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 2,296 $ 2,736,560 $ 2,669,057 $ 69,799
$ 2,296 $ 2,736,560 $ 2,669,057 $ 69,799
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 1,492 $ — $ — $ —
$ 1,492 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .88 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Russell Top 200 Growth ETF 64,200 $ 17,744
Money Market Funds - 2 .57%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
1,523,538 1,523
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(c)
143,999,552 144,000
$ 145,523
TOTAL INVESTMENT COMPANIES $ 163,267
CONVERTIBLE PREFERRED STOCKS
- 0 .33 % Shares Held Value (000's)
Automobile Manufacturers - 0 .17%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 9,562
Chemicals - 0 .04%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 1,953
Software - 0 .12%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 5,335
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 1,506
$ 6,841
TOTAL CONVERTIBLE PREFERRED STOCKS $ 18,356
COMMON STOCKS - 97 .43 % Shares Held Value (000's)
Aerospace & Defense - 3 .22%
Boeing Co/The
(d)
13,830 $ 2,989
FTAI Aviation Ltd 131,525 27,095
General Electric Co 35,002 12,603
HEICO Corp - Class A 43,476 11,185
Howmet Aerospace Inc 418,011 117,988
Karman Holdings Inc
(d)
18,805 905
Lockheed Martin Corp 5,709 3,327
Rocket Lab Corp
(d)
85,445 5,550
TransDigm Group Inc 793 995
$ 182,637
Airlines - 0 .13%
Delta Air Lines Inc 81,951 7,166
Apparel - 0 .07%
Ralph Lauren Corp 8,501 3,233
Tapestry Inc 6,759 1,030
$ 4,263
Automobile Manufacturers - 1 .55%
Cummins Inc 14,686 9,314
Tesla Inc
(d)
252,227 78,495
$ 87,809
Banks - 1 .44%
Bank of America Corp 216,483 13,411
Bank of New York Mellon Corp/The 7,339 1,147
Citigroup Inc 251,244 33,277
Morgan Stanley 148,520 31,252
NU Holdings Ltd/Cayman Islands
(d)
97,434 1,396
Popular Inc 7,225 1,266
$ 81,749
Beverages - 0 .05%
Coca-Cola Co/The 12,541 1,099
Monster Beverage Corp
(d)
8,990 866
PepsiCo Inc 4,533 633
$ 2,598
Biotechnology - 1 .80%
Alnylam Pharmaceuticals Inc
(d)
48,788 10,027
Amgen Inc 10,728 4,132
Arrowhead Pharmaceuticals Inc
(d)
77,332 6,546
Biogen Inc
(d)
30,615 6,213
Cogent Biosciences Inc
(d)
29,149 1,135
Dianthus Therapeutics Inc
(d)
47,837 5,115
Exelixis Inc
(d)
29,615 1,571
Gilead Sciences Inc 235,890 30,715
Halozyme Therapeutics Inc
(d)
442,936 36,560
$ 102,014
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 0 .05%
Johnson Controls International plc 1,130 $ 166
Trane Technologies PLC 6,207 2,824
$ 2,990
Chemicals - 0 .06%
DuPont de Nemours Inc 18,728 2,566
Sherwin-Williams Co/The 1,715 584
$ 3,150
Commercial Services - 1 .68%
API Group Corp
(d)
736,738 29,234
Automatic Data Processing Inc 4,140 1,103
Block Inc
(d)
14,932 1,213
Cintas Corp 9,581 1,961
H&R Block Inc 260,719 11,479
Moody's Corp 1,951 933
Morningstar Inc 36,567 7,042
NIQ Global Intelligence Plc
(d)
166,858 1,864
Quanta Services Inc 54,279 36,224
UL Solutions Inc 16,120 1,477
United Rentals Inc 2,511 2,710
$ 95,240
Computers - 10 .30%
Apple Inc 1,303,386 402,630
Crowdstrike Holdings Inc
(d)
54,693 10,438
Dell Technologies Inc 4,754 1,927
ExlService Holdings Inc
(d)
56,041 1,901
Fortinet Inc
(d)
21,881 3,544
Lumentum Holdings Inc
(d)
18,633 13,303
NetApp Inc 115,440 20,606
Okta Inc
(d)
18,260 2,592
Rubrik Inc
(d)
256,446 18,556
Sandisk Corp
(d)
27,397 33,282
Seagate Technology Holdings PLC 10,969 9,391
Western Digital Corp 119,600 65,163
$ 583,333
Cosmetics & Personal Care - 0 .12%
Colgate-Palmolive Co 9,674 883
Estee Lauder Cos Inc/The 70,289 5,897
$ 6,780
Diversified Financial Services - 2 .05%
Ally Financial Inc 221,978 9,618
American Express Co 4,344 1,461
Brookfield Asset Management Ltd 9,936 481
Charles Schwab Corp/The 3,443 362
Figure Technology Solutions Inc
(d)
228,669 5,696
Interactive Brokers Group Inc - A Shares 4,870 429
Mastercard Inc 22,701 13,010
Rocket Cos Inc
(d)
252,782 3,261
Visa Inc 223,992 82,010
$ 116,328
Electric - 0 .42%
Constellation Energy Corp 628 165
NRG Energy Inc 30,891 4,149
Talen Energy Corp
(d)
58,124 19,419
$ 23,733
Electrical Components & Equipment - 0 .27%
Eaton Corp PLC 1,686 700
Powell Industries Inc 70,750 14,764
$ 15,464
Electronics - 2 .14%
Advanced Energy Industries Inc 39,325 11,385
Amphenol Corp 140,754 22,619
Garmin Ltd 110,237 32,385
Jabil Inc 93,623 29,496
Keysight Technologies Inc
(d)
32,119 10,249
Sanmina Corp
(d)
35,526 6,592
TTM Technologies Inc
(d)
20,099 2,320
Vicor Corp
(d)
30,754 6,378
$ 121,424

Schedule of Investments
LargeCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 1 .87%
Comfort Systems USA Inc 35,339 $ 61,126
Dycom Industries Inc
(d)
7,095 2,845
EMCOR Group Inc 26,436 21,081
Everus Construction Group Inc
(d)
102,222 12,822
Sterling Infrastructure Inc
(d)
13,350 7,967
$ 105,841
Environmental Control - 0 .17%
GFL Environmental Inc 218,515 9,029
Waste Management Inc 2,815 638
$ 9,667
Food - 0 .14%
Performance Food Group Co
(d)
67,864 7,763
Healthcare - Products - 0 .52%
Caris Life Sciences Inc
(d)
492,218 7,713
Intuitive Surgical Inc
(d)
9,904 3,499
Natera Inc
(d)
41,274 11,052
Thermo Fisher Scientific Inc 12,258 7,040
$ 29,304
Home Furnishings - 0 .06%
SharkNinja Inc
(d)
22,242 3,598
Internet - 17 .81%
Airbnb Inc
(d)
11,619 1,760
Alphabet Inc - A Shares 1,161,023 413,475
Alphabet Inc - C Shares 513,375 183,095
Amazon.com Inc
(d)
364,832 99,081
AppLovin Corp
(d)
69,764 27,620
Booking Holdings Inc 36,743 7,087
DoorDash Inc - Class A
(d)
10,531 2,066
Expedia Group Inc 41,432 12,212
Gen Digital Inc 359,275 9,862
Lyft Inc
(d)
244,070 3,871
MercadoLibre Inc
(d)
3,720 6,986
Meta Platforms Inc 318,044 177,058
Netflix Inc
(d)
117,903 8,455
Palo Alto Networks Inc
(d)
29,110 9,660
Reddit Inc
(d)
39,439 5,548
Robinhood Markets Inc
(d)
94,532 8,183
Roku Inc
(d)
57,422 8,327
Sea Ltd ADR
(d)
124,237 13,261
Spotify Technology SA
(d)
4,437 2,218
Uber Technologies Inc
(d)
127,859 8,996
$ 1,008,821
Investment Companies - 0 .15%
IREN Ltd
(d)
225,198 8,287
Leisure Products & Services - 0 .17%
Royal Caribbean Cruises Ltd 25,304 8,054
Viking Holdings Ltd
(d)
13,435 1,402
$ 9,456
Lodging - 0 .78%
Hilton Worldwide Holdings Inc 6,270 2,009
Marriott International Inc/MD 71,098 26,508
Travel + Leisure Co 131,528 9,999
Wyndham Hotels & Resorts Inc 78,017 5,840
$ 44,356
Machinery - Construction & Mining - 2 .16%
Bloom Energy Corp
(d)
17,884 3,680
Caterpillar Inc 22,615 18,427
Forgent Power Solutions Inc
(d)
253,714 8,441
GE Vernova Inc 80,397 79,617
Vertiv Holdings Co 50,420 12,180
$ 122,345
Media - 0 .32%
Nexstar Media Group Inc 15,380 2,930
Space Exploration Technologies Corp
(d),(g)
140,397 15,215
$ 18,145
Mining - 0 .04%
Southern Copper Corp 13,815 2,524
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 2 .04%
3M Co 37,544 $ 6,619
Axon Enterprise Inc
(d)
133,693 70,558
Fabrinet
(d)
32,393 14,104
Illinois Tool Works Inc 2,349 674
ITT Inc 121,294 23,771
$ 115,726
Oil & Gas - 0 .81%
HF Sinclair Corp 118,674 10,855
Marathon Petroleum Corp 12,715 4,024
Phillips 66 129,583 27,430
Valero Energy Corp 10,899 3,410
$ 45,719
Oil & Gas Services - 0 .06%
TechnipFMC PLC 50,167 3,595
Pharmaceuticals - 4 .97%
AbbVie Inc 3,969 996
Abivax SA ADR
(d)
63,871 7,979
Ascendis Pharma A/S
(d)
310,369 75,702
Cardinal Health Inc 111,324 25,608
Eli Lilly & Co 129,363 148,618
Johnson & Johnson 36,932 9,467
McKesson Corp 3,231 2,766
Novo Nordisk A/S ADR 218,464 10,285
$ 281,421
Private Equity - 0 .04%
Blackstone Inc 16,540 2,113
KKR & Co Inc 4,199 426
$ 2,539
REITs - 0 .10%
American Tower Corp 8,476 1,469
Public Storage 531 172
Welltower Inc 17,517 4,107
$ 5,748
Retail - 1 .25%
AutoZone Inc
(d)
63 190
Carvana Co
(d)
19,479 1,215
Costco Wholesale Corp 5,455 5,192
Home Depot Inc/The 20,747 6,887
Murphy USA Inc 24,922 15,147
QXO Inc
(d)
1,139,027 15,149
Ross Stores Inc 87,901 22,069
Starbucks Corp 17,618 1,854
TJX Cos Inc/The 14,185 2,232
Walmart Inc 10,592 1,178
$ 71,113
Semiconductors - 24 .64%
Advanced Micro Devices Inc
(d)
193,565 92,166
Analog Devices Inc 740 272
Applied Materials Inc 71,444 36,270
ASML Holding NV - NY Reg Shares 13,220 21,535
Astera Labs Inc
(d)
31,174 9,702
Broadcom Inc 694,462 270,340
KLA Corp 47,220 8,633
Lam Research Corp 111,298 32,613
Marvell Technology Inc 18,693 3,506
Micron Technology Inc 126,995 104,521
Monolithic Power Systems Inc 1,014 1,446
NVIDIA Corp 3,640,745 730,879
SK hynix Inc ADR 6,642 955
Taiwan Semiconductor Manufacturing Co Ltd ADR 192,537 77,833
Texas Instruments Inc 19,487 5,373
$ 1,396,044
Software - 11 .31%
Adobe Inc
(d)
10,161 2,545
Cadence Design Systems Inc
(d)
9,953 3,384
Cloudflare Inc
(d)
103,410 28,849
Datadog Inc
(d)
18,969 5,083
Dynatrace Inc
(d)
42,068 1,865

Schedule of Investments
LargeCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Elastic NV
(d)
195,108 $ 12,836
Intuit Inc 3,076 972
Magic Leap Inc
(d),(e),(f)
10,706 —
Microsoft Corp 756,458 351,542
MongoDB Inc
(d)
48,330 16,310
MSCI Inc 34,913 19,979
nCino Inc
(d)
58,248 1,075
Nebius Group NV
(d)
156,406 29,781
Oracle Corp 112,239 14,576
Palantir Technologies Inc
(d)
225,553 27,757
ServiceNow Inc
(d)
321,359 35,745
Snowflake Inc - Class A
(d)
239,501 70,241
Stripe Inc - Class B
(d),(e),(f)
63,561 4,004
Teradata Corp
(d)
66,072 2,048
Twilio Inc
(d)
60,671 11,973
$ 640,565
Telecommunications - 1 .49%
Arista Networks Inc
(d)
312,732 56,401
Ciena Corp
(d)
48,548 18,305
Corning Inc 55,891 7,727
Motorola Solutions Inc 2,271 990
Ubiquiti Inc 1,651 919
$ 84,342
Transportation - 1 .18%
CH Robinson Worldwide Inc 89,566 13,232
CSX Corp 590,270 29,750
Landstar System Inc 92,548 16,175
Union Pacific Corp 4,267 1,246
XPO Inc
(d)
30,976 6,225
$ 66,628
TOTAL COMMON STOCKS $ 5,520,225
Total Investments $ 5,701,848
Other Assets and Liabilities -  (0.64)% (36,117)
TOTAL NET ASSETS - 100.00% $ 5,665,731
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,523 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,442 or 0.03% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 154,085 $ 2,963,586 $ 2,973,671 $ 144,000
$ 154,085 $ 2,963,586 $ 2,973,671 $ 144,000
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 2,924 $ — $ — $ —
$ 2,924 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 5,335 0.09%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 1,506 0.03%
Sila Nano Series F   0.00% 01/07/2021 4,277 1,953 0.04%
Stripe Inc - Class B 12/17/2019 997 4,004 0.07%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 9,562 0.17%
Total $ 22,360 0.40%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2026 Long 90 $ 33,837 $ 256
Total $ 256
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .31 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .26%
iShares Core S&P 500 ETF 47,100 $ 35,340
Money Market Funds - 0 .05%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
6,014,171 6,014
TOTAL INVESTMENT COMPANIES $ 41,354
COMMON STOCKS - 99 .39 % Shares Held Value (000's)
Advertising - 0 .05%
Omnicom Group Inc 58,741 $ 4,623
Trade Desk Inc/The
(c)
88,006 1,588
$ 6,211
Aerospace & Defense - 2 .20%
Boeing Co/The
(c)
162,472 35,117
General Dynamics Corp 52,314 20,058
General Electric Co 215,034 77,427
Honeywell Aerospace Inc
(c)
65,299 13,500
Howmet Aerospace Inc 82,464 23,276
L3Harris Technologies Inc 38,395 10,638
Lockheed Martin Corp 41,819 24,370
Northrop Grumman Corp 27,518 14,928
RTX Corp 277,555 59,735
TransDigm Group Inc 11,529 14,462
$ 293,511
Agriculture - 0 .72%
Altria Group Inc 344,169 23,517
Archer-Daniels-Midland Co 99,332 7,874
Bunge Global SA 27,991 2,973
Philip Morris International Inc 321,223 61,296
$ 95,660
Airlines - 0 .18%
Delta Air Lines Inc 134,676 11,776
Southwest Airlines Co 100,738 4,530
United Airlines Holdings Inc
(c)
66,895 8,117
$ 24,423
Apparel - 0 .17%
Deckers Outdoor Corp
(c)
29,256 2,834
NIKE Inc 247,220 10,312
Ralph Lauren Corp 7,967 3,030
Tapestry Inc 41,642 6,345
$ 22,521
Automobile Manufacturers - 1 .81%
Cummins Inc 28,441 18,037
Ford Motor Co 806,653 11,842
General Motors Co 185,835 16,513
PACCAR Inc 108,470 14,392
Tesla Inc
(c)
580,242 180,577
$ 241,361
Automobile Parts & Equipment - 0 .02%
Aptiv PLC
(c)
43,616 2,463
Banks - 4 .70%
Bank of America Corp 1,345,617 83,361
Bank of New York Mellon Corp/The 141,465 22,115
Citigroup Inc 351,525 46,559
Citizens Financial Group Inc 87,157 6,245
Fifth Third Bancorp 186,793 10,554
Goldman Sachs Group Inc/The 60,803 61,921
Huntington Bancshares Inc/OH 417,798 7,119
JPMorgan Chase & Co 552,255 194,278
KeyCorp 189,943 4,291
M&T Bank Corp 30,182 7,433
Morgan Stanley 247,063 51,987
Northern Trust Corp 38,139 6,949
PNC Financial Services Group Inc/The 82,764 20,680
Regions Financial Corp 175,884 5,444
State Street Corp 57,043 10,505
Truist Financial Corp 256,779 13,311
US Bancorp 319,933 20,159
Wells Fargo & Co 630,714 54,525
$ 627,436
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1 .04%
Brown-Forman Corp - B Shares 34,698 $ 997
Coca-Cola Co/The 798,078 69,904
Constellation Brands Inc 28,743 3,743
Keurig Dr Pepper Inc 280,415 8,727
Molson Coors Beverage Co 33,065 1,374
Monster Beverage Corp
(c)
147,146 14,182
PepsiCo Inc 281,694 39,313
$ 138,240
Biotechnology - 1 .06%
Amgen Inc 111,235 42,843
Biogen Inc
(c)
30,428 6,175
Corteva Inc 137,846 10,850
Gilead Sciences Inc 255,892 33,320
Incyte Corp
(c)
34,587 4,134
Moderna Inc
(c)
72,783 3,990
Regeneron Pharmaceuticals Inc 20,596 15,707
Vertex Pharmaceuticals Inc
(c)
52,311 24,958
$ 141,977
Building Materials - 0 .62%
Builders FirstSource Inc
(c)
22,168 1,473
Carrier Global Corp 160,914 9,946
CRH PLC 137,718 13,084
Johnson Controls International plc 125,747 18,442
Lennox International Inc 6,528 2,715
Martin Marietta Materials Inc 12,377 6,500
Masco Corp 41,578 2,972
Trane Technologies PLC 45,561 20,728
Vulcan Materials Co 26,742 7,182
$ 83,042
Chemicals - 0 .93%
Air Products and Chemicals Inc 45,895 13,534
Albemarle Corp 24,307 2,859
CF Industries Holdings Inc 31,664 3,964
Dow Inc 148,547 4,500
DuPont de Nemours Inc 28,162 3,858
Ecolab Inc 52,205 14,494
International Flavors & Fragrances Inc 52,619 4,169
Linde PLC 95,293 45,586
LyondellBasell Industries NV 53,222 3,304
Mosaic Co/The 65,509 1,449
PPG Industries Inc 45,940 5,077
Qnity Electronics Inc 43,146 5,660
Sherwin-Williams Co/The 47,274 16,113
$ 124,567
Commercial Services - 1 .14%
Automatic Data Processing Inc 82,386 21,953
Block Inc
(c)
110,305 8,961
Cintas Corp 70,090 14,343
Corpay Inc
(c)
13,471 5,147
Equifax Inc 24,541 4,236
Global Payments Inc 47,922 4,029
Moody's Corp 30,966 14,814
PayPal Holdings Inc 181,804 10,401
Quanta Services Inc 30,929 20,641
Rollins Inc 60,531 2,298
S&P Global Inc 62,491 25,742
United Rentals Inc 12,913 13,936
Verisk Analytics Inc 27,004 5,262
$ 151,763
Computers - 9 .37%
Accenture PLC - Class A 126,535 20,995
Apple Inc 3,027,106 935,103
Cognizant Technology Solutions Corp 97,666 5,406
Crowdstrike Holdings Inc
(c)
209,844 40,051
Dell Technologies Inc 59,622 24,169
Fortinet Inc
(c)
128,350 20,786
Gartner Inc
(c)
13,799 2,084
Hewlett Packard Enterprise Co 273,469 13,099
HP Inc 188,491 5,140

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
International Business Machines Corp 193,713 $ 43,324
Leidos Holdings Inc 25,925 2,997
Lumentum Holdings Inc
(c)
16,036 11,449
NetApp Inc 40,671 7,260
Sandisk Corp
(c)
30,523 37,080
Seagate Technology Holdings PLC 46,216 39,567
Super Micro Computer Inc
(c)
115,988 3,294
Western Digital Corp 71,041 38,706
$ 1,250,510
Consumer Products - 0 .13%
Avery Dennison Corp 15,765 2,676
Church & Dwight Co Inc 48,835 4,825
Clorox Co/The 24,922 2,381
Kimberly-Clark Corp 68,414 7,478
$ 17,360
Cosmetics & Personal Care - 0 .72%
Colgate-Palmolive Co 164,921 15,057
Estee Lauder Cos Inc/The 50,967 4,276
Kenvue Inc 395,719 7,614
Procter & Gamble Co/The 479,931 69,345
$ 96,292
Distribution & Wholesale - 0 .22%
Copart Inc
(c)
182,657 5,319
Fastenal Co 236,613 11,289
WW Grainger Inc 8,954 12,376
$ 28,984
Diversified Financial Services - 3 .51%
American Express Co 109,691 36,884
Ameriprise Financial Inc 18,529 10,114
Apollo Global Management Inc 95,058 11,938
Ares Management Corp 43,473 5,568
Blackrock Inc 29,756 32,446
Capital One Financial Corp 128,256 26,807
Cboe Global Markets Inc 21,570 6,692
Charles Schwab Corp/The 336,934 35,459
CME Group Inc 74,682 19,999
Coinbase Global Inc
(c)
45,842 6,705
Franklin Resources Inc 63,189 2,140
Interactive Brokers Group Inc - A Shares 91,816 8,079
Intercontinental Exchange Inc 116,553 17,772
Invesco Ltd 91,365 2,704
Mastercard Inc 166,300 95,306
Nasdaq Inc 92,082 8,673
Raymond James Financial Inc 35,747 6,291
Synchrony Financial 69,326 5,254
T Rowe Price Group Inc 44,161 4,935
Visa Inc 342,071 125,242
$ 469,008
Electric - 2 .02%
AES Corp/The 146,984 2,158
Alliant Energy Corp 53,232 3,768
Ameren Corp 57,040 6,252
American Electric Power Co Inc 112,141 14,337
CenterPoint Energy Inc 134,826 5,668
CMS Energy Corp 63,669 4,584
Consolidated Edison Inc 75,955 8,268
Constellation Energy Corp 65,886 17,312
Dominion Energy Inc 181,258 12,538
DTE Energy Co 42,875 6,083
Duke Energy Corp 160,677 20,154
Edison International 79,307 5,819
Entergy Corp 94,372 10,156
Evergy Inc 47,510 3,944
Eversource Energy 77,512 5,549
Exelon Corp 210,886 9,663
FirstEnergy Corp 107,295 5,183
NextEra Energy Inc 429,795 37,358
NRG Energy Inc 43,485 5,840
PG&E Corp 453,885 7,888
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Pinnacle West Capital Corp 24,977 $ 2,522
PPL Corp 155,062 5,460
Public Service Enterprise Group Inc 102,706 7,875
Sempra 134,727 11,930
Southern Co/The 232,340 21,965
Vistra Corp 65,324 9,680
WEC Energy Group Inc 67,133 7,346
Xcel Energy Inc 128,664 10,061
$ 269,361
Electrical Components & Equipment - 0 .35%
AMETEK Inc 47,239 11,418
Eaton Corp PLC 80,030 33,229
Generac Holdings Inc
(c)
12,132 2,391
$ 47,038
Electronics - 1 .15%
Allegion plc 17,712 2,788
Amphenol Corp 253,555 40,746
Coherent Corp
(c)
40,321 10,600
Emerson Electric Co 115,438 17,295
Flex Ltd
(c)
75,779 8,620
Fortive Corp 62,832 3,720
Garmin Ltd 33,786 9,926
Honeywell International Inc 65,299 15,871
Hubbell Inc 10,891 5,147
Jabil Inc 21,745 6,851
Keysight Technologies Inc
(c)
35,347 11,279
Mettler-Toledo International Inc
(c)
4,166 5,900
TE Connectivity PLC 60,160 12,374
Trimble Inc
(c)
48,045 2,718
$ 153,835
Energy - Alternate Sources - 0 .03%
First Solar Inc
(c)
22,147 4,674
Engineering & Construction - 0 .17%
Comfort Systems USA Inc 7,245 12,532
EMCOR Group Inc 9,161 7,305
Jacobs Solutions Inc 24,337 3,284
$ 23,121
Entertainment - 0 .06%
Live Nation Entertainment Inc
(c)
32,615 5,679
TKO Group Holdings Inc 12,979 2,360
$ 8,039
Environmental Control - 0 .25%
Pentair PLC 33,307 2,179
Republic Services Inc 41,217 8,678
Veralto Corp 50,618 4,767
Waste Management Inc 76,145 17,251
$ 32,875
Food - 0 .42%
General Mills Inc 109,994 3,932
Hershey Co/The 30,551 5,348
Hormel Foods Corp 60,110 1,503
J M Smucker Co/The 21,980 2,621
Kraft Heinz Co/The 175,962 4,549
Kroger Co/The 116,909 6,750
McCormick & Co Inc/MD 52,347 2,665
Mondelez International Inc 264,564 16,485
Sysco Corp 98,554 8,401
Tyson Foods Inc 58,146 3,370
$ 55,624
Forest Products & Paper - 0 .03%
International Paper Co 109,135 4,456
Gas - 0 .08%
Atmos Energy Corp 34,402 5,944
NiSource Inc 98,814 4,390
$ 10,334

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .06%
Snap-on Inc 10,678 $ 4,383
Stanley Black & Decker Inc 32,040 3,030
$ 7,413
Healthcare - Products - 2 .04%
Abbott Laboratories 358,993 37,946
Agilent Technologies Inc 58,246 8,059
Align Technology Inc
(c)
13,728 2,322
Baxter International Inc 106,446 2,785
Bio-Techne Corp 32,270 2,326
Boston Scientific Corp
(c)
306,342 14,315
Cooper Cos Inc/The
(c)
40,214 2,908
Danaher Corp 129,828 25,314
Edwards Lifesciences Corp
(c)
118,674 10,214
GE HealthCare Technologies Inc 93,755 6,377
IDEXX Laboratories Inc
(c)
16,259 9,090
Insulet Corp
(c)
14,276 2,361
Intuitive Surgical Inc
(c)
72,994 25,791
Medtronic PLC 264,613 22,595
ResMed Inc 29,897 6,308
Revvity Inc 22,993 2,587
Solventum Corp
(c)
30,338 2,592
STERIS PLC 20,214 4,617
Stryker Corp 71,110 23,161
Thermo Fisher Scientific Inc 76,593 43,987
Waters Corp
(c)
20,237 7,636
West Pharmaceutical Services Inc 14,561 4,965
Zimmer Biomet Holdings Inc 39,873 3,745
$ 272,001
Healthcare - Services - 1 .21%
Centene Corp
(c)
96,684 6,016
Charles River Laboratories International Inc
(c)
9,928 2,308
Cigna Group/The 54,521 15,214
DaVita Inc
(c)
6,616 1,588
Elevance Health Inc 44,759 16,822
HCA Healthcare Inc 32,005 12,885
Humana Inc 24,746 9,004
IQVIA Holdings Inc
(c)
34,398 8,084
Labcorp Holdings Inc 16,900 5,226
Quest Diagnostics Inc 22,814 5,316
UnitedHealth Group Inc 187,172 77,564
Universal Health Services Inc 10,983 1,850
$ 161,877
Home Builders - 0 .15%
DR Horton Inc 54,356 7,776
Lennar Corp - A Shares 44,362 3,653
NVR Inc
(c)
558 3,430
PulteGroup Inc 39,260 4,966
$ 19,825
Insurance - 3 .13%
Aflac Inc 94,413 12,036
Allstate Corp/The 53,056 14,011
American International Group Inc 109,277 8,587
Aon PLC 44,019 15,871
Arch Capital Group Ltd
(c)
71,720 7,210
Arthur J Gallagher & Co 52,948 13,206
Assurant Inc 10,212 2,851
Berkshire Hathaway Inc - Class B
(c)
377,855 193,288
Brown & Brown Inc 60,078 4,229
Chubb Ltd 74,343 26,071
Cincinnati Financial Corp 31,882 5,665
Erie Indemnity Co 5,236 1,267
Everest Group Ltd 8,156 3,052
Globe Life Inc 16,003 2,917
Hartford Insurance Group Inc/The 56,500 8,018
Loews Corp 34,775 4,034
Marsh & McLennan Cos Inc 99,300 18,836
MetLife Inc 111,396 10,709
Principal Financial Group Inc 40,513 4,606
Progressive Corp/The 120,433 25,462
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Prudential Financial Inc 71,518 $ 8,731
Travelers Cos Inc/The 43,827 16,407
W R Berkley Corp 60,615 4,397
Willis Towers Watson PLC 19,466 6,539
$ 418,000
Internet - 13 .91%
Airbnb Inc
(c)
86,136 13,051
Alphabet Inc - A Shares 1,208,520 430,390
Alphabet Inc - C Shares 974,126 347,422
Amazon.com Inc
(c)
2,017,535 547,922
AppLovin Corp
(c)
55,452 21,953
Booking Holdings Inc 159,704 30,807
CDW Corp/DE 26,331 3,892
DoorDash Inc - Class A
(c)
77,995 15,300
eBay Inc 91,509 10,433
Expedia Group Inc 23,599 6,956
F5 Inc
(c)
11,630 4,682
Gen Digital Inc 113,595 3,118
GoDaddy Inc
(c)
27,290 2,258
Meta Platforms Inc 452,612 251,974
Netflix Inc
(c)
867,858 62,234
Palo Alto Networks Inc
(c)
167,149 55,465
Robinhood Markets Inc
(c)
163,066 14,115
Uber Technologies Inc
(c)
419,543 29,519
VeriSign Inc 16,880 4,896
$ 1,856,387
Iron & Steel - 0 .14%
Nucor Corp 46,938 12,077
Steel Dynamics Inc 27,939 7,020
$ 19,097
Leisure Products & Services - 0 .19%
Carnival Corp Ltd 265,141 7,374
Norwegian Cruise Line Holdings Ltd
(c)
94,624 1,753
Royal Caribbean Cruises Ltd 51,406 16,362
$ 25,489
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 46,919 15,037
Las Vegas Sands Corp 61,454 3,004
Marriott International Inc/MD 45,108 16,818
MGM Resorts International
(c)
39,548 1,763
Wynn Resorts Ltd 17,285 1,716
$ 38,338
Machinery - Construction & Mining - 1 .13%
Caterpillar Inc 94,930 77,350
GE Vernova Inc 55,384 54,846
Vertiv Holdings Co 79,166 19,124
$ 151,320
Machinery - Diversified - 0 .61%
Deere & Co 51,774 30,685
Dover Corp 27,754 5,679
IDEX Corp 15,255 3,516
Ingersoll Rand Inc 73,397 6,120
Nordson Corp 10,922 3,252
Otis Worldwide Corp 79,085 5,690
Rockwell Automation Inc 22,934 11,010
Westinghouse Air Brake Technologies Corp 34,971 10,172
Xylem Inc/NY 48,989 5,730
$ 81,854
Media - 0 .60%
Charter Communications Inc
(c)
17,236 2,499
Comcast Corp - Class A 734,300 17,594
EchoStar Corp
(c)
28,087 2,362
FactSet Research Systems Inc 7,508 1,976
Fox Corp - A Shares 41,113 2,394
Fox Corp - B Shares 28,657 1,488
News Corp - A Shares 75,206 2,073
News Corp - B Shares 24,832 777
Paramount Skydance Corp 65,009 517

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The 357,900 $ 34,426
Warner Bros Discovery Inc
(c)
510,805 13,434
$ 79,540
Mining - 0 .29%
Freeport-McMoRan Inc 296,285 18,556
Newmont Corp 220,025 20,619
$ 39,175
Miscellaneous Manufacturers - 0 .59%
3M Co 107,497 18,950
A O Smith Corp 23,077 1,388
Axon Enterprise Inc
(c)
16,614 8,768
Illinois Tool Works Inc 53,959 15,483
Parker-Hannifin Corp 25,987 25,377
Teledyne Technologies Inc
(c)
9,549 6,260
Textron Inc 35,839 3,056
$ 79,282
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(c)
9,817 2,884
Oil & Gas - 2 .68%
APA Corp 72,851 2,719
Chevron Corp 385,846 75,946
ConocoPhillips 251,094 30,252
Devon Energy Corp 237,626 10,724
Diamondback Energy Inc 40,006 8,119
EOG Resources Inc 109,777 16,323
EQT Corp 128,912 6,870
Expand Energy Corp 49,305 4,636
ExxonMobil Holdings Corp 854,285 132,790
Marathon Petroleum Corp 60,169 19,042
Occidental Petroleum Corp 149,648 8,540
Phillips 66 82,634 17,492
Texas Pacific Land Corp 11,942 4,807
Valero Energy Corp 61,199 19,149
$ 357,409
Oil & Gas Services - 0 .25%
Baker Hughes Co 204,468 12,368
Halliburton Co 172,178 5,553
SLB Ltd 308,136 15,280
$ 33,201
Packaging & Containers - 0 .13%
Amcor PLC 95,291 4,277
Ball Corp 54,874 3,561
Packaging Corp of America 18,249 4,486
Smurfit Westrock PLC 108,093 4,969
$ 17,293
Pharmaceuticals - 4 .72%
AbbVie Inc 364,141 91,378
Becton Dickinson & Co 56,789 9,405
Bristol-Myers Squibb Co 420,877 27,487
Cardinal Health Inc 48,271 11,104
Cencora Inc 40,100 12,485
CVS Health Corp 262,972 27,462
Dexcom Inc
(c)
79,529 6,637
Eli Lilly & Co 163,042 187,309
Henry Schein Inc
(c)
19,957 1,711
Johnson & Johnson 496,135 127,184
McKesson Corp 24,776 21,213
Merck & Co Inc 509,038 66,277
Pfizer Inc 1,174,671 29,379
Viatris Inc 240,018 4,215
Zoetis Inc 86,404 6,678
$ 629,924
Pipelines - 0 .41%
Kinder Morgan Inc 403,518 12,985
ONEOK Inc 129,852 11,792
Targa Resources Corp 44,239 11,961
Williams Cos Inc/The 252,064 18,033
$ 54,771
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 0 .25%
Blackstone Inc 153,110 $ 19,560
KKR & Co Inc 142,491 14,453
$ 34,013
Real Estate - 0 .08%
CBRE Group Inc
(c)
60,350 8,860
CoStar Group Inc
(c)
84,164 2,421
$ 11,281
REITs - 1 .79%
Alexandria Real Estate Equities Inc 32,325 1,663
American Tower Corp 96,022 16,646
AvalonBay Communities Inc 28,633 5,315
BXP Inc 30,567 2,143
Camden Property Trust 20,717 2,296
Crown Castle Inc 89,954 6,863
Digital Realty Trust Inc 71,676 13,512
Equinix Inc 20,328 20,720
Equity Residential 70,272 4,670
Essex Property Trust Inc 13,245 3,763
Extra Space Storage Inc 43,541 6,446
Federal Realty Investment Trust 16,203 2,011
Healthpeak Properties Inc 142,091 3,102
Host Hotels & Resorts Inc 131,275 3,299
Invitation Homes Inc 112,639 3,348
Iron Mountain Inc 61,320 7,501
Kimco Realty Corp 138,994 3,541
Mid-America Apartment Communities Inc 23,987 3,174
Prologis Inc 192,157 27,788
Public Storage 34,565 11,205
Realty Income Corp 192,189 12,275
Regency Centers Corp 33,963 2,727
SBA Communications Corp 21,860 3,956
Simon Property Group Inc 66,836 15,330
UDR Inc 60,939 2,325
Ventas Inc 100,201 9,370
VICI Properties Inc 225,238 5,935
Welltower Inc 145,491 34,109
Weyerhaeuser Co 148,609 3,720
$ 238,753
Retail - 3 .82%
AutoZone Inc
(c)
3,397 10,246
Best Buy Co Inc 40,385 3,484
Carvana Co
(c)
147,629 9,206
Casey's General Stores Inc 7,619 6,636
Chipotle Mexican Grill Inc
(c)
264,375 9,840
Costco Wholesale Corp 91,439 87,040
Darden Restaurants Inc 23,606 4,806
Dollar General Corp 45,389 5,767
Dollar Tree Inc
(c)
37,324 4,748
Domino's Pizza Inc 6,306 2,191
Genuine Parts Co 28,365 3,528
Home Depot Inc/The 205,285 68,146
Lowe's Cos Inc 115,431 23,988
Lululemon Athletica Inc
(c)
21,582 2,565
McDonald's Corp 146,438 39,632
O'Reilly Automotive Inc
(c)
170,800 15,261
Ross Stores Inc 66,396 16,670
Starbucks Corp 234,895 24,723
Target Corp 93,607 13,525
TJX Cos Inc/The 227,911 35,860
Tractor Supply Co 108,090 3,326
Ulta Beauty Inc
(c)
8,978 4,604
Walmart Inc 903,564 100,476
Williams-Sonoma Inc 24,267 5,549
Yum! Brands Inc 56,806 8,707
$ 510,524
Semiconductors - 16 .77%
Advanced Micro Devices Inc
(c)
336,073 160,021
Analog Devices Inc 100,622 36,969
Applied Materials Inc 163,566 83,038

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Broadcom Inc 975,830 $ 379,871
Intel Corp
(c)
973,721 87,830
KLA Corp 269,228 49,220
Lam Research Corp 257,746 75,525
Marvell Technology Inc 180,454 33,846
Microchip Technology Inc 111,529 8,285
Micron Technology Inc 232,430 191,297
Monolithic Power Systems Inc 10,126 14,440
NVIDIA Corp 4,991,921 1,002,128
NXP Semiconductors NV 52,035 11,924
ON Semiconductor Corp
(c)
80,773 6,592
QUALCOMM Inc 217,232 32,066
Skyworks Solutions Inc 30,999 1,931
Teradyne Inc 32,264 11,863
Texas Instruments Inc 187,573 51,721
$ 2,238,567
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 8,120 2,651
Software - 7 .94%
Adobe Inc
(c)
83,307 20,861
Akamai Technologies Inc
(c)
29,965 3,451
Autodesk Inc
(c)
43,518 10,192
Broadridge Financial Solutions Inc 23,838 3,670
Cadence Design Systems Inc
(c)
56,847 19,329
Datadog Inc
(c)
68,184 18,271
Electronic Arts Inc 46,420 9,742
Fair Isaac Corp
(c)
4,780 5,368
Fidelity National Information Services Inc 106,531 4,769
Fiserv Inc
(c)
109,905 5,928
Intuit Inc 56,998 18,015
Jack Henry & Associates Inc 14,644 2,256
Microsoft Corp 1,531,023 711,497
MSCI Inc 15,005 8,587
Oracle Corp 349,729 45,419
Palantir Technologies Inc
(c)
473,226 58,235
Paychex Inc 66,460 7,765
PTC Inc
(c)
23,806 3,266
Roper Technologies Inc 20,800 8,153
Salesforce Inc 168,604 31,027
ServiceNow Inc
(c)
212,555 23,643
Synopsys Inc
(c)
39,483 15,349
Take-Two Interactive Software Inc
(c)
35,876 8,715
Tyler Technologies Inc
(c)
8,691 2,691
Veeva Systems Inc
(c)
30,944 6,306
Workday Inc
(c)
41,986 6,732
$ 1,059,237
Telecommunications - 2 .03%
Arista Networks Inc
(c)
212,811 38,381
AT&T Inc 1,432,073 33,296
Ciena Corp
(c)
29,144 10,989
Cisco Systems Inc 814,085 94,426
Corning Inc 161,416 22,316
Motorola Solutions Inc 34,213 14,908
T-Mobile US Inc 95,909 16,564
Verizon Communications Inc 860,595 40,284
$ 271,164
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 27,703 2,602
Transportation - 0 .93%
CH Robinson Worldwide Inc 24,294 3,589
CSX Corp 382,968 19,301
Expeditors International of Washington Inc 26,956 4,526
FedEx Corp 45,244 13,908
Fedex Freight Holding Co Inc
(c)
22,403 3,148
JB Hunt Transport Services Inc 15,354 4,172
Norfolk Southern Corp 46,289 15,529
Old Dominion Freight Line Inc 37,719 8,002
Union Pacific Corp 122,366 35,747
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
United Parcel Service Inc 153,873 $ 16,037
$ 123,959
Water - 0 .04%
American Water Works Co Inc 40,248 5,400
TOTAL COMMON STOCKS $ 13,267,917
Total Investments $ 13,309,271
Other Assets and Liabilities -  0.30% 39,467
TOTAL NET ASSETS - 100.00% $ 13,348,738
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 273,435 $ 1,431,087 $ 1,698,508 $ 6,014
$ 273,435 $ 1,431,087 $ 1,698,508 $ 6,014
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 4,103 $ — $ — $ —
$ 4,103 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2026 Long 124 $ 46,619 $ 299
Total $ 299
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .25 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .41%
iShares Russell Top 200 Value ETF
(a)
86,300 $ 9,513
Money Market Funds - 1 .84%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(b),(c)
559,156 559
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(b),(d)
41,927,726 41,928
$ 42,487
TOTAL INVESTMENT COMPANIES $ 52,000
COMMON STOCKS - 97 .88 % Shares Held Value (000's)
Advertising - 0 .62%
Omnicom Group Inc 183,429 $ 14,436
Aerospace & Defense - 2 .27%
Boeing Co/The
(e)
4,203 908
General Dynamics Corp 29,993 11,500
General Electric Co 10,812 3,893
Honeywell Aerospace Inc
(e)
4,974 1,028
Lockheed Martin Corp 16,418 9,567
Northrop Grumman Corp 7,691 4,172
RTX Corp 70,947 15,270
TransDigm Group Inc 4,904 6,152
$ 52,490
Agriculture - 0 .68%
Altria Group Inc 116,560 7,965
Philip Morris International Inc 40,905 7,805
$ 15,770
Airlines - 0 .62%
Qantas Airways Ltd ADR 187,348 6,525
Southwest Airlines Co 120,508 5,419
United Airlines Holdings Inc
(e)
19,793 2,402
$ 14,346
Apparel - 0 .08%
Capri Holdings Ltd
(e)
63,107 1,005
NIKE Inc 18,502 772
$ 1,777
Automobile Manufacturers - 0 .81%
Cummins Inc 5,781 3,666
General Motors Co 158,288 14,066
PACCAR Inc 8,098 1,074
$ 18,806
Automobile Parts & Equipment - 1 .30%
Allison Transmission Holdings Inc 87,149 9,982
Aptiv PLC
(e)
356,887 20,153
$ 30,135
Banks - 8 .37%
Bank of America Corp 545,819 33,814
Bank of New York Mellon Corp/The 109,852 17,173
Citigroup Inc 47,735 6,323
Goldman Sachs Group Inc/The 8,891 9,054
JPMorgan Chase & Co 95,669 33,656
Morgan Stanley 26,032 5,477
Northern Trust Corp 63,895 11,641
PNC Financial Services Group Inc/The 6,295 1,573
Popular Inc 62,279 10,912
State Street Corp 162,596 29,944
Truist Financial Corp 19,542 1,013
US Bancorp 24,400 1,537
Wells Fargo & Co 262,419 22,686
Western Alliance Bancorp 108,933 8,768
$ 193,571
Beverages - 1 .63%
Coca-Cola Co/The 53,944 4,725
Constellation Brands Inc 9,419 1,227
Heineken NV ADR 70,266 3,210
Keurig Dr Pepper Inc 499,849 15,555
Molson Coors Beverage Co 31,842 1,323
Monster Beverage Corp
(e)
5,973 576
PepsiCo Inc 79,946 11,157
$ 37,773
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 2 .28%
Amgen Inc 28,034 $ 10,798
Biogen Inc
(e)
8,731 1,772
Gilead Sciences Inc 96,668 12,587
Illumina Inc
(e)
41,694 8,551
Incyte Corp
(e)
31,239 3,734
Moderna Inc
(e)
40,272 2,208
Regeneron Pharmaceuticals Inc 14,703 11,213
Vertex Pharmaceuticals Inc
(e)
3,987 1,902
$ 52,765
Building Materials - 1 .51%
Carrier Global Corp 12,242 757
CRH PLC 29,862 2,838
Johnson Controls International plc 135,602 19,887
SPX Technologies Inc
(e)
29,956 6,579
Trane Technologies PLC 10,613 4,828
$ 34,889
Chemicals - 2 .49%
Air Products and Chemicals Inc 47,535 14,017
Axalta Coating Systems Ltd
(e)
275,304 9,859
Celanese Corp 194,551 8,700
Ecolab Inc 3,887 1,079
Linde PLC 7,233 3,460
PPG Industries Inc 149,074 16,476
Qnity Electronics Inc 23,533 3,087
Sherwin-Williams Co/The 2,672 911
$ 57,589
Commercial Services - 0 .81%
Automatic Data Processing Inc 3,973 1,059
ManpowerGroup Inc 61,559 3,227
Mobility Global Inc 4,935 100
Moody's Corp 1,265 605
PayPal Holdings Inc 108,565 6,211
S&P Global Inc 4,636 1,910
U-Haul Holding Co 90,207 5,645
$ 18,757
Computers - 5 .82%
Accenture PLC - Class A 9,622 1,597
Apple Inc 279,178 86,241
CACI International Inc
(e)
11,522 5,735
Cognizant Technology Solutions Corp 60,100 3,327
Dell Technologies Inc 4,162 1,687
EPAM Systems Inc
(e)
7,847 828
Fortinet Inc
(e)
24,614 3,986
Hewlett Packard Enterprise Co 508,348 24,350
International Business Machines Corp 14,751 3,299
NetApp Inc 19,837 3,541
$ 134,591
Consumer Products - 0 .42%
Henkel AG & Co KGaA ADR 203,402 4,171
Kimberly-Clark Corp 49,884 5,453
$ 9,624
Cosmetics & Personal Care - 0 .46%
Colgate-Palmolive Co 7,097 648
Procter & Gamble Co/The 36,563 5,283
Unilever PLC ADR 72,921 4,624
$ 10,555
Distribution & Wholesale - 0 .22%
Copart Inc
(e)
171,686 4,999
Diversified Financial Services - 3 .28%
American Express Co 36,596 12,306
Ameriprise Financial Inc 31,105 16,978
Apollo Global Management Inc 6,581 827
Blackrock Inc 2,394 2,610
Brookfield Asset Management Ltd 418 20
Capital One Financial Corp 33,417 6,985
Charles Schwab Corp/The 172,166 18,119
CME Group Inc 5,665 1,517
Interactive Brokers Group Inc - A Shares 69,900 6,151

Schedule of Investments
LargeCap Value Fund III
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc 8,811 $ 1,343
LPL Financial Holdings Inc 22,328 7,897
Synchrony Financial 15,930 1,207
$ 75,960
Electric - 4 .80%
American Electric Power Co Inc 33,140 4,237
Consolidated Edison Inc 11,986 1,305
Constellation Energy Corp 4,692 1,233
Dominion Energy Inc 194,579 13,459
Duke Energy Corp 98,899 12,405
Edison International 67,531 4,955
Entergy Corp 140,260 15,095
Exelon Corp 337,315 15,456
NextEra Energy Inc 32,732 2,845
PG&E Corp 558,951 9,714
Pinnacle West Capital Corp 113,004 11,412
Sempra 10,250 908
Southern Co/The 28,202 2,666
Xcel Energy Inc 194,351 15,198
$ 110,888
Electrical Components & Equipment - 0 .25%
Eaton Corp PLC 5,152 2,139
Generac Holdings Inc
(e)
18,555 3,657
$ 5,796
Electronics - 1 .30%
Emerson Electric Co 14,631 2,192
Fortive Corp 163,116 9,658
Honeywell International Inc 4,974 1,209
TD SYNNEX Corp 28,588 7,310
TE Connectivity PLC 47,097 9,687
$ 30,056
Engineering & Construction - 0 .29%
Fluor Corp
(e)
131,650 6,605
Environmental Control - 0 .51%
Republic Services Inc 3,117 656
Veralto Corp 108,916 10,257
Waste Management Inc 4,263 966
$ 11,879
Food - 0 .56%
Kraft Heinz Co/The 151,260 3,910
Kroger Co/The 36,892 2,130
Mondelez International Inc 112,518 7,011
$ 13,051
Hand & Machine Tools - 0 .43%
Stanley Black & Decker Inc 106,172 10,042
Healthcare - Products - 3 .27%
Abbott Laboratories 104,368 11,032
Align Technology Inc
(e)
31,855 5,389
Avantor Inc
(e)
522,310 7,197
Boston Scientific Corp
(e)
61,577 2,877
Danaher Corp 9,907 1,932
DENTSPLY SIRONA Inc 156,124 2,087
GE HealthCare Technologies Inc 378,446 25,741
Medtronic PLC 166,135 14,187
Stryker Corp 5,422 1,766
Thermo Fisher Scientific Inc 5,831 3,349
$ 75,557
Healthcare - Services - 2 .19%
Charles River Laboratories International Inc
(e)
19,163 4,456
Cigna Group/The 21,812 6,087
Elevance Health Inc 29,538 11,102
HCA Healthcare Inc 2,342 943
UnitedHealth Group Inc 60,620 25,120
Universal Health Services Inc 17,521 2,951
$ 50,659
Home Builders - 0 .16%
Lennar Corp - A Shares 43,633 3,593
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 5 .11%
Aflac Inc 7,137 $ 910
American International Group Inc 112,395 8,832
Aon PLC 3,263 1,177
Arch Capital Group Ltd
(e)
38,110 3,831
Arthur J Gallagher & Co 3,995 996
Berkshire Hathaway Inc - Class B
(e)
60,337 30,865
Chubb Ltd 5,517 1,935
Everest Group Ltd 13,183 4,932
Fidelity National Financial Inc 63,358 3,269
Hartford Insurance Group Inc/The 61,116 8,673
Marsh & McLennan Cos Inc 7,561 1,434
MetLife Inc 8,471 814
Progressive Corp/The 46,799 9,894
Prudential Financial Inc 116,750 14,253
Travelers Cos Inc/The 70,301 26,318
$ 118,133
Internet - 7 .40%
Alphabet Inc - A Shares 75,036 26,723
Amazon.com Inc
(e)
397,920 108,068
CDW Corp/DE 60,675 8,968
F5 Inc
(e)
11,056 4,451
GoDaddy Inc
(e)
21,531 1,781
Maplebear Inc
(e)
113,592 5,066
Meta Platforms Inc 7,740 4,309
Uber Technologies Inc
(e)
166,934 11,745
$ 171,111
Leisure Products & Services - 0 .88%
Carnival Corp Ltd 729,039 20,275
Lodging - 0 .48%
Marriott International Inc/MD 865 323
Wynn Resorts Ltd 107,987 10,724
$ 11,047
Machinery - Construction & Mining - 0 .51%
Caterpillar Inc 955 778
GE Vernova Inc 9,084 8,996
Vertiv Holdings Co 8,552 2,066
$ 11,840
Machinery - Diversified - 0 .23%
CNH Industrial NV 288,925 2,961
Deere & Co 3,872 2,295
$ 5,256
Media - 0 .65%
Charter Communications Inc
(e)
54,614 7,918
Comcast Corp - Class A 182,483 4,372
Space Exploration Technologies Corp
(a),(e)
796 86
Walt Disney Co/The 27,817 2,676
$ 15,052
Mining - 1 .16%
Alcoa Corp 12,462 564
Freeport-McMoRan Inc 208,560 13,062
Newmont Corp 137,645 12,899
Southern Copper Corp 1,111 203
$ 26,728
Miscellaneous Manufacturers - 0 .63%
3M Co 7,045 1,242
Illinois Tool Works Inc 3,197 917
Parker-Hannifin Corp 1,980 1,934
Siemens AG ADR 64,944 10,579
$ 14,672
Oil & Gas - 6 .68%
APA Corp 277,689 10,363
Chevron Corp 110,222 21,696
ConocoPhillips 146,831 17,691
Devon Energy Corp 59,251 2,674
EOG Resources Inc 81,849 12,170
ExxonMobil Holdings Corp 264,203 41,067
Marathon Petroleum Corp 33,338 10,550
Ovintiv Inc 228,728 14,286

Schedule of Investments
LargeCap Value Fund III
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Permian Resources Corp 419,623 $ 8,942
Phillips 66 21,483 4,547
Shell PLC ADR 100,237 9,220
Valero Energy Corp 4,080 1,277
$ 154,483
Oil & Gas Services - 0 .36%
Halliburton Co 222,979 7,191
SLB Ltd 23,442 1,163
$ 8,354
Pharmaceuticals - 4 .20%
AbbVie Inc 107,996 27,101
Bristol-Myers Squibb Co 32,019 2,091
Cardinal Health Inc 25,585 5,885
CVS Health Corp 20,121 2,101
Elanco Animal Health Inc
(e)
108,718 2,867
Johnson & Johnson 121,372 31,113
McKesson Corp 120 103
Merck & Co Inc 182,100 23,710
Pfizer Inc 89,280 2,233
$ 97,204
Pipelines - 0 .20%
Cheniere Energy Inc 11,984 3,159
Williams Cos Inc/The 19,115 1,367
$ 4,526
Private Equity - 0 .05%
Blackstone Inc 2,443 312
KKR & Co Inc 8,396 852
$ 1,164
Real Estate - 0 .45%
CBRE Group Inc
(e)
23,374 3,431
CoStar Group Inc
(e)
75,697 2,177
Jones Lang LaSalle Inc
(e)
13,562 4,815
$ 10,423
REITs - 2 .10%
American Tower Corp 2,577 447
Equinix Inc 1,544 1,574
Kilroy Realty Corp 171,250 6,648
Prologis Inc 14,612 2,113
Public Storage 32,731 10,610
SBA Communications Corp 26,433 4,784
SL Green Realty Corp 94,183 4,985
VICI Properties Inc 325,040 8,565
Welltower Inc 37,818 8,866
$ 48,592
Retail - 4 .22%
Advance Auto Parts Inc 203,205 11,286
AutoZone Inc
(e)
223 673
Costco Wholesale Corp 17,068 16,247
Dollar Tree Inc
(e)
10,819 1,376
Five Below Inc
(e)
52,072 11,306
Home Depot Inc/The 4,062 1,348
Lowe's Cos Inc 8,789 1,827
Lululemon Athletica Inc
(e)
86,531 10,286
McDonald's Corp 11,134 3,013
O'Reilly Automotive Inc
(e)
13,011 1,163
Ross Stores Inc 635 160
Starbucks Corp 8,059 848
Target Corp 7,116 1,028
TJX Cos Inc/The 52,479 8,257
Ulta Beauty Inc
(e)
4,163 2,135
Walmart Inc 240,041 26,692
$ 97,645
Semiconductors - 3 .03%
Analog Devices Inc 23,762 8,730
Applied Materials Inc 2,661 1,351
Entegris Inc 90,630 10,790
Intel Corp
(e)
146,559 13,219
Microchip Technology Inc 137,340 10,203
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
NXP Semiconductors NV 23,796 $ 5,453
QUALCOMM Inc 52,371 7,731
Skyworks Solutions Inc 24,846 1,547
Texas Instruments Inc 40,265 11,103
$ 70,127
Software - 9 .18%
Adobe Inc
(e)
35,543 8,900
Docusign Inc
(e)
19,664 1,078
Fidelity National Information Services Inc 176,018 7,880
Fiserv Inc
(e)
405,189 21,856
Intuit Inc 41,001 12,959
Microsoft Corp 170,868 79,406
Oracle Corp 67,529 8,770
Salesforce Inc 47,978 8,829
SAP SE ADR 54,605 10,027
Strategy Inc
(e)
5,128 478
Synopsys Inc
(e)
2,922 1,136
Tyler Technologies Inc
(e)
12,148 3,761
Veeva Systems Inc
(e)
32,618 6,647
Workday Inc
(e)
253,486 40,644
$ 212,371
Telecommunications - 2 .11%
AT&T Inc 281,353 6,542
Cisco Systems Inc 159,263 18,472
Motorola Solutions Inc 1,615 704
Telefonaktiebolaget LM Ericsson ADR 1,205,236 11,823
T-Mobile US Inc 19,218 3,319
Verizon Communications Inc 170,536 7,983
$ 48,843
Transportation - 0 .82%
CSX Corp 29,115 1,467
FedEx Corp 3,431 1,055
JB Hunt Transport Services Inc 30,729 8,351
Norfolk Southern Corp 3,526 1,183
Union Pacific Corp 19,078 5,573
United Parcel Service Inc 11,708 1,220
$ 18,849
TOTAL COMMON STOCKS $ 2,263,654
Total Investments $ 2,315,654
Other Assets and Liabilities -  (0.13)% (2,949)
TOTAL NET ASSETS - 100.00% $ 2,312,705
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $548 or 0.02% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $559 or
0.02% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security

Schedule of Investments
LargeCap Value Fund III
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 46,181 $ 1,089,796 $ 1,094,049 $ 41,928
$ 46,181 $ 1,089,796 $ 1,094,049 $ 41,928
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 1,551 $ — $ — $ —
$ 1,551 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2026 Long 13 $ 4,888 $ 94
Total $ 94
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .02 % Shares Held Value (000's)
Money Market Funds - 0 .02%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
255,474 $ 255
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
3,712,705 3,713
$ 3,968
TOTAL INVESTMENT COMPANIES $ 3,968
COMMON STOCKS - 100 .21 % Shares Held Value (000's)
Aerospace & Defense - 10 .53%
HEICO Corp - Class A 4,724,983 $ 1,215,644
Loar Holdings Inc
(d)
418,215 28,627
TransDigm Group Inc 944,828 1,185,173
$ 2,429,444
Building Materials - 8 .15%
Eagle Materials Inc 226,219 46,361
Martin Marietta Materials Inc 1,568,414 823,637
Vulcan Materials Co 3,757,680 1,009,200
$ 1,879,198
Chemicals - 1 .67%
Air Products and Chemicals Inc 154,000 45,413
Perimeter Solutions Inc
(c),(d)
9,562,501 292,708
Sherwin-Williams Co/The 134,565 45,867
$ 383,988
Commercial Services - 5 .13%
Moody's Corp 689,454 329,821
Sunbelt Rentals Holdings Inc 4,922,361 354,016
Toast Inc
(d)
10,787,387 348,109
Verisk Analytics Inc 774,652 150,941
$ 1,182,887
Distribution & Wholesale - 0 .81%
Fastenal Co 3,595,982 171,564
Watsco Inc 51,592 15,958
$ 187,522
Diversified Financial Services - 6 .32%
Ares Management Corp 2,811,114 360,076
Brookfield Asset Management Ltd 9,166,959 443,681
Brookfield Wealth Solutions Ltd
(d),(e)
232,785 10,054
LPL Financial Holdings Inc 1,820,682 643,975
$ 1,457,786
Electric - 3 .94%
Brookfield Infrastructure Partners LP 14,835,987 619,551
Brookfield Renewable Corp 54,157 1,806
Brookfield Renewable Partners LP 8,733,900 286,996
$ 908,353
Electrical Components & Equipment - 1 .01%
AMETEK Inc 967,854 233,940
Electronics - 0 .68%
Mettler-Toledo International Inc
(d)
110,776 156,892
Entertainment - 8 .35%
Liberty Live Holdings Inc - A Shares
(d)
339,385 32,147
Liberty Live Holdings Inc - C Shares
(d)
1,604,889 158,242
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
962,914 86,479
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,232,972 513,512
Live Nation Entertainment Inc
(d)
6,526,654 1,136,486
$ 1,926,866
Environmental Control - 0 .29%
Veralto Corp 349,199 32,884
Waste Connections Inc 198,091 33,156
$ 66,040
Gas - 0 .01%
Brookfield Infrastructure Corp 29,542 1,250
Healthcare - Products - 1 .44%
Medline Inc
(d)
1,285,369 50,489
Waters Corp
(d)
745,494 281,283
$ 331,772
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 2 .02%
Lennar Corp - A Shares 2,192,284 $ 180,535
Lennar Corp - B Shares 38,354 3,095
NVR Inc
(d)
45,958 282,506
$ 466,136
Insurance - 7 .17%
Arch Capital Group Ltd
(d)
1,543,260 155,144
Arthur J Gallagher & Co 2,013,088 502,104
Brown & Brown Inc 10,218,789 719,403
Markel Group Inc
(d)
119,304 224,571
W R Berkley Corp 739,980 53,678
$ 1,654,900
Internet - 1 .18%
DoorDash Inc - Class A
(d)
1,391,959 273,047
Lodging - 5 .66%
Hilton Worldwide Holdings Inc 2,713,402 869,618
Hyatt Hotels Corp 2,506,726 436,321
$ 1,305,939
Machinery - Diversified - 0 .41%
Graco Inc 1,191,275 94,563
Miscellaneous Manufacturers - 0 .27%
Axon Enterprise Inc
(d)
119,688 63,166
Private Equity - 9 .91%
Brookfield Corp 28,025,856 1,191,940
KKR & Co Inc 10,791,976 1,094,630
$ 2,286,570
Real Estate - 4 .55%
CBRE Group Inc
(d)
7,151,676 1,049,937
Seaport Entertainment Group Inc
(d)
16,686 438
$ 1,050,375
REITs - 0 .02%
Millrose Properties Inc 174,018 4,869
Retail - 5 .57%
Ferguson Enterprises Inc 213,517 50,033
Floor & Decor Holdings Inc
(d)
4,725,652 272,056
O'Reilly Automotive Inc
(d)
8,567,222 765,481
Ross Stores Inc 784,188 196,886
$ 1,284,456
Semiconductors - 2 .03%
Entegris Inc 3,933,315 468,261
Software - 12 .87%
Appfolio Inc
(d)
1,133,927 204,322
Cadence Design Systems Inc
(d)
131,302 44,645
Constellation Software Inc/Canada 253,298 542,567
Fair Isaac Corp
(d)
299,664 336,514
Guidewire Software Inc
(d)
799,976 121,548
Jack Henry & Associates Inc 181,999 28,035
Lumine Group Inc
(d)
359,888 6,269
MSCI Inc 733,901 419,968
Roper Technologies Inc 636,802 249,607
Topicus.com Inc
(d)
38,153 2,770
Tyler Technologies Inc
(d)
1,392,975 431,265
Veeva Systems Inc
(d)
2,858,610 582,528
$ 2,970,038
Transportation - 0 .22%
Old Dominion Freight Line Inc 242,204 51,381
TOTAL COMMON STOCKS $ 23,119,639
Total Investments $ 23,123,607
Other Assets and Liabilities -  (0.23)% (52,070)
TOTAL NET ASSETS - 100.00% $ 23,071,537

Schedule of Investments
MidCap Fund
July 31, 2026 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,965 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,924 or 0.02% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Perimeter Solutions Inc $ 191,086 $ 57,914 $ 11,944 $ 292,708
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 122,581 3,774,696 3,893,564 3,713
$ 313,667 $ 3,832,610 $ 3,905,508 $ 296,421
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions Inc $ — $ 4,045 $ — $ 51,607
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 215 — — —
$ 215 $ 4,045 $ — $ 51,607
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .87 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .35%
iShares Core S&P Mid-Cap ETF 62,900 $ 4,734
Money Market Funds - 0 .52%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
1,374,942 1,375
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(c)
5,790,973 5,791
$ 7,166
TOTAL INVESTMENT COMPANIES $ 11,900
COMMON STOCKS - 99 .23 % Shares Held Value (000's)
Aerospace & Defense - 2 .52%
AeroVironment Inc
(d)
12,328 $ 1,841
ATI Inc
(d)
52,175 9,780
Curtiss-Wright Corp 14,123 10,225
Hexcel Corp 28,838 2,969
Kratos Defense & Security Solutions Inc
(d)
71,692 3,341
Moog Inc 10,873 4,239
StandardAero Inc
(d)
72,434 2,123
$ 34,518
Agriculture - 0 .27%
Darling Ingredients Inc
(d)
60,761 3,685
Airlines - 0 .43%
Alaska Air Group Inc
(d)
42,602 2,022
American Airlines Group Inc
(d)
252,861 3,861
$ 5,883
Apparel - 0 .51%
Capri Holdings Ltd
(d)
45,559 726
Columbia Sportswear Co 9,190 546
Crocs Inc
(d)
18,998 2,432
PVH Corp 17,615 1,526
VF Corp 125,655 1,799
$ 7,029
Automobile Parts & Equipment - 1 .26%
Allison Transmission Holdings Inc 31,627 3,623
Autoliv Inc 26,332 3,243
BorgWarner Inc 78,420 4,998
Gentex Corp 81,417 1,902
Lear Corp 19,153 2,502
Visteon Corp 10,206 1,067
$ 17,335
Banks - 6 .14%
Associated Banc-Corp 62,458 1,929
Bank OZK 39,233 2,013
Columbia Banking System Inc 110,679 3,461
Commerce Bancshares Inc/MO 51,833 3,072
Cullen/Frost Bankers Inc 24,009 3,994
East West Bancorp Inc 52,377 6,861
First Financial Bankshares Inc 49,850 1,752
First Horizon Corp 181,457 4,653
Flagstar Bank NA 114,737 1,632
FNB Corp/PA 136,093 2,572
Glacier Bancorp Inc 49,258 2,428
Hancock Whitney Corp 31,029 2,389
Home BancShares Inc/AR 71,614 2,225
International Bancshares Corp 20,683 1,583
Old National Bancorp/IN 131,470 3,502
Pinnacle Financial Partners Inc 57,502 6,051
Prosperity Bancshares Inc 44,929 3,364
Southstate Bank Corp 37,341 3,924
Texas Capital Bancshares Inc 16,697 1,650
UMB Financial Corp 27,306 3,979
United Bankshares Inc/WV 52,560 2,546
Valley National Bancorp 182,197 2,604
Webster Financial Corp 61,946 4,783
Western Alliance Bancorp 39,149 3,151
Wintrust Financial Corp 25,786 4,114
Zions Bancorp NA 56,237 3,920
$ 84,152
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .46%
Boston Beer Co Inc/The
(d)
2,859 $ 524
Celsius Holdings Inc
(d)
60,597 1,770
Coca-Cola Consolidated Inc 21,608 4,060
$ 6,354
Biotechnology - 3 .91%
Arrowhead Pharmaceuticals Inc
(d)
53,852 4,558
BioMarin Pharmaceutical Inc
(d)
73,896 4,435
Bio-Rad Laboratories Inc
(d)
6,887 2,242
Cytokinetics Inc
(d)
51,908 4,004
Exelixis Inc
(d)
96,099 5,096
Halozyme Therapeutics Inc
(d)
45,348 3,743
Illumina Inc
(d)
57,846 11,864
Krystal Biotech Inc
(d)
10,025 3,420
Roivant Sciences Ltd
(d)
172,386 5,846
United Therapeutics Corp
(d)
16,229 8,402
$ 53,610
Building Materials - 2 .26%
AAON Inc 25,992 2,315
Carlisle Cos Inc 15,436 5,556
Eagle Materials Inc 12,018 2,463
Fortune Brands Innovations Inc 45,609 2,247
Knife River Corp
(d)
21,698 1,588
Louisiana-Pacific Corp 24,306 1,760
Owens Corning 30,788 4,276
Simpson Manufacturing Co Inc 15,728 2,953
SPX Technologies Inc
(d)
19,140 4,204
Trex Co Inc
(d)
39,723 1,722
UFP Industries Inc 21,594 1,873
$ 30,957
Chemicals - 1 .39%
Ashland Inc 17,507 1,271
Axalta Coating Systems Ltd
(d)
81,824 2,930
Cabot Corp 19,736 1,737
NewMarket Corp 2,919 2,482
Olin Corp 43,545 806
RPM International Inc 48,795 5,225
Solstice Advanced Materials Inc 60,715 3,653
Westlake Corp 12,736 898
$ 19,002
Commercial Services - 3 .92%
API Group Corp
(d)
147,412 5,849
Aramark 100,534 5,727
Avis Budget Group Inc
(d)
6,482 891
Booz Allen Hamilton Holding Corp 46,106 3,214
Brink's Co/The 15,745 1,865
Euronet Worldwide Inc
(d)
13,538 966
FTI Consulting Inc
(d)
11,306 1,802
Graham Holdings Co 1,279 1,539
Grand Canyon Education Inc
(d)
10,025 1,457
H&R Block Inc 48,464 2,134
Morningstar Inc 8,433 1,624
Paylocity Holding Corp
(d)
16,582 2,287
Service Corp International/US 52,750 4,546
Shift4 Payments Inc
(d),(e)
22,444 1,190
Toast Inc
(d)
179,354 5,788
TransUnion 73,711 5,795
UL Solutions Inc 29,747 2,726
Valvoline Inc
(d)
48,759 1,873
WEX Inc
(d)
13,254 2,478
$ 53,751
Computers - 2 .67%
CACI International Inc
(d)
8,446 4,204
Crane NXT Co 18,919 983
Everpure Inc
(d)
120,639 9,310
ExlService Holdings Inc
(d)
58,413 1,982
Genpact Ltd 60,270 2,120
KBR Inc 48,475 1,774
Kyndryl Holdings Inc
(d)
86,194 1,168
Maximus Inc 20,088 1,210

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Okta Inc
(d)
64,100 $ 9,098
Parsons Corp
(d)
20,450 904
Qualys Inc
(d)
13,465 1,949
Science Applications International Corp 16,479 1,930
$ 36,632
Cosmetics & Personal Care - 0 .14%
elf Beauty Inc
(d)
22,577 1,871
Distribution & Wholesale - 1 .57%
Core & Main Inc
(d)
71,932 3,163
RB Global Inc 71,226 7,816
Watsco Inc 13,382 4,139
WESCO International Inc 18,620 6,396
$ 21,514
Diversified Financial Services - 2 .62%
Affiliated Managers Group Inc 10,098 3,703
Ally Financial Inc 106,644 4,621
Evercore Inc - Class A 14,789 4,741
Federated Hermes Inc 27,689 1,660
Hamilton Lane Inc 15,623 1,389
Houlihan Lokey Inc 20,730 2,601
Jefferies Financial Group Inc 62,528 3,414
SEI Investments Co 34,948 3,599
SLM Corp 72,104 1,874
Stifel Financial Corp 58,648 4,863
Voya Financial Inc 34,664 3,447
$ 35,912
Electric - 1 .67%
Black Hills Corp 29,105 2,073
IDACORP Inc 21,183 3,027
Northwestern Energy Group Inc 23,515 1,616
OGE Energy Corp 78,901 3,736
Ormat Technologies Inc 23,494 2,292
Portland General Electric Co 44,246 2,183
Talen Energy Corp
(d)
17,356 5,799
TXNM Energy Inc 38,093 2,206
$ 22,932
Electrical Components & Equipment - 1 .15%
Acuity Inc 11,514 3,781
Belden Inc 14,890 1,847
EnerSys 14,089 2,621
Littelfuse Inc 9,668 4,275
Novanta Inc
(d)
13,616 1,941
Universal Display Corp 16,623 1,332
$ 15,797
Electronics - 3 .71%
Advanced Energy Industries Inc 14,540 4,210
Arrow Electronics Inc
(d)
19,549 4,234
Avnet Inc 31,359 2,786
nVent Electric PLC 61,829 9,511
Sanmina Corp
(d)
20,491 3,802
Sensata Technologies Holding PLC 55,602 2,574
TD SYNNEX Corp 28,584 7,309
TTM Technologies Inc
(d)
39,704 4,583
Vicor Corp
(d)
8,933 1,852
Vontier Corp 53,831 1,730
Woodward Inc 22,780 8,218
$ 50,809
Energy - Alternate Sources - 0 .37%
Nextpower Inc
(d)
56,766 5,102
Engineering & Construction - 2 .03%
AECOM 49,138 3,557
Dycom Industries Inc
(d)
11,476 4,603
Exponent Inc 18,548 1,240
Fluor Corp
(d)
53,399 2,679
IES Holdings Inc
(d)
3,348 2,493
MasTec Inc
(d)
23,556 6,197
Sterling Infrastructure Inc
(d)
11,732 7,001
$ 27,770
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .41%
Churchill Downs Inc 25,315 $ 2,134
Vail Resorts Inc 13,624 2,035
Warner Music Group Corp 55,909 1,452
$ 5,621
Environmental Control - 0 .67%
Clean Harbors Inc
(d)
18,992 5,942
Tetra Tech Inc 99,223 3,290
$ 9,232
Food - 1 .83%
Albertsons Cos Inc 136,132 1,577
Ingredion Inc 24,108 2,398
Marzetti Company/The 7,759 829
Performance Food Group Co
(d)
60,059 6,870
Pilgrim's Pride Corp 16,373 448
Post Holdings Inc
(d)
15,249 1,394
Sprouts Farmers Market Inc
(d)
35,956 3,134
US Foods Holding Corp
(d)
84,196 8,469
$ 25,119
Gas - 1 .03%
National Fuel Gas Co 36,334 2,991
New Jersey Resources Corp 38,584 2,234
ONE Gas Inc 23,995 1,863
Southwest Gas Holdings Inc 24,626 2,201
Spire Inc 22,602 1,805
UGI Corp 81,968 2,961
$ 14,055
Hand & Machine Tools - 0 .59%
Lincoln Electric Holdings Inc 20,947 5,474
MSA Safety Inc 13,874 2,640
$ 8,114
Healthcare - Products - 1 .88%
Avantor Inc
(d)
261,032 3,597
Bruker Corp 42,485 2,670
DENTSPLY SIRONA Inc 76,589 1,024
Envista Holdings Corp
(d)
62,215 1,699
Globus Medical Inc
(d)
43,322 3,413
Haemonetics Corp
(d)
17,767 1,520
Lantheus Holdings Inc
(d)
24,892 2,480
LivaNova PLC
(d)
21,002 1,683
Penumbra Inc
(d)
15,037 4,830
Repligen Corp
(d)
20,272 2,859
$ 25,775
Healthcare - Services - 2 .78%
BrightSpring Health Services Inc
(d)
60,445 3,609
Chemed Corp 5,075 2,701
Encompass Health Corp 37,926 4,212
Ensign Group Inc/The 22,158 3,948
HealthEquity Inc
(d)
32,298 3,249
Medpace Holdings Inc
(d)
8,626 4,978
Molina Healthcare Inc
(d)
19,870 3,887
Option Care Health Inc
(d)
60,036 1,383
Sotera Health Co
(d)
101,393 1,811
Tenet Healthcare Corp
(d)
32,933 8,391
$ 38,169
Home Builders - 0 .59%
KB Home 23,952 1,317
Thor Industries Inc 20,109 1,508
Toll Brothers Inc 36,209 5,282
$ 8,107
Home Furnishings - 0 .87%
Dolby Laboratories Inc 23,072 1,357
SharkNinja Inc
(d)
27,053 4,376
Somnigroup International Inc 80,417 5,254
Whirlpool Corp 24,783 929
$ 11,916
Housewares - 0 .08%
Scotts Miracle-Gro Co/The 17,128 1,125

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 4 .64%
American Financial Group Inc/OH 26,366 $ 3,737
Brighthouse Financial Inc
(d)
21,863 1,353
CNO Financial Group Inc 35,690 1,966
Corebridge Financial Inc 92,549 2,887
Equitable Holdings Inc 107,631 5,129
Essent Group Ltd 35,233 2,324
Fidelity National Financial Inc 96,731 4,990
First American Financial Corp 38,959 2,921
Hanover Insurance Group Inc/The 13,377 3,112
Kinsale Capital Group Inc 8,377 2,986
MGIC Investment Corp 80,858 2,429
Old Republic International Corp 85,667 3,702
Primerica Inc 11,923 3,815
Reinsurance Group of America Inc 25,048 5,933
RenaissanceRe Holdings Ltd 16,300 5,216
RLI Corp 35,149 2,152
Ryan Specialty Holdings Inc 43,559 1,923
Selective Insurance Group Inc 22,890 2,170
Unum Group 56,199 4,839
$ 63,584
Internet - 1 .37%
Chewy Inc
(d)
91,833 2,076
Hims & Hers Health Inc
(d)
81,023 2,250
Maplebear Inc
(d)
62,900 2,805
Pinterest Inc
(d)
184,184 4,422
Roku Inc
(d)
50,157 7,273
$ 18,826
Iron & Steel - 1 .69%
Carpenter Technology Corp 18,997 9,872
Cleveland-Cliffs Inc
(d)
218,083 2,512
Commercial Metals Co 42,395 2,914
Reliance Inc 19,518 7,926
$ 23,224
Leisure Products & Services - 0 .54%
Brunswick Corp/DE 24,841 1,962
Harley-Davidson Inc 40,247 988
Planet Fitness Inc
(d)
30,252 1,691
Polaris Inc 20,661 1,386
YETI Holdings Inc
(d)
28,964 1,418
$ 7,445
Lodging - 0 .76%
Boyd Gaming Corp 21,030 1,789
Choice Hotels International Inc
(e)
7,761 865
Hilton Grand Vacations Inc
(d)
22,959 1,059
Hyatt Hotels Corp 15,687 2,731
Travel + Leisure Co 23,866 1,814
Wyndham Hotels & Resorts Inc 28,621 2,143
$ 10,401
Machinery - Construction & Mining - 0 .88%
BWX Technologies Inc 35,026 5,909
Oshkosh Corp 23,839 3,395
Terex Corp 43,661 2,743
$ 12,047
Machinery - Diversified - 3 .20%
AGCO Corp 22,978 2,347
Applied Industrial Technologies Inc 14,131 4,878
CNH Industrial NV 336,583 3,450
Cognex Corp 63,625 4,151
Crane Co 18,765 4,006
Esab Corp 21,879 1,893
Flowserve Corp 48,863 3,713
Graco Inc 63,453 5,037
Middleby Corp/The
(d)
15,904 2,125
Regal Rexnord Corp 25,451 5,223
Toro Co/The 37,060 3,405
Watts Water Technologies Inc 10,504 3,632
$ 43,860
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .65%
New York Times Co/The 61,586 $ 4,612
Nexstar Media Group Inc 10,975 2,091
Sirius XM Holdings Inc 72,070 2,135
$ 8,838
Metal Fabrication & Hardware - 1 .67%
Advanced Drainage Systems Inc 27,399 3,794
Mueller Industries Inc 84,548 5,615
RBC Bearings Inc
(d)
12,060 6,649
Timken Co/The 24,179 3,326
Valmont Industries Inc 7,423 3,575
$ 22,959
Mining - 1 .63%
Alcoa Corp 100,890 4,566
Coeur Mining Inc 395,516 5,897
Hecla Mining Co 256,427 3,621
MP Materials Corp
(d)
51,726 2,140
Royal Gold Inc 31,148 6,178
$ 22,402
Miscellaneous Manufacturers - 1 .32%
Avient Corp 35,062 1,273
Donaldson Co Inc 44,278 4,173
Fabrinet
(d)
13,699 5,965
ITT Inc 34,179 6,698
$ 18,109
Oil & Gas - 3 .30%
Antero Resources Corp
(d)
112,534 4,067
Chord Energy Corp 21,525 3,022
CNX Resources Corp
(d)
54,091 1,936
HF Sinclair Corp 58,585 5,359
Matador Resources Co 44,628 2,227
Murphy Oil Corp 51,517 2,047
Ovintiv Inc 105,291 6,577
PBF Energy Inc 32,114 2,321
Permian Resources Corp 300,906 6,412
Range Resources Corp 90,084 3,616
Valaris Ltd
(d)
24,624 1,950
Viper Energy Inc 74,252 3,312
Weatherford International PLC 27,498 2,414
$ 45,260
Oil & Gas Services - 0 .99%
NOV Inc 137,211 2,666
TechnipFMC PLC 152,433 10,923
$ 13,589
Packaging & Containers - 1 .00%
AptarGroup Inc 24,400 3,269
Crown Holdings Inc 42,245 4,978
Graphic Packaging Holding Co 113,124 1,214
Greif Inc - Class A 9,470 820
Silgan Holdings Inc 33,536 1,341
Sonoco Products Co 37,799 2,130
$ 13,752
Pharmaceuticals - 1 .28%
Elanco Animal Health Inc
(d)
190,950 5,035
Jazz Pharmaceuticals PLC
(d)
23,988 6,066
Neurocrine Biosciences Inc
(d)
38,442 6,412
$ 17,513
Pipelines - 0 .60%
Antero Midstream Corp 127,116 2,793
DT Midstream Inc 39,002 5,382
$ 8,175
Private Equity - 0 .33%
Carlyle Group Inc/The 99,091 4,560
Real Estate - 0 .46%
Jones Lang LaSalle Inc
(d)
17,738 6,298
REITs - 7 .06%
Agree Realty Corp 45,844 3,567
American Healthcare REIT Inc 73,681 4,097
American Homes 4 Rent 121,107 4,047

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Annaly Capital Management Inc 280,156 $ 6,365
Brixmor Property Group Inc 117,310 3,696
CareTrust REIT Inc 90,319 3,788
COPT Defense Properties 43,151 1,638
Cousins Properties Inc 62,908 1,985
CubeSmart 86,564 3,589
EastGroup Properties Inc 20,519 4,289
EPR Properties 29,250 1,816
Equity LifeStyle Properties Inc 74,147 4,825
First Industrial Realty Trust Inc 50,685 3,337
Gaming and Leisure Properties Inc 108,281 4,850
Healthcare Realty Trust Inc 132,483 2,783
Independence Realty Trust Inc 89,952 1,496
Kilroy Realty Corp 40,900 1,588
Kite Realty Group Trust 77,637 2,222
Lamar Advertising Co 33,283 5,324
NNN REIT Inc 72,735 3,456
Omega Healthcare Investors Inc 113,856 5,764
Park Hotels & Resorts Inc 76,985 1,159
Rayonier Inc 105,784 2,304
Rexford Industrial Realty Inc 85,623 3,234
Sabra Health Care REIT Inc 96,418 2,041
STAG Industrial Inc 73,101 2,797
Starwood Property Trust Inc 133,240 2,129
Vornado Realty Trust 60,408 2,379
WP Carey Inc 85,157 6,268
$ 96,833
Retail - 4 .91%
Abercrombie & Fitch Co
(d)
17,105 1,703
AutoNation Inc
(d)
9,595 2,038
Bath & Body Works Inc 76,994 1,549
BJ's Wholesale Club Holdings Inc
(d)
48,820 4,774
Burlington Stores Inc
(d)
24,021 8,851
Cava Group Inc
(d)
38,275 2,497
Dick's Sporting Goods Inc 25,187 4,934
Dutch Bros Inc
(d)
48,780 3,211
FirstCash Holdings Inc 14,749 3,009
Five Below Inc
(d)
21,140 4,590
Floor & Decor Holdings Inc
(d)
41,326 2,379
GameStop Corp
(d)
157,709 3,425
Gap Inc/The 85,204 1,712
Lithia Motors Inc 8,720 3,361
Macy's Inc 100,834 2,503
MSC Industrial Direct Co Inc 17,505 2,160
Murphy USA Inc 6,427 3,906
Ollie's Bargain Outlet Holdings Inc
(d)
23,193 1,704
Penske Automotive Group Inc 7,039 1,530
RH
(d)
5,925 981
Texas Roadhouse Inc 25,131 5,163
Wingstop Inc 10,412 1,348
$ 67,328
Semiconductors - 4 .13%
Allegro MicroSystems Inc
(d)
47,464 1,970
Amkor Technology Inc 43,592 2,174
Cirrus Logic Inc
(d)
19,502 2,523
Entegris Inc 58,304 6,941
IPG Photonics Corp
(d)
9,736 828
Lattice Semiconductor Corp
(d)
52,381 6,509
MACOM Technology Solutions Holdings Inc
(d)
25,085 6,307
MKS Inc 25,823 7,681
Onto Innovation Inc
(d)
19,018 4,918
Rambus Inc
(d)
41,343 3,764
Semtech Corp
(d)
35,599 4,194
Silicon Laboratories Inc
(d)
12,609 2,743
SiTime Corp
(d)
8,477 4,537
Synaptics Inc
(d)
14,773 1,585
$ 56,674
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 3 .98%
Appfolio Inc
(d)
9,187 $ 1,655
Bentley Systems Inc 56,990 2,020
BILL Holdings Inc
(d)
33,889 1,529
Commvault Systems Inc
(d)
15,772 1,858
DigitalOcean Holdings Inc
(d)
31,122 3,657
Docusign Inc
(d)
74,282 4,073
Doximity Inc
(d)
51,160 1,070
Dropbox Inc - A Shares
(d)
57,261 1,864
Duolingo Inc
(d)
15,383 2,074
Dynatrace Inc
(d)
112,653 4,993
Guidewire Software Inc
(d)
32,367 4,918
Manhattan Associates Inc
(d)
22,621 4,329
Nutanix Inc
(d)
101,397 5,983
Pegasystems Inc 34,502 1,054
Twilio Inc
(d)
58,026 11,451
UiPath Inc
(d),(e)
163,284 2,084
$ 54,612
Telecommunications - 0 .46%
InterDigital Inc 9,881 3,012
Viavi Solutions Inc
(d)
89,428 3,304
$ 6,316
Toys, Games & Hobbies - 0 .12%
Mattel Inc
(d)
111,103 1,677
Transportation - 2 .03%
GXO Logistics Inc
(d)
43,985 2,206
Kirby Corp
(d)
20,455 2,683
Knight-Swift Transportation Holdings Inc 62,125 4,320
Landstar System Inc 12,972 2,267
Ryder System Inc 14,793 3,793
Saia Inc
(d)
10,196 3,544
XPO Inc
(d)
44,888 9,021
$ 27,834
Trucking & Leasing - 0 .18%
GATX Corp 13,573 2,428
Water - 0 .32%
Essential Utilities Inc 108,439 4,321
TOTAL COMMON STOCKS $ 1,360,713
Total Investments $ 1,372,613
Other Assets and Liabilities -  (0.10)% (1,409)
TOTAL NET ASSETS - 100.00% $ 1,371,204
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,375 or
0.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,350 or 0.10% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 38,184 $ 359,596 $ 391,989 $ 5,791
$ 38,184 $ 359,596 $ 391,989 $ 5,791
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 431 $ — $ — $ —
$ 431 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2026 Long 16 $ 6,037 $ (43)
Total $ (43)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .96 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .17%
iShares Russell Mid-Cap Value ETF 25,100 $ 4,194
Money Market Funds - 1 .79%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
611,698 611
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
43,598,386 43,599
$ 44,210
TOTAL INVESTMENT COMPANIES $ 48,404
COMMON STOCKS - 97 .96 % Shares Held Value (000's)
Advertising - 0 .03%
Omnicom Group Inc 6,364 $ 501
Trade Desk Inc/The
(d)
6,642 120
$ 621
Aerospace & Defense - 1 .63%
AeroVironment Inc
(d)
903 135
Curtiss-Wright Corp 5,632 4,077
Hexcel Corp 1,372 141
Howmet Aerospace Inc 18,930 5,343
Kratos Defense & Security Solutions Inc
(d)
3,864 180
L3Harris Technologies Inc 48,172 13,347
Leonardo DRS Inc 1,703 79
Loar Holdings Inc
(d)
991 68
StandardAero Inc
(d)
578,620 16,959
$ 40,329
Agriculture - 1 .90%
Archer-Daniels-Midland Co 495,685 39,293
Bunge Global SA 71,100 7,553
Darling Ingredients Inc
(d)
3,506 213
$ 47,059
Airlines - 0 .10%
Alaska Air Group Inc
(d)
2,125 101
Delta Air Lines Inc 13,841 1,210
Southwest Airlines Co 9,423 424
United Airlines Holdings Inc
(d)
6,836 829
$ 2,564
Apparel - 0 .18%
Birkenstock Holding Plc
(d),(e)
1,020 40
Columbia Sportswear Co 544 32
Crocs Inc
(d)
1,069 137
Deckers Outdoor Corp
(d)
2,899 281
PVH Corp 1,019 88
Ralph Lauren Corp 9,643 3,668
VF Corp 7,896 113
$ 4,359
Automobile Manufacturers - 0 .06%
Ford Motor Co 87,963 1,291
Rivian Automotive Inc
(d)
17,222 262
$ 1,553
Automobile Parts & Equipment - 1 .17%
Allison Transmission Holdings Inc 1,569 180
Aptiv PLC
(d)
82,652 4,667
Aurora Innovation Inc
(d)
27,030 174
BorgWarner Inc 280,495 17,879
Gentex Corp 248,083 5,795
Lear Corp 1,116 146
QuantumScape Corp
(d)
11,276 59
$ 28,900
Banks - 2 .24%
Bank OZK 2,315 119
BOK Financial Corp 479 68
Central BanCo Inc 227 7
Citizens Financial Group Inc 9,505 681
Columbia Banking System Inc 6,474 202
Commerce Bancshares Inc/MO 3,029 180
Cullen/Frost Bankers Inc 61,707 10,264
East West Bancorp Inc 3,043 399
Fifth Third Bancorp 20,374 1,151
First Citizens BancShares Inc/NC 179 391
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Hawaiian Inc 2,725 $ 76
First Horizon Corp 10,654 273
FNB Corp/PA 7,892 149
Huntington Bancshares Inc/OH 45,408 774
KeyCorp 20,862 471
M&T Bank Corp 16,764 4,129
Northern Trust Corp 3,906 712
Pinnacle Financial Partners Inc 3,141 331
Popular Inc 92,640 16,231
Prosperity Bancshares Inc 2,576 193
Regions Financial Corp 19,232 595
Southstate Bank Corp 2,164 227
State Street Corp 6,009 1,107
Truist Financial Corp 303,900 15,754
Webster Financial Corp 3,611 279
Western Alliance Bancorp 1,926 155
Wintrust Financial Corp 1,471 235
Zions Bancorp NA 3,249 226
$ 55,379
Beverages - 0 .52%
Brown-Forman Corp - A Shares
(e)
1,058 31
Brown-Forman Corp - B Shares 3,029 87
Coca-Cola Consolidated Inc 59,802 11,237
Constellation Brands Inc 3,087 402
Keurig Dr Pepper Inc 29,202 909
Molson Coors Beverage Co 3,489 145
Primo Brands Corp 5,737 130
$ 12,941
Biotechnology - 1 .37%
Arrowhead Pharmaceuticals Inc
(d)
1,131 96
Biogen Inc
(d)
3,298 669
BioMarin Pharmaceutical Inc
(d)
4,300 258
Bio-Rad Laboratories Inc
(d)
408 133
Bridgebio Pharma Inc
(d)
240 19
Corteva Inc 15,136 1,191
Exelixis Inc
(d)
241,970 12,832
Illumina Inc
(d)
3,403 698
Incyte Corp
(d)
3,714 444
Ionis Pharmaceuticals Inc
(d)
107 6
Moderna Inc
(d)
8,183 449
Roivant Sciences Ltd
(d)
11,013 373
Royalty Pharma PLC 278,539 16,275
United Therapeutics Corp
(d)
927 480
Viking Therapeutics Inc
(d)
2,376 75
$ 33,998
Building Materials - 1 .35%
Amrize Ltd 277,600 13,577
Armstrong World Industries Inc 707 124
Builders FirstSource Inc
(d)
2,337 155
Carlisle Cos Inc 808 291
Carrier Global Corp 257,100 15,891
Eagle Materials Inc 681 140
Fortune Brands Innovations Inc 2,601 128
Hayward Holdings Inc
(d)
4,685 71
James Hardie Industries PLC
(d)
3,362 88
Lennox International Inc 498 207
Louisiana-Pacific Corp 1,427 103
Martin Marietta Materials Inc 1,329 698
Masco Corp 4,529 324
Mohawk Industries Inc
(d)
1,180 145
Owens Corning 1,776 247
Simpson Manufacturing Co Inc 902 169
SPX Technologies Inc
(d)
1,072 236
Trex Co Inc
(d)
2,320 101
Vulcan Materials Co 2,897 778
$ 33,473

Schedule of Investments
MidCap Value Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 3 .99%
Albemarle Corp 64,026 $ 7,532
Axalta Coating Systems Ltd
(d)
4,787 171
Celanese Corp 2,628 118
CF Industries Holdings Inc 89,828 11,245
Dow Inc 76,102 2,305
DuPont de Nemours Inc 146,758 20,106
Eastman Chemical Co 2,533 177
Element Solutions Inc 191,318 7,027
International Flavors & Fragrances Inc 5,744 455
LyondellBasell Industries NV 168,064 10,434
Mosaic Co/The 7,138 158
NewMarket Corp 16,464 13,997
Olin Corp 2,881 53
PPG Industries Inc 5,007 553
Qnity Electronics Inc 4,708 618
RPM International Inc 222,621 23,836
Westlake Corp 834 59
$ 98,844
Commercial Services - 4 .04%
ADT Inc 12,650 97
API Group Corp
(d)
154,471 6,129
Aramark 340,883 19,420
Avis Budget Group Inc
(d)
308 42
Block Inc
(d)
11,719 952
Booz Allen Hamilton Holding Corp 2,068 144
Bright Horizons Family Solutions Inc
(d)
90,708 6,761
Chime Financial Inc
(d)
5,612 129
Corpay Inc
(d)
902 345
Equifax Inc 2,650 457
Euronet Worldwide Inc
(d)
795 57
FTI Consulting Inc
(d)
84,270 13,431
Global Payments Inc 5,164 434
Grand Canyon Education Inc
(d)
440 64
H&R Block Inc 382,824 16,856
MarketAxess Holdings Inc 103,978 16,876
Morningstar Inc 66,573 12,820
NIQ Global Intelligence Plc
(d)
599 7
Paylocity Holding Corp
(d)
911 126
PayPal Holdings Inc 20,178 1,154
Robert Half Inc 2,221 84
Service Corp International/US 2,997 258
Shift4 Payments Inc
(d),(e)
885 47
Sunbelt Rentals Holdings Inc 9,229 664
TransUnion 4,318 339
U-Haul Holding Co 2,148 134
U-Haul Holding Co
(d),(e)
86 6
UL Solutions Inc 1,130 104
United Rentals Inc 1,080 1,166
Valvoline Inc
(d)
183 7
Verisk Analytics Inc 2,927 570
WEX Inc
(d)
717 134
WillScot Holdings Corp 3,977 97
$ 99,911
Computers - 2 .13%
Amdocs Ltd 2,511 140
Amentum Holdings Inc
(d)
3,435 76
CACI International Inc
(d)
26,981 13,429
Cognizant Technology Solutions Corp 10,676 591
EPAM Systems Inc
(d)
1,148 121
Everpure Inc
(d)
1,049 81
ExlService Holdings Inc
(d)
2,820 96
Genpact Ltd 3,495 123
Hewlett Packard Enterprise Co 29,791 1,427
HP Inc 471,360 12,854
KBR Inc 2,825 103
Kyndryl Holdings Inc
(d)
5,332 72
Leidos Holdings Inc 2,801 324
NetApp Inc 40,770 7,277
Okta Inc
(d)
108,378 15,382
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Parsons Corp
(d)
942 $ 42
Rubrik Inc
(d)
1,141 83
SailPoint Inc
(d)
1,762 30
Science Applications International Corp 964 113
Super Micro Computer Inc
(d)
11,362 323
$ 52,687
Consumer Products - 0 .07%
Avery Dennison Corp 1,704 289
Church & Dwight Co Inc 5,318 525
Clorox Co/The 2,692 257
Kimberly-Clark Corp 5,032 550
Reynolds Consumer Products Inc 1,425 36
$ 1,657
Cosmetics & Personal Care - 0 .24%
elf Beauty Inc
(d)
1,300 108
Estee Lauder Cos Inc/The 58,359 4,896
Kenvue Inc 42,736 822
$ 5,826
Distribution & Wholesale - 0 .10%
Copart Inc
(d)
19,867 578
Core & Main Inc
(d)
4,200 185
Fastenal Co 4,699 224
LKQ Corp 5,700 128
Pool Corp 702 130
RB Global Inc 4,173 458
SiteOne Landscape Supply Inc
(d)
980 93
Watsco Inc 785 243
WESCO International Inc 1,071 368
WW Grainger Inc 134 185
$ 2,592
Diversified Financial Services - 5 .05%
Affiliated Managers Group Inc 26,105 9,574
Ally Financial Inc 221,332 9,591
Ameriprise Financial Inc 1,868 1,020
Blue Owl Capital Inc 14,759 152
Cboe Global Markets Inc 77,664 24,094
Circle Internet Group Inc
(d)
4,006 251
Coinbase Global Inc
(d)
4,930 721
Credit Acceptance Corp
(d)
82 47
Evercore Inc - Class A 10,761 3,450
Figure Technology Solutions Inc
(d)
1,929 48
Franklin Resources Inc 6,017 204
Freedom Holding Corp/NV
(d),(e)
34 5
Galaxy Digital Inc
(d)
4,209 88
Hamilton Lane Inc 888 79
Houlihan Lokey Inc 1,207 152
Invesco Ltd 8,090 240
Jefferies Financial Group Inc 3,394 185
Lazard Inc 1,747 74
LPL Financial Holdings Inc 23,053 8,154
Nasdaq Inc 10,058 947
OneMain Holdings Inc 2,576 161
Raymond James Financial Inc 185,087 32,571
Rocket Cos Inc
(d)
21,810 281
SEI Investments Co 35,747 3,681
SLM Corp 4,197 109
SoFi Technologies Inc
(d)
25,077 409
Stifel Financial Corp 3,339 277
Synchrony Financial 149,107 11,300
T Rowe Price Group Inc 4,730 529
TPG Inc 3,255 142
Tradeweb Markets Inc 2,402 241
UWM Holdings Corp
(e)
3,281 6
Virtu Financial Inc 202,273 11,879
Voya Financial Inc 2,056 204
Western Union Co/The 7,881 50
XP Inc 235,538 4,019
$ 124,935

Schedule of Investments
MidCap Value Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 3 .48%
AES Corp/The 15,989 $ 235
Alliant Energy Corp 347,804 24,618
Ameren Corp 6,209 681
Brookfield Renewable Corp 3,051 102
CenterPoint Energy Inc 14,728 619
Clearway Energy Inc - Class C 2,712 86
CMS Energy Corp 302,408 21,770
Consolidated Edison Inc 102,218 11,126
DTE Energy Co 4,661 661
Edison International 193,862 14,224
Entergy Corp 10,297 1,108
Evergy Inc 5,171 429
Eversource Energy 50,007 3,580
Exelon Corp 23,090 1,058
FirstEnergy Corp 12,385 598
IDACORP Inc 1,224 175
OGE Energy Corp 4,622 219
Oklo Inc
(d)
3,150 122
PG&E Corp 49,462 860
Pinnacle West Capital Corp 2,709 274
PPL Corp 16,949 597
Public Service Enterprise Group Inc 11,234 861
Talen Energy Corp
(d)
321 107
WEC Energy Group Inc 7,330 802
Xcel Energy Inc 14,060 1,099
X-Energy Inc
(d),(e)
485 8
$ 86,019
Electrical Components & Equipment - 0 .08%
Acuity Inc 678 223
AMETEK Inc 5,133 1,241
Generac Holdings Inc
(d)
1,281 252
Littelfuse Inc 555 245
Universal Display Corp 983 79
$ 2,040
Electronics - 4 .94%
Advanced Energy Industries Inc 23 7
Allegion plc 68,194 10,734
Arrow Electronics Inc
(d)
1,124 243
Avnet Inc 168,817 14,997
Coherent Corp
(d)
3,141 826
Flex Ltd
(d)
51,547 5,864
Fortive Corp 6,842 405
Garmin Ltd 3,680 1,081
Hubbell Inc 44,590 21,071
Ingram Micro Holding Corp 1,117 32
Jabil Inc 19,724 6,214
Keysight Technologies Inc
(d)
104,823 33,447
Mettler-Toledo International Inc
(d)
452 640
nVent Electric PLC 2,126 327
Ralliant Corp 2,499 163
Sanmina Corp
(d)
750 139
Sensata Technologies Holding PLC 3,236 150
TD SYNNEX Corp 57,650 14,741
Trimble Inc
(d)
195,990 11,090
TTM Technologies Inc
(d)
356 41
Vontier Corp 3,156 101
$ 122,313
Energy - Alternate Sources - 0 .40%
Enphase Energy Inc
(d)
2,862 107
First Solar Inc
(d)
45,181 9,535
Nextpower Inc
(d)
3,315 298
$ 9,940
Engineering & Construction - 0 .58%
AECOM 2,882 208
Dycom Industries Inc
(d)
14,692 5,893
EMCOR Group Inc 9,754 7,778
Everus Construction Group Inc
(d)
182 23
Jacobs Solutions Inc 2,612 352
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Primoris Services Corp 1,145 $ 97
$ 14,351
Entertainment - 0 .06%
Caesars Entertainment Inc
(d)
4,527 135
Churchill Downs Inc 1,252 105
Flutter Entertainment PLC
(d)
3,173 331
Liberty Live Holdings Inc - A Shares
(d)
497 47
Liberty Live Holdings Inc - C Shares
(d),(e)
1,088 107
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
598 54
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,877 479
Madison Square Garden Sports Corp
(d)
167 66
TKO Group Holdings Inc 836 152
Vail Resorts Inc 148 22
$ 1,498
Environmental Control - 0 .95%
Clean Harbors Inc
(d)
924 289
GFL Environmental Inc 5,839 241
Pentair PLC 3,588 235
Republic Services Inc 78,100 16,444
Tetra Tech Inc 175,637 5,824
Veralto Corp 5,512 519
$ 23,552
Food - 2 .81%
Albertsons Cos Inc 7,896 91
Campbell's Company/The
(e)
4,465 98
Conagra Brands Inc 10,700 155
General Mills Inc 12,001 429
Hershey Co/The 40,577 7,103
Hormel Foods Corp 6,507 163
Ingredion Inc 1,385 138
J M Smucker Co/The 2,334 278
JBS NV 7,345 103
Kraft Heinz Co/The 19,263 498
Kroger Co/The 215,091 12,420
Lamb Weston Holdings Inc 2,951 155
McCormick & Co Inc/MD 5,718 291
Performance Food Group Co
(d)
3,368 385
Pilgrim's Pride Corp 1,081 30
Post Holdings Inc
(d)
913 83
Seaboard Corp 5 22
Smithfield Foods Inc 1,180 31
Sprouts Farmers Market Inc
(d)
2,087 182
Sysco Corp 41,851 3,568
Tyson Foods Inc 302,254 17,518
US Foods Holding Corp
(d)
257,224 25,874
$ 69,615
Forest Products & Paper - 0 .02%
International Paper Co 11,807 482
Gas - 0 .06%
Atmos Energy Corp 3,695 638
MDU Resources Group Inc 4,599 92
National Fuel Gas Co 2,098 173
NiSource Inc 10,766 478
UGI Corp 4,822 174
$ 1,555
Hand & Machine Tools - 0 .75%
Lincoln Electric Holdings Inc 67,495 17,637
MSA Safety Inc 797 152
Snap-on Inc 1,140 468
Stanley Black & Decker Inc 3,480 329
$ 18,586
Healthcare - Products - 2 .23%
Agilent Technologies Inc 114,000 15,774
Align Technology Inc
(d)
1,483 251
Avantor Inc
(d)
14,779 204
Baxter International Inc 11,562 302

Schedule of Investments
MidCap Value Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Bio-Techne Corp 3,499 $ 252
Bruker Corp 2,476 156
Caris Life Sciences Inc
(d)
440,385 6,900
Cooper Cos Inc/The
(d)
4,359 315
Edwards Lifesciences Corp
(d)
12,833 1,104
Envista Holdings Corp
(d)
3,647 100
GE HealthCare Technologies Inc 10,222 695
Globus Medical Inc
(d)
2,502 197
Guardant Health Inc
(d)
363 59
IDEXX Laboratories Inc
(d)
291 163
Medline Inc
(d),(e)
10,094 396
QIAGEN NV 4,610 191
Repligen Corp
(d)
1,176 166
ResMed Inc 3,253 686
Revvity Inc 217,795 24,507
Solventum Corp
(d)
3,308 283
STERIS PLC 2,184 499
Teleflex Inc 980 134
Waters Corp
(d)
2,192 827
West Pharmaceutical Services Inc 1,566 534
Zimmer Biomet Holdings Inc 4,343 408
$ 55,103
Healthcare - Services - 6 .85%
Centene Corp
(d)
234,208 14,572
Charles River Laboratories International Inc
(d)
1,082 252
Chemed Corp 12,697 6,757
DaVita Inc
(d)
665 160
Elevance Health Inc 37,700 14,169
Encompass Health Corp 173,400 19,260
Ensign Group Inc/The 118,704 21,148
Humana Inc 2,701 983
IQVIA Holdings Inc
(d)
3,730 877
Labcorp Holdings Inc 117,325 36,277
Molina Healthcare Inc
(d)
54,636 10,688
Quest Diagnostics Inc 98,995 23,067
Sotera Health Co
(d)
6,289 112
Tenet Healthcare Corp
(d)
28,577 7,280
Universal Health Services Inc 83,610 14,084
$ 169,686
Home Builders - 0 .09%
DR Horton Inc 5,643 807
Lennar Corp - A Shares 4,588 378
Lennar Corp - B Shares
(e)
105 9
NVR Inc
(d)
35 215
PulteGroup Inc 4,241 536
Thor Industries Inc 1,134 85
Toll Brothers Inc 2,102 307
$ 2,337
Home Furnishings - 0 .03%
Dolby Laboratories Inc 1,340 79
SharkNinja Inc
(d)
1,586 256
Somnigroup International Inc 3,809 249
Whirlpool Corp 1,577 59
$ 643
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 999 66
Insurance - 5 .06%
Allstate Corp/The 5,758 1,521
American Financial Group Inc/OH 100,368 14,224
American International Group Inc 316,743 24,889
Arch Capital Group Ltd
(d)
7,815 786
Assurant Inc 1,110 310
Assured Guaranty Ltd 941 78
Axis Capital Holdings Ltd 1,629 172
Brighthouse Financial Inc
(d)
1,281 79
Brown & Brown Inc 6,626 466
Cincinnati Financial Corp 3,409 606
CNA Financial Corp 495 26
Corebridge Financial Inc 5,526 172
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Equitable Holdings Inc 2,908 $ 139
Everest Group Ltd 889 333
Fidelity National Financial Inc 5,713 295
First American Financial Corp 68,368 5,127
Globe Life Inc 1,739 317
Hanover Insurance Group Inc/The 28,622 6,658
Hartford Insurance Group Inc/The 196,568 27,895
Kinsale Capital Group Inc 507 181
Lincoln National Corp 3,849 176
Loews Corp 3,747 435
Markel Group Inc
(d)
277 521
MGIC Investment Corp 4,719 142
Old Republic International Corp 337,956 14,603
Primerica Inc 701 224
Prudential Financial Inc 7,826 955
Reinsurance Group of America Inc 1,452 344
RenaissanceRe Holdings Ltd 15,342 4,910
RLI Corp 1,844 113
Ryan Specialty Holdings Inc 2,131 94
Unum Group 201,668 17,365
W R Berkley Corp 5,091 369
White Mountains Insurance Group Ltd 55 115
Willis Towers Watson PLC 2,103 706
$ 125,346
Internet - 1 .88%
CDW Corp/DE 72,455 10,710
eBay Inc 7,815 891
Etsy Inc
(d)
1,067 87
F5 Inc
(d)
38,773 15,609
Gen Digital Inc 262,847 7,215
Lyft Inc
(d)
651,961 10,340
Maplebear Inc
(d)
1,840 82
Match Group Inc 5,217 206
People Inc
(d)
1,427 59
Pinterest Inc
(d)
11,018 265
Robinhood Markets Inc
(d)
2,960 256
Roku Inc
(d)
192 28
VeriSign Inc 1,814 526
Wayfair Inc
(d)
2,323 197
Zillow Group Inc - A Shares
(d)
1,017 35
Zillow Group Inc - C Shares
(d)
3,641 124
$ 46,630
Investment Companies - 0 .02%
BitMine Immersion Technologies Inc 12,667 219
IREN Ltd
(d),(e)
6,361 234
$ 453
Iron & Steel - 0 .69%
Cleveland-Cliffs Inc
(d)
13,436 155
Nucor Corp 4,948 1,273
Reliance Inc 1,140 463
Steel Dynamics Inc 60,564 15,217
$ 17,108
Leisure Products & Services - 0 .36%
Amer Sports Inc
(d)
97,603 3,466
Brunswick Corp/DE 1,534 121
Carnival Corp Ltd 151,517 4,214
Norwegian Cruise Line Holdings Ltd
(d)
10,275 190
Royal Caribbean Cruises Ltd 2,432 774
YETI Holdings Inc
(d)
1,696 83
$ 8,848
Lodging - 0 .73%
Boyd Gaming Corp 1,150 98
Hilton Worldwide Holdings Inc 55,100 17,659
Hyatt Hotels Corp 29 5
MGM Resorts International
(d)
4,175 186
Travel + Leisure Co 944 72
Wyndham Hotels & Resorts Inc 97 7
Wynn Resorts Ltd 294 29
$ 18,056

Schedule of Investments
MidCap Value Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0 .01%
BWX Technologies Inc 125 $ 21
Oshkosh Corp 1,381 197
$ 218
Machinery - Diversified - 4 .84%
AGCO Corp 81,122 8,287
Applied Industrial Technologies Inc 823 284
CNH Industrial NV 19,547 200
Cognex Corp 268,279 17,503
Crane Co 82,791 17,673
Dover Corp 2,983 610
Esab Corp 1,287 111
Flowserve Corp 2,848 216
Gates Industrial Corp Ltd
(d)
5,607 157
Graco Inc 3,700 294
IDEX Corp 84,048 19,369
Ingersoll Rand Inc 8,803 734
Middleby Corp/The
(d)
964 129
Midera Food Processing Inc
(d)
1,033 50
Nordson Corp 1,166 347
Otis Worldwide Corp 8,642 622
Regal Rexnord Corp 68,069 13,969
Rockwell Automation Inc 12,556 6,028
Toro Co/The 207,231 19,039
Watts Water Technologies Inc 610 211
Westinghouse Air Brake Technologies Corp 3,782 1,100
Xylem Inc/NY 109,027 12,753
$ 119,686
Media - 1 .62%
Charter Communications Inc
(d)
1,741 252
EchoStar Corp
(d)
476 40
FactSet Research Systems Inc 794 209
Fox Corp - A Shares
(e)
213,322 12,422
Fox Corp - B Shares 205,741 10,686
Liberty Broadband Corp - A Shares
(d)
196 7
Liberty Broadband Corp - C Shares
(d)
2,614 89
Liberty Global Ltd - A Shares
(d)
4,269 45
Liberty Global Ltd - C Shares
(d)
956,242 9,907
New York Times Co/The 3,450 258
News Corp - A Shares 8,329 230
News Corp - B Shares
(e)
2,744 86
Nexstar Media Group Inc 642 122
Sirius XM Holdings Inc 3,968 118
Versant Media Group Inc 117,844 4,241
Warner Bros Discovery Inc
(d)
53,991 1,420
$ 40,132
Metal Fabrication & Hardware - 0 .49%
Advanced Drainage Systems Inc 1,616 224
Mueller Industries Inc 170,004 11,290
RBC Bearings Inc
(d)
575 317
Timken Co/The 1,425 196
Valmont Industries Inc 424 204
$ 12,231
Mining - 0 .06%
Alcoa Corp 5,912 268
Almonty Industries Inc
(d)
125 1
Anglogold Ashanti Plc 1,089 86
Coeur Mining Inc 23,143 345
Hecla Mining Co 13,458 190
MP Materials Corp
(d),(e)
3,214 133
Royal Gold Inc 1,886 374
$ 1,397
Miscellaneous Manufacturers - 0 .07%
A O Smith Corp
(e)
2,496 150
Donaldson Co Inc 2,575 242
ITT Inc 1,985 389
Teledyne Technologies Inc
(d)
1,034 678
Textron Inc 3,880 331
$ 1,790
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .56%
Zebra Technologies Corp
(d)
47,260 $ 13,886
Oil & Gas - 4 .79%
Antero Resources Corp
(d)
6,664 241
APA Corp 7,925 296
Chord Energy Corp 93,943 13,188
Devon Energy Corp 419,799 18,945
Diamondback Energy Inc 4,295 872
EQT Corp 13,586 724
Expand Energy Corp 169,507 15,939
HF Sinclair Corp 244,750 22,387
Marathon Petroleum Corp 45,822 14,501
Matador Resources Co 2,435 122
Occidental Petroleum Corp 16,331 932
Ovintiv Inc 6,355 397
Permian Resources Corp 15,601 333
Phillips 66 92,004 19,475
Range Resources Corp 5,232 210
Valero Energy Corp 31,121 9,738
Viper Energy Inc 4,246 189
Weatherford International PLC 1,577 138
$ 118,627
Oil & Gas Services - 3 .18%
Baker Hughes Co 249,869 15,115
Halliburton Co 975,915 31,473
NOV Inc 159,261 3,095
SLB Ltd 283,000 14,034
TechnipFMC PLC 210,333 15,072
$ 78,789
Packaging & Containers - 1 .96%
Amcor PLC 10,389 466
AptarGroup Inc 148,886 19,945
Ball Corp 5,973 388
Crown Holdings Inc 2,489 293
Graphic Packaging Holding Co 6,575 71
Packaging Corp of America 108,432 26,657
Silgan Holdings Inc 1,992 80
Smurfit Westrock PLC 11,757 540
Sonoco Products Co 2,204 124
$ 48,564
Pharmaceuticals - 1 .04%
Ascendis Pharma A/S
(d)
32 8
Becton Dickinson & Co 6,388 1,058
Cardinal Health Inc 100,222 23,054
Elanco Animal Health Inc
(d)
11,117 293
Henry Schein Inc
(d)
2,199 189
Jazz Pharmaceuticals PLC
(d)
1,318 333
Neurocrine Biosciences Inc
(d)
351 58
Organon & Co 5,894 80
Viatris Inc 26,184 460
Zoetis Inc 1,994 154
$ 25,687
Pipelines - 0 .59%
Antero Midstream Corp 471,950 10,369
Cheniere Energy Inc 4,376 1,153
DT Midstream Inc 2,273 314
Kinder Morgan Inc 43,656 1,405
ONEOK Inc 14,197 1,289
$ 14,530
Private Equity - 0 .01%
Carlyle Group Inc/The 5,958 274
Real Estate - 0 .06%
CBRE Group Inc
(d)
5,938 872
CoStar Group Inc
(d)
8,112 233
Howard Hughes Holdings Inc
(d)
788 51
Jones Lang LaSalle Inc
(d)
978 347
$ 1,503

Schedule of Investments
MidCap Value Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 6 .70%
AGNC Investment Corp 25,761 $ 275
Agree Realty Corp 2,641 205
Alexandria Real Estate Equities Inc 3,847 198
American Healthcare REIT Inc 4,282 238
American Homes 4 Rent 7,535 252
Americold Realty Trust Inc 6,432 91
Annaly Capital Management Inc 16,521 375
AvalonBay Communities Inc 3,104 576
Brixmor Property Group Inc 6,849 216
BXP Inc 3,545 249
Camden Property Trust 201,689 22,350
Cousins Properties Inc 3,675 116
Crown Castle Inc 9,816 749
CubeSmart 5,074 210
Digital Realty Trust Inc 8,130 1,533
EastGroup Properties Inc 1,179 246
EPR Properties 1,686 105
Equity LifeStyle Properties Inc 296,728 19,308
Equity Residential 8,390 557
Essex Property Trust Inc 1,418 403
Extra Space Storage Inc 4,705 696
Federal Realty Investment Trust 1,909 237
Fermi Inc
(d)
5,215 30
First Industrial Realty Trust Inc 2,952 194
Gaming and Leisure Properties Inc 171,976 7,703
Healthcare Realty Trust Inc 846,790 17,791
Healthpeak Properties Inc 15,612 341
Host Hotels & Resorts Inc 15,284 384
Invitation Homes Inc 13,340 396
Iron Mountain Inc 6,644 813
Janus Living Inc 1,176 35
Kilroy Realty Corp 2,596 101
Kimco Realty Corp 14,885 379
Lamar Advertising Co 135,467 21,670
Lineage Inc 1,712 72
Medical Properties Trust Inc 12,007 56
Mid-America Apartment Communities Inc 2,583 342
Millrose Properties Inc 3,445 96
NNN REIT Inc 340,641 16,187
Omega Healthcare Investors Inc 122,592 6,207
Rayonier Inc 6,732 147
Realty Income Corp 20,938 1,337
Regency Centers Corp 4,087 328
Rexford Industrial Realty Inc 5,007 189
Rithm Capital Corp 12,522 124
SBA Communications Corp 2,351 425
STAG Industrial Inc 4,290 164
Starwood Property Trust Inc 7,830 125
Sun Communities Inc 2,728 337
UDR Inc 7,288 278
Ventas Inc 234,825 21,959
VICI Properties Inc 466,189 12,284
Vornado Realty Trust 3,924 155
Weyerhaeuser Co 16,219 406
WP Carey Inc 76,340 5,618
$ 165,858
Retail - 5 .08%
AutoNation Inc
(d)
557 118
AutoZone Inc
(d)
3,275 9,878
Bath & Body Works Inc 4,527 91
Best Buy Co Inc 4,412 381
BJ's Wholesale Club Holdings Inc
(d)
2,886 282
CarMax Inc
(d)
3,170 181
Casey's General Stores Inc 18,491 16,105
Dick's Sporting Goods Inc 1,397 274
Dillard's Inc 80 47
Dollar General Corp 100,072 12,714
Dollar Tree Inc
(d)
62,448 7,944
Domino's Pizza Inc 633 220
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ferguson Enterprises Inc 4,072 $ 954
Five Below Inc
(d)
725 157
Floor & Decor Holdings Inc
(d)
2,379 137
Freshpet Inc
(d)
1,158 69
GameStop Corp
(d)
9,209 200
Gap Inc/The 5,007 101
Genuine Parts Co 3,076 383
Lithia Motors Inc 503 194
Lowe's Cos Inc 91,100 18,931
Lululemon Athletica Inc
(d)
2,226 265
Macy's Inc 5,916 147
MSC Industrial Direct Co Inc 1,074 133
Ollie's Bargain Outlet Holdings Inc
(d)
1,366 100
Penske Automotive Group Inc 77,897 16,928
QXO Inc
(d)
21,572 287
Restaurant Brands International Inc 3,284 243
Texas Roadhouse Inc 102,886 21,137
Tractor Supply Co 11,831 364
Ulta Beauty Inc
(d)
763 391
Williams-Sonoma Inc 68,272 15,612
Yum! Brands Inc 4,347 666
$ 125,634
Savings & Loans - 0 .00%
TFS Financial Corp
(e)
1,330 25
Semiconductors - 1 .59%
Amkor Technology Inc 63,315 3,158
Cirrus Logic Inc
(d)
76,453 9,889
Entegris Inc 2,921 348
GLOBALFOUNDRIES Inc 2,820 141
IPG Photonics Corp
(d)
83,576 7,109
Microchip Technology Inc 189,949 14,111
MKS Inc 11,340 3,373
ON Semiconductor Corp
(d)
8,377 684
Onto Innovation Inc
(d)
893 231
Qorvo Inc
(d)
1,877 170
Skyworks Solutions Inc 3,361 209
$ 39,423
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 860 281
Software - 2 .09%
Akamai Technologies Inc
(d)
111,626 12,857
Bentley Systems Inc 2,932 104
BILL Holdings Inc
(d)
1,953 88
Broadridge Financial Solutions Inc 42,067 6,476
Bullish
(d)
225 5
CCC Intelligent Solutions Holdings Inc
(d)
12,341 75
Docusign Inc
(d)
4,068 223
Doximity Inc
(d)
2,930 61
Dropbox Inc - A Shares
(d)
3,424 111
Duolingo Inc
(d)
868 117
Dynatrace Inc
(d)
5,468 242
Elastic NV
(d)
1,000 66
Electronic Arts Inc 4,853 1,018
Fair Isaac Corp
(d)
91 102
Fidelity National Information Services Inc 224,162 10,036
Figma Inc
(d)
4,800 117
Fiserv Inc
(d)
11,937 644
Gitlab Inc
(d)
3,212 111
Guidewire Software Inc
(d)
954 145
HubSpot Inc
(d)
148 35
IonQ Inc
(d)
8,627 314
Jack Henry & Associates Inc 1,602 247
Klaviyo Inc
(d)
2,734 49
MongoDB Inc
(d)
21,238 7,168
MSCI Inc 8,850 5,065
Nutanix Inc
(d)
5,821 343
Paychex Inc 7,237 846
Paycom Software Inc 969 159
Pegasystems Inc 1,584 48

Schedule of Investments
MidCap Value Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
PTC Inc
(d)
2,660 $ 365
RingCentral Inc 1,476 82
Roper Technologies Inc 2,282 894
SentinelOne Inc
(d)
2,550 49
SS&C Technologies Holdings Inc 4,655 359
Twilio Inc
(d)
2,819 556
Tyler Technologies Inc
(d)
942 292
UiPath Inc
(d),(e)
8,985 115
Unity Software Inc
(d)
8,104 257
Veeva Systems Inc
(d)
3,341 681
Workday Inc
(d)
4,263 683
Zoom Communications Inc
(d)
5,971 574
$ 51,779
Telecommunications - 0 .02%
Applied Digital Corp
(d)
5,715 157
AST SpaceMobile Inc
(d),(e)
438 26
Iridium Communications Inc 1,445 68
Millicom International Cellular SA
(e)
2,016 192
$ 443
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 2,360 222
Mattel Inc
(d)
6,496 98
$ 320
Transportation - 4 .00%
CH Robinson Worldwide Inc 173,001 25,558
CSX Corp 332,200 16,743
Expeditors International of Washington Inc 90,388 15,175
Fedex Freight Holding Co Inc
(d)
2,445 344
GXO Logistics Inc
(d)
2,634 132
JB Hunt Transport Services Inc 54,955 14,934
Kirby Corp
(d)
1,178 154
Knight-Swift Transportation Holdings Inc 238,340 16,572
Landstar System Inc 46,992 8,212
Old Dominion Freight Line Inc 3,317 704
Ryder System Inc 840 215
Saia Inc
(d)
599 208
Schneider National Inc 1,275 46
$ 98,997
Water - 0 .94%
American Water Works Co Inc 170,868 22,925
Essential Utilities Inc 6,361 254
$ 23,179
TOTAL COMMON STOCKS $ 2,425,108
Total Investments $ 2,473,512
Other Assets and Liabilities -  0.08% 2,009
TOTAL NET ASSETS - 100.00% $ 2,475,521
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,411 or
0.42% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,101 or 0.41% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 77,539 $ 855,694 $ 889,634 $ 43,599
$ 77,539 $ 855,694 $ 889,634 $ 43,599
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 1,638 $ — $ — $ —
$ 1,638 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2026 Long 15 $ 5,659 $ (42)
Total $ (42)
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .55 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .11%
iShares MSCI EAFE Value ETF
(a)
25,600 $ 2,071
Money Market Funds - 2 .44%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(b),(c)
763,962 764
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(b),(c),(d)
45,445,122 45,445
$ 46,209
TOTAL INVESTMENT COMPANIES $ 48,280
COMMON STOCKS - 97 .32 % Shares Held Value (000's)
Advertising - 0 .01%
Publicis Groupe SA 1,867 $ 199
Aerospace & Defense - 3 .26%
Melrose Industries PLC 2,099,576 12,915
QinetiQ Group PLC 1,372,319 9,395
Rolls-Royce Holdings PLC 1,486,326 29,652
Thales SA 34,389 9,790
$ 61,752
Agriculture - 0 .48%
British American Tobacco PLC 138,666 8,411
Imperial Brands PLC 6,034 229
Japan Tobacco Inc 9,000 401
Wilmar International Ltd 13,200 41
$ 9,082
Airlines - 0 .61%
ANA Holdings Inc
(a)
900 18
Deutsche Lufthansa AG 1,092,125 11,460
International Consolidated Airlines Group SA 3,489 20
Singapore Airlines Ltd 12,000 72
$ 11,570
Apparel - 3 .85%
Adidas AG 26,561 4,914
Kering SA 148,691 49,079
LVMH Moet Hennessy Louis Vuitton SE 34,751 19,083
$ 73,076
Automobile Manufacturers - 0 .60%
Bayerische Motoren Werke AG 2,639 181
Daimler Truck Holding AG 154,498 8,739
Honda Motor Co Ltd 29,700 299
Isuzu Motors Ltd 4,300 64
Mercedes-Benz Group AG 5,885 318
Renault SA 1,603 51
Stellantis NV
(e)
16,515 95
Subaru Corp 4,300 73
Suzuki Motor Corp 12,900 168
Toyota Motor Corp 77,650 1,470
$ 11,458
Automobile Parts & Equipment - 1 .47%
Aisin Corp 3,600 50
Aumovio SE
(e)
323,570 14,940
Bridgestone Corp 8,700 215
Cie Generale des Etablissements Michelin SCA 5,064 205
Continental AG 148,570 12,355
Denso Corp 13,200 162
$ 27,927
Banks - 17 .77%
ABN AMRO Bank NV 348,156 15,750
AIB Group PLC 17,272 205
ANZ Group Holdings Ltd 637,033 16,649
Banca Mediolanum SpA 1,777 48
Banca Monte dei Paschi di Siena SpA 436,338 5,844
Banco Bilbao Vizcaya Argentaria SA 46,077 1,292
Banco BPM SpA 9,257 169
Banco Comercial Portugues SA 33,475 41
Banco de Sabadell SA 38,820 149
Banco Santander SA 76,177 1,083
Bank Hapoalim BM 10,671 259
Bank Leumi Le-Israel BM 12,039 284
Bank Mandiri Persero Tbk PT 72,226,700 16,805
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank of Ireland Group PLC 7,743 $ 163
Bank of Nova Scotia/The 163,600 14,351
Bankinter SA 5,144 95
Banque Cantonale Vaudoise 247 39
Barclays PLC 6,187,560 42,530
BAWAG Group AG
(f)
210 43
BNP Paribas SA 311,691 39,607
BOC Hong Kong Holdings Ltd 30,300 201
BPER Banca SPA 12,745 207
CaixaBank SA 28,611 416
Chiba Bank Ltd/The 4,500 73
Credit Agricole SA 7,396 165
Danske Bank A/S 5,098 293
DBS Group Holdings Ltd 5,900 340
Deutsche Bank AG 447,960 16,487
DNB Bank ASA 6,621 213
Erste Group Bank AG 1,259 165
Eurobank SA 1,197,249 6,187
FinecoBank Banca Fineco SpA 2,495 68
Grupo Financiero Banorte SAB de CV 1,338,900 15,433
HSBC Holdings PLC 140,641 2,995
ING Groep NV 426,045 14,972
Intesa Sanpaolo SpA 113,929 861
Israel Discount Bank Ltd 9,968 104
Japan Post Bank Co Ltd 14,700 284
KBC Group NV 1,874 270
Lloyds Banking Group PLC 311,289 481
Mitsubishi UFJ Financial Group Inc 87,400 1,952
Mizrahi Tefahot Bank Ltd 1,275 95
Mizuho Financial Group Inc 19,400 1,006
National Australia Bank Ltd 25,088 726
National Bank of Greece SA 88,539 1,657
NatWest Group PLC 1,775,520 16,748
Nordea Bank Abp 734,725 14,829
Oversea-Chinese Banking Corp Ltd 26,800 609
Raiffeisen Bank International AG 1,076 74
Skandinaviska Enskilda Banken AB 11,921 279
Societe Generale SA 241,464 22,696
Standard Chartered PLC 696,475 20,594
Sumitomo Mitsui Financial Group Inc 184,400 7,923
Sumitomo Mitsui Trust Group Inc 22,056 227
Svenska Handelsbanken AB 11,127 170
Swedbank AB 6,686 267
UniCredit SpA 233,446 22,017
United Overseas Bank Ltd 256,200 8,665
Westpac Banking Corp 27,973 742
Yokohama Financial Group Inc 7,900 90
$ 336,987
Beverages - 3 .74%
Anheuser-Busch InBev SA/NV 72,604 6,306
Asahi Group Holdings Ltd 11,300 118
Carlsberg AS 172,700 25,431
Davide Campari-Milano NV 2,535 17
Diageo PLC 954,662 20,972
Heineken Holding NV 993 84
Heineken NV 196,785 17,817
Kirin Holdings Co Ltd 4,200 78
Pernod Ricard SA 1,596 124
Suntory Beverage & Food Ltd 1,000 29
$ 70,976
Biotechnology - 0 .02%
CSL Ltd 3,956 342
Financiere de Tubize SA 121 27
$ 369
Building Materials - 2 .81%
AGC Inc 1,500 56
Buzzi SpA 671 32
Cie de Saint-Gobain SA 278,205 26,148
Daikin Industries Ltd 800 116

Schedule of Investments
Overseas Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Geberit AG 94 $ 62
ROCKWOOL A/S 818 26
Sika AG 52,267 11,759
Svenska Cellulosa AB SCA 4,933 56
TOTO Ltd 344,100 14,934
$ 53,189
Chemicals - 1 .44%
Air Liquide SA 1,823 359
Akzo Nobel NV 209,959 14,706
Asahi Kasei Corp 9,900 106
BASF SE 7,273 422
Brenntag SE 941 66
DSM-Firmenich AG 1,346 145
EMS-Chemie Holding AG 29 29
Evonik Industries AG 2,099 43
Givaudan SA 26 104
ICL Group Ltd 6,152 31
Mitsubishi Chemical Group Corp 9,600 71
Nippon Paint Holdings Co Ltd 8,000 60
Nitto Denko Corp 2,800 59
Shin-Etsu Chemical Co Ltd 4,700 168
Syensqo SA
(a)
121,288 10,790
Symrise AG 380 39
Toray Industries Inc 10,300 74
Yara International ASA 1,276 60
$ 27,332
Commercial Services - 0 .83%
Ayvens SA
(f)
2,888 39
Dai Nippon Printing Co Ltd 3,000 54
Intertek Group PLC 630 50
RELX PLC 436,510 15,416
Secom Co Ltd 3,200 138
SGS SA 678 80
TOPPAN Holdings Inc 1,800 51
$ 15,828
Computers - 0 .02%
Capgemini SE 1,249 148
Logitech International SA 592 61
Obic Co Ltd 1,000 29
Otsuka Corp 2,000 41
$ 279
Consumer Products - 1 .52%
Henkel AG & Co KGaA 742 61
Reckitt Benckiser Group PLC 406,495 28,689
$ 28,750
Cosmetics & Personal Care - 0 .12%
Beiersdorf AG 396 37
Essity AB 4,656 135
Haleon PLC 72,538 355
Kao Corp 7,500 154
L'Oreal SA 688 307
Shiseido Co Ltd 1,600 32
Unicharm Corp 8,700 55
Unilever PLC 17,854 1,136
$ 2,211
Distribution & Wholesale - 0 .13%
Bunzl PLC 2,644 100
Marubeni Corp 11,600 375
Mitsubishi Corp 24,700 738
Mitsui & Co Ltd 19,400 595
Rexel SA 1,812 75
Sumitomo Corp 33,000 343
Toyota Tsusho Corp 5,200 216
$ 2,442
Diversified Financial Services - 3 .50%
AerCap Holdings NV 1,316 199
Amundi SA
(f)
507 55
ASX Ltd 226,054 8,720
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Azimut Holding SpA 347,246 $ 14,749
Daiwa Securities Group Inc 10,200 114
Euronext NV
(f)
223 41
Japan Exchange Group Inc 7,800 106
Julius Baer Group Ltd 233,737 20,551
London Stock Exchange Group PLC 99,508 11,194
Mitsubishi HC Capital Inc 6,900 64
Nomura Holdings Inc 23,900 231
ORIX Corp 9,000 363
SBI Holdings Inc 4,300 81
Schroders PLC 6,592 52
St James's Place PLC 698,373 9,923
$ 66,443
Electric - 3 .07%
BKW AG 171 28
Chubu Electric Power Co Inc 5,300 92
CLP Holdings Ltd 13,500 134
Contact Energy Ltd 8,118 44
E.ON SE 18,287 394
EDP SA 23,930 123
Elia Group SA/NV 189 27
Endesa SA 2,549 124
Enel SpA 1,811,165 20,454
Engie SA 14,498 452
Fortum Oyj 567,510 12,902
Hikari Tsushin Inc 100 25
Iberdrola SA 50,720 1,205
Kansai Electric Power Co Inc/The 7,800 118
Meridian Energy Ltd 11,474 39
National Grid PLC 814,721 13,040
Origin Energy Ltd 9,119 69
Orsted AS
(e),(f)
1,407 31
Power Assets Holdings Ltd 11,000 83
Redeia Corp SA 3,307 58
SSE PLC 270,756 8,554
Terna - Rete Elettrica Nazionale 11,461 131
Verbund AG 558 38
$ 58,165
Electrical Components & Equipment - 0 .49%
Signify NV
(f)
540,799 9,244
Electronics - 2 .57%
Kyocera Corp 9,600 219
MINEBEA MITSUMI Inc 692,900 15,780
Murata Manufacturing Co Ltd 255,586 11,646
Sensata Technologies Holding PLC 453,983 21,015
$ 48,660
Energy - Alternate Sources - 0 .53%
Vestas Wind Systems A/S 370,956 9,985
Engineering & Construction - 0 .52%
Auckland International Airport Ltd 13,836 71
Bouygues SA 1,808 102
CK Infrastructure Holdings Ltd 5,000 40
Eiffage SA 561 80
Fraport AG Frankfurt Airport Services Worldwide 119,473 9,333
Keppel Ltd 7,300 65
Obayashi Corp 5,200 102
Shimizu Corp 4,000 59
Skanska AB 2,691 76
$ 9,928
Entertainment - 0 .00%
Evolution AB
(e),(f)
1,004 77
Food - 1 .29%
Carrefour SA 4,800 88
Chocoladefabriken Lindt & Spruengli AG - PC 3 35
Danone SA 5,139 400
J Sainsbury PLC 13,872 67
Kerry Group PLC 1,304 124
Kesko Oyj 2,241 56

Schedule of Investments
Overseas Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kikkoman Corp 3,000 $ 31
Koninklijke Ahold Delhaize NV 7,204 285
Magnum Ice Cream Co NV/The
(e)
3,991 74
Nestle SA 21,073 2,106
Orkla ASA
(e)
5,915 66
Seven & i Holdings Co Ltd 1,234,500 16,370
Tesco PLC 719,452 4,735
WH Group Ltd
(f)
61,500 66
$ 24,503
Food Service - 0 .00%
Sodexo SA 635 42
Forest Products & Paper - 0 .01%
UPM-Kymmene Oyj 4,301 117
Gas - 2 .08%
Centrica PLC 5,257,926 10,972
Enagas SA 656,909 12,805
Hong Kong & China Gas Co Ltd 91,000 82
Italgas SpA 4,968 51
Naturgy Energy Group SA 3,359 112
Osaka Gas Co Ltd 2,800 96
Sembcorp Industries Ltd
(a)
7,800 34
Snam SpA 2,263,961 15,351
$ 39,503
Hand & Machine Tools - 0 .01%
Fuji Electric Co Ltd 1,100 96
Makita Corp 1,800 58
Schindler Holding AG - PC 166 52
Schindler Holding AG - REG 88 27
$ 233
Healthcare - Products - 3 .46%
Alcon AG 2,649 182
Elekta AB 1,439,198 7,322
FUJIFILM Holdings Corp 9,200 217
Getinge AB 429,767 10,712
Koninklijke Philips NV
(a)
753,080 19,842
Olympus Corp 1,207,927 13,806
QIAGEN NV 896 37
Siemens Healthineers AG
(f)
2,759 117
Smith & Nephew PLC 848,325 13,270
Sonova Holding AG 141 38
$ 65,543
Healthcare - Services - 0 .15%
BioMerieux 145 12
Eurofins Scientific SE 347 27
Fresenius Medical Care AG 1,559 80
Fresenius SE & Co KGaA 52,333 2,690
Sonic Healthcare Ltd 3,787 58
$ 2,867
Holding Companies - Diversified - 0 .01%
Jardine Matheson Holdings Ltd 1,318 88
Swire Pacific Ltd 3,000 38
$ 126
Home Builders - 0 .33%
Berkeley Group Holdings PLC
(e)
128,669 6,078
Daiwa House Industry Co Ltd 4,600 135
$ 6,213
Home Furnishings - 0 .03%
Panasonic Holdings Corp 19,100 505
Insurance - 5 .21%
Admiral Group PLC 2,125 108
Aegon Ltd 9,930 94
Ageas SA/NV 1,220 101
AIA Group Ltd 1,342,200 13,531
Allianz SE 3,111 1,550
ASR Nederland NV 1,281 105
Aviva PLC 24,678 231
AXA SA 12,824 665
Daiichi Life Group Inc 28,200 340
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Generali 6,630 $ 336
Hannover Rueck SE 496 143
Harel Insurance Investments & Financial Services
Ltd
965 55
Helvetia Baloise Holding AG 631 169
Insurance Australia Group Ltd 6,773 40
Japan Post Holdings Co Ltd 13,700 203
Japan Post Insurance Co Ltd 4,300 47
Legal & General Group PLC 4,257,362 17,286
M&G PLC 3,099,373 14,973
Mapfre SA 8,007 41
MS&AD Insurance Group Holdings Inc 6,400 197
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1,067 641
NN Group NV 2,146 202
Phoenix Financial Ltd 1,856 104
Prudential PLC 848,067 12,745
QBE Insurance Group Ltd 12,231 212
Sampo Oyj 19,461 216
SCOR SE 435,907 17,245
Sompo Holdings Inc 335,500 14,895
Standard Life PLC 5,742 72
Suncorp Group Ltd 8,821 119
Swiss Life Holding AG 229 270
Swiss Re AG 2,436 405
T&D Holdings Inc 3,600 113
Talanx AG 487 65
Tokio Marine Holdings Inc 5,100 260
Tryg A/S 2,497 59
Unipol Assicurazioni SpA 2,923 91
Zurich Insurance Group AG 1,222 931
$ 98,860
Internet - 2 .01%
LY Corp 21,700 60
Sea Ltd ADR
(e)
123,755 13,210
Tencent Holdings Ltd 407,118 24,876
$ 38,146
Investment Companies - 0 .02%
Groupe Bruxelles Lambert NV 601 54
Industrivarden AB - A Shares 433 25
Industrivarden AB - C Shares 1,310 75
L E Lundbergforetagen AB 591 36
Sofina SA 128 36
Washington H Soul Pattinson & Co Ltd 2,788 90
$ 316
Iron & Steel - 0 .03%
ArcelorMittal SA 3,476 246
Fortescue Ltd 13,167 171
JFE Holdings Inc
(a)
4,800 54
Nippon Steel Corp 39,600 161
$ 632
Leisure Products & Services - 1 .06%
Carnival Corp Ltd 717,064 19,941
Shimano Inc 600 76
Yamaha Motor Co Ltd 7,300 61
$ 20,078
Machinery - Construction & Mining - 0 .63%
Komatsu Ltd 273,147 11,852
Machinery - Diversified - 4 .87%
CNH Industrial NV 1,106,151 11,338
FANUC Corp 2,700 109
Hexagon AB 1,615,692 15,948
KION Group AG 221,449 10,021
Kone Oyj 1,342 77
Kubota Corp 7,900 134
Nabtesco Corp 506,358 14,554
Omron Corp 492,479 16,468
SMC Corp 54,900 23,721

Schedule of Investments
Overseas Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Spirax Group PLC 238 $ 22
$ 92,392
Metal Fabrication & Hardware - 1 .18%
MISUMI Group Inc 940,869 22,384
SKF AB 2,780 75
$ 22,459
Mining - 1 .90%
Barrick Mining Corp 220,698 8,100
BHP Group Ltd 26,985 1,137
Boliden AB 277,039 13,940
Northern Star Resources Ltd 818,238 11,340
Rio Tinto Ltd 3,032 361
Rio Tinto PLC 8,724 848
South32 Ltd 36,502 116
Sumitomo Metal Mining Co Ltd 2,000 101
$ 35,943
Miscellaneous Manufacturers - 3 .92%
Alstom SA
(e)
1,485,088 27,512
Chemring Group PLC 1,091,225 8,698
Siemens AG 90,861 29,771
Smiths Group PLC 231,402 8,263
$ 74,244
Office & Business Equipment - 0 .01%
Canon Inc 6,600 184
Oil & Gas - 2 .79%
Aker BP ASA 438,050 15,619
Bollore SE 5,151 23
BP PLC 128,407 965
ENEOS Holdings Inc 21,010 173
Eni SpA 7,401 206
Equinor ASA 412,124 16,918
Galp Energia SGPS SA 1,236 28
Idemitsu Kosan Co Ltd 4,100 34
Inpex Corp 7,300 168
OMV AG 1,205 88
Repsol SA 9,004 275
Santos Ltd 26,446 147
Shell PLC 45,929 2,102
Suncor Energy Inc 214,532 14,407
TotalEnergies SE 16,108 1,420
Var Energi ASA 4,340 22
Woodside Energy Group Ltd 15,485 362
$ 52,957
Oil & Gas Services - 0 .75%
Saipem SpA 2,941,410 14,270
Packaging & Containers - 2 .08%
Amcor PLC 356,073 15,981
Smurfit Westrock PLC 253,698 11,663
Stora Enso Oyj 1,028,886 11,831
$ 39,475
Pharmaceuticals - 4 .46%
Astellas Pharma Inc 9,000 124
AstraZeneca PLC 170,345 28,977
Bayer AG 8,005 444
Eisai Co Ltd 2,100 63
Ipsen SA 276 53
Kyowa Kirin Co Ltd 1,900 31
Merck KGaA 1,056 175
Novartis AG 9,738 1,523
Novo Nordisk A/S 352,309 16,665
Roche Holding AG 59,946 26,202
Roche Holding AG 125 55
Sanofi SA 116,050 9,993
Shionogi & Co Ltd 6,200 112
Takeda Pharmaceutical Co Ltd 6,500 223
$ 84,640
Pipelines - 0 .00%
APA Group 10,779 77
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 0 .02%
3i Group PLC 7,931 $ 305
CapitaLand Investment Ltd/Singapore 20,200 42
$ 347
Real Estate - 0 .07%
Azrieli Group Ltd 247 33
CK Asset Holdings Ltd 14,000 85
Daito Trust Construction Co Ltd 2,300 48
Fastighets AB Balder
(e)
5,983 33
Henderson Land Development Co Ltd 10,438 38
Hongkong Land Holdings Ltd 7,901 64
Hulic Co Ltd 3,800 42
Mitsubishi Estate Co Ltd 4,300 104
Mitsui Fudosan Co Ltd 20,200 197
Sagax AB 1,077 19
Sekisui House Ltd
(a)
4,900 107
Sino Land Co Ltd 32,000 43
Sumitomo Realty & Development Co Ltd 4,800 108
Sun Hung Kai Properties Ltd 10,883 171
Swiss Prime Site AG 655 107
Vonovia SE 5,863 142
Wharf Real Estate Investment Co Ltd 13,000 44
$ 1,385
REITs - 0 .76%
CapitaLand Ascendas REIT 32,800 66
CapitaLand Integrated Commercial Trust 48,800 95
Covivio SA/France 429 26
Gecina SA 383 33
Klepierre SA 1,755 80
Land Securities Group PLC 6,056 58
Link REIT 21,280 106
LondonMetric Property PLC 4,141,091 10,947
Nippon Building Fund Inc 63 53
Scentre Group 42,493 117
Segro PLC 193,861 2,532
Stockland 20,143 60
Unibail-Rodamco-Westfield
(e)
884 108
Vicinity Ltd 32,058 60
$ 14,341
Retail - 0 .75%
Associated British Foods PLC 2,302 65
CK Hutchison Holdings Ltd 1,472,000 13,791
H & M Hennes & Mauritz AB 1,834 34
Kingfisher PLC 13,951 58
Nitori Holdings Co Ltd 3,100 50
Pandora A/S 613 77
Swatch Group AG/The - BR 233 52
$ 14,127
Semiconductors - 3 .19%
Infineon Technologies AG 297,881 21,377
Renesas Electronics Corp 1,136,500 22,780
Samsung Electronics Co Ltd 49,406 8,599
SK hynix Inc 6,826 7,752
$ 60,508
Shipbuilding - 0 .00%
Yangzijiang Shipbuilding Holdings Ltd 7,900 24
Software - 1 .64%
Dassault Systemes SE 2,734 64
Nebius Group NV
(e)
1,072 204
Octave Intelligence PLC
(e)
89,408 1,602
SAP SE 159,719 29,276
$ 31,146
Telecommunications - 2 .67%
BT Group PLC 46,630 126
Deutsche Telekom AG 737,830 22,770
Elisa Oyj 1,233 50
HKT Trust & HKT Ltd 29,000 49
KDDI Corp 889,200 16,382
Koninklijke KPN NV 20,252 96

Schedule of Investments
Overseas Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Millicom International Cellular SA 283 $ 27
Nokia OYJ 944,568 8,731
NTT Inc 246,600 236
Orange SA 15,169 290
Singapore Telecommunications Ltd 21,200 73
SoftBank Corp 234,300 329
SoftBank Group Corp 19,800 617
Swisscom AG
(e)
212 163
Tele2 AB 2,376 41
Telecom Italia SpA/Milano
(e)
6,958 59
Telefonaktiebolaget LM Ericsson 21,528 212
Telefonica SA 30,000 124
Telenor ASA 5,016 71
Vodafone Group PLC 150,207 238
$ 50,684
Toys, Games & Hobbies - 0 .00%
Bandai Namco Holdings Inc 2,100 61
Transportation - 0 .57%
AP Moller - Maersk A/S - A 21 55
AP Moller - Maersk A/S - B 28 75
Canadian Pacific Kansas City Ltd 104,889 9,317
Central Japan Railway Co 3,100 77
Deutsche Post AG 7,497 501
East Japan Railway Co 2,800 64
Hankyu Hanshin Holdings Inc 1,200 36
Kawasaki Kisen Kaisha Ltd 2,900 52
Kuehne + Nagel International AG 398 101
Mitsui OSK Lines Ltd 2,800 103
MTR Corp Ltd
(a)
13,000 55
Nippon Yusen KK 3,200 123
Poste Italiane SpA 3,725 113
SITC International Holdings Co Ltd 11,000 55
West Japan Railway Co 3,400 64
$ 10,791
Water - 0 .00%
United Utilities Group PLC 2,254 42
TOTAL COMMON STOCKS $ 1,845,562
PREFERRED STOCKS - 0 .64 % Shares Held Value (000's)
Automobile Manufacturers - 0 .63%
Dr Ing hc F Porsche AG 1.01%
(a)
241,372 $ 11,817
Porsche Automobil Holding SE 1.51% 1,304 43
Volkswagen AG 5.26% 1,683 146
$ 12,006
Consumer Products - 0 .01%
Henkel AG & Co KGaA 2.07% 1,228 107
TOTAL PREFERRED STOCKS $ 12,113
Total Investments $ 1,905,955
Other Assets and Liabilities -  (0.51)% (9,665)
TOTAL NET ASSETS - 100.00% $ 1,896,290
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,622 or 0.61% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,544 or
0.66% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,713 or 0.51% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 177,143 $ 899,540 $ 1,031,238 $ 45,445
$ 177,143 $ 899,540 $ 1,031,238 $ 45,445
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 752 $ — $ — $ —
$ 752 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2026 Long 28 $ 4,455 $ (6)
Total $ (6)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .13 % Shares Held Value (000's)
Money Market Funds - 2 .13%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
566,840 $ 567
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
82,950,493 82,950
$ 83,517
TOTAL INVESTMENT COMPANIES $ 83,517
COMMON STOCKS - 98 .20 % Shares Held Value (000's)
Aerospace & Defense - 1 .24%
Boeing Co/The
(d)
141,342 $ 30,549
RTX Corp 83,332 17,935
$ 48,484
Apparel - 0 .32%
Birkenstock Holding Plc
(d),(e)
319,203 12,360
Automobile Manufacturers - 2 .89%
Cummins Inc 48,099 30,504
PACCAR Inc 300,315 39,846
Tesla Inc
(d)
137,749 42,869
$ 113,219
Banks - 6 .06%
Bank of America Corp 533,568 33,054
Citigroup Inc 250,161 33,134
East West Bancorp Inc 150,681 19,739
JPMorgan Chase & Co 281,588 99,060
Morgan Stanley 159,749 33,614
Wintrust Financial Corp 121,027 19,309
$ 237,910
Beverages - 1 .54%
Celsius Holdings Inc
(d)
455,314 13,300
Coca-Cola Co/The 540,285 47,323
$ 60,623
Biotechnology - 1 .82%
Gilead Sciences Inc 185,760 24,188
Insmed Inc
(d)
93,708 9,240
Structure Therapeutics Inc ADR
(d)
211,327 10,152
Vertex Pharmaceuticals Inc
(d)
58,738 28,024
$ 71,604
Building Materials - 0 .28%
Trane Technologies PLC 24,052 10,942
Chemicals - 1 .06%
Albemarle Corp 88,865 10,454
Linde PLC 64,692 30,947
$ 41,401
Computers - 8 .15%
Apple Inc 830,250 256,473
Hewlett Packard Enterprise Co 416,063 19,929
Lumentum Holdings Inc
(d)
20,931 14,944
Sandisk Corp
(d)
5,308 6,448
Western Digital Corp 40,619 22,131
$ 319,925
Cosmetics & Personal Care - 0 .50%
Haleon PLC ADR
(e)
2,006,072 19,800
Diversified Financial Services - 5 .19%
American Express Co 124,414 41,834
Ameriprise Financial Inc 73,876 40,325
Nasdaq Inc 213,276 20,088
Visa Inc 277,103 101,456
$ 203,703
Electric - 0 .88%
NRG Energy Inc 258,294 34,686
Electronics - 0 .42%
Amphenol Corp 102,104 16,408
Environmental Control - 1 .01%
Republic Services Inc 187,953 39,574
Food - 0 .67%
Sprouts Farmers Market Inc
(d)
303,570 26,459
Gas - 0 .59%
Atmos Energy Corp 134,714 23,276
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 1 .54%
Medtronic PLC 83,486 $ 7,129
Stryker Corp 71,244 23,204
Thermo Fisher Scientific Inc 52,430 30,111
$ 60,444
Healthcare - Services - 1 .27%
HCA Healthcare Inc 51,563 20,759
UnitedHealth Group Inc 70,280 29,124
$ 49,883
Home Builders - 0 .47%
DR Horton Inc 127,751 18,276
Insurance - 1 .99%
Berkshire Hathaway Inc - Class B
(d)
67,956 34,762
Chubb Ltd 124,008 43,487
$ 78,249
Internet - 14 .42%
Alphabet Inc - A Shares 602,042 214,405
Amazon.com Inc
(d)
583,080 158,353
AppLovin Corp
(d)
23,170 9,173
Meta Platforms Inc 133,056 74,074
Netflix Inc
(d)
162,042 11,620
Palo Alto Networks Inc
(d)
114,393 37,959
Reddit Inc
(d)
107,184 15,077
Spotify Technology SA
(d)
51,764 25,879
Uber Technologies Inc
(d)
273,391 19,236
$ 565,776
Investment Companies - 0 .14%
Riot Platforms Inc
(d)
274,714 5,541
Lodging - 0 .50%
Hilton Worldwide Holdings Inc 61,216 19,619
Machinery - Construction & Mining - 1 .14%
Bloom Energy Corp
(d)
37,734 7,766
GE Vernova Inc 37,343 36,980
$ 44,746
Machinery - Diversified - 0 .46%
Deere & Co 30,746 18,222
Media - 0 .78%
Nexstar Media Group Inc 159,886 30,463
Mining - 0 .40%
Freeport-McMoRan Inc 191,857 12,016
MP Materials Corp
(d),(e)
88,234 3,650
$ 15,666
Miscellaneous Manufacturers - 1 .02%
Parker-Hannifin Corp 40,816 39,858
Oil & Gas - 3 .37%
ExxonMobil Holdings Corp 419,746 65,245
Marathon Petroleum Corp 212,233 67,166
$ 132,411
Pharmaceuticals - 5 .09%
AbbVie Inc 117,967 29,603
Eli Lilly & Co 65,132 74,826
McKesson Corp 64,921 55,585
Novartis AG ADR 253,321 39,556
$ 199,570
Pipelines - 0 .30%
Williams Cos Inc/The 165,863 11,866
REITs - 2 .27%
Regency Centers Corp 420,022 33,724
Terreno Realty Corp 391,839 28,075
Ventas Inc 290,879 27,200
$ 88,999
Retail - 4 .57%
Casey's General Stores Inc 34,724 30,245
Costco Wholesale Corp 57,644 54,871
Dick's Sporting Goods Inc 96,016 18,810
O'Reilly Automotive Inc
(d)
136,177 12,167
TJX Cos Inc/The 402,902 63,393
$ 179,486

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 14 .94%
Advanced Micro Devices Inc
(d)
73,131 $ 34,821
Amkor Technology Inc 274,934 13,711
Broadcom Inc 280,731 109,283
KLA Corp 167,596 30,640
Lam Research Corp 123,959 36,323
Marvell Technology Inc 37,946 7,117
Micron Technology Inc 38,396 31,601
NVIDIA Corp 1,364,256 273,874
Taiwan Semiconductor Manufacturing Co Ltd ADR 121,644 49,175
$ 586,545
Software - 8 .13%
Cloudflare Inc
(d)
71,061 19,825
Datadog Inc
(d)
60,745 16,278
Microsoft Corp 416,527 193,568
Oracle Corp 83,529 10,848
Palantir Technologies Inc
(d)
134,800 16,589
ServiceNow Inc
(d)
255,814 28,454
Twilio Inc
(d)
170,560 33,660
$ 319,222
Telecommunications - 1 .79%
Arista Networks Inc
(d)
69,988 12,622
Motorola Solutions Inc 68,446 29,826
T-Mobile US Inc 160,136 27,657
$ 70,105
Transportation - 0 .99%
CH Robinson Worldwide Inc 101,341 14,971
Union Pacific Corp 81,625 23,845
$ 38,816
TOTAL COMMON STOCKS $ 3,854,137
Total Investments $ 3,937,654
Other Assets and Liabilities -  (0.33)% (12,833)
TOTAL NET ASSETS - 100.00% $ 3,924,821
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,627 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,660 or 0.17% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 93,888 $ 1,849,347 $ 1,860,285 $ 82,950
$ 93,888 $ 1,849,347 $ 1,860,285 $ 82,950
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 1,849 $ — $ — $ —
$ 1,849 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .79 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .25%
Principal U.S. Mega-Cap ETF
(a)
43,256 $ 3,206
Principal U.S. Small-Cap ETF
(a)
15,819 1,077
$ 4,283
Principal Funds, Inc. Class R-6 - 63 .08%
Blue Chip Fund
(a),(b)
918,048 38,631
Core Fixed Income Fund
(a)
64,154,131 543,386
Diversified Real Asset Fund
(a)
861,671 11,796
Global Emerging Markets Fund
(a)
1,194,726 47,777
High Yield Fund
(a)
15,409,309 100,777
International Equity Fund
(a)
9,645,251 172,843
International Small Company Fund
(a)
461,343 5,956
LargeCap Growth Fund I
(a)
2,650,797 42,492
MidCap Fund
(a),(b)
317,722 13,033
Real Estate Securities Fund
(a)
997,524 31,851
SmallCap Fund
(a)
854,794 30,354
SmallCap S&P 600 Index Fund
(a)
90,120 2,689
Small-MidCap Dividend Income Fund
(a)
806,864 18,437
Spectrum Preferred and Capital Securities Income
Fund
(a)
365,205 3,349
$ 1,063,371
Principal Funds, Inc. Institutional Class - 36 .46%
Equity Income Fund
(a)
1,109,683 50,757
Inflation Protection Fund
(a)
11,423,390 88,074
LargeCap S&P 500 Index Fund
(a)
5,022,704 178,959
LargeCap Value Fund III
(a)
2,493,717 49,849
Principal Capital Appreciation Fund
(a)
74,272 6,948
Short-Term Income Fund
(a)
19,944,571 239,933
$ 614,520
TOTAL INVESTMENT COMPANIES $ 1,682,174
Total Investments $ 1,682,174
Other Assets and Liabilities -  0.21% 3,468
TOTAL NET ASSETS - 100.00% $ 1,685,642
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 81,802 $ 9,875 $ 41,149 $ 38,631
Core Fixed Income Fund 664,038 36,514 139,203 543,386
Diversified Real Asset Fund 7,379 5,708 2,363 11,796
Equity Income Fund 85,263 6,741 45,160 50,757
Global Emerging Markets Fund 44,139 12,035 14,882 47,777
High Yield Fund 118,579 10,235 25,128 100,777
Inflation Protection Fund 105,451 9,299 22,273 88,074
International Equity Fund 209,395 12,828 67,655 172,843
International Small Company Fund 10,504 832 5,760 5,956
LargeCap Growth Fund I 87,682 8,240 42,676 42,492
LargeCap S&P 500 Index Fund 138,106 107,359 81,061 178,959
LargeCap Value Fund III 76,127 11,330 36,005 49,849
MidCap Fund 18,250 1,745 5,158 13,033
Principal Capital Appreciation Fund — 7,019 — 6,948
Principal U.S. Mega-Cap ETF — 3,200 — 3,206
Principal U.S. Small-Cap ETF — 1,107 — 1,077
Real Estate Securities Fund 31,851 3,274 7,413 31,851
Short-Term Income Fund 279,084 22,610 59,313 239,933
SmallCap Fund 35,332 2,651 11,081 30,354
SmallCap S&P 600 Index Fund 3,873 491 2,152 2,689
Small-MidCap Dividend Income Fund 20,343 1,525 6,581 18,437
Spectrum Preferred and Capital Securities Income Fund — 3,380 — 3,349
$ 2,017,198 $ 277,998 $ 615,013 $ 1,682,174
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 20,889 $ 8,898 $ (32,786)
Core Fixed Income Fund 17,215 (13,334) — (4,629)
Diversified Real Asset Fund 205 (43) — 1,115
Equity Income Fund 816 21,838 4,550 (17,925)
Global Emerging Markets Fund 754 450 367 6,035
High Yield Fund 5,711 (667) — (2,242)
Inflation Protection Fund 4,584 (1,999) — (2,404)
International Equity Fund 8,009 10,978 — 7,297
International Small Company Fund 300 983 — (603)
LargeCap Growth Fund I 1,037 21,157 6,148 (31,911)
LargeCap S&P 500 Index Fund 2,245 1,861 4,452 12,694
LargeCap Value Fund III 1,571 8,944 8,403 (10,547)
MidCap Fund — 1,815 977 (3,619)
Principal Capital Appreciation Fund — — — (71)
Principal U.S. Mega-Cap ETF 6 — — 6
Principal U.S. Small-Cap ETF 1 — — (30)
Real Estate Securities Fund 520 (112) — 4,251
Short-Term Income Fund 7,683 (387) — (2,061)
SmallCap Fund 106 801 1,653 2,651
SmallCap S&P 600 Index Fund 125 (26) 268 503
Small-MidCap Dividend Income Fund 265 564 290 2,586
Spectrum Preferred and Capital Securities Income Fund 15 — — (31)
$ 51,168 $ 73,712 $ 36,006 $ (71,721)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .81 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .31%
Principal U.S. Mega-Cap ETF
(a)
32,228 $ 2,388
Principal U.S. Small-Cap ETF
(a)
11,788 803
$ 3,191
Principal Funds, Inc. Class R-6 - 64 .77%
Blue Chip Fund
(a),(b)
657,871 27,683
Core Fixed Income Fund
(a)
37,827,361 320,398
Diversified Real Asset Fund
(a)
527,577 7,222
Global Emerging Markets Fund
(a)
862,432 34,489
High Yield Fund
(a)
8,363,603 54,698
International Equity Fund
(a)
6,973,050 124,957
International Small Company Fund
(a)
337,621 4,359
LargeCap Growth Fund I
(a)
1,892,615 30,339
MidCap Fund
(a),(b)
229,963 9,433
Real Estate Securities Fund
(a)
611,447 19,523
SmallCap Fund
(a)
626,159 22,235
SmallCap S&P 600 Index Fund
(a)
63,632 1,899
Small-MidCap Dividend Income Fund
(a)
582,271 13,305
Spectrum Preferred and Capital Securities Income
Fund
(a)
249,932 2,292
$ 672,832
Principal Funds, Inc. Institutional Class - 34 .73%
Equity Income Fund
(a)
796,222 36,419
Inflation Protection Fund
(a)
6,202,449 47,821
LargeCap S&P 500 Index Fund
(a)
3,662,549 130,496
LargeCap Value Fund III
(a)
1,780,694 35,596
Principal Capital Appreciation Fund
(a)
55,332 5,176
Short-Term Income Fund
(a)
8,752,784 105,296
$ 360,804
TOTAL INVESTMENT COMPANIES $ 1,036,827
Total Investments $ 1,036,827
Other Assets and Liabilities -  0.19% 1,964
TOTAL NET ASSETS - 100.00% $ 1,038,791
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 65,444 $ 8,323 $ 36,188 $ 27,683
Core Fixed Income Fund 437,141 27,034 132,676 320,398
Diversified Real Asset Fund 5,248 3,749 2,523 7,222
Equity Income Fund 68,178 5,704 40,305 36,419
Global Emerging Markets Fund 35,266 10,117 15,883 34,489
High Yield Fund 71,439 6,920 21,962 54,698
Inflation Protection Fund 63,521 6,371 19,409 47,821
International Equity Fund 167,417 11,946 68,240 124,957
International Small Company Fund 8,435 696 5,067 4,359
LargeCap Growth Fund I 70,131 6,995 37,928 30,339
LargeCap S&P 500 Index Fund 110,357 86,978 77,311 130,496
LargeCap Value Fund III 60,921 9,384 32,962 35,596
MidCap Fund 14,620 1,480 5,166 9,433
Principal Capital Appreciation Fund — 5,229 — 5,176
Principal U.S. Mega-Cap ETF — 2,384 — 2,388
Principal U.S. Small-Cap ETF — 825 — 803
Real Estate Securities Fund 21,455 2,763 7,375 19,523
Short-Term Income Fund 133,970 14,009 41,557 105,296
SmallCap Fund 28,296 2,319 10,983 22,235
SmallCap S&P 600 Index Fund 3,089 403 1,941 1,899
Small-MidCap Dividend Income Fund 16,292 1,307 6,732 13,305
Spectrum Preferred and Capital Securities Income Fund — 2,313 — 2,292
$ 1,381,220 $ 217,249 $ 564,208 $ 1,036,827
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 18,292 $ 7,206 $ (28,188)
Core Fixed Income Fund 10,981 (13,777) — 2,676
Diversified Real Asset Fund 141 (34) — 782
Equity Income Fund 641 13,479 3,681 (10,637)
Global Emerging Markets Fund 607 703 295 4,286
High Yield Fund 3,339 (638) — (1,061)
Inflation Protection Fund 2,787 (1,855) — (807)
International Equity Fund 6,448 11,093 — 2,741
International Small Company Fund 244 766 — (471)
LargeCap Growth Fund I 837 17,998 4,961 (26,857)
LargeCap S&P 500 Index Fund 1,803 1,539 3,573 8,933
LargeCap Value Fund III 1,268 7,902 6,782 (9,649)
MidCap Fund — 2,296 791 (3,797)
Principal Capital Appreciation Fund — — — (53)
Principal U.S. Mega-Cap ETF 5 — — 4
Principal U.S. Small-Cap ETF 1 — — (22)
Real Estate Securities Fund 345 (49) — 2,729
Short-Term Income Fund 3,596 (219) — (907)
SmallCap Fund 85 904 1,334 1,699
SmallCap S&P 600 Index Fund 99 (42) 214 390
Small-MidCap Dividend Income Fund 209 581 235 1,857
Spectrum Preferred and Capital Securities Income Fund 10 — — (21)
$ 33,446 $ 58,939 $ 29,072 $ (56,373)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .84 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .35%
Principal U.S. Mega-Cap ETF
(a)
159,054 $ 11,787
Principal U.S. Small-Cap ETF
(a)
58,142 3,959
$ 15,746
Principal Funds, Inc. Class R-6 - 66 .12%
Blue Chip Fund
(a),(b)
3,378,150 142,153
Core Fixed Income Fund
(a)
148,365,948 1,256,660
Diversified Real Asset Fund
(a)
2,252,665 30,839
Global Emerging Markets Fund
(a)
4,416,012 176,596
High Yield Fund
(a)
31,920,148 208,758
International Equity Fund
(a)
35,773,291 641,057
International Small Company Fund
(a)
1,758,221 22,699
LargeCap Growth Fund I
(a)
9,673,142 155,060
MidCap Fund
(a),(b)
1,187,810 48,724
Real Estate Securities Fund
(a)
2,618,052 83,594
SmallCap Fund
(a)
3,194,689 113,443
SmallCap S&P 600 Index Fund
(a)
326,727 9,750
Small-MidCap Dividend Income Fund
(a)
2,952,428 67,463
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,151,776 10,562
$ 2,967,358
Principal Funds, Inc. Institutional Class - 33 .37%
Equity Income Fund
(a)
4,090,365 187,093
Inflation Protection Fund
(a)
22,557,004 173,915
LargeCap S&P 500 Index Fund
(a)
18,860,991 672,017
LargeCap Value Fund III
(a)
9,101,269 181,934
Principal Capital Appreciation Fund
(a)
273,160 25,552
Short-Term Income Fund
(a)
21,361,998 256,985
$ 1,497,496
TOTAL INVESTMENT COMPANIES $ 4,480,600
Total Investments $ 4,480,600
Other Assets and Liabilities -  0.16% 6,998
TOTAL NET ASSETS - 100.00% $ 4,487,598
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 293,049 $ 36,242 $ 144,178 $ 142,153
Core Fixed Income Fund 1,490,600 106,371 298,845 1,256,660
Diversified Real Asset Fund 24,346 9,650 6,516 30,839
Equity Income Fund 305,335 24,895 157,329 187,093
Global Emerging Markets Fund 157,660 44,725 49,247 176,596
High Yield Fund 239,435 23,810 48,469 208,758
Inflation Protection Fund 200,090 22,783 40,487 173,915
International Equity Fund 748,866 49,243 223,597 641,057
International Small Company Fund 37,949 2,571 19,209 22,699
LargeCap Growth Fund I 313,946 30,332 150,439 155,060
LargeCap S&P 500 Index Fund 492,991 389,404 264,104 672,017
LargeCap Value Fund III 272,874 41,378 126,717 181,934
MidCap Fund 65,566 6,209 16,491 48,724
Principal Capital Appreciation Fund — 25,811 — 25,552
Principal U.S. Mega-Cap ETF — 11,765 — 11,787
Principal U.S. Small-Cap ETF — 4,069 — 3,959
Real Estate Securities Fund 83,197 7,990 18,450 83,594
Short-Term Income Fund 273,573 42,912 56,918 256,985
SmallCap Fund 126,717 9,831 35,759 113,443
SmallCap S&P 600 Index Fund 13,782 1,743 7,503 9,750
Small-MidCap Dividend Income Fund 73,001 5,374 22,313 67,463
Spectrum Preferred and Capital Securities Income Fund — 10,659 — 10,562
$ 5,212,977 $ 907,767 $ 1,686,571 $ 4,480,600
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 71,201 $ 32,177 $ (114,161)
Core Fixed Income Fund 39,352 (24,309) — (17,157)
Diversified Real Asset Fund 629 185 — 3,174
Equity Income Fund 2,973 27,776 16,447 (13,584)
Global Emerging Markets Fund 2,714 1,185 1,319 22,273
High Yield Fund 11,717 (1,493) — (4,525)
Inflation Protection Fund 8,781 (229) — (8,242)
International Equity Fund 28,866 35,091 — 31,454
International Small Company Fund 1,098 3,251 — (1,863)
LargeCap Growth Fund I 3,745 68,714 22,195 (107,493)
LargeCap S&P 500 Index Fund 8,096 5,983 16,045 47,743
LargeCap Value Fund III 5,672 30,076 30,338 (35,677)
MidCap Fund — 2,137 3,550 (8,697)
Principal Capital Appreciation Fund — — — (259)
Principal U.S. Mega-Cap ETF 22 — — 22
Principal U.S. Small-Cap ETF 5 — — (110)
Real Estate Securities Fund 1,378 (1,317) — 12,174
Short-Term Income Fund 7,842 (64) — (2,518)
SmallCap Fund 383 2,478 5,982 10,176
SmallCap S&P 600 Index Fund 444 6 956 1,722
Small-MidCap Dividend Income Fund 965 1,811 1,053 9,590
Spectrum Preferred and Capital Securities Income Fund 48 — — (97)
$ 124,730 $ 222,482 $ 130,062 $ (176,055)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .86 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .40%
Principal U.S. Mega-Cap ETF
(a)
72,058 $ 5,340
Principal U.S. Small-Cap ETF
(a)
26,347 1,794
$ 7,134
Principal Funds, Inc. Class R-6 - 72 .02%
Blue Chip Fund
(a),(b)
1,562,088 65,733
Core Fixed Income Fund
(a)
61,339,303 519,544
Global Emerging Markets Fund
(a)
2,022,697 80,888
High Yield Fund
(a)
11,731,875 76,726
International Equity Fund
(a)
16,414,958 294,156
International Small Company Fund
(a)
818,174 10,563
LargeCap Growth Fund I
(a)
4,449,753 71,330
MidCap Fund
(a),(b)
545,159 22,362
Real Estate Securities Fund
(a)
1,435,661 45,841
SmallCap Fund
(a)
1,478,204 52,491
SmallCap S&P 600 Index Fund
(a)
146,298 4,365
Small-MidCap Dividend Income Fund
(a)
1,372,448 31,360
Spectrum Preferred and Capital Securities Income
Fund
(a)
555,373 5,093
$ 1,280,452
Principal Funds, Inc. Institutional Class - 27 .44%
Equity Income Fund
(a)
1,886,635 86,295
LargeCap S&P 500 Index Fund
(a)
8,599,562 306,402
LargeCap Value Fund III
(a)
4,182,659 83,611
Principal Capital Appreciation Fund
(a)
123,742 11,575
$ 487,883
TOTAL INVESTMENT COMPANIES $ 1,775,469
Total Investments $ 1,775,469
Other Assets and Liabilities -  0.14% 2,506
TOTAL NET ASSETS - 100.00% $ 1,777,975
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 132,083 $ 18,224 $ 65,009 $ 65,733
Core Fixed Income Fund 596,983 67,509 127,989 519,544
Equity Income Fund 136,792 13,249 70,144 86,295
Global Emerging Markets Fund 70,964 22,080 22,686 80,888
High Yield Fund 87,088 10,529 18,684 76,726
International Equity Fund 337,257 29,424 102,551 294,156
International Small Company Fund 17,159 1,431 8,653 10,563
LargeCap Growth Fund I 141,453 15,637 68,078 71,330
LargeCap S&P 500 Index Fund 222,626 181,657 121,768 306,402
LargeCap Value Fund III 123,011 20,606 57,451 83,611
MidCap Fund 29,618 3,307 7,564 22,362
Principal Capital Appreciation Fund — 11,693 — 11,575
Principal U.S. Mega-Cap ETF — 5,330 — 5,340
Principal U.S. Small-Cap ETF — 1,844 — 1,794
Real Estate Securities Fund 40,859 9,464 10,273 45,841
SmallCap Fund 57,136 5,569 15,943 52,491
SmallCap S&P 600 Index Fund 6,188 872 3,466 4,365
Small-MidCap Dividend Income Fund 32,894 3,030 9,752 31,360
Spectrum Preferred and Capital Securities Income Fund — 5,140 — 5,093
$ 2,032,111 $ 426,595 $ 710,011 $ 1,775,469
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 13,776 $ 14,615 $ (33,341)
Core Fixed Income Fund 15,980 (1,258) — (15,701)
Equity Income Fund 1,357 8,881 7,467 (2,483)
Global Emerging Markets Fund 1,231 488 597 10,042
High Yield Fund 4,285 (502) — (1,705)
International Equity Fund 13,111 14,570 — 15,456
International Small Company Fund 505 333 — 293
LargeCap Growth Fund I 1,702 12,412 10,087 (30,094)
LargeCap S&P 500 Index Fund 3,670 2,247 7,271 21,640
LargeCap Value Fund III 2,579 9,136 13,789 (11,691)
MidCap Fund — 1,027 1,619 (4,026)
Principal Capital Appreciation Fund — — — (118)
Principal U.S. Mega-Cap ETF 10 — — 10
Principal U.S. Small-Cap ETF 2 — — (50)
Real Estate Securities Fund 712 (26) — 5,817
SmallCap Fund 175 856 2,721 4,873
SmallCap S&P 600 Index Fund 200 — 429 771
Small-MidCap Dividend Income Fund 441 646 479 4,542
Spectrum Preferred and Capital Securities Income Fund 23 — — (47)
$ 45,983 $ 62,586 $ 59,074 $ (35,812)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .90 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .46%
Principal U.S. Mega-Cap ETF
(a)
203,438 $ 15,077
Principal U.S. Small-Cap ETF
(a)
74,364 5,063
$ 20,140
Principal Funds, Inc. Class R-6 - 67 .25%
Blue Chip Fund
(a),(b)
4,441,234 186,887
Core Fixed Income Fund
(a)
99,655,579 844,083
Global Emerging Markets Fund
(a)
5,752,540 230,044
High Yield Fund
(a)
22,283,751 145,736
International Equity Fund
(a)
46,776,106 838,228
International Small Company Fund
(a)
2,369,541 30,591
LargeCap Growth Fund I
(a)
12,581,615 201,683
MidCap Fund
(a),(b)
1,537,698 63,076
Real Estate Securities Fund
(a)
3,462,906 110,571
SmallCap Fund
(a)
4,207,612 149,412
SmallCap S&P 600 Index Fund
(a)
420,569 12,550
Small-MidCap Dividend Income Fund
(a)
3,894,930 88,999
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,051,395 9,641
$ 2,911,501
Principal Funds, Inc. Institutional Class - 32 .19%
Equity Income Fund
(a)
5,375,107 245,857
LargeCap S&P 500 Index Fund
(a)
24,652,978 878,386
LargeCap Value Fund III
(a)
11,834,943 236,581
Principal Capital Appreciation Fund
(a)
349,391 32,682
$ 1,393,506
TOTAL INVESTMENT COMPANIES $ 4,325,147
Total Investments $ 4,325,147
Other Assets and Liabilities -  0.10% 4,346
TOTAL NET ASSETS - 100.00% $ 4,329,493
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 363,957 $ 46,593 $ 170,239 $ 186,887
Core Fixed Income Fund 908,084 122,919 159,950 844,083
Equity Income Fund 377,218 32,120 181,547 245,857
Global Emerging Markets Fund 195,662 56,748 51,806 230,044
High Yield Fund 154,516 22,506 27,254 145,736
International Equity Fund 929,677 64,868 240,851 838,228
International Small Company Fund 47,233 2,942 21,343 30,591
LargeCap Growth Fund I 389,820 39,078 179,048 201,683
LargeCap S&P 500 Index Fund 613,633 487,277 291,123 878,386
LargeCap Value Fund III 338,933 52,207 148,379 236,581
MidCap Fund 81,480 7,844 18,101 63,076
Principal Capital Appreciation Fund — 33,014 — 32,682
Principal U.S. Mega-Cap ETF — 15,048 — 15,077
Principal U.S. Small-Cap ETF — 5,205 — 5,063
Real Estate Securities Fund 92,749 23,168 19,074 110,571
SmallCap Fund 157,433 12,852 37,005 149,412
SmallCap S&P 600 Index Fund 17,076 2,221 8,931 12,550
Small-MidCap Dividend Income Fund 90,727 6,855 22,994 88,999
Spectrum Preferred and Capital Securities Income Fund — 9,730 — 9,641
$ 4,758,198 $ 1,043,195 $ 1,577,645 $ 4,325,147
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 38,256 $ 40,355 $ (91,680)
Core Fixed Income Fund 24,823 (2,829) — (24,141)
Equity Income Fund 3,751 25,288 20,613 (7,222)
Global Emerging Markets Fund 3,374 1,129 1,639 28,311
High Yield Fund 7,766 (847) — (3,185)
International Equity Fund 35,921 35,550 — 48,984
International Small Company Fund 1,382 1,484 — 275
LargeCap Growth Fund I 4,675 54,767 27,701 (102,934)
LargeCap S&P 500 Index Fund 10,054 5,942 19,923 62,657
LargeCap Value Fund III 7,082 34,215 37,876 (40,395)
MidCap Fund — 2,508 4,458 (10,655)
Principal Capital Appreciation Fund — — — (332)
Principal U.S. Mega-Cap ETF 28 — — 29
Principal U.S. Small-Cap ETF 6 — — (142)
Real Estate Securities Fund 1,642 275 — 13,453
SmallCap Fund 478 1,792 7,466 14,340
SmallCap S&P 600 Index Fund 548 23 1,179 2,161
Small-MidCap Dividend Income Fund 1,217 1,551 1,322 12,860
Spectrum Preferred and Capital Securities Income Fund 44 — — (89)
$ 102,791 $ 199,104 $ 162,532 $ (97,705)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .93 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .53%
Principal U.S. Mega-Cap ETF
(a)
84,028 $ 6,227
Principal U.S. Small-Cap ETF
(a)
30,720 2,092
$ 8,319
Principal Funds, Inc. Class R-6 - 62 .93%
Blue Chip Fund
(a),(b)
1,851,211 77,899
Core Fixed Income Fund
(a)
19,846,807 168,103
Global Emerging Markets Fund
(a)
2,377,694 95,084
High Yield Fund
(a)
5,581,481 36,503
International Equity Fund
(a)
19,363,082 346,986
International Small Company Fund
(a)
992,659 12,815
LargeCap Growth Fund I
(a)
5,219,734 83,672
MidCap Fund
(a),(b)
644,563 26,440
Real Estate Securities Fund
(a)
1,251,310 39,954
SmallCap Fund
(a)
1,732,665 61,527
SmallCap S&P 600 Index Fund
(a)
172,166 5,138
Small-MidCap Dividend Income Fund
(a)
1,621,908 37,061
Spectrum Preferred and Capital Securities Income
Fund
(a)
297,083 2,724
$ 993,906
Principal Funds, Inc. Institutional Class - 36 .47%
Equity Income Fund
(a)
2,234,036 102,185
LargeCap S&P 500 Index Fund
(a)
10,168,123 362,290
LargeCap Value Fund III
(a)
4,904,983 98,050
Principal Capital Appreciation Fund
(a)
144,299 13,498
$ 576,023
TOTAL INVESTMENT COMPANIES $ 1,578,248
Total Investments $ 1,578,248
Other Assets and Liabilities -  0.07% 1,057
TOTAL NET ASSETS - 100.00% $ 1,579,305
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 153,906 $ 21,328 $ 74,588 $ 77,899
Core Fixed Income Fund 192,444 30,395 49,242 168,103
Equity Income Fund 158,680 15,673 79,509 102,185
Global Emerging Markets Fund 82,641 25,049 24,608 95,084
High Yield Fund 41,358 6,737 10,546 36,503
International Equity Fund 392,865 32,342 113,016 346,986
International Small Company Fund 20,035 1,460 9,401 12,815
LargeCap Growth Fund I 164,797 18,271 78,873 83,672
LargeCap S&P 500 Index Fund 259,925 212,906 137,883 362,290
LargeCap Value Fund III 143,348 24,037 66,445 98,050
MidCap Fund 34,514 3,867 8,505 26,440
Principal Capital Appreciation Fund — 13,635 — 13,498
Principal U.S. Mega-Cap ETF — 6,215 — 6,227
Principal U.S. Small-Cap ETF — 2,151 — 2,092
Real Estate Securities Fund 34,786 9,277 9,097 39,954
SmallCap Fund 66,586 6,668 18,305 61,527
SmallCap S&P 600 Index Fund 7,204 1,071 4,027 5,138
Small-MidCap Dividend Income Fund 38,365 3,632 10,923 37,061
Spectrum Preferred and Capital Securities Income Fund — 2,749 — 2,724
$ 1,791,454 $ 437,463 $ 694,968 $ 1,578,248
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 14,440 $ 17,022 $ (37,187)
Core Fixed Income Fund 5,119 (373) — (5,121)
Equity Income Fund 1,572 7,048 8,697 293
Global Emerging Markets Fund 1,422 458 690 11,544
High Yield Fund 2,017 (206) — (840)
International Equity Fund 15,143 15,791 — 19,004
International Small Company Fund 584 78 — 643
LargeCap Growth Fund I 1,968 4,171 11,665 (24,694)
LargeCap S&P 500 Index Fund 4,241 1,917 8,402 25,425
LargeCap Value Fund III 2,982 4,328 15,946 (7,218)
MidCap Fund — 776 1,885 (4,212)
Principal Capital Appreciation Fund — — — (137)
Principal U.S. Mega-Cap ETF 12 — — 12
Principal U.S. Small-Cap ETF 3 — — (59)
Real Estate Securities Fund 607 (31) — 5,019
SmallCap Fund 202 846 3,147 5,732
SmallCap S&P 600 Index Fund 231 11 497 879
Small-MidCap Dividend Income Fund 511 617 558 5,370
Spectrum Preferred and Capital Securities Income Fund 12 — — (25)
$ 36,626 $ 49,871 $ 68,509 $ (5,572)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .96 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .57%
Principal U.S. Mega-Cap ETF
(a)
181,045 $ 13,417
Principal U.S. Small-Cap ETF
(a)
66,180 4,506
$ 17,923
Principal Funds, Inc. Class R-6 - 59 .74%
Blue Chip Fund
(a),(b)
4,009,938 168,738
Core Fixed Income Fund
(a)
16,834,199 142,586
Global Emerging Markets Fund
(a)
5,146,945 205,826
High Yield Fund
(a)
6,239,485 40,806
International Equity Fund
(a)
41,967,433 752,057
International Small Company Fund
(a)
2,171,833 28,038
LargeCap Growth Fund I
(a)
11,263,930 180,561
MidCap Fund
(a),(b)
1,394,535 57,204
Real Estate Securities Fund
(a)
2,479,814 79,181
SmallCap Fund
(a)
3,751,115 133,202
SmallCap S&P 600 Index Fund
(a)
371,222 11,077
Small-MidCap Dividend Income Fund
(a)
3,511,598 80,240
Spectrum Preferred and Capital Securities Income
Fund
(a)
355,610 3,261
$ 1,882,777
Principal Funds, Inc. Institutional Class - 39 .65%
Equity Income Fund
(a)
4,838,542 221,315
LargeCap S&P 500 Index Fund
(a)
22,113,259 787,895
LargeCap Value Fund III
(a)
10,583,870 211,572
Principal Capital Appreciation Fund
(a)
310,930 29,084
$ 1,249,866
TOTAL INVESTMENT COMPANIES $ 3,150,566
Total Investments $ 3,150,566
Other Assets and Liabilities -  0.04% 1,197
TOTAL NET ASSETS - 100.00% $ 3,151,763
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 320,715 $ 42,487 $ 147,445 $ 168,738
Core Fixed Income Fund 141,608 33,023 27,600 142,586
Equity Income Fund 330,497 30,040 155,116 221,315
Global Emerging Markets Fund 172,303 50,890 43,131 205,826
High Yield Fund 40,313 9,393 7,815 40,806
International Equity Fund 818,999 61,547 203,259 752,057
International Small Company Fund 41,703 2,715 17,931 28,038
LargeCap Growth Fund I 343,436 35,880 156,380 180,561
LargeCap S&P 500 Index Fund 542,143 433,353 248,046 787,895
LargeCap Value Fund III 298,684 47,451 129,359 211,572
MidCap Fund 71,852 7,313 14,840 57,204
Principal Capital Appreciation Fund — 29,379 — 29,084
Principal U.S. Mega-Cap ETF — 13,392 — 13,417
Principal U.S. Small-Cap ETF — 4,632 — 4,506
Real Estate Securities Fund 64,979 18,685 14,234 79,181
SmallCap Fund 138,725 12,276 31,966 133,202
SmallCap S&P 600 Index Fund 15,023 2,046 7,907 11,077
Small-MidCap Dividend Income Fund 79,985 6,556 19,009 80,240
Spectrum Preferred and Capital Securities Income Fund — 3,291 — 3,261
$ 3,420,965 $ 844,349 $ 1,224,038 $ 3,150,566
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 29,320 $ 35,618 $ (76,339)
Core Fixed Income Fund 3,956 (380) — (4,065)
Equity Income Fund 3,313 15,907 18,191 (13)
Global Emerging Markets Fund 2,967 878 1,441 24,886
High Yield Fund 2,056 (197) — (888)
International Equity Fund 31,608 28,438 — 46,332
International Small Company Fund 1,220 530 — 1,021
LargeCap Growth Fund I 4,114 15,977 24,382 (58,352)
LargeCap S&P 500 Index Fund 8,844 4,399 17,522 56,046
LargeCap Value Fund III 6,234 15,592 33,337 (20,796)
MidCap Fund — 1,682 3,938 (8,803)
Principal Capital Appreciation Fund — — — (295)
Principal U.S. Mega-Cap ETF 25 — — 25
Principal U.S. Small-Cap ETF 6 — — (126)
Real Estate Securities Fund 1,160 145 — 9,606
SmallCap Fund 421 1,081 6,571 13,086
SmallCap S&P 600 Index Fund 481 14 1,036 1,901
Small-MidCap Dividend Income Fund 1,076 1,070 1,167 11,638
Spectrum Preferred and Capital Securities Income Fund 15 — — (30)
$ 67,496 $ 114,456 $ 143,203 $ (5,166)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .97 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .59%
Principal U.S. Mega-Cap ETF
(a)
66,906 $ 4,958
Principal U.S. Small-Cap ETF
(a)
24,464 1,666
$ 6,624
Principal Funds, Inc. Class R-6 - 58 .54%
Blue Chip Fund
(a),(b)
1,495,757 62,941
Core Fixed Income Fund
(a)
2,824,332 23,922
Global Emerging Markets Fund
(a)
1,900,736 76,010
High Yield Fund
(a)
1,263,933 8,266
International Equity Fund
(a)
15,506,055 277,869
International Small Company Fund
(a)
804,852 10,391
LargeCap Growth Fund I
(a)
4,192,165 67,200
MidCap Fund
(a),(b)
518,708 21,277
Real Estate Securities Fund
(a)
884,490 28,242
SmallCap Fund
(a)
1,391,571 49,415
SmallCap S&P 600 Index Fund
(a)
133,920 3,996
Small-MidCap Dividend Income Fund
(a)
1,297,053 29,638
Spectrum Preferred and Capital Securities Income
Fund
(a)
102,074 936
$ 660,103
Principal Funds, Inc. Institutional Class - 40 .84%
Equity Income Fund
(a)
1,797,761 82,230
LargeCap S&P 500 Index Fund
(a)
8,108,268 288,898
LargeCap Value Fund III
(a)
3,934,177 78,644
Principal Capital Appreciation Fund
(a)
114,895 10,747
$ 460,519
TOTAL INVESTMENT COMPANIES $ 1,127,246
Total Investments $ 1,127,246
Other Assets and Liabilities -  0.03% 322
TOTAL NET ASSETS - 100.00% $ 1,127,568
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 116,857 $ 17,134 $ 53,783 $ 62,941
Core Fixed Income Fund 27,704 3,819 6,830 23,922
Equity Income Fund 119,801 12,920 56,308 82,230
Global Emerging Markets Fund 62,667 20,325 16,339 76,010
High Yield Fund 8,992 1,744 2,241 8,266
International Equity Fund 298,095 28,978 76,419 277,869
International Small Company Fund 15,268 1,233 6,669 10,391
LargeCap Growth Fund I 125,087 14,890 57,143 67,200
LargeCap S&P 500 Index Fund 197,699 164,190 94,783 288,898
LargeCap Value Fund III 108,859 19,218 47,531 78,644
MidCap Fund 26,258 3,156 5,504 21,277
Principal Capital Appreciation Fund — 10,856 — 10,747
Principal U.S. Mega-Cap ETF — 4,949 — 4,958
Principal U.S. Small-Cap ETF — 1,712 — 1,666
Real Estate Securities Fund 23,408 6,933 5,577 28,242
SmallCap Fund 50,573 5,581 11,919 49,415
SmallCap S&P 600 Index Fund 5,450 843 2,989 3,996
Small-MidCap Dividend Income Fund 29,135 2,990 7,141 29,638
Spectrum Preferred and Capital Securities Income Fund — 945 — 936
$ 1,215,853 $ 322,416 $ 451,176 $ 1,127,246
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 10,093 $ 13,005 $ (27,360)
Core Fixed Income Fund 730 (7) — (764)
Equity Income Fund 1,224 3,951 6,642 1,866
Global Emerging Markets Fund 1,091 305 529 9,052
High Yield Fund 440 (60) — (169)
International Equity Fund 11,627 9,358 — 17,857
International Small Company Fund 453 170 — 389
LargeCap Growth Fund I 1,512 2,646 8,960 (18,280)
LargeCap S&P 500 Index Fund 3,249 1,450 6,436 20,342
LargeCap Value Fund III 2,291 2,466 12,251 (4,368)
MidCap Fund — (22) 1,444 (2,611)
Principal Capital Appreciation Fund — — — (109)
Principal U.S. Mega-Cap ETF 9 — — 9
Principal U.S. Small-Cap ETF 2 — — (46)
Real Estate Securities Fund 420 (21) — 3,499
SmallCap Fund 155 295 2,418 4,885
SmallCap S&P 600 Index Fund 176 6 378 686
Small-MidCap Dividend Income Fund 396 337 427 4,317
Spectrum Preferred and Capital Securities Income Fund 4 — — (9)
$ 23,779 $ 30,967 $ 52,490 $ 9,186
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .97 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .58%
Principal U.S. Mega-Cap ETF
(a)
67,072 $ 4,970
Principal U.S. Small-Cap ETF
(a)
24,523 1,670
$ 6,640
Principal Funds, Inc. Class R-6 - 58 .54%
Blue Chip Fund
(a),(b)
1,510,807 63,575
Core Fixed Income Fund
(a)
2,850,707 24,146
Global Emerging Markets Fund
(a)
1,919,508 76,761
High Yield Fund
(a)
1,276,227 8,347
International Equity Fund
(a)
15,655,707 280,550
International Small Company Fund
(a)
811,403 10,475
LargeCap Growth Fund I
(a)
4,234,402 67,877
MidCap Fund
(a),(b)
524,212 21,503
Real Estate Securities Fund
(a)
893,184 28,519
SmallCap Fund
(a)
1,406,681 49,951
SmallCap S&P 600 Index Fund
(a)
133,666 3,989
Small-MidCap Dividend Income Fund
(a)
1,309,072 29,912
Spectrum Preferred and Capital Securities Income
Fund
(a)
103,138 946
$ 666,551
Principal Funds, Inc. Institutional Class - 40 .85%
Equity Income Fund
(a)
1,815,768 83,053
LargeCap S&P 500 Index Fund
(a)
8,190,064 291,812
LargeCap Value Fund III
(a)
3,973,520 79,431
Principal Capital Appreciation Fund
(a)
115,177 10,774
$ 465,070
TOTAL INVESTMENT COMPANIES $ 1,138,261
Total Investments $ 1,138,261
Other Assets and Liabilities -  0.03% 335
TOTAL NET ASSETS - 100.00% $ 1,138,596
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 114,828 $ 17,964 $ 52,311 $ 63,575
Core Fixed Income Fund 27,244 4,169 6,490 24,146
Equity Income Fund 117,712 13,938 54,476 83,053
Global Emerging Markets Fund 61,543 20,953 15,147 76,761
High Yield Fund 8,842 1,862 2,128 8,347
International Equity Fund 292,813 31,923 71,527 280,550
International Small Company Fund 15,026 1,320 6,444 10,475
LargeCap Growth Fund I 122,900 15,779 55,528 67,877
LargeCap S&P 500 Index Fund 194,130 164,880 89,613 291,812
LargeCap Value Fund III 106,979 20,110 45,976 79,431
MidCap Fund 25,818 3,381 5,102 21,503
Principal Capital Appreciation Fund — 10,883 — 10,774
Principal U.S. Mega-Cap ETF — 4,960 — 4,970
Principal U.S. Small-Cap ETF — 1,717 — 1,670
Real Estate Securities Fund 23,169 6,996 5,141 28,519
SmallCap Fund 49,706 6,134 11,107 49,951
SmallCap S&P 600 Index Fund 5,348 860 2,911 3,989
Small-MidCap Dividend Income Fund 28,632 3,260 6,619 29,912
Spectrum Preferred and Capital Securities Income Fund — 955 — 946
$ 1,194,690 $ 332,044 $ 430,520 $ 1,138,261
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 9,617 $ 12,878 $ (26,523)
Core Fixed Income Fund 729 (18) — (759)
Equity Income Fund 1,215 3,457 6,574 2,422
Global Emerging Markets Fund 1,074 289 521 9,123
High Yield Fund 439 (53) — (176)
International Equity Fund 11,459 8,024 — 19,317
International Small Company Fund 450 166 — 407
LargeCap Growth Fund I 1,495 2,329 8,860 (17,603)
LargeCap S&P 500 Index Fund 3,202 1,593 6,342 20,822
LargeCap Value Fund III 2,266 2,107 12,117 (3,789)
MidCap Fund — 6 1,432 (2,600)
Principal Capital Appreciation Fund — — — (109)
Principal U.S. Mega-Cap ETF 9 — — 10
Principal U.S. Small-Cap ETF 2 — — (47)
Real Estate Securities Fund 419 (20) — 3,515
SmallCap Fund 153 258 2,392 4,960
SmallCap S&P 600 Index Fund 172 7 371 685
Small-MidCap Dividend Income Fund 393 282 422 4,357
Spectrum Preferred and Capital Securities Income Fund 4 — — (9)
$ 23,481 $ 28,044 $ 51,909 $ 14,003
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .97 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .57%
Principal U.S. Mega-Cap ETF
(a)
16,839 $ 1,248
Principal U.S. Small-Cap ETF
(a)
6,163 420
$ 1,668
Principal Funds, Inc. Class R-6 - 58 .56%
Blue Chip Fund
(a),(b)
386,983 16,284
Core Fixed Income Fund
(a)
730,024 6,183
Global Emerging Markets Fund
(a)
491,737 19,665
High Yield Fund
(a)
326,671 2,137
International Equity Fund
(a)
4,012,800 71,909
International Small Company Fund
(a)
208,698 2,694
LargeCap Growth Fund I
(a)
1,084,655 17,387
MidCap Fund
(a),(b)
134,232 5,506
Real Estate Securities Fund
(a)
228,617 7,300
SmallCap Fund
(a)
360,285 12,794
SmallCap S&P 600 Index Fund
(a)
34,217 1,021
Small-MidCap Dividend Income Fund
(a)
335,308 7,662
Spectrum Preferred and Capital Securities Income
Fund
(a)
25,964 238
$ 170,780
Principal Funds, Inc. Institutional Class - 40 .84%
Equity Income Fund
(a)
464,990 21,269
LargeCap S&P 500 Index Fund
(a)
2,099,224 74,795
LargeCap Value Fund III
(a)
1,017,542 20,341
Principal Capital Appreciation Fund
(a)
28,903 2,703
$ 119,108
TOTAL INVESTMENT COMPANIES $ 291,556
Total Investments $ 291,556
Other Assets and Liabilities -  0.03% 77
TOTAL NET ASSETS - 100.00% $ 291,633
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 27,296 $ 5,894 $ 12,814 $ 16,284
Core Fixed Income Fund 6,502 1,604 1,727 6,183
Equity Income Fund 27,979 5,235 13,408 21,269
Global Emerging Markets Fund 14,576 6,729 3,913 19,665
High Yield Fund 2,110 649 565 2,137
International Equity Fund 69,442 14,112 18,343 71,909
International Small Company Fund 3,606 652 1,701 2,694
LargeCap Growth Fund I 29,196 5,491 13,559 17,387
LargeCap S&P 500 Index Fund 45,934 45,669 22,280 74,795
LargeCap Value Fund III 25,447 6,622 11,381 20,341
MidCap Fund 6,163 1,286 1,307 5,506
Principal Capital Appreciation Fund — 2,731 — 2,703
Principal U.S. Mega-Cap ETF — 1,245 — 1,248
Principal U.S. Small-Cap ETF — 432 — 420
Real Estate Securities Fund 5,605 2,285 1,451 7,300
SmallCap Fund 11,833 2,574 2,898 12,794
SmallCap S&P 600 Index Fund 1,259 321 732 1,021
Small-MidCap Dividend Income Fund 6,812 1,407 1,700 7,662
Spectrum Preferred and Capital Securities Income Fund — 240 — 238
$ 283,760 $ 105,178 $ 107,779 $ 291,556
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,081 $ 3,102 $ (5,173)
Core Fixed Income Fund 181 (9) — (187)
Equity Income Fund 301 473 1,582 990
Global Emerging Markets Fund 259 37 125 2,236
High Yield Fund 109 (6) — (51)
International Equity Fund 2,768 794 — 5,904
International Small Company Fund 112 6 — 131
LargeCap Growth Fund I 362 (165) 2,148 (3,576)
LargeCap S&P 500 Index Fund 770 241 1,525 5,231
LargeCap Value Fund III 550 227 2,939 (574)
MidCap Fund — (11) 347 (625)
Principal Capital Appreciation Fund — — — (28)
Principal U.S. Mega-Cap ETF 2 — — 3
Principal U.S. Small-Cap ETF 1 — — (12)
Real Estate Securities Fund 105 (5) — 866
SmallCap Fund 37 21 581 1,264
SmallCap S&P 600 Index Fund 41 2 88 171
Small-MidCap Dividend Income Fund 97 31 102 1,112
Spectrum Preferred and Capital Securities Income Fund 1 — — (2)
$ 5,696 $ 2,717 $ 12,539 $ 7,680
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .97 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .56%
Principal U.S. Mega-Cap ETF
(a)
6,258 $ 464
Principal U.S. Small-Cap ETF
(a)
2,296 156
$ 620
Principal Funds, Inc. Class R-6 - 58 .55%
Blue Chip Fund
(a),(b)
146,923 6,183
Core Fixed Income Fund
(a)
276,541 2,342
Global Emerging Markets Fund
(a)
186,548 7,460
High Yield Fund
(a)
123,734 809
International Equity Fund
(a)
1,520,982 27,256
International Small Company Fund
(a)
78,627 1,015
LargeCap Growth Fund I
(a)
411,782 6,601
MidCap Fund
(a),(b)
50,925 2,089
Real Estate Securities Fund
(a)
86,640 2,766
SmallCap Fund
(a)
136,752 4,856
SmallCap S&P 600 Index Fund
(a)
12,955 387
Small-MidCap Dividend Income Fund
(a)
127,308 2,909
Spectrum Preferred and Capital Securities Income
Fund
(a)
9,812 90
$ 64,763
Principal Funds, Inc. Institutional Class - 40 .86%
Equity Income Fund
(a)
176,451 8,071
LargeCap S&P 500 Index Fund
(a)
796,969 28,396
LargeCap Value Fund III
(a)
386,113 7,718
Principal Capital Appreciation Fund
(a)
10,727 1,004
$ 45,189
TOTAL INVESTMENT COMPANIES $ 110,572
Total Investments $ 110,572
Other Assets and Liabilities -  0.03% 29
TOTAL NET ASSETS - 100.00% $ 110,601
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2070 Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 8,908 $ 3,109 $ 4,527 $ 6,183
Core Fixed Income Fund 2,151 977 712 2,342
Equity Income Fund 9,122 3,122 4,724 8,071
Global Emerging Markets Fund 4,693 3,443 1,494 7,460
High Yield Fund 697 366 234 809
International Equity Fund 22,469 9,270 6,868 27,256
International Small Company Fund 1,218 478 732 1,015
LargeCap Growth Fund I 9,505 3,040 4,759 6,601
LargeCap S&P 500 Index Fund 14,745 19,398 7,938 28,396
LargeCap Value Fund III 8,324 3,488 4,080 7,718
MidCap Fund 2,040 815 552 2,089
Principal Capital Appreciation Fund — 1,014 — 1,004
Principal U.S. Mega-Cap ETF — 463 — 464
Principal U.S. Small-Cap ETF — 160 — 156
Real Estate Securities Fund 1,890 1,202 641 2,766
SmallCap Fund 3,882 1,657 1,165 4,856
SmallCap S&P 600 Index Fund 396 195 270 387
Small-MidCap Dividend Income Fund 2,233 939 668 2,909
Spectrum Preferred and Capital Securities Income Fund — 91 — 90
$ 92,273 $ 53,227 $ 39,364 $ 110,572
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 70 $ 1,039 $ (1,377)
Core Fixed Income Fund 65 (1) — (73)
Equity Income Fund 106 109 528 442
Global Emerging Markets Fund 84 9 41 809
High Yield Fund 39 — — (20)
International Equity Fund 908 (18) — 2,403
International Small Company Fund 39 25 — 26
LargeCap Growth Fund I 121 (41) 715 (1,144)
LargeCap S&P 500 Index Fund 251 122 496 2,069
LargeCap Value Fund III 183 57 980 (71)
MidCap Fund — (3) 118 (211)
Principal Capital Appreciation Fund — — — (10)
Principal U.S. Mega-Cap ETF 1 — — 1
Principal U.S. Small-Cap ETF — — — (4)
Real Estate Securities Fund 38 1 — 314
SmallCap Fund 12 7 194 475
SmallCap S&P 600 Index Fund 13 3 28 63
Small-MidCap Dividend Income Fund 34 2 34 403
Spectrum Preferred and Capital Securities Income Fund — — — (1)
$ 1,894 $ 342 $ 4,173 $ 4,094
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .92 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26 .00%
Diversified Real Asset Fund
(a)
373,751 $ 5,117
Global Emerging Markets Fund
(a)
516,276 20,646
High Yield Fund
(a)
6,761,539 44,220
International Equity Fund
(a)
4,224,994 75,712
International Small Company Fund
(a)
223,500 2,885
MidCap S&P 400 Index Fund
(a)
582,644 14,403
Real Estate Securities Fund
(a)
435,866 13,917
SmallCap S&P 600 Index Fund
(a)
515,269 15,376
$ 192,276
Principal Funds, Inc. Institutional Class - 73 .92%
Bond Market Index Fund
(a)
28,424,459 241,039
Inflation Protection Fund
(a)
5,031,422 38,792
LargeCap S&P 500 Index Fund
(a)
4,536,513 161,636
Short-Term Income Fund
(a)
8,754,181 105,313
$ 546,780
TOTAL INVESTMENT COMPANIES $ 739,056
Total Investments $ 739,056
Other Assets and Liabilities -  0.08% 605
TOTAL NET ASSETS - 100.00% $ 739,661
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 199,302 $ 58,206 $ 7,762 $ 241,039
Diversified Real Asset Fund 2,491 2,370 123 5,117
Global Emerging Markets Fund 13,164 7,556 2,219 20,646
High Yield Fund 35,552 11,130 1,396 44,220
Inflation Protection Fund 31,668 9,793 1,261 38,792
International Equity Fund 62,561 17,732 11,170 75,712
International Small Company Fund 3,184 817 1,236 2,885
LargeCap S&P 500 Index Fund 141,671 33,181 23,764 161,636
MidCap S&P 400 Index Fund 11,725 3,630 1,955 14,403
Real Estate Securities Fund 9,669 3,157 413 13,917
Short-Term Income Fund 83,680 25,869 3,298 105,313
SmallCap S&P 600 Index Fund 11,549 4,071 1,981 15,376
$ 606,216 $ 177,512 $ 56,578 $ 739,056
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 7,670 $ (391) $ — $ (8,316)
Diversified Real Asset Fund 75 — — 379
Global Emerging Markets Fund 229 (39) 111 2,184
High Yield Fund 2,001 (39) — (1,027)
Inflation Protection Fund 1,412 (45) — (1,363)
International Equity Fund 2,440 50 — 6,539
International Small Company Fund 94 (7) — 127
LargeCap S&P 500 Index Fund 1,367 884 2,709 9,664
MidCap S&P 400 Index Fund 248 30 752 973
Real Estate Securities Fund 181 — — 1,504
Short-Term Income Fund 2,699 (17) — (921)
SmallCap S&P 600 Index Fund 373 2 802 1,735
$ 18,789 $ 428 $ 4,374 $ 11,478
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .94 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 28 .31%
Diversified Real Asset Fund
(a)
646,235 $ 8,847
Global Emerging Markets Fund
(a)
1,052,113 42,074
High Yield Fund
(a)
10,345,956 67,663
International Equity Fund
(a)
8,603,082 154,167
International Small Company Fund
(a)
452,786 5,845
MidCap S&P 400 Index Fund
(a)
1,187,107 29,345
Real Estate Securities Fund
(a)
752,388 24,024
SmallCap S&P 600 Index Fund
(a)
1,060,359 31,641
$ 363,606
Principal Funds, Inc. Institutional Class - 71 .63%
Bond Market Index Fund
(a)
47,289,808 401,018
Inflation Protection Fund
(a)
7,709,735 59,442
LargeCap S&P 500 Index Fund
(a)
9,243,202 329,335
Short-Term Income Fund
(a)
10,827,532 130,255
$ 920,050
TOTAL INVESTMENT COMPANIES $ 1,283,656
Total Investments $ 1,283,656
Other Assets and Liabilities -  0.06% 772
TOTAL NET ASSETS - 100.00% $ 1,284,428
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 356,835 $ 74,775 $ 15,178 $ 401,018
Diversified Real Asset Fund 4,698 3,708 278 8,847
Global Emerging Markets Fund 28,495 13,174 4,319 42,074
High Yield Fund 58,251 13,643 2,511 67,663
Inflation Protection Fund 51,961 12,048 2,281 59,442
International Equity Fund 135,720 26,810 22,294 154,167
International Small Company Fund 7,048 1,133 2,600 5,845
LargeCap S&P 500 Index Fund 307,790 47,207 48,038 329,335
MidCap S&P 400 Index Fund 25,649 5,701 4,131 29,345
Real Estate Securities Fund 18,079 4,050 869 24,024
Short-Term Income Fund 109,215 27,022 4,766 130,255
SmallCap S&P 600 Index Fund 25,148 6,506 3,690 31,641
$ 1,128,889 $ 235,777 $ 110,955 $ 1,283,656
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 13,804 $ (805) $ — $ (14,609)
Diversified Real Asset Fund 140 (1) — 720
Global Emerging Markets Fund 498 (6) 242 4,730
High Yield Fund 3,237 (73) — (1,647)
Inflation Protection Fund 2,328 (84) — (2,202)
International Equity Fund 5,319 132 — 13,799
International Small Company Fund 210 12 — 252
LargeCap S&P 500 Index Fund 2,985 1,158 5,912 21,218
MidCap S&P 400 Index Fund 545 14 1,653 2,112
Real Estate Securities Fund 335 1 — 2,763
Short-Term Income Fund 3,496 (27) — (1,189)
SmallCap S&P 600 Index Fund 816 (58) 1,755 3,735
$ 33,713 $ 263 $ 9,562 $ 29,682
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .96 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 31 .50%
Diversified Real Asset Fund
(a)
903,516 $ 12,369
Global Emerging Markets Fund
(a)
1,761,834 70,456
High Yield Fund
(a)
12,899,708 84,364
International Equity Fund
(a)
14,419,773 258,402
International Small Company Fund
(a)
763,123 9,852
MidCap S&P 400 Index Fund
(a)
1,981,126 48,974
Real Estate Securities Fund
(a)
1,051,994 33,590
SmallCap S&P 600 Index Fund
(a)
1,766,686 52,718
$ 570,725
Principal Funds, Inc. Institutional Class - 68 .46%
Bond Market Index Fund
(a)
60,654,548 514,350
Inflation Protection Fund
(a)
9,177,175 70,756
LargeCap S&P 500 Index Fund
(a)
15,485,006 551,731
Short-Term Income Fund
(a)
8,620,120 103,700
$ 1,240,537
TOTAL INVESTMENT COMPANIES $ 1,811,262
Total Investments $ 1,811,262
Other Assets and Liabilities -  0.04% 723
TOTAL NET ASSETS - 100.00% $ 1,811,985
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 397,206 $ 139,391 $ 4,110 $ 514,350
Diversified Real Asset Fund 6,475 4,979 88 12,369
Global Emerging Markets Fund 41,613 26,112 4,458 70,456
High Yield Fund 63,741 23,335 669 84,364
Inflation Protection Fund 53,425 20,365 564 70,756
International Equity Fund 198,358 63,872 25,801 258,402
International Small Company Fund 10,361 2,842 3,758 9,852
LargeCap S&P 500 Index Fund 450,007 120,639 54,992 551,731
MidCap S&P 400 Index Fund 37,573 13,163 5,148 48,974
Real Estate Securities Fund 23,025 7,134 262 33,590
Short-Term Income Fund 72,744 32,673 794 103,700
SmallCap S&P 600 Index Fund 36,818 14,187 4,183 52,718
$ 1,391,346 $ 468,692 $ 104,827 $ 1,811,262
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 15,788 $ (702) $ — $ (17,435)
Diversified Real Asset Fund 196 (1) — 1,004
Global Emerging Markets Fund 746 (104) 360 7,293
High Yield Fund 3,788 (61) — (1,982)
Inflation Protection Fund 2,477 (12) — (2,458)
International Equity Fund 7,975 (23) — 21,996
International Small Company Fund 324 17 — 390
LargeCap S&P 500 Index Fund 4,475 73 8,858 36,004
MidCap S&P 400 Index Fund 825 (42) 2,502 3,428
Real Estate Securities Fund 451 (9) — 3,702
Short-Term Income Fund 2,546 (5) — (918)
SmallCap S&P 600 Index Fund 1,228 (106) 2,641 6,002
$ 40,819 $ (975) $ 14,361 $ 57,026
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .98 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35 .06%
Global Emerging Markets Fund
(a)
1,397,918 $ 55,903
High Yield Fund
(a)
8,203,695 53,652
International Equity Fund
(a)
11,433,280 204,884
International Small Company Fund
(a)
602,697 7,781
MidCap S&P 400 Index Fund
(a)
1,584,004 39,157
Real Estate Securities Fund
(a)
996,462 31,817
SmallCap S&P 600 Index Fund
(a)
1,410,363 42,085
$ 435,279
Principal Funds, Inc. Institutional Class - 64 .92%
Bond Market Index Fund
(a)
43,451,989 368,473
LargeCap S&P 500 Index Fund
(a)
12,275,535 437,377
$ 805,850
TOTAL INVESTMENT COMPANIES $ 1,241,129
Total Investments $ 1,241,129
Other Assets and Liabilities -  0.02% 216
TOTAL NET ASSETS - 100.00% $ 1,241,345
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 280,906 $ 105,863 $ 5,293 $ 368,473
Global Emerging Markets Fund 33,116 20,166 3,268 55,903
High Yield Fund 40,940 14,794 770 53,652
International Equity Fund 157,856 49,333 19,901 204,884
International Small Company Fund 8,257 2,313 3,125 7,781
LargeCap S&P 500 Index Fund 358,105 92,419 42,607 437,377
MidCap S&P 400 Index Fund 29,901 10,324 3,818 39,157
Real Estate Securities Fund 19,517 9,221 428 31,817
SmallCap S&P 600 Index Fund 29,290 11,002 2,958 42,085
$ 957,888 $ 315,435 $ 82,168 $ 1,241,129
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 11,285 $ (235) $ — $ (12,768)
Global Emerging Markets Fund 597 (55) 289 5,944
High Yield Fund 2,444 (21) — (1,291)
International Equity Fund 6,394 (7) — 17,603
International Small Company Fund 262 (5) — 341
LargeCap S&P 500 Index Fund 3,596 23 7,123 29,437
MidCap S&P 400 Index Fund 664 (42) 2,017 2,792
Real Estate Securities Fund 405 (4) — 3,511
SmallCap S&P 600 Index Fund 988 (98) 2,125 4,849
$ 26,635 $ (444) $ 11,554 $ 50,418
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38 .89%
Global Emerging Markets Fund
(a)
2,115,353 $ 84,593
High Yield Fund
(a)
8,269,935 54,085
International Equity Fund
(a)
17,309,871 310,193
International Small Company Fund
(a)
916,117 11,827
MidCap S&P 400 Index Fund
(a)
2,380,059 58,835
Real Estate Securities Fund
(a)
1,274,316 40,689
SmallCap S&P 600 Index Fund
(a)
2,130,886 63,586
$ 623,808
Principal Funds, Inc. Institutional Class - 61 .10%
Bond Market Index Fund
(a)
37,533,030 318,280
LargeCap S&P 500 Index Fund
(a)
18,572,855 661,751
$ 980,031
TOTAL INVESTMENT COMPANIES $ 1,603,839
Total Investments $ 1,603,839
Other Assets and Liabilities -  0.01% 181
TOTAL NET ASSETS - 100.00% $ 1,604,020
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 226,858 $ 104,340 $ 2,236 $ 318,280
Global Emerging Markets Fund 48,476 31,369 3,685 84,593
High Yield Fund 38,563 17,182 381 54,085
International Equity Fund 231,051 77,845 24,729 310,193
International Small Company Fund 12,046 3,647 4,352 11,827
LargeCap S&P 500 Index Fund 523,988 149,252 53,765 661,751
MidCap S&P 400 Index Fund 43,712 16,343 5,211 58,835
Real Estate Securities Fund 23,929 12,667 265 40,689
SmallCap S&P 600 Index Fund 42,833 17,361 3,587 63,586
$ 1,191,456 $ 430,006 $ 98,211 $ 1,603,839
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,121 $ (80) $ — $ (10,602)
Global Emerging Markets Fund 875 (82) 423 8,515
High Yield Fund 2,350 (9) — (1,270)
International Equity Fund 9,372 (38) — 26,064
International Small Company Fund 386 5 — 481
LargeCap S&P 500 Index Fund 5,261 (23) 10,425 42,299
MidCap S&P 400 Index Fund 974 (60) 2,957 4,051
Real Estate Securities Fund 504 (2) — 4,360
SmallCap S&P 600 Index Fund 1,446 (121) 3,110 7,100
$ 30,289 $ (410) $ 16,915 $ 80,998
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .26%
Global Emerging Markets Fund
(a)
1,211,794 $ 48,460
High Yield Fund
(a)
2,866,617 18,748
International Equity Fund
(a)
9,907,103 177,535
International Small Company Fund
(a)
522,279 6,743
MidCap S&P 400 Index Fund
(a)
1,374,847 33,986
Real Estate Securities Fund
(a)
637,671 20,361
SmallCap S&P 600 Index Fund
(a)
1,214,793 36,249
$ 342,082
Principal Funds, Inc. Institutional Class - 57 .73%
Bond Market Index Fund
(a)
10,391,750 88,122
LargeCap S&P 500 Index Fund
(a)
10,642,410 379,189
$ 467,311
TOTAL INVESTMENT COMPANIES $ 809,393
Total Investments $ 809,393
Other Assets and Liabilities -  0.01% 48
TOTAL NET ASSETS - 100.00% $ 809,441
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 68,763 $ 26,982 $ 4,484 $ 88,122
Global Emerging Markets Fund 29,403 15,926 1,861 48,460
High Yield Fund 14,762 5,401 952 18,748
International Equity Fund 139,977 35,155 12,780 177,535
International Small Company Fund 7,214 1,536 2,287 6,743
LargeCap S&P 500 Index Fund 317,091 68,612 30,869 379,189
MidCap S&P 400 Index Fund 26,361 7,808 2,499 33,986
Real Estate Securities Fund 12,504 5,962 345 20,361
SmallCap S&P 600 Index Fund 25,894 8,553 2,193 36,249
$ 641,969 $ 175,935 $ 58,270 $ 809,393
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,721 $ (107) $ — $ (3,032)
Global Emerging Markets Fund 525 (38) 254 5,030
High Yield Fund 857 (14) — (449)
International Equity Fund 5,612 (14) — 15,197
International Small Company Fund 225 (11) — 291
LargeCap S&P 500 Index Fund 3,138 (67) 6,215 24,422
MidCap S&P 400 Index Fund 575 (22) 1,746 2,338
Real Estate Securities Fund 257 (6) — 2,246
SmallCap S&P 600 Index Fund 859 (73) 1,848 4,068
$ 14,769 $ (352) $ 10,063 $ 50,111
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .47%
Global Emerging Markets Fund
(a)
1,311,807 $ 52,459
High Yield Fund
(a)
1,600,751 10,469
International Equity Fund
(a)
10,736,504 192,398
International Small Company Fund
(a)
570,263 7,362
MidCap S&P 400 Index Fund
(a)
1,485,162 36,713
Real Estate Securities Fund
(a)
630,170 20,122
SmallCap S&P 600 Index Fund
(a)
1,312,175 39,155
$ 358,678
Principal Funds, Inc. Institutional Class - 55 .53%
Bond Market Index Fund
(a)
4,430,572 37,571
LargeCap S&P 500 Index Fund
(a)
11,518,142 410,392
$ 447,963
TOTAL INVESTMENT COMPANIES $ 806,641
Total Investments $ 806,641
Other Assets and Liabilities -  0.00% —
TOTAL NET ASSETS - 100.00% $ 806,641
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 25,080 $ 14,160 $ 482 $ 37,571
Global Emerging Markets Fund 30,358 18,423 1,324 52,459
High Yield Fund 7,131 3,711 136 10,469
International Equity Fund 144,487 43,454 11,516 192,398
International Small Company Fund 7,428 1,878 2,228 7,362
LargeCap S&P 500 Index Fund 327,212 84,302 26,120 410,392
MidCap S&P 400 Index Fund 27,176 9,183 2,052 36,713
Real Estate Securities Fund 11,711 6,523 251 20,122
SmallCap S&P 600 Index Fund 26,711 10,038 1,791 39,155
$ 607,294 $ 191,672 $ 45,900 $ 806,641
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 991 $ (48) $ — $ (1,139)
Global Emerging Markets Fund 539 (32) 261 5,034
High Yield Fund 429 (8) — (229)
International Equity Fund 5,759 (15) — 15,988
International Small Company Fund 229 (12) — 296
LargeCap S&P 500 Index Fund 3,229 (35) 6,398 25,033
MidCap S&P 400 Index Fund 591 (20) 1,794 2,426
Real Estate Securities Fund 242 (5) — 2,144
SmallCap S&P 600 Index Fund 884 (57) 1,902 4,254
$ 12,893 $ (232) $ 10,355 $ 53,807
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .22%
Global Emerging Markets Fund
(a)
838,297 $ 33,523
High Yield Fund
(a)
565,834 3,701
International Equity Fund
(a)
6,855,457 122,850
International Small Company Fund
(a)
361,729 4,670
MidCap S&P 400 Index Fund
(a)
951,885 23,531
Real Estate Securities Fund
(a)
388,927 12,418
SmallCap S&P 600 Index Fund
(a)
840,687 25,086
$ 225,779
Principal Funds, Inc. Institutional Class - 54 .79%
Bond Market Index Fund
(a)
1,317,983 11,177
LargeCap S&P 500 Index Fund
(a)
7,364,422 262,394
$ 273,571
TOTAL INVESTMENT COMPANIES $ 499,350
Total Investments $ 499,350
Other Assets and Liabilities -  (0.01)% (42)
TOTAL NET ASSETS - 100.00% $ 499,308
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 8,882 $ 3,421 $ 725 $ 11,177
Global Emerging Markets Fund 19,939 11,067 865 33,523
High Yield Fund 2,879 1,149 238 3,701
International Equity Fund 94,971 24,464 7,010 122,850
International Small Company Fund 4,914 1,082 1,520 4,670
LargeCap S&P 500 Index Fund 215,145 46,725 16,314 262,394
MidCap S&P 400 Index Fund 17,909 5,333 1,300 23,531
Real Estate Securities Fund 7,552 3,710 213 12,418
SmallCap S&P 600 Index Fund 17,582 5,811 1,052 25,086
$ 389,773 $ 102,762 $ 29,237 $ 499,350
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 354 $ (14) $ — $ (387)
Global Emerging Markets Fund 355 (20) 172 3,402
High Yield Fund 164 (3) — (86)
International Equity Fund 3,803 (10) — 10,435
International Small Company Fund 153 8 — 186
LargeCap S&P 500 Index Fund 2,133 (34) 4,226 16,872
MidCap S&P 400 Index Fund 392 (13) 1,189 1,602
Real Estate Securities Fund 155 (3) — 1,372
SmallCap S&P 600 Index Fund 585 (32) 1,258 2,777
$ 8,094 $ (121) $ 6,845 $ 36,173
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .27%
Global Emerging Markets Fund
(a)
527,084 $ 21,078
High Yield Fund
(a)
352,160 2,303
International Equity Fund
(a)
4,318,530 77,388
International Small Company Fund
(a)
230,669 2,978
MidCap S&P 400 Index Fund
(a)
598,207 14,788
Real Estate Securities Fund
(a)
244,493 7,807
SmallCap S&P 600 Index Fund
(a)
528,342 15,766
$ 142,108
Principal Funds, Inc. Institutional Class - 54 .74%
Bond Market Index Fund
(a)
821,020 6,962
LargeCap S&P 500 Index Fund
(a)
4,627,420 164,875
$ 171,837
TOTAL INVESTMENT COMPANIES $ 313,945
Total Investments $ 313,945
Other Assets and Liabilities -  (0.01)% (28)
TOTAL NET ASSETS - 100.00% $ 313,917
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 5,043 $ 2,556 $ 403 $ 6,962
Global Emerging Markets Fund 11,268 8,261 337 21,078
High Yield Fund 1,634 854 132 2,303
International Equity Fund 53,717 20,855 3,389 77,388
International Small Company Fund 2,797 958 887 2,978
LargeCap S&P 500 Index Fund 121,743 41,345 8,001 164,875
MidCap S&P 400 Index Fund 10,157 4,379 687 14,788
Real Estate Securities Fund 4,351 2,715 68 7,807
SmallCap S&P 600 Index Fund 9,959 4,637 478 15,766
$ 220,669 $ 86,560 $ 14,382 $ 313,945
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 204 $ (6) $ — $ (228)
Global Emerging Markets Fund 202 (10) 98 1,896
High Yield Fund 96 (1) — (52)
International Equity Fund 2,166 (4) — 6,209
International Small Company Fund 89 2 — 108
LargeCap S&P 500 Index Fund 1,217 (13) 2,409 9,801
MidCap S&P 400 Index Fund 225 (7) 682 946
Real Estate Securities Fund 92 (1) — 810
SmallCap S&P 600 Index Fund 335 (14) 719 1,662
$ 4,626 $ (54) $ 3,908 $ 21,152
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .23%
Global Emerging Markets Fund
(a)
197,220 $ 7,887
High Yield Fund
(a)
131,707 861
International Equity Fund
(a)
1,613,357 28,912
International Small Company Fund
(a)
85,341 1,102
MidCap S&P 400 Index Fund
(a)
223,921 5,535
Real Estate Securities Fund
(a)
91,293 2,915
SmallCap S&P 600 Index Fund
(a)
197,750 5,901
$ 53,113
Principal Funds, Inc. Institutional Class - 54 .78%
Bond Market Index Fund
(a)
306,926 2,603
LargeCap S&P 500 Index Fund
(a)
1,732,120 61,715
$ 64,318
TOTAL INVESTMENT COMPANIES $ 117,431
Total Investments $ 117,431
Other Assets and Liabilities -  (0.01)% (10)
TOTAL NET ASSETS - 100.00% $ 117,421
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 1,882 $ 1,043 $ 234 $ 2,603
Global Emerging Markets Fund 4,166 3,254 259 7,887
High Yield Fund 610 348 77 861
International Equity Fund 19,893 8,579 1,877 28,912
International Small Company Fund 1,053 411 404 1,102
LargeCap S&P 500 Index Fund 45,144 17,001 4,287 61,715
MidCap S&P 400 Index Fund 3,786 1,804 414 5,535
Real Estate Securities Fund 1,627 1,080 99 2,915
SmallCap S&P 600 Index Fund 3,701 1,879 304 5,901
$ 81,862 $ 35,399 $ 7,955 $ 117,431
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 76 $ (10) $ — $ (78)
Global Emerging Markets Fund 75 (9) 36 735
High Yield Fund 36 (2) — (18)
International Equity Fund 805 (2) — 2,319
International Small Company Fund 34 1 — 41
LargeCap S&P 500 Index Fund 452 (9) 894 3,866
MidCap S&P 400 Index Fund 84 (6) 255 365
Real Estate Securities Fund 35 (2) — 309
SmallCap S&P 600 Index Fund 124 (10) 267 635
$ 1,721 $ (49) $ 1,452 $ 8,174
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .98 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .31%
Global Emerging Markets Fund
(a)
41,659 $ 1,666
High Yield Fund
(a)
27,799 182
International Equity Fund
(a)
342,094 6,130
International Small Company Fund
(a)
18,547 239
MidCap S&P 400 Index Fund
(a)
47,276 1,169
Real Estate Securities Fund
(a)
19,316 617
SmallCap S&P 600 Index Fund
(a)
41,722 1,245
$ 11,248
Principal Funds, Inc. Institutional Class - 54 .67%
Bond Market Index Fund
(a)
64,817 550
LargeCap S&P 500 Index Fund
(a)
365,422 13,020
$ 13,570
TOTAL INVESTMENT COMPANIES $ 24,818
Total Investments $ 24,818
Other Assets and Liabilities -  0.02% 4
TOTAL NET ASSETS - 100.00% $ 24,822
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 290 $ 332 $ 58 $ 550
Global Emerging Markets Fund 618 1,010 78 1,666
High Yield Fund 94 111 19 182
International Equity Fund 2,972 3,182 449 6,130
International Small Company Fund 168 152 87 239
LargeCap S&P 500 Index Fund 6,786 6,508 968 13,020
MidCap S&P 400 Index Fund 582 625 105 1,169
Real Estate Securities Fund 253 346 37 617
SmallCap S&P 600 Index Fund 562 639 77 1,245
$ 12,325 $ 12,905 $ 1,878 $ 24,818
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 12 $ — $ — $ (14)
Global Emerging Markets Fund 11 — 5 116
High Yield Fund 6 — — (4)
International Equity Fund 122 — — 425
International Small Company Fund 6 — — 6
LargeCap S&P 500 Index Fund 68 1 134 693
MidCap S&P 400 Index Fund 13 (1) 39 68
Real Estate Securities Fund 6 — — 55
SmallCap S&P 600 Index Fund 19 — 41 121
$ 263 $ — $ 219 $ 1,466
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

*Includes ($45,580) from merger of Principal LifeTime Hybrid 2015 Fund.
INVESTMENT COMPANIES - 99.91% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24.25%
Diversified Real Asset Fund
(a)
376,186 $ 5,150
Global Emerging Markets Fund
(a)
447,363 17,890
High Yield Fund
(a)
7,284,615 47,641
International Equity Fund
(a)
3,659,031 65,570
International Small Company Fund
(a)
192,618 2,487
MidCap S&P 400 Index Fund
(a)
507,881 12,555
Real Estate Securities Fund
(a)
436,169 13,927
SmallCap S&P 600 Index Fund
(a)
448,671 13,388
$ 178,608
Principal Funds, Inc. Institutional Class - 75.66%
Bond Market Index Fund
(a)
29,672,552 251,623
Inflation Protection Fund
(a)
5,440,491 41,946
LargeCap S&P 500 Index Fund
(a)
3,932,169 140,103
Short-Term Income Fund
(a)
10,274,207 123,599
$ 557,271
TOTAL INVESTMENT COMPANIES $ 735,879
Total Investments $ 735,879
Other Assets and Liabilities -  0.09% 657
TOTAL NET ASSETS - 100.00% $ 736,536
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 65,183 $ 209,538 $ 8,262 $ 251,623
Diversified Real Asset Fund 828 4,142 148 5,150
Global Emerging Markets Fund 3,478 12,533 1,420 17,890
High Yield Fund 12,071 39,001 1,548 47,641
Inflation Protection Fund 10,765 34,813 1,379 41,946
International Equity Fund 16,555 42,554 5,933 65,570
International Small Company Fund 857 1,564 452 2,487
LargeCap S&P 500 Index Fund 37,537 72,062 12,756 140,103
MidCap S&P 400 Index Fund 3,123 8,323 1,110 12,555
Real Estate Securities Fund 3,064 10,131 440 13,927
Short-Term Income Fund 31,389 96,225 4,013 123,599
SmallCap S&P 600 Index Fund 3,062 9,323 1,121 13,388
$ 187,912 $ 540,209 $ 38,582 $ 735,879
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss) *
Bond Market Index Fund $ 2,555 $ (1,123) $ — $ (13,713)
Diversified Real Asset Fund 45 (2) — 330
Global Emerging Markets Fund 62 9 30 3,290
High Yield Fund 995 (114) — (1,769)
Inflation Protection Fund 491 (134) — (2,119)
International Equity Fund 659 138 — 12,256
International Small Company Fund 26 (5) — 523
LargeCap S&P 500 Index Fund 369 449 731 42,811
MidCap S&P 400 Index Fund 67 (17) 204 2,236
Real Estate Securities Fund 103 4 — 1,168
Short-Term Income Fund 1,480 (57) — 55
SmallCap S&P 600 Index Fund 101 (69) 217 2,193
$ 6,953 $ (921) $ 1,182 $ 47,261
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99.78% Shares Held Value (000's)
Principal Exchange-Traded Funds - 0.22%
Principal U.S. Mega-Cap ETF
(a)
17,803 $ 1,319
Principal U.S. Small-Cap ETF
(a)
6,517 444
$ 1,763
Principal Funds, Inc. Class R-6 - 62.40%
Blue Chip Fund
(a),(b)
376,843 15,858
Core Fixed Income Fund
(a)
31,384,350 265,825
Diversified Real Asset Fund
(a)
403,399 5,523
Global Emerging Markets Fund
(a)
485,659 19,421
High Yield Fund
(a)
7,768,310 50,805
International Equity Fund
(a)
3,916,424 70,182
International Small Company Fund
(a)
185,285 2,392
LargeCap Growth Fund I
(a)
1,090,053 17,474
MidCap Fund
(a),(b)
130,614 5,358
Real Estate Securities Fund
(a)
466,803 14,905
SmallCap Fund
(a)
350,056 12,430
SmallCap S&P 600 Index Fund
(a)
34,951 1,043
Small-MidCap Dividend Income Fund
(a)
327,908 7,493
Spectrum Preferred and Capital Securities Income
Fund
(a)
161,100 1,477
$ 490,186
Principal Funds, Inc. Institutional Class - 37.16%
Equity Income Fund
(a)
452,317 20,689
Inflation Protection Fund
(a)
5,751,367 44,343
LargeCap S&P 500 Index Fund
(a)
2,016,234 71,839
LargeCap Value Fund III
(a)
1,023,258 20,455
Principal Capital Appreciation Fund
(a)
30,557 2,858
Short-Term Income Fund
(a)
10,949,986 131,728
$ 291,912
TOTAL INVESTMENT COMPANIES $ 783,861
Total Investments $ 783,861
Other Assets and Liabilities -  0.22% 1,761
TOTAL NET ASSETS - 100.00% $ 785,622
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 25,158 $ 4,648 $ 12,465 $ 15,858
Core Fixed Income Fund 251,672 84,112 52,197 265,825
Diversified Real Asset Fund 2,897 3,104 920 5,523
Equity Income Fund 26,102 4,276 13,675 20,689
Global Emerging Markets Fund 13,528 7,274 4,559 19,421
High Yield Fund 46,653 15,865 9,782 50,805
Inflation Protection Fund 41,519 14,634 8,657 44,343
International Equity Fund 64,278 17,142 20,638 70,182
International Small Company Fund 3,262 712 1,859 2,392
LargeCap Growth Fund I 26,948 3,947 12,741 17,474
LargeCap S&P 500 Index Fund 42,404 42,054 26,458 71,839
LargeCap Value Fund III 23,428 6,653 10,746 20,455
MidCap Fund 5,637 1,020 1,508 5,358
Principal Capital Appreciation Fund — 2,887 — 2,858
Principal U.S. Mega-Cap ETF — 1,317 — 1,319
Principal U.S. Small-Cap ETF — 456 — 444
Real Estate Securities Fund 11,740 4,182 2,728 14,905
Short-Term Income Fund 121,298 37,417 25,355 131,728
SmallCap Fund 10,888 3,144 3,312 12,430
SmallCap S&P 600 Index Fund 1,181 495 785 1,043
Small-MidCap Dividend Income Fund 6,264 1,919 1,996 7,493
Spectrum Preferred and Capital Securities Income Fund — 1,491 — 1,477
$ 724,857 $ 258,749 $ 210,381 $ 783,861
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss) *
Blue Chip Fund $ — $ 6,088 $ 2,762 $ (7,571)
Core Fixed Income Fund 7,004 (5,085) — (12,677)
Diversified Real Asset Fund 87 (9) — 451
Equity Income Fund 278 6,456 1,412 (2,470)
Global Emerging Markets Fund 234 126 114 3,052
High Yield Fund 2,406 (378) — (1,553)
Inflation Protection Fund 1,828 (433) — (2,720)
International Equity Fund 2,485 3,158 — 6,242
International Small Company Fund 94 (35) — 312
LargeCap Growth Fund I 322 (1,887) 1,908 1,207
LargeCap S&P 500 Index Fund 696 811 1,378 13,028
LargeCap Value Fund III 488 1,067 2,608 53
MidCap Fund — 220 305 (11)
Principal Capital Appreciation Fund — — — (29)
Principal U.S. Mega-Cap ETF 2 — — 2
Principal U.S. Small-Cap ETF 1 — — (12)
Real Estate Securities Fund 211 8 — 1,703
Short-Term Income Fund 3,561 (130) — (1,502)
SmallCap Fund 33 262 515 1,448
SmallCap S&P 600 Index Fund 38 (1) 82 153
Small-MidCap Dividend Income Fund 89 174 90 1,132
Spectrum Preferred and Capital Securities Income Fund 7 — — (14)
$ 19,864 $ 10,412 $ 11,174 $ 224
Amounts in thousands.
*Includes ($12,039) from merger of Principal LifeTime 2015 Fund.

Schedule of Investments
Real Estate Securities Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .29 % Shares Held Value (000's)
Money Market Funds - 0 .29%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
20,666,983 $ 20,667
TOTAL INVESTMENT COMPANIES $ 20,667
COMMON STOCKS - 99 .62 % Shares Held Value (000's)
Lodging - 2 .73%
Hilton Worldwide Holdings Inc 427,069 $ 136,871
Hyatt Hotels Corp 314,186 54,687
$ 191,558
Real Estate - 0 .67%
Jones Lang LaSalle Inc
(c)
131,696 46,756
REITs - 95 .36%
Acadia Realty Trust 2,280,165 51,235
Agree Realty Corp 1,315,966 102,382
American Healthcare REIT Inc 2,573,010 143,059
American Homes 4 Rent 6,869,636 229,583
American Tower Corp 3,018,072 523,213
Americold Realty Trust Inc 2,389,210 33,664
AvalonBay Communities Inc 1,271,519 236,007
Blackstone Digital Infrastructure Trust Inc
(c)
3,199,191 66,575
Brixmor Property Group Inc 2,347,411 73,967
Cousins Properties Inc 3,843,589 121,265
Digital Realty Trust Inc 1,456,907 274,656
EastGroup Properties Inc 727,364 152,026
Equinix Inc 645,406 657,849
Equity LifeStyle Properties Inc 1,776,077 115,569
Essex Property Trust Inc 743,491 211,256
Extra Space Storage Inc 2,062,255 305,296
Gaming and Leisure Properties Inc 1,944,866 87,111
Healthpeak Properties Inc 5,220,598 113,966
Hudson Pacific Properties Inc
(c)
1,060,602 14,605
InvenTrust Properties Corp 2,546,592 90,175
Iron Mountain Inc 1,364,528 166,909
Kilroy Realty Corp 1,618,181 62,818
Macerich Co/The 2,674,702 69,114
National Health Investors Inc 840,085 64,393
National Healthcare Properties Inc 2,591,503 39,624
NETSTREIT Corp
(a)
4,329,750 92,873
Prologis Inc 2,737,204 395,827
Regency Centers Corp 2,341,792 188,022
Rexford Industrial Realty Inc 3,640,363 137,497
Sabra Health Care REIT Inc 8,264,998 174,970
Saul Centers Inc 97,383 3,318
SBA Communications Corp 1,171,241 211,971
Simon Property Group Inc 517,373 118,670
Smartstop Self Storage REIT Inc 1,376,765 46,177
Terreno Realty Corp 982,684 70,409
Ventas Inc 4,601,391 430,276
Vornado Realty Trust 2,128,399 83,838
Welltower Inc 2,950,095 691,620
Weyerhaeuser Co 1,788,014 44,754
$ 6,696,539
Telecommunications - 0 .86%
Csquare Inc
(c)
3,033,350 60,546
TOTAL COMMON STOCKS $ 6,995,399
Total Investments $ 7,016,066
Other Assets and Liabilities -  0.09% 6,593
TOTAL NET ASSETS - 100.00% $ 7,022,659
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Real Estate Securities Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
NETSTREIT Corp $ 82,892 $ 1,717 $ 4,172 $ 92,873
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 77,998 1,088,148 1,145,479 20,667
$ 160,890 $ 1,089,865 $ 1,149,651 $ 113,540
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
NETSTREIT Corp $ 2,892 $ 26 $ — $ 12,410
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 1,118 — — —
$ 4,010 $ 26 $ — $ 12,410
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .97 % Shares Held Value (000's)
Money Market Funds - 0 .73%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
35,556,136 $ 35,556
Principal Exchange-Traded Funds - 31 .83%
Principal Capital Appreciation Select ETF
(a)
12,298,000 407,064
Principal International Equity ETF
(a)
6,916,387 250,926
Principal Spectrum Preferred Securities Active
ETF
(a)
4,943,000 93,324
Principal U.S. Mega-Cap ETF
(a)
7,893,257 584,969
Principal U.S. Small-Cap ETF
(a)
2,846,700 193,832
Principal Value ETF
(a)
452,000 25,484
$ 1,555,599
Principal Funds, Inc. Class R-6 - 32 .86%
Blue Chip Fund
(a),(c)
1,690,839 71,150
Core Fixed Income Fund
(a)
50,356,060 426,516
Diversified Real Asset Fund
(a)
8,430,946 115,420
Global Emerging Markets Fund
(a)
6,514,975 260,534
Global Macro Fund
(a)
4,825,999 53,906
High Yield Fund
(a)
25,556,819 167,142
International Bond Fund
(a),(c)
6,359,000 63,526
International Equity Index Fund
(a)
10,322,212 160,614
International Small Company Fund
(a)
1,489,563 19,230
LargeCap Growth Fund I
(a)
4,385,947 70,307
Real Estate Securities Fund
(a)
4,756,830 151,886
Small-MidCap Dividend Income Fund
(a)
1,987,769 45,420
$ 1,605,651
Principal Funds, Inc. Institutional Class - 34 .55%
Bond Market Index Fund
(a)
30,213,470 256,210
Equity Income Fund
(a)
7,767,569 355,289
Finisterre Emerging Markets Total Return Bond
Fund
(a)
13,705,568 131,162
Global Listed Infrastructure Fund
(a)
1,599,896 20,559
Government & High Quality Bond Fund
(a)
5,960,187 53,046
Inflation Protection Fund
(a)
4,625,352 35,661
LargeCap S&P 500 Index Fund
(a)
5,876,238 209,370
LargeCap Value Fund III
(a)
8,704,147 173,996
Overseas Fund
(a)
20,185,569 275,129
Short-Term Income Fund
(a)
14,821,915 178,308
$ 1,688,730
TOTAL INVESTMENT COMPANIES $ 4,885,536
Total Investments $ 4,885,536
Other Assets and Liabilities -  0.03% 1,511
TOTAL NET ASSETS - 100.00% $ 4,887,047
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Balanced Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 84,782 $ 14,695 $ 12,009 $ 71,150
Bond Market Index Fund 284,130 65,770 84,467 256,210
Core Fixed Income Fund 590,426 22,686 170,548 426,516
Diversified Real Asset Fund 114,038 49,115 56,456 115,420
Equity Income Fund 344,036 87,482 101,031 355,289
Finisterre Emerging Markets Total Return Bond Fund 110,374 41,404 19,520 131,162
Global Emerging Markets Fund 209,935 55,125 40,629 260,534
Global Listed Infrastructure Fund 22,961 573 4,789 20,559
Global Macro Fund — 48,259 — 53,906
Government & High Quality Bond Fund 53,457 8,263 6,943 53,046
High Yield Fund 206,171 10,940 45,285 167,142
Inflation Protection Fund 118,976 10,150 89,003 35,661
International Bond Fund — 63,590 — 63,526
International Equity Index Fund 160,030 163,534 186,836 160,614
International Small Company Fund 41,127 1,905 25,759 19,230
LargeCap Growth Fund I 73,251 39,471 28,752 70,307
LargeCap S&P 500 Index Fund 102,106 118,189 29,233 209,370
LargeCap Value Fund III 166,021 32,500 22,294 173,996
MidCap Fund 21,044 1,176 20,268 —
Overseas Fund 238,446 40,383 34,369 275,129
Principal Capital Appreciation Fund 472,255 34,317 499,739 —
Principal Capital Appreciation Select ETF — 397,947 — 407,064
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 31,088 126,939 122,471 35,556
Principal International Equity ETF 271,147 — 54,907 250,926
Principal Spectrum Preferred Securities Active ETF — 94,115 — 93,324
Principal U.S. Mega-Cap ETF 587,434 23,727 60,309 584,969
Principal U.S. Small-Cap ETF 167,422 9,657 19,311 193,832
Principal Value ETF — 23,664 — 25,484
Real Estate Securities Fund 29,346 116,232 3,721 151,886
Short-Term Income Fund 128,727 64,633 13,634 178,308
Small-MidCap Dividend Income Fund 72,082 2,350 38,774 45,420
Spectrum Preferred and Capital Securities Income Fund 95,367 3,294 97,386 —
$ 4,796,179 $ 1,772,085 $ 1,888,443 $ 4,885,536

Schedule of Investments
SAM Balanced Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (331) $ 13,593 $ (15,987)
Bond Market Index Fund 8,097 1,128 — (10,351)
Core Fixed Income Fund 15,190 (5,697) — (10,351)
Diversified Real Asset Fund 1,882 4,937 — 3,786
Equity Income Fund 4,566 29,548 21,184 (4,746)
Finisterre Emerging Markets Total Return Bond Fund 6,494 (1,632) — 536
Global Emerging Markets Fund 3,642 3,576 1,771 32,527
Global Listed Infrastructure Fund 449 503 124 1,311
Global Macro Fund 120 — — 5,647
Government & High Quality Bond Fund 1,601 (247) — (1,484)
High Yield Fund 9,501 (324) — (4,360)
Inflation Protection Fund 5,246 (4,910) — 448
International Bond Fund — — — (64)
International Equity Index Fund 7,471 8,331 2,339 15,555
International Small Company Fund 1,210 6,233 — (4,276)
LargeCap Growth Fund I 1,276 858 7,560 (14,521)
LargeCap S&P 500 Index Fund 938 3,084 1,862 15,224
LargeCap Value Fund III 4,767 (164) 25,532 (2,067)
MidCap Fund — 4,377 1,139 (6,329)
Overseas Fund 9,634 447 12,959 30,222
Principal Capital Appreciation Fund 2,242 158,966 30,341 (165,799)
Principal Capital Appreciation Select ETF — — — 9,117
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 2,574 — — —
Principal International Equity ETF 3,580 5,545 — 29,141
Principal Spectrum Preferred Securities Active ETF 794 — — (791)
Principal U.S. Mega-Cap ETF 3,397 20,968 — 13,149
Principal U.S. Small-Cap ETF 850 3,024 — 33,040
Principal Value ETF 216 — — 1,820
Real Estate Securities Fund 1,406 77 — 9,952
Short-Term Income Fund 4,173 35 — (1,453)
Small-MidCap Dividend Income Fund 777 5,173 1,040 4,589
Spectrum Preferred and Capital Securities Income Fund 3,174 6,275 — (7,550)
$ 105,267 $ 249,780 $ 119,444 $ (44,065)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .92 % Shares Held Value (000's)
Money Market Funds - 1 .04%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
19,301,148 $ 19,301
Principal Exchange-Traded Funds - 20 .90%
Principal Capital Appreciation Select ETF
(a)
2,656,000 87,913
Principal International Equity ETF
(a)
1,320,178 47,896
Principal Spectrum Preferred Securities Active
ETF
(a)
2,527,000 47,710
Principal U.S. Mega-Cap ETF
(a)
2,128,648 157,754
Principal U.S. Small-Cap ETF
(a)
680,700 46,349
$ 387,622
Principal Funds, Inc. Class R-6 - 41 .20%
Blue Chip Fund
(a),(c)
523,232 22,018
Core Fixed Income Fund
(a)
37,309,617 316,013
Diversified Real Asset Fund
(a)
3,485,702 47,719
Global Emerging Markets Fund
(a)
1,634,042 65,345
Global Macro Fund
(a)
1,881,678 21,018
High Yield Fund
(a)
12,962,993 84,778
International Bond Fund
(a),(c)
8,014,000 80,060
International Equity Index Fund
(a)
3,242,817 50,458
LargeCap Growth Fund I
(a)
717,197 11,497
Real Estate Securities Fund
(a)
1,481,176 47,294
Small-MidCap Dividend Income Fund
(a)
788,708 18,022
$ 764,222
Principal Funds, Inc. Institutional Class - 36 .78%
Bond Market Index Fund
(a)
14,148,114 119,976
Equity Income Fund
(a)
2,163,012 98,936
Finisterre Emerging Markets Total Return Bond
Fund
(a)
12,404,170 118,708
Global Listed Infrastructure Fund
(a)
666,640 8,567
Government & High Quality Bond Fund
(a)
4,513,406 40,169
Inflation Protection Fund
(a)
8,900,906 68,626
LargeCap S&P 500 Index Fund
(a)
1,699,108 60,539
LargeCap Value Fund III
(a)
925,888 18,509
Overseas Fund
(a)
4,942,056 67,360
Short-Term Income Fund
(a)
6,724,678 80,898
$ 682,288
TOTAL INVESTMENT COMPANIES $ 1,853,433
Total Investments $ 1,853,433
Other Assets and Liabilities -  0.08% 1,525
TOTAL NET ASSETS - 100.00% $ 1,854,958
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 25,708 $ 4,469 $ 3,198 $ 22,018
Bond Market Index Fund 193,078 16,941 85,064 119,976
Core Fixed Income Fund 426,339 14,289 113,672 316,013
Diversified Real Asset Fund 35,088 27,119 17,030 47,719
Equity Income Fund 106,795 13,776 28,419 98,936
Finisterre Emerging Markets Total Return Bond Fund 104,037 30,982 15,502 118,708
Global Emerging Markets Fund 54,062 19,226 17,043 65,345
Global Listed Infrastructure Fund 8,820 221 1,168 8,567
Global Macro Fund — 18,816 — 21,018
Government & High Quality Bond Fund 41,826 5,432 5,799 40,169
High Yield Fund 99,804 5,411 18,074 84,778
Inflation Protection Fund 77,390 14,274 19,940 68,626
International Bond Fund — 80,140 — 80,060
International Equity Index Fund 40,957 34,417 31,418 50,458
International Small Company Fund 10,851 311 11,752 —
LargeCap Growth Fund I 14,337 1,980 2,499 11,497
LargeCap S&P 500 Index Fund 28,140 36,278 9,210 60,539
LargeCap Value Fund III 18,642 3,608 3,403 18,509
MidCap Fund 8,162 489 7,907 —
Overseas Fund 58,987 11,600 10,687 67,360
Principal Capital Appreciation Fund 108,020 8,126 114,592 —
Principal Capital Appreciation Select ETF — 85,944 — 87,913
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 12,321 116,140 109,160 19,301
Principal International Equity ETF 66,148 — 26,407 47,896
Principal Spectrum Preferred Securities Active ETF — 48,113 — 47,710
Principal U.S. Mega-Cap ETF 159,121 — 11,111 157,754
Principal U.S. Small-Cap ETF 37,675 6,476 6,686 46,349
Real Estate Securities Fund 11,422 35,079 2,027 47,294
Short-Term Income Fund 68,063 20,490 6,958 80,898
Small-MidCap Dividend Income Fund 20,306 733 6,130 18,022
Spectrum Preferred and Capital Securities Income Fund 46,957 1,946 48,279 —
$ 1,883,056 $ 662,826 $ 733,135 $ 1,853,433
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (155) $ 4,131 $ (4,806)
Bond Market Index Fund 4,520 819 — (5,798)
Core Fixed Income Fund 10,872 (6,654) — (4,289)
Diversified Real Asset Fund 653 1,730 — 812
Equity Income Fund 1,369 8,636 7,062 (1,852)
Finisterre Emerging Markets Total Return Bond Fund 5,763 (1,300) — 491
Global Emerging Markets Fund 940 895 456 8,205
Global Listed Infrastructure Fund 172 120 48 574
Global Macro Fund 47 — — 2,202
Government & High Quality Bond Fund 1,208 (178) — (1,112)
High Yield Fund 4,736 29 — (2,392)
Inflation Protection Fund 3,214 (2,111) — (987)
International Bond Fund — — — (80)
International Equity Index Fund 1,841 1,184 570 5,318
International Small Company Fund 284 3,096 — (2,506)
LargeCap Growth Fund I 250 2 1,482 (2,323)
LargeCap S&P 500 Index Fund 256 1,054 508 4,277
LargeCap Value Fund III 536 151 2,869 (489)
MidCap Fund — (872) 438 128
Overseas Fund 2,390 159 3,211 7,301
Principal Capital Appreciation Fund 488 34,726 6,586 (36,280)
Principal Capital Appreciation Select ETF — — — 1,969
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 2,252 — — —
Principal International Equity ETF 873 3,861 — 4,294
Principal Spectrum Preferred Securities Active ETF 404 — — (403)
Principal U.S. Mega-Cap ETF 930 2,654 — 7,090
Principal U.S. Small-Cap ETF 206 1,020 — 7,864
Real Estate Securities Fund 402 68 — 2,752
Short-Term Income Fund 2,092 21 — (718)
Small-MidCap Dividend Income Fund 254 1,377 292 1,736
Spectrum Preferred and Capital Securities Income Fund 1,563 2,566 — (3,190)
$ 48,515 $ 52,898 $ 27,653 $ (12,212)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Money Market Funds - 1 .15%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
40,642,580 $ 40,643
Principal Exchange-Traded Funds - 39 .48%
Principal Capital Appreciation Select ETF
(a)
12,189,000 403,456
Principal International Equity ETF
(a)
5,964,025 216,375
Principal Spectrum Preferred Securities Active
ETF
(a)
1,348,000 25,450
Principal U.S. Mega-Cap ETF
(a)
7,465,445 553,264
Principal U.S. Small-Cap ETF
(a)
2,626,800 178,859
Principal Value ETF
(a)
323,000 18,210
$ 1,395,614
Principal Funds, Inc. Class R-6 - 28 .93%
Blue Chip Fund
(a),(c)
1,614,452 67,936
Core Fixed Income Fund
(a)
16,758,369 141,943
Diversified Real Asset Fund
(a)
5,013,847 68,640
Global Emerging Markets Fund
(a)
6,115,076 244,542
Global Macro Fund
(a)
2,565,378 28,655
High Yield Fund
(a)
8,998,725 58,852
International Equity Index Fund
(a)
10,590,044 164,781
International Small Company Fund
(a)
1,284,557 16,584
LargeCap Growth Fund I
(a)
4,528,292 72,589
Real Estate Securities Fund
(a)
3,972,890 126,854
Small-MidCap Dividend Income Fund
(a)
1,378,484 31,498
$ 1,022,874
Principal Funds, Inc. Institutional Class - 30 .45%
Bond Market Index Fund
(a)
7,007,274 59,422
Equity Income Fund
(a)
5,677,351 259,682
Finisterre Emerging Markets Total Return Bond
Fund
(a)
5,879,292 56,265
Global Listed Infrastructure Fund
(a)
2,560,657 32,904
Government & High Quality Bond Fund
(a)
1,728,754 15,386
Inflation Protection Fund
(a)
2,027,410 15,631
LargeCap S&P 500 Index Fund
(a)
4,948,255 176,306
LargeCap Value Fund III
(a)
9,701,783 193,939
Overseas Fund
(a)
19,572,680 266,776
$ 1,076,311
TOTAL INVESTMENT COMPANIES $ 3,535,442
Total Investments $ 3,535,442
Other Assets and Liabilities -  (0.01)% (529)
TOTAL NET ASSETS - 100.00% $ 3,534,913
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 77,208 $ 12,926 $ 7,511 $ 67,936
Bond Market Index Fund 117,103 4,791 58,534 59,422
Core Fixed Income Fund 197,777 4,937 55,624 141,943
Diversified Real Asset Fund 76,189 10,804 25,919 68,640
Equity Income Fund 282,784 50,323 92,039 259,682
Finisterre Emerging Markets Total Return Bond Fund 33,222 31,748 8,157 56,265
Global Emerging Markets Fund 193,069 66,471 49,125 244,542
Global Listed Infrastructure Fund 32,723 817 3,202 32,904
Global Macro Fund — 25,653 — 28,655
Government & High Quality Bond Fund 14,442 4,915 3,426 15,386
High Yield Fund 61,765 6,241 7,499 58,852
Inflation Protection Fund 46,690 2,200 31,485 15,631
International Equity Index Fund 133,925 143,643 133,055 164,781
International Small Company Fund 44,390 1,426 31,387 16,584
LargeCap Growth Fund I 103,294 60,315 70,880 72,589
LargeCap S&P 500 Index Fund 77,879 104,327 21,097 176,306
LargeCap Value Fund III 183,039 33,910 20,834 193,939
MidCap Fund 16,455 885 15,942 —
Overseas Fund 234,443 35,396 33,127 266,776
Principal Capital Appreciation Fund 455,915 33,754 483,398 —
Principal Capital Appreciation Select ETF — 394,420 — 403,456
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 5 502,846 462,208 40,643
Principal International Equity ETF 237,151 — 51,024 216,375
Principal Spectrum Preferred Securities Active ETF — 25,659 — 25,450
Principal U.S. Mega-Cap ETF 492,584 26,592 — 553,264
Principal U.S. Small-Cap ETF 155,391 9,657 19,789 178,859
Principal Value ETF — 16,902 — 18,210
Real Estate Securities Fund 35,444 87,008 4,051 126,854
Small-MidCap Dividend Income Fund 50,865 1,434 27,673 31,498
Spectrum Preferred and Capital Securities Income Fund 26,655 947 27,261 —
$ 3,380,407 $ 1,700,947 $ 1,744,247 $ 3,535,442
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (143) $ 12,390 $ (14,544)
Bond Market Index Fund 4,477 (259) — (3,679)
Core Fixed Income Fund 4,927 (1,103) — (4,044)
Diversified Real Asset Fund 1,431 2,446 — 5,120
Equity Income Fund 3,453 46,759 16,820 (28,145)
Finisterre Emerging Markets Total Return Bond Fund 2,423 (519) — (29)
Global Emerging Markets Fund 3,320 3,959 1,619 30,168
Global Listed Infrastructure Fund 640 332 177 2,234
Global Macro Fund 64 — — 3,002
Government & High Quality Bond Fund 443 (109) — (436)
High Yield Fund 3,161 (112) — (1,543)
Inflation Protection Fund 2,074 (655) — (1,119)
International Equity Index Fund 6,002 5,277 1,895 14,991
International Small Company Fund 1,260 7,696 — (5,541)
LargeCap Growth Fund I 1,801 291 10,674 (20,431)
LargeCap S&P 500 Index Fund 697 2,916 1,386 12,281
LargeCap Value Fund III 5,239 (344) 28,091 (1,832)
MidCap Fund — 3,445 824 (4,843)
Overseas Fund 9,426 308 12,699 29,756
Principal Capital Appreciation Fund 2,144 148,220 28,970 (154,491)
Principal Capital Appreciation Select ETF — — — 9,036
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 840 — — —
Principal International Equity ETF 3,131 5,134 — 25,114
Principal Spectrum Preferred Securities Active ETF 209 — — (209)
Principal U.S. Mega-Cap ETF 3,076 — — 34,088
Principal U.S. Small-Cap ETF 791 3,101 — 30,499
Principal Value ETF 155 — — 1,308
Real Estate Securities Fund 1,183 88 — 8,365
Small-MidCap Dividend Income Fund 549 3,466 732 3,406
Spectrum Preferred and Capital Securities Income Fund 842 1,310 — (1,651)
$ 63,758 $ 231,504 $ 116,277 $ (33,169)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .88 % Shares Held Value (000's)
Money Market Funds - 0 .79%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
16,812,913 $ 16,813
Principal Exchange-Traded Funds - 16 .38%
Principal Active High Yield ETF
(a)
2,073,084 39,281
Principal Capital Appreciation Select ETF
(a)
1,597,000 52,861
Principal International Equity ETF
(a)
1,076,147 39,043
Principal Spectrum Preferred Securities Active
ETF
(a)
3,150,000 59,472
Principal U.S. Mega-Cap ETF
(a)
1,703,095 126,216
Principal U.S. Small-Cap ETF
(a)
472,000 32,138
$ 349,011
Principal Funds, Inc. Class R-6 - 46 .65%
Core Fixed Income Fund
(a)
67,474,789 571,511
Diversified Real Asset Fund
(a)
2,677,859 36,660
Global Emerging Markets Fund
(a)
1,122,641 44,894
Global Macro Fund
(a)
2,518,261 28,129
High Yield Fund
(a)
9,647,364 63,094
International Bond Fund
(a),(c)
16,156,000 161,398
International Equity Index Fund
(a)
2,482,874 38,634
LargeCap Growth Fund I
(a)
419,529 6,725
Real Estate Securities Fund
(a)
1,035,762 33,072
Small-MidCap Dividend Income Fund
(a)
438,628 10,023
$ 994,140
Principal Funds, Inc. Institutional Class - 36 .06%
Bond Market Index Fund
(a)
14,779,944 125,334
Equity Income Fund
(a)
1,636,438 74,851
Finisterre Emerging Markets Total Return Bond
Fund
(a)
20,616,721 197,302
Government & High Quality Bond Fund
(a)
6,116,297 54,435
Inflation Protection Fund
(a)
13,535,463 104,358
LargeCap S&P 500 Index Fund
(a)
619,716 22,080
LargeCap Value Fund III
(a)
1,897,962 37,940
Overseas Fund
(a)
2,359,625 32,162
Short-Term Income Fund
(a)
9,973,475 119,981
$ 768,443
TOTAL INVESTMENT COMPANIES $ 2,128,407
Total Investments $ 2,128,407
Other Assets and Liabilities -  0.12% 2,503
TOTAL NET ASSETS - 100.00% $ 2,130,910
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 277,815 $ 6,018 $ 152,554 $ 125,334
Core Fixed Income Fund 664,890 31,259 105,111 571,511
Diversified Real Asset Fund 23,610 22,077 10,909 36,660
Equity Income Fund 78,885 7,401 16,404 74,851
Finisterre Emerging Markets Total Return Bond Fund 166,788 51,983 20,197 197,302
Global Emerging Markets Fund 16,899 30,691 6,736 44,894
Global Macro Fund — 25,182 — 28,129
Government & High Quality Bond Fund 98,056 2,929 44,681 54,435
High Yield Fund 91,815 4,183 30,984 63,094
Inflation Protection Fund 134,589 24,242 49,600 104,358
International Bond Fund — 161,559 — 161,398
International Equity Index Fund 28,095 24,203 18,395 38,634
LargeCap Growth Fund I 8,381 1,225 1,641 6,725
LargeCap S&P 500 Index Fund 13,000 10,845 3,669 22,080
LargeCap Value Fund III 39,882 7,310 8,511 37,940
MidCap Fund 11,127 699 10,849 —
Overseas Fund 20,663 13,128 4,447 32,162
Principal Active High Yield ETF 39,876 — — 39,281
Principal Capital Appreciation Fund 74,467 4,582 78,083 —
Principal Capital Appreciation Select ETF — 51,677 — 52,861
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 11,601 176,988 171,776 16,813
Principal International Equity ETF 73,225 — 42,879 39,043
Principal Spectrum Preferred Securities Active ETF — 59,968 — 59,472
Principal U.S. Mega-Cap ETF 129,889 — 11,380 126,216
Principal U.S. Small-Cap ETF 29,159 1,908 5,255 32,138
Real Estate Securities Fund 10,688 22,374 1,949 33,072
Short-Term Income Fund 101,952 29,761 10,687 119,981
Small-MidCap Dividend Income Fund 28,131 818 22,263 10,023
Spectrum Preferred and Capital Securities Income Fund 59,325 2,203 60,739 —
$ 2,232,808 $ 775,213 $ 889,699 $ 2,128,407
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5,498 $ 1,849 $ — $ (7,794)
Core Fixed Income Fund 18,033 (4,948) — (14,579)
Diversified Real Asset Fund 503 1,506 — 376
Equity Income Fund 1,097 1,646 6,029 3,323
Finisterre Emerging Markets Total Return Bond Fund 9,253 (1,035) — (237)
Global Emerging Markets Fund 292 310 142 3,730
Global Macro Fund 62 — — 2,947
Government & High Quality Bond Fund 2,504 (1,411) — (458)
High Yield Fund 4,057 (94) — (1,826)
Inflation Protection Fund 5,028 (5,089) — 216
International Bond Fund — — — (161)
International Equity Index Fund 1,301 660 403 4,071
LargeCap Growth Fund I 134 142 796 (1,382)
LargeCap S&P 500 Index Fund 119 489 236 1,415
LargeCap Value Fund III 1,112 (202) 5,949 (539)
MidCap Fund — (1,179) 585 202
Overseas Fund 828 294 1,114 2,524
Principal Active High Yield ETF 2,193 — — (595)
Principal Capital Appreciation Fund 291 25,736 3,935 (26,702)
Principal Capital Appreciation Select ETF — — — 1,184
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 3,726 — — —
Principal International Equity ETF 967 8,330 — 367
Principal Spectrum Preferred Securities Active ETF 496 — — (496)
Principal U.S. Mega-Cap ETF 750 5,067 — 2,640
Principal U.S. Small-Cap ETF 149 831 — 5,495
Real Estate Securities Fund 280 93 — 1,866
Short-Term Income Fund 3,169 28 — (1,073)
Small-MidCap Dividend Income Fund 252 4,932 402 (1,595)
Spectrum Preferred and Capital Securities Income Fund 1,974 4,988 — (5,777)
$ 64,068 $ 42,943 $ 19,591 $ (32,858)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 1 .40%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b)
36,773,380 $ 36,773
Principal Exchange-Traded Funds - 42 .48%
Principal Capital Appreciation Select ETF
(a)
10,385,000 343,744
Principal International Equity ETF
(a)
4,449,130 161,414
Principal U.S. Mega-Cap ETF
(a)
5,703,800 422,709
Principal U.S. Small-Cap ETF
(a)
2,325,500 158,343
Principal Value ETF
(a)
477,000 26,893
$ 1,113,103
Principal Funds, Inc. Class R-6 - 23 .50%
Blue Chip Fund
(a),(c)
1,441,582 60,662
Diversified Real Asset Fund
(a)
3,047,193 41,716
Global Emerging Markets Fund
(a)
6,591,861 263,609
Global Macro Fund
(a)
1,860,626 20,783
International Equity Index Fund
(a)
6,474,177 100,738
International Small Company Fund
(a)
2,194,896 28,336
LargeCap Growth Fund I
(a)
3,819,391 61,225
Real Estate Securities Fund
(a)
463,955 14,814
Small-MidCap Dividend Income Fund
(a)
1,046,815 23,920
$ 615,803
Principal Funds, Inc. Institutional Class - 32 .66%
Equity Income Fund
(a)
6,713,051 307,055
Global Listed Infrastructure Fund
(a)
1,725,526 22,173
Inflation Protection Fund
(a)
2,021,938 15,589
LargeCap S&P 500 Index Fund
(a)
3,831,754 136,525
LargeCap Value Fund III
(a)
7,302,524 145,978
Overseas Fund
(a)
16,746,428 228,254
$ 855,574
TOTAL INVESTMENT COMPANIES $ 2,621,253
Total Investments $ 2,621,253
Other Assets and Liabilities -  (0.04)% (1,122)
TOTAL NET ASSETS - 100.00% $ 2,620,131
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 67,895 $ 12,733 $ 7,157 $ 60,662
Diversified Real Asset Fund 57,727 1,131 23,151 41,716
Equity Income Fund 221,990 120,622 55,953 307,055
Global Emerging Markets Fund 170,520 94,101 34,553 263,609
Global Listed Infrastructure Fund 23,398 585 3,666 22,173
Global Macro Fund — 18,606 — 20,783
Inflation Protection Fund 34,105 1,270 18,762 15,589
International Equity Index Fund 118,984 93,791 127,108 100,738
International Small Company Fund 51,957 2,473 28,430 28,336
LargeCap Growth Fund I 111,534 45,297 75,078 61,225
LargeCap S&P 500 Index Fund 70,166 78,367 23,720 136,525
LargeCap Value Fund III 150,918 29,220 31,193 145,978
MidCap Fund 12,971 780 12,557 —
Overseas Fund 201,201 31,134 30,110 228,254
Principal Capital Appreciation Fund 369,118 32,222 396,189 —
Principal Capital Appreciation Select ETF — 336,045 — 343,744
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 14,720 36,165 14,112 36,773
Principal International Equity ETF 183,344 — 45,171 161,414
Principal U.S. Mega-Cap ETF 376,596 20,022 — 422,709
Principal U.S. Small-Cap ETF 134,013 8,385 13,033 158,343
Principal Value ETF 12,019 12,769 — 26,893
Real Estate Securities Fund 18,133 937 6,306 14,814
Small-MidCap Dividend Income Fund 56,330 1,827 41,086 23,920
$ 2,457,639 $ 978,482 $ 987,335 $ 2,621,253
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 11 $ 10,833 $ (12,820)
Diversified Real Asset Fund 1,064 1,126 — 4,883
Equity Income Fund 3,614 19,691 14,327 705
Global Emerging Markets Fund 2,962 2,304 1,440 31,237
Global Listed Infrastructure Fund 458 396 127 1,460
Global Macro Fund 46 — — 2,177
Inflation Protection Fund 1,098 25 — (1,049)
International Equity Index Fund 4,843 5,722 1,511 9,349
International Small Company Fund 1,488 6,440 — (4,104)
LargeCap Growth Fund I 1,939 152 11,493 (20,680)
LargeCap S&P 500 Index Fund 633 3,127 1,275 8,585
LargeCap Value Fund III 4,307 847 23,073 (3,814)
MidCap Fund — 3,251 708 (4,445)
Overseas Fund 8,153 423 10,969 25,606
Principal Capital Appreciation Fund 1,817 122,444 24,528 (127,595)
Principal Capital Appreciation Select ETF — — — 7,699
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% 562 — — —
Principal International Equity ETF 2,421 7,203 — 16,038
Principal U.S. Mega-Cap ETF 2,352 — — 26,091
Principal U.S. Small-Cap ETF 682 2,019 — 26,959
Principal Value ETF 294 — — 2,105
Real Estate Securities Fund 262 443 — 1,607
Small-MidCap Dividend Income Fund 531 4,709 820 2,140
$ 39,526 $ 180,333 $ 101,104 $ (7,866)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .69 % Shares Held Value (000's)
Money Market Funds - 1 .69%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
788,992 $ 789
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
58,021,178 58,021
$ 58,810
TOTAL INVESTMENT COMPANIES $ 58,810
BONDS - 88 .33%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .26%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,683
General Electric Co
4.30%, 07/29/2030 6,000 5,898
Lockheed Martin Corp
4.50%, 02/15/2029 11,350 11,313
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 9,987
RTX Corp
5.75%, 11/08/2026 8,075 8,098
$ 43,979
Agriculture - 0 .41%
Bunge Ltd Finance Corp
4.10%, 01/07/2028 5,500 5,463
4.20%, 09/17/2029 9,000 8,842
$ 14,305
Airlines - 0 .51%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
7,395 7,397
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
10,600 10,445
$ 17,842
Automobile Asset Backed Securities - 5 .03%
AmeriCredit Automobile Receivables Trust 2025-1
4.22%, 03/19/2029
(d)
4,732 4,731
AmeriCredit Automobile Receivables Trust 2026-1
4.03%, 04/18/2029
(d)
9,000 8,987
ARI Fleet Lease Trust 2026-B
4.34%, 02/15/2035
(d)
4,000 3,990
BofA Auto Trust 2025-1
4.52%, 11/22/2027
(d)
185 185
Chase Auto Owner Trust 2025-1
4.40%, 07/25/2028
(d)
3,924 3,927
Chase Auto Owner Trust 2026-1
4.25%, 07/25/2029
(d)
7,900 7,893
4.53%, 06/25/2031
(d)
9,200 9,182
Chesapeake IV Funding 2026-1 DAC
4.47%, 02/15/2030
(d)
7,100 7,087
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
429 429
Consumer Portfolio Services Auto Trust 2025-B
4.74%, 02/15/2029
(d)
1,646 1,647
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029
(d)
2,126 2,128
CPS Auto Receivables Trust 2026-C
4.52%, 04/15/2030
(d)
7,000 6,998
Enterprise Fleet Financing 2026-2 LLC
4.33%, 02/20/2029
(d)
7,500 7,483
GM Financial Automobile Leasing Trust 2026-2
4.30%, 03/20/2029 8,000 7,977
GM Financial Consumer Automobile Receivables
Trust 2025-3
4.32%, 06/16/2028 3,828 3,831
GM Financial Consumer Automobile Receivables
Trust 2025-4
3.88%, 12/18/2028 6,579 6,570
GM Financial Consumer Automobile Receivables
Trust 2026-2
4.05%, 05/16/2029 9,300 9,278
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
LAD Auto Receivables Trust 2025-3
4.06%, 03/15/2029
(d)
$ 7,896 $ 7,891
Nissan Auto Receivables 2025-B Owner Trust
4.00%, 07/17/2028 16,546 16,533
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,651
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
510 510
Westlake Automobile Receivables Trust 2025-2
4.66%, 09/15/2028
(d)
2,598 2,601
Westlake Automobile Receivables Trust 2025-3
4.31%, 04/17/2028
(d)
4,862 4,862
Westlake Automobile Receivables Trust 2025-P1
4.65%, 02/15/2028
(d)
2,134 2,136
Westlake Automobile Receivables Trust 2026-P2
4.59%, 07/15/2030
(d)
7,650 7,644
World Omni Auto Receivables Trust 2025-A
4.49%, 04/17/2028 603 603
World Omni Auto Receivables Trust 2025-C
4.19%, 10/16/2028 6,516 6,518
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 8,955 8,950
World Omni Auto Receivables Trust 2026-A
3.71%, 04/16/2029 9,900 9,868
World Omni Select Auto Trust 2025-A
4.14%, 05/15/2030 7,363 7,353
$ 175,443
Banks - 16 .72%
AIB Group PLC
5.32%, 05/15/2031
(d),(e)
2,500 2,510
Secured Overnight Financing Rate + 1.65%
Bank of America Corp
4.70%, 04/23/2032
(e)
7,400 7,261
Secured Overnight Financing Rate + 1.04%
4.98%, 01/24/2029
(e)
9,400 9,436
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
9,400 9,447
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
12,100 12,284
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
4.34%, 03/19/2030
(e)
5,250 5,189
Secured Overnight Financing Rate + 0.89%
4.88%, 06/02/2032
(e),(f)
9,000 8,898
Secured Overnight Financing Rate + 0.96%
5.00%, 01/27/2029
(e)
2,000 2,010
Secured Overnight Financing Rate + 0.67%
Bank of New York Mellon Corp/The
4.44%, 06/09/2028
(e)
9,200 9,199
Secured Overnight Financing Rate + 0.68%
Bank of New York Mellon/The
4.73%, 04/20/2029
(e)
5,750 5,762
Secured Overnight Financing Rate + 1.14%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 5,283
4.25%, 02/02/2030
(e),(f)
8,000 7,877
Secured Overnight Financing Rate + 0.73%
4.40%, 09/08/2028
(e)
9,400 9,375
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 7,258
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
4.22%, 05/24/2030
(e)
11,000 10,755
Secured Overnight Financing Rate + 0.93%

Schedule of Investments
Short-Term Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
4.79%, 05/09/2029
(d),(e)
$ 8,000 $ 7,987
Secured Overnight Financing Rate + 1.45%
5.09%, 05/09/2031
(d),(e)
8,600 8,586
Secured Overnight Financing Rate + 1.68%
CaixaBank SA
4.82%, 04/22/2032
(d),(e)
2,700 2,651
Secured Overnight Financing Rate + 1.21%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 6,921
5.99%, 10/03/2028 3,440 3,529
Citibank NA
4.88%, 11/19/2027
(e)
8,000 8,013
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
4.54%, 09/19/2030
(e)
9,500 9,387
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
8,000 8,046
Secured Overnight Financing Rate + 1.36%
Danske Bank A/S
5.00%, 03/27/2032
(d),(e)
12,000 11,881
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.98%
Deutsche Bank AG/New York NY
4.47%, 12/10/2031
(e)
5,000 4,874
Secured Overnight Financing Rate + 1.10%
5.41%, 05/10/2029 6,100 6,202
6.82%, 11/20/2029
(e)
7,100 7,386
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
3,400 3,390
Secured Overnight Financing Rate + 1.49%
Fifth Third Bank NA
4.97%, 01/28/2028
(e)
2,800 2,805
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 8,504
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
9,500 9,477
Secured Overnight Financing Rate + 1.73%
4.52%, 01/21/2032
(e)
5,000 4,853
Secured Overnight Financing Rate + 0.96%
5.21%, 01/28/2031
(e)
11,000 11,025
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(e)
11,000 11,018
Secured Overnight Financing Rate + 1.58%
5.24%, 07/21/2032
(e)
6,200 6,188
Secured Overnight Financing Rate + 1.17%
5.73%, 04/25/2030
(e)
8,235 8,383
Secured Overnight Financing Rate + 1.27%
Huntington Bancshares Inc/OH
4.62%, 01/28/2032
(e)
11,000 10,702
Secured Overnight Financing Rate + 0.99%
JPMorgan Chase & Co
4.45%, 12/05/2029
(e)
6,650 6,599
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
8,400 8,382
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
6,000 6,022
Secured Overnight Financing Rate + 0.80%
5.04%, 07/23/2032
(e)
4,550 4,530
Secured Overnight Financing Rate + 1.02%
5.57%, 04/22/2028
(e)
6,200 6,243
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
6,200 6,303
Secured Overnight Financing Rate + 1.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Keybank National Association
5.85%, 11/15/2027 $ 13,900 $ 14,092
Lloyds Banking Group PLC
4.24%, 02/10/2030
(e)
6,600 6,489
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.60%
Mizuho Bank Ltd
4.70%, 04/16/2031
(d)
2,300 2,285
Mizuho Financial Group Inc
4.71%, 07/08/2031
(e)
9,300 9,169
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
2.48%, 01/21/2028
(e)
6,000 5,943
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
10,000 9,890
Secured Overnight Financing Rate + 1.10%
5.17%, 01/16/2030
(e)
9,350 9,395
Secured Overnight Financing Rate + 1.45%
5.17%, 07/14/2032
(e)
5,000 4,981
Secured Overnight Financing Rate + 1.16%
5.23%, 01/15/2031
(e)
7,500 7,538
Secured Overnight Financing Rate + 1.11%
5.65%, 04/13/2028
(e)
2,575 2,595
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
6,200 6,304
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
10,500 10,549
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.95%, 11/15/2028 9,500 9,570
Secured Overnight Financing Rate + 1.30%
4.96%, 08/15/2030
(e)
9,500 9,494
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(e)
8,750 8,717
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
6,400 6,447
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
4.40%, 04/17/2030
(e)
5,800 5,724
Secured Overnight Financing Rate + 0.84%
4.70%, 08/06/2031
(e)
9,300 9,181
Secured Overnight Financing Rate + 1.06%
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
10,500 10,586
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
5.51%, 05/22/2031
(d),(e)
9,300 9,357
Secured Overnight Financing Rate + 1.65%
Swedbank AB
5.00%, 11/20/2029
(d)
8,500 8,583
Texas Capital Bancshares Inc
5.30%, 02/27/2032
(e)
9,500 9,303
Secured Overnight Financing Rate + 1.94%
Toronto-Dominion Bank/The
4.36%, 04/23/2029 6,200 6,133
Truist Financial Corp
4.60%, 01/27/2032
(e)
4,600 4,491
Secured Overnight Financing Rate + 0.97%
4.68%, 04/23/2032
(e)
7,800 7,620
Secured Overnight Financing Rate + 1.09%
7.16%, 10/30/2029
(e)
8,000 8,377
Secured Overnight Financing Rate + 2.45%

Schedule of Investments
Short-Term Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
3.87%, 01/12/2029
(d),(e)
$ 13,000 $ 12,858
3 Month USD LIBOR + 1.41%
US Bancorp
4.48%, 01/26/2032
(e)
9,250 9,016
Secured Overnight Financing Rate + 0.87%
5.10%, 07/23/2030
(e)
4,800 4,834
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
3,675 3,721
Secured Overnight Financing Rate + 1.56%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
8,750 8,760
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
4.84%, 05/20/2032
(e)
9,100 8,976
Secured Overnight Financing Rate + 0.97%
5.15%, 04/23/2031
(e)
9,500 9,539
Secured Overnight Financing Rate + 1.50%
5.24%, 01/24/2031
(e)
4,250 4,278
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
6,200 6,247
Secured Overnight Financing Rate + 1.07%
$ 583,473
Biotechnology - 0 .61%
Amgen Inc
5.15%, 03/02/2028 9,100 9,170
Gilead Sciences Inc
4.60%, 05/20/2031 6,700 6,619
4.80%, 11/15/2029 5,500 5,520
$ 21,309
Building Materials - 0 .26%
Vulcan Materials Co
4.95%, 12/01/2029 9,000 9,037
Chemicals - 0 .41%
Sherwin-Williams Co/The
4.30%, 08/15/2028 8,000 7,939
4.50%, 08/15/2030 6,500 6,396
$ 14,335
Commercial Mortgage Backed Securities - 11 .73%
1301 Trust 2025-AOA
5.06%, 08/11/2042
(d),(g)
8,400 8,330
ALA Trust 2025-OANA
5.42%, 06/15/2040
(d)
9,300 9,335
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
5,227 5,210
ARES Trust 2025-IND3
5.18%, 04/15/2042
(d)
9,200 9,206
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Commercial Mortgage Trust 2024-UNIV
5.17%, 11/15/2041
(d)
8,900 8,917
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(d),(g)
8,200 8,042
BFLD Commercial Mortgage Trust 2025-660F
5.18%, 11/15/2042
(d)
8,750 8,761
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BODI Commercial Mortgage Trust 2026-DC1
5.36%, 03/13/2052
(d),(g)
9,300 9,213
Bridge Commercial Mortgage Trust 2026-MF
4.93%, 06/15/2039
(d)
9,300 9,312
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX 2024-PALM
5.22%, 06/15/2037
(d)
$ 9,607 $ 9,600
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
4.64%, 11/15/2038
(d)
8,041 8,041
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2024-AIRC
5.37%, 08/15/2041
(d)
14,463 14,524
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
4.97%, 12/15/2039
(d)
1,442 1,444
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Commercial Mortgage Trust 2026-VLT9
5.38%, 03/15/2045
(d)
12,400 12,369
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2021-BXMF
4.43%, 10/15/2026
(d)
2,326 2,325
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2025-DIME
4.83%, 02/15/2035
(d)
9,400 9,375
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
BX Trust 2025-TAIL
5.08%, 06/15/2035
(d)
12,200 12,223
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
BX Trust 2025-VOLT
5.38%, 12/15/2044
(d)
12,000 11,970
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2026-CIP
4.88%, 05/15/2038
(d)
7,613 7,618
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
BX Trust 2026-CLS
5.08%, 05/15/2043
(d)
5,300 5,310
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
BX Trust 2026-OPTM
4.88%, 03/15/2039
(d)
9,500 9,470
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
BX Trust 2026-PNDA
4.98%, 05/15/2043
(d)
5,300 5,310
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
CHI Commercial Mortgage Trust 2025-110W
5.10%, 12/13/2040
(d),(g)
9,700 9,543
CONE Commercial Mortgage Trust 2026-ACD6
6.06%, 07/15/2043
(d),(g)
9,300 9,223
CONE Commercial Mortgage Trust 2026-DFW3
5.57%, 05/15/2043
(d),(g)
4,800 4,745
CRSNT Trust 2026-MOON
5.08%, 02/15/2043
(d)
10,000 10,003
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
DBC 2025-DBC Mortgage Trust
5.03%, 11/15/2042
(d)
10,000 10,012
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
ELP Commercial Mortgage Trust 2025-ELP
4.60%, 11/13/2042
(d),(g)
10,000 9,787

Schedule of Investments
Short-Term Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GGP Commercial Mortgage Trust 2026-SSP
5.29%, 07/05/2043
(d),(g)
$ 9,200 $ 9,128
GSAT Trust 2025-BMF
5.18%, 07/15/2040
(d)
8,800 8,796
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
GSJP Trust 2025-BEDS
5.18%, 12/15/2042
(d)
9,500 9,445
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
KRE Commercial Mortgage Trust 2025-AIP4
4.98%, 03/15/2042
(d)
11,773 11,747
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
KRE Commercial Mortgage Trust 2026-ICNA
5.53%, 05/15/2043
(d)
9,300 9,311
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.85%
LBA Trust 2024-7IND
5.12%, 10/15/2041
(d)
6,534 6,540
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LEX Trust 2026-450
5.03%, 03/15/2043
(d)
3,750 3,755
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
Life 2022-BMR Mortgage Trust
4.97%, 05/15/2039
(d)
18,400 17,250
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.27%, 05/15/2041
(d)
15,000 14,798
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MTN Commercial Mortgage Trust 2026-LPFX
4.99%, 05/15/2043
(d),(g)
7,000 6,932
NYC Commercial Mortgage Trust 2025-28L
4.82%, 11/05/2038
(d),(g)
9,000 8,905
NYC Commercial Mortgage Trust 2026-1PARK
4.96%, 02/15/2043
(d)
8,000 8,000
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
PENN Commercial Mortgage Trust 2025-P11
5.34%, 08/10/2042
(d),(g)
7,000 7,015
PRM5 Trust 2025-PRM5
4.47%, 03/10/2033
(d),(g)
5,000 4,950
PSA Trust 2026-STOR
0.00%, 08/15/2031
(d),(g),(h),(i)
4,150 4,196
SLG Office Trust 2026-OMA
4.97%, 04/15/2041
(d),(g)
9,500 9,394
SPGN Trust 2026-TFLM
4.98%, 02/15/2041
(d)
12,500 12,473
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
TEXAS Commercial Mortgage Trust 2025-TWR
4.97%, 04/15/2042
(d)
7,500 7,491
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
5.94%, 03/15/2040
(d),(g)
10,000 10,015
$ 409,359
Computers - 1 .63%
Accenture Capital Inc
4.75%, 07/10/2029 6,150 6,148
5.00%, 07/10/2031 6,150 6,123
Apple Inc
4.00%, 05/12/2028 9,500 9,444
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp
4.75%, 04/01/2028 $ 4,000 $ 4,004
5.00%, 04/01/2030 9,250 9,248
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 12,500 12,461
4.55%, 10/15/2029 9,500 9,397
$ 56,825
Credit Card Asset Backed Securities - 0 .14%
Robinhood Credit Card Trust
4.80%, 07/21/2031
(d)
5,000 4,980
Diversified Financial Services - 0 .99%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.38%, 11/15/2030 7,500 7,293
6.45%, 04/15/2027 9,127 9,236
Charles Schwab Corp/The
4.74%, 05/21/2030
(e)
7,800 7,782
Secured Overnight Financing Rate + 0.78%
Citadel Finance LLC
5.15%, 02/14/2031
(d)
7,500 7,287
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032
(d)
3,000 2,935
$ 34,533
Electric - 6 .25%
AES Corp/The
5.20%, 07/15/2029 1,250 1,251
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
8,800 9,010
Black Hills Corp
4.55%, 01/31/2031 5,750 5,604
Consumers Energy Co
4.90%, 02/15/2029 8,200 8,247
Dominion Energy Inc
4.60%, 05/15/2028 9,000 8,984
DTE Energy Co
3.40%, 06/15/2029 2,000 1,924
5.10%, 03/01/2029 5,000 5,038
Evergy Inc
4.25%, 03/15/2029 4,000 3,943
Evergy Kansas Central Inc
4.70%, 03/13/2028 4,100 4,099
Evergy Missouri West Inc
4.70%, 05/21/2029
(d)
6,200 6,175
Exelon Corp
5.15%, 03/15/2029 6,330 6,383
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,557
ITC Holdings Corp
4.88%, 04/15/2031
(d)
5,200 5,137
NextEra Energy Capital Holdings Inc
4.69%, 09/01/2027 5,000 5,008
4.90%, 02/28/2028 3,458 3,473
4.90%, 03/15/2029 10,000 10,043
NRG Energy Inc
4.73%, 10/15/2030
(d)
7,100 6,931
OGE Energy Corp
5.45%, 05/15/2029 10,000 10,155
PacifiCorp
4.25%, 03/15/2029 6,250 6,149
5.10%, 02/15/2029 9,050 9,102
Public Service Enterprise Group Inc
4.90%, 03/15/2030 4,100 4,088
5.20%, 04/01/2029 10,000 10,090
5.88%, 10/15/2028 8,000 8,175
Southern Co/The
5.50%, 03/15/2029 8,300 8,444

Schedule of Investments
Short-Term Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Power Co
4.25%, 10/01/2030 $ 6,250 $ 6,089
4.80%, 06/15/2031 6,200 6,130
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,346
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 19,364
5.00%, 04/30/2031
(d)
4,975 4,899
WEC Energy Group Inc
4.75%, 01/15/2028 5,000 5,011
Wisconsin Public Service Corp
4.55%, 12/01/2029 5,500 5,471
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,891
$ 218,211
Electronics - 0 .18%
Tyco Electronics Group SA
4.50%, 02/09/2031 6,400 6,304
Environmental Control - 0 .26%
Republic Services Inc
4.75%, 07/15/2030 9,000 8,978
Food - 0 .45%
Mars Inc
4.60%, 03/01/2028
(d)
6,300 6,302
4.80%, 03/01/2030
(d)
9,400 9,368
$ 15,670
Forest Products & Paper - 0 .28%
Georgia-Pacific LLC
4.40%, 05/15/2029
(d)
4,900 4,853
4.60%, 05/15/2031
(d)
4,900 4,813
$ 9,666
Gas - 0 .40%
NiSource Inc
4.75%, 05/18/2031 11,500 11,367
5.25%, 03/30/2028 2,700 2,724
$ 14,091
Healthcare - Products - 1 .01%
Abbott Laboratories
3.70%, 03/09/2029 9,000 8,794
4.00%, 03/15/2031 11,000 10,631
Augusta SpinCo Corp
4.40%, 03/23/2029 6,000 5,937
4.66%, 03/23/2031 6,000 5,902
Solventum Corp
5.40%, 03/01/2029 3,877 3,925
$ 35,189
Healthcare - Services - 0 .40%
Centene Corp
4.25%, 12/15/2027 8,956 8,922
HCA Inc
4.30%, 11/15/2030 2,000 1,939
5.88%, 02/01/2029 3,000 3,058
$ 13,919
Home Equity Asset Backed Securities - 2 .66%
JP Morgan Mortgage Trust 2023-HE1
5.37%, 11/25/2053
(d)
797 797
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
5.32%, 03/20/2054
(d)
3,682 3,688
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.22%, 05/20/2054
(d)
3,065 3,073
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities (continued)
JP Morgan Mortgage Trust 2025-HE3
4.97%, 03/20/2056
(d)
$ 9,005 $ 9,053
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.35%
JP Morgan Mortgage Trust 2026-ACES1
4.89%, 04/25/2066
(d),(g)
8,867 8,728
JP Morgan Mortgage Trust 2026-CES1
4.91%, 06/25/2056
(d),(g)
11,064 10,937
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
5,203 5,210
JP Morgan Mortgage Trust Series 2024-HE3
4.82%, 02/25/2055
(d)
6,962 6,974
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(g)
5,411 5,418
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(g)
8,648 8,655
JP Morgan Mortgage Trust Series 2025-CES7
5.06%, 04/25/2056
(d),(g)
8,069 8,000
JP Morgan Mortgage Trust Series 2025-HE1
4.77%, 07/20/2055
(d)
15,324 15,333
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
JP Morgan Mortgage Trust Series 2026-HE1
4.87%, 09/20/2056
(d)
6,801 6,825
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
$ 92,691
Insurance - 2 .11%
Aon North America Inc
5.15%, 03/01/2029 12,000 12,095
Arthur J Gallagher & Co
4.85%, 12/15/2029 4,200 4,200
Brown & Brown Inc
4.90%, 06/23/2030 3,700 3,666
Guardian Life Global Funding
4.40%, 12/11/2030
(d)
9,400 9,196
Markel Group Inc
3.50%, 11/01/2027 4,719 4,652
New York Life Global Funding
4.60%, 12/05/2029
(d)
4,800 4,777
4.60%, 06/03/2030
(d)
9,350 9,260
Northwestern Mutual Global Funding
4.96%, 01/13/2030
(d)
12,200 12,217
5.07%, 03/25/2027
(d)
9,500 9,550
Travelers Cos Inc/The
4.95%, 07/24/2031 4,100 4,096
$ 73,709
Internet - 1 .28%
Alphabet Inc
3.70%, 02/15/2029
(f)
7,800 7,640
3.88%, 11/15/2028 4,500 4,439
4.10%, 11/15/2030 7,250 7,047
Amazon.com Inc
4.25%, 03/13/2031 9,000 8,730
4.60%, 07/09/2029 9,400 9,368
eBay Inc
4.25%, 03/06/2029 7,500 7,402
$ 44,626
Machinery - Diversified - 0 .28%
Ingersoll Rand Inc
5.20%, 06/15/2027 6,000 6,035
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 3,850 3,838
$ 9,873

Schedule of Investments
Short-Term Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0 .55%
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.10%, 06/01/2029 $ 13,000 $ 13,194
Space Exploration Technologies Corp
5.35%, 07/15/2031
(d)
6,000 5,840
$ 19,034
Mining - 0 .42%
Anglo American Capital PLC
4.63%, 03/19/2031
(d)
9,000 8,802
Glencore Funding LLC
5.19%, 04/01/2030
(d)
6,000 6,018
$ 14,820
Miscellaneous Manufacturers - 0 .32%
Eaton Corp
3.95%, 03/06/2029 8,000 7,857
4.20%, 03/06/2031 3,300 3,201
$ 11,058
Mortgage Backed Securities - 2 .82%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(g)
5,581 5,515
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
3,031 3,035
CHL Mortgage Pass-Through Trust 2003-46
5.74%, 01/19/2034
(g)
73 72
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
2,680 2,375
JP Morgan Mortgage Trust 2004-A3
5.92%, 07/25/2034
(g)
64 62
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 71 66
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
8,270 7,535
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
181 181
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
3,806 3,799
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(d),(g)
1,123 1,123
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
493 488
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
3,243 2,928
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(g)
3,639 3,628
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
8,673 7,661
PHH Mortgage Trust Series 2008-CIM1
6.01%, 06/25/2038 388 358
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
7,729 6,870
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
5,350 4,900
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
14,446 12,769
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
13,993 12,388
Sequoia Mortgage Trust 2024-2
5.90%, 03/25/2054
(d),(g)
552 551
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
3,421 3,426
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2025-1
6.00%, 01/25/2055
(d),(g)
$ 1,150 $ 1,151
Sequoia Mortgage Trust 2025-S2
4.00%, 11/25/2055
(d),(g)
1,820 1,718
Sequoia Mortgage Trust 2026-HYB1
4.67%, 04/25/2056
(d),(g)
8,369 8,167
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
16 15
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
3,953 3,373
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
3,322 3,027
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,367 1,225
$ 98,408
Office & Business Equipment - 0 .31%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,933
Oil & Gas - 0 .94%
Canadian Natural Resources Ltd
5.00%, 12/15/2029 4,800 4,827
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,556
5.20%, 04/18/2027 8,150 8,188
EOG Resources Inc
4.40%, 07/15/2028 4,600 4,589
Shell Finance US Inc
4.13%, 11/06/2030 7,800 7,612
$ 32,772
Oil & Gas Services - 0 .37%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
6,400 6,427
5.00%, 11/15/2029
(d)
6,400 6,444
$ 12,871
Other Asset Backed Securities - 10 .55%
1988 CLO 2 Ltd
4.95%, 04/15/2038
(d)
12,500 12,522
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
1988 CLO 3 Ltd
5.00%, 10/15/2038
(d)
9,500 9,511
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.25%
720 East CLO V Ltd
4.98%, 07/20/2038
(d)
5,500 5,500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.25%
AB BSL CLO 4 Ltd
5.03%, 04/20/2038
(d)
9,500 9,511
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Ares LIV CLO Ltd
5.06%, 07/15/2038
(d)
4,500 4,508
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
Bardot CLO Ltd
4.71%, 10/22/2032
(d)
5,931 5,932
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
1,874 1,882
CCG Receivables Trust 2025-2
4.14%, 08/15/2034
(d)
5,750 5,733

Schedule of Investments
Short-Term Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
CCG Receivables Trust 2026-1
4.45%, 01/17/2034
(d)
$ 9,300 $ 9,279
Cerberus Loan Funding XXIV LP
5.10%, 07/15/2030
(d)
4,598 4,594
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
17,892 13,984
1.69%, 07/15/2060
(d)
12,953 10,670
Dell Equipment Finance Trust 2025-2
4.10%, 02/22/2028
(d)
5,974 5,972
Dell Equipment Finance Trust 2026-1
4.24%, 07/24/2028
(d)
8,400 8,394
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
2,648 2,651
DLLAD 2024-1 LLC
5.50%, 08/20/2027
(d)
116 116
DLLAD 2025-1 LLC
4.46%, 11/20/2028
(d)
9,896 9,900
Empower CLO 2025-1 Ltd
5.04%, 07/20/2038
(d)
12,600 12,622
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
GreatAmerica Leasing Receivables Funding LLC
Series 2026-1
4.47%, 01/16/2029
(d)
5,500 5,501
Kubota Credit Owner Trust 2026-1
3.84%, 01/16/2029
(d)
9,500 9,446
Lake Shore MM CLO II Ltd
5.15%, 10/17/2031
(d)
809 808
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XL-R Ltd
5.08%, 10/16/2038
(d)
12,750 12,753
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Magnetite XLVII Ltd
5.14%, 01/25/2038
(d)
6,250 6,264
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
Maranon Loan Funding 2021-3 Ltd
5.50%, 10/15/2036
(d)
6,300 6,306
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
936 914
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
3,686 3,759
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
8,901 8,825
MVW 2026-1 LLC
4.67%, 03/20/2043
(d)
6,752 6,674
Navesink CLO 2 Ltd
4.94%, 01/15/2036
(d)
6,250 6,253
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.19%
New Mountain CLO 6 Ltd
5.13%, 10/15/2037
(d)
6,300 6,307
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
4.93%, 03/31/2038
(d)
9,500 9,519
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
4.96%, 07/20/2037
(d)
12,000 12,000
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Oaktree CLO 2024-25 Ltd
4.94%, 04/20/2039
(d)
$ 6,300 $ 6,300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.21%
PFS Financing Corp
4.18%, 03/15/2031
(d)
8,000 7,892
4.49%, 05/15/2031
(d)
4,200 4,174
4.85%, 02/15/2030
(d)
12,550 12,607
4.95%, 02/15/2029
(d)
13,350 13,389
5.52%, 10/15/2028
(d)
4,500 4,512
Sierra Timeshare 2026-2 Receivables Funding LLC
4.98%, 05/20/2043
(d)
10,200 10,192
Signal Peak CLO 11 Ltd
5.18%, 07/18/2037
(d)
6,250 6,264
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
T-Mobile US Trust 2025-2
4.34%, 04/22/2030
(d)
13,000 12,992
Trafigura Securitisation Finance PLC
5.12%, 12/15/2029
(d)
7,400 7,382
5.98%, 11/15/2027
(d)
15,000 15,088
Verizon Master Trust
4.17%, 08/20/2030 5,500 5,489
4.35%, 08/20/2032
(d)
5,500 5,445
4.62%, 11/20/2030 9,700 9,723
Verizon Master Trust Series 2026-1
3.94%, 02/20/2031 9,000 8,931
Verizon Master Trust Series 2026-2
4.51%, 06/21/2032 9,250 9,215
$ 368,205
Packaging & Containers - 0 .23%
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 8,000 8,052
Pharmaceuticals - 2 .52%
AbbVie Inc
4.13%, 03/15/2031 6,900 6,689
4.80%, 03/15/2029 10,000 10,031
Astrazeneca Finance LLC
4.00%, 03/02/2031 9,250 8,937
4.85%, 02/26/2029 9,400 9,460
Eli Lilly & Co
4.50%, 02/09/2029 10,000 10,017
4.55%, 02/12/2028 6,250 6,264
4.75%, 02/12/2030 4,300 4,312
Novartis Capital Corp
3.90%, 11/05/2028 7,250 7,163
4.10%, 11/05/2030 7,500 7,303
Pfizer Inc
3.88%, 11/15/2027 9,000 8,948
4.20%, 11/15/2030 9,000 8,800
$ 87,924
Pipelines - 2 .53%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,606
Enbridge Inc
5.30%, 04/05/2029 3,850 3,901
5.90%, 11/15/2026 11,275 11,310
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,249
5.55%, 02/15/2028 8,000 8,098
Kinder Morgan Inc
5.00%, 02/01/2029 8,000 8,045
5.10%, 08/01/2029 6,000 6,057
ONEOK Inc
4.25%, 09/24/2027 11,700 11,657
4.40%, 10/15/2029 7,900 7,788
5.55%, 11/01/2026 6,000 6,013

Schedule of Investments
Short-Term Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
4.63%, 06/30/2030 $ 8,750 $ 8,630
$ 88,354
REITs - 2 .60%
American Homes 4 Rent LP
4.95%, 06/15/2030 5,998 5,959
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,183
5.49%, 03/15/2053
(d)
11,585 11,657
Omega Healthcare Investors Inc
5.20%, 07/01/2030 6,000 5,967
Public Storage Operating Co
4.35%, 04/16/2027 9,550 9,572
Secured Overnight Financing Rate + 0.70%
4.38%, 07/01/2030 9,250 9,109
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 19,228
2.33%, 07/15/2052
(d)
2,800 2,700
Store Capital LLC
4.95%, 02/11/2031 8,800 8,614
Welltower OP LLC
4.50%, 07/01/2030 12,000 11,831
$ 90,820
Semiconductors - 1 .22%
Advanced Micro Devices Inc
4.21%, 09/24/2026 6,300 6,297
4.32%, 03/24/2028 6,300 6,284
Broadcom Inc
4.60%, 07/15/2030 9,500 9,331
Intel Corp
4.65%, 06/01/2031 3,300 3,227
Marvell Technology Inc
4.75%, 07/15/2030 9,500 9,375
Texas Instruments Inc
4.60%, 02/08/2029 8,000 8,013
$ 42,527
Software - 1 .91%
Fidelity National Information Services Inc
4.55%, 03/10/2029 9,000 8,919
4.80%, 03/10/2031 7,000 6,876
Oracle Corp
4.20%, 09/27/2029 9,300 8,910
4.80%, 08/03/2028 9,400 9,315
4.95%, 02/04/2031 9,500 9,074
Roper Technologies Inc
4.50%, 10/15/2029
(f)
7,400 7,318
Take-Two Interactive Software Inc
4.95%, 03/28/2028 8,700 8,740
5.40%, 06/12/2029 7,400 7,491
$ 66,643
Student Loan Asset Backed Securities - 4 .00%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
1,267 1,208
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
1,564 1,514
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
3,402 3,109
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
1,404 1,253
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
6,554 5,622
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
2,021 1,752
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
4,045 3,786
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
3,062 3,073
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Education Loan Trust 2025-A
5.02%, 07/15/2055
(d)
$ 3,768 $ 3,753
Navient Education Loan Trust 2026-A
4.86%, 09/15/2056
(d)
6,423 6,335
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
4 4
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
1,310 1,276
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
2,004 1,909
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
1,313 1,238
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
1,488 1,394
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
1,849 1,757
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
2,109 1,934
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
4,863 4,433
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
4,668 4,222
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
7,077 6,283
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
3,115 2,745
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
2,942 2,671
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
1,688 1,704
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
6,161 6,240
Navient Refinance Loan Trust 2025-B
4.72%, 09/15/2055
(d)
9,743 9,618
Navient Refinance Loan Trust 2026-A
4.50%, 01/18/2056
(d)
6,973 6,830
Navient Refinance Loan Trust 2026-B
5.07%, 06/15/2056
(d)
8,300 8,255
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
8,920 8,485
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
3,171 3,000
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
4,294 4,098
SLM Private Credit Student Loan Trust 2004-A
4.33%, 06/15/2033 53 53
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
4.22%, 06/15/2039 6,983 6,806
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.13%, 12/15/2039 3,905 3,814
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
4,139 3,817
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
5,421 5,123
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
5,427 5,138
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
5,383 5,294
$ 139,546
Telecommunications - 1 .16%
AT&T Inc
4.70%, 08/15/2030 9,000 8,886

Schedule of Investments
Short-Term Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cisco Systems Inc
4.75%, 02/24/2030 $ 9,400 $ 9,403
4.85%, 02/26/2029 8,000 8,052
Crown Castle Towers LLC
4.24%, 07/15/2048
(d)
1,650 1,631
NTT Finance Corp
4.62%, 07/16/2028
(d)
9,300 9,261
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(d)
3,325 3,329
$ 40,562
Transportation - 0 .62%
Ryder System Inc
1.75%, 09/01/2026 11,000 10,977
5.00%, 09/15/2031
(h)
10,750 10,684
$ 21,661
TOTAL BONDS $ 3,082,537
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10 .01%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.04%, 09/01/2035 $ 8 $ 8
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
5.69%, 02/01/2037 12 12
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.92%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
6.00%, 01/01/2035 2 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.01%, 07/01/2034 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.02%, 12/01/2032 4 5
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.14%, 07/01/2034 9 9
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.56%
6.14%, 02/01/2035 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
6.30%, 08/01/2034 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
6.42%, 10/01/2035 29 29
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
$ 69
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 1 1
U.S. Treasury - 10 .01%
3.25%, 06/30/2029 83,700 81,235
3.88%, 07/31/2027 85,000 84,746
3.88%, 03/31/2028 114,000 113,301
4.00%, 01/15/2027
(f)
70,100 70,122
$ 349,404
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 349,482
Total Investments $ 3,490,829
Other Assets and Liabilities -  (0.03)% (1,052)
TOTAL NET ASSETS - 100.00% $ 3,489,777
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,379 or
0.35% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,513,853 or 43.38% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,955 or 0.34% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security

Schedule of Investments
Short-Term Income Fund
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 179,090 $ 1,426,226 $ 1,547,295 $ 58,021
$ 179,090 $ 1,426,226 $ 1,547,295 $ 58,021
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 2,464 $ — $ — $ —
$ 2,464 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Treasury Note; September 2026 Long 589 $ 121,104 $ (434)
US 5 Year Treasury  Note; September 2026 Short 802 84,993 866
Total $ 432
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .74 % Shares Held Value (000's)
Money Market Funds - 1 .74%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
1,469,489 $ 1,469
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(c)
34,816,830 34,817
$ 36,286
TOTAL INVESTMENT COMPANIES $ 36,286
COMMON STOCKS - 98 .49 % Shares Held Value (000's)
Aerospace & Defense - 2 .07%
AAR Corp
(d)
177,500 $ 24,857
Aevex Corp
(d)
619,535 10,303
Kratos Defense & Security Solutions Inc
(d)
172,000 8,015
$ 43,175
Agriculture - 0 .95%
Darling Ingredients Inc
(d)
324,900 19,702
Apparel - 1 .11%
Crocs Inc
(d)
181,000 23,170
Banks - 10 .87%
Ameris Bancorp 264,700 23,084
First Horizon Corp 1,110,300 28,468
FNB Corp/PA 1,406,696 26,587
Forbright Inc
(d)
566,200 11,199
Independent Bank Corp/MI 124,100 4,741
Old National Bancorp/IN 1,429,100 38,071
Renasant Corp 708,100 30,852
UMB Financial Corp 240,200 35,004
Wintrust Financial Corp 176,500 28,159
$ 226,165
Beverages - 0 .39%
Suja Life Inc
(d)
770,300 8,157
Biotechnology - 9 .02%
Alumis Inc
(d)
404,300 11,422
Axsome Therapeutics Inc
(d)
132,800 28,949
Bridgebio Pharma Inc
(d)
338,500 27,110
Cytokinetics Inc
(d)
411,555 31,743
Denali Therapeutics Inc
(d)
561,500 12,926
Immunocore Holdings PLC ADR
(d)
217,900 7,367
Immunome Inc
(d)
528,100 12,020
Insmed Inc
(d)
294,600 29,048
Kardigan Inc
(d)
136,760 2,847
Seaport Therapeutics Inc
(d)
181,500 3,714
Structure Therapeutics Inc ADR
(d)
287,100 13,792
Viking Therapeutics Inc
(d)
212,800 6,754
$ 187,692
Building Materials - 2 .17%
Louisiana-Pacific Corp 305,800 22,149
Modine Manufacturing Co
(d)
114,000 22,921
$ 45,070
Chemicals - 1 .82%
Ingevity Corp
(d)
242,600 17,737
Perimeter Solutions Inc
(d)
658,000 20,141
$ 37,878
Commercial Services - 4 .37%
BOYD GROUP SERVICES INC 112,900 11,694
Huron Consulting Group Inc
(d)
270,000 40,978
John Wiley & Sons Inc 263,100 13,734
Stride Inc
(d)
306,849 24,637
$ 91,043
Computers - 2 .30%
Netskope Inc
(d)
1,488,600 18,741
Quantinuum Inc
(d)
148,600 7,640
Varonis Systems Inc
(d)
539,800 21,565
$ 47,946
Distribution & Wholesale - 1 .17%
WESCO International Inc 71,100 24,422
Diversified Financial Services - 4 .60%
Hamilton Lane Inc 169,500 15,070
Jefferson Capital Inc 749,200 15,066
Lazard Inc 240,000 10,171
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
OneMain Holdings Inc 359,800 $ 22,516
Stifel Financial Corp 271,700 22,527
Virtu Financial Inc 176,700 10,378
$ 95,728
Electric - 1 .11%
Algonquin Power & Utilities Corp 2,797,500 16,338
Fervo Energy Co
(d),(e)
302,500 6,818
$ 23,156
Electrical Components & Equipment - 1 .38%
EnerSys 154,707 28,783
Electronics - 2 .86%
Advanced Energy Industries Inc 102,900 29,792
TD SYNNEX Corp 115,977 29,655
$ 59,447
Engineering & Construction - 3 .16%
Cardinal Infrastructure Group Inc
(d)
217,000 13,430
Dycom Industries Inc
(d)
54,500 21,858
Tutor Perini Corp 363,200 30,418
$ 65,706
Entertainment - 0 .76%
TKO Group Holdings Inc 86,600 15,745
Environmental Control - 0 .52%
Onterris Inc
(d)
512,100 10,749
Food - 1 .44%
Lamb Weston Holdings Inc 241,300 12,680
Performance Food Group Co
(d)
151,618 17,344
$ 30,024
Gas - 1 .53%
Southwest Gas Holdings Inc 357,200 31,934
Healthcare - Products - 3 .48%
Adaptive Biotechnologies Corp
(d)
1,031,060 23,271
Castle Biosciences Inc
(d)
725,138 20,304
Natera Inc
(d)
107,600 28,811
$ 72,386
Healthcare - Services - 3 .46%
Addus HomeCare Corp
(d)
131,600 15,197
BrightSpring Health Services Inc
(d)
107,100 6,395
LifeStance Health Group Inc
(d)
1,088,200 11,404
Privia Health Group Inc
(d)
808,139 19,129
RadNet Inc
(d)
311,300 19,855
$ 71,980
Insurance - 3 .18%
CNO Financial Group Inc 479,566 26,420
Essent Group Ltd 216,300 14,267
Lincoln National Corp 560,800 25,578
$ 66,265
Internet - 0 .66%
Lyft Inc
(d)
863,600 13,697
Investment Companies - 0 .99%
Riot Platforms Inc
(d)
1,017,500 20,523
Iron & Steel - 0 .91%
Commercial Metals Co 276,400 18,994
Leisure Products & Services - 3 .08%
Callaway Golf Co
(d)
1,201,100 22,172
Life Time Group Holdings Inc
(d)
595,000 26,835
Lindblad Expeditions Holdings Inc
(d)
507,300 15,006
$ 64,013
Machinery - Construction & Mining - 0 .80%
Forgent Power Solutions Inc
(d)
502,800 16,728
Machinery - Diversified - 0 .95%
Mueller Water Products Inc - Class A 779,400 19,672
Mining - 0 .44%
Novagold Resources Inc
(d)
1,568,548 9,145
Miscellaneous Manufacturers - 0 .90%
Fabrinet
(d)
42,851 18,658

Schedule of Investments
SmallCap Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .42%
Chord Energy Corp 135,400 $ 19,007
Gulfport Energy Corp
(d)
146,200 23,592
Patterson-UTI Energy Inc 2,721,430 28,521
$ 71,120
Oil & Gas Services - 1 .93%
Helix Energy Solutions Group Inc
(d)
1,524,500 14,498
Solaris Energy Infrastructure Inc 501,200 25,767
$ 40,265
Pharmaceuticals - 2 .69%
Abivax SA ADR
(d)
111,567 13,937
AdaptHealth Corp
(d)
973,000 10,508
Collegium Pharmaceutical Inc
(d)
641,300 22,696
Vaxcyte Inc
(d)
163,600 8,847
$ 55,988
Pipelines - 0 .90%
Kinetik Holdings Inc 372,000 18,812
REITs - 5 .71%
American Healthcare REIT Inc 317,200 17,636
American Homes 4 Rent 537,000 17,946
Cousins Properties Inc 736,600 23,240
InvenTrust Properties Corp 551,700 19,536
Rexford Industrial Realty Inc 508,200 19,195
Sabra Health Care REIT Inc 1,009,700 21,375
$ 118,928
Retail - 3 .32%
Boot Barn Holdings Inc
(d)
123,700 18,430
Cava Group Inc
(d)
420,100 27,403
Yesway Inc
(d)
1,109,500 23,211
$ 69,044
Semiconductors - 2 .23%
Allegro MicroSystems Inc
(d)
575,600 23,887
SiTime Corp
(d)
42,200 22,586
$ 46,473
Software - 4 .50%
Agilysys Inc
(d)
136,800 14,386
DigitalOcean Holdings Inc
(d)
148,400 17,437
JFrog Ltd
(d)
356,100 28,413
ServiceTitan Inc
(d)
213,200 17,708
Sophia Genetics SA
(d)
1,075,736 6,100
Via Transportation Inc
(d)
470,352 9,567
$ 93,611
Transportation - 1 .34%
ArcBest Corp 192,900 27,845
TOTAL COMMON STOCKS $ 2,049,839
Total Investments $ 2,086,125
Other Assets and Liabilities -  (0.23)% (4,751)
TOTAL NET ASSETS - 100.00% $ 2,081,374
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,469 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,456 or 0.07% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 52,827 $ 1,038,135 $ 1,056,145 $ 34,817
$ 52,827 $ 1,038,135 $ 1,056,145 $ 34,817
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 560 $ — $ — $ —
$ 560 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .59 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .10%
iShares Russell 2000 Growth ETF
(a)
7,200 $ 2,669
Money Market Funds - 3 .49%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(b),(c)
1,878,602 1,879
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(b),(c),(d)
85,079,302 85,079
$ 86,958
TOTAL INVESTMENT COMPANIES $ 89,627
COMMON STOCKS - 97 .05 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(e)
83 $ 1
MNTN Inc
(e)
4,046 37
Stagwell Inc
(e)
445 4
$ 42
Aerospace & Defense - 5 .09%
AAR Corp
(e)
134,719 18,866
AeroVironment Inc
(e)
43,536 6,503
Aevex Corp
(a),(e)
317,139 5,274
Amprius Technologies Inc
(e)
11,908 114
Applied Aerospace & Defense Inc
(e)
350,472 6,554
Archer Aviation Inc
(e)
12,792 59
Astronics Corp
(e)
131,129 9,113
Astronics Corp - Class B
(e)
25,671 1,772
Beta Technologies Inc
(e)
760 14
Curtiss-Wright Corp 9,246 6,694
Ducommun Inc
(e)
1,127 202
Eve Holding Inc
(e)
8,586 20
Firefly Aerospace Inc
(e)
6,927 141
Hawkeye 360 Inc
(a),(e)
79,864 1,693
Innovative Solutions and Support Inc
(e)
1,278 23
Intuitive Machines Inc
(a),(e)
11,093 137
Joby Aviation Inc
(a),(e)
58,626 419
Karman Holdings Inc
(e)
131,374 6,326
Kratos Defense & Security Solutions Inc
(e)
331,238 15,435
Mercury Systems Inc
(e)
163,028 15,831
Moog Inc 41,066 16,009
National Presto Industries Inc 140 17
Ondas Inc
(a),(e)
42,226 316
Red Cat Holdings Inc
(a),(e)
9,644 73
Redwire Corp
(e)
9,959 86
StandardAero Inc
(e)
396,234 11,614
Starfighters Space Inc
(a),(e)
2,349 8
TAT Technologies Ltd
(e)
1,033 40
Unusual Machines Inc /US
(a),(e)
3,976 84
Voyager Technologies Inc
(e)
133,998 3,287
York Space Systems Inc
(a),(e)
1,649 24
$ 126,748
Agriculture - 0 .01%
Alico Inc 146 5
Andersons Inc/The 616 44
Turning Point Brands Inc 1,503 112
$ 161
Airlines - 0 .48%
Allegiant Travel Co
(e)
122,458 12,011
Frontier Group Holdings Inc
(e)
5,135 34
$ 12,045
Apparel - 0 .31%
Capri Holdings Ltd
(e)
10,407 166
Ermenegildo Zegna NV 3,994 59
Fossil Group Inc
(e)
248 1
Kontoor Brands Inc 4,795 402
Oxford Industries Inc 197 7
Playboy Inc
(e)
3,933 4
Reformation Inc
(e)
419,066 6,798
Steven Madden Ltd 6,368 293
Wolverine World Wide Inc 5,762 113
$ 7,843
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
2,754 $ 205
Lucid Group Inc
(a),(e)
11,064 82
$ 287
Automobile Parts & Equipment - 0 .16%
Aeva Technologies Inc
(e)
2,415 42
Dana Inc 9,607 259
Dorman Products Inc
(e)
583 78
Douglas Dynamics Inc 1,845 82
indie Semiconductor Inc
(a),(e)
18,568 60
Microvast Holdings Inc
(e)
11,204 9
Phinia Inc 1,794 132
Solid Power Inc
(e)
10,815 22
Visteon Corp 29,519 3,086
XPEL Inc
(a),(e)
2,240 99
$ 3,869
Banks - 2 .78%
Amalgamated Financial Corp 159 8
BancFirst Corp 120 14
Bancorp Inc/The
(e)
119,857 8,039
Bank First Corp 148 23
Bank of Hawaii Corp 2,814 225
Bank of NT Butterfield & Son Ltd/The 882 54
Bank7 Corp 24 1
BankUnited Inc 310 14
Bankwell Financial Group Inc 64 4
BCB Bancorp Inc 64 1
Bridgewater Bancshares Inc
(e)
861 18
Carter Bankshares Inc 345 12
Chemung Financial Corp 28 2
Citizens Financial Services Inc 23 2
City Holding Co 842 122
Coastal Financial Corp/WA
(e)
1,144 47
Columbia Financial Inc 1,582 17
Community Bancorp/VT 65 3
Community Financial System Inc 1,124 73
Community West Bancshares 351 9
ConnectOne Bancorp Inc 1,106 36
Customers Bancorp Inc
(e)
84,451 6,645
Dime Commercial Bancshares Inc 657 27
Equity Bancshares Inc 229 12
Esquire Financial Holdings Inc 614 79
Finwise Bancorp
(e)
420 6
First BanCorp/Puerto Rico 1,145 33
First Business Financial Services Inc 33 2
First Financial Bankshares Inc 5,442 191
Five Star Bancorp 951 45
GBank Financial Holdings Inc
(e)
44,132 919
Glacier Bancorp Inc 2,463 121
International Bancshares Corp 462 35
Lakeland Financial Corp 1,329 83
Live Oak Bancshares Inc 1,540 66
Merchants Bancorp/IN 753 42
Metrocity Bankshares Inc 1,319 47
Metropolitan Bank Holding Corp 238 22
Nicolet Bankshares Inc 535 91
Northeast Bank 421 52
Northrim BanCorp Inc 120 3
Old National Bancorp/IN 3,464 92
Old Second Bancorp Inc 271 7
OP Bancorp 74 1
Orange County Bancorp Inc 303 12
Origin Bancorp Inc 135 7
Pathward Financial Inc 1,337 118
PCB Bancorp 102 3
Peapack-Gladstone Financial Corp 636 29
Peoples Financial Services Corp 49 3
Primis Financial Corp 672 11
Princeton Bancorp Inc 44 2
Prosperity Bancshares Inc 249,529 18,682

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Richmond Mutual BanCorp Inc 54 $ 1
Seacoast Banking Corp of Florida 165,806 5,760
ServisFirst Bancshares Inc 4,273 382
SmartFinancial Inc 188 10
Southside Bancshares Inc 330 11
Stock Yards Bancorp Inc 419 36
Texas Capital Bancshares Inc 503 50
Triumph Financial Inc
(e)
999 76
UMB Financial Corp 90,575 13,199
Unity Bancorp Inc 297 17
Valley National Bancorp 11,058 158
WesBanco Inc 120,647 4,992
West BanCorp Inc 136 4
Western Alliance Bancorp 103,851 8,359
$ 69,267
Beverages - 0 .02%
Boston Beer Co Inc/The
(e)
450 82
BRC Inc
(a),(e)
838 1
National Beverage Corp 1,854 59
Vita Coco Co Inc/The
(e)
4,240 279
Westrock Coffee Co
(a),(e)
3,047 25
$ 446
Biotechnology - 9 .62%
Absci Corp
(a),(e)
10,013 78
ACADIA Pharmaceuticals Inc
(e)
11,169 289
Achieve Life Sciences Inc
(a),(e)
6,715 43
ADC Therapeutics SA
(e)
1,756 2
ADMA Biologics Inc
(e)
19,967 169
Agenus Inc
(a),(e)
451 3
Aktis Oncology Inc
(e)
1,260 28
Alector Inc
(e)
6,690 10
Alpha Teknova Inc
(e)
533 3
Alto Neuroscience Inc
(e)
2,290 62
Alumis Inc
(e)
6,852 194
ALX Oncology Holdings Inc
(e)
8,256 16
AN2 Therapeutics Inc
(a),(e)
230 1
AnaptysBio Inc
(e)
1,735 93
Anavex Life Sciences Corp
(e)
1,221 3
ANI Pharmaceuticals Inc
(e)
1,773 140
Annexon Inc
(e)
13,451 69
Apogee Therapeutics Inc
(e)
3,892 522
Arbutus Biopharma Corp
(e)
13,929 60
Arcus Biosciences Inc
(e)
6,099 172
Arcutis Biotherapeutics Inc
(e)
9,917 266
Ardelyx Inc
(e)
21,154 105
ArriVent Biopharma Inc
(e)
3,305 99
ARS Pharmaceuticals Inc
(a),(e)
5,313 27
Artiva Biotherapeutics Inc
(e)
97 1
Arvinas Inc
(e)
339 3
AtaiBeckley Inc
(e)
24,520 176
Aura Biosciences Inc
(e)
3,623 25
Aurinia Pharmaceuticals Inc
(e)
10,338 154
Avalo Therapeutics Inc
(e)
177,648 3,242
Avalyn Pharma Inc
(e)
1,018 29
Axsome Therapeutics Inc
(e)
26,206 5,713
Beam Therapeutics Inc
(e)
7,709 197
Benitec Biopharma Inc
(e)
95 1
Bicara Therapeutics Inc
(e)
3,363 91
BioAge Labs Inc
(e)
264 2
BioCryst Pharmaceuticals Inc
(e)
20,151 181
Biohaven Ltd
(e)
11,568 156
Blueprint Medicines Corp - Contingent Value
Rights
(e),(f)
65,056 —
Bridgebio Pharma Inc
(e)
63,588 5,093
Bright Minds Biosciences Inc
(e)
639 47
Cabaletta Bio Inc
(e)
4,368 12
CAMP4 Therapeutics Corp
(a),(e)
2,419 8
Capricor Therapeutics Inc
(e)
4,676 18
Cartesian Therapeutics Inc
(a),(e)
84 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Celcuity Inc
(e)
43,712 $ 3,776
Celldex Therapeutics Inc
(e)
5,497 209
CG oncology Inc
(e)
107,416 7,647
Climb Bio Inc
(e)
1,184 14
Codexis Inc
(e)
6,396 9
Cogent Biosciences Inc
(e)
611,084 23,789
Connect Biopharma Holdings Ltd
(e)
698 1
Context Therapeutics Inc
(e)
7,142 4
Crescent Biopharma Inc
(a),(e)
1,862 27
Crinetics Pharmaceuticals Inc
(e)
8,948 747
CRISPR Therapeutics AG
(e)
1,090 52
Cytokinetics Inc
(e)
200,942 15,498
CytomX Therapeutics Inc
(e)
8,388 26
Damora Therapeutics Inc
(e)
3,204 93
Definium Therapeutics Inc
(e)
257,424 11,204
Denali Therapeutics Inc
(e)
209,518 4,823
Design Therapeutics Inc
(e)
2,654 32
DiaMedica Therapeutics Inc
(e)
3,161 20
Dianthus Therapeutics Inc
(e)
130,561 13,960
Disc Medicine Inc
(e)
2,441 188
Dyne Therapeutics Inc
(e)
4,545 114
Edgewise Therapeutics Inc
(e)
169,798 6,526
Editas Medicine Inc
(e)
7,754 20
Eikon Therapeutics Inc
(a),(e)
140,013 1,290
Eledon Pharmaceuticals Inc
(a),(e)
6,645 22
Elicio Therapeutics Inc
(e)
991 3
Erasca Inc
(e)
327,556 5,945
Evolus Inc
(e)
5,123 30
Evommune Inc
(e)
970 11
EyePoint Inc
(e)
5,614 69
First Tracks Biotherapeutics Inc
(e)
1,408 62
Forafric Global PLC
(e)
300 3
Forte Biosciences Inc
(e)
1,701 130
Generate Biomedicines Inc
(a),(e)
1,286 18
Geron Corp
(e)
48,477 63
Greenwich Lifesciences Inc
(a),(e)
581 8
Halozyme Therapeutics Inc
(e)
48,941 4,040
Ideaya Biosciences Inc
(e)
111,160 3,946
Immix Biopharma Inc
(e)
3,543 29
ImmunityBio Inc
(a),(e)
33,440 240
Immunome Inc
(e)
9,136 208
Immunovant Inc
(e)
7,401 286
Inhibrx Biosciences Inc
(e)
656 54
Jade Biosciences Inc
(e)
2,839 56
Kailera Therapeutics Inc
(e)
2,773 47
Kardigan Inc
(a),(e)
225,647 4,698
Karyopharm Therapeutics Inc
(e)
226 —
Kiniksa Pharmaceuticals International Plc
(e)
3,689 274
Kodiak Sciences Inc
(e)
3,429 143
Korro Bio Inc
(a),(e)
154 2
Krystal Biotech Inc
(e)
2,255 769
Kura Oncology Inc
(e)
7,388 67
Kymera Therapeutics Inc
(e)
77,794 8,044
Kyverna Therapeutics Inc
(e)
278 2
Larimar Therapeutics Inc
(e)
5,742 22
LB Pharmaceuticals Inc
(a),(e)
916 37
Lexicon Pharmaceuticals Inc
(e)
21,475 50
Ligand Pharmaceuticals Inc
(e)
1,734 499
Lineage Cell Therapeutics Inc
(e)
14,103 15
Liquidia Corp
(e)
6,090 512
MacroGenics Inc
(e)
4,178 15
MapLight Therapeutics Inc
(a),(e)
793 10
Maze Therapeutics Inc
(e)
2,566 69
MBX Biosciences Inc
(e)
2,706 178
MeiraGTx Holdings plc
(e)
4,139 49
Mineralys Therapeutics Inc
(e)
136,044 3,472
Monopar Therapeutics Inc
(a),(e)
88 10
Monte Rosa Therapeutics Inc
(e)
6,426 106
Nektar Therapeutics
(e)
92,975 6,570

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
NeoGenomics Inc
(e)
1,027 $ 16
Neumora Therapeutics Inc
(e)
7,855 13
Newamsterdam Pharma Co NV
(e)
111,035 3,086
Niagen Bioscience Inc
(a),(e)
4,426 15
Nurix Therapeutics Inc
(e)
6,409 149
Nuvation Bio Inc
(e)
21,814 138
Olema Pharmaceuticals Inc
(e)
1,012 12
Omeros Corp
(a),(e)
2,323 27
OmniAb Inc - Rights
(e)
95 —
OmniAb Inc - Rights
(e)
95 —
Opus Genetics Inc
(a),(e)
4,095 15
Oruka Therapeutics Inc
(e)
4,346 419
Ovid therapeutics Inc
(e)
1,377 3
Palisade Bio Inc
(e)
2,009 4
Palvella Therapeutics Inc
(a),(e)
92,731 12,893
Phathom Pharmaceuticals Inc
(e)
1,082 9
Praxis Precision Medicines Inc
(e)
20,671 6,363
Precigen Inc
(e)
16,717 105
Prelude Therapeutics Inc
(e)
2,123 10
Prime Medicine Inc
(a),(e)
6,251 18
ProKidney Corp
(a),(e)
3,988 6
Protalix BioTherapeutics Inc
(e)
6,389 15
Prothena Corp PLC
(e)
2,050 17
PTC Therapeutics Inc
(e)
6,108 415
Puma Biotechnology Inc
(e)
546 4
Rapport Therapeutics Inc
(e)
88,994 3,646
Recursion Pharmaceuticals Inc
(a),(e)
3,592 11
REGENXBIO Inc
(e)
3,473 34
Relay Therapeutics Inc
(e)
318,751 6,002
Relmada Therapeutics Inc
(e)
7,734 41
Rezolute Inc
(e)
800 4
Sana Biotechnology Inc
(e)
15,920 50
Sarepta Therapeutics Inc
(e)
552 8
Savara Inc
(e)
932,020 5,088
Scholar Rock Holding Corp
(e)
9,087 430
Septerna Inc
(e)
1,275 44
Shattuck Labs Inc
(e)
4,609 33
Sionna Therapeutics Inc
(e)
1,619 76
Solid Biosciences Inc
(e)
3,300 27
Spruce Biosciences Inc
(e)
53 2
Stoke Therapeutics Inc
(e)
4,787 138
Structure Therapeutics Inc ADR
(e)
46,188 2,219
Surrozen Inc
(a),(e)
561 12
Sutro Biopharma Inc
(a),(e)
189 5
Syndax Pharmaceuticals Inc
(e)
7,723 147
Tango Therapeutics Inc
(e)
12,199 332
Tarsus Pharmaceuticals Inc
(e)
3,645 215
Taysha Gene Therapies Inc
(e)
20,753 122
Tectonic Therapeutic Inc
(e)
93 3
Tenax Therapeutics Inc
(e)
57,630 789
TG Therapeutics Inc
(e)
12,600 656
Theravance Biopharma Inc
(e)
2,947 50
Travere Therapeutics Inc
(e)
405,199 22,646
TriSalus Life Sciences Inc
(e)
3,665 17
Tyra Biosciences Inc
(a),(e)
3,207 102
Ultragenyx Pharmaceutical Inc
(e)
3,792 94
Unicycive Therapeutics Inc
(e)
1,643 8
UroGen Pharma Ltd
(e)
3,206 123
Vera Therapeutics Inc
(e)
127,856 4,104
Veracyte Inc
(e)
5,442 252
Verastem Inc
(e)
6,891 40
Vericel Corp
(e)
4,481 206
Viridian Therapeutics Inc
(e)
283,494 5,364
Vor BioPharma Inc
(e)
2,423 51
WaVe Life Sciences Ltd
(e)
305,452 1,683
Xenon Pharmaceuticals Inc
(e)
127,597 7,997
Zenas Biopharma Inc
(a),(e)
139,928 4,399
Zevra Therapeutics Inc
(e)
1,426 14
Zura Bio Ltd
(a),(e)
5,086 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Zymeworks Inc
(e)
4,092 $ 90
$ 239,710
Building Materials - 2 .10%
AAON Inc 66,741 5,944
Eagle Materials Inc 38,596 7,910
Griffon Corp 2,496 215
James Hardie Industries PLC
(e)
141,399 3,717
Knife River Corp
(e)
34,874 2,552
LSI Industries Inc 2,380 56
Modine Manufacturing Co
(e)
39,971 8,037
NWPX Infrastructure Inc
(e)
717 88
Simpson Manufacturing Co Inc 47,721 8,959
Smith-Midland Corp
(a),(e)
205 6
SPX Technologies Inc
(e)
67,412 14,804
Tecnoglass Holdings Inc 1,987 86
Titan America SA
(e)
1,924 30
Worthington Enterprises Inc 970 55
$ 52,459
Chemicals - 0 .79%
Balchem Corp 5,347 897
Calumet Inc
(e)
4,489 198
Chemours Co/The 13,313 221
Ecovyst Inc
(e)
7,383 89
Hawkins Inc 1,700 218
HB Fuller Co 50,942 2,817
Ingevity Corp
(e)
3,079 225
Lightwave Logic Inc
(a),(e)
13,925 90
Oil-Dri Corp of America 699 69
Perimeter Solutions Inc
(e)
13,175 403
Sensient Technologies Corp 116,124 14,361
SES AI Corp
(e)
1,846 1
$ 19,589
Coal - 0 .02%
Alpha Metallurgical Resources Inc
(e)
298 41
Core Natural Resources Inc 1,662 133
Hallador Energy Co
(e)
3,076 44
Ramaco Resources Inc - A Shares
(e)
3,783 35
Ramaco Resources Inc - B Shares
(e)
540 3
Warrior Met Coal Inc 3,982 316
$ 572
Commercial Services - 3 .89%
AirSculpt Technologies Inc
(e)
644 3
Alarm.com Holdings Inc
(e)
360 20
Alta Equipment Group Inc
(e)
250 2
American Public Education Inc
(e)
1,577 76
Arlo Technologies Inc
(e)
487,382 7,175
Barrett Business Services Inc 1,924 75
Bright Horizons Family Solutions Inc
(e)
55,144 4,110
Brink's Co/The 3,609 427
Cadiz Inc
(e)
4,378 13
Carriage Services Inc 932 38
Cass Information Systems Inc 917 51
Chaince Digital Holdings Inc
(a),(e)
5,101 14
Chime Financial Inc
(e)
219,140 5,038
Cimpress PLC
(e)
1,368 135
Coursera Inc
(e)
1,866 10
Covista Inc
(e)
2,972 371
CPI Card Group Inc
(a),(e)
688 14
CRA International Inc 533 95
Custom Truck One Source Inc
(e)
4,463 45
Dlocal Ltd/Uruguay 7,898 119
Driven Brands Holdings Inc
(e)
5,291 76
EVERTEC Inc 5,426 165
First Advantage Corp
(e)
560,056 11,112
Flywire Corp
(e)
9,683 155
Franklin Covey Co
(e)
720 15
FTAI Infrastructure Inc 9,505 35
FTI Consulting Inc
(e)
106,155 16,919
GPGI Inc 15,680 207

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Hackett Group Inc/The 1,829 $ 20
Healthcare Services Group Inc
(e)
3,034 71
Herc Holdings Inc 68,348 10,262
Hertz Global Holdings Inc
(e)
649 1
HireQuest Inc 397 5
Huron Consulting Group Inc
(e)
1,431 217
Insperity Inc 3,219 163
John Wiley & Sons Inc 1,532 80
Kforce Inc 1,489 85
Laureate Education Inc
(e)
10,603 406
Legalzoom.com Inc
(e)
10,434 82
Legence Corp
(e)
316,329 20,223
Lifecore Biomedical Inc
(e)
126 1
Lincoln Educational Services Corp
(e)
247,021 10,330
Marqeta Inc
(e)
7,601 132
NPK International Inc
(e)
505,951 6,320
NRC Health 905 18
Paymentus Holdings Inc
(e)
5,173 176
Payoneer Global Inc
(e)
22,896 164
Priority Technology Holdings Inc
(e)
2,369 15
PROG Holdings Inc 1,548 68
Progyny Inc
(e)
5,906 184
Public Policy Holding Co Inc 170 2
Quad/Graphics Inc 1,732 18
RCM Technologies Inc
(e)
397 11
Remitly Global Inc
(e)
16,452 375
Sezzle Inc
(e)
1,416 219
Spire Global Inc
(a),(e)
2,622 30
StoneCo Ltd 2,353 27
Stride Inc
(e)
2,459 197
Target Hospitality Corp
(e)
2,604 40
Transcat Inc
(e)
451 39
TriNet Group Inc 2,447 161
Universal Technical Institute Inc
(e)
4,172 164
USCB Financial Holdings Inc 304 7
Verra Mobility Corp
(e)
13,321 70
Willdan Group Inc
(e)
956 66
$ 96,964
Computers - 1 .26%
Diebold Nixdorf Inc
(e)
1,964 145
D-Wave Quantum Inc
(e)
321,211 5,807
Everspin Technologies Inc
(e)
1,679 24
Infleqtion Inc
(a),(e)
5,359 53
Maximus Inc 636 38
Mitek Systems Inc
(e)
3,672 61
NCR Atleos Corp
(e)
6,426 302
NextNav Inc
(e)
8,800 115
One Stop Systems Inc
(e)
1,938 24
Parsons Corp
(e)
98,584 4,358
Qualys Inc
(e)
3,141 455
Quantinuum Inc
(e)
14,616 752
Rapid7 Inc
(e)
428 4
Rigetti Computing Inc
(e)
27,352 409
Rimini Street Inc
(e)
413 2
Rubrik Inc
(e)
120,932 8,751
Serve Robotics Inc
(a),(e)
1,516 7
Telos Corp
(e)
4,280 19
Tenable Holdings Inc
(e)
9,967 325
V2X Inc
(e)
187 17
Varonis Systems Inc
(e)
243,168 9,715
Velo3D Inc
(a),(e)
1,264 13
Vuzix Corp
(e)
5,996 14
$ 31,410
Consumer Products - 0 .01%
WD-40 Co 1,184 269
Cosmetics & Personal Care - 0 .01%
Interparfums Inc 1,602 199
Oddity Tech Ltd
(e)
463 7
$ 206
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .37%
Distribution Solutions Group Inc
(e)
764 $ 26
Global Industrial Co 1,291 46
Gold.com Inc 334 14
OPENLANE Inc
(e)
285,003 11,332
Resideo Technologies Inc
(e)
2,101 72
Rush Enterprises Inc - Class A 5,322 425
Rush Enterprises Inc - Class B 837 65
SiteOne Landscape Supply Inc
(e)
65,051 6,143
ThredUp Inc
(e)
9,121 53
VSE Corp 81,702 15,882
$ 34,058
Diversified Financial Services - 4 .29%
Acadian Asset Management Inc 2,444 211
AlTi Global Inc
(e)
1,336 5
Andersen Group Inc
(a),(e)
342,926 16,231
Artisan Partners Asset Management Inc 3,394 133
Atlanticus Holdings Corp
(e)
439 46
Bakkt Inc
(a),(e)
275 2
Better Home & Finance Holding Co
(a),(e)
610 14
BGC Group Inc 32,653 376
Burford Capital Ltd 12,228 50
Cohen & Steers Inc 2,298 189
Dave Inc
(e)
33,549 12,504
DigitalBridge Group Inc 172,392 2,736
Enova International Inc
(e)
2,103 534
Federal Agricultural Mortgage Corp 83 19
Figure Technology Solutions Inc
(e)
184,079 4,585
GCM Grosvenor Inc 4,744 59
Happen Inc
(e)
371,818 7,116
Houlihan Lokey Inc 17,867 2,242
International Money Express Inc
(e)
2,417 29
Jefferson Capital Inc 1,282 26
LendingTree Inc
(e)
81,679 2,602
Lincoln International Inc 452,250 9,406
Marex Group Ltd 182,873 11,872
Miami International Holdings Inc
(e)
6,644 313
Moelis & Co 122,913 8,245
NerdWallet Inc
(e)
2,856 26
OppFi Inc
(a),(e)
1,984 19
Paysign Inc
(e)
3,838 34
Perella Weinberg Partners 6,098 108
Piper Sandler Cos 221,576 16,796
PJT Partners Inc 1,176 198
Regional Management Corp 81 3
Resolute Holdings Management Inc
(a),(e)
347 43
StepStone Group Inc 329 14
Stifel Financial Corp 103,699 8,598
StoneX Group Inc
(e)
9,429 722
Upstart Holdings Inc
(e)
7,423 204
Victory Capital Holdings Inc 1,142 113
Wealthfront Corp
(e)
2,062 20
Webull Corp
(e)
26,995 191
WisdomTree Inc 11,813 229
$ 106,863
Electric - 0 .40%
ERock Inc
(e)
412,259 4,230
Ormat Technologies Inc 445 43
Talen Energy Corp
(e)
16,722 5,587
$ 9,860
Electrical Components & Equipment - 2 .54%
American Superconductor Corp
(e)
209,261 6,146
AZZ Inc 2,601 376
Belden Inc 3,400 422
ChargePoint Holdings Inc
(a),(e)
1,847 10
Energizer Holdings Inc 4,488 94
Energous Corp
(e)
410 6
EnerSys 3,001 558
Espey Mfg. & Electronics Corp
(a)
178 11
Generac Holdings Inc
(e)
46,924 9,249

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Graham Corp
(e)
925 $ 89
Littelfuse Inc 15,335 6,780
nLight Inc
(e)
306,731 21,103
Novanta Inc
(e)
66,296 9,451
Universal Display Corp 111,606 8,946
$ 63,241
Electronics - 3 .48%
Advanced Energy Industries Inc 26,946 7,801
Allient Inc 1,287 113
Applied Optoelectronics Inc
(e)
38,415 3,623
Atmus Filtration Technologies Inc 6,737 348
Badger Meter Inc 2,571 345
Bel Fuse Inc - A Shares 147 33
Bel Fuse Inc - B Shares 1,056 287
Benchmark Electronics Inc 1,449 116
CTS Corp 1,848 118
Enovix Corp
(a),(e)
17,186 70
ESCO Technologies Inc 90,029 28,385
Evolv Technologies Holdings Inc
(e)
1,062,186 5,874
GoPro Inc
(e)
9,557 7
Knowles Corp
(e)
6,989 256
Kopin Corp
(e)
8,567 30
Mesa Laboratories Inc 462 47
Mirion Technologies Inc
(e)
288,988 4,329
M-Tron Industries Inc
(e)
361 30
Napco Security Technologies Inc 3,041 113
NVE Corp 424 49
OSI Systems Inc
(e)
1,385 307
Plexus Corp
(e)
95,672 24,047
Standex International Corp 1,052 312
TTM Technologies Inc
(e)
87,122 10,057
$ 86,697
Energy - Alternate Sources - 0 .39%
Aemetis Inc
(a),(e)
821 1
Array Technologies Inc
(a),(e)
2,684 14
ASP Isotopes Inc
(a),(e)
8,447 34
Energy Vault Holdings Inc
(a),(e)
11,959 34
Eos Energy Enterprises Inc
(a),(e)
29,823 101
Fluence Energy Inc
(e)
7,593 106
Gevo Inc
(e)
3,738 5
Montauk Renewables Inc
(e)
1,021 2
Nextpower Inc
(e)
97,510 8,763
Plug Power Inc
(e)
118,394 244
REX American Resources Corp
(e)
2,274 98
Shoals Technologies Group Inc
(e)
13,842 121
T1 Energy Inc
(e)
15,523 65
Tigo Energy Inc
(a),(e)
2,967 5
Toyo Co Ltd
(e)
206 1
$ 9,594
Engineering & Construction - 1 .89%
Argan Inc 39,419 22,485
Bowman Consulting Group Ltd
(e)
14,439 388
Cardinal Infrastructure Group Inc
(e)
208,228 12,888
Centuri Holdings Inc
(e)
7,681 214
Construction Partners Inc
(e)
4,176 432
Energy Services of America Corp
(a)
1,072 15
Everus Construction Group Inc
(e)
67,172 8,425
Exponent Inc 4,255 284
Fluor Corp
(e)
3,814 191
Frontdoor Inc
(e)
6,183 449
Granite Construction Inc 3,451 418
INNOVATE Corp
(a),(e)
382 3
Limbach Holdings Inc
(e)
964 69
Mistras Group Inc
(e)
351 5
MYR Group Inc
(e)
1,352 451
Orion Group Holdings Inc
(e)
3,384 33
Palladyne AI Corp
(a),(e)
850 4
Perma-Pipe International Holdings Inc
(e)
569 14
Shimmick Corp
(e)
368 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
TSS Inc/MD
(e)
1,871 $ 19
Tutor Perini Corp 3,958 332
$ 47,120
Entertainment - 1 .39%
Accel Entertainment Inc
(e)
4,521 54
Atlanta Braves Holdings Inc - A shares
(a),(e)
585 32
Atlanta Braves Holdings Inc - C shares
(e)
4,329 220
Bally's Corp
(a),(e)
78 1
Brightstar Lottery PLC 2,298 23
Cinemark Holdings Inc 9,239 338
Falcon's Beyond Global Inc
(a),(e)
2,415 24
IMAX Corp
(e)
211,511 10,119
Inspired Entertainment Inc
(e)
2,032 14
Lionsgate Studios Corp
(e)
17,222 229
Madison Square Garden Entertainment Corp
(e)
3,443 266
Monarch Casino & Resort Inc 1,058 130
Pursuit Attractions and Hospitality Inc
(e)
68 3
Red Rock Resorts Inc 4,152 268
Reservoir Media Inc
(e)
178 2
Rush Street Interactive Inc
(e)
839,043 22,579
Six Flags Entertainment Corp
(e)
8,409 146
Starz Entertainment Corp
(e)
58 1
Super Group SGHC Ltd 14,215 199
United Parks & Resorts Inc
(e)
1,736 77
$ 34,725
Environmental Control - 1 .54%
Casella Waste Systems Inc
(e)
117,008 10,497
CECO Environmental Corp
(e)
189,379 12,478
Energy Recovery Inc
(e)
3,954 34
LanzaTech Global Inc
(e)
120 1
Perma-Fix Environmental Services Inc
(e)
1,321 22
PureCycle Technologies Inc
(a),(e)
12,641 80
Waste Connections Inc 90,703 15,182
$ 38,294
Food - 0 .81%
Chefs' Warehouse Inc/The
(e)
144,332 16,649
John B Sanfilippo & Son Inc 68 6
Lifeway Foods Inc
(e)
436 13
Mama's Creations Inc
(e)
3,279 60
Marzetti Company/The 1,569 168
Nathan's Famous Inc 101 10
Natural Grocers by Vitamin Cottage Inc 368 12
Once Upon a Farm PBC
(a),(e)
218,406 3,313
United Natural Foods Inc
(e)
620 31
$ 20,262
Hand & Machine Tools - 0 .59%
Cadre Holdings Inc 2,752 85
Enerpac Tool Group Corp 98,839 3,532
Franklin Electric Co Inc 3,306 346
Kennametal Inc 3,342 114
MSA Safety Inc 55,491 10,558
$ 14,635
Healthcare - Products - 8 .32%
10X Genomics Inc
(e)
10,287 486
Adaptive Biotechnologies Corp
(e)
13,346 301
Alamar Biosciences Inc
(a),(e)
321,124 8,144
Alphatec Holdings Inc
(e)
557,045 5,303
AngioDynamics Inc
(e)
746 11
Artivion Inc
(e)
3,979 107
AtriCure Inc
(e)
238,731 9,015
Axogen Inc
(e)
4,575 193
Billiontoone Inc
(e)
130,577 18,098
BioLife Solutions Inc
(e)
630 20
Bio-Techne Corp 218,475 15,750
Bioventus Inc
(a),(e)
10,309 136
Bruker Corp 171,245 10,761
Butterfly Network Inc
(e)
18,225 130
CapsoVision Inc
(a),(e)
2,668 18
CareDx Inc
(e)
4,460 195

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Ceribell Inc
(e)
2,376 $ 42
Cerus Corp
(e)
17,247 37
ClearPoint Neuro Inc
(a),(e)
2,431 36
CVRx Inc
(a),(e)
963 5
Delcath Systems Inc
(e)
324 4
Electromed Inc
(e)
576 23
Establishment Labs Holdings Inc
(e)
217,619 20,138
Glaukos Corp
(e)
87,794 14,637
Guardant Health Inc
(e)
196,612 31,849
Haemonetics Corp
(e)
3,841 329
Hyperfine Inc
(e)
5,992 6
InfuSystem Holdings Inc
(e)
1,475 14
Inspire Medical Systems Inc
(e)
2,198 110
iRadimed Corp 708 64
IRhythm Holdings Inc
(e)
2,858 335
Kestra Medical Technologies Ltd
(a),(e)
451,377 10,304
KORU Medical Systems Inc
(e)
3,448 14
Lantheus Holdings Inc
(e)
80,575 8,029
LeMaitre Vascular Inc 1,887 191
LivaNova PLC
(e)
198,650 15,920
Lucid Diagnostics Inc
(e)
11,385 10
Merit Medical Systems Inc
(e)
487 41
Nautilus Biotechnology Inc
(e)
370 —
NeuroPace Inc
(e)
2,286 29
Novocure Ltd
(e)
8,623 128
Orchestra BioMed Holdings Inc
(a),(e)
3,048 12
OrthoPediatrics Corp
(e)
260,877 5,267
Pacific Biosciences of California Inc
(e)
22,736 32
Procept Biorobotics Corp
(e)
4,883 91
Pulse Biosciences Inc
(e)
1,600 56
Repligen Corp
(e)
56,210 7,926
Sanara Medtech Inc
(e)
291 10
Shoulder Innovations Inc
(e)
43 1
SI-BONE Inc
(a),(e)
315,427 5,602
STAAR Surgical Co
(a),(e)
2,648 65
Stereotaxis Inc
(e)
4,266 5
Tactile Systems Technology Inc
(e)
1,650 46
Tandem Diabetes Care Inc
(e)
6,064 118
TransMedics Group Inc
(e)
121,141 9,269
Twist Bioscience Corp
(e)
5,359 491
UFP Technologies Inc
(e)
659 168
West Pharmaceutical Services Inc 20,932 7,137
$ 207,259
Healthcare - Services - 3 .05%
agilon health Inc
(e)
1,076 99
Alignment Healthcare Inc
(e)
17,680 263
Astrana Health Inc
(e)
3,970 141
Aveanna Healthcare Holdings Inc
(e)
422,018 3,962
BrightSpring Health Services Inc
(e)
430,857 25,726
Clover Health Investments Corp
(e)
36,387 152
Concentra Group Holdings Parent Inc 10,220 323
CorVel Corp
(e)
2,579 155
Encompass Health Corp 110,778 12,304
GeneDx Holdings Corp
(e)
1,754 114
HealthEquity Inc
(e)
208,666 20,994
Innovage Holding Corp
(e)
1,680 19
LifeMD Inc
(a),(e)
2,613 9
LifeStance Health Group Inc
(e)
16,580 174
Lumexa Imaging Holdings Inc
(e)
333,389 3,471
National HealthCare Corp 328 74
Oncology Institute Inc/The
(e)
5,059 25
Option Care Health Inc
(e)
11,267 259
Oscar Health Inc
(e)
20,862 651
PACS Group Inc
(e)
4,049 186
Pennant Group Inc/The
(e)
2,974 120
Privia Health Group Inc
(e)
10,475 248
RadNet Inc
(e)
100,069 6,383
US Physical Therapy Inc 893 71
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Viemed Healthcare Inc
(e)
2,938 $ 34
$ 75,957
Home Builders - 0 .04%
Cavco Industries Inc
(e)
679 371
Champion Homes Inc
(e)
2,080 166
Comstock Holding Cos Inc
(e)
70 1
Installed Building Products Inc 2,061 459
LCI Industries 213 22
$ 1,019
Home Furnishings - 0 .69%
Alliance Laundry Holdings Inc
(e)
3,826 101
Arhaus Inc 620,460 4,597
Daktronics Inc
(e)
3,467 69
Lovesac Co/The
(a),(e)
743 12
SharkNinja Inc
(e)
76,119 12,314
Sonos Inc
(e)
9,912 145
XMAX Inc
(a),(e)
4,780 41
$ 17,279
Insurance - 1 .00%
Abacus Global Management Inc 1,581 16
Accelerant Holdings
(e)
4,902 58
Baldwin Insurance Group Inc/The
(a),(e)
8,504 236
Crawford & Co 979 11
Employers Holdings Inc 132 7
Exzeo Group Inc
(e)
630 10
F&G Annuities & Life Inc 139 4
Goosehead Insurance Inc
(e)
171 10
Kingsway Corp
(e)
1,657 15
Lemonade Inc
(e)
6,211 300
Mercury General Corp 216 23
Neptune Insurance Holdings Inc
(e)
219,245 6,952
Palomar Holdings Inc 63,469 8,491
Pelagos Insurance Capital Ltd 2,183 55
Root Inc/OH
(e)
1,140 62
Skyward Specialty Insurance Group Inc
(e)
96,410 5,780
Slide Insurance Holdings Inc 142,020 2,836
Trupanion Inc
(e)
2,928 72
$ 24,938
Internet - 0 .99%
Backblaze Inc
(e)
5,096 70
Cargurus Inc
(e)
6,539 237
Cogent Communications Holdings Inc 4,289 58
Crexendo Inc
(e)
1,594 11
Entravision Communications Corp 5,560 62
EverQuote Inc
(e)
154,834 3,905
Figs Inc
(e)
8,250 88
fuboTV Inc
(a),(e)
261 2
Grindr Inc
(e)
2,137 37
Hims & Hers Health Inc
(e)
173,995 4,832
Liquidity Services Inc
(e)
2,089 82
Magnite Inc
(e)
7,315 141
MediaAlpha Inc
(e)
2,662 33
Newsmax Inc
(e)
4,148 32
Opendoor Technologies Inc
(e)
67,560 255
Pattern Group Inc
(e)
2,822 65
Phoenix Education Partners Inc 386 11
Q2 Holdings Inc
(e)
230,801 14,049
QuinStreet Inc
(e)
4,803 75
RealReal Inc/The
(e)
2,653 32
Revolve Group Inc
(e)
3,670 92
RUM Group Inc
(a),(e)
9,797 57
Sprinklr Inc
(e)
1,151 7
Stitch Fix Inc
(e)
536 2
Stubhub Holdings Inc
(e)
19,330 163
TripAdvisor Inc
(e)
5,280 75
Tucows Inc
(a),(e)
73 1
Upwork Inc
(e)
2,857 26
WeShop Holdings Ltd
(e)
107 1

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Yelp Inc
(e)
1,815 $ 48
$ 24,549
Investment Companies - 1 .04%
Bitdeer Technologies Group
(e)
3,065 32
Brookfield Business Corp 2,355 70
Cipher Digital Inc
(e)
29,368 656
Compass Diversified Holdings
(e)
2,654 27
Core Scientific Inc
(e)
428,887 8,886
Hut 8 Corp
(e)
117,982 12,698
Riot Platforms Inc
(e)
20,473 413
Trinity Capital Inc
(a)
179,519 3,151
Z Squared Inc
(e)
3,358 16
$ 25,949
Iron & Steel - 0 .00%
Commercial Metals Co 1,633 112
Leisure Products & Services - 1 .18%
Acushnet Holdings Corp 2,416 245
Global Business Travel Group I
(e)
602 6
Life Time Group Holdings Inc
(e)
247,033 11,141
Lindblad Expeditions Holdings Inc
(e)
4,350 129
Livewire Group Inc
(a),(e)
886 2
MasterCraft Boat Holdings Inc
(e)
71 2
OneSpaWorld Holdings Ltd 221,055 5,694
Patrick Industries Inc 1,179 97
Peloton Interactive Inc
(e)
13,658 87
Polaris Inc 4,725 317
Sabre Corp
(e)
8,259 15
Xponential Fitness Inc
(e)
2,730 18
YETI Holdings Inc
(e)
239,417 11,717
$ 29,470
Lodging - 0 .01%
Hilton Grand Vacations Inc
(e)
4,928 227
Marcus Corp/The 1,153 34
$ 261
Machinery - Construction & Mining - 0 .66%
Astec Industries Inc 184 9
Babcock & Wilcox Enterprises Inc
(e)
551 5
BWX Technologies Inc 5,448 919
Forgent Power Solutions Inc
(e)
175,066 5,825
Lightbridge Corp
(e)
612 5
NuScale Power Corp
(e)
28,178 237
Terex Corp 151,000 9,489
$ 16,489
Machinery - Diversified - 1 .61%
Aebi Schmidt Holding AG 159 2
Albany International Corp 795 59
Applied Industrial Technologies Inc 28,517 9,844
Cactus Inc 6,126 398
CSW Industrials Inc 1,403 448
DXP Enterprises Inc/TX
(e)
1,126 177
Gorman-Rupp Co/The 1,846 150
Ichor Holdings Ltd
(e)
3,028 228
IDEX Corp 18,236 4,203
Kadant Inc 23,621 7,263
Mueller Water Products Inc - Class A 13,622 344
Power Solutions International Inc
(e)
703 19
Pro-Dex Inc
(e)
179 11
Taylor Devices Inc
(e)
247 13
Zurn Elkay Water Solutions Corp 335,552 16,948
$ 40,107
Media - 0 .01%
CuriosityStream Inc 3,409 8
iHeartMedia Inc
(e)
543 2
Lee Enterprises Inc
(e)
94 1
Liberty Latin America Ltd - Class A
(e)
1,712 14
Liberty Latin America Ltd - Class C
(e)
8,213 66
Optimum Communications Inc
(e)
2,361 2
Scholastic Corp 72 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
USA TODAY Co Inc
(e)
11,890 $ 104
Value Line Inc 37 1
$ 201
Metal Fabrication & Hardware - 0 .43%
Ampco-Pittsburgh Corp
(e)
1,241 10
DPC Holdings PLC
(e)
85,315 3,890
Helios Technologies Inc 308 24
Omega Flex Inc 268 8
Valmont Industries Inc 13,578 6,541
Xometry Inc
(e)
3,994 342
$ 10,815
Mining - 0 .62%
American Battery Technology Co
(e)
11,170 23
Arcosa Inc 1,291 188
Centrus Energy Corp
(a),(e)
1,322 234
Century Aluminum Co
(e)
6,091 273
Compass Minerals International Inc
(e)
2,801 82
Constellium SE
(e)
299,868 8,330
Contango Silver & Gold Inc
(e)
2,269 35
Critical Metals Corp
(a),(e)
5,857 32
Dakota Gold Corp
(e)
10,076 46
Energy Fuels Inc/Canada
(a),(e)
21,785 249
Hycroft Mining Holding Corp
(e)
4,743 93
Idaho Strategic Resources Inc
(a),(e)
1,324 37
Ivanhoe Electric Inc / US
(e)
9,360 86
Kaiser Aluminum Corp 1,428 228
Lifezone Metals Ltd
(a),(e)
2,981 10
McEwen Inc
(e)
2,276 39
NioCorp Developments Ltd
(e)
7,140 30
Novagold Resources Inc
(e)
30,167 176
Perpetua Resources Corp
(a),(e)
7,460 137
REalloys Inc
(a),(e)
4,946 44
Silver Bow Mining Corp
(e)
408 3
SSR Mining Inc 1,457 37
United States Antimony Corp
(a),(e)
11,599 59
United States Lime & Minerals Inc 954 105
Uranium Energy Corp
(e)
42,804 411
Ur-Energy Inc
(e)
32,866 40
US Gold Corp
(e)
1,098 14
US Goldmining Inc
(e)
115 1
USA Rare Earth Inc
(a),(e)
291,709 4,362
Vista Gold Corp
(e)
11,058 19
Vox Royalty Corp
(a)
5,381 23
$ 15,446
Miscellaneous Manufacturers - 1 .56%
Elmet Group Co/The
(a),(e)
762 10
Enpro Inc 73,790 23,164
Federal Signal Corp 5,271 659
FreightCar America Inc
(e)
1,066 8
GrafTech International Ltd
(a),(e)
881 6
ITT Inc 41,426 8,119
Materion Corp 31,227 6,584
Myers Industries Inc 462 16
Park Aerospace Corp 1,627 55
Sight Sciences Inc
(e)
3,395 18
Syntec Optics Holdings Inc
(a),(e)
540 3
Trinity Industries Inc 3,643 114
$ 38,756
Office Furnishings - 0 .00%
Interface Inc 514 18
Oil & Gas - 0 .93%
ARKO Petroleum Corp 945 19
BKV Corp
(e)
2,132 52
Borr Drilling Ltd
(e)
15,865 64
Comstock Resources Inc
(e)
493 7
CVR Energy Inc 2,620 93
Delek US Holdings Inc 5,272 358
Epsilon Energy Ltd 115 1
Evolution Petroleum Corp 2,529 9

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Granite Ridge Resources Inc
(a)
2,804 $ 13
Gulfport Energy Corp
(e)
1,076 174
Helmerich & Payne Inc 2,733 94
Infinity Natural Resources Inc
(a),(e)
1,287 17
Kolibri Global Energy Inc
(e)
330 2
Kosmos Energy Ltd
(e)
2,483 7
Magnolia Oil & Gas Corp 20,055 516
Matador Resources Co 150,710 7,519
Noble Corp PLC 10,403 441
Par Pacific Holdings Inc
(e)
1,312 113
Permian Resources Corp 509,685 10,861
PrimeEnergy Resources Corp
(e)
6 1
Riley Exploration Permian Inc 203 7
Sable Offshore Corp
(a),(e)
11,598 61
SM Energy Co 1,123 37
VAALCO Energy Inc 915 5
Valaris Ltd
(e)
875 69
WhiteHawk Minerals Corp 102,624 2,713
$ 23,253
Oil & Gas Services - 1 .79%
Archrock Inc 15,138 541
Flotek Industries Inc
(e)
1,179 28
Flowco Holdings Inc 93,896 1,920
Forum Energy Technologies Inc
(e)
344 22
Helix Energy Solutions Group Inc
(e)
3,043 29
Innovex International Inc
(e)
579 16
Kodiak Gas Services Inc 8,724 512
Liberty Energy Inc 12,683 237
Matrix Service Co
(e)
468 5
National Energy Services Reunited Corp
(e)
5,346 144
Natural Gas Services Group Inc 852 31
Oceaneering International Inc
(e)
546,684 26,668
ProPetro Holding Corp
(e)
8,682 96
Select Water Solutions Inc 9,875 183
Smart Sand Inc 165 1
Solaris Energy Infrastructure Inc 160,380 8,245
TETRA Technologies Inc
(e)
723,183 5,569
Tidewater Inc
(e)
4,326 325
$ 44,572
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 2,954 14
Karat Packaging Inc 746 30
$ 44
Pharmaceuticals - 4 .50%
Aclaris Therapeutics Inc
(e)
8,826 46
Agios Pharmaceuticals Inc
(e)
259 8
Akebia Therapeutics Inc
(e)
19,950 26
Alkermes PLC
(e)
11,549 566
Amneal Pharmaceuticals Inc
(e)
3,758 69
Amylyx Pharmaceuticals Inc
(e)
7,975 162
Apnimed Inc
(e)
137,437 3,436
Aquestive Therapeutics Inc
(e)
3,049 11
Armata Pharmaceuticals Inc
(a),(e)
907 4
Ascendis Pharma A/S
(e)
19,844 4,840
Atrium Therapeutics Inc
(e)
672 8
Candel Therapeutics Inc
(e)
5,145 51
Coherus Oncology Inc
(e)
3,989 6
Collegium Pharmaceutical Inc
(e)
2,872 102
Corcept Therapeutics Inc
(e)
177,777 20,354
Corvus Pharmaceuticals Inc
(e)
176,520 2,341
Enanta Pharmaceuticals Inc
(e)
1,055 13
Enliven Therapeutics Inc
(e)
115,728 6,343
Eton Pharmaceuticals Inc
(e)
2,335 108
Fennec Pharmaceuticals Inc
(e)
2,504 24
Foghorn Therapeutics Inc
(e)
2,790 13
Galectin Therapeutics Inc
(a),(e)
2,524 7
Guardian Pharmacy Services Inc
(e)
1,590 63
Gyre Therapeutics Inc
(a),(e)
887 5
Harmony Biosciences Holdings Inc
(e)
3,931 138
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Harrow Inc
(e)
2,824 $ 109
Herbalife Ltd
(e)
395 5
Heron Therapeutics Inc
(e)
11,114 5
Indivior Pharmaceuticals Inc
(e)
9,221 369
Ironwood Pharmaceuticals Inc
(e)
13,387 57
Madrigal Pharmaceuticals Inc
(e)
10,290 4,809
MannKind Corp
(e)
26,651 104
MediWound Ltd
(a),(e)
837 12
Minerva Neurosciences Inc
(a),(e)
1,793 7
Mirum Pharmaceuticals Inc
(e)
123,051 13,037
Nature's Sunshine Products Inc
(e)
256 5
Novo Nordisk A/S
(e),(f)
4,758 2
Nuvectis Pharma Inc
(a),(e)
1,475 32
Ocugen Inc
(a),(e)
20,318 25
Ocular Therapeutix Inc
(e)
14,694 120
ORIC Pharmaceuticals Inc
(e)
1,747 19
Pacira BioSciences Inc
(e)
213 6
Parabilis Medicines Inc
(a),(e)
100,169 3,404
Pfizer Inc - Contingent Value Rights
(a),(e)
2,300 11
Phibro Animal Health Corp 1,837 67
Protagonist Therapeutics Inc
(e)
5,311 726
Rhythm Pharmaceuticals Inc
(e)
71,662 7,113
Sagimet Biosciences Inc
(a),(e)
3,964 28
SELLAS Life Sciences Group Inc
(a),(e)
16,339 164
Senseonics Holdings Inc
(a),(e)
3,017 15
SpyGlass Pharma Inc
(e)
584 13
Spyre Therapeutics Inc
(e)
161,595 15,890
Supernus Pharmaceuticals Inc
(e)
383 17
Trevi Therapeutics Inc
(e)
776,604 14,172
Vaxcyte Inc
(e)
73,322 3,966
VeraDermics Inc
(a),(e)
85,910 9,021
Xeris Biopharma Holdings Inc
(e)
14,847 120
$ 112,194
Pipelines - 0 .56%
Antero Midstream Corp 450,840 9,905
Excelerate Energy Inc 104,556 4,106
Kinetik Holdings Inc 336 17
NextDecade Corp
(e)
2,343 16
$ 14,044
Private Equity - 0 .00%
Patria Investments Ltd 5,674 61
Ridgepost Capital Inc
(a)
5,211 45
$ 106
Real Estate - 0 .80%
AGNT Inc 8,169 33
Compass Inc
(e)
894,712 10,191
FirstService Corp 67,303 9,482
Maui Land & Pineapple Co Inc
(a),(e)
554 10
McGrath RentCorp 241 28
Newmark Group Inc 710 11
Real Brokerage Inc/The
(a),(e)
13,461 21
Sky Harbour Group Corp
(a),(e)
1,796 19
St Joe Co/The 3,388 211
$ 20,006
REITs - 0 .39%
Alexander's Inc 194 49
Angel Oak Mortgage REIT Inc 677 6
CBL & Associates Properties Inc 1,645 97
DiamondRock Hospitality Co 11,345 150
EastGroup Properties Inc 36,260 7,579
Gladstone Commercial Corp 650 8
MFA Financial Inc 1,858 17
NETSTREIT Corp 2,235 48
Outfront Media Inc 13,978 445
PennyMac Mortgage Investment Trust 827 8
Ryman Hospitality Properties Inc 5,421 725
Saul Centers Inc 1,083 37
Strawberry Fields REIT Inc 521 7
Sunstone Hotel Investors Inc 9,898 117

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Tanger Inc 9,258 $ 376
UMH Properties Inc 527 8
Universal Health Realty Income Trust 1,015 44
Xenia Hotels & Resorts Inc 1,216 25
$ 9,746
Retail - 5 .05%
Abercrombie & Fitch Co
(e)
3,855 384
Arko Corp 6,443 52
BJ's Restaurants Inc
(e)
125,220 8,466
Black Rock Coffee Bar Inc
(e)
185,381 1,494
Bob's Discount Furniture Inc
(a),(e)
460,595 7,678
Boot Barn Holdings Inc
(e)
79,386 11,828
Brinker International Inc
(e)
3,754 802
Buckle Inc/The 2,839 124
Build-A-Bear Workshop Inc 1,047 36
Camping World Holdings Inc 2,390 15
Casey's General Stores Inc 6,743 5,873
Cava Group Inc
(e)
126,610 8,259
Cheesecake Factory Inc/The 4,085 414
Citi Trends Inc
(e)
402 27
Dave & Buster's Entertainment Inc
(e)
2,350 25
Dine Brands Global Inc 130 5
Envela Corp
(e)
531 12
EVgo Inc
(a),(e)
10,446 17
First Watch Restaurant Group Inc
(e)
398,244 5,117
FirstCash Holdings Inc 66,036 13,472
Freshpet Inc
(e)
329,486 19,617
Jack in the Box Inc
(a),(e)
94 2
Kura Sushi USA Inc
(e)
597 28
Murphy USA Inc 17,780 10,806
National Vision Holdings Inc
(e)
505,701 11,145
Ollie's Bargain Outlet Holdings Inc
(e)
113,207 8,317
OPAL Fuels Inc
(e)
967 2
Papa John's International Inc
(a)
211 6
PriceSmart Inc 2,275 441
QXO Inc
(e)
108,089 1,438
Rent the Runway Inc
(a),(e)
70 —
RH
(e)
1,358 225
Savers Value Village Inc
(e)
3,247 33
Shake Shack Inc
(e)
3,445 216
Sonic Automotive Inc 412 38
Sweetgreen Inc
(e)
5,556 36
Texas Roadhouse Inc 41,316 8,488
Urban Outfitters Inc
(e)
1,917 142
Victoria's Secret & Co
(e)
6,092 540
Warby Parker Inc
(e)
8,984 240
Wendy's Co/The
(a)
13,314 98
Yesway Inc
(a),(e)
91 2
$ 125,960
Savings & Loans - 0 .56%
Axos Financial Inc
(e)
135,570 13,748
Banc of California Inc 690 13
Beacon Financial Corp 1,490 47
Greene County Bancorp Inc 58 2
Hingham Institution For Savings The
(a)
25 7
OceanFirst Financial Corp 1,420 28
Southern Missouri Bancorp Inc 57 4
$ 13,849
Semiconductors - 7 .62%
ACM Research Inc
(e)
4,655 365
Aehr Test Systems
(e)
30,952 2,475
Aeluma Inc
(a),(e)
990 16
Allegro MicroSystems Inc
(e)
145,584 6,042
Ambarella Inc
(e)
3,681 317
Ambiq Micro Inc
(e)
151,830 9,654
Amtech Systems Inc
(e)
896 14
Arteris Inc
(e)
2,817 84
Atomera Inc
(a),(e)
2,931 15
Axcelis Technologies Inc
(e)
86,884 11,328
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
AXT Inc
(e)
5,425 $ 328
Blaize Holdings Inc
(e)
6,587 5
CEVA Inc
(e)
2,209 72
Cohu Inc
(e)
212,975 10,221
Diodes Inc
(e)
89,467 7,365
Entegris Inc 62,052 7,387
GSI Technology Inc
(a),(e)
2,165 12
Impinj Inc
(e)
46,048 6,970
Intellicheck Inc
(e)
1,412 5
inTEST Corp
(e)
818 10
IPG Photonics Corp
(e)
94,190 8,012
Kulicke & Soffa Industries Inc 142,213 12,685
Lattice Semiconductor Corp
(e)
57,545 7,151
MaxLinear Inc
(e)
193,824 12,952
Navitas Semiconductor Corp
(e)
440,696 4,786
Onto Innovation Inc
(e)
18,928 4,894
Ouster Inc
(e)
5,444 212
Penguin Solutions Inc
(e)
4,375 230
Photronics Inc
(e)
1,815 55
Power Integrations Inc 131,366 7,976
QuickLogic Corp
(e)
819 11
Rambus Inc
(e)
54,453 4,957
Semtech Corp
(e)
176,349 20,777
Silicon Laboratories Inc
(e)
2,863 623
Silicon Motion Technology Corp ADR 26,718 6,776
SiTime Corp
(e)
31,739 16,987
SkyWater Technology Inc
(e)
3,256 106
Synaptics Inc
(e)
75,063 8,056
Ultra Clean Holdings Inc
(e)
117,602 9,797
Veeco Instruments Inc
(e)
5,228 261
Vishay Precision Group Inc
(e)
564 52
$ 190,041
Software - 6 .10%
ACI Worldwide Inc
(e)
8,878 509
ACV Auctions Inc
(e)
1,192,444 8,932
Adeia Inc 8,777 234
Agilysys Inc
(e)
110,372 11,607
Alkami Technology Inc
(e)
5,903 107
Amplitude Inc
(e)
8,358 74
Appian Corp
(e)
3,478 94
Asana Inc
(e)
8,452 70
AvePoint Inc
(e)
14,690 191
Bandwidth Inc
(e)
2,561 100
BigBear.ai Holdings Inc
(a),(e)
10,435 29
Blackbaud Inc
(e)
3,157 135
BlackLine Inc
(e)
4,332 136
Blend Labs Inc
(e)
13,557 24
Box Inc
(e)
9,794 309
Brand Engagement Network Inc
(e)
343 4
Braze Inc
(e)
8,301 207
Carlsmed Inc
(e)
473 6
CCC Intelligent Solutions Holdings Inc
(e)
2,808,320 17,103
Cerence Inc
(e)
1,302 11
Claritev Corp
(e)
185 4
Clear Secure Inc 8,234 455
Climb Global Solutions Inc
(a)
1,439 39
Commerce.com Inc
(e)
5,812 18
Commvault Systems Inc
(e)
51,054 6,014
Consensus Cloud Solutions Inc
(e)
1,042 38
CS Disco Inc
(e)
1,286 5
Daily Journal Corp
(e)
30 18
Digi International Inc
(e)
2,853 199
Digimarc Corp
(e)
937 6
Digital Turbine Inc
(e)
1,044 8
DigitalOcean Holdings Inc
(e)
65,167 7,657
Domo Inc
(a),(e)
1,771 6
Donnelley Financial Solutions Inc
(e)
1,685 80
DoubleVerify Holdings Inc
(e)
10,148 114
Duos Technologies Group Inc
(a),(e)
1,898 16

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Dynatrace Inc
(e)
206,805 $ 9,166
eGain Corp
(e)
1,066 7
EverCommerce Inc
(a),(e)
1,120 14
Evolent Health Inc
(e)
3,106 10
Fastly Inc
(e)
13,270 301
Freshworks Inc
(e)
6,511 74
Genius Sports Ltd
(e)
4,558 32
GigaCloud Technology Inc
(e)
2,234 98
Guidewire Software Inc
(e)
51,222 7,783
HeartFlow Inc
(e)
277,478 7,001
Hinge Health Inc
(e)
72,886 5,445
IBEX Holdings Ltd
(e)
508 18
Ibotta Inc
(e)
519 12
Innodata Inc
(e)
2,776 174
Intapp Inc
(e)
4,879 159
JFrog Ltd
(e)
157,604 12,575
Kaltura Inc
(e)
7,900 11
Life360 Inc
(e)
1,638 88
Liftoff Mobile Inc
(e)
175,890 3,905
LiveRamp Holdings Inc
(e)
5,433 206
McGraw Hill Inc
(e)
1,908 21
Navan Inc
(e)
434,502 11,567
nCino Inc
(e)
8,737 161
Nutex Health Inc
(a),(e)
424 62
Omada Health Inc
(e)
3,104 62
PagerDuty Inc
(e)
3,364 36
PDF Solutions Inc
(e)
225,088 10,374
Phreesia Inc
(e)
3,539 38
Planet Labs PBC
(e)
205,436 4,207
Playtika Holding Corp 689 3
Porch Group Inc
(e)
771 11
Progress Software Corp
(e)
1,397 57
Quantum Computing Inc
(a),(e)
2,344 19
Rackspace Technology Inc
(a),(e)
2,148 9
Red Violet Inc
(e)
1,014 70
ReposiTrak Inc
(a)
845 7
Schrodinger Inc/United States
(a),(e)
5,029 76
ServiceTitan Inc
(e)
174,461 14,491
SharonAI Holdings Inc
(a),(e)
370 18
Silvaco Group Inc
(e)
927 7
Simulations Plus Inc
(a),(e)
1,041 19
SoundHound AI Inc
(a),(e)
34,622 212
Sprout Social Inc
(e)
3,354 29
SPS Commerce Inc
(e)
1,948 143
Swarmer Inc
(a),(e)
243 9
Talkspace Inc
(e)
12,453 65
Teradata Corp
(e)
5,860 182
Veritone Inc
(a),(e)
3,136 3
Vertex Inc
(e)
602,880 7,784
Via Transportation Inc
(a),(e)
930 19
Viant Technology Inc
(e)
1,310 15
Weave Communications Inc
(e)
5,646 37
Workiva Inc
(e)
4,523 270
Yext Inc
(e)
1,575 9
ZenaTech Inc
(e)
2,447 3
Zeta Global Holdings Corp
(e)
19,666 425
$ 152,158
Supranational Bank - 0 .00%
Bladex Inc 223 13
Telecommunications - 1 .43%
A10 Networks Inc 6,295 186
ADTRAN Holdings Inc
(e)
6,674 57
Anterix Inc
(e)
992 92
BK Technologies Corp
(e)
233 19
BlackSky Technology Inc
(e)
2,922 67
Calix Inc
(e)
5,149 185
Extreme Networks Inc
(e)
11,259 339
Frequency Electronics Inc
(a),(e)
71,865 4,166
Gogo Inc
(e)
6,541 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Harmonic Inc
(e)
9,623 $ 111
IDT Corp - Class B 1,200 79
Inseego Corp
(e)
700 5
InterDigital Inc 58,995 17,984
Keel Infrastructure Corp
(e)
13,193 52
Lantronix Inc
(e)
2,717 15
LightPath Technologies Inc
(e)
300,329 3,115
Ooma Inc
(e)
2,218 48
Preformed Line Products Co 215 77
RF Industries Ltd
(e)
643 8
Satellogic Inc
(a),(e)
8,227 29
Sidus Space Inc
(a),(e)
6,305 11
Uniti Group Inc
(e)
10,334 100
Viavi Solutions Inc
(e)
237,456 8,774
$ 35,546
Transportation - 0 .85%
ArcBest Corp 1,208 174
Covenant Logistics Group Inc 1,181 42
DHT Holdings Inc 9,955 185
Dorian LPG Ltd 1,256 60
FLEX LNG Ltd 415 13
Forward Air Corp
(e)
1,993 28
Himalaya Shipping Ltd
(a),(e)
2,554 40
RXO Inc
(e)
331,315 6,709
Saia Inc
(e)
25,236 8,773
SFL Corp Ltd 9,592 118
TFI International Inc 37,490 5,062
Werner Enterprises Inc 827 31
World Kinect Corp 535 21
$ 21,256
Trucking & Leasing - 0 .00%
GATX Corp 223 40
Willis Lease Finance Corp 576 41
$ 81
Water - 0 .01%
American States Water Co 2,437 209
Consolidated Water Co Ltd 1,139 33
Global Water Resources Inc
(a)
252 2
$ 244
TOTAL COMMON STOCKS $ 2,418,974
Total Investments $ 2,508,601
Other Assets and Liabilities -  (0.64)% (16,038)
TOTAL NET ASSETS - 100.00% $ 2,492,563
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $29,856 or 1.20% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $30,729 or
1.23% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 105,600 $ 1,385,354 $ 1,405,875 $ 85,079
$ 105,600 $ 1,385,354 $ 1,405,875 $ 85,079
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 1,529 $ — $ — $ —
$ 1,529 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2026 Long 40 $ 5,876 $ (50)
Total $ (50)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .59 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .51%
iShares Core S&P Small-Cap ETF 46,944 $ 6,828
Money Market Funds - 1 .08%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
390,591 391
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
14,063,153 14,063
$ 14,454
TOTAL INVESTMENT COMPANIES $ 21,282
COMMON STOCKS - 98 .90 % Shares Held Value (000's)
Aerospace & Defense - 0 .86%
AAR Corp
(d)
28,903 $ 4,048
Karman Holdings Inc
(d)
67,615 3,256
Mercury Systems Inc
(d)
38,931 3,780
National Presto Industries Inc 3,906 474
$ 11,558
Agriculture - 0 .26%
Andersons Inc/The 24,856 1,759
Del Monte Corp 24,187 719
Universal Corp/VA 18,362 967
$ 3,445
Airlines - 0 .45%
Allegiant Travel Co
(d)
16,527 1,621
JetBlue Airways Corp
(d)
219,275 1,322
SkyWest Inc
(d)
29,221 3,126
$ 6,069
Apparel - 0 .70%
Carter's Inc 27,149 1,047
Kontoor Brands Inc 37,465 3,137
Steven Madden Ltd 53,847 2,481
Under Armour Inc - Class A
(d)
139,128 925
Under Armour Inc - Class C
(d)
88,072 572
Wolverine World Wide Inc 60,408 1,189
$ 9,351
Automobile Parts & Equipment - 1 .16%
Adient PLC
(d)
57,773 1,216
Dana Inc 80,183 2,159
Dauch Corp
(d)
174,886 988
Dorman Products Inc
(d)
20,037 2,668
Fox Factory Holding Corp
(d)
30,896 556
Gentherm Inc
(d)
22,594 917
Goodyear Tire & Rubber Co/The
(d)
211,777 1,472
Phinia Inc 27,277 2,007
Standard Motor Products Inc 15,582 596
Versigent PLC 52,233 2,160
XPEL Inc
(d)
18,478 820
$ 15,559
Banks - 7 .80%
Ameris Bancorp 46,448 4,051
Atlantic Union Bankshares Corp 105,444 4,474
BancFirst Corp 15,343 1,731
Bancorp Inc/The
(d)
30,675 2,057
Bank of Hawaii Corp 29,192 2,332
BankUnited Inc 53,550 2,498
Banner Corp 25,026 1,762
Cathay General Bancorp 49,390 3,121
Central Pacific Financial Corp 19,230 758
City Holding Co 10,398 1,509
Community Financial System Inc 38,721 2,510
Customers Bancorp Inc
(d)
23,177 1,824
CVB Financial Corp 123,507 2,763
Dime Commercial Bancshares Inc 30,225 1,232
Eagle Bancorp Inc 20,446 567
Eastern Bankshares Inc 156,677 3,597
FB Financial Corp 29,610 1,788
First BanCorp/Puerto Rico 113,183 3,274
First Bancorp/Southern Pines NC 30,484 1,917
First Commonwealth Financial Corp 74,629 1,607
First Financial Bancorp 76,536 2,589
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Hawaiian Inc 89,627 $ 2,491
First Interstate BancSystem Inc 62,268 2,367
Fulton Financial Corp 139,415 3,392
Hanmi Financial Corp 21,762 694
Heritage Financial Corp/WA 30,369 903
Hilltop Holdings Inc 30,187 1,191
Hope Bancorp Inc 94,188 1,320
Independent Bank Corp 35,606 2,985
Lakeland Financial Corp 18,356 1,150
Merchants Bancorp/IN 21,659 1,195
National Bank Holdings Corp 33,000 1,425
NBT Bancorp Inc 38,319 2,017
Nicolet Bankshares Inc 14,406 2,462
OFG Bancorp 31,135 1,646
Park National Corp 11,867 2,470
Pathward Financial Inc 15,553 1,372
Preferred Bank/Los Angeles CA 8,115 848
Renasant Corp 67,984 2,962
S&T Bancorp Inc 26,507 1,382
Seacoast Banking Corp of Florida 70,893 2,463
ServisFirst Bancshares Inc 37,052 3,316
Simmons First National Corp 106,879 2,521
Southside Bancshares Inc 20,604 670
Tompkins Financial Corp 9,325 931
Triumph Financial Inc
(d)
16,662 1,265
TrustCo Bank Corp NY 12,875 734
Trustmark Corp 43,179 2,049
United Community Banks Inc/GA 88,183 3,125
Walker & Dunlop Inc 25,294 1,257
WesBanco Inc 70,863 2,932
Westamerica BanCorp 17,305 1,041
$ 104,537
Beverages - 0 .20%
National Beverage Corp 17,246 546
Vita Coco Co Inc/The
(d)
32,400 2,136
$ 2,682
Biotechnology - 2 .63%
ACADIA Pharmaceuticals Inc
(d)
93,360 2,415
ADMA Biologics Inc
(d)
170,764 1,445
ANI Pharmaceuticals Inc
(d)
13,435 1,065
Arcus Biosciences Inc
(d)
63,940 1,802
Certara Inc
(d)
85,962 696
Innoviva Inc
(d)
51,661 1,083
Ligand Pharmaceuticals Inc
(d)
14,767 4,246
Liquidia Corp
(d)
51,761 4,354
NeoGenomics Inc
(d)
95,937 1,467
OmniAb Inc - Rights
(d)
7,689 —
OmniAb Inc - Rights
(d)
7,689 —
PTC Therapeutics Inc
(d)
61,115 4,156
Sarepta Therapeutics Inc
(d)
77,786 1,156
TG Therapeutics Inc
(d)
97,109 5,053
Veracyte Inc
(d)
58,789 2,723
Vericel Corp
(d)
37,625 1,729
Vir Biotechnology Inc
(d)
89,466 775
Xencor Inc
(d)
54,626 1,104
$ 35,269
Building Materials - 1 .56%
Apogee Enterprises Inc 15,635 619
Armstrong World Industries Inc 31,446 5,493
Boise Cascade Co 25,927 1,980
Gibraltar Industries Inc
(d)
21,853 924
Griffon Corp 28,386 2,446
Hayward Holdings Inc
(d)
147,065 2,225
Masterbrand Inc
(d)
149,581 1,234
Mohawk Industries Inc
(d)
37,725 4,644
Worthington Enterprises Inc 22,862 1,285
$ 20,850

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 3 .03%
Balchem Corp 23,674 $ 3,967
Celanese Corp 80,797 3,613
Chemours Co/The 110,795 1,840
Eastman Chemical Co 84,250 5,893
Element Solutions Inc 168,715 6,197
FMC Corp 92,130 987
Hawkins Inc 15,376 1,969
HB Fuller Co 40,144 2,220
Ingevity Corp
(d)
25,619 1,873
Innospec Inc 18,147 1,560
Koppers Holdings Inc 14,169 695
Minerals Technologies Inc 22,847 1,742
Quaker Chemical Corp 10,108 1,622
Rogers Corp
(d)
12,231 1,510
Sensient Technologies Corp 31,365 3,879
Stepan Co 15,897 1,020
$ 40,587
Coal - 0 .68%
Alpha Metallurgical Resources Inc
(d)
7,871 1,080
Core Natural Resources Inc 37,139 2,965
Peabody Energy Corp 89,739 1,913
Warrior Met Coal Inc 38,903 3,089
$ 9,047
Commercial Services - 5 .32%
ABM Industries Inc 43,125 2,066
ADT Inc 416,017 3,178
Alarm.com Holdings Inc
(d)
36,442 1,995
AMN Healthcare Services Inc
(d)
28,576 961
Arlo Technologies Inc
(d)
80,021 1,178
Bright Horizons Family Solutions Inc
(d)
38,759 2,889
CoreCivic Inc
(d)
72,858 2,179
Covista Inc
(d)
25,074 3,131
Deluxe Corp 33,732 873
EVERTEC Inc 45,401 1,382
First Advantage Corp
(d)
58,136 1,153
GEO Group Inc/The
(d)
96,633 2,985
Healthcare Services Group Inc
(d)
50,576 1,178
Hertz Global Holdings Inc
(d)
93,059 148
Insperity Inc 26,715 1,352
John Wiley & Sons Inc 28,850 1,506
Korn Ferry 38,229 3,145
Laureate Education Inc
(d)
93,850 3,595
Legalzoom.com Inc
(d)
82,203 647
ManpowerGroup Inc 34,265 1,796
MarketAxess Holdings Inc 26,186 4,250
Matthews International Corp 22,988 638
Mobility Global Inc 224,741 4,580
Payoneer Global Inc
(d)
199,792 1,433
Perdoceo Education Corp 43,426 1,381
PROG Holdings Inc 29,519 1,299
Progyny Inc
(d)
53,673 1,671
Remitly Global Inc
(d)
127,212 2,897
Robert Half Inc 74,073 2,800
Sezzle Inc
(d)
12,389 1,917
Strategic Education Inc 16,480 1,351
Stride Inc
(d)
30,870 2,479
Universal Technical Institute Inc
(d)
37,321 1,467
Upbound Group Inc 38,654 750
Verra Mobility Corp
(d)
111,922 592
Vestis Corp
(d)
82,732 1,196
WillScot Holdings Corp 133,353 3,238
$ 71,276
Computers - 1 .66%
Amentum Holdings Inc
(d)
113,404 2,518
Corsair Gaming Inc
(d)
34,649 368
Diebold Nixdorf Inc
(d)
25,513 1,877
DXC Technology Co
(d)
120,448 1,354
EPAM Systems Inc
(d)
38,492 4,063
Everforth Inc
(d)
30,207 859
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Insight Enterprises Inc
(d)
22,254 $ 2,869
NCR Atleos Corp
(d)
54,359 2,557
NCR Voyix Corp
(d)
101,533 840
NetScout Systems Inc
(d)
50,041 2,035
Pitney Bowes Inc 91,806 1,609
V2X Inc
(d)
14,996 1,353
$ 22,302
Consumer Products - 0 .29%
Quanex Building Products Corp 33,512 598
Reynolds Consumer Products Inc 40,374 1,007
WD-40 Co 9,915 2,252
$ 3,857
Cosmetics & Personal Care - 0 .46%
Coty Inc
(d)
272,456 749
Edgewell Personal Care Co 33,952 923
Interparfums Inc 13,451 1,675
Perrigo Co PLC 101,946 1,031
Prestige Consumer Healthcare Inc
(d)
34,902 1,753
$ 6,131
Distribution & Wholesale - 1 .84%
G-III Apparel Group Ltd 27,353 996
LKQ Corp 187,724 4,214
OPENLANE Inc
(d)
78,059 3,104
Pool Corp 23,629 4,388
Resideo Technologies Inc
(d)
102,642 3,520
Rush Enterprises Inc - Class A 44,941 3,586
ScanSource Inc
(d)
13,777 780
VSE Corp 20,673 4,019
$ 24,607
Diversified Financial Services - 4 .74%
Acadian Asset Management Inc 19,425 1,680
Artisan Partners Asset Management Inc 52,305 2,052
BGC Group Inc 272,314 3,137
Bread Financial Holdings Inc 29,770 3,217
Cohen & Steers Inc 20,451 1,682
Credit Acceptance Corp
(d)
4,316 2,455
Dave Inc
(d)
7,645 2,849
Enact Holdings Inc 20,571 973
Encore Capital Group Inc
(d)
15,796 1,486
Enova International Inc
(d)
18,335 4,660
EZCORP Inc
(d)
43,150 1,285
Lazard Inc 82,288 3,487
Moelis & Co 54,796 3,676
Navient Corp 47,781 401
Piper Sandler Cos 49,789 3,774
PJT Partners Inc 19,028 3,203
Radian Group Inc 97,973 3,820
StepStone Group Inc 54,324 2,383
StoneX Group Inc
(d)
77,953 5,969
Victory Capital Holdings Inc 34,092 3,376
Virtu Financial Inc 60,270 3,540
Virtus Investment Partners Inc 4,629 738
Western Union Co/The
(e)
230,194 1,464
WisdomTree Inc 92,708 1,796
World Acceptance Corp
(d)
1,990 358
$ 63,461
Electric - 0 .94%
Avista Corp 60,886 2,463
Clearway Energy Inc - Class C 89,274 2,833
Hawaiian Electric Industries Inc
(d)
127,194 1,643
MGE Energy Inc 27,811 2,212
Otter Tail Corp 30,932 2,735
Unitil Corp 13,255 715
$ 12,601

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0 .63%
AZZ Inc 22,015 $ 3,186
Energizer Holdings Inc 44,899 942
Powell Industries Inc 20,937 4,369
$ 8,497
Electronics - 3 .49%
Atmus Filtration Technologies Inc 60,174 3,107
Badger Meter Inc 21,504 2,889
Benchmark Electronics Inc 26,433 2,108
Brady Corp 32,189 3,034
CTS Corp 21,066 1,351
ESCO Technologies Inc 19,089 6,018
Itron Inc
(d)
32,668 3,256
Knowles Corp
(d)
63,039 2,307
Mirion Technologies Inc
(d)
180,256 2,700
Napco Security Technologies Inc 26,321 976
OSI Systems Inc
(d)
11,417 2,528
Plexus Corp
(d)
19,714 4,955
Ralliant Corp 82,470 5,391
Standex International Corp 8,927 2,647
Vishay Intertechnology Inc 102,418 3,505
$ 46,772
Energy - Alternate Sources - 0 .61%
Enphase Energy Inc
(d)
97,105 3,646
REX American Resources Corp
(d)
20,869 898
SolarEdge Technologies Inc
(d)
44,809 1,846
Sunrun Inc
(d)
175,757 1,724
$ 8,114
Engineering & Construction - 2 .38%
Argan Inc 10,286 5,867
Construction Partners Inc
(d)
35,491 3,668
Everus Construction Group Inc
(d)
37,608 4,717
Frontdoor Inc
(d)
51,748 3,759
Granite Construction Inc 32,233 3,899
MYR Group Inc
(d)
11,473 3,823
Primoris Services Corp 39,974 3,374
Tutor Perini Corp 32,652 2,735
$ 31,842
Entertainment - 1 .84%
Caesars Entertainment Inc
(d)
150,064 4,464
Cinemark Holdings Inc 75,788 2,773
Madison Square Garden Sports Corp
(d)
13,250 5,216
Marriott Vacations Worldwide Corp 20,243 1,974
Monarch Casino & Resort Inc 8,894 1,092
Penn Entertainment Inc
(d)
93,591 1,922
Pursuit Attractions and Hospitality Inc
(d)
15,297 773
Red Rock Resorts Inc 34,948 2,252
Rush Street Interactive Inc
(d)
76,703 2,064
Six Flags Entertainment Corp
(d)
75,301 1,305
United Parks & Resorts Inc
(d)
17,364 775
$ 24,610
Environmental Control - 0 .31%
Casella Waste Systems Inc
(d)
46,139 4,139
Food - 1 .96%
Cal-Maine Foods Inc 32,812 2,880
Campbell's Company/The
(e)
144,980 3,187
Chefs' Warehouse Inc/The
(d)
26,740 3,084
Conagra Brands Inc 352,499 5,115
Flowers Foods Inc
(e)
156,090 1,096
Grocery Outlet Holding Corp
(d)
72,884 670
J & J Snack Foods Corp 11,053 846
John B Sanfilippo & Son Inc 6,697 554
Lamb Weston Holdings Inc 101,728 5,346
Simply Good Foods Co/The
(d)
61,337 624
Tootsie Roll Industries Inc 14,915 582
United Natural Foods Inc
(d)
44,760 2,275
$ 26,259
Forest Products & Paper - 0 .07%
Sylvamo Corp 24,591 920
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .52%
Chesapeake Utilities Corp 17,687 $ 2,348
MDU Resources Group Inc 153,991 3,072
Northwest Natural Holding Co 31,002 1,517
$ 6,937
Hand & Machine Tools - 0 .46%
Enerpac Tool Group Corp 37,975 1,357
Franklin Electric Co Inc 27,996 2,932
Kennametal Inc 56,150 1,907
$ 6,196
Healthcare - Products - 2 .91%
Artivion Inc
(d)
31,474 845
Azenta Inc
(d)
30,223 850
BioLife Solutions Inc
(d)
29,156 912
CONMED Corp 22,184 1,027
Enovis Corp
(d)
42,410 1,236
Glaukos Corp
(d)
43,274 7,215
ICU Medical Inc
(d)
18,416 3,103
Inspire Medical Systems Inc
(d)
19,317 970
Integer Holdings Corp
(d)
25,018 3,032
Integra LifeSciences Holdings Corp
(d)
49,293 821
LeMaitre Vascular Inc 15,489 1,569
Merit Medical Systems Inc
(d)
43,952 3,736
Neogen Corp
(d)
160,376 1,931
Omnicell Inc
(d)
33,507 1,185
QuidelOrtho Corp
(d)
50,242 843
STAAR Surgical Co
(d)
36,682 894
Tandem Diabetes Care Inc
(d)
50,490 985
Teleflex Inc 32,618 4,459
TransMedics Group Inc
(d)
25,463 1,948
UFP Technologies Inc
(d)
5,702 1,453
$ 39,014
Healthcare - Services - 1 .77%
Acadia Healthcare Co Inc
(d)
67,759 2,007
Addus HomeCare Corp
(d)
13,473 1,556
Alignment Healthcare Inc
(d)
121,854 1,810
Astrana Health Inc
(d)
31,275 1,112
Concentra Group Holdings Parent Inc 87,679 2,775
CorVel Corp
(d)
22,988 1,381
Fortrea Holdings Inc
(d)
69,699 1,336
LifeStance Health Group Inc
(d)
168,795 1,769
National HealthCare Corp 9,208 2,081
Pediatrix Medical Group Inc
(d)
59,081 1,566
Privia Health Group Inc
(d)
87,272 2,066
RadNet Inc
(d)
52,142 3,326
US Physical Therapy Inc 11,212 886
$ 23,671
Home Builders - 1 .69%
Cavco Industries Inc
(d)
5,718 3,128
Century Communities Inc 18,441 1,238
Champion Homes Inc
(d)
40,745 3,244
Dream Finders Homes Inc
(d)
20,426 261
Green Brick Partners Inc
(d)
22,252 1,574
Installed Building Products Inc 16,573 3,695
LCI Industries 17,893 1,831
LGI Homes Inc
(d)
15,062 822
M/I Homes Inc
(d)
18,855 2,755
Meritage Homes Corp 49,145 3,450
Winnebago Industries Inc 20,824 631
$ 22,629
Home Furnishings - 0 .25%
Leggett & Platt Inc 100,519 985
MillerKnoll Inc 50,377 1,134
Sonos Inc
(d)
87,772 1,287
$ 3,406

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0 .26%
Central Garden & Pet Co
(d)
5,971 $ 257
Central Garden & Pet Co - A Shares
(d)
37,809 1,434
Newell Brands Inc 313,056 1,753
$ 3,444
Insurance - 2 .80%
AMERISAFE Inc 13,771 400
Assured Guaranty Ltd 30,652 2,536
Employers Holdings Inc 13,441 679
F&G Annuities & Life Inc 27,331 781
Genworth Financial Inc
(d)
282,192 2,774
Goosehead Insurance Inc
(d)
17,440 1,081
HCI Group Inc 7,777 1,361
Horace Mann Educators Corp 29,752 1,550
Jackson Financial Inc 51,386 6,283
Kemper Corp 43,376 1,231
Lincoln National Corp 125,384 5,719
Mercury General Corp 19,590 2,099
NMI Holdings Inc
(d)
55,974 2,480
Palomar Holdings Inc 19,528 2,613
Safety Insurance Group Inc 10,818 1,118
SiriusPoint Ltd
(d)
77,076 1,823
Stewart Information Services Corp 22,417 1,515
Trupanion Inc
(d)
25,067 614
United Fire Group Inc 16,256 835
$ 37,492
Internet - 2 .45%
Cargurus Inc
(d)
55,973 2,028
Cogent Communications Holdings Inc 35,195 475
ePlus Inc 19,264 1,780
Etsy Inc
(d)
69,917 5,711
HealthStream Inc 17,220 483
Liquidity Services Inc
(d)
17,459 681
Lyft Inc
(d)
279,741 4,437
Match Group Inc 171,865 6,773
People Inc
(d)
45,988 1,912
Q2 Holdings Inc
(d)
46,122 2,807
QuinStreet Inc
(d)
42,324 656
Sprinklr Inc
(d)
83,186 529
TripAdvisor Inc
(d)
85,732 1,214
Upwork Inc
(d)
91,005 834
Yelp Inc
(d)
38,491 1,017
Ziff Davis Inc
(d)
27,139 1,441
$ 32,778
Investment Companies - 0 .70%
Cleanspark Inc
(d)
189,063 2,601
HA Sustainable Infrastructure Capital Inc 94,160 3,566
MARA Holdings Inc
(d)
280,911 3,180
$ 9,347
Leisure Products & Services - 1 .15%
Acushnet Holdings Corp 20,277 2,053
Callaway Golf Co
(d)
100,655 1,858
Life Time Group Holdings Inc
(d)
113,166 5,104
OneSpaWorld Holdings Ltd 74,794 1,927
Patrick Industries Inc 24,235 2,000
Peloton Interactive Inc
(d)
307,350 1,964
Sabre Corp
(d)
291,257 539
$ 15,445
Machinery - Construction & Mining - 0 .06%
Astec Industries Inc 16,939 858
Machinery - Diversified - 2 .47%
Alamo Group Inc 7,980 1,269
Albany International Corp 20,924 1,559
Cactus Inc 51,145 3,325
CSW Industrials Inc 12,135 3,870
DXP Enterprises Inc/TX
(d)
9,254 1,453
Gates Industrial Corp Ltd
(d)
187,049 5,234
Ichor Holdings Ltd
(d)
25,603 1,927
Kadant Inc 8,701 2,675
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Lindsay Corp 7,660 $ 849
Midera Food Processing Inc
(d)
30,633 1,469
Mueller Water Products Inc - Class A 115,284 2,910
Tennant Co 12,554 1,055
Zurn Elkay Water Solutions Corp 109,423 5,527
$ 33,122
Media - 0 .53%
Scholastic Corp 12,064 491
Sphere Entertainment Co
(d)
19,821 2,839
Versant Media Group Inc 103,973 3,742
$ 7,072
Metal Fabrication & Hardware - 0 .20%
Metallus Inc
(d)
26,376 531
Proto Labs Inc
(d)
17,530 1,315
Worthington Steel Inc 23,956 863
$ 2,709
Mining - 0 .92%
Arcosa Inc 36,174 5,252
Centrus Energy Corp
(d)
13,965 2,471
Century Aluminum Co
(d)
41,565 1,861
Kaiser Aluminum Corp 11,929 1,905
United States Lime & Minerals Inc 7,801 860
$ 12,349
Miscellaneous Manufacturers - 1 .56%
Enpro Inc 15,567 4,887
Federal Signal Corp 44,946 5,616
JBT Marel Corp 38,364 5,312
Materion Corp 15,326 3,231
Trinity Industries Inc 58,578 1,830
$ 20,876
Office Furnishings - 0 .28%
HNI Corp 51,450 2,316
Interface Inc 42,774 1,465
$ 3,781
Oil & Gas - 2 .50%
California Resources Corp 57,572 3,029
Comstock Resources Inc
(d)
58,425 775
Crescent Energy Co 180,058 2,065
CVR Energy Inc 22,220 792
Gulfport Energy Corp
(d)
10,724 1,731
Helmerich & Payne Inc 73,627 2,545
Magnolia Oil & Gas Corp 169,374 4,355
Noble Corp PLC 92,864 3,937
Northern Oil & Gas Inc 77,031 1,629
Par Pacific Holdings Inc
(d)
36,945 3,178
Patterson-UTI Energy Inc 254,520 2,667
SM Energy Co 167,808 5,457
Talos Energy Inc
(d)
91,011 1,382
$ 33,542
Oil & Gas Services - 1 .85%
Archrock Inc 129,128 4,618
Atlas Energy Solutions Inc 57,057 616
Bristow Group Inc 18,977 860
DNOW Inc
(d)
134,495 1,899
Helix Energy Solutions Group Inc
(d)
100,928 960
Innovex International Inc
(d)
28,369 797
Kodiak Gas Services Inc 72,124 4,234
Liberty Energy Inc 120,235 2,249
Oceaneering International Inc
(d)
73,490 3,585
RPC Inc 65,810 369
Solaris Energy Infrastructure Inc 40,449 2,079
Tidewater Inc
(d)
34,075 2,558
$ 24,824
Packaging & Containers - 0 .06%
O-I Glass Inc
(d)
112,947 808

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 2 .63%
AdaptHealth Corp
(d)
79,444 $ 858
Alkermes PLC
(d)
122,803 6,016
Amneal Pharmaceuticals Inc
(d)
126,926 2,325
Amphastar Pharmaceuticals Inc
(d)
25,015 499
Collegium Pharmaceutical Inc
(d)
23,896 846
Corcept Therapeutics Inc
(d)
70,394 8,059
Harmony Biosciences Holdings Inc
(d)
29,431 1,037
Indivior Pharmaceuticals Inc
(d)
89,829 3,594
Organon & Co 193,477 2,622
Pacira BioSciences Inc
(d)
28,991 766
Phibro Animal Health Corp 15,523 564
Protagonist Therapeutics Inc
(d)
44,541 6,086
Supernus Pharmaceuticals Inc
(d)
42,762 1,908
$ 35,180
Pipelines - 0 .15%
Kinetik Holdings Inc 38,501 1,947
Real Estate - 0 .37%
AGNT Inc 69,010 279
Cushman & Wakefield Ltd
(d)
172,627 2,317
Marcus & Millichap Inc 17,270 531
St Joe Co/The 29,186 1,817
$ 4,944
REITs - 7 .10%
Acadia Realty Trust 98,372 2,210
Adamas Trust Inc 61,573 559
American Assets Trust Inc 34,882 823
Apple Hospitality REIT Inc 161,754 2,671
Arbor Realty Trust Inc 141,726 710
ARMOUR Residential REIT Inc 91,394 1,505
Blackstone Mortgage Trust Inc 115,135 1,674
Broadstone Net Lease Inc 141,289 3,025
Centerspace 12,379 679
Curbline Properties Corp 71,538 2,192
DiamondRock Hospitality Co 150,663 1,995
Douglas Emmett Inc 123,398 1,459
Easterly Government Properties Inc 32,460 791
Ellington Financial Inc 92,387 1,227
Essential Properties Realty Trust Inc 159,324 4,985
Four Corners Property Trust Inc 80,861 2,070
Franklin BSP Realty Trust Inc 56,705 430
Getty Realty Corp 40,986 1,399
Global Net Lease Inc 140,419 1,224
Highwoods Properties Inc 81,246 2,692
Innovative Industrial Properties Inc 21,200 1,247
InvenTrust Properties Corp 57,421 2,033
JBG SMITH Properties 42,922 603
LTC Properties Inc 37,709 1,517
LXP Industrial Trust 43,435 2,629
Macerich Co/The 208,847 5,397
Medical Properties Trust Inc 361,345 1,673
Millrose Properties Inc 113,631 3,179
National Health Investors Inc 35,711 2,737
NETSTREIT Corp 71,658 1,537
NexPoint Residential Trust Inc 16,468 430
Outfront Media Inc 112,856 3,597
Pebblebrook Hotel Trust 83,527 1,595
PennyMac Mortgage Investment Trust 64,248 606
Phillips Edison & Co Inc 92,834 3,945
Rithm Capital Corp 411,346 4,064
Ryman Hospitality Properties Inc 46,498 6,214
Safehold Inc 33,766 546
Saul Centers Inc 9,219 314
SL Green Realty Corp 52,403 2,774
Sunstone Hotel Investors Inc 137,255 1,616
Tanger Inc 84,638 3,441
Terreno Realty Corp 78,324 5,612
Urban Edge Properties 92,849 2,104
Xenia Hotels & Resorts Inc 67,964 1,399
$ 95,129
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4 .83%
Academy Sports & Outdoors Inc 47,528 $ 2,255
Advance Auto Parts Inc 44,449 2,469
American Eagle Outfitters Inc 114,789 1,972
Asbury Automotive Group Inc
(d)
13,719 3,179
BJ's Restaurants Inc
(d)
15,485 1,047
Boot Barn Holdings Inc
(d)
22,360 3,331
Brinker International Inc
(d)
31,599 6,753
Buckle Inc/The 22,473 984
CarMax Inc
(d)
104,555 5,987
Cheesecake Factory Inc/The 33,678 3,416
Cracker Barrel Old Country Store Inc
(e)
16,467 929
Freshpet Inc
(d)
36,207 2,156
Group 1 Automotive Inc 8,673 2,487
Kohl's Corp 82,706 1,583
La-Z-Boy Inc 30,152 1,187
MarineMax Inc
(d)
14,281 492
National Vision Holdings Inc
(d)
59,028 1,301
Papa John's International Inc
(e)
24,241 725
PC Connection Inc 8,363 700
PriceSmart Inc 18,652 3,617
Sally Beauty Holdings Inc
(d)
70,295 1,052
Shake Shack Inc
(d)
29,729 1,865
Signet Jewelers Ltd 29,521 2,742
Sonic Automotive Inc 9,662 885
Urban Outfitters Inc
(d)
37,842 2,807
Victoria's Secret & Co
(d)
58,519 5,189
Warby Parker Inc
(d)
74,170 1,980
Wendy's Co/The 116,483 857
Winmark Corp 2,188 730
$ 64,677
Savings & Loans - 1 .35%
Axos Financial Inc
(d)
41,912 4,250
Banc of California Inc 100,802 1,930
Beacon Financial Corp 61,754 1,946
Capitol Federal Financial Inc 85,929 760
Northwest Bancshares Inc 107,801 1,697
Provident Financial Services Inc 96,012 2,369
WaFd Inc 54,439 2,002
WSFS Financial Corp 38,345 3,075
$ 18,029
Semiconductors - 3 .28%
ACM Research Inc
(d)
42,044 3,299
Alpha & Omega Semiconductor Ltd
(d)
18,302 581
Axcelis Technologies Inc
(d)
22,645 2,952
Cohu Inc
(d)
34,756 1,668
Diodes Inc
(d)
33,852 2,787
FormFactor Inc
(d)
57,436 6,100
Impinj Inc
(d)
19,973 3,023
Kulicke & Soffa Industries Inc 38,559 3,439
MaxLinear Inc
(d)
62,016 4,144
Penguin Solutions Inc
(d)
34,025 1,791
Photronics Inc
(d)
43,445 1,316
Power Integrations Inc 41,053 2,492
Qorvo Inc
(d)
59,010 5,345
Ultra Clean Holdings Inc
(d)
33,029 2,752
Veeco Instruments Inc
(d)
44,967 2,248
$ 43,937
Software - 3 .50%
ACI Worldwide Inc
(d)
74,902 4,294
Adeia Inc 81,262 2,166
Agilysys Inc
(d)
18,795 1,976
Blackbaud Inc
(d)
26,010 1,113
BlackLine Inc
(d)
36,305 1,140
Box Inc
(d)
102,007 3,218
Clear Secure Inc 67,457 3,726
Concentrix Corp
(e)
31,912 785
Digi International Inc
(d)
27,777 1,937
Donnelley Financial Solutions Inc
(d)
18,406 871
DoubleVerify Holdings Inc
(d)
93,846 1,056

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Five9 Inc
(d)
56,387 $ 1,551
Life360 Inc
(d)
59,702 3,227
LiveRamp Holdings Inc
(d)
46,508 1,761
N-able Inc/US
(d)
55,517 260
Paycom Software Inc 30,576 5,013
PDF Solutions Inc
(d)
27,761 1,280
Progress Software Corp
(d)
30,999 1,258
RingCentral Inc 54,579 3,036
Schrodinger Inc/United States
(d)
42,022 636
SPS Commerce Inc
(d)
27,050 1,985
Teradata Corp
(d)
69,331 2,149
Waystar Holding Corp
(d)
84,794 1,790
ZoomInfo Technologies Inc
(d)
191,084 631
$ 46,859
Telecommunications - 2 .01%
A10 Networks Inc 53,047 1,569
Calix Inc
(d)
42,764 1,535
Extreme Networks Inc
(d)
96,354 2,904
Harmonic Inc
(d)
79,937 923
Iridium Communications Inc 77,898 3,688
Lumen Technologies Inc
(d)
698,379 4,456
Shenandoah Telecommunications Co 33,831 406
Telephone and Data Systems Inc 71,271 2,393
Uniti Group Inc
(d)
134,175 1,304
Viasat Inc
(d)
100,077 7,699
$ 26,877
Textiles - 0 .23%
UniFirst Corp/MA 10,708 3,137
Transportation - 1 .57%
ArcBest Corp 16,404 2,368
Dorian LPG Ltd 27,082 1,284
Heartland Express Inc 33,684 412
Hub Group Inc 44,633 2,077
International Seaways Inc 29,908 2,877
Marten Transport Ltd 42,680 631
Matson Inc 22,298 4,517
RXO Inc
(d)
121,509 2,461
Schneider National Inc 36,641 1,309
Werner Enterprises Inc 44,170 1,653
World Kinect Corp 37,837 1,508
$ 21,097
Trucking & Leasing - 0 .08%
Greenbrier Cos Inc/The 22,794 1,123
Water - 0 .54%
American States Water Co 28,876 2,473
California Water Service Group 44,099 2,210
H2O America 28,977 1,777
Middlesex Water Co 13,721 786
$ 7,246
TOTAL COMMON STOCKS $ 1,324,824
Total Investments $ 1,346,106
Other Assets and Liabilities -  (0.49)% (6,536)
TOTAL NET ASSETS - 100.00% $ 1,339,570
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,501 or
0.49% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,966 or 0.45% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 40,747 $ 346,089 $ 372,773 $ 14,063
$ 40,747 $ 346,089 $ 372,773 $ 14,063
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 407 $ — $ — $ —
$ 407 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2026 Long 53 $ 7,786 $ (88)
Total $ (88)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.56% Shares Held Value (000's)
Exchange-Traded Funds - 0.22%
iShares Russell 2000 Value ETF 12,309 $ 2,723
Money Market Funds - 3.34%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
594,691 595
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.58%
(a),(b),(c)
41,508,247 41,508
$ 42,103
TOTAL INVESTMENT COMPANIES $ 44,826
COMMON STOCKS - 97.19% Shares Held Value (000's)
Advertising - 0.49%
Advantage Solutions Inc
(d)
360 $ 14
Boston Omaha Corp
(d)
1,547 22
Clear Channel Outdoor Holdings Inc
(d)
25,929 63
National CineMedia Inc 360,059 1,444
Nexxen International Ltd
(d)
2,021 21
Stagwell Inc
(d)
262,341 2,217
Taboola.com Ltd
(d)
8,440 42
TechTarget Inc
(d)
2,524 11
WPP PLC ADR
(e)
115,800 2,340
$ 6,174
Aerospace & Defense - 1.37%
AerSale Corp
(d)
3,024 19
Aevex Corp
(d),(e)
43 1
AIRO Group Holdings Inc
(d),(e)
1,818 12
Archer Aviation Inc
(d)
34,917 162
Beta Technologies Inc
(d)
1,570 30
Ducommun Inc
(d)
73 13
Hexcel Corp 82,950 8,540
Moog Inc 21,680 8,452
National Presto Industries Inc 225 27
Redwire Corp
(d)
5,348 46
Virgin Galactic Holdings Inc
(d)
7,239 18
$ 17,320
Agriculture - 0.04%
Alico Inc 327 12
Andersons Inc/The 1,732 123
Del Monte Corp 2,193 65
Dole PLC 5,219 74
Limoneira Co 1,376 18
Tejon Ranch Co
(d)
1,353 23
Turning Point Brands Inc 137 10
Universal Corp/VA 1,652 87
Vital Farms Inc
(d)
2,392 30
$ 442
Airlines - 0.05%
Allegiant Travel Co
(d)
1,313 129
flyExclusive Inc
(d)
271 —
JetBlue Airways Corp
(d),(e)
22,730 137
Republic Airways Holdings Inc
(d)
1,061 22
SkyWest Inc
(d)
2,652 283
Wheels Up Experience Inc
(d),(e)
123 1
$ 572
Apparel - 0.74%
Carter's Inc 15,068 581
Columbia Sportswear Co 19,200 1,140
Crocs Inc
(d)
20,700 2,650
Fossil Group Inc
(d)
4,169 21
Kontoor Brands Inc 23,200 1,943
Oxford Industries Inc 27,266 1,034
Playboy Inc
(d)
152 —
PVH Corp 6,300 546
Rocky Brands Inc 519 25
Steven Madden Ltd 26,242 1,209
Superior Group of Cos Inc 894 11
Torrid Holdings Inc
(d)
2,591 7
Under Armour Inc - Class A
(d)
12,778 85
Under Armour Inc - Class C
(d)
12,403 80
Weyco Group Inc 409 16
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel (continued)
Wolverine World Wide Inc 1,247 $ 24
$ 9,372
Automobile Manufacturers - 0.14%
Blue Bird Corp
(d)
22,800 1,696
Hyliion Holdings Corp
(d)
8,495 31
Wabash National Corp 2,565 32
$ 1,759
Automobile Parts & Equipment - 2.10%
Adient PLC
(d)
103,744 2,183
Commercial Vehicle Group Inc
(d)
2,532 12
Cooper-Standard Holdings Inc
(d)
1,124 33
Dauch Corp
(d)
15,802 89
Dorman Products Inc
(d)
1,320 176
Douglas Dynamics Inc 24,553 1,084
Fox Factory Holding Corp
(d)
67,623 1,217
Garrett Motion Inc 321,354 10,010
Gentex Corp 92,100 2,151
Gentherm Inc
(d)
2,032 83
Goodyear Tire & Rubber Co/The
(d)
18,806 131
Holley Inc
(d)
6,395 17
Lear Corp 15,900 2,077
Methode Electronics Inc 100,077 1,400
Microvast Holdings Inc
(d)
4,911 4
Miller Industries Inc/TN 21,778 1,096
Motorcar Parts of America Inc
(d)
1,090 15
Phinia Inc 1,073 79
Solid Power Inc
(d)
6,352 13
Standard Motor Products Inc 1,422 54
Strattec Security Corp
(d)
270 24
Titan International Inc
(d)
3,517 25
Versigent PLC 54,568 2,256
Visteon Corp 21,636 2,261
$ 26,490
Banks - 16.00%
1st Source Corp 23,790 2,135
ACNB Corp 663 43
Alerus Financial Corp 1,574 52
Amalgamated Financial Corp 1,069 53
Amerant Bancorp Inc 74,589 2,208
Ameris Bancorp 77,787 6,784
Ames National Corp 674 21
Arrow Financial Corp 30,608 1,220
Associated Banc-Corp 83,025 2,564
Atlantic Union Bankshares Corp 9,620 408
Avidbank Holdings Inc
(d)
696 23
Avidia Bancorp Inc 1,189 26
BancFirst Corp 1,325 149
Bank First Corp 555 85
Bank of Hawaii Corp 473 38
Bank of Marin Bancorp 44,912 1,310
Bank of NT Butterfield & Son Ltd/The 2,019 124
Bank7 Corp 11,852 596
BankUnited Inc 50,212 2,343
Bankwell Financial Group Inc 370 25
Banner Corp 2,243 158
Bar Harbor Bankshares 1,082 43
BayCom Corp 16,675 503
BCB Bancorp Inc 1,258 13
Blue Ridge Bankshares Inc 4,996 18
Bridgewater Bancshares Inc
(d)
23,574 483
Burke & Herbert Financial Services Corp 16,554 1,213
Business First Bancshares Inc 2,092 67
Byline Bancorp Inc 2,043 80
C&F Financial Corp 224 18
California BanCorp 1,719 37
Camden National Corp 33,493 1,939
Capital Bancorp Inc 16,787 627
Capital City Bank Group Inc 918 48
Carter Bankshares Inc 29,867 1,033

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Cathay General Bancorp 42,790 $ 2,704
CB Financial Services Inc 388 14
Central Pacific Financial Corp 29,233 1,152
Chain Bridge Bancorp Inc
(d)
220 10
Chemung Financial Corp 263 21
ChoiceOne Financial Services Inc 35,531 1,209
Citizens & Northern Corp 1,105 28
Citizens Financial Services Inc 313 24
City Holding Co 272 39
Civista Bancshares Inc 44,237 1,286
CNB Financial Corp/PA 53,880 1,891
CoastalSouth Bancshares Inc 674 18
Colony Bankcorp Inc 1,369 30
Columbia Financial Inc 229,650 2,482
Commercial Bancgroup Inc 646 22
Community Bancorp/VT 352 14
Community Financial System Inc 2,706 175
Community Trust Bancorp Inc 18,113 1,421
Community West Bancshares 43,506 1,089
ConnectOne Bancorp Inc 73,392 2,418
Cullen/Frost Bankers Inc 52,720 8,769
Customers Bancorp Inc
(d)
1,909 150
CVB Financial Corp 115,879 2,592
Dime Commercial Bancshares Inc 60,042 2,447
Eagle Bancorp Inc 91,813 2,547
Eagle Financial Services Inc
(e)
395 16
Eastern Bankshares Inc 14,670 337
ECB Bancorp Inc/MD
(d)
614 13
Enterprise Financial Services Corp 36,252 2,404
Equity Bancshares Inc 949 48
Farmers & Merchants Bancorp Inc/Archbold OH 877 29
Farmers National Banc Corp 80,831 1,282
FB Bancorp Inc
(d),(e)
1,067 16
FB Financial Corp 2,942 178
Fidelity D&D Bancorp Inc
(e)
360 19
Financial Institutions Inc 32,440 1,345
Finwise Bancorp
(d)
84 1
First Bancorp Inc/The
(e)
679 24
First BanCorp/Puerto Rico 9,522 275
First Bancorp/Southern Pines NC 2,710 170
First Bank/Hamilton NJ
(e)
1,391 26
First Busey Corp 87,257 2,693
First Business Financial Services Inc 493 35
First Commonwealth Financial Corp 6,841 147
First Community Bankshares Inc 1,079 51
First Community Corp/SC 664 23
First Financial Bancorp 191,465 6,478
First Financial Bankshares Inc 4,716 166
First Financial Corp 17,679 1,424
First Guaranty Bancshares Inc
(e)
455 4
First Hawaiian Inc 75,707 2,104
First Internet Bancorp 25,646 756
First Interstate BancSystem Inc 6,100 232
First Merchants Corp 57,148 2,465
First Mid Bancshares Inc 26,524 1,381
First National Corp/VA 532 17
First Northern Community Bancorp
(d)
1,119 21
First United Corp 459 20
Firstsun Capital Bancorp
(d)
60,502 2,340
Five Star Bancorp 25,780 1,216
Flagstar Bank NA 171,800 2,443
Franklin Financial Services Corp 324 20
Fulton Financial Corp 13,044 317
FVCBankcorp Inc
(e)
1,019 19
German American Bancorp Inc 2,469 126
Glacier Bancorp Inc 135,402 6,674
Great Southern Bancorp Inc 24,589 1,974
Hancock Whitney Corp 5,511 424
Hanmi Financial Corp 77,749 2,479
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Hanover Bancorp Inc 353 $ 9
Hawthorn Bancshares Inc 481 19
HBT Financial Inc 1,058 38
Heritage Financial Corp/WA 45,587 1,356
Hilltop Holdings Inc 58,146 2,293
Home BancShares Inc/AR 12,579 391
Hope Bancorp Inc 176,625 2,474
Horizon Bancorp Inc/IN 3,396 69
Independent Bank Corp 9,478 795
Independent Bank Corp/MI 32,813 1,253
International Bancshares Corp 3,306 253
Investar Holding Corp 815 25
Isabella Bank Corp
(e)
520 21
John Marshall Bancorp Inc
(e)
944 22
Kearny Financial Corp/MD 197,192 1,891
Lakeland Financial Corp 629 39
Landmark Bancorp Inc/Manhattan KS 435 14
LCNB Corp 922 18
Live Oak Bancshares Inc 44,164 1,890
MainStreet Bancshares Inc 482 11
Mechanics Bancorp
(e)
2,648 44
Mercantile Bank Corp 31,640 1,901
Merchants Bancorp/IN 47,827 2,639
Meridian Corp 797 16
Metrocity Bankshares Inc
(e)
612 22
Metropolitan Bank Holding Corp 542 50
Mid Penn Bancorp Inc 17,844 684
Midland States Bancorp Inc 82,640 2,783
MVB Financial Corp 9,867 302
National Bank Holdings Corp 2,890 125
National Bankshares Inc 508 21
NB Bancorp Inc 82,837 1,906
NBT Bancorp Inc 3,438 181
NewtekOne Inc 1,590 24
Nicolet Bankshares Inc 900 154
Northeast Bank 13,074 1,623
Northeast Community Bancorp Inc 11,345 303
Northpointe Bancshares Inc 122,425 2,142
Northrim BanCorp Inc 1,346 36
Norwood Financial Corp
(e)
770 26
Oak Valley Bancorp 483 16
OFG Bancorp 2,850 151
Ohio Valley Banc Corp 284 12
Old National Bancorp/IN 271,213 7,225
Old Second Bancorp Inc 3,126 79
OP Bancorp 915 14
Orange County Bancorp Inc 603 23
Origin Bancorp Inc 13,629 746
Orrstown Financial Services Inc 1,255 54
Park National Corp 1,120 233
Parke Bancorp Inc 708 24
Pathward Financial Inc 384 34
PCB Bancorp 706 20
Peapack-Gladstone Financial Corp
(e)
25,385 1,167
Peoples Bancorp Inc/OH 48,250 2,010
Peoples Bancorp of North Carolina Inc 376 16
Peoples Financial Services Corp 5,149 363
Pioneer Bancorp Inc/NY
(d)
812 14
Plumas Bancorp 406 25
Ponce Financial Group Inc
(d)
1,265 25
Preferred Bank/Los Angeles CA 23,236 2,426
Primis Financial Corp 1,093 17
Princeton Bancorp Inc 341 14
QCR Holdings Inc 1,092 112
RBB Bancorp 28,487 751
Red River Bancshares Inc 321 32
Renasant Corp 6,295 274
Republic Bancorp Inc/KY 549 55
Rhinebeck Bancorp Inc
(d)
494 6

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Richmond Mutual BanCorp Inc 558 $ 9
S&T Bancorp Inc 25,950 1,353
Seacoast Banking Corp of Florida 6,554 228
ServisFirst Bancshares Inc 223 20
Shore Bancshares Inc 55,951 1,371
Sierra Bancorp 16,773 684
Simmons First National Corp 82,680 1,951
SmartFinancial Inc 835 44
South Plains Financial Inc 1,025 46
Southern First Bancshares Inc
(d)
18,194 1,135
Southside Bancshares Inc 32,930 1,071
Southstate Bank Corp 84,240 8,853
SR Bancorp Inc 631 12
Stock Yards Bancorp Inc 1,436 122
Texas Capital Bancshares Inc 2,503 247
Third Coast Bancshares Inc
(d)
1,016 45
Tompkins Financial Corp 900 90
Towne Bank/Portsmouth VA 20,037 760
TriCo Bancshares 12,498 719
Triumph Financial Inc
(d)
761 58
TrustCo Bank Corp NY 46,161 2,630
Trustmark Corp 3,734 177
UMB Financial Corp 48,776 7,109
United Bankshares Inc/WV 142,401 6,899
United Community Banks Inc/GA 194,441 6,891
Unity Bancorp Inc 284 17
Univest Financial Corp 42,663 1,887
Valley National Bancorp 158,479 2,264
Virginia National Bankshares Corp 398 18
Walker & Dunlop Inc 23,537 1,169
Washington Trust Bancorp Inc 51,918 2,024
WesBanco Inc 6,411 265
West BanCorp Inc 875 25
Westamerica BanCorp 1,575 95
Western New England Bancorp Inc 1,217 16
Wintrust Financial Corp 39,675 6,330
$ 201,706
Beverages - 0.98%
Boston Beer Co Inc/The
(d)
159 29
BRC Inc
(d),(e)
5,101 5
Coca-Cola Consolidated Inc 65,280 12,266
MGP Ingredients Inc
(e)
991 18
National Beverage Corp 292 9
Westrock Coffee Co
(d)
50 1
$ 12,328
Biotechnology - 0.86%
4D Molecular Therapeutics Inc
(d)
3,027 31
Abeona Therapeutics Inc
(d)
2,915 19
Absci Corp
(d)
1,847 14
Acumen Pharmaceuticals Inc
(d)
3,848 8
ADC Therapeutics SA
(d)
6,990 7
Agenus Inc
(d),(e)
2,763 21
Aktis Oncology Inc
(d)
567 13
Alector Inc
(d)
247 —
Allogene Therapeutics Inc
(d)
17,632 33
Alpha Teknova Inc
(d)
744 4
Altimmune Inc
(d)
13,155 37
AN2 Therapeutics Inc
(d),(e)
1,911 10
Anavex Life Sciences Corp
(d)
6,263 17
ANI Pharmaceuticals Inc
(d)
13,100 1,038
Arcturus Therapeutics Holdings Inc
(d)
2,193 13
Arcus Biosciences Inc
(d)
1,256 35
Artiva Biotherapeutics Inc
(d)
77 1
Arvinas Inc
(d)
3,552 29
Assembly Biosciences Inc
(d),(e)
735 18
AtaiBeckley Inc
(d)
2,470 18
Atea Pharmaceuticals Inc
(d)
4,870 23
Aura Biosciences Inc
(d)
67 —
Avalo Therapeutics Inc
(d)
1,341 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Avalyn Pharma Inc
(d)
439 $ 13
Beam Therapeutics Inc
(d)
708 18
Benitec Biopharma Inc
(d)
1,636 19
Bicara Therapeutics Inc
(d)
468 13
BioAge Labs Inc
(d)
2,086 19
Black Diamond Therapeutics Inc
(d)
3,843 6
C4 Therapeutics Inc
(d)
6,699 23
Cabaletta Bio Inc
(d)
4,511 12
Canton Strategic Holdings Inc
(d)
3,608 7
Caribou Biosciences Inc
(d)
7,474 11
Cartesian Therapeutics Inc
(d),(e)
898 7
Celldex Therapeutics Inc
(d)
971 37
Century Therapeutics Inc
(d)
9,238 19
Certara Inc
(d)
7,687 62
Climb Bio Inc
(d)
1,317 16
Codexis Inc
(d)
284 —
Compass Therapeutics Inc
(d)
8,751 17
Connect Biopharma Holdings Ltd
(d)
134 —
Contineum Therapeutics Inc
(d)
1,754 27
CRISPR Therapeutics AG
(d)
5,379 258
Cullinan Therapeutics Inc
(d)
4,006 66
Cytek Biosciences Inc
(d)
8,084 34
Cytokinetics Inc
(d)
57,169 4,409
CytomX Therapeutics Inc
(d)
6,060 19
Damora Therapeutics Inc
(d)
1,076 31
Denali Therapeutics Inc
(d)
9,271 213
Dyne Therapeutics Inc
(d)
6,589 166
Editas Medicine Inc
(d)
235 1
Eikon Therapeutics Inc
(d)
510 5
Emergent BioSolutions Inc
(d)
3,447 25
Entrada Therapeutics Inc
(d)
2,407 16
EyePoint Inc
(d)
1,051 13
First Tracks Biotherapeutics Inc
(d)
469 21
Forafric Global PLC
(d)
51 1
Generate Biomedicines Inc
(d),(e)
620 9
Ideaya Biosciences Inc
(d)
5,021 178
Inhibrx Biosciences Inc
(d)
146 12
Innoviva Inc
(d)
5,015 105
Intellia Therapeutics Inc
(d)
8,986 96
Invivyd Inc
(d)
17,158 9
Iovance Biotherapeutics Inc
(d)
26,511 108
Janux Therapeutics Inc
(d)
2,857 43
Kailera Therapeutics Inc
(d)
1,069 18
Karyopharm Therapeutics Inc
(d),(e)
1,383 3
Keros Therapeutics Inc
(d)
1,519 15
Korro Bio Inc
(d),(e)
648 7
Kymera Therapeutics Inc
(d)
704 73
Kyverna Therapeutics Inc
(d)
2,686 20
LB Pharmaceuticals Inc
(d),(e)
762 31
LENZ Therapeutics Inc
(d)
1,668 9
Lexeo Therapeutics Inc
(d)
5,014 21
MacroGenics Inc
(d)
186 1
MapLight Therapeutics Inc
(d)
29 —
Maravai LifeSciences Holdings Inc
(d)
7,498 49
Maze Therapeutics Inc
(d)
492 13
MeiraGTx Holdings plc
(d)
1,027 12
Monopar Therapeutics Inc
(d),(e)
229 25
Myriad Genetics Inc
(d)
6,021 17
Nektar Therapeutics
(d)
266 19
NeoGenomics Inc
(d)
7,955 122
Nkarta Inc
(d)
3,661 8
Novavax Inc
(d)
10,141 74
Nurix Therapeutics Inc
(d)
1,448 34
Olema Pharmaceuticals Inc
(d)
4,237 49
Omeros Corp
(d),(e)
2,986 35
OmniAb Inc
(d)
8,991 18
OmniAb Inc - Rights
(d)
476 —
OmniAb Inc - Rights
(d)
476 —
Organogenesis Holdings Inc
(d)
5,627 13

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Ovid therapeutics Inc
(d)
9,500 $ 21
Palisade Bio Inc
(d)
9,875 19
Perspective Therapeutics Inc
(d)
7,299 21
Phathom Pharmaceuticals Inc
(d)
2,310 20
Precision BioSciences Inc
(d),(e)
1,954 14
Prime Medicine Inc
(d),(e)
285 1
ProKidney Corp
(d),(e)
537 1
Protara Therapeutics Inc
(d)
4,279 17
Prothena Corp PLC
(d)
1,454 12
PTC Therapeutics Inc
(d)
789 54
Puma Biotechnology Inc
(d)
2,624 21
Rapport Therapeutics Inc
(d)
151 6
Recursion Pharmaceuticals Inc
(d),(e)
30,814 92
REGENXBIO Inc
(d)
662 6
Relay Therapeutics Inc
(d)
2,272 43
Replimune Group Inc
(d)
5,253 59
Rezolute Inc
(d)
4,787 23
Rigel Pharmaceuticals Inc
(d)
1,195 44
Rocket Pharmaceuticals Inc
(d)
6,390 20
SAB Biotherapeutics Inc
(d)
3,533 13
Sarepta Therapeutics Inc
(d)
93,203 1,385
Scholar Rock Holding Corp
(d)
451 21
Septerna Inc
(d)
552 19
Shattuck Labs Inc
(d)
180 1
Solid Biosciences Inc
(d)
2,676 22
Spruce Biosciences Inc
(d)
170 7
Sutro Biopharma Inc
(d),(e)
933 23
Tectonic Therapeutic Inc
(d),(e)
641 18
Tenax Therapeutics Inc
(d)
1,643 23
Theravance Biopharma Inc
(d)
556 9
Third Harmonic Bio Inc
(d),(f)
1,482 —
Ultragenyx Pharmaceutical Inc
(d)
3,499 87
Unicycive Therapeutics Inc
(d)
67 —
Upstream Bio Inc
(d)
2,349 15
UroGen Pharma Ltd
(d)
455 17
Veracyte Inc
(d)
1,171 54
Vir Biotechnology Inc
(d)
8,173 71
Viridian Therapeutics Inc
(d)
5,361 101
Vor BioPharma Inc
(d)
1,036 22
WaVe Life Sciences Ltd
(d)
8,551 47
Whitehawk Therapeutics Inc
(d)
2,642 10
X4 Pharmaceuticals Inc
(d)
6,060 24
Xencor Inc
(d)
4,615 93
Zentalis Pharmaceuticals Inc
(d)
3,338 16
Zevra Therapeutics Inc
(d)
2,648 25
$ 10,880
Building Materials - 1.64%
AirJoule Technologies Corp
(d),(e)
2,532 11
Apogee Enterprises Inc 29,671 1,175
Aspen Aerogels Inc
(d)
4,622 21
Boise Cascade Co 2,403 184
Carlisle Cos Inc 31,745 11,426
Fortune Brands Innovations Inc 60,600 2,985
Gibraltar Industries Inc
(d)
1,990 84
Griffon Corp 639 55
LSI Industries Inc 535 13
Masterbrand Inc
(d)
242,117 1,998
NWPX Infrastructure Inc
(d)
85 10
SmartRent Inc
(d)
13,941 14
Tecnoglass Holdings Inc 241 10
Titan America SA
(d)
67 1
UFP Industries Inc 30,274 2,626
Worthington Enterprises Inc 1,334 75
$ 20,688
Chemicals - 1.99%
AdvanSix Inc 1,763 35
Ashland Inc 3,064 222
Axalta Coating Systems Ltd
(d)
73,800 2,643
Balchem Corp 131 22
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Cabot Corp 9,803 $ 863
Calumet Inc
(d)
1,149 51
Ecovyst Inc
(d)
178,125 2,149
FMC Corp 8,412 90
HB Fuller Co 39,639 2,192
Huntsman Corp 173,629 1,695
Innospec Inc 21,905 1,883
Intrepid Potash Inc
(d)
720 24
Koppers Holdings Inc 1,197 59
Kronos Worldwide Inc 1,601 10
Mativ Holdings Inc 3,647 32
Minerals Technologies Inc 2,081 159
Oil-Dri Corp of America 134 13
Olin Corp 86,700 1,605
Orion SA 3,863 26
Quaker Chemical Corp 911 146
Rayonier Advanced Materials Inc
(d)
4,130 37
Rogers Corp
(d)
1,186 146
Sensient Technologies Corp 87,665 10,841
SES AI Corp
(d)
18,568 10
Stepan Co 1,445 93
Tronox Holdings PLC
(e)
7,892 46
Valhi Inc 62 1
$ 25,093
Coal - 0.47%
Alpha Metallurgical Resources Inc
(d)
463 63
American Resources Corp
(d),(e)
7,219 13
Core Natural Resources Inc 2,086 167
NACCO Industries Inc 326 15
Peabody Energy Corp 8,245 176
SunCoke Energy Inc 5,728 49
Warrior Met Coal Inc 67,875 5,390
$ 5,873
Commercial Services - 3.64%
ABM Industries Inc 44,102 2,113
Acacia Research Corp
(d)
2,863 13
AirSculpt Technologies Inc
(d)
83 —
Alarm.com Holdings Inc
(d)
2,842 156
Alta Equipment Group Inc
(d)
1,194 8
AMN Healthcare Services Inc
(d)
2,599 87
Barrett Business Services Inc 149 6
BrightView Holdings Inc
(d)
4,713 62
Brink's Co/The 19,900 2,357
Carriage Services Inc 263 11
Cass Information Systems Inc 11,156 624
CBIZ Inc
(d)
58,638 3,229
Cimpress PLC
(d)
110 11
Clarivate PLC
(d)
23,179 46
CoreCivic Inc
(d)
6,529 195
Coursera Inc
(d)
12,967 69
Custom Truck One Source Inc
(d)
70,391 714
Deluxe Corp 2,967 77
Ennis Inc 25,993 567
Euronet Worldwide Inc
(d)
31,300 2,233
First Advantage Corp
(d)
1,415 28
Flywire Corp
(d)
727 12
Forrester Research Inc
(d)
67,649 778
GEO Group Inc/The
(d)
8,517 263
Graham Holdings Co 212 255
Green Dot Corp
(d)
3,636 48
H&R Block Inc 40,000 1,761
Hackett Group Inc/The 37 —
Healthcare Services Group Inc
(d)
51,677 1,204
Herc Holdings Inc 7,627 1,145
Hertz Global Holdings Inc
(d)
9,887 16
HireQuest Inc 32 —
ICF International Inc 1,200 97
Information Services Group Inc 2,878 12
Insperity Inc 41,500 2,100

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
John Wiley & Sons Inc 1,452 $ 76
Kelly Services Inc 1,985 29
Kforce Inc 39,164 2,223
KinderCare Learning Cos Inc
(d),(e)
2,514 13
Korn Ferry 20,399 1,678
Laureate Education Inc
(d)
14,836 568
Lifecore Biomedical Inc
(d)
2,186 10
ManpowerGroup Inc 38,983 2,044
MarketWise Inc 53 1
Matthews International Corp 1,991 55
Monro Inc 1,643 20
NRC Health
(e)
27,500 537
Paysafe Ltd
(d)
2,000 16
Perdoceo Education Corp 4,221 134
Priority Technology Holdings Inc
(d)
76 1
PROG Holdings Inc 1,447 64
Quad/Graphics Inc 557 6
Repay Holdings Corp
(d)
4,921 20
Resources Connection Inc 128,844 563
Robert Half Inc 83,400 3,153
StoneCo Ltd 13,576 154
Strategic Education Inc 1,455 119
Stride Inc
(d)
893 72
Target Hospitality Corp
(d)
865 13
TIC Solutions Inc
(d)
12,064 88
Transcat Inc
(d)
283 24
TrueBlue Inc
(d)
208,526 1,476
Upbound Group Inc 124,759 2,419
USCB Financial Holdings Inc 623 14
Valvoline Inc
(d)
186,005 7,144
Vestis Corp
(d)
6,175 89
WEX Inc
(d)
14,500 2,711
Willdan Group Inc
(d)
287 20
$ 45,851
Computers - 1.94%
3D Systems Corp
(d)
9,639 25
Amdocs Ltd 33,900 1,889
Amentum Holdings Inc
(d)
62,500 1,388
Conduent Inc
(d)
11,772 19
Corsair Gaming Inc
(d)
3,034 32
Crane NXT Co 57,716 2,998
Cricut Inc 4,090 19
DXC Technology Co
(d)
11,400 128
Everforth Inc
(d)
115,202 3,276
Forward Industries Inc
(d)
4,141 17
Genpact Ltd 66,000 2,321
Globant SA
(d)
2,836 104
Grid Dynamics Holdings Inc
(d)
4,398 30
Infleqtion Inc
(d),(e)
3,688 36
Insight Enterprises Inc
(d)
58,374 7,526
Maximus Inc 28,342 1,707
Mitek Systems Inc
(d)
226 4
NCR Voyix Corp
(d)
9,384 78
NetScout Systems Inc
(d)
4,740 193
OneSpan Inc 2,461 38
PAR Technology Corp
(d)
2,769 47
Pitney Bowes Inc 9,711 170
Rapid7 Inc
(d)
4,047 39
Rigetti Computing Inc
(d)
1,439 22
Rimini Street Inc
(d)
3,358 16
Science Applications International Corp 18,200 2,132
Serve Robotics Inc
(d),(e)
3,912 19
Unisys Corp
(d)
5,356 15
V2X Inc
(d)
1,793 162
$ 24,450
Consumer Products - 0.31%
ACCO Brands Corp 6,116 26
Acme United Corp 274 16
Helen of Troy Ltd
(d)
45,810 1,265
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
Quanex Building Products Corp 3,076 $ 55
Reynolds Consumer Products Inc 97,600 2,434
Spectrum Brands Holdings Inc 1,499 133
$ 3,929
Cosmetics & Personal Care - 0.54%
Coty Inc
(d)
23,964 66
Edgewell Personal Care Co 65,758 1,788
Honest Co Inc/The
(d)
6,382 23
Interparfums Inc 23,500 2,927
Oddity Tech Ltd
(d)
2,250 32
Perrigo Co PLC 9,321 94
Prestige Consumer Healthcare Inc
(d)
36,875 1,852
$ 6,782
Distribution & Wholesale - 1.30%
Distribution Solutions Group Inc
(d)
16 1
EVI Industries Inc 506 7
G-III Apparel Group Ltd 56,138 2,043
Global Industrial Co 33,161 1,185
Gold.com Inc 1,006 42
Hudson Technologies Inc
(d)
2,817 17
OPENLANE Inc
(d)
4,295 171
Resideo Technologies Inc
(d)
44,254 1,518
Rush Enterprises Inc - Class A 93,522 7,462
ScanSource Inc
(d)
43,852 2,483
Titan Machinery Inc
(d)
68,875 1,170
VSE Corp 1,765 343
$ 16,442
Diversified Financial Services - 3.50%
AlTi Global Inc
(d)
2,685 10
Artisan Partners Asset Management Inc 292,279 11,469
Bakkt Inc
(d),(e)
1,879 13
BRC Group Holdings Inc
(d),(e)
1,886 14
Bread Financial Holdings Inc 26,938 2,911
Burford Capital Ltd 4,232 17
Cohen & Steers Inc 160 13
Consumer Portfolio Services Inc
(d)
777 7
DigitalBridge Group Inc 11,912 189
Enact Holdings Inc 54,823 2,594
Encore Capital Group Inc
(d)
1,394 131
Federal Agricultural Mortgage Corp 544 124
Federated Hermes Inc 38,900 2,332
Finance Of America Cos Inc
(d)
328 7
First Western Financial Inc
(d)
20,667 644
GCM Grosvenor Inc 134 2
Happen Inc
(d)
5,832 112
Houlihan Lokey Inc 67,740 8,501
Hyperliquid Strategies Inc
(d)
8,315 52
International Money Express Inc
(d)
70,600 837
Jefferson Capital Inc 646 13
LendingTree Inc
(d)
541 17
loanDepot Inc
(d)
8,624 8
Marex Group Ltd 1,064 69
Medallion Financial Corp 1,383 14
Navient Corp 259,473 2,177
Nelnet Inc 974 132
Onity Group Inc
(d)
555 20
Oportun Financial Corp
(d)
2,785 15
Pagseguro Digital Ltd 11,105 107
PennyMac Financial Services Inc 1,982 149
PJT Partners Inc 716 121
PRA Group Inc
(d)
2,534 44
Radian Group Inc 72,310 2,820
Regional Management Corp 532 17
Security National Financial Corp
(d)
1,253 12
Silvercrest Asset Management Group Inc
(e)
467 5
SLM Corp 96,300 2,503
StepStone Group Inc 4,851 213
Strive Inc
(d),(e)
4,212 47
Velocity Financial Inc
(d)
1,015 18

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Victory Capital Holdings Inc 1,960 $ 194
Virtu Financial Inc 19,700 1,157
Virtus Investment Partners Inc
(e)
15,389 2,452
Voya Financial Inc 18,400 1,830
Wealthfront Corp
(d)
801 8
Webull Corp
(d)
1,989 14
Westwood Holdings Group Inc 552 11
World Acceptance Corp
(d)
162 29
$ 44,195
Electric - 0.99%
Ameresco Inc
(d)
2,161 46
Avista Corp 55,129 2,230
Black Hills Corp 37,832 2,694
Genie Energy Ltd 1,586 22
Hawaiian Electric Industries Inc
(d)
11,052 143
MGE Energy Inc 2,493 198
Net Power Inc
(d)
3,185 5
Northwestern Energy Group Inc 19,059 1,310
Ormat Technologies Inc 3,830 374
Otter Tail Corp 14,899 1,317
Portland General Electric Co 52,398 2,585
TXNM Energy Inc 6,932 401
Unitil Corp 22,383 1,207
$ 12,532
Electrical Components & Equipment - 0.11%
Energizer Holdings Inc 63,157 1,324
EnerSys 149 28
Insteel Industries Inc 1,241 38
$ 1,390
Electronics - 2.51%
Advanced Energy Industries Inc 12,790 3,703
Arrow Electronics Inc
(d)
7,400 1,603
Atkore Inc 22,891 1,670
Atmus Filtration Technologies Inc 32,951 1,701
Avnet Inc 25,000 2,221
Benchmark Electronics Inc 1,268 101
CTS Corp 486 31
GoPro Inc
(d)
224 —
Ingram Micro Holding Corp 72,500 2,045
Itron Inc
(d)
22,555 2,248
Kimball Electronics Inc
(d)
46,015 1,138
Knowles Corp
(d)
456 17
Kopin Corp
(d)
5,702 20
Mirion Technologies Inc
(d)
2,109 32
Sanmina Corp
(d)
49,516 9,189
Sensata Technologies Holding PLC 44,400 2,055
Stoneridge Inc
(d)
2,282 16
Turtle Beach Corp
(d)
1,225 15
Vishay Intertechnology Inc 48,790 1,669
Vontier Corp 68,600 2,204
$ 31,678
Energy - Alternate Sources - 0.19%
Aemetis Inc
(d),(e)
4,404 7
Alto Ingredients Inc
(d)
4,870 23
Array Technologies Inc
(d),(e)
7,936 41
ASP Isotopes Inc
(d),(e)
1,512 6
Canadian Solar Inc
(d),(e)
3,221 49
Comstock Inc
(d),(e)
5,531 15
FuelCell Energy Inc
(d)
3,574 77
FutureFuel Corp 1,843 9
Gevo Inc
(d)
13,368 20
Green Plains Inc
(d)
4,603 77
Montauk Renewables Inc
(d)
4,011 7
REX American Resources Corp
(d)
43,752 1,883
Shoals Technologies Group Inc
(d)
890 8
Sunrun Inc
(d)
15,563 153
Toyo Co Ltd
(d)
122 1
$ 2,376
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.23%
908 Devices Inc
(d)
2,382 $ 19
Concrete Pumping Holdings Inc
(d)
1,711 17
Fluor Corp
(d)
55,468 2,783
Granite Construction Inc 293 36
INNOVATE Corp
(d),(e)
13 —
Latham Group Inc
(d)
3,901 21
Mistras Group Inc
(d)
1,075 16
Palladyne AI Corp
(d),(e)
1,943 10
Shimmick Corp
(d)
7 —
$ 2,902
Entertainment - 1.51%
Accel Entertainment Inc
(d)
135,900 1,633
AMC Entertainment Holdings Inc
(d)
41,460 117
Bally's Corp
(d),(e)
766 11
Brightstar Lottery PLC 179,307 1,800
Churchill Downs Inc 17,600 1,484
Inspired Entertainment Inc
(d)
40 —
Marriott Vacations Worldwide Corp 30,603 2,984
Monarch Casino & Resort Inc 5,700 700
Penn Entertainment Inc
(d)
8,554 176
Pursuit Attractions and Hospitality Inc
(d)
1,300 66
RCI Hospitality Holdings Inc 556 14
Red Rock Resorts Inc 91,990 5,928
Reservoir Media Inc
(d)
1,521 15
Starz Entertainment Corp
(d)
845 22
United Parks & Resorts Inc
(d)
34,934 1,559
Vail Resorts Inc 16,800 2,509
Venu Holding Corp
(d)
3,912 8
Webtoon Entertainment Inc
(d),(e)
1,742 16
$ 19,042
Environmental Control - 0.94%
Clean Harbors Inc
(d)
37,595 11,763
Energy Recovery Inc
(d)
481 4
Enviri Corp
(d)
1,728 38
GD Culture Group Ltd
(d)
5 —
Onterris Inc
(d)
2,260 48
Perma-Fix Environmental Services Inc
(d)
54 1
Pure Cycle Corp
(d)
1,543 16
$ 11,870
Food - 1.08%
B&G Foods Inc
(e)
228,331 806
Cal-Maine Foods Inc 2,899 254
Flowers Foods Inc 232,259 1,631
Grocery Outlet Holding Corp
(d),(e)
201,990 1,856
Ingles Markets Inc 976 88
J & J Snack Foods Corp 992 76
John B Sanfilippo & Son Inc 24,414 2,021
Lamb Weston Holdings Inc 50,600 2,659
Marzetti Company/The 159 17
Mission Produce Inc
(d)
62,241 785
Nathan's Famous Inc 10,441 1,024
Natural Grocers by Vitamin Cottage Inc 623 20
Once Upon a Farm PBC
(d),(e)
1,061 16
Seneca Foods Corp - Class A
(d)
282 47
Simply Good Foods Co/The
(d)
195,286 1,988
United Natural Foods Inc
(d)
3,573 182
Utz Brands Inc 4,905 69
Village Super Market Inc 603 26
Weis Markets Inc 814 63
$ 13,628
Forest Products & Paper - 0.09%
Magnera Corp
(d)
2,228 29
Sylvamo Corp 30,620 1,146
$ 1,175
Gas - 2.32%
Brookfield Infrastructure Corp
(e)
8,399 355
Chesapeake Utilities Corp 1,599 212
New Jersey Resources Corp 47,024 2,722
Northwest Natural Holding Co 236,968 11,593

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
ONE Gas Inc 22,326 $ 1,734
RGC Resources Inc 702 15
Southwest Gas Holdings Inc 4,909 439
Spire Inc 151,897 12,130
$ 29,200
Hand & Machine Tools - 0.01%
Kennametal Inc 2,604 89
Luxfer Holdings PLC 1,773 30
$ 119
Healthcare - Products - 4.31%
Alamar Biosciences Inc
(d)
343 9
AngioDynamics Inc
(d),(e)
1,889 28
Anteris Technologies Global Corp
(d)
5,396 42
Avantor Inc
(d)
1,234,330 17,009
Azenta Inc
(d)
2,776 78
Beta Bionics Inc
(d)
2,687 34
BioLife Solutions Inc
(d)
2,261 71
Castle Biosciences Inc
(d)
1,968 55
CONMED Corp 59,329 2,747
Delcath Systems Inc
(d)
1,718 21
DENTSPLY SIRONA Inc 13,561 181
Embecta Corp 4,893 18
Enovis Corp
(d)
3,854 112
Glaukos Corp
(d)
54,815 9,139
GRAIL Inc
(d)
2,732 187
Haemonetics Corp
(d)
224 19
ICU Medical Inc
(d)
1,631 275
Inmode Ltd
(d)
119,000 1,802
Inogen Inc
(d)
2,029 13
Inspire Medical Systems Inc
(d)
320 16
Integer Holdings Corp
(d)
2,259 274
Integra LifeSciences Holdings Corp
(d)
4,539 76
Lantheus Holdings Inc
(d)
22,100 2,202
LivaNova PLC
(d)
31,685 2,540
Merit Medical Systems Inc
(d)
3,594 305
MiMedx Group Inc
(d)
8,012 33
MiniMed Group Inc
(d)
1,884 34
Nautilus Biotechnology Inc
(d)
3,382 3
Neogen Corp
(d)
14,755 178
Novocure Ltd
(d)
612 9
Omnicell Inc
(d)
3,023 107
OraSure Technologies Inc
(d)
5,292 21
Orthofix Medical Inc
(d)
2,669 31
OrthoPediatrics Corp
(d)
878 18
Pacific Biosciences of California Inc
(d)
434 1
Quanterix Corp
(d)
3,490 12
QuidelOrtho Corp
(d)
4,571 77
Revvity Inc 136,560 15,366
RxSight Inc
(d)
3,241 19
Shoulder Innovations Inc
(d)
815 19
STAAR Surgical Co
(d)
306 7
Tactile Systems Technology Inc
(d)
317 9
Utah Medical Products Inc 16,403 1,157
Varex Imaging Corp
(d)
2,717 30
$ 54,384
Healthcare - Services - 1.33%
Acadia Healthcare Co Inc
(d)
300,967 8,914
Addus HomeCare Corp
(d)
1,221 141
Ardent Health Inc
(d)
73,467 784
Astrana Health Inc
(d)
41,000 1,458
Aveanna Healthcare Holdings Inc
(d)
1,248 12
Brookdale Senior Living Inc
(d)
15,970 233
Community Health Systems Inc
(d)
8,631 24
Concentra Group Holdings Parent Inc 64,337 2,036
Fortrea Holdings Inc
(d)
6,412 123
Fulgent Genetics Inc
(d)
1,265 21
Ginkgo Bioworks Holdings Inc
(d)
3,148 26
LifeMD Inc
(d),(e)
268 1
Lumexa Imaging Holdings Inc
(d)
1,504 16
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Molina Healthcare Inc
(d)
11,600 $ 2,269
National HealthCare Corp 594 134
Oncology Institute Inc/The
(d)
1,462 7
OPKO Health Inc
(d),(e)
26,741 35
Option Care Health Inc
(d)
1,937 45
Pediatrix Medical Group Inc
(d)
5,529 147
Personalis Inc
(d)
4,496 57
SBC Medical Group Holdings Inc
(d)
1,452 4
Sonida Senior Living Inc
(d)
1,898 77
Strata Critical Medical Inc
(d)
4,527 23
Surgery Partners Inc
(d)
5,304 82
Teladoc Health Inc
(d)
12,121 81
US Physical Therapy Inc
(e)
319 25
$ 16,775
Home Builders - 0.70%
Beazer Homes USA Inc
(d)
1,659 53
Century Communities Inc 9,766 656
Champion Homes Inc
(d)
2,083 166
Comstock Holding Cos Inc
(d)
61 1
Dream Finders Homes Inc
(d)
1,864 24
Forestar Group Inc
(d)
1,294 36
Green Brick Partners Inc
(d)
9,027 638
Hovnanian Enterprises Inc
(d)
290 36
KB Home 15,318 842
LCI Industries 1,423 146
Legacy Housing Corp
(d)
24,056 632
LGI Homes Inc
(d)
1,375 75
M/I Homes Inc
(d)
5,696 832
Meritage Homes Corp 4,433 311
Thor Industries Inc 28,400 2,129
Winnebago Industries Inc 74,519 2,257
$ 8,834
Home Furnishings - 0.46%
Arhaus Inc 185,219 1,373
Dolby Laboratories Inc 29,400 1,729
Ethan Allen Interiors Inc 1,558 35
Flexsteel Industries Inc 263 20
Hamilton Beach Brands Holding Co 535 12
Leggett & Platt Inc 112,600 1,103
Lovesac Co/The
(d),(e)
435 7
MillerKnoll Inc 66,375 1,495
Sonos Inc
(d)
598 9
XMAX Inc
(d),(e)
134 1
Xperi Inc
(d)
3,147 24
$ 5,808
Housewares - 0.61%
Central Garden & Pet Co
(d),(e)
21,326 918
Central Garden & Pet Co - A Shares
(d)
3,339 127
Lifetime Brands Inc 1,002 8
Newell Brands Inc 28,530 160
Scotts Miracle-Gro Co/The 99,450 6,532
$ 7,745
Insurance - 4.28%
Abacus Global Management Inc 616 6
Accelerant Holdings
(d)
357 4
American Coastal Insurance Corp 1,897 20
American Integrity Insurance Group Inc 994 20
AMERISAFE Inc 1,236 36
Assured Guaranty Ltd 12,700 1,051
Ategrity Specialty Holdings LLC
(d)
767 18
Bowhead Specialty Holdings Inc
(d)
1,189 36
Citizens Inc/TX
(d),(e)
3,458 16
CNO Financial Group Inc 55,874 3,078
Crawford & Co 67 1
Donegal Group Inc 1,237 24
Employers Holdings Inc 25,418 1,285
Essent Group Ltd 40,295 2,658
F&G Annuities & Life Inc 56,544 1,615
First American Financial Corp 109,710 8,227

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Genworth Financial Inc
(d)
25,719 $ 253
Goosehead Insurance Inc
(d)
1,391 86
Greenlight Capital Re Ltd
(d)
1,691 28
Hamilton Insurance Group Ltd 3,078 111
Hanover Insurance Group Inc/The 47,180 10,975
HCI Group Inc 733 128
Heritage Insurance Holdings Inc
(d)
1,629 48
Hippo Holdings Inc
(d)
1,251 39
Horace Mann Educators Corp 38,707 2,017
Investors Title Co 93 27
Jackson Financial Inc 4,391 537
James River Group Holdings Inc
(e)
2,699 12
Kemper Corp 96,436 2,737
Kingstone Cos Inc 777 16
Lincoln National Corp 47,800 2,180
MBIA Inc
(d)
3,387 17
Mercury General Corp 1,634 175
MGIC Investment Corp 19,300 580
Neptune Insurance Holdings Inc
(d)
1,729 55
NI Holdings Inc
(d),(e)
506 8
NMI Holdings Inc
(d)
60,597 2,684
Octave Specialty Group Inc
(d)
2,758 15
Pelagos Insurance Capital Ltd 1,250 32
Roadzen Inc
(d)
3,473 4
Safety Insurance Group Inc
(e)
963 100
Selective Insurance Group Inc 88,918 8,429
SiriusPoint Ltd
(d)
7,056 167
Skyward Specialty Insurance Group Inc
(d)
947 57
Slide Insurance Holdings Inc 4,391 88
Stewart Information Services Corp 25,370 1,715
Tiptree Inc 1,551 28
United Fire Group Inc 1,423 73
Universal Insurance Holdings Inc 1,671 73
White Mountains Insurance Group Ltd 1,140 2,391
$ 53,980
Internet - 0.79%
1-800-Flowers.com Inc
(d),(e)
1,907 7
1stdibs.com Inc
(d),(e)
1,947 8
Angi Inc
(d)
2,250 13
Bed Bath & Beyond Inc
(d)
4,955 25
Bumble Inc
(d)
7,639 22
Cars.com Inc
(d)
3,011 36
Chewy Inc
(d)
287,950 6,508
ePlus Inc 26,893 2,485
EverQuote Inc
(d)
1,851 47
fuboTV Inc
(d),(e)
2,068 18
Groupon Inc
(d),(e)
1,551 43
HealthStream Inc 1,568 44
Lands' End Inc
(d),(e)
752 9
Magnite Inc
(d)
3,961 76
Nextdoor Holdings Inc
(d)
15,593 35
Opendoor Technologies Inc
(d)
10,646 40
Phoenix Education Partners Inc 13 —
RealReal Inc/The
(d)
5,436 66
Shutterstock Inc 1,954 11
Sprinklr Inc
(d)
6,340 40
Stitch Fix Inc
(d)
7,310 29
TripAdvisor Inc
(d)
3,542 50
Trump Media & Technology Group Corp
(d)
10,807 107
Tucows Inc
(d),(e)
526 8
Upwork Inc
(d)
5,768 53
Yelp Inc
(d)
2,134 56
Ziff Davis Inc
(d)
2,309 123
ZipRecruiter Inc
(d)
4,384 17
$ 9,976
Investment Companies - 0.35%
Bit Digital Inc
(d)
21,841 29
Bitdeer Technologies Group
(d)
6,232 66
Brookfield Business Corp 2,844 84
COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies (continued)
Cannae Holdings Inc 2,637 $ 38
Cleanspark Inc
(d)
16,859 232
Compass Diversified Holdings
(d)
2,470 25
Core Scientific Inc
(d)
2,691 56
HA Sustainable Infrastructure Capital Inc 8,582 325
Hut 8 Corp
(d)
28,648 3,083
Innventure Inc
(d),(e)
4,568 15
MARA Holdings Inc
(d)
25,840 292
Riot Platforms Inc
(d)
8,022 162
$ 4,407
Iron & Steel - 0.33%
Commercial Metals Co 60,968 4,190
Friedman Industries Inc 457 15
$ 4,205
Leisure Products & Services - 1.93%
Brunswick Corp/DE 27,400 2,165
Callaway Golf Co
(d)
9,390 173
Escalade Inc 659 13
Global Business Travel Group I
(d)
7,886 75
Harley-Davidson Inc 74,568 1,830
Johnson Outdoors Inc 492 23
Life Time Group Holdings Inc
(d)
192,619 8,687
Malibu Boats Inc
(d)
1,310 36
MasterCraft Boat Holdings Inc
(d)
1,072 26
Norwegian Cruise Line Holdings Ltd
(d)
445,710 8,259
Patrick Industries Inc 1,228 101
Peloton Interactive Inc
(d)
16,736 107
Polaris Inc 15,705 1,054
Sabre Corp
(d)
16,291 30
YETI Holdings Inc
(d)
35,600 1,742
$ 24,321
Lodging - 1.30%
Boyd Gaming Corp 12,600 1,072
Hilton Grand Vacations Inc
(d)
41,500 1,915
Marcus Corp/The 770 22
MGM Resorts International
(d)
245,285 10,932
Travel + Leisure Co 32,700 2,486
$ 16,427
Machinery - Construction & Mining - 0.06%
Astec Industries Inc 1,375 70
Babcock & Wilcox Enterprises Inc
(d)
8,400 78
Hyster-Yale Inc 730 24
Lightbridge Corp
(d)
2,143 18
Manitowoc Co Inc/The
(d)
2,339 32
NANO Nuclear Energy Inc
(d)
2,872 46
Terex Corp 7,653 481
$ 749
Machinery - Diversified - 0.79%
Aebi Schmidt Holding AG 2,246 29
Alamo Group Inc 687 109
Albany International Corp 27,352 2,038
Cactus Inc 26,000 1,690
Columbus McKinnon Corp/NY 135,021 2,588
Eastman Kodak Co
(d)
4,280 36
Gencor Industries Inc
(d)
766 11
Lindsay Corp 15,372 1,704
Power Solutions International Inc
(d)
12 —
Richtech Robotics Inc
(d),(e)
13,130 19
Tennant Co 20,362 1,711
Twin Disc Inc
(e)
861 20
$ 9,955
Media - 0.04%
AMC Global Media Inc
(d)
2,141 24
Cable One Inc
(d)
395 16
CuriosityStream Inc 222 1
EW Scripps Co/The
(d)
4,668 13
Gray Media Inc 5,894 24
iHeartMedia Inc
(d)
7,721 28

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Lee Enterprises Inc
(d)
121 $ 1
Liberty Latin America Ltd - Class A
(d)
631 5
Liberty Latin America Ltd - Class C
(d)
2,362 19
Optimum Communications Inc
(d)
17,005 13
Scholastic Corp 934 38
Sinclair Inc 2,792 38
Sphere Entertainment Co
(d)
1,830 262
Thryv Holdings Inc
(d)
2,760 11
$ 493
Metal Fabrication & Hardware - 2.03%
Helios Technologies Inc 1,973 154
Hillman Solutions Corp
(d)
13,283 105
Janus International Group Inc
(d)
251,627 1,291
L B Foster Co
(d)
14,505 597
Mayville Engineering Co Inc
(d)
950 24
Metallus Inc
(d)
2,423 49
Mueller Industries Inc 137,840 9,154
Park-Ohio Holdings Corp 653 26
Proto Labs Inc
(d)
1,591 119
Ryerson Holding Corp 2,995 83
Timken Co/The 19,600 2,696
Tredegar Corp
(d)
2,164 16
Valmont Industries Inc 23,190 11,171
Worthington Steel Inc 2,199 79
$ 25,564
Mining - 0.74%
Arcosa Inc 2,287 332
Caledonia Mining Corp PLC
(e)
1,226 23
Centrus Energy Corp
(d),(e)
203 36
Elemental Royalty Corp 2,347 37
Encore Energy Corp
(d)
15,951 17
Ferroglobe PLC 8,032 26
Hudbay Minerals Inc 285,425 6,493
Ivanhoe Electric Inc / US
(d)
1,141 10
Kaiser Aluminum Corp 12,530 2,001
McEwen Inc
(d)
1,694 29
NioCorp Developments Ltd
(d)
4,536 19
SSR Mining Inc 13,573 348
$ 9,371
Miscellaneous Manufacturers - 1.83%
Avient Corp 6,203 225
Core Molding Technologies Inc
(d)
689 16
Enpro Inc 85 27
Federal Signal Corp 63,195 7,896
FreightCar America Inc
(d)
21 —
GrafTech International Ltd
(d),(e)
123 1
JBT Marel Corp 85,734 11,872
LSB Industries Inc
(d)
3,974 43
Myers Industries Inc 81,196 2,773
NLI Holdings Inc 259 2
Outdoor Holding Co
(d)
8,799 19
Smith & Wesson Brands Inc 2,958 43
Sturm Ruger & Co Inc 902 34
Trinity Industries Inc 2,575 80
$ 23,031
Office & Business Equipment - 0.00%
Xerox Holdings Corp
(e)
8,752 26
Office Furnishings - 0.03%
CompX International Inc 35 1
HNI Corp 4,799 216
Interface Inc 3,429 117
$ 334
Oil & Gas - 5.38%
Amplify Energy Corp
(d)
2,906 11
Antero Resources Corp
(d)
238,345 8,614
Baytex Energy Corp 451,071 2,057
BKV Corp
(d)
674 16
Borr Drilling Ltd
(d)
4,554 18
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
California Resources Corp 32,298 $ 1,700
CNX Resources Corp
(d)
9,192 329
Comstock Resources Inc
(d)
4,287 57
Crescent Energy Co 267,733 3,071
CVR Energy Inc 53,400 1,902
Delek US Holdings Inc 47,600 3,231
Diversified Energy Co
(e)
4,709 63
Epsilon Energy Ltd 1,697 9
Evolution Petroleum Corp 102 —
Expro Ltd
(d)
141,693 2,260
Granite Ridge Resources Inc
(e)
1,626 8
Gulfport Energy Corp
(d)
210 34
Helmerich & Payne Inc 4,454 154
HighPeak Energy Inc
(e)
1,875 13
Kolibri Global Energy Inc
(d)
2,022 10
Kosmos Energy Ltd
(d)
1,074,235 2,890
Matador Resources Co 83,575 4,170
Murphy Oil Corp 79,046 3,142
Nabors Industries Ltd
(d)
937 80
Noble Corp PLC 145,265 6,159
Northern Oil & Gas Inc 73,136 1,547
Par Pacific Holdings Inc
(d)
34,712 2,986
Patterson-UTI Energy Inc 23,445 246
PBF Energy Inc 86,687 6,266
PEDEVCO Corp
(d)
35 —
Permian Resources Corp 264,860 5,644
PrimeEnergy Resources Corp
(d)
27 5
Riley Exploration Permian Inc 805 28
Ring Energy Inc
(d)
12,778 16
SandRidge Energy Inc 2,124 30
Seadrill Ltd
(d)
4,220 189
SM Energy Co 97,623 3,175
Talos Energy Inc
(d)
139,452 2,117
Transocean Ltd
(d)
65,882 350
VAALCO Energy Inc 367,519 1,959
Valaris Ltd
(d)
19,845 1,572
Vitesse Energy Inc
(e)
2,127 33
W&T Offshore Inc 6,528 23
Weatherford International PLC 19,000 1,668
$ 67,852
Oil & Gas Services - 1.94%
Archrock Inc 118,205 4,227
Atlas Energy Solutions Inc 5,498 59
Bristow Group Inc 1,740 79
Civeo Corp
(d)
722 23
Core Laboratories Inc 41,696 444
DNOW Inc
(d)
92,806 1,311
Flotek Industries Inc
(d)
21 1
Forum Energy Technologies Inc
(d)
435 27
Helix Energy Solutions Group Inc
(d)
172,788 1,643
HMH Holding Inc
(d)
841 17
Innovex International Inc
(d)
79,144 2,222
Liberty Energy Inc 984 18
Matrix Service Co
(d)
1,544 18
National Energy Services Reunited Corp
(d)
21,360 576
Natural Gas Services Group Inc 148 5
NOV Inc 108,500 2,108
Oceaneering International Inc
(d)
561 27
Oil States International Inc
(d)
170,510 1,383
ProFrac Holding Corp
(d)
170,628 689
ProPetro Holding Corp
(d)
156,945 1,742
Ranger Energy Services Inc 1,404 23
RPC Inc 232,458 1,304
SEACOR Marine Holdings Inc
(d)
1,824 17
Select Water Solutions Inc 78,971 1,463
Smart Sand Inc 2,282 10
TETRA Technologies Inc
(d)
553,915 4,265
Tidewater Inc
(d)
9,870 741
$ 24,442

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0.31%
Ardagh Metal Packaging SA 6,797 $ 32
Clearwater Paper Corp
(d)
1,057 22
Graphic Packaging Holding Co 54,700 587
Greif Inc - Class A 1,615 140
Greif Inc - Class B 300 33
O-I Glass Inc
(d)
10,360 74
Ranpak Holdings Corp
(d)
3,453 18
Sonoco Products Co 33,100 1,865
TriMas Corp 30,093 1,201
$ 3,972
Pharmaceuticals - 0.56%
Accendra Health Inc
(d)
5,592 17
Aclaris Therapeutics Inc
(d)
1,333 7
AdaptHealth Corp
(d)
6,841 74
Agios Pharmaceuticals Inc
(d)
3,693 111
Akebia Therapeutics Inc
(d)
628 1
Alkermes PLC
(d)
2,236 110
Amneal Pharmaceuticals Inc
(d)
8,485 155
Amphastar Pharmaceuticals Inc
(d)
2,126 42
Anika Therapeutics Inc
(d)
920 18
Aquestive Therapeutics Inc
(d)
4,541 17
AstraZeneca PLC - Contingent Value Rights
(d),(f)
3,047 1
Atrium Therapeutics Inc
(d)
338 4
BellRing Brands Inc
(d)
244,351 3,027
Candel Therapeutics Inc
(d)
129 1
Coherus Oncology Inc
(d)
6,777 10
Corbus Pharmaceuticals Holdings Inc
(d),(e)
1,340 12
CorMedix Inc
(d)
4,924 37
Enanta Pharmaceuticals Inc
(d)
1,201 15
Fulcrum Therapeutics Inc
(d)
4,461 16
Galectin Therapeutics Inc
(d),(e)
1,127 3
Gyre Therapeutics Inc
(d),(e)
131 1
Herbalife Ltd
(d)
48,675 604
Heron Therapeutics Inc
(d)
960 —
Immuneering Corp
(d),(e)
4,361 18
Indivior Pharmaceuticals Inc
(d)
888 36
Inhibikase Therapeutics Inc
(d)
8,105 18
Ironwood Pharmaceuticals Inc
(d)
216 1
Lyell Immunopharma Inc
(d)
770 10
MediWound Ltd
(d),(e)
33 —
Minerva Neurosciences Inc
(d),(e)
800 3
Nature's Sunshine Products Inc
(d)
826 17
Neurogene Inc
(d)
716 24
Ocugen Inc
(d),(e)
8,663 11
Ocular Therapeutix Inc
(d)
2,505 20
OnKure Therapeutics Inc
(d),(e)
2,136 8
Oramed Pharmaceuticals Inc 2,771 11
Organon & Co 118,200 1,602
ORIC Pharmaceuticals Inc
(d)
3,435 38
Pacira BioSciences Inc
(d)
2,404 64
Pfizer Inc - Contingent Value Rights
(d),(e)
1,179 6
Sagimet Biosciences Inc
(d),(e)
1,048 7
SIGA Technologies Inc
(e)
126,441 413
SpyGlass Pharma Inc
(d)
260 6
Supernus Pharmaceuticals Inc
(d)
3,428 153
Tonix Pharmaceuticals Holding Corp
(d),(e)
1,193 12
USANA Health Sciences Inc
(d)
746 17
Vanda Pharmaceuticals Inc
(d)
3,831 20
Vaxcyte Inc
(d)
2,831 153
VeraDermics Inc
(d),(e)
432 45
Voyager Therapeutics Inc
(d)
4,301 13
$ 7,009
Pipelines - 0.55%
Excelerate Energy Inc 46,152 1,812
Golar LNG Ltd 6,534 321
Kinetik Holdings Inc 45,434 2,298
NextDecade Corp
(d),(e)
361,332 2,428
Summit Midstream Corp
(d),(e)
673 21
$ 6,880
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0.91%
American Realty Investors Inc
(d)
54 $ 1
Compass Inc
(d)
7,050 80
Cushman & Wakefield Ltd
(d)
773,975 10,387
Douglas Elliman Inc
(d)
5,357 9
FRP Holdings Inc
(d)
855 19
Marcus & Millichap Inc 1,514 47
McGrath RentCorp 6,265 721
New Era Energy & Digital Inc
(d),(e)
5,304 25
Newmark Group Inc 9,922 149
RE/MAX Holdings Inc
(d)
1,486 14
RMR Group Inc/The 1,157 22
Seaport Entertainment Group Inc
(d)
623 16
Sky Harbour Group Corp
(d)
40 —
Transcontinental Realty Investors Inc
(d)
28 1
$ 11,491
REITs - 5.00%
Acadia Realty Trust 9,078 204
ACRES Commercial Realty Corp
(d)
521 9
Adamas Trust Inc 5,668 51
AGNC Investment Corp 849,525 9,056
AH Realty Trust Inc 5,101 36
Alpine Income Property Trust Inc 1,088 22
American Assets Trust Inc 86,082 2,031
Angel Oak Mortgage REIT Inc 678 6
Apollo Commercial Real Estate Finance Inc 93,162 617
Apple Hospitality REIT Inc 14,644 242
Arbor Realty Trust Inc 12,778 64
Ares Commercial Real Estate Corp 205,541 875
ARMOUR Residential REIT Inc 8,460 139
Blackstone Mortgage Trust Inc 10,751 156
Braemar Hotels & Resorts Inc 4,454 10
Brandywine Realty Trust 11,306 34
BrightSpire Capital Inc 191,185 958
Broadstone Net Lease Inc 12,967 278
BRT Apartments Corp 802 12
CareTrust REIT Inc 15,136 635
Centerspace 1,121 61
Chatham Lodging Trust 2,986 40
Chicago Atlantic Real Estate Finance Inc 1,472 14
Chimera Investment Corp 5,596 70
Chiron Real Estate Inc 29,190 1,036
Claros Mortgage Trust Inc
(d)
290,352 514
Community Healthcare Trust Inc 1,817 33
COPT Defense Properties 7,725 293
CTO Realty Growth Inc 2,197 48
Curbline Properties Corp 6,579 202
DiamondRock Hospitality Co 130,946 1,734
Diversified Healthcare Trust 14,865 132
Douglas Emmett Inc 166,645 1,969
Dynex Capital Inc 14,610 186
Easterly Government Properties Inc 2,948 72
Ellington Financial Inc 8,289 110
Empire State Realty Trust Inc 199,646 1,010
Essential Properties Realty Trust Inc 228,977 7,165
Farmland Partners Inc 2,722 25
Four Corners Property Trust Inc 7,398 189
Franklin BSP Realty Trust Inc 5,159 39
FrontView REIT Inc 1,410 29
Getty Realty Corp 3,861 132
Gladstone Commercial Corp 2,615 33
Gladstone Land Corp 2,681 22
Global Net Lease Inc 12,882 112
Granite Point Mortgage Trust Inc 289,415 417
Highwoods Properties Inc 7,392 245
Hudson Pacific Properties Inc
(d)
3,549 49
Independence Realty Trust Inc 15,989 266
Industrial Logistics Properties Trust 3,763 32
Innovative Industrial Properties Inc 1,899 112
InvenTrust Properties Corp 5,266 186

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Invesco Mortgage Capital Inc 6,058 $ 45
JBG SMITH Properties 3,996 56
Kite Realty Group Trust 13,778 394
KKR Real Estate Finance Trust Inc 3,593 25
Ladder Capital Corp 7,618 73
LTC Properties Inc 144,083 5,798
LXP Industrial Trust 3,900 236
Macerich Co/The 19,046 492
MFA Financial Inc 5,180 47
Modiv Industrial Inc 797 14
National Health Investors Inc 3,221 247
National Healthcare Properties Inc 2,992 46
NET Lease Office Properties 1,098 13
NETSTREIT Corp 4,860 104
NexPoint Diversified Real Estate Trust 3,050 14
Nexpoint Real Estate Finance Inc 495 8
NexPoint Residential Trust Inc 1,513 40
NNN REIT Inc 128,080 6,086
One Liberty Properties Inc 1,177 29
Orchid Island Capital Inc 13,702 89
Orion Properties Inc 4,372 12
Park Hotels & Resorts Inc 198,706 2,992
Pebblebrook Hotel Trust 130,219 2,487
PennyMac Mortgage Investment Trust 5,172 49
Phillips Edison & Co Inc 8,560 364
Piedmont Realty Trust Inc
(d)
8,438 82
Postal Realty Trust Inc 1,757 40
Ready Capital Corp 11,874 17
Redwood Trust Inc 8,393 38
RLJ Lodging Trust 8,324 102
Sabra Health Care REIT Inc 17,013 360
Safehold Inc 3,766 61
Saul Centers Inc 18 1
Service Properties Trust 7,953 64
Seven Hills Realty Trust 30,632 231
SITE Centers Corp 4,172 18
SL Green Realty Corp 4,835 256
Smartstop Self Storage REIT Inc 181,903 6,101
Strawberry Fields REIT Inc 32 —
Summit Hotel Properties Inc 6,942 48
Sunstone Hotel Investors Inc 4,545 54
Tanger Inc 559 23
Terreno Realty Corp 7,120 510
TPG Mortgage Investment Trust Inc 2,450 17
TPG RE Finance Trust Inc 4,716 38
UMH Properties Inc 4,984 75
Universal Health Realty Income Trust 99 4
Urban Edge Properties 8,606 195
Vornado Realty Trust 71,300 2,809
Xenia Hotels & Resorts Inc 5,288 109
$ 63,025
Retail - 4.00%
Abercrombie & Fitch Co
(d)
14,200 1,413
Academy Sports & Outdoors Inc 13,645 647
Advance Auto Parts Inc 4,078 226
American Eagle Outfitters Inc
(e)
10,578 182
Asbury Automotive Group Inc
(d)
6,847 1,586
AutoNation Inc
(d)
11,500 2,443
Barnes & Noble Education Inc 1,365 17
Bath & Body Works Inc 338,635 6,814
Biglari Holdings Inc - Class B
(d),(e)
41 16
Biglari Holdings Inc - Class A
(d)
3 6
BJ's Restaurants Inc
(d)
375 25
Bloomin' Brands Inc 5,725 50
BlueLinx Holdings Inc
(d)
483 26
Bob's Discount Furniture Inc
(d),(e)
574 10
Caleres Inc 2,123 27
Camping World Holdings Inc 2,471 15
Citi Trends Inc
(d)
9 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Clean Energy Fuels Corp
(d)
11,627 $ 23
Cracker Barrel Old Country Store Inc
(e)
1,491 84
Designer Brands Inc 2,845 17
Dine Brands Global Inc 656 24
El Pollo Loco Holdings Inc
(d)
58,139 957
First Watch Restaurant Group Inc
(d)
4,095 53
FirstCash Holdings Inc 49,865 10,173
Genesco Inc
(d)
641 24
Group 1 Automotive Inc 5,864 1,682
Haverty Furniture Cos Inc 56,980 1,404
J Jill Inc
(e)
666 12
Jack in the Box Inc
(d),(e)
1,248 20
Kohl's Corp 7,340 140
Krispy Kreme Inc
(d)
6,060 19
La-Z-Boy Inc 2,691 106
Macy's Inc 53,000 1,315
MarineMax Inc
(d)
1,309 45
Movado Group Inc 993 38
MSC Industrial Direct Co Inc 21,300 2,628
National Vision Holdings Inc
(d)
4,527 100
Nu Skin Enterprises Inc 3,256 17
OneWater Marine Inc
(d)
67,210 823
Papa John's International Inc
(e)
2,007 60
PC Connection Inc 8,173 684
Petco Health & Wellness Co Inc
(d)
6,172 17
Portillo's Inc
(d),(e)
123,350 564
Rent the Runway Inc
(d),(e)
169 1
RideNow Group Inc
(d)
1,280 8
Sally Beauty Holdings Inc
(d)
6,456 97
Shoe Station Group Inc 1,457 22
Signet Jewelers Ltd 2,628 244
Sonic Automotive Inc 29,213 2,676
Sweetgreen Inc
(d)
2,923 19
Urban Outfitters Inc
(d)
2,376 176
Warby Parker Inc
(d)
375,640 10,026
Wendy's Co/The
(e)
338,966 2,495
Winmark Corp 196 65
Yesway Inc
(d),(e)
1,090 23
Zumiez Inc
(d)
901 18
$ 50,403
Savings & Loans - 2.30%
Axos Financial Inc
(d)
3,210 325
Banc of California Inc 61,131 1,171
Beacon Financial Corp 77,464 2,441
BV Financial Inc
(d)
510 10
Capitol Federal Financial Inc 281,977 2,493
CF Bankshares Inc 386 14
Citizens Community Bancorp Inc/WI 756 17
Eagle Bancorp Montana Inc 621 14
Finward Bancorp 6,900 307
First Capital Inc 274 17
FS Bancorp Inc 467 20
Greene County Bancorp Inc 525 17
Hingham Institution For Savings The
(e)
7,733 2,206
Home Bancorp Inc 18,517 1,321
HomeTrust Bancshares Inc 1,014 52
Northwest Bancshares Inc 9,904 156
OceanFirst Financial Corp 221,679 4,280
Provident Financial Services Inc 111,381 2,749
Southern Missouri Bancorp Inc 24,548 1,901
Timberland Bancorp Inc/WA 551 25
WaFd Inc 67,531 2,483
Waterstone Financial Inc 1,122 23
WSFS Financial Corp 86,241 6,916
$ 28,958
Semiconductors - 1.02%
Alpha & Omega Semiconductor Ltd
(d)
1,627 52
Arteris Inc
(d)
231 7
CEVA Inc
(d)
210 7

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Cohu Inc
(d)
1,097 $ 53
Diodes Inc
(d)
555 46
GSI Technology Inc
(d),(e)
76 —
inTEST Corp
(d)
22 —
Photronics Inc
(d)
199,379 6,039
QuickLogic Corp
(d)
477 6
Rambus Inc
(d)
68,555 6,241
Richardson Electronics Ltd/United States 983 18
Synaptics Inc
(d)
2,360 253
Vishay Precision Group Inc
(d)
350 32
Wolfspeed Inc
(d),(e)
1,892 45
$ 12,799
Software - 1.72%
8x8 Inc
(d)
9,308 18
ACI Worldwide Inc
(d)
38,200 2,190
ACV Auctions Inc
(d)
3,984 30
Adeia Inc 778 21
Asure Software Inc
(d)
1,911 15
BigBear.ai Holdings Inc
(d),(e)
24,519 68
Blend Labs Inc
(d)
619 1
Box Inc
(d)
1,606 51
C3.ai Inc
(d)
9,101 84
Carlsmed Inc
(d)
342 4
Cerence Inc
(d)
2,250 19
Claritev Corp
(d)
550 12
Concentrix Corp 2,811 69
Consensus Cloud Solutions Inc
(d)
400 15
CS Disco Inc
(d)
157 1
Daily Journal Corp
(d)
64 38
Digi International Inc
(d)
345 24
Digital Turbine Inc
(d)
6,595 53
Domo Inc
(d),(e)
1,592 6
Donnelley Financial Solutions Inc
(d)
378 18
DoubleVerify Holdings Inc
(d)
1,606 18
Duos Technologies Group Inc
(d),(e)
37 —
eGain Corp
(d)
122 1
EverCommerce Inc
(d)
30 —
Evolent Health Inc
(d)
4,921 15
Five9 Inc
(d)
5,053 139
Freshworks Inc
(d)
9,245 105
Gemini Space Station Inc
(d),(e)
3,333 13
Genius Sports Ltd
(d)
12,283 85
I3 Verticals Inc
(d)
1,446 30
IBEX Holdings Ltd
(d)
275 10
Ibotta Inc
(d)
24,561 589
Immersion Corp 2,285 17
N-able Inc/US
(d)
296,482 1,388
nCino Inc
(d)
549 10
PagerDuty Inc
(d)
2,816 30
Paycom Software Inc 16,900 2,771
Phreesia Inc
(d)
712 8
Playtika Holding Corp 3,490 14
Porch Group Inc
(d)
5,809 84
Progress Software Corp
(d)
1,728 70
PubMatic Inc
(d)
2,581 33
Quantum Computing Inc
(d),(e)
11,635 94
Rackspace Technology Inc
(d),(e)
4,740 20
SHARPLINK INC
(d),(e)
12,457 76
Simulations Plus Inc
(d),(e)
417 8
Sprout Social Inc
(d)
1,275 11
SPS Commerce Inc
(d)
982 72
Swarmer Inc
(d),(e)
8 —
Teradata Corp
(d)
1,846 57
Unity Software Inc
(d)
323,120 10,246
Veritone Inc
(d),(e)
3,269 4
Via Transportation Inc
(d),(e)
2,685 55
Waystar Holding Corp
(d)
7,442 157
Whitefiber Inc
(d),(e)
792 19
Workiva Inc
(d)
43,700 2,613
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Yext Inc
(d)
4,642 $ 25
ZenaTech Inc
(d)
259 —
ZoomInfo Technologies Inc
(d)
16,307 54
$ 21,678
Supranational Bank - 0.01%
Bladex Inc 1,763 103
Telecommunications - 0.86%
ATN International Inc 764 18
Aviat Networks Inc
(d)
34,000 696
Clearfield Inc
(d)
744 23
IDT Corp - Class B 200 13
Inseego Corp
(d)
66 1
Keel Infrastructure Corp
(d),(e)
29,049 115
KVH Industries Inc
(d)
1,019 10
Liberty Capital Corp
(d)
256 6
Liberty Capital Corp
(d)
2,199 51
Lumen Technologies Inc
(d)
666,463 4,252
NETGEAR Inc
(d)
1,745 42
Powerfleet Inc NJ
(d)
8,519 33
Ribbon Communications Inc
(d)
7,664 16
Shenandoah Telecommunications Co 3,333 40
Soluna Holdings Inc
(d),(e)
8,544 11
Spok Holdings Inc 1,653 18
Telephone and Data Systems Inc 6,663 224
Uniti Group Inc
(d)
3,432 33
Viasat Inc
(d)
65,656 5,051
Vistance Networks Inc 14,821 174
$ 10,827
Textiles - 0.11%
UniFirst Corp/MA 4,946 1,449
Toys, Games & Hobbies - 0.21%
Funko Inc
(d)
2,833 17
JAKKS Pacific Inc 58,933 1,552
Mattel Inc
(d)
71,200 1,074
Tron Inc
(d)
3,894 5
$ 2,648
Transportation - 0.80%
ArcBest Corp 543 78
Ardmore Shipping Corp 2,363 41
Costamare Bulkers Holdings Ltd
(d)
709 14
Costamare Inc 2,980 46
Covenant Logistics Group Inc 185 7
CryoPort Inc
(d)
3,280 49
DHT Holdings Inc 2,158 40
Dorian LPG Ltd 1,542 73
FLEX LNG Ltd 1,770 55
Genco Shipping & Trading Ltd 2,149 55
Heartland Express Inc 2,594 32
Hub Group Inc 4,005 186
International Seaways Inc 2,792 269
Landstar System Inc 11,200 1,957
Marten Transport Ltd 3,930 58
Matson Inc 11,628 2,356
Navigator Holdings Ltd 2,451 55
Nordic American Tankers Ltd 13,718 90
PAMT CORP
(d)
370 6
Pangaea Logistics Solutions Ltd 2,391 18
Proficient Auto Logistics Inc
(d)
2,022 14
Radiant Logistics Inc
(d)
2,512 21
RXO Inc
(d)
10,567 214
Safe Bulkers Inc 3,662 29
Schneider National Inc 38,800 1,387
Scorpio Tankers Inc 3,085 240
SFL Corp Ltd 1,122 14
Teekay Corp Ltd 3,725 43
Teekay Tankers Ltd 1,619 128
Universal Logistics Holdings Inc
(e)
587 8
Werner Enterprises Inc 3,389 127

Schedule of Investments
SmallCap Value Fund II
July 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
World Kinect Corp 61,158 $ 2,438
$ 10,148
Trucking & Leasing - 1.30%
GATX Corp 79,079 14,145
Greenbrier Cos Inc/The 46,187 2,274
Willis Lease Finance Corp 261 19
$ 16,438
Water - 0.22%
American States Water Co 761 65
Artesian Resources Corp 15,200 522
California Water Service Group 4,036 202
Consolidated Water Co Ltd 173 5
Global Water Resources Inc
(e)
812 6
H2O America 30,805 1,890
Middlesex Water Co 1,222 70
York Water Co/The 1,069 33
$ 2,793
TOTAL COMMON STOCKS $ 1,225,558
Total Investments $ 1,270,384
Other Assets and Liabilities -  (0.75)% (9,439)
TOTAL NET ASSETS - 100.00% $ 1,260,945
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,805 or
0.78% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,451 or 0.75% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2025 Purchases Sales July 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 52,211 $ 898,185 $ 908,888 $ 41,508
$ 52,211 $ 898,185 $ 908,888 $ 41,508
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.58% $ 1,073 $ — $ — $ —
$ 1,073 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2026 Long 25 $ 3,673 $ (56)
Total $ (56)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .65 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .65%
iShares National Muni Bond ETF 14,828 $ 1,566
iShares Short-Term National Muni Bond ETF 374 40
JPMorgan Ultra-Short Municipal Income ETF 99 5
State Street SPDR Nuveen ICE High Yield
Municipal Bond ETF
30,004 747
VanEck High Yield Muni ETF 18,363 922
$ 3,280
TOTAL INVESTMENT COMPANIES $ 3,280
COMMON STOCKS - 0 .00 % Shares Held Value (000's)
Transportation - 0 .00%
BL Train Holdings West LLC - Warrants
(a),(b)
45,054 $ 22
TOTAL COMMON STOCKS $ 22
MUNICIPAL BONDS - 104 .55%
Principal
Amount (000's) Value (000's)
Alabama - 6 .84%
Baldwin County Industrial Development Authority
4.30%, 03/01/2056
(c),(d)
$ 2,500 $ 2,478
Black Belt Energy Gas District
5.00%, 06/01/2036 5,000 5,103
5.00%, 11/01/2036 10,200 10,525
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(c)
3,220 3,414
Industrial Development Board of the City of Mobile
Alabama
3.05%, 06/01/2034
(c)
1,400 1,400
Lower Alabama Gas District/The
5.00%, 09/01/2034 5,000 5,155
5.00%, 09/01/2046 3,445 3,493
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(d)
2,755 2,791
$ 34,359
Arizona - 1 .05%
Arizona Industrial Development Authority
5.13%, 01/01/2059 575 520
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 2,900 2,773
Navajo Nation
5.50%, 12/01/2030
(d)
1,990 1,992
$ 5,285
Arkansas - 0 .20%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,014
California - 10 .52%
California Community Choice Financing Authority
5.00%, 07/01/2053
(c)
5,000 5,182
California Educational Facilities Authority
5.00%, 04/01/2051 3,000 3,329
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(e)
6,722 6,666
California Infrastructure & Economic Development
Bank
12.00%, 01/01/2065
(c),(d)
1,835 1,174
California Municipal Finance Authority
4.00%, 07/15/2029 2,050 2,061
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(e)
2,240 2,328
California Public Finance Authority
6.50%, 06/01/2054
(d)
8,000 7,693
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(e)
2,000 2,157
Chino Valley Unified School District
5.00%, 08/01/2055
(f)
2,430 2,479
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty )
5.25%, 06/01/2047
(e)
$ 1,300 $ 1,343
City of Los Angeles Department of Airports
5.00%, 05/15/2029 1,250 1,315
5.00%, 05/15/2037
(f)
3,824 4,024
Los Angeles Department of Water & Power Water
System Revenue (credit support from Build
America Mutual Assurance Corp )
5.00%, 07/01/2046
(e)
6,500 6,775
San Diego Unified School District/CA
0.00%, 07/01/2032
(a)
5,000 4,140
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,536
Tender Option Bond Trust Receipts/Certificates
2.95%, 11/01/2043
(c),(d)
600 600
$ 52,802
Colorado - 0 .63%
Southern Ute Indian Tribe of the Southern Ute
Reservation of Colorado
5.00%, 04/01/2035
(d)
3,000 3,177
Connecticut - 1 .85%
Aquarion Water Authority
5.25%, 08/01/2046 3,000 3,232
Connecticut State Health & Educational Facilities
Authority
5.00%, 07/01/2064
(c)
2,000 2,249
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(d)
3,800 3,829
$ 9,310
District of Columbia - 0 .43%
District of Columbia
5.00%, 04/01/2060
(c)
2,000 2,153
Florida - 7 .37%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,603
Collier County Industrial Development
Authority (credit support from Assured Guaranty )
5.00%, 10/01/2049
(e)
1,500 1,519
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(f)
7,000 6,940
County of Miami-Dade FL Water & Sewer System
Revenue
5.00%, 10/01/2055 2,400 2,456
Florida Development Finance Corp
4.50%, 07/01/2032
(d)
4,000 3,969
4.55%, 06/01/2046
(c),(d)
5,000 4,998
Florida Development Finance Corp (credit support
from Assured Guaranty )
5.25%, 07/01/2047
(e)
1,505 1,493
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(f)
3,000 3,075
Miami-Dade County Educational Facilities
Authority
5.00%, 04/01/2053 2,000 2,000
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,102
Sarasota County Public Hospital District
5.00%, 07/01/2037 3,500 3,864
$ 37,019
Georgia - 5 .95%
Atlanta Development Authority/The
5.00%, 04/01/2034
(d)
5,650 5,731
5.50%, 04/01/2039
(d)
2,500 2,536
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 9,235 10,003

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia (continued)
Development Authority of Burke County/The
3.05%, 11/01/2052
(c)
$ 400 $ 400
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(d)
1,752 1,760
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,033
5.25%, 07/01/2043 3,585 3,827
Main Street Natural Gas Inc
5.00%, 12/01/2055
(c)
4,300 4,467
Private Colleges & Universities Authority
2.52%, 09/01/2052
(c)
100 100
$ 29,857
Illinois - 7 .76%
City of Chicago IL
6.00%, 01/01/2050 4,500 4,664
6.00%, 01/01/2050 1,000 1,032
6.00%, 01/01/2055 1,500 1,540
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,534
Illinois State Toll Highway Authority
4.00%, 01/01/2046 410 384
5.00%, 12/01/2031 5,200 5,207
5.00%, 01/01/2047
(f)
1,400 1,461
5.25%, 01/01/2043
(f)
2,340 2,504
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(e)
5,000 4,724
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(e)
1,295 1,342
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,815
5.00%, 01/01/2040 3,000 3,032
State of Illinois
5.50%, 10/01/2044 6,855 7,234
5.50%, 04/01/2051 1,000 1,046
United City of Yorkville IL
5.75%, 03/01/2028 300 301
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 124 119
$ 38,939
Indiana - 0 .14%
City of Whiting IN
3.00%, 11/01/2051 1,000 699
Iowa - 0 .11%
Iowa Finance Authority
7.50%, 05/15/2053 500 551
Kentucky - 2 .43%
Kentucky Public Energy Authority
5.00%, 12/01/2033 5,000 5,075
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,128
$ 12,203
Louisiana - 1 .17%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(d)
1,500 1,427
5.50%, 11/01/2039
(d)
1,325 1,342
Parish of St James LA
6.10%, 12/01/2040
(c),(d)
1,000 1,086
Parish of St John the Baptist LA
3.30%, 06/01/2037
(c)
2,000 2,038
$ 5,893
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0 .97%
Maryland Economic Development Corp
5.00%, 07/01/2048
(c),(d)
$ 3,000 $ 3,188
Tender Option Bond Trust Receipts/Certificates
3.20%, 08/15/2033
(c),(d)
1,345 1,345
3.22%, 07/01/2032
(c),(d)
360 360
$ 4,893
Massachusetts - 3 .75%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 10,770 12,157
5.00%, 07/01/2050 1,000 1,082
5.00%, 05/15/2055
(c)
5,000 5,583
$ 18,822
Michigan - 1 .24%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,003
5.50%, 04/01/2050 1,000 1,017
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 996
Michigan Finance Authority
4.00%, 02/15/2044 3,500 3,198
$ 6,214
Minnesota - 0 .99%
State of Minnesota
4.00%, 08/01/2041 5,000 4,953
Mississippi - 0 .30%
Mississippi Business Finance Corp
3.05%, 11/01/2035
(c)
800 800
3.15%, 12/01/2030
(c)
700 700
$ 1,500
Montana - 0 .54%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(e)
805 760
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,949
$ 2,709
Nevada - 2 .93%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(f)
8,950 9,121
5.25%, 07/01/2049
(f)
5,400 5,572
$ 14,693
New Hampshire - 0 .23%
New Hampshire Business Finance Authority
3.75%, 07/01/2045
(c),(d)
1,000 808
4.13%, 01/20/2034 369 369
$ 1,177
New Jersey - 4 .41%
Casino Reinvestment Development Authority
Inc (credit support from Assured Guaranty )
5.00%, 11/01/2042
(e)
1,000 1,049
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 1,005
New Jersey Turnpike Authority
5.25%, 01/01/2049 1,000 1,056
State of New Jersey
4.00%, 06/01/2031 5,000 5,208
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 5,112
5.25%, 06/01/2046 8,680 8,698
$ 22,128
New York - 11 .36%
Hempstead Town Local Development Corp
5.00%, 10/01/2056 3,000 2,837

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
Metropolitan Transportation Authority
4.00%, 11/15/2044 $ 735 $ 668
5.00%, 11/15/2032 1,000 1,074
5.00%, 11/15/2045 3,025 3,079
New York City Municipal Water Finance Authority
5.25%, 06/15/2046 2,000 2,120
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 11/01/2038 2,835 3,052
5.50%, 05/01/2042 3,050 3,332
New York Energy Finance Development Corp
5.00%, 07/01/2056
(c)
2,050 2,084
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,319
5.00%, 10/01/2038 1,000 1,025
5.00%, 10/01/2048
(f)
2,000 2,181
5.00%, 10/01/2050
(f)
5,500 5,947
5.25%, 03/15/2049 1,000 1,047
New York State Dormitory Authority (credit
support from Assured Guaranty )
5.25%, 10/01/2043
(e)
1,000 1,068
5.50%, 10/01/2054
(e)
3,000 3,129
New York State Housing Finance Agency
3.05%, 11/01/2044
(c)
1,500 1,500
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 936
5.00%, 01/01/2032 5,000 5,100
5.00%, 01/01/2034 3,200 3,254
5.63%, 04/01/2040 1,000 1,060
6.00%, 06/30/2059 1,500 1,570
New York Transportation Development Corp (credit
support from Assured Guaranty )
6.00%, 06/30/2050
(e)
4,000 4,297
Niagara Area Development Corp
4.75%, 11/01/2042
(d)
1,135 1,009
Oneida Indian Nation of New York
6.00%, 09/01/2043
(d)
1,900 2,030
Tender Option Bond Trust Receipts/Certificates
3.15%, 12/01/2032
(c),(d)
105 105
Tompkins County Development Corp
0.00%, 07/01/2027
(a)
115 23
Westchester County Local Development
Corp (credit support from Assured Guaranty )
5.75%, 11/01/2048
(e)
2,075 2,211
$ 57,057
North Carolina - 0 .24%
City of Charlotte NC Airport Revenue
5.00%, 07/01/2039 1,100 1,205
Ohio - 4 .15%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,128
4.00%, 06/01/2039 1,850 1,799
5.00%, 06/01/2055 1,580 1,195
County of Cuyahoga OH
5.00%, 12/01/2049 2,655 2,719
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,435
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(d)
850 797
Ohio State University/The
5.00%, 12/01/2033 5,000 5,536
Ohio Water Development Authority
5.00%, 12/01/2039 2,000 2,191
State of Ohio
2.45%, 01/15/2045
(c)
250 250
2.45%, 01/15/2051
(c)
2,800 2,800
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Tender Option Bond Trust Receipts/Certificates
3.10%, 06/01/2031
(c),(d)
$ 1,000 $ 1,000
$ 20,850
Oklahoma - 0 .56%
Tulsa Municipal Airport Trust Trustees/OK
6.25%, 12/01/2035 2,500 2,795
Oregon - 1 .06%
State of Oregon Department of Transportation
5.00%, 11/15/2034 4,750 5,329
Other Territory - 0 .23%
JPMorgan Chase Putters/Drivers Trust
2.56%, 10/01/2026
(c),(d)
1,000 1,000
Nuveen AMT-Free Municipal Credit Income Fund
2.61%, 03/01/2029
(c)
150 150
$ 1,150
Pennsylvania - 4 .23%
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,702
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,080
General Authority of Southcentral
Pennsylvania (credit support from Assured
Guaranty )
4.00%, 06/01/2049
(e)
3,400 3,021
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 818
Pennsylvania Economic Development Financing
Authority
5.45%, 03/01/2056
(c),(d)
2,500 2,566
5.50%, 06/30/2043 4,100 4,306
Pennsylvania Higher Educational Facilities
Authority
5.00%, 08/15/2041
(g)
1,375 1,450
5.00%, 08/15/2042
(g)
1,100 1,155
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,132
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 1,050 947
Philadelphia Gas Works Co (credit support from
Assured Guaranty )
5.25%, 08/01/2054
(e)
1,000 1,037
$ 21,214
Puerto Rico - 0 .75%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(a)
428 311
0.00%, 11/01/2043
(a),(c)
1,278 910
4.00%, 07/01/2033 183 183
4.00%, 07/01/2037 257 251
4.00%, 07/01/2046 363 328
5.75%, 07/01/2031 1 1
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 1,850 1,777
$ 3,761
Rhode Island - 0 .32%
Tender Option Bond Trust Receipts/
Certificates (credit support from Ginnie Mae
Collateral )
2.65%, 04/01/2031
(c),(d),(e)
1,600 1,600
South Carolina - 1 .81%
City of North Charleston SC
2.33%, 09/01/2037
(c)
100 100
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2031
(a),(d)
1,000 110
0.00%, 06/01/2051
(a),(d)
4,500 495
5.25%, 11/15/2047 1,830 1,828

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Carolina (continued)
South Carolina Jobs-Economic Development
Authority   (continued)
5.25%, 11/15/2052 $ 1,500 $ 1,448
South Carolina Public Service Authority
5.25%, 12/01/2050 2,930 3,048
South Carolina Public Service Authority (credit
support from Assured Guaranty )
5.00%, 12/01/2055
(e)
2,000 2,032
$ 9,061
Tennessee - 0 .03%
Public Building Authority of Blount County
Tennessee/The
3.05%, 06/01/2034
(c)
140 140
Texas - 12 .37%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,754
City of Houston TX Airport System Revenue
5.50%, 07/15/2036 4,550 4,871
5.50%, 07/15/2038 1,000 1,058
City of Houston TX Hotel Occupancy Tax & Special
Revenue (credit support from Assured Guaranty )
5.25%, 09/01/2051
(e)
2,000 2,062
5.50%, 09/01/2058
(e)
1,250 1,309
Lower Colorado River Authority (credit support
from Assured Guaranty )
5.00%, 05/15/2044
(e)
4,055 4,257
Mission Economic Development Corp
5.00%, 12/01/2064
(c)
2,500 2,580
New Hope Higher Education Finance Corp
5.00%, 03/15/2055 2,000 2,030
Permanent University Fund - University of Texas
System
5.00%, 07/01/2036 6,305 7,085
5.25%, 07/01/2040 8,500 9,733
Port of Beaumont Navigation District
3.63%, 01/01/2035
(d)
4,335 3,921
Port of Port Arthur Navigation District
3.05%, 04/01/2040
(c)
1,100 1,100
3.05%, 04/01/2040
(c)
700 700
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 1,000 888
5.00%, 11/15/2037 2,060 2,062
5.00%, 12/01/2044 2,000 2,096
Tender Option Bond Trust Receipts/Certificates
3.10%, 03/01/2033
(c),(d)
2,100 2,100
3.10%, 03/01/2033
(c),(d)
3,300 3,300
Texas Municipal Gas Acquisition & Supply Corp V
5.00%, 04/01/2036 3,725 3,845
5.00%, 01/01/2055
(c)
4,225 4,379
$ 62,130
Utah - 3 .25%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2040
(f)
2,040 2,147
5.25%, 07/01/2042
(f)
2,040 2,169
5.50%, 07/01/2050
(f)
1,360 1,430
5.50%, 07/01/2055
(f)
1,360 1,419
Mida Mountain Village Public Infrastructure District
6.00%, 06/15/2054
(d)
2,000 2,054
Utah Infrastructure Agency
5.00%, 10/15/2032 4,385 4,393
5.00%, 10/15/2037 1,500 1,482
5.38%, 10/15/2040 1,200 1,203
$ 16,297
Virginia - 2 .04%
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(e)
5,000 4,973
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virginia (continued)
Virginia Housing Development Authority
4.60%, 07/01/2046 $ 2,590 $ 2,546
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,742
$ 10,261
Wisconsin - 0 .34%
Public Finance Authority
5.75%, 06/30/2060 600 621
6.50%, 06/30/2060 1,000 1,094
$ 1,715
TOTAL MUNICIPAL BONDS $ 524,915
Total Investments $ 528,217
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.59)%
Notes with interest rates of 2.17% - 2.28% at July
31, 2026 and contractual maturities of collateral
from 2028-2049.
(h)
$ (28,065) (28,065)
Total Net Investments $ 500,152
Other Assets and Liabilities -  0.39% 1,942
TOTAL NET ASSETS - 100.00% $ 502,094
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $74,371 or 14.81% of net assets.
(e) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Security purchased on a when-issued basis.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2026.

Glossary to the Schedule of Investments
July 31, 2026 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

July 31, 2026 (unaudited)

Security Valuation. Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035
Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal
LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid
2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal
LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065
Fund, Principal LifeTime Hybrid 2070 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio,
and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in R-6 and Institutional shares of other series of Principal Funds,
Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds,
Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity
Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund,
Government & High Quality Bond Fund,High Yield Fund, Inflation Protection Fund, International Bond Fund, International Equity Fund,
LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap S&P 400 Index Fund, MidCap
Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Fund,
SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service.
Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

July 31, 2026 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Common Stocks
Industrial $ — $ — $ 36 $ 36
Investment Companies* 52 — — 52
Municipal Bonds* — 695,624 — 695,624
Total investments in securities $ 52 $ 695,624 $ 36 $ 695,712

July 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund
Bonds* $ — $ 5,942,488 $ — $ 5,942,488
Common Stocks
Industrial — — 4,722 4,722
Investment Companies* 143,350 — — 143,350
U.S. Government & Government Agency Obligations* — 3,784,247 — 3,784,247
Total investments in securities $ 143,350 $ 9,726,735 $ 4,722 $ 9,874,807
Derivative Assets
Interest Rate Contracts
Futures** 1,624 — — 1,624
Derivative Liabilities
Interest Rate Contracts
Futures** (5,491) — — (5,491)
Core Plus Bond Fund
Bonds* — 288,713 — 288,713
Common Stocks
Consumer, Cyclical — — — —
Consumer, Non-cyclical — 32 — 32
Energy — — 16 16
Investment Companies* 39,908 — — 39,908
Preferred Stocks
Industrial — 15 — 15
Senior Floating Rate Interests* — 10,720 — 10,720
U.S. Government & Government Agency Obligations* — 132,092 — 132,092
Total investments in securities $ 39,908 $ 431,572 $ 16 $ 471,496
Derivative Assets
Interest Rate Contracts
Futures** 320 — — 320
Derivative Liabilities
Interest Rate Contracts
Futures** (1,129) — — (1,129)
Diversified Income Fund
Bonds* — 1,460,725 18,196 1,478,921
Common Stocks
Basic Materials — — 20,779 20,779
Consumer, Non-cyclical — — 548 548
Technology — — 6 6
Investment Companies* 189,918 — — 189,918
Preferred Stocks* 33,865 — — 33,865
Senior Floating Rate Interests* — 48,447 159 48,606
U.S. Government & Government Agency Obligations* — 193,936 — 193,936
Total investments in securities $ 223,783 $ 1,703,108 $ 39,688 $ 1,966,579
Derivative Assets
Credit Contracts
Credit Default Swaps — 1,851 — 1,851
Foreign Exchange Contracts
Foreign Currency Contracts — 96 — 96
Interest Rate Contracts
Futures** 256 — — 256
Total Return Swaps — 294 — 294
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (167) — (167)
Exchange Cleared Credit Default Swaps** — (109) — (109)
Foreign Exchange Contracts
Foreign Currency Contracts — (375) — (375)
Interest Rate Contracts
Futures** (153) — — (153)
Total Return Swaps — (29) — (29)
Diversified International Fund
Common Stocks
Basic Materials 48,825 8,082 — 56,907
Communications 17,750 59,132 — 76,882
Consumer, Cyclical 5,712 118,153 — 123,865

July 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund (continued)
Common Stocks (continued)
Consumer, Non-cyclical $ 30,123 $ 111,718 $ — $ 141,841
Energy 32,395 15,291 — 47,686
Financial 31,524 202,221 — 233,745
Industrial 5,046 122,999 — 128,045
Technology 7,255 188,342 — 195,597
Investment Companies* 6,392 — — 6,392
Preferred Stocks* 214 — — 214
Total investments in securities $ 185,236 $ 825,938 $ — $ 1,011,174
Equity Income Fund
Common Stocks* 7,857,591 — — 7,857,591
Investment Companies* 80,752 — — 80,752
Total investments in securities $ 7,938,343 $ — $ — $ 7,938,343
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 858,921 1,935 860,856
Investment Companies* 58,287 — — 58,287
Total investments in securities $ 58,287 $ 858,921 $ 1,935 $ 919,143
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 258 — 258
Interest Rate Contracts
Total Return Swaps — 1,088 — 1,088
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (2,240) — (2,240)
Exchange Cleared Credit Default Swaps** — (1,459) — (1,459)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,653) — (1,653)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (256) — (256)
Futures** (2,508) — — (2,508)
Total Return Swaps — (92) — (92)
Global Emerging Markets Fund
Common Stocks
Basic Materials 255,402 — — 255,402
Communications 169,526 726,417 — 895,943
Consumer, Cyclical 79,043 538,278 — 617,321
Consumer, Non-cyclical 148,454 343,293 — 491,747
Energy 85,282 180,497 — 265,779
Financial 342,049 1,368,119 — 1,710,168
Industrial 33,625 635,731 15,158 684,514
Technology 87,246 2,489,058 — 2,576,304
Utilities — 13,904 — 13,904
Investment Companies* 125,204 — — 125,204
Total investments in securities $ 1,325,831 $ 6,295,297 $ 15,158 $ 7,636,286
Global Real Estate Securities Fund
Common Stocks
Communications — 11,889 — 11,889
Consumer, Cyclical 31,908 — — 31,908
Consumer, Non-cyclical 8,567 — — 8,567
Financial 1,125,664 525,556 — 1,651,220
Industrial — 15,436 — 15,436
Investment Companies* 13,675 — — 13,675
Total investments in securities $ 1,179,814 $ 552,881 $ — $ 1,732,695
Government & High Quality Bond Fund
Bonds* — 84,019 — 84,019
Investment Companies* 7,357 — — 7,357
U.S. Government & Government Agency Obligations* — 437,881 — 437,881
Total investments in securities $ 7,357 $ 521,900 $ — $ 529,257

July 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund (continued)
Derivative Assets
Interest Rate Contracts
Futures** $ 783 $ — $ — $ 783
Derivative Liabilities
Interest Rate Contracts
Futures** (299) — — (299)
High Yield Fund
Bonds* — 3,533,876 2,409 3,536,285
Common Stocks
Basic Materials — — 102 102
Consumer, Cyclical — — 121 121
Consumer, Non-cyclical — 1,170 282 1,452
Energy — — 616 616
Utilities — — — —
Convertible Bonds* — — — —
Investment Companies* 100,963 — — 100,963
Preferred Stocks
Industrial — 561 — 561
Senior Floating Rate Interests* — 196,986 77 197,063
Total investments in securities $ 100,963 $ 3,732,593 $ 3,607 $ 3,837,163
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (41) — (41)
Inflation Protection Fund
Bonds* — 8 — 8
Investment Companies* 8,097 — — 8,097
U.S. Government & Government Agency Obligations* — 2,138,590 — 2,138,590
Total investments in securities $ 8,097 $ 2,138,598 $ — $ 2,146,695
International Bond Fund
Bonds* — 315,862 — 315,862
Investment Companies* 2,321 — — 2,321
U.S. Government & Government Agency Obligations* — 7,854 — 7,854
Total investments in securities $ 2,321 $ 323,716 $ — $ 326,037
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 58 — 58
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (2,607) — (2,607)
International Equity Fund
Common Stocks
Basic Materials 350,538 — — 350,538
Communications 181,818 335,301 — 517,119
Consumer, Cyclical — 901,531 — 901,531
Consumer, Non-cyclical 222,506 659,535 — 882,041
Energy 227,432 111,483 — 338,915
Financial — 1,715,506 — 1,715,506
Industrial — 477,218 — 477,218
Technology 345,588 876,730 — 1,222,318
Investment Companies* 69,799 — — 69,799
Total investments in securities $ 1,397,681 $ 5,077,304 $ — $ 6,474,985
LargeCap Growth Fund I
Common Stocks
Basic Materials 5,674 — — 5,674
Communications 1,111,308 — — 1,111,308
Consumer, Cyclical 227,761 — — 227,761
Consumer, Non-cyclical 525,120 — — 525,120
Energy 49,314 — — 49,314
Financial 214,651 — — 214,651

July 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Fund I (continued)
Common Stocks (continued)
Industrial $ 742,722 $ — $ — $ 742,722
Technology 2,615,938 — 4,004 2,619,942
Utilities 23,733 — — 23,733
Convertible Preferred Stocks
Basic Materials — — 1,953 1,953
Consumer, Cyclical — — 9,562 9,562
Technology — — 6,841 6,841
Investment Companies* 163,267 — — 163,267
Total investments in securities $ 5,679,488 $ — $ 22,360 $ 5,701,848
Derivative Assets
Equity Contracts
Futures** 256 — — 256
LargeCap S&P 500 Index Fund
Common Stocks* 13,267,917 — — 13,267,917
Investment Companies* 41,354 — — 41,354
Total investments in securities $ 13,309,271 $ — $ — $ 13,309,271
Derivative Assets
Equity Contracts
Futures** 299 — — 299
LargeCap Value Fund III
Common Stocks* 2,263,654 — — 2,263,654
Investment Companies* 52,000 — — 52,000
Total investments in securities $ 2,315,654 $ — $ — $ 2,315,654
Derivative Assets
Equity Contracts
Futures** 94 — — 94
MidCap Fund
Common Stocks* 23,119,639 — — 23,119,639
Investment Companies* 3,968 — — 3,968
Total investments in securities $ 23,123,607 $ — $ — $ 23,123,607
MidCap S&P 400 Index Fund
Common Stocks* 1,360,713 — — 1,360,713
Investment Companies* 11,900 — — 11,900
Total investments in securities $ 1,372,613 $ — $ — $ 1,372,613
Derivative Liabilities
Equity Contracts
Futures** (43) — — (43)
MidCap Value Fund I
Common Stocks* 2,425,108 — — 2,425,108
Investment Companies* 48,404 — — 48,404
Total investments in securities $ 2,473,512 $ — $ — $ 2,473,512
Derivative Liabilities
Equity Contracts
Futures** (42) — — (42)
Overseas Fund
Common Stocks
Basic Materials 8,100 55,924 — 64,024
Communications 13,237 75,792 — 89,029
Consumer, Cyclical 19,941 147,635 — 167,576
Consumer, Non-cyclical — 304,769 — 304,769
Diversified — 88 — 88
Energy 14,407 62,882 — 77,289
Financial 29,983 488,734 — 518,717
Industrial 69,314 364,929 — 434,243
Technology 204 91,913 — 92,117

July 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund (continued)
Common Stocks (continued)
Utilities $ — $ 97,710 $ — $ 97,710
Investment Companies* 48,280 — — 48,280
Preferred Stocks
Consumer, Cyclical — 12,006 — 12,006
Consumer, Non-cyclical — 107 — 107
Total investments in securities $ 203,466 $ 1,702,489 $ — $ 1,905,955
Derivative Liabilities
Equity Contracts
Futures** (6) — — (6)
Principal Capital Appreciation Fund
Common Stocks* 3,854,137 — — 3,854,137
Investment Companies* 83,517 — — 83,517
Total investments in securities $ 3,937,654 $ — $ — $ 3,937,654
Principal LifeTime 2020 Fund
Investment Companies* 1,682,174 — — 1,682,174
Total investments in securities $ 1,682,174 $ — $ — $ 1,682,174
Principal LifeTime 2025 Fund
Investment Companies* 1,036,827 — — 1,036,827
Total investments in securities $ 1,036,827 $ — $ — $ 1,036,827
Principal LifeTime 2030 Fund
Investment Companies* 4,480,600 — — 4,480,600
Total investments in securities $ 4,480,600 $ — $ — $ 4,480,600
Principal LifeTime 2035 Fund
Investment Companies* 1,775,469 — — 1,775,469
Total investments in securities $ 1,775,469 $ — $ — $ 1,775,469
Principal LifeTime 2040 Fund
Investment Companies* 4,325,147 — — 4,325,147
Total investments in securities $ 4,325,147 $ — $ — $ 4,325,147
Principal LifeTime 2045 Fund
Investment Companies* 1,578,248 — — 1,578,248
Total investments in securities $ 1,578,248 $ — $ — $ 1,578,248
Principal LifeTime 2050 Fund
Investment Companies* 3,150,566 — — 3,150,566
Total investments in securities $ 3,150,566 $ — $ — $ 3,150,566
Principal LifeTime 2055 Fund
Investment Companies* 1,127,246 — — 1,127,246
Total investments in securities $ 1,127,246 $ — $ — $ 1,127,246
Principal LifeTime 2060 Fund
Investment Companies* 1,138,261 — — 1,138,261
Total investments in securities $ 1,138,261 $ — $ — $ 1,138,261
Principal LifeTime 2065 Fund
Investment Companies* 291,556 — — 291,556
Total investments in securities $ 291,556 $ — $ — $ 291,556
Principal LifeTime 2070 Fund
Investment Companies* 110,572 — — 110,572
Total investments in securities $ 110,572 $ — $ — $ 110,572

July 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2020 Fund
Investment Companies* $ 739,056 $ — $ — $ 739,056
Total investments in securities $ 739,056 $ — $ — $ 739,056
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 1,283,656 — — 1,283,656
Total investments in securities $ 1,283,656 $ — $ — $ 1,283,656
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 1,811,262 — — 1,811,262
Total investments in securities $ 1,811,262 $ — $ — $ 1,811,262
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 1,241,129 — — 1,241,129
Total investments in securities $ 1,241,129 $ — $ — $ 1,241,129
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 1,603,839 — — 1,603,839
Total investments in securities $ 1,603,839 $ — $ — $ 1,603,839
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 809,393 — — 809,393
Total investments in securities $ 809,393 $ — $ — $ 809,393
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 806,641 — — 806,641
Total investments in securities $ 806,641 $ — $ — $ 806,641
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 499,350 — — 499,350
Total investments in securities $ 499,350 $ — $ — $ 499,350
Principal LifeTime Hybrid 2060 Fund
Investment Companies* 313,945 — — 313,945
Total investments in securities $ 313,945 $ — $ — $ 313,945
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 117,431 — — 117,431
Total investments in securities $ 117,431 $ — $ — $ 117,431
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 24,818 — — 24,818
Total investments in securities $ 24,818 $ — $ — $ 24,818
Principal LifeTime Hybrid Income Fund
Investment Companies* 735,879 — — 735,879
Total investments in securities $ 735,879 $ — $ — $ 735,879
Principal LifeTime Strategic Income Fund
Investment Companies* 783,861 — — 783,861
Total investments in securities $ 783,861 $ — $ — $ 783,861
Real Estate Securities Fund
Common Stocks* 6,995,399 — — 6,995,399
Investment Companies* 20,667 — — 20,667
Total investments in securities $ 7,016,066 $ — $ — $ 7,016,066

July 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Balanced Portfolio
Investment Companies* $ 4,885,536 $ — $ — $ 4,885,536
Total investments in securities $ 4,885,536 $ — $ — $ 4,885,536
SAM Conservative Balanced Portfolio
Investment Companies* 1,853,433 — — 1,853,433
Total investments in securities $ 1,853,433 $ — $ — $ 1,853,433
SAM Conservative Growth Portfolio
Investment Companies* 3,535,442 — — 3,535,442
Total investments in securities $ 3,535,442 $ — $ — $ 3,535,442
SAM Flexible Income Portfolio
Investment Companies* 2,128,407 — — 2,128,407
Total investments in securities $ 2,128,407 $ — $ — $ 2,128,407
SAM Strategic Growth Portfolio
Investment Companies* 2,621,253 — — 2,621,253
Total investments in securities $ 2,621,253 $ — $ — $ 2,621,253
Short-Term Income Fund
Bonds* — 3,082,537 — 3,082,537
Investment Companies* 58,810 — — 58,810
U.S. Government & Government Agency Obligations* — 349,482 — 349,482
Total investments in securities $ 58,810 $ 3,432,019 $ — $ 3,490,829
Derivative Assets
Interest Rate Contracts
Futures** 866 — — 866
Derivative Liabilities
Interest Rate Contracts
Futures** (434) — — (434)
SmallCap Fund
Common Stocks* 2,049,839 — — 2,049,839
Investment Companies* 36,286 — — 36,286
Total investments in securities $ 2,086,125 $ — $ — $ 2,086,125
SmallCap Growth Fund I
Common Stocks
Basic Materials 35,147 — — 35,147
Communications 60,338 — — 60,338
Consumer, Cyclical 266,834 — — 266,834
Consumer, Non-cyclical 753,415 11 2 753,428
Energy 92,035 — — 92,035
Financial 270,724 — — 270,724
Government 13 — — 13
Industrial 556,742 — — 556,742
Technology 373,503 106 — 373,609
Utilities 10,104 — — 10,104
Investment Companies* 89,627 — — 89,627
Total investments in securities $ 2,508,482 $ 117 $ 2 $ 2,508,601
Derivative Liabilities
Equity Contracts
Futures** (50) — — (50)
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 53,856 — — 53,856
Communications 66,727 — — 66,727
Consumer, Cyclical 196,715 — — 196,715
Consumer, Non-cyclical 246,784 — — 246,784
Energy 77,474 — — 77,474

July 31, 2026 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Significant unobservable inputs for bonds include the Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within
Level 3 of the fair value hierarchy is as follows (amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
(a) During the period, the valuation methodology changed. Previously, the security was valued using a Comparable Company Methodology, driven by EBITDA Multiples. Current valuation is based on a broker quote.
(b) During the period, the subadvisor updated the valuation methodology for the security from a yield-to-maturity approach under a Yield Premium/Liquidation Methodology to a cash payout methodology based on expected litigation settlement proceeds.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap S&P 600 Index Fund (continued)
Common Stocks (continued)
Financial $ 332,939 $ — $ — $ 332,939
Industrial 210,447 — — 210,447
Technology 113,098 — — 113,098
Utilities 26,784 — — 26,784
Investment Companies* 21,282 — — 21,282
Total investments in securities $ 1,346,106 $ — $ — $ 1,346,106
Derivative Liabilities
Equity Contracts
Futures** (88) — — (88)
SmallCap Value Fund II
Common Stocks
Basic Materials 39,844 — — 39,844
Communications 27,470 — — 27,470
Consumer, Cyclical 191,646 — — 191,646
Consumer, Non-cyclical 172,001 6 1 172,008
Energy 107,423 — — 107,423
Financial 407,762 — — 407,762
Government 103 — — 103
Industrial 175,824 — — 175,824
Technology 58,953 — — 58,953
Utilities 44,525 — — 44,525
Investment Companies* 44,826 — — 44,826
Total investments in securities $ 1,270,377 $ 6 $ 1 $ 1,270,384
Derivative Liabilities
Equity Contracts
Futures** (56) — — (56)
Tax-Exempt Bond Fund
Common Stocks
Industrial — — 22 22
Investment Companies* 3,280 — — 3,280
Municipal Bonds* — 524,915 — 524,915
Total investments in securities $ 3,280 $ 524,915 $ 22 $ 528,217
Fund Asset Type
Fair Value as of
July 31, 2026 Valuation Technique
Unobservable
Input
Input Valuations
(weighted average)*
Impact to valuation
if input had
increased
Diversified Income Fund
Bonds $ 18,196 Discounted Cash Flows Yield to Maturity 11.1 – 36.1% (23.6%) Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
Common Stocks 20,566 Comparable Company Model EBITDA Multiples 4.4 – 8.0x (5.3x) Increase
212 Cash Payout Methodology Discount Rate 0.0-100.0% (50.0%) Decrease
555 Market Quotations Broker Quote(a) $0.71-$0.25 ($0.07) Increase
Senior Floating Rate Interests 159
Yield Premium Methodology /
Liquidation Methodology
Yield to Maturity 46.1%
Increase
— Cash Payout Methodology
Expected Litigation
Proceeds (b)
$0.00
Decrease
—
Comparable Company Methodology /
Recovery Methodology
EBITDA Multiples 5.9x
Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
Total $ 39,688

July 31, 2026 (unaudited)

thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
Fund
Value as
of October
31, 2025
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
July 31, 2026
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
July 31, 2026
Diversified Income Fund
Bonds $ 28,040 $ — $ (9,844) $ — $ — $ — $ — $ 18,196 $ (29,848)
Common Stock 52,221 995 (28,716) — (3,176) 9 — 21,333 (29,465)
Senior Floating Rate Interests 13,754 (14,560) (1,958) 4,129 (1,206) — — 159 (2,218)
Total
$ 94,015 $ (13,565) $ (40,518) $ 4,129 $ (4,382) $9 $ — $ 39,688 $ (61,531)